UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:               811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices)                                             (Zip code)
Eric E. Miller, Esq.
1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: December 31, 2007
Date of reporting period: June 30, 2007
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.
NVIT Nationwide Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT Nationwide Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

NVIT Nationwide Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,081.30	$3.97	0.77%
	Hypothetical	[1]	$1,000.00	$1,020.98	$3.87	0.77%
Class II	Actual		$1,000.00	$1,080.50	$5.36	1.04%
	Hypothetical	[1]	$1,000.00	$1,019.64	$5.22	1.04%
Class III	Actual		$1,000.00	$1,081.00	$4.13	0.80%
	Hypothetical	[1]	$1,000.00	$1,020.83	$4.02	0.80%
Class IV	Actual		$1,000.00	$1,081.30	$4.03	0.78%
	Hypothetical	[1]	$1,000.00	$1,020.93	$3.92	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

NVIT Nationwide Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	95.4%
Commercial Paper	0.7%
Other Investments*	5.4%
Liabilities in excess of other assets**	-1.5%

100.0%

Top Holdings***

Microsoft Corp.	3.6%
Procter & Gamble Co. (The)	3.1%
Bank of America Corp.	3.1%
Cisco Systems, Inc.	2.7%
AT&T, Inc.	2.5%
Intel Corp.	2.0%
Colgate-Palmolive Co.	2.0%
Pfizer, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Merrill Lynch & Co., Inc.	1.5%
Other	75.8%

100.0%

Top Industries

Diversified Financial Services	9.6%
Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	6.4%
Household Products	5.3%
Insurance	5.0%
Software	4.9%
Communications Equipment	4.2%
Semiconductors & Semiconductor Equipment	4.1%
Machinery	3.0%
Multiline Retail	3.0%
Other	45.7%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT Nationwide Fund

Common Stock (95.4%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (2.2%)
Boeing Co. (The)	124,929	$12,013,173
Northrop Grumman Corp.	125,212	9,750,258
Raytheon Co.	301,320	16,238,135
United Technologies Corp.	84,500	5,993,585

		43,995,151

Auto Components (0.8%)
B.F. Goodrich Co. (The)	108,300	6,450,348
Goodyear Tire & Rubber Co.*	102,130	3,550,039
Johnson Controls, Inc.	50,000	5,788,500

		15,788,887

Beverages (1.0%)
Coca-Cola Co.	55,100	2,882,281
Constellation Brands, Inc.* (a)	670,750	16,285,810

		19,168,091

Biotechnology (0.3%)
Genzyme Corp.*	26,300	1,693,720
Gilead Sciences, Inc.*	109,000	4,225,930

		5,919,650

Building Products (0.1%)
American Standard Cos., Inc.	27,200	1,604,256

Capital Markets (1.8%)
Credit Suisse Group ADR - CH	91,010	6,458,070
Lehman Brothers Holding, Inc.	225,430	16,799,043
Lloyds TSB Group PLC ADR - GB (a)	157,830	7,058,158
T. Rowe Price Group, Inc.	87,000	4,514,430

		34,829,701

Chemicals (1.0%)
Agrium, Inc.	166,800	7,297,500
E.I. du Pont de Nemours & Co.	68,700	3,492,708
Monsanto Co.	32,900	2,222,066
Syngenta AG ADR - CH	157,500	6,131,475

		19,143,749

Commercial Banks (1.7%)
Allied Irish Banks ADR - IE	34,000	1,868,640
Australia & New Zealand Banking Group Ltd. ADR - AU	21,500	2,647,295
Bank Of Ireland ADR - IE (a)	13,100	1,063,065
Compass Bancshares, Inc.	55,000	3,793,900
Kookmin Bank ADR - KR	59,800	5,245,656
Marshall & Ilsley Corp.	34,400	1,638,472
National Australia Bank Ltd. ADR - AU	12,700	2,187,575
PNC Bank Corp.	121,200	8,675,496
U.S. Bancorp	221,100	7,285,245
Woori Finance Holdings ADR - KR* (a)	2,800	214,172

		34,619,516

Commercial Services & Supplies (0.7%)
Donnelley (R.R.) & Sons Co.	50,600	2,201,606
Manpower, Inc.	94,700	8,735,128
Waste Management, Inc.	75,100	2,932,655

		13,869,389

Communications Equipment (4.2%)
Cisco Systems, Inc.*	1,908,127	53,141,337
Corning, Inc.*	246,000	6,285,300
Harris Corp. (a)	255,500	13,937,525
QUALCOMM, Inc.	195,050	8,463,219
Telefonaktiebolaget LM Ericsson ADR - SE	40,000	1,595,600

		83,422,981

Computers & Peripherals (2.1%)
Hewlett-Packard Co.	617,700	27,561,774
International Business Machines Corp.	128,994	13,576,619

		41,138,393

Construction & Engineering (0.2%)
Fluor Corp.	35,600	3,964,772

Containers & Packaging (0.8%)
Bemis Co.	261,800	8,686,524
Packaging Corp. of America	306,000	7,744,860

		16,431,384

Diversified Financial Services (9.6%)
Bank of America Corp.	1,262,135	61,705,780
Citigroup, Inc.	340,613	17,470,041
Goldman Sachs Group, Inc.	48,600	10,534,050
JP Morgan Chase & Co.	563,743	27,313,349
Merrill Lynch & Co., Inc.	365,500	30,548,490
Moody’s Corp.	120,100	7,470,220
Morgan Stanley	344,681	28,911,842
State Street Corp.	95,400	6,525,360

		190,479,132

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,197,539	$49,697,868
Embarq Corp.	47,500	3,010,075
Qwest Communications International, Inc.*	198,300	1,923,510
Windstream Corp.	270,000	3,985,200

		58,616,653

Electric Utilities (1.4%)
Duke Energy Corp.	78,300	1,432,890
Gilead Sciences, Inc.	510,800	14,486,288
Portland General Electric Co. (a)	145,100	3,981,544
Southern Co.	204,430	7,009,905

		26,910,627

Electrical Equipment (0.4%)
Ametek, Inc.	10,000	396,800
Emerson Electric Co.	159,800	7,478,640

		7,875,440

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	181,890	6,990,033
Flextronics International Ltd.*	95,200	1,028,160
Jabil Circuit, Inc.	230,000	5,076,100

		13,094,293

Energy Equipment & Services (2.4%)
ENSCO International, Inc.	64,600	3,941,246
Halliburton Co.	210,000	7,245,000
Helmerich & Payne, Inc. (a)	210,100	7,441,742
Nabors Industries Ltd. - BM*	63,000	2,102,940
Noble Corp. ADR - KY	68,700	6,699,624
Schlumberger Ltd. ADR - NL	44,100	3,745,854
Tidewater, Inc. (a)	237,200	16,812,736

		47,989,142

Entertainment (0.7%)
Walt Disney Co. (The)	412,400	14,079,336

Food & Staples Retailing (1.6%)
CVS/Caremark Corp.	279,500	10,187,775
Kroger Co.	25,600	720,128
Wal-Mart Stores, Inc.	173,900	8,366,329
Walgreen Co.	263,100	11,455,374

		30,729,606

Food Products (1.3%)
Archer-Daniels Midland Co.	277,800	9,192,402
General Mills, Inc.	53,000	3,096,260
PepsiCo, Inc.	201,200	13,047,820

		25,336,482

Health Care Equipment & Supplies (0.6%)
Alcon, Inc. - CH (a)	18,730	2,526,864
AstraZeneca PLC ADR - GB	169,830	9,082,509

		11,609,373

Health Care Providers & Services (2.2%)
Aetna, Inc.	250,950	12,396,930
AmerisourceBergen Corp.	84,000	4,155,480
McKesson Corp.	122,200	7,288,008
UnitedHealth Group, Inc.	226,150	11,565,311
WellPoint, Inc.*	111,150	8,873,104

		44,278,833

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp. - PA	48,000	2,340,960
Hilton Hotels Corp.	13,100	438,457
Marriott International, Inc., Class A	130,000	5,621,200
McDonald’s Corp.	120,400	6,111,504
Sonic Corp.* (a)	70,000	1,548,400
Starwood Hotels & Resorts Worldwide, Inc.	69,900	4,688,193

		20,748,714

Household Durables (0.1%) (a)
Syntax-Brillian Corp.*	474,670	2,335,376

Household Products (5.3%)
Colgate-Palmolive Co.	603,480	39,135,678
Kimberly-Clark Corp.	55,000	3,678,950
Procter & Gamble Co. (The)	1,012,850	61,976,291

		104,790,919

Independent Power Producers & Energy Traders (0.4%)
Dynegy, Inc.*	849,800	8,022,112

Industrial Conglomerates (1.2%)
3M Co.	87,050	7,555,070
Carlisle Cos., Inc. (a)	140,600	6,539,306
General Electric Co.	252,315	9,658,618

		23,752,994

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Insurance (5.0%)
Allstate Corp.	104,700	$6,440,097
American International Group, Inc.	176,700	12,374,301
Chubb Corp. (The)	200,100	10,833,414
Hartford Financial Services Group, Inc. (The)	117,400	11,565,074
Lincoln National Corp.	83,700	5,938,515
MetLife, Inc.	258,244	16,651,573
Prudential Financial, Inc.	193,135	18,778,516
Travelers Cos., Inc. (The)	233,900	12,513,650
W.R. Berkley Corp.	127,500	4,148,850

		99,243,990

Internet Software & Services (0.9%)
eBay, Inc.*	311,000	10,007,980
Google, Inc., Class A*	13,950	7,301,151

		17,309,131

IT Services (0.0%)
Fiserv, Inc.*	16,200	920,160

Leisure Equipment & Products (0.7%)
Time Warner, Inc.	688,566	14,487,429

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc.*	205,800	10,643,976

Machinery (3.0%)
Caterpillar, Inc.	89,100	6,976,530
Cummins, Inc.	48,400	4,898,564
Danaher Corp.	28,200	2,129,100
Deere & Co.	95,800	11,566,892
Eaton Corp.	70,000	6,510,000
Illinois Tool Works, Inc.	169,350	9,177,077
Joy Global, Inc. (a)	59,100	3,447,303
Parker Hannifin Corp.	143,450	14,045,189
Terex Corp.*	12,400	1,008,120

		59,758,775

Marine (0.1%) (a)
Omega Navigation Enterprises, Inc.	134,000	2,914,500

Media (0.9%)
Citadel Broadcasting Co. (a)	31,670	204,271
Discovery Holding Co.* (a)	40,000	919,600
Idearc, Inc. (a)	1	18
News Corp.	235,200	4,988,592
Omnicom Group, Inc.	219,360	11,608,531
Viacom, Inc., Class B*	1	42

		17,721,054

Metals & Mining (2.2%)
Alcoa, Inc.	94,700	3,838,191
Allegheny Technologies, Inc.	37,900	3,974,952
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	186,200	15,421,084
Nucor Corp.	183,500	10,762,275
Steel Dynamics, Inc.	45,500	1,906,905
U.S. Steel Corp.	75,200	8,178,000

		44,081,407

Multi-Utilities (1.0%)
Sempra Energy	338,600	20,055,278

Multiline Retail (3.0%)
J.C. Penney Co., Inc.	204,100	14,772,758
Kohl’s Corp.*	122,900	8,729,587
Macy’s, Inc.	349,000	13,883,220
Nordstrom, Inc.	91,900	4,697,928
Target Corp.	267,170	16,992,012

		59,075,505

Oil, Gas & Consumable Fuels (8.8%)
Chesapeake Energy Corp. (a)	223,300	7,726,180
ChevronTexaco Corp.	238,344	20,078,098
ConocoPhillips	370,714	29,101,049
Devon Energy Corp.	118,200	9,253,878
EOG Resources, Inc.	68,100	4,975,386
Exxon Mobil Corp.	422,343	35,426,131
Hess Corp.	147,870	8,718,415
Marathon Oil Corp.	60,836	3,647,727
Murphy Oil Corp.	277,600	16,500,544
Occidental Petroleum Corp.	218,383	12,640,008
Peabody Energy Corp.	91,500	4,426,770
Spectra Energy Corp.	74,800	1,941,808
Sunoco, Inc.	20,100	1,601,568
Valero Energy Corp.	261,100	19,284,846

		175,322,408

Pharmaceuticals (6.4%)
Abbott Laboratories	189,800	10,163,790
Allergan, Inc.	30,080	1,733,811
Eli Lilly & Co.	43,900	2,453,132
Johnson & Johnson	378,491	23,322,616
Merck & Co., Inc.	324,100	16,140,180
Mylan Laboratories, Inc.	277,300	5,044,087

8

Common Stock (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Pfizer, Inc.	1,477,190	$37,771,748
Schering-Plough Corp.	181,500	5,524,860
Wyeth	415,300	23,813,302

		125,967,526

Real Estate Investment Trusts (REITs) (1.0%)
Ashford Hospitality Trust (a)	230,700	2,713,032
First Industrial Realty Trust (a)	21,350	827,526
Host Hotels & Resorts, Inc.	353,200	8,165,984
Lexington Corporate Properties Trust (a)	121,400	2,525,120
Simon Property Group, Inc.	51,400	4,782,256

		19,013,918

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	61,150	5,206,311
Norfolk Southern Corp.	49,000	2,575,930
Union Pacific Corp.	89,800	10,340,470

		18,122,711

Semiconductors & Semiconductor Equipment (4.1%)
Altera Corp.	111,200	2,460,856
Applied Materials, Inc.	740,400	14,711,748
Intel Corp.	1,674,189	39,778,731
KLA-Tencor Corp.	48,100	2,643,095
Lam Research Corp.* (a)	78,700	4,045,180
Maxim Integrated Products, Inc.	51,000	1,703,910
MEMC Electronic Materials, Inc.*	54,300	3,318,816
Texas Instruments, Inc.	290,650	10,937,159
Xilinx, Inc.	45,000	1,204,650

		80,804,145

Software (4.9%)
BEA Systems, Inc.* (a)	531,300	7,273,497
Microsoft Corp.	2,418,686	71,278,676
Oracle Corp.*	855,900	16,869,789
Tibco Software, Inc.* (a)	214,000	1,936,700

		97,358,662

Specialty Retail (1.5%)
American Eagle Outfitters Ltd. (a)	197,000	5,055,020
Group 1 Automotive, Inc. (a)	90,600	3,654,804
Lowe’s Cos., Inc.	83,500	2,562,615
Nike, Inc.	94,000	5,479,260
OfficeMax, Inc.	106,700	4,193,310
TJX Cos., Inc.	291,730	8,022,575

		28,967,584

Tobacco (0.7%) (a)
Reynolds American, Inc.	224,724	14,652,005

Wireless Telecommunication Services (1.0%) (a)
Telephone & Data Systems, Inc.	83,500	5,224,595
Vodafone Group PLC ADR - GB	419,137	14,095,577

		19,320,172

Total Common Stocks (Cost $1,790,671,634)		1,890,285,288

Commercial Paper (4.8%) (b)
Consumer Finance (4.8%)
Carrera Capital Finance LLC, 5.48%, 07/02/07	$49,000,000	48,985,300
Countrywide Home Loans, 5.40%, 07/02/07	3,339,000	3,337,998
PB Finance (Delaware), 5.53%, 07/02/07	10,010,000	10,008,485
Stanfield Victoria Funding, 5.38%, 07/02/07	33,407,000	33,397,015

Total Commercial Paper (Cost $95,741,642)		95,728,798

Securities Held as Collateral for Securities on Loan (5.5%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $107,708,326, collateralized by U.S. Government Agency Mortgages with a market value of $109,812,894	$107,659,700	107,659,700

Total Investments (Cost $1,994,072,976) (c) — 105.7%		2,093,673,786
Liabilities in excess of other assets — (5.7)%		(111,992,133)

NET ASSETS — 100.0%		$1,981,681,653

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Nationwide Fund (Continued)

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	The rate reflected in the Statement of Investments is the effective yield as of June 30, 2007.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

AU	Australia

BM	Bermuda

CH	Switzerland

GB	United Kingdom

IE	Ireland

KR	Korea

KY	Cayman Islands

NL	Netherlands

PA	Panama

SE	Sweden

See accompanying notes to financial statements.

10

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	NVIT
	Nationwide Fund

Assets:
Investments, at value (cost $1,886,413,276)*	$1,986,014,086
Repurchase agreements, at cost and value	107,659,700

Total Investments	2,093,673,786

Cash	303,317
Interest and dividends receivable	2,552,503
Receivable for capital shares issued	801,865
Prepaid expenses	12,355

Total Assets	2,097,343,826

Liabilities:
Payable for investments purchased	6,083,067
Payable upon return of securities loaned	107,659,700
Payable for capital shares redeemed	712,947
Accrued expenses and other payables:
Investment advisory fees	896,413
Fund administration and transfer agent fees	114,131
Distribution fees	61,063
Administrative servicing fees	103,384
Compliance program costs	13,839
Other	17,629

Total Liabilities	115,662,173

Net Assets	$1,981,681,653

Represented by:
Capital	$1,721,897,622
Accumulated net investment income	437,736
Accumulated net realized gains from investment transactions	159,745,485
Net unrealized appreciation on investments	99,600,810

Net Assets	$1,981,681,653

Net Assets:
Class I Shares	$1,501,660,501
Class II Shares	306,367,346
Class III Shares	2,114,339
Class IV Shares	171,539,467

Total	$1,981,681,653

Shares outstanding (unlimited number of shares authorized):
Class I Shares	109,908,589
Class II Shares	22,502,398
Class III Shares	154,518
Class IV Shares	12,557,672

Total	145,123,177

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.66
Class II Shares	$13.62	(a)
Class III Shares	$13.68
Class IV Shares	$13.66

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

*	Includes value of securities on loan of $105,633,249.

See accompanying notes to financial statements.

 11

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT
Nationwide Fund

INVESTMENT INCOME:
Interest income	$938,118
Dividend income	16,070,482
Income from securities lending	134,338
Foreign tax withholding	(9,556)

Total Income	17,133,382

Expenses:
Investment advisory fees	5,334,342
Fund administration and transfer agent fees	565,007
Distribution fees Class II Shares	300,574
Administrative servicing fees Class I Shares	971,600
Administrative servicing fees Class II Shares	179,673
Administrative servicing fees Class III Shares	1,279
Administrative servicing fees Class IV Shares	114,835
Custodian fees	41,547
Trustee fees	44,549
Compliance program costs (Note 3)	2,874
Other	79,561

Total expenses before earnings credit	7,635,841
Earnings credit (Note 6)	(10,989)

Net Expenses	7,624,852

Net Investment Income	9,508,530

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	187,697,259
Net change in unrealized depreciation on investments	(48,536,013)

Net realized/unrealized gains (losses) on investments	139,161,246

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$148,669,776

See accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$9,508,530	$18,496,056
Net realized gains on investment transactions	187,697,259	160,829,063
Net change in unrealized appreciation/depreciation on investments	(48,536,013)	43,781,755

Change in net assets resulting from operations	148,669,776	223,106,874

Distributions to shareholders from:
Net investment income:
Class I	(7,201,393)	(15,756,598)
Class II	(1,042,480)	(1,016,725)
Class III	(8,370)	(14,436)
Class IV	(818,551)	(1,750,451)
Net realized gains on investments:
Class I	(70,089,329)	–
Class II	(14,076,996)	–
Class III	(101,330)	–
Class IV	(8,009,930)	–

Change in net assets from shareholder distributions	(101,348,379)	(18,538,210)

Change in net assets from capital transactions	93,944,390	(59,202,504)

Change in net assets	141,265,787	145,366,160
Net Assets:
Beginning of period	1,840,415,866	1,695,049,706

End of period	$1,981,681,653	$1,840,415,866

Accumulated net investment income at end of period	$437,736	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,006,193	$8,335,766
Dividends reinvested	77,290,622	15,756,598
Cost of shares redeemed	(108,704,600)	(218,122,841)

	(22,407,785)	(194,030,477)

Class II Shares
Proceeds from shares issued	101,002,587	150,928,243
Dividends reinvested	15,119,435	1,016,725
Cost of shares redeemed	(733,902)	(2,152,437)

	115,388,120	149,792,531

Class III Shares
Proceeds from shares issued	1,120,970	1,154,191
Dividends reinvested	109,700	14,436
Cost of shares redeemed	(880,800)	(1,138,554)

	349,870	30,073

See accompanying notes to financial statements.

 13

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,762,306	$3,855,172
Dividends reinvested	8,828,458	1,750,451
Cost of shares redeemed	(9,976,579)	(20,600,254)

	614,185	(14,994,631)

Change in net assets from capital transactions	$93,944,390	$(59,202,504)

SHARE TRANSACTIONS:
Class I Shares
Issued	657,403	677,225
Reinvested	5,686,387	1,264,192
Redeemed	(7,862,099)	(17,658,704)

	(1,518,309)	(15,717,287)

Class II Shares
Issued	7,301,911	12,156,768
Reinvested	1,116,529	80,475
Redeemed	(52,804)	(176,853)

	8,365,636	12,060,390

Class III Shares
Issued	78,807	89,452
Reinvested	8,060	1,143
Redeemed	(65,855)	(91,482)

	21,012	(887)

Class IV Shares
Issued	126,700	311,095
Reinvested	649,539	140,403
Redeemed	(722,754)	(1,669,408)

	53,485	(1,217,910)

Total change in shares	6,921,824	(4,875,694)

See accompanying notes to financial statements.

14

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Nationwide Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$9.89	0.08	(1.79)	(1.71)	(0.08)
For the year ended December 31, 2003	$8.10	0.08	2.14	2.22	(0.05)
For the year ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)
For the year ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)
For the year ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$13.32	0.07	1.01	1.08	(0.07)
Class II Shares
For the year ended December 31, 2002 (e)	$8.68	0.04	(0.57)	(0.53)	(0.05)
For the year ended December 31, 2003	$8.10	0.05	2.15	2.20	(0.04)
For the year ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)
For the year ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)
For the year ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)
For the six months ended June 30, 2007 (Unaudited)	$13.28	0.05	1.01	1.06	(0.05)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
							Ratio of
						Net Assets	Expenses to
	Net		Net Asset			at End of	Average
	realized	Total	Value, End	Total		Period	Net
	gains	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	–	(0.08)	$8.10	(17.35%	)	$1,252,686	0.83%
For the year ended December 31, 2003	–	(0.05)	$10.27	27.51%		$1,459,917	0.83%
For the year ended December 31, 2004	–	(0.14)	$11.13	9.75%		$1,402,753	0.83%
For the year ended December 31, 2005	–	(0.10)	$11.85	7.44%		$1,506,358	0.83%
For the year ended December 31, 2006	–	(0.14)	$13.32	13.63%		$1,484,346	0.82%
For the six months ended June 30, 2007 (Unaudited)	(0.67)	(0.74)	$13.66	8.13%		$1,501,661	0.77%
Class II Shares
For the year ended December 31, 2002 (e)	–	(0.05)	$8.10	(6.14%	)	$765	1.07%
For the year ended December 31, 2003	–	(0.04)	$10.26	27.23%		$5,570	1.08%
For the year ended December 31, 2004	–	(0.11)	$11.12	9.53%		$11,210	1.08%
For the year ended December 31, 2005	–	(0.08)	$11.82	7.04%		$24,550	1.08%
For the year ended December 31, 2006	–	(0.12)	$13.28	13.40%		$187,747	1.06%
For the six months ended June 30, 2007 (Unaudited)	(0.67)	(0.72)	$13.62	8.05%		$306,367	1.04%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.84%	0.84%	0.83%	33.25%
For the year ended December 31, 2003	0.83%	(h)	(h)	129.01%
For the year ended December 31, 2004	1.07%	(h)	(h)	131.43%
For the year ended December 31, 2005	0.88%	(h)	(h)	179.84%
For the year ended December 31, 2006	1.08%	(h)	(h)	222.16%
For the six months ended June 30, 2007 (Unaudited)	1.04%	0.77%	1.04%	197.63%
Class II Shares
For the year ended December 31, 2002 (e)	1.03%	(h)	(h)	33.25%
For the year ended December 31, 2003	0.60%	(h)	(h)	129.01%
For the year ended December 31, 2004	0.95%	(h)	(h)	131.43%
For the year ended December 31, 2005	0.66%	(h)	(h)	179.84%
For the year ended December 31, 2006	0.88%	(h)	(h)	222.16%
For the six months ended June 30, 2007 (Unaudited)	0.79%	1.04%	0.79%	197.63%

[Additional columns below]

[Continued from above table, first column(s) repeated]

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from July 11, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class III Shares
For the year ended December 31, 2002 (f)	$9.78	0.05	(1.65)	(1.60)	(0.07)
For the year ended December 31, 2003	$8.11	0.09	2.13	2.22	(0.05)
For the year ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)
For the year ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)
For the year ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$13.34	0.07	1.01	1.08	(0.07)
Class IV Shares
For the year ended December 31, 2003 (g)	$8.30	0.05	1.95	2.00	(0.03)
For the year ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)
For the year ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)
For the year ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$13.32	0.07	1.01	1.08	(0.07)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
							Ratio of
						Net Assets	Expenses to
	Net		Net Asset			at End of	Average
	realized	Total	Value, End	Total		Period	Net
	gains	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class III Shares
For the year ended December 31, 2002 (f)	–	(0.07)	$8.11	(16.38%	)	$399	0.72%
For the year ended December 31, 2003	–	(0.05)	$10.28	27.48%		$870	0.83%
For the year ended December 31, 2004	–	(0.13)	$11.15	9.84%		$847	0.83%
For the year ended December 31, 2005	–	(0.11)	$11.86	7.35%		$1,595	0.83%
For the year ended December 31, 2006	–	(0.14)	$13.34	13.71%		$1,781	0.82%
For the six months ended June 30, 2007 (Unaudited)	(0.67)	(0.74)	$13.68	8.10%		$2,114	0.80%
Class IV Shares
For the year ended December 31, 2003 (g)	–	(0.03)	$10.27	24.17%		$169,690	0.83%
For the year ended December 31, 2004	–	(0.14)	$11.13	9.75%		$167,051	0.83%
For the year ended December 31, 2005	–	(0.10)	$11.85	7.44%		$162,547	0.83%
For the year ended December 31, 2006	–	(0.14)	$13.32	13.63%		$166,542	0.82%
For the six months ended June 30, 2007 (Unaudited)	(0.67)	(0.74)	$13.66	8.13%		$171,539	0.78%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class III Shares
For the year ended December 31, 2002 (f)	1.07%	(h)	(h)	33.25%
For the year ended December 31, 2003	0.83%	(h)	(h)	129.01%
For the year ended December 31, 2004	1.05%	(h)	(h)	131.43%
For the year ended December 31, 2005	0.86%	(h)	(h)	179.84%
For the year ended December 31, 2006	1.02%	(h)	(h)	222.16%
For the six months ended June 30, 2007 (Unaudited)	1.00%	0.80%	1.00%	197.63%
Class IV Shares
For the year ended December 31, 2003 (g)	0.85%	(h)	(h)	129.01%
For the year ended December 31, 2004	1.06%	(h)	(h)	131.43%
For the year ended December 31, 2005	0.86%	(h)	(h)	179.84%
For the year ended December 31, 2006	1.09%	(h)	(h)	222.16%
For the six months ended June 30, 2007 (Unaudited)	1.03%	0.78%	1.03%	197.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	There were no fee reductions during the period.

See accompanying notes to financial statements.

16

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Nationwide Fund (the “Fund”), (formerly, “Gartmore GVIT Nationwide Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect

18

correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$105,633,249	$107,659,700

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,007,217,795	$119,320,990	$(32,864,999)	$86,455,991

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees

Up to $250 million	0.600%

On the next $750 million	0.575%

On the next $1 billion	0.550%

On the next $3 billion	0.525%

On $5 billion or more	0.500%

20

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)), (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc.”) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $1,421,012 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,874.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems

 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $3,689,254,960 and sales of $3,741,795,079.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be

22

recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 23

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

24

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 25

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

26

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 27

Supplemental Information (Unaudited)

A.	Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

28

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the S&P 500 Index, over the one- and three-year periods, while outperforming the benchmark for the five-year period. The Board also considered that performance of the Fund’s Class I shares ranked the Fund in the fourth quintile over the one-year period, the second quintile over the two- and four year period, the third quintile over the three-year period, and the first quintile over the five-year period compared to that of its Lipper-constructed Performance Group. The Board considered that: (i) longer-term relative performance has been strong; (ii) the Fund’s adviser had made changes to the portfolio management team during the year; and (iii) recent performance has shown improvement. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to improve relative performance, the Board concluded that the nature, extent and quality of services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board concluded the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services for during the twelve month-periods ended September 30, 2006 and 2005. The Board also considered the costs of the services provided and the amounts of the profits realized by the adviser and determined the amount of profit is a fair entrepreneurial profit for management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on

 29

Supplemental Information (Unaudited) (Continued)

December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

30

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

 31

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

32

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 33

Nationwide NVIT Government Bond Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT Government Bond Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Government Bond Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,012.70	$3.49	0.70%
	Hypothetical	[1]	$1,000.00	$1,021.33	$3.51	0.70%
Class II	Actual		$1,000.00	$1,011.60	$4.74	0.95%
	Hypothetical	[1]	$1,000.00	$1,020.09	$4.77	0.95%
Class III	Actual		$1,000.00	$1,012.80	$3.54	0.71%
	Hypothetical	[1]	$1,000.00	$1,021.28	$3.56	0.71%
Class IV	Actual		$1,000.00	$1,012.70	$3.49	0.70%
	Hypothetical	[1]	$1,000.00	$1,021.33	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Government Bond Fund
Portfolio Summary
June 30, 2007

Asset Allocation

U.S. Government Sponsored & Agency Obligations	45.3%
Mortgage-Backed Obligations	39.7%
U.S. Treasury Obligations	9.5%
Repurchase Agreements	4.5%
Other Investments*	4.3%
Liabilities in excess of other assets**	-3.3%

100.0%

Top Holdings***

Federal National Mortgage Association, 5.23%, 01/29/10	9.1%
Federal National Mortgage Association, 5.08%, 05/14/10	5.9%
Federal National Mortgage Association, 4.66%, 05/01/13	4.7%
Federal Home Loan Mortgage Corporation, 5.75%, 05/23/11	4.3%
Federal Home Loan Bank, 5.25%, 11/03/09	4.3%
Federal National Mortgage Association, 5.63%, 11/15/21	4.1%
Federal National Mortgage Association, 5.30%, 01/12/10	3.4%
Federal National Mortgage Association, 5.69%, 09/01/36	3.4%
U.S. Treasury Bonds, 5.50%, 08/15/28	2.6%
Federal National Mortgage Association, 4.90%, 07/01/35	2.6%
Other	55.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Government Bond Fund

U.S. Government Sponsored & Agency Obligations (45.3%)

	Principal
	Amount	Value
Federal Farm Credit Bank
5.00%, 03/03/14	$12,146,000	$11,893,582
4.55%, 03/04/15	25,475,000	24,127,092
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	6,946,601
5.25%, 11/03/09	50,000,000	49,906,300
5.00%, 03/14/14 (a)	17,925,000	17,549,436
Federal Home Loan Mortgage Corporation
5.75%, 05/23/11	50,000,000	50,119,150
5.65%, 02/14/12	25,000,000	24,894,250
5.60%, 09/26/13	25,000,000	24,848,300
4.80%, 12/18/13	8,350,000	8,091,768
Federal National Mortgage Association
5.00%, 01/23/09	15,000,000	14,946,300
5.30%, 01/12/10	40,000,000	40,000,240
5.23%, 01/29/10	106,515,000	106,243,493
8.20%, 03/10/16	10,000,000	11,891,290
Pool #383452
6.68%, 05/01/16	3,597,757	3,701,615
6.62%, 06/01/16	10,658,134	11,296,889
5.63%, 11/15/21 (a)	50,000,000	48,716,750
Series 2003-66, Class AP
3.50%, 11/25/32	2,344,818	2,125,609
Financing Corporation
10.70%, 10/06/17	6,535,000	9,182,551
9.65%, 11/02/18	8,740,000	11,782,473
Government Loan Trust 0.00%, 04/01/15	6,072,000	4,031,298
Housing & Urban Development, 7.08%, 08/01/16	9,000,000	9,011,016
Lightship Tankers LLC, 6.50%, 06/14/24	28,450,365	30,307,036
Overseas Private Investment Corp., 5.86%, 09/20/07	8,632,326	9,399,480

Total U.S. Government Sponsored & Agency Obligations (Cost $534,351,913)		531,012,519

Mortgage-Backed Obligations (39.7%)

	Principal
	Amount	Value
Federal Home Loan Mortgage Corporation
8.00%, 11/01/08	1,045	1,047
5.50%, 09/15/10	3,451,247	3,447,852
5.50%, 08/15/13	5,726,498	5,717,140
5.50%, 07/15/17	7,090,438	7,054,311
5.50%, 10/15/17	18,750,000	18,589,155
5.50%, 10/15/17	14,331,348	14,274,418
5.50%, 01/15/20	8,000,000	7,946,599
5.50%, 05/15/34	12,333,715	12,253,901
5.31%, 06/01/35 (b)	22,350,327	22,755,963
Federal National Mortgage Association
5.70%, 01/01/09	4,438,542	4,428,675
7.41%, 04/01/10	13,994,150	14,647,834
5.08%, 05/14/10	70,000,000	69,587,910
5.50%, 09/25/11	6,215,000	6,248,042
4.66%, 05/01/13	57,473,679	55,346,372
5.60%, 09/01/18	11,186,039	11,188,542
5.56%, 12/01/21	11,400,000	11,424,246
5.00%, 07/25/23	6,000,000	5,530,028
7.00%, 08/25/23	4,693,066	4,839,995
5.50%, 04/25/24	12,486,462	12,207,665
6.43%, 02/17/30	248,440	247,903
4.99%, 09/01/34 (b)	14,793,824	14,585,140
4.71%, 04/01/35	8,856,042	8,742,341
4.74%, 04/01/35 (b)	15,571,560	15,168,557
4.80%, 05/01/35 (b)	13,542,654	13,186,774
4.89%, 05/01/35	18,760,982	18,287,780
5.24%, 05/01/35 (b)	10,444,885	10,283,182
4.90%, 07/01/35 (b)	31,099,082	30,350,338
6.00%, 04/18/36	9,822,000	9,688,833
6.31%, 08/01/36	8,425,224	8,708,974
5.69%, 09/01/36 (b)	39,260,514	39,612,358
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	9,058,220	9,287,792

Total Mortgage-Backed Obligations (Cost $468,518,135)		465,639,667

6

U.S. Treasury Obligations (9.5%)(a)

	Principal
	Amount	Value
U.S. Treasury Bonds, 5.50%, 08/15/28 (a)	$30,000,000	$31,122,660
U.S. Treasury Inflation Protected Bonds, 1.88%, 07/15/15	30,000,000	30,124,710
U.S. Treasury Note
4.50%, 03/31/12	25,000,000	24,542,975
5.13%, 05/15/16	25,000,000	25,140,625

Total U.S. Treasury Obligations (Cost $111,796,619)		110,930,970

Repurchase Agreements (4.5%)(b)
Nomura Securities, 5.26% dated 06/29/07, due 07/02/07, Repurchase price $53,386,422, collateralized by U.S. Government Agency Mortgages with a market value of $54,430,292	53,363,031	53,363,031

Securities Held as Collateral for Securities on Loan (4.3%)

	Principal
	Amount	Value
Morgan Stanley Repurchase Agreement, 5.42% dated 06/29/07, due 07/02/07, Repurchase price $50,235,228, collateralized by U.S. Government Agency Mortgages with a market value of $51,216,800	50,212,549	50,212,549

Total Investments (Cost $1,218,242,247) (c) — 103.3%		1,211,158,736
Liabilities in excess of other assets — (3.3)%		(39,078,325)

NET ASSETS — 100.0%		$1,172,080,411

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Nationwide NVIT
	Government Bond Fund

Assets:
Investments, at value (cost $1,114,666,667)*	$1,107,583,156
Repurchase agreements, at cost and value	103,575,580

Total Investments	1,211,158,736

Interest and dividends receivable	11,640,468
Receivable for capital shares issued	976,877
Prepaid expenses	12,552

Total Assets	1,223,788,633

Liabilities:
Payable upon return of securities loaned	50,212,549
Payable for capital shares redeemed	805,593
Accrued expenses and other payables:
Investment advisory fees	456,013
Fund administration and transfer agent fees	78,445
Distribution fees	2,892
Administrative servicing fees	84,656
Compliance program costs	14,873
Other	53,201

Total Liabilities	51,708,222

Net Assets	$1,172,080,411

Represented by:
Capital	$1,192,837,820
Accumulated net investment income	1,052,725
Accumulated net realized losses from investment transactions	(14,726,623)
Net unrealized depreciation on investments	(7,083,511)

Net Assets	$1,172,080,411

Net Assets:
Class I Shares	$1,105,966,276
Class II Shares	14,069,286
Class III Shares	16,840,314
Class IV Shares	35,204,535

Total	$1,172,080,411

Shares outstanding (unlimited number of shares authorized):
Class I Shares	98,419,579
Class II Shares	1,255,622
Class III Shares	1,498,412
Class IV Shares	3,133,295

Total	104,306,908

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$11.24
Class II Shares	$11.20	(a)
Class III Shares	$11.24
Class IV Shares	$11.23	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

*	Includes value of securities on loan of $125,500,511.

See accompanying notes to financial statements.

8

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Government
Bond Fund

INVESTMENT INCOME:
Interest income	$30,226,240
Income from securities lending	77,717

Total Income	30,303,957

Expenses:
Investment advisory fees	2,737,500
Fund administration and transfer agent fees	352,666
Distribution fees Class II Shares	17,714
Administrative servicing fees Class I Shares	744,718
Administrative servicing fees Class II Shares	9,843
Administrative servicing fees Class III Shares	11,246
Administrative servicing fees Class IV Shares	23,815
Custodian fees	40,550
Trustee fees	26,465
Compliance program costs (Note 3)	7,829
Other	76,798

Total expenses before earnings credit	4,049,144
Earnings credit (Note 6)	(14,357)

Net Expenses	4,034,787

Net Investment Income	26,269,170

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses on investment transactions	(6,621,181)
Net change in unrealized depreciation on investments	(5,405,777)

Net realized/unrealized gains (losses) on investments	(12,026,958)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,242,212

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets

	Nationwide NVIT Government Bond Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$26,269,170	$46,791,958
Net realized losses on investment transactions	(6,621,181)	(5,728,146)
Net change in unrealized depreciation on investments	(5,405,777)	(4,645,687)

Change in net assets resulting from operations	14,242,212	36,418,125

Distributions to shareholders from:
Net investment income:
Class I	(24,618,135)	(43,698,310)
Class II	(300,445)	(572,230)
Class III	(367,979)	(516,724)
Class IV	(784,857)	(1,501,214)
Net realized gains on investments:
Class I	–	(8,191,701)
Class II	–	(116,493)
Class III	–	(91,621)
Class IV	–	(286,189)

Change in net assets from shareholder distributions	(26,071,416)	(54,974,482)

Change in net assets from capital transactions	52,367,798	(33,047,295)

Change in net assets	40,538,594	(51,603,652)
Net Assets:
Beginning of period	1,131,541,817	1,183,145,469

End of period	$1,172,080,411	$1,131,541,817

Accumulated net investment income at end of period	$1,052,725	$854,971

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$112,968,756	$140,608,879
Dividends reinvested	24,618,038	51,889,883
Cost of shares redeemed	(88,423,626)	(224,541,127)

	49,163,168	(32,042,365)

Class II Shares
Proceeds from shares issued	348,001	722,519
Dividends reinvested	300,445	688,721
Cost of shares redeemed	(912,518)	(2,461,231)

	(264,072)	(1,049,991)

Class III Shares
Proceeds from shares issued	6,364,362	9,053,579
Dividends reinvested	367,979	608,344
Cost of shares redeemed	(2,841,930)	(6,936,325)

	3,890,411	2,725,598

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Government Bond Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,516,807	$3,006,094
Dividends reinvested	784,857	1,787,398
Cost of shares redeemed	(2,723,373)	(7,474,029)

	(421,709)	(2,680,537)

Change in net assets from capital transactions	$52,367,798	$(33,047,295)

SHARE TRANSACTIONS:
Class I Shares
Issued	9,893,149	12,340,128
Reinvested	2,177,265	4,599,476
Redeemed	(7,761,266)	(19,695,341)

	4,309,148	(2,755,737)

Class II Shares
Issued	30,577	63,762
Reinvested	26,641	61,228
Redeemed	(80,253)	(216,427)

	(23,035)	(91,437)

Class III Shares
Issued	555,521	795,336
Reinvested	32,535	53,887
Redeemed	(249,474)	(608,404)

	338,582	240,819

Class IV Shares
Issued	133,365	263,287
Reinvested	69,413	158,474
Redeemed	(239,108)	(656,078)

	(36,330)	(234,317)

Total change in shares	4,588,365	(2,840,672)

See accompanying notes to financial statements.

 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Government Bond Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$11.66	0.53	0.72	1.25	(0.53)
For the year ended December 31, 2003 (g)	$12.28	0.50	(0.25)	0.25	(0.38)
For the year ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)
For the year ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)
For the year ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)
For the six months ended June 30, 2007 (Unaudited)	$11.35	0.25	(0.11)	0.14	(0.25)
Class II Shares
Period ended December 31, 2002 (e)	$11.88	0.18	0.55	0.73	(0.26)
For the year ended December 31, 2003 (g)	$12.26	0.47	(0.25)	0.22	(0.36)
For the year ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)
For the year ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)
For the year ended December 31, 2006	$11.51	0.45	(0.11)	0.34	(0.44)
For the six months ended June 30, 2007 (Unaudited)	$11.32	0.24	(0.12)	0.12	(0.24)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Ratio of
					Net Assets	Expenses to
	Net		Net Asset		at End of	Average
	realized	Total	Value, End	Total	Period	Net
	gains	Distributions	of Period	Return (a)	(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.10)	(0.63)	$12.28	10.98%	$1,982,676	0.73%
For the year ended December 31, 2003 (g)	(0.02)	(0.40)	$12.13	2.00%	$1,488,089	0.73%
For the year ended December 31, 2004	(0.24)	(0.90)	$11.62	3.26%	$1,222,615	0.73%
For the year ended December 31, 2005	(0.02)	(0.45)	$11.54	3.26%	$1,117,512	0.73%
For the year ended December 31, 2006	(0.09)	(0.56)	$11.35	3.34%	$1,067,945	0.73%
For the six months ended June 30, 2007 (Unaudited)	–	(0.25)	$11.24	1.27%	$1,105,966	0.70%
Class II Shares
Period ended December 31, 2002 (e)	(0.09)	(0.35)	$12.26	6.16%	$10,111	0.97%
For the year ended December 31, 2003 (g)	(0.02)	(0.38)	$12.10	1.77%	$20,998	0.98%
For the year ended December 31, 2004	(0.24)	(0.87)	$11.59	3.01%	$17,643	0.98%
For the year ended December 31, 2005	(0.02)	(0.42)	$11.51	3.01%	$15,765	0.98%
For the year ended December 31, 2006	(0.09)	(0.53)	$11.32	3.00%	$14,470	0.98%
For the six months ended June 30, 2007 (Unaudited)	–	(0.24)	$11.20	1.16%	$14,069	0.95%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
	Ratio of Net	Ratio of	Investment
	Investment	Expenses	Income
	Income	(Prior to	(Prior to
	to Average	Reimbursements)	Reimbursements)
	Net	to Average	to Average	Portfolio
	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	4.53%	0.73%	4.53%	49.00%
For the year ended December 31, 2003 (g)	4.12%	(h)	(h)	40.46%
For the year ended December 31, 2004	3.75%	(h)	(h)	69.37%
For the year ended December 31, 2005	3.65%	(h)	(h)	87.79%
For the year ended December 31, 2006	4.16%	(h)	(h)	93.01%
For the six months ended June 30, 2007 (Unaudited)	4.58%	0.70%	4.58%	49.96%
Class II Shares
Period ended December 31, 2002 (e)	3.93%	(h)	(h)	49.00%
For the year ended December 31, 2003 (g)	3.85%	(h)	(h)	40.46%
For the year ended December 31, 2004	3.50%	(h)	(h)	69.37%
For the year ended December 31, 2005	3.40%	(h)	(h)	87.79%
For the year ended December 31, 2006	3.91%	(h)	(h)	93.01%
For the six months ended June 30, 2007 (Unaudited)	4.33%	0.95%	4.33%	49.96%

[Additional columns below]

[Continued from above table, first column(s) repeated]

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from July 8, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 20, 2002 (commencement of operations) through December 31, 2002.

(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	There were no fee reductions during the period.

(i)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

12

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class III Shares
Period ended December 31, 2002 (f)	$11.75	0.36	0.67	1.03	(0.41)
For the year ended December 31, 2003 (g)	$12.27	0.50	(0.24)	0.26	(0.37)
For the year ended December 31, 2004 (g)	$12.14	0.46	(0.07)	0.39	(0.66)
For the year ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)
For the year ended December 31, 2006	$11.54	0.47	(0.10)	0.37	(0.47)
For the six months ended June 30, 2007 (Unaudited)	$11.35	0.23	(0.09)	0.14	(0.25)
Class IV Shares
Period ended December 31, 2003 (i)	$12.29	0.34	(0.24)	0.10	(0.26)
For the year ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)
For the year ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)
For the year ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)
For the six months ended June 30, 2007 (Unaudited)	$11.35	0.26	(0.13)	0.13	(0.25)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Ratio of
					Net Assets	Expenses to
	Net		Net Asset		at End of	Average
	realized	Total	Value, End	Total	Period	Net
	gains	Distributions	of Period	Return (a)	(000s)	Assets (b)

Class III Shares
Period ended December 31, 2002 (f)	(0.10)	(0.51)	$12.27	8.84%	$7,625	0.73%
For the year ended December 31, 2003 (g)	(0.02)	(0.39)	$12.14	2.11%	$4,369	0.73%
For the year ended December 31, 2004 (g)	(0.24)	(0.90)	$11.63	3.27%	$6,854	0.73%
For the year ended December 31, 2005	(0.02)	(0.45)	$11.54	3.18%	$10,604	0.73%
For the year ended December 31, 2006	(0.09)	(0.56)	$11.35	3.35%	$13,164	0.72%
For the six months ended June 30, 2007 (Unaudited)	–	(0.25)	$11.24	1.28%	$16,840	0.71%
Class IV Shares
Period ended December 31, 2003 (i)	–	(0.26)	$12.13	0.84%	$43,244	0.70%
For the year ended December 31, 2004	(0.24)	(0.90)	$11.62	3.27%	$41,019	0.73%
For the year ended December 31, 2005	(0.02)	(0.45)	$11.53	3.17%	$39,264	0.73%
For the year ended December 31, 2006	(0.09)	(0.56)	$11.35	3.34%	$35,962	0.73%
For the six months ended June 30, 2007 (Unaudited)	–	(0.25)	$11.23	1.27%	$35,205	0.70%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
	Ratio of Net	Ratio of	Investment
	Investment	Expenses	Income
	Income	(Prior to	(Prior to
	to Average	Reimbursements)	Reimbursements)
	Net	to Average	to Average	Portfolio
	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class III Shares
Period ended December 31, 2002 (f)	4.12%	(h)	(h)	49.00%
For the year ended December 31, 2003 (g)	4.10%	(h)	(h)	40.46%
For the year ended December 31, 2004 (g)	3.72%	(h)	(h)	69.37%
For the year ended December 31, 2005	3.66%	(h)	(h)	87.79%
For the year ended December 31, 2006	4.21%	(h)	(h)	93.01%
For the six months ended June 30, 2007 (Unaudited)	4.58%	0.71%	4.58%	49.96%
Class IV Shares
Period ended December 31, 2003 (i)	4.07%	(h)	(h)	40.46%
For the year ended December 31, 2004	3.74%	(h)	(h)	69.37%
For the year ended December 31, 2005	3.65%	(h)	(h)	87.79%
For the year ended December 31, 2006	4.16%	(h)	(h)	93.01%
For the six months ended June 30, 2007 (Unaudited)	4.58%	0.70%	4.58%	49.96%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	There were no fee reductions during the period.
(i)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Government Bond Fund (the “Fund”), (formerly, “Gartmore GVIT Government Bond Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

14

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$125,500,511	$127,539,652*

*	Includes $77,327,103 in the form of U.S. Government Securities, interest rates ranging from 0.00% to 9.50% and maturity dates range from 07/02/07 to 01/25/48.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

16

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$1,218,425,195	$2,534,812	$(9,801,271)	$(7,266,459)

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following fee schedule:

Fee Schedule	Fees

Up to $250 million	0.500%

Next $750 million	0.475%

Next $1 billion	0.450%

Next $3 billion	0.425%

$5 billion or more	0.400%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC ((formerly, Gartmore Investor Services, Inc. (“GISI”))(“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc.”) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $861,002 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $7,829.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,329.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $820,528,314 and sales of $511,732,399.

For the six months ended June 30, 2007, the Fund had purchases of $677,287,654 and sales of $282,777,999 of U.S. Government securities.

18

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 25

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its benchmark, the Merrill Lynch Master Index, for the one- and three-year periods, and underperformed the Fund’s benchmark for the five-year period. The Board also considered that the performance of the Fund’s Class I shares ranked in the second quintile of its Lipper-constructed Peer Group over the one-year period and ranked in the first quintile over the two-, three-, four-, and five-year periods reported. The Board found that performance has been very good for all periods considered. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Fund’s adviser to maintain relative performance, the Board concluded that performance had been relatively good for all periods presented and the nature, extent, and quality of the services provided to the Fund will benefit Fund shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the first quintile. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund receives and the other factors discussed.

The Board considered that the Fund’s adviser had reported a pre-tax profit for its investment advisory services during the twelve month periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser, in connection with the operation of the Fund and concluded the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA

26

will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

28

Number of Shares
Fund	Cast/Not Cast		Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

30

Nationwide NVIT Growth Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT Growth Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Growth Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,116.20	$4.46	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.58	$4.27	0.85%
Class IV	Actual		$1,000.00	$1,115.30	$4.46	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.58	$4.27	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Growth Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	100.0%
Other Investments*	4.9%
Liabilities in excess of other assets**	-4.9%

100.0%

Top Holdings

Microsoft Corp.	3.5%
Cisco Systems, Inc.	3.5%
Intel Corp.	2.7%
Google, Inc., Class A	2.3%
Hewlett-Packard Co.	2.0%
Boeing Co. (The)	1.8%
QUALCOMM, Inc.	1.8%
Comcast Corp., Class A	1.7%
Wyeth	1.6%
Apple, Inc.	1.6%
Other	77.5%

100.0%

Top Industries

Pharmaceuticals	7.2%
Semiconductors & Semiconductor Equipment	7.2%
Communications Equipment	6.8%
Software	6.2%
Aerospace & Defense	5.7%
Computers & Peripherals	5.7%
Internet Software & Services	4.4%
Biotechnology	4.1%
Oil, Gas & Consumable Fuels	3.6%
Diversified Financial Services	3.6%
Other	45.5%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Growth Fund

Common Stock (100.0%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (5.7%)
Boeing Co. (The)	39,670	$3,814,667
Honeywell International, Inc.	20,880	1,175,126
Precision Castparts Corp.	12,230	1,484,233
Raytheon Co.	23,150	1,247,553
Rockwell Collins, Inc.	37,470	2,646,881
Spirit Aerosystems Holdings, Inc., Class A*	20,890	753,085
United Technologies Corp.	12,450	883,079

		12,004,624

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	20,000	1,050,400
FedEx Corp.	11,700	1,298,349

		2,348,749

Auto Components (1.1%)
Johnson Controls, Inc.	19,930	2,307,296

Beverages (1.0%)
Coca-Cola Co.	29,090	1,521,698
Pepsi Bottling Group, Inc. (The)	15,500	522,040

		2,043,738

Biotechnology (4.1%)
Celgene Corp.*	27,660	1,585,748
Cephalon, Inc.*	6,790	545,848
Genentech, Inc.*	13,300	1,006,278
Genzyme Corp.*	25,180	1,621,592
Gilead Sciences, Inc.*	77,350	2,998,859
Pharmion Corp.* (a)	29,130	843,314

		8,601,639

Capital Markets (1.4%)
Lehman Brothers Holding, Inc.	21,790	1,623,791
Northern Trust Corp.	19,620	1,260,389

		2,884,180

Chemicals (2.2%)
Air Products & Chemicals, Inc.	19,250	1,547,123
Monsanto Co.	45,730	3,088,604

		4,635,727

Commercial Services & Supplies (0.2%)
Pitney Bowes, Inc.	9,000	421,380

Communications Equipment (7.2%)
American Tower Corp.*	22,000	924,000
Cisco Systems, Inc.*	263,610	7,341,538
Corning, Inc.*	81,970	2,094,334
Foundry Networks, Inc.* (a)	62,660	1,043,916
QUALCOMM, Inc.	84,960	3,686,414

		15,090,202

Computers & Peripherals (5.7%)
Apple, Inc.*	27,700	3,380,508
Diebold, Inc. (a)	7,680	400,896
Hewlett-Packard Co.	94,450	4,214,359
International Business Machines Corp.	18,100	1,905,025
Research In Motion*	8,800	1,759,912
Western Digital Corp.*	13,700	265,095

		11,925,795

Construction & Engineering (0.1%)
Fluor Corp.	2,400	267,288

Consumer Finance (0.6%)
American Express Co.	20,380	1,246,848

Diversified Financial Services (3.6%)
Chicago Mercantile Exchange Holdings, Inc.	3,050	1,629,798
Franklin Resources, Inc.	13,770	1,824,112
Goldman Sachs Group, Inc.	7,740	1,677,645
IntercontinentalExchange, Inc.*	7,650	1,131,052
Merrill Lynch & Co., Inc.	8,800	735,504
Morgan Stanley	7,100	595,548

		7,593,659

Electrical Equipment (2.6%)
Ametek, Inc. (a)	39,525	1,568,352
Cooper Industries Ltd., Class A ADR - BM	30,330	1,731,540
Emerson Electric Co.	44,870	2,099,916

		5,399,808

Electronic Equipment & Instruments (0.1%)
Jabil Circuit, Inc.	12,980	286,469

Energy Equipment & Services (1.8%)
Halliburton Co.	9,940	342,930
Smith International, Inc.	11,050	647,972
Transocean, Inc. ADR - KY*	25,220	2,672,816

		3,663,718

Entertainment (1.0%)
Walt Disney Co. (The)	62,250	2,125,215

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	22,750	$1,331,330
CVS/ Caremark Corp.	78,509	2,861,653
Kroger Co.	9,700	272,861
SYSCO Corp.	7,050	232,579
Wal-Mart Stores, Inc.	17,380	836,152

		5,534,575

Food Products (2.1%)
General Mills, Inc.	11,550	674,751
PepsiCo, Inc.	50,900	3,300,865
Sara Lee Corp.	19,100	332,340

		4,307,956

Gas Utilities (0.3%)
Questar Corp.	11,000	581,350

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	30,690	1,729,074
Beckman Coulter, Inc.	6,320	408,778
Becton, Dickinson & Co.	12,650	942,425
Dade Behring Holdings, Inc.	6,500	345,280
Hillenbrand Industry, Inc. (a)	7,860	510,900
Hologic, Inc.* (a)	15,290	845,690
Medtronic, Inc.	29,600	1,535,056

		6,317,203

Health Care Providers & Services (2.3%)
Cardinal Health, Inc.	14,050	992,492
McKesson Corp.	22,820	1,360,985
Medco Health Solutions, Inc.*	14,340	1,118,377
UnitedHealth Group, Inc.	27,740	1,418,623

		4,890,477

Hotels, Restaurants & Leisure (2.0%)
MGM Grand, Inc.*	18,680	1,540,726
P.F. Chang’s China Bistro, Inc.* (a)	20,460	720,192
Starwood Hotels & Resorts Worldwide, Inc.	30,030	2,014,112

		4,275,030

Household Durables (0.6%)
Leggett & Platt, Inc. (a)	14,170	312,448
Newell Rubbermaid, Inc.	20,200	594,486
Snap-on, Inc.	8,760	442,468

		1,349,402

Household Products (0.8%)
Procter & Gamble Co. (The)	25,720	1,573,807

Industrial Conglomerates (0.8%)
Textron, Inc.	15,160	1,669,268

Insurance (0.8%)
AFLAC, Inc.	32,500	1,670,500

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	39,670	1,929,549
eBay, Inc.*	50,160	1,614,149
Google, Inc., Class A*	9,270	4,851,732
Yahoo!, Inc.*	30,940	839,402

		9,234,832

IT Services (0.6%)
Cognizant Technology Solutions Corp.*	13,980	1,049,758
Electronic Data Systems Corp.	10,420	288,947

		1,338,705

Life Sciences Tools & Services (1.8%)
Covance, Inc.* (a)	15,080	1,033,885
Pharmaceutical Product Development, Inc. (a)	21,900	838,113
Thermo Fisher Scientific, Inc.*	36,570	1,891,400

		3,763,398

Machinery (2.1%)
Caterpillar, Inc.	30,500	2,388,150
Cummins, Inc.	5,340	540,461
Harsco Corp.	10,300	535,600
Parker Hannifin Corp.	10,100	988,891

		4,453,102

Manufacturing (0.7%)
Polypore International, Inc.*	80,300	1,410,871

Media (1.7%)
Comcast Corp., Class A*	129,765	3,648,992

Metals & Mining (1.6%)
Alcoa, Inc.	10,700	433,671
Allegheny Technologies, Inc.	15,640	1,640,323
Freeport-McMoRan Copper & Gold, Inc., Class B	15,500	1,283,710

		3,357,704

Multiline Retail (2.6%)
Family Dollar Stores, Inc.	12,380	424,881
Kohl’s Corp.*	29,760	2,113,853
Macy’s, Inc.	9,750	387,855
Target Corp.	39,800	2,531,280

		5,457,869

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide NVIT Growth Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels (3.6%)
Clean Energy Fuel Corp.*	70,950	$891,132
CONSOL Energy, Inc.	22,380	1,031,942
Peabody Energy Corp.	22,810	1,103,548
Sunoco, Inc.	4,550	362,544
Valero Energy Corp.	16,730	1,235,678
Williams Cos., Inc. (The)	27,670	874,925
XTO Energy, Inc.	35,610	2,140,161

		7,639,930

Pharmaceuticals (7.2%)
Abbott Laboratories	58,000	3,105,900
Bristol-Myers Squibb Co.	65,800	2,076,648
Johnson & Johnson	25,390	1,564,532
Merck & Co., Inc.	63,680	3,171,264
Schering-Plough Corp.	56,500	1,719,860
Wyeth	59,410	3,406,569

		15,044,773

Real Estate Investment Trusts (REITs) (0.6%) (a)
Rayonier, Inc.	29,700	1,340,658

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	3,800	323,532
Union Pacific Corp.	11,700	1,347,255

		1,670,787

Semiconductors & Semiconductor Equipment (7.2%)
Intel Corp.	233,700	5,552,712
Intersil Corp.	51,620	1,623,965
MEMC Electronic Materials, Inc.*	29,300	1,790,816
Microchip Technology, Inc. (a)	51,350	1,902,004
NVIDIA Corp.*	52,220	2,157,208
Spansion, Inc., Class A* (a)	20,200	224,220
Texas Instruments, Inc.	46,700	1,757,321

		15,008,246

Service Companies (0.3%) (a)
Brookdale Senior Living, Inc.	11,340	516,764

Software (6.2%)
Adobe Systems, Inc.*	52,030	2,089,005
Electronic Arts, Inc.*	17,300	818,636
Microsoft Corp.	254,590	7,502,767
Oracle Corp.*	136,100	2,682,531

		13,092,939

Specialty Retail (2.7%)
Best Buy Co., Inc.	22,570	1,053,342
Coach, Inc.*	28,900	1,369,571
Home Depot, Inc. (The)	28,000	1,101,800
Lowe’s Cos., Inc.	47,150	1,447,034
Staples, Inc.	30,510	724,002

		5,695,749

Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.	17,600	1,066,032

Transportation (0.4%) (a)
Genesis Lease Ltd. ADR — IE	31,490	862,826

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	6,130	383,554

Total Common Stocks (Cost $194,531,612)		210,003,634

Securities Held as Collateral for Securities on Loan (4.9%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $10,374,397 collateralized by U.S. Government Agency Mortgages with a market value of $10,577,107	$10,369,713	10,369,713

Total Investments (Cost $204,901,325) (b) — 104.9%		220,373,347
Liabilities in excess of other assets — (4.9)%		(10,283,626)

NET ASSETS — 100.0%		$210,089,721

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BM	Bermuda

IE	Ireland

KY	Cayman Islands

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Growth Fund

Assets:
Investments, at value (cost $194,531,612)*	$210,003,634
Repurchase agreements, at cost and value	10,369,713

Total Investments	220,373,347

Interest and dividends receivable	88,447
Receivable for capital shares issued	630
Receivable for investments sold	12,429,382
Prepaid expenses	2,023

Total Assets	232,893,829

Liabilities:
Payable to custodian	1,128,563
Payable for investments purchased	10,970,275
Payable upon return of securities loaned	10,369,713
Payable for capital shares redeemed	172,056
Accrued expenses and other payables:
Investment advisory fees	104,865
Fund administration and transfer agent fees	12,845
Administrative servicing fees	16,266
Compliance program costs	2,766
Other	26,759

Total Liabilities	22,804,108

Net Assets	$210,089,721

Represented by:
Capital	$466,799,971
Accumulated net investment loss	(9,144)
Accumulated net realized losses from investment transactions	(272,173,128)
Net unrealized appreciation on investments	15,472,022

Net Assets	$210,089,721

Net Assets:
Class I Shares	$174,629,607
Class IV Shares	35,460,114

Total	$210,089,721

Shares outstanding (unlimited number of shares authorized):
Class I Shares	12,891,509
Class IV Shares	2,618,250

Total	15,509,759

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.55
Class IV Shares	$13.54

*	Includes value of securities on loan of $10,143,631.

See accompanying notes to financial statements.

 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Growth Fund

INVESTMENT INCOME:
Interest income	$25,161
Dividend income	998,869
Income from securities lending	29,817

Total Income	1,053,847

Expenses:
Investment advisory fees	622,365
Fund administration and transfer agent fees	64,307
Administrative servicing fees Class I Shares	118,353
Administrative servicing fees Class IV Shares	24,456
Custodian fees	15,287
Trustee fees	4,802
Compliance program costs (Note 3)	1,454
Other	33,204

Total expenses before earnings credit	884,228
Earnings credit (Note 6)	(2,711)

Net Expenses	881,517

Net Investment Income	172,330

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	21,363,269
Net change in unrealized appreciation on investments	1,313,733

Net realized/unrealized gains (losses) on investments	22,677,002

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,849,332

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Nationwide NVIT Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$172,330	$89,970
Net realized gains on investment transactions	21,363,269	8,761,695
Net change in unrealized appreciation on investments	1,313,733	3,499,676

Change in net assets resulting from operations	22,849,332	12,351,341

Distributions to shareholders from:
Net investment income:
Class I	(151,985)	(88,690)
Class IV	(29,489)	(18,161)

Change in net assets from shareholder distributions	(181,474)	(106,851)

Change in net assets from capital transactions	(18,127,282)	(42,349,928)

Change in net assets	4,540,576	(30,105,438)
Net Assets:
Beginning of period	205,549,145	235,654,583

End of period	$210,089,721	$205,549,145

Accumulated net investment income (loss) at end of period	$(9,144)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,744,695	$3,190,556
Dividends reinvested	151,985	88,690
Cost of shares redeemed	(21,751,755)	(41,370,555)

	(15,855,075)	(38,091,309)

Class IV Shares
Proceeds from shares issued	687,645	1,940,914
Dividends reinvested	29,486	18,161
Cost of shares redeemed	(2,989,338)	(6,217,694)

	(2,272,207)	(4,258,619)

Change in net assets from capital transactions	$(18,127,282)	$(42,349,928)

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	436,736	276,469
Reinvested	11,283	7,264
Redeemed	(1,682,534)	(3,577,655)

	(1,234,515)	(3,293,922)

Class IV Shares
Issued	53,012	167,685
Reinvested	2,189	1,487
Redeemed	(231,188)	(538,055)

	(175,987)	(368,883)

Total change in shares	(1,410,502)	(3,662,805)

See accompanying notes to financial statements.

12

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Growth Fund

		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from
	Beginning	Investment	(Losses) on	Investment
	of Period	Income	Investments	Activities

Class I Shares
For the year ended December 31, 2002	$10.55	–	(3.03)	(3.03)
For the year ended December 31, 2003	$7.52	0.01	2.45	2.46
For the year ended December 31, 2004	$9.98	0.02	0.79	0.81
For the year ended December 31, 2005	$10.76	0.01	0.69	0.70
For the year ended December 31, 2006	$11.45	0.01	0.70	0.71
For the six months ended June 30, 2007 (Unaudited)	$12.15	0.01	1.40	1.41
Class IV Shares
For the year ended December 31, 2003 (e)	$7.90	–	2.08	2.08
For the year ended December 31, 2004	$9.98	0.02	0.79	0.81
For the year ended December 31, 2005	$10.76	0.01	0.69	0.70
For the year ended December 31, 2006	$11.45	0.01	0.70	0.71
For the six months ended June 30, 2007 (Unaudited)	$12.15	0.01	1.39	1.40

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions					Ratios/Supplemental Data
							Ratio of
						Net Assets	Expenses to
	Net		Net Asset			at End of	Average
	Investment	Total	Value, End	Total		Period	Net
	Income	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	–	–	$7.52	(28.72%	)	$201,689	0.85%
For the year ended December 31, 2003	(f )	–	$9.98	32.74%		$244,671	0.84%
For the year ended December 31, 2004	(0.03)	(0.03)	$10.76	8.16%		$224,301	0.85%
For the year ended December 31, 2005	(0.01)	(0.01)	$11.45	6.50%		$199,446	0.87%
For the year ended December 31, 2006	(0.01)	(0.01)	$12.15	6.17%		$171,610	0.87%
For the six months ended June 30, 2007 (Unaudited)	(0.01)	(0.01)	$13.55	11.62%		$174,630	0.85%
Class IV Shares
For the year ended December 31, 2003 (e)	(f )	–	$9.98	26.37%		$34,090	0.84%
For the year ended December 31, 2004	(0.03)	(0.03)	$10.76	8.16%		$38,067	0.85%
For the year ended December 31, 2005	(0.01)	(0.01)	$11.45	6.50%		$36,209	0.87%
For the year ended December 31, 2006	(0.01)	(0.01)	$12.15	6.17%		$33,939	0.87%
For the six months ended June 30, 2007 (Unaudited)	(0.01)	(0.01)	$13.54	11.53%		$35,460	0.85%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of
			Ratio of	Investment
	Ratio of Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average		Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)		Turnover (d)

Class I Shares
For the year ended December 31, 2002	(0.03%	)	0.85%	(0.03%	)	231.69%
For the year ended December 31, 2003	0.09%		(g)	(g)		293.58%
For the year ended December 31, 2004	0.26%		(g)	(g)		282.41%
For the year ended December 31, 2005	0.05%		(g)	(g)		275.31%
For the year ended December 31, 2006	0.04%		(g)	(g)		294.57%
For the six months ended June 30, 2007 (Unaudited)	0.17%		0.85%	0.17%		131.02%
Class IV Shares
For the year ended December 31, 2003 (e)	0.10%		(g)	(g)		293.58%
For the year ended December 31, 2004	0.27%		(g)	(g)		282.41%
For the year ended December 31, 2005	0.05%		(g)	(g)		275.31%
For the year ended December 31, 2006	0.05%		(g)	(g)		294.57%
For the six months ended June 30, 2007 (Unaudited)	0.16%		0.86%	0.16%		131.02%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	The amount is less than $0.005 per share.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Growth Fund (the “Fund”), (formerly, “Gartmore GVIT Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

14

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

“variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio

16

securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$10,143,631	$10,369,713

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$22,037,347	$15,992,437	$(1,960,089)	$14,032,348

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees

Up to $250 million	0.600%

On the next $750 million	0.575%

On the next $1 billion	0.550%

On the next $3 billion	0.525%

On $5 billion or more	0.500%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC ((formerly, Gartmore Investor Services, Inc. (“GISI”))(“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting;

18

answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $155,589 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $1,454.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $271,477,820 and sales of $287,983,906.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 25

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the Russell 1000 Growth Index, for the one-year period, while outperforming the benchmark for the three- and five-year periods. The Board also considered that the performance of the Fund’s Class I shares ranked in the fourth quintile of its Lipper-constructed Performance Group over the one- and two-year periods, the second quintile over the three-year period, and the first quintile over the four- and five-year periods. Although the Fund’s performance over the more recent one-year period ended November 2006 ranked the Fund in the third quintile, the Board considered that: (i) longer-term relative performance has been good; (ii) the Fund’s adviser has represented that it will be adding a quantitative core sleeve to the Fund; and (iii) the Fund’s adviser has committed to allocating additional resources to management of the Fund. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to improve relative performance, and based on the factors described above, the Board concluded that the nature, extent and quality of services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the second quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the first quintile. The Board concluded the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services for during the twelve month-periods ended September 30, 2006 and 2005. The Board also considered the costs of the services provided and the amounts of the profits realized by the adviser and determined the amount of profit is a fair entrepreneurial profit for management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

26

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

28

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

30

Nationwide NVIT Money Market Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT Money Market Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Money Market Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,023.80	$3.11	0.62%
	Hypothetical	[1]	$1,000.00	$1,021.73	$3.11	0.62%
Class IV	Actual		$1,000.00	$1,024.40	$2.51	0.50%
	Hypothetical	[1]	$1,000.00	$1,022.32	$2.51	0.50%
Class V	Actual		$1,000.00	$1,024.20	$2.71	0.54%
	Hypothetical	[1]	$1,000.00	$1,022.12	$2.71	0.54%
Class ID	Actual		$1,000.00	$1,024.60	$2.36	0.47%
	Hypothetical	[1]	$1,000.00	$1,022.47	$2.36	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Money Market Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Asset-Backed Commercial Paper	36.4%
Commercial Paper	25.6%
Floating Rate Notes	19.3%
Certificates of Deposit	8.1%
Corporate Bonds	6.3%
Municipal Bonds	3.6%
Other Assets	0.7%

100.0%

Top Holdings

Georgetown Funding Co., 5.42%, 07/25/07	3.0%
Nationwide Building Society, 5.27%, 07/10/07	2.5%
Cargill Asia Pacific, 5.47%, 07/06/07	2.5%
Golden Funding Corp., 5.46%, 07/16/07	2.5%
Florida Hurricane Catastrophe, 5.33%, 07/14/08	2.0%
Three Rivers Funding Corp., 5.36%, 07/12/07	2.0%
Sandlot Funding LLC, 5.42%, 07/23/07	2.0%
Yorkshire Building Society, 5.27%, 08/15/07	1.9%
Natixis, 5.40%, 01/22/08	1.7%
Westpac Capital Corp., 5.28%, 07/12/07	1.6%
South Carolina Public Service Authority, 5.35%, 08/23/07	1.6%
Other	76.7%

100.0%

Top Industries

Banks — Foreign	19.3%
Asset-Backed — Yankee	16.2%
Asset-Backed — Residential Mortgages	7.0%
Asset-Backed — Mortgages	6.6%
Asset-Backed — Trade & Term Receivables	6.3%
Building Society	5.9%
Security Brokers & Dealers	5.1%
Asset-Backed — Domestic	4.5%
Asset-Backed CDO — Trust Preferred	3.6%
Other Assets	25.5%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Money Market Fund

Asset-Backed Commercial Paper (36.4%)

	Shares or
	Principal Amount	Value

Asset-Backed - Domestic (1.5%) (a) (b)
Harrier Financial Funding U.S. LLC
5.28%, 07/20/07 (c)	$10,000,000	$9,972,503
5.32%, 10/12/07 (d)	20,000,000	19,999,717

		29,972,220

Asset-Backed - Mortgages (6.6%) (c)
Georgetown Funding Co., 5.42%, 07/25/07	60,000,000	59,786,000
Thornburg Mortgage Capital
5.37%, 07/12/07 (a) (b)	30,000,000	29,951,417
5.37%, 07/19/07 (a) (b)	12,000,000	11,968,200
5.38%, 07/20/07	25,000,000	24,929,938
5.40%, 07/23/07 (a) (b)	7,000,000	6,977,199

		133,612,754

Asset-Backed - Multi-Seller (3.5%) (a) (b) (c)
Sandlot Funding LLC
5.42%, 07/23/07	40,000,000	39,869,222
5.38%, 09/18/07	7,000,000	6,918,433
5.32%, 12/11/07	24,992,000	24,397,919

		71,185,574

Asset-Backed - Repurchase Agreement (1.9%)
Liquid Funding
5.37%, 07/02/07 (a) (b) (c)	10,922,000	10,920,392
5.28%, 07/16/07 (a) (b) (c)	15,000,000	14,967,479
5.29%, 03/04/08 (d)	12,000,000	11,998,802

		37,886,673

Asset-Backed - Residential Mortgages (7.0%) (c)
Carrera Capital Finance LLC (a) (b)
5.32%, 07/18/07	10,406,000	10,380,202
5.33%, 07/19/07	9,500,000	9,475,015
5.32%, 08/02/07	13,815,000	13,750,574
5.32%, 08/06/07	10,500,000	10,444,875
5.32%, 08/21/07	13,000,000	12,903,312
5.33%, 08/30/07	4,543,000	4,503,173
5.34%, 09/19/07	10,000,000	9,882,889
Klio II Funding Corp. (b) 5.33%, 07/25/07 (a)	25,000,000	24,912,417
5.34%, 09/10/07	30,000,000	29,688,192
Ormond Quay Funding LLC, 5.37%, 07/12/07	15,000,000	14,975,708

		140,916,357

Asset-Backed - Trade & Term Receivables (6.3%) (c)
Falcon Asset Securitization Corp., 5.39%, 07/12/07	3,200,000	3,194,798
Golden Funding Corp., 5.46%, 07/16/07	50,000,000	49,887,917
Old Line Funding Corp., 5.42%, 07/05/07	3,000,000	2,998,217
Three Rivers Funding Corp.
5.46%, 07/05/07	26,000,000	25,984,458
5.36%, 07/12/07	40,000,000	39,935,344
5.37%, 07/17/07	4,594,000	4,583,178

		126,583,912

Asset-Backed - Yankee (6.0%) (c)
Check Point Charlie Ltd.
5.34%, 07/12/07	20,000,000	19,967,794
5.34%, 07/13/07	17,000,000	16,970,165
5.39%, 07/17/07	10,000,000	9,976,356
5.34%, 08/23/07	4,516,000	4,480,962
5.33%, 09/05/07	20,000,000	19,807,133
Greyhawk Funding LLC
5.37%, 07/11/07	6,028,000	6,019,125
5.39%, 07/20/07	20,000,000	19,943,845
5.37%, 10/01/07	6,500,000	6,411,961
K(2) USA LLC, 5.31%, 07/09/07 (a) (b)	2,700,000	2,696,856
Sigma Finance, Inc., 5.24%, 11/05/07 (a) (b)	15,000,000	14,726,421

		121,000,618

Asset-Backed CDO - Trust Preferred (3.6%) (c)
Lockhart Funding LLC
5.37%, 07/12/07	8,386,000	8,372,419
5.33%, 08/13/07	11,800,000	11,725,934
5.32%, 08/22/07	20,000,000	19,848,333
5.32%, 08/24/07	23,000,000	22,818,875
5.33%, 09/13/07	10,500,000	10,386,472

		73,152,033

Total Asset-Backed Commercial Paper (Cost $734,310,141)		734,310,141

6

Certificates of Deposit (8.1%)

	Share or
	Principal Amount	Value

Banks - Foreign (8.1%)
Bank of Ireland, 5.44%, 06/16/08	$23,000,000	$23,000,000
Barclays Bank PLC, 5.35%, 05/05/08	20,000,000	20,000,000
Deutsche Bank, 5.35%, 08/08/07	20,000,000	20,000,000
HBOS Treasury Services PLC
5.28%, 09/04/07	10,000,000	9,999,371
5.40%, 06/13/08	20,000,000	20,000,000
Natixis
5.40%, 01/22/08	35,000,000	35,000,000
5.40%, 04/08/08 (d)	20,000,000	20,000,743
5.38%, 05/22/08	15,000,000	15,000,000

Total Certificates of Deposit (Cost $163,000,114)		163,000,114

Commercial Paper (25.6%) (c)
Agricultural Services (3.4%)
Cargill Asia Pacific, 5.47%, 07/06/07	50,000,000	49,962,569
Cargill Global Funding, 5.38%, 07/12/07	19,196,000	19,164,855

		69,127,424

Banks - Domestic (1.4%)
KBC Financial Products International Ltd.
5.47%, 07/02/07	26,996,000	26,991,958
5.34%, 08/06/07	1,000,000	994,730

		27,986,688

Banks - Foreign (8.0%)
Bank of Ireland
5.33%, 08/17/07	21,038,000	20,893,527
5.26%, 10/04/07	30,000,000	29,589,521
Kommunalkredit Austria
5.34%, 08/16/07	15,000,000	14,899,088
5.33%, 09/05/07	12,000,000	11,884,280
5.27%, 11/19/07	20,000,000	19,592,667
UBS Finance (Delaware) LLC
5.29%, 07/06/07	3,400,000	3,397,537
5.27%, 08/06/07	11,740,000	11,678,952
5.24%, 11/05/07	15,870,000	15,580,833
Westpac Capital Corp., 5.28%, 07/12/07	33,291,000	33,238,015

		160,754,420

Banks - Mortgage (1.6%)
Northern Rock PLC
5.32%, 08/31/07	$2,587,000	2,563,987
5.32%, 10/05/07	12,700,000	12,522,200
5.33%, 10/09/07	16,817,000	16,571,285

		31,657,472

Building Society (5.9%)
Nationwide Building Society, 5.27%, 07/10/07	50,100,000	50,034,901
Yorkshire Building Society
5.28%, 07/18/07	10,000,000	9,975,397
5.27%, 08/15/07	38,142,000	37,894,077
5.27%, 10/18/07	21,700,000	21,358,188

		119,262,563

Finance Lessors (1.2%) (a) (b)
PB Finance (Delaware), 5.36%, 07/16/07	25,000,000	24,944,948

Financial Services (3.0%)
Alliance & Leicester PLC, 5.31%, 08/28/07	10,000,000	9,915,578
ING U.S. Funding, 5.26%, 07/30/07	30,000,000	29,874,575
Private Export Funding Corp., 5.27%, 07/31/07	20,000,000	19,913,333

		59,703,486

Security Brokers & Dealers (1.1%)
Morgan Stanley Dean Witter & Co.
5.27%, 07/27/07	8,000,000	7,969,956
5.27%, 09/27/07	15,000,000	14,809,333

		22,779,289

Total Commercial Paper (Cost $516,216,290)		516,216,290

Corporate Bonds (6.3%)
Asset-Backed - Domestic (1.5%) (a) (b)
Harrier Financial Funding LLC, 5.35%, 05/07/08	30,000,000	30,000,000

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide NVIT Money Market Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Asset-Backed - Yankee (3.3%) (a) (b)
Sigma Finance, Inc.
5.33%, 08/16/07 (d)	$12,500,000	$12,499,955
5.32%, 10/05/07 (d)	15,000,000	14,999,600
5.34%, 04/17/08	15,000,000	15,000,000
Stanfield Victoria Funding, 5.45%, 02/01/08	25,000,000	25,000,000

		67,499,555

Security Brokers & Dealers (1.5%)
Goldman Sachs Group, Inc., 5.42%, 06/04/08	30,000,000	30,000,000

Total Corporate Bonds (Cost $127,499,555)		127,499,555

Floating Rate Notes (19.3%) (d)
Asset-Backed - CDO (0.9%)
Commodore CDO I Ltd., 5.44%, 12/12/38	18,529,259	18,529,259

Asset-Backed - Domestic (1.5%) (a) (b)
Liquid Funding, 5.34%, 08/14/07	30,000,000	29,999,458

Asset-Backed - Yankee (6.9%)
K(2) USA LLC (a) (b)
5.32%, 10/24/07	$30,000,000	29,999,055
5.32%, 10/26/07	15,000,000	14,999,458
Premier Asset Collateralized Entity LLC
5.30%, 09/25/07 (a) (b)	25,000,000	25,000,000
5.34%, 06/25/08	32,000,000	31,999,213
Stanfield Victoria Funding LLC
5.29%, 08/15/07 (a) (b)	18,000,000	17,999,667
5.29%, 11/26/07	5,000,000	4,999,598
5.31%, 06/25/08 (a) (b)	15,000,000	14,999,287

		139,996,278

Banks - Domestic (0.9%)
Wells Fargo & Co., 5.38%, 01/02/08	17,000,000	17,000,000

Banks - Foreign (3.2%)
HBOS Treasury Services PLC
5.43%, 11/20/07	22,000,000	22,000,000
5.29%, 12/07/11 (a) (b)	10,000,000	10,000,000
Kommunalkredit Austria, 5.34%, 02/22/08 (a) (b)	22,500,000	22,500,000
Lloyds TSB Group PLC, 5.32%, 06/06/08 (a) (b)	10,000,000	10,000,000

		64,500,000

Banks - Mortgage (0.6%) (a) (b)
Northern Rock PLC, 5.45%, 07/08/08	12,500,000	12,500,000

Insurance (1.4%)
Allstate Life Global Funding
5.39%, 07/08/08	15,000,000	15,000,000
5.35%, 07/25/08 (a) (b)	12,500,000	12,500,000

		27,500,000

Personal Credit Institutions (1.4%)
General Electric Capital Corp.
5.45%, 07/09/07	21,000,000	21,000,000
5.45%, 10/17/07	8,000,000	8,000,000

		29,000,000

Security Brokers & Dealers (2.5%)
Bear Stearns Cos., Inc., 5.31%, 07/11/08	20,000,000	20,000,000
Morgan Stanley Dean Witter & Co., 5.36%, 07/02/08 (a) (b)	30,000,000	30,000,000

		50,000,000

Total Floating Rate Notes (Cost $389,024,995)		389,024,995

8

Municipal Bonds (3.6%)

	Shares or
	Principal Amount	Value

Florida (2.0%) (d)
Florida Hurricane Catastrophe, 5.33%, 07/14/08	$40,000,000	$39,999,849

South Carolina (1.6%) (c)
South Carolina Public Service Authority, 5.35%, 08/23/07	33,320,000	33,060,992

Total Municipal Bonds (Cost $73,060,841)		73,060,841

Total Investments (Cost $2,003,111,936) (e) — 99.3%		2,003,111,936
Other assets in excess of liabilities — 0.7%		14,726,963

NET ASSETS — 100.0%		$2,017,838,899

(a)	Illiquid security.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	The rate reflected in the Statement of Investments is the effective yield as of June 30, 2007.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(e)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

CDO	Collateralized Debt Obligation

See accompanying notes to financial statements.

 9

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Money Market Fund

Assets:
Investments, at value (cost $2,003,111,936)	$2,003,111,936
Interest and dividends receivable	5,324,852
Receivable for capital shares issued	11,706,638
Prepaid expenses	22,324

Total Assets	2,020,165,750

Liabilities:
Payable to custodian	419
Payable for capital shares redeemed	1,261,368
Accrued expenses and other payables:
Investment advisory fees	628,450
Fund administration and transfer agent fees	109,275
Administrative servicing fees	187,357
Compliance program costs	24,258
Other	115,724

Total Liabilities	2,326,851

Net Assets	$2,017,838,899

Represented by:
Capital	$2,017,872,412
Accumulated net investment income	7
Accumulated net realized losses from investment transactions	(33,520)

Net Assets	$2,017,838,899

Net Assets:
Class I Shares	$1,428,360,668
Class IV Shares	78,781,741
Class V Shares	495,438,758
Class ID Shares	15,257,732

Total	$2,017,838,899

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,428,385,543
Class IV Shares	78,783,768
Class V Shares	495,448,998
Class ID Shares	15,257,751

Total	2,017,876,060

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class ID Shares	$1.00

See accompanying notes to financial statements.

10

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Money Market Fund

INVESTMENT INCOME:
Interest income	$50,248,557
Dividend income	27,115

Total Income	50,275,672

Expenses:
Investment advisory fees	3,649,099
Fund administration and transfer agent fees	565,814
Administrative servicing fees Class I Shares	973,981
Administrative servicing fees Class IV Shares	51,689
Administrative services fees Class V Shares	159,545
Trustee fees	42,641
Compliance program costs (Note 3)	12,430
Other	134,351

Total expenses before reimbursements	5,589,550

Expenses Reimbursed	(40,638)

Net Expenses	5,548,912

Net Investment Income	44,726,760

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	58

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$44,726,818

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets

	Nationwide NVIT Money Market Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$44,726,760	$79,353,000
Net realized gains on investment transactions	58	15

Change in net assets resulting from operations	44,726,818	793,353,015

Distributions to shareholders from:
Net investment income:
Class I	(31,168,291)	(57,465,795)
Class IV	(1,890,403)	(3,724,711)
Class V	(11,280,327)	(17,682,448)
Class ID	(372,995)	(494,789	)(a)

Change in net assets from shareholder distributions	(44,712,016)	(79,367,743)

Change in net assets from capital transactions	189,710,625	261,739,126

Change in net assets	189,725,427	261,724,398
Net Assets:
Beginning of period	1,828,113,472	1,566,389,074

End of period	$2,017,838,899	$1,828,113,472

Accumulated net investment income (loss) at end of period	$7	$(14,737)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$539,664,202	$849,969,459
Dividends reinvested	31,168,285	57,465,861
Cost of shares redeemed	(411,982,405)	(811,225,710)

	158,850,082	96,209,610

Class IV Shares
Proceeds from shares issued	16,531,520	37,913,703
Dividends reinvested	1,890,398	3,724,652
Cost of shares redeemed	(16,613,623)	(38,780,208)

	1,808,295	2,858,147

Class V Shares
Proceeds from shares issued	210,178,402	453,551,157
Dividends reinvested	11,280,328	17,682,446
Cost of shares redeemed	(192,215,928)	(324,010,539)

	29,242,802	147,223,064

Class ID Shares
Proceeds from shares issued	1,368,939	18,385,037	(a)
Dividends reinvested	372,995	494,684	(a)
Cost of shares redeemed	(1,932,488)	(3,431,416	)(a)

	(190,554)	15,448,305

Change in net assets from capital transactions	$189,710,625	$261,739,126

See accompanying notes to financial statements.

12

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Money Market Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	539,664,203	849,969,458
Reinvested	31,168,285	57,465,861
Redeemed	(411,982,405)	(811,225,710)

	158,850,083	96,209,609

Class IV Shares
Issued	16,531,520	37,913,703
Reinvested	1,890,398	3,724,652
Redeemed	(16,613,623)	(38,780,208)

	1,808,295	2,858,147

Class V Shares
Issued	210,178,402	453,551,157
Reinvested	11,280,328	17,682,446
Redeemed	(192,215,928)	(324,010,539)

	29,242,802	147,223,064

Class ID Shares
Issued	1,368,939	18,385,037	(a)
Reinvested	372,995	494,684	(a)
Redeemed	(1,932,488)	(3,431,416	)(a)

	(190,554)	15,448,305

Total change in shares	189,710,626	261,739,125

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Money Market Fund

		Investment Activities

	Net Asset			Total
	Value,	Net		from
	Beginning	Investment		Investment
	of Period	Income		Activities

Class I Shares
For the year ended December 31, 2002	$1.00	0.01		0.01
For the year ended December 31, 2003	$1.00	0.01		0.01
For the year ended December 31, 2004	$1.00	0.01		0.01
For the year ended December 31, 2005	$1.00	0.03		0.03
For the year ended December 31, 2006	$1.00	0.04		0.04
For the six months ended June 30, 2007 (Unaudited)	$1.00	0.02		0.02
Class IV Shares
Period ended December 31, 2003(e)	$1.00	(h	)	(h	)
For the year ended December 31, 2004	$1.00	0.01		0.01
For the year ended December 31, 2005	$1.00	0.03		0.03
For the year ended December 31, 2006	$1.00	0.05		0.05
For the six months ended June 30, 2007 (Unaudited)	$1.00	0.02		0.02
Class V Shares
Period ended December 31, 2002(d)	$1.00	(h	)	(h	)
For the year ended December 31, 2003	$1.00	0.01		0.01
For the year ended December 31, 2004	$1.00	0.01		0.01
For the year ended December 31, 2005	$1.00	0.03		0.03
For the year ended December 31, 2006	$1.00	0.05		0.05
For the six months ended June 30, 2007 (Unaudited)	$1.00	0.02		0.02
Class ID Shares
Period ended December 31, 2006 (g)	$1.00	0.03		0.03
For the six months ended June 30, 2007 (Unaudited)	$1.00	0.02		0.02

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions				Ratios/Supplemental Data
						Ratio of
					Net Assets	Expenses to
	Net		Net Asset		at End of	Average
	Investment	Total	Value, End	Total	Period	Net
	Income	Distributions	of Period	Return (a)	(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.01)	(0.01)	$1.00	1.21%	$2,436,783	0.62%
For the year ended December 31, 2003	(0.01)	(0.01)	$1.00	0.63%	$1,573,895	0.63%
For the year ended December 31, 2004	(0.01)	(0.01)	$1.00	0.81%	$1,223,530	0.62%
For the year ended December 31, 2005	(0.03)	(0.03)	$1.00	2.67%	$1,173,301	0.65%
For the year ended December 31, 2006	(0.04)	(0.04)	$1.00	4.53%	$1,269,500	0.64%
For the six months ended June 30, 2007 (Unaudited)	(0.02)	(0.02)	$1.00	2.38%	$1,428,361	0.62%
Class IV Shares
Period ended December 31, 2003(e)	(h )	(h )	$1.00	0.46%	$103,515	0.50%
For the year ended December 31, 2004	(0.01)	(0.01)	$1.00	0.94%	$84,415	0.50%
For the year ended December 31, 2005	(0.03)	(0.03)	$1.00	2.82%	$74,115	0.50%
For the year ended December 31, 2006	(0.05)	(0.05)	$1.00	4.67%	$76,973	0.50%
For the six months ended June 30, 2007 (Unaudited)	(0.02)	(0.02)	$1.00	2.44%	$78,782	0.50%
Class V Shares
Period ended December 31, 2002(d)	(h )	(h )	$1.00	0.22%	$324,950	0.56%
For the year ended December 31, 2003	(0.01)	(0.01)	$1.00	0.71%	$365,299	0.55%
For the year ended December 31, 2004	(0.01)	(0.01)	$1.00	0.89%	$479,706	0.55%
For the year ended December 31, 2005	(0.03)	(0.03)	$1.00	2.75%	$318,973	0.57%
For the year ended December 31, 2006	(0.05)	(0.05)	$1.00	4.61%	$466,192	0.56%
For the six months ended June 30, 2007 (Unaudited)	(0.02)	(0.02)	$1.00	2.42%	$495,439	0.54%
Class ID Shares
Period ended December 31, 2006 (g)	(0.03)	(0.03)	$1.00	3.26%	$15,448	0.48%
For the six months ended June 30, 2007 (Unaudited)	(0.02)	(0.02)	$1.00	2.46%	$15,258	0.47%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)

Class I Shares
For the year ended December 31, 2002	1.21%	0.62%	1.21%
For the year ended December 31, 2003	0.63%	(f)	(f)
For the year ended December 31, 2004	0.79%	(f)	(f)
For the year ended December 31, 2005	2.63%	(f)	(f)
For the year ended December 31, 2006	4.46%	(f)	(f)
For the six months ended June 30, 2007 (Unaudited)	4.76%	0.62%	4.76%
Class IV Shares
Period ended December 31, 2003(e)	0.67%	0.63%	0.55%
For the year ended December 31, 2004	0.91%	0.62%	0.79%
For the year ended December 31, 2005	2.76%	0.65%	2.62%
For the year ended December 31, 2006	4.58%	0.64%	4.44%
For the six months ended June 30, 2007 (Unaudited)	4.88%	0.60%	4.88%
Class V Shares
Period ended December 31, 2002(d)	1.11%	(f)	(f)
For the year ended December 31, 2003	0.70%	(f)	(f)
For the year ended December 31, 2004	0.92%	(f)	(f)
For the year ended December 31, 2005	2.69%	(f)	(f)
For the year ended December 31, 2006	4.56%	(f)	(f)
For the six months ended June 30, 2007 (Unaudited)	4.84%	0.54%	4.84%
Class ID Shares
Period ended December 31, 2006 (g)	4.81%	(f)	(f)
For the six months ended June 30, 2007 (Unaudited)	4.91%	0.47%	4.91%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	There were no fee waivers/reimbursements during the period.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(h)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

14

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Money Market Fund (the “Fund”), (formerly, “Gartmore GVIT Money Market Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Trust’s Board of Trustees (“Board of Trustees”) has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,003,111,936	$—	$—	$—

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

16

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Schedule	Fees

Up to $1 billion	0.40%

Next $1 billion	0.38%

Next $3 billion	0.36%

$5 billion or more	0.34%

Effective May 1, 2007, NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for Class IV shares until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2007, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA would be:

Amount	Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2004	2005	2006	June 30, 2007

$116,217	$119,939	$112,415	$40,638

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC ((formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25%, 0.20% and 0.10% of the average daily net assets of Class I, Class IV, and Class V shares, respectively, of the Fund.

For the six months ended June 30, 2007, NFS received $1,204,768 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such cost amounted to $12,430.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

18

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 19

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

20

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 23

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

24

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its benchmark, the iMoney Net First Tier Index, over the one-, three-, and five-year periods. The Board also considered that the performance of the Fund’s Class I shares compared to its Lipper-constructed Performance Group ranked in the second quintile over the one-, two-, three-, four-, and five-year periods. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Fund’s adviser to maintain relative performance, the Board concluded that the nature, extent, and quality for the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints place the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board found that the Fund’s contractual advisory fee compared with its peer group was relatively high, but within the range of fees charged by its peer group. The Board also considered that the Fund’s total expenses were relatively low compared to its peer group. The Board concluded the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund receives and the other factors discussed.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services for during the twelve month-periods ended September 30, 2006 and 2005. The Board also considered the costs of the services provided and the amounts of the profits realized by the adviser and determined the amount of profit is a fair entrepreneurial profit for management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA

 25

Supplemental Information (Unaudited) (Continued)

will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

26

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

28

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 29

Nationwide NVIT Money Market Fund II
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT2 (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT Money Market Fund II
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Money Market II Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I(a)	Actual		$1,000.00	$1,021.90	$4.86	0.97%
	Hypothetical	[1]	$1,000.00	$1,019.99	$4.87	0.97%

(a)	The Money Market II Fund shares have no class designation.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Money Market Fund II
Portfolio Summary
June 30, 2007

Asset Allocation

Commercial Paper	70.2%
Asset-Backed Commercial Paper	26.2%
Other	3.6%

100.0%

Top Holdings

UBS Finance LLC, 5.35%, 07/02/07	3.6%
Stanfield Victoria Funding, 5.36%, 07/02/07	3.6%
KBC Financial Products International Ltd., 5.37%, 07/02/07	3.6%
Cargill, Inc., 5.37%, 07/02/07	3.6%
Variable Funding Capital Corp., 5.37%, 07/02/07	3.6%
Harrier Funding LLC, 5.38%, 07/02/07	3.6%
Carrera Capital Finance LLC, 5.38%, 07/02/07	3.5%
Three Rivers Funding Corp., 5.40%, 07/02/07	3.5%
General Electric Capital Corp., 5.25%, 07/03/07	3.5%
Abbey National N.A. LLC, 5.27%, 07/03/07	3.5%
Other	64.4%

100.0%

Top Industries

Banks—Foreign	17.0%
Asset-Backed—Trade & Term Receivables	12.8%
Financial Services	11.5%
Personal Credit Institutions	9.8%
Banks—Domestic	8.7%
Mortgage Bankers & Brokers	5.2%
Asset-Backed—Yankee	3.5%
Agricultural Services	3.5%
Asset-Backed—Domestic	3.6%
Asset-Backed—Residential Mortgages	3.5%
Other Assets	20.9%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Money Market Fund II

Asset-Backed Commercial Paper (26.2%)

	Shares or
	Principal Amount	Value

Asset-Backed — Domestic (3.6%)
Harrier Funding LLC, 5.38%, 07/02/07	$10,000,000	$9,998,506

Asset-Backed — Residential Mortgages (3.5%)
Carrera Capital Finance LLC, 5.38%, 07/02/07	10,000,000	9,998,506

Asset-Backed — Trade & Term Receivables (12.8%) (a)
Kittyhawk Funding Corp., 5.32%, 07/06/07	9,000,000	8,993,350
Old Line Funding Corp., 5.35%, 07/05/07	7,000,000	6,995,862
Three Rivers Funding Corp., 5.40%, 07/02/07	10,000,000	9,998,500
Variable Funding Capital Corp., 5.37%, 07/02/07	10,000,000	9,998,508

		35,986,220

Asset-Backed — Yankee (3.5%)
Stanfield Victoria Funding, 5.36%, 07/02/07	10,000,000	9,998,511

Asset-Backed CDO — Trust Preferred (2.8%) (a)
Lockhart Funding LLC
5.37%, 07/06/07	1,863,000	1,861,611
5.32%, 07/11/07	6,000,000	5,991,133

		7,852,744

Total Asset-Backed Commercial Paper (Cost $73,834,487)		73,834,487

Commercial Paper (70.2%)
Agricultural Services (3.5%) (a)
Cargill, Inc., 5.37%, 07/02/07	10,000,000	9,998,508

Banks — Domestic (8.7%)
Citicorp, Inc., 5.31%, 07/13/07	5,982,000	5,971,412
KBC Financial Products International Ltd., 5.37%, 07/02/07 (a)	10,000,000	9,998,508
State Street Corp., 5.25%, 07/09/07	8,500,000	8,490,084

		24,460,004

Banks — Foreign (17.0%)
Abbey National N.A. LLC, 5.27%, 07/03/07	10,000,000	9,997,072
Bank Of Ireland (a)
5.38%, 07/10/07	690,000	689,072
5.33%, 07/13/07	7,000,000	6,987,563
Dresdner U.S. Finance, 5.30%, 07/03/07	7,000,000	6,997,939
National Australia Funding, 5.25%, 07/03/07 (a)	4,286,000	4,284,751
Societe Generale, N.A., 5.35%, 07/05/07	9,000,000	8,994,650
UBS Finance LLC, 5.35%, 07/02/07	10,000,000	9,998,514

		47,949,561

Financial Services (11.5%)
Caterpillar Financial Svcs., 5.26%, 07/02/07	3,815,000	3,814,443
Fortis Funding LLC, 5.29%, 07/06/07 (a)	9,000,000	8,993,387
ING U.S. Funding, 5.28%, 07/05/07	6,500,000	6,496,187
Prudential Funding, 5.26%, 07/03/07	7,000,000	6,997,954
Rabobank USA Finance Corp., 5.25%, 07/05/07	6,000,000	5,996,500

		32,298,471

Groceries and Related Products (1.7%) (a)
Sysco Corp., 5.27%, 07/03/07	4,700,000	4,698,624

Household Products (1.0%) (a)
Colgate-Palmolive Co., 5.24%, 07/10/07	2,800,000	2,796,332

Malt Beverages (2.6%) (a)
Anheuser Busch, 5.25%, 07/12/07	7,450,000	7,438,049

Mortgage Bankers & Brokers (5.2%) (a)
Nationwide Building Society
5.38%, 07/05/07	1,000,000	999,402
5.29%, 07/09/07	6,500,000	6,492,359
Northern Rock PLC, 5.30%, 07/11/07	7,070,000	7,059,439

		14,551,200

6

Commercial Paper (continued)

	Shares or
	Principal Amount	Value

Personal Credit Institutions (9.8%)
American General Finance Corp.
5.30%, 07/11/07	$5,000,000	$4,992,639
5.28%, 07/13/07	2,800,000	2,795,072
General Electric Capital Corp., 5.25%, 07/03/07	10,000,000	9,997,083
Toyota Motor Credit Corp.
5.27%, 07/06/07	3,000,000	2,997,804
5.27%, 07/10/07	7,000,000	6,990,778

		27,773,376

Pharmaceutical Preparations (3.5%) (a)
Abbott Laboratories
5.24%, 07/02/07	6,000,000	5,999,127
5.30%, 07/10/07	1,500,000	1,498,012
5.28%, 07/13/07	2,500,000	2,495,600

		9,992,739

Retail (2.5%) (a)
Pitney-Bowes, Inc., 5.25%, 07/12/07	7,000,000	6,988,771

Short-Term Business Credit (3.2%)
American Express Credit Corp., 5.23%, 07/02/07	9,000,000	8,998,692

Total Commercial Paper (Cost $197,944,327)		197,944,327

Total Investments (Cost $271,778,814) (b) — 96.4%		271,778,814
Other assets in excess of liabilities — 3.6%		10,247,720

NET ASSETS — 100.0%		$282,026,534

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Money
Market Fund II

Assets:
Investments, at value (cost $271,778,814)	$271,778,814
Cash	16,826
Receivable for capital shares issued	10,461,632

Total Assets	282,257,272

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	112,820
Fund administration and transfer agent fees	11,532
Distribution fees	56,410
Administrative servicing fees	16,897
Other	33,079

Total Liabilities	230,738

Net Assets	$282,026,534

Represented by:
Capital	$282,024,246
Accumulated net investment income	2,332
Accumulated net realized losses from investment transactions	(44)

Net Assets	$282,026,534

Shares outstanding (unlimited number of shares authorized):
Shares outstanding (unlimited number of shares authorized):	282,024,245
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):	$1.00

See accompanying notes to financial statements.

8

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Money
Market Fund II

INVESTMENT INCOME:
Interest income	$6,860,447
Dividend income	167,314

Total Income	7,027,761

Expenses:
Investment advisory fees	658,392
Fund administration and transfer agent fees	79,006
Distribution fees	329,196
Administrative servicing fees	172,128
Compliance program costs (Note 3)	1,574
Other	37,014

Net Expenses	1,277,310

Net Investment Income	5,750,451

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,750,451

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets

	Nationwide NVIT Money Market Fund II
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,750,451	$12,538,719
Net realized gains (losses) on investment transactions	–	(43)

Change in net assets resulting from operations	5,750,451	12,538,676

Distributions to shareholders from:
Net investment income:
Fund level	(5,750,451)	(12,538,719)

Change in net assets from capital transactions	49,882,459	(28,412,429)

Change in net assets	49,882,459	(28,412,472)
Net Assets:
Beginning of period	232,144,075	260,556,547

End of period	$282,026,534	$232,144,075

Accumulated net investment income at end of period	$2,332	$2,332

CAPITAL TRANSACTIONS:
Fund level
Proceeds from shares issued	$986,363,110	$1,404,717,440
Dividends reinvested	5,750,450	12,538,356
Cost of shares redeemed	(942,231,101)	(1,445,668,225)

	49,882,459	(28,412,429)

Change in net assets from capital transactions	$49,882,459	$(28,412,429)

SHARE TRANSACTIONS:
Fund level
Issued	986,363,110	1,404,717,424
Reinvested	5,750,450	12,538,356
Redeemed	(942,231,101)	(1,445,668,211)

	49,882,459	(28,412,431)

Total change in shares	49,882,459	(28,412,431)

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Money Market Fund II

		Investment Activities

	Net Asset			Total
	Value,	Net		from
	Beginning	Investment		Investment
	of Period	Income		Activities

For the year ended December 31, 2002	$1.00	0.01		0.01
For the year ended December 31, 2003	$1.00	(e	)	(e	)
For the year ended December 31, 2004	$1.00	(e	)	(e	)
For the year ended December 31, 2005	$1.00	0.02		0.02
For the year ended December 31, 2006	$1.00	0.04		0.04
For the six months ended June 30, 2007 (Unaudited)	$1.00	0.02		0.02

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
					Ratios/Supplemental Data
						Ratio of
					Net Assets	Expenses to
	Net		Net Asset		at End of	Average
	Investment	Total	Value, End	Total	Period	Net
	Income	Distributions	of Period	Return (a)	(000s)	Assets (b)

For the year ended December 31, 2002	(0.01)	(0.01)	$1.00	0.70%	$110,041	0.99%
For the year ended December 31, 2003	(e )	(e )	$1.00	0.18%	$147,736	0.95%
For the year ended December 31, 2004	(e )	(e )	$1.00	0.41%	$192,820	0.96%
For the year ended December 31, 2005	(0.02)	(0.02)	$1.00	2.26%	$260,557	1.01%
For the year ended December 31, 2006	(0.04)	(0.04)	$1.00	4.11%	$232,144	1.01%
For the six months ended June 30, 2007 (Unaudited)	(0.02)	(0.02)	$1.00	2.19%	$282,027	0.97%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
	Ratio of Net	Ratio of	Investment
	Investment	Expenses	Income
	Income	(Prior to	(Prior to
	to Average	Reimbursements)	Reimbursements)
	Net	to Average	to Average
	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)

For the year ended December 31, 2002	0.66%	0.99%	0.66%
For the year ended December 31, 2003	0.17%	0.99%	0.13%
For the year ended December 31, 2004	0.43%	0.99%	0.40%
For the year ended December 31, 2005	2.24%	(d)	(d)
For the year ended December 31, 2006	4.06%	(d)	(d)
For the six months ended June 30, 2007 (Unaudited)	4.37%	(d)	(d)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions during the period.
(e)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Money Market II Fund (the “Fund”), (formerly, “Gartmore GVIT Money Market II Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Trust’s Board of Trustees (“Board of Trustees”) has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/

12

Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$271,778,814	$–	$–	$–

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees

Up to $1 billion	0.50%

Next $1 billion	0.48%

Next $3 billion	0.46%

$5 billion or more	0.44%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC ((formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc.”) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. These fees are based on average daily net assets of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Fund.

For the six months ended June 30, 2007, NFS received $198,874 in Administrative Services Fees from the Fund.

14

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion as such costs amounted to $1,574.

4. Investment Transactions

For the six months ended June 30, 2007, the Fund had short-term purchases of $58,113,308 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

16

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 17

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

18

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 21

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the iMoney Net First Tier Index, for the one-and three-year periods. The Board also considered that the performance of the Fund’s Class I shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance group over the one-, two-, three-, and four-year periods. The Board found that the Fund had performed in line with expectations. Based on its review, the Board concluded that the nature, extend, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the fifth quintile. The Board found that the Fund’s contractual advisory fee compared with its peer group was relatively high, but within the range of the fees charged by its peer group. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund receives and the other factors discussed.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services for during the twelve month-periods ended September 30, 2006 and 2005. The Board also considered the costs of the services provided and the amounts of the profits realized by the adviser and determined the amount of profit is a fair entrepreneurial profit for management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also

22

considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

 23

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

24

Number of Shares
Fund	Cast/Not Cast		Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

26

Nationwide Multi-Manager NVIT Small Company Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCO (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide Multi-Manager NVIT Small Company Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide Multi-Manager NVIT
Small Company Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,093.40	$6.07	1.17%
	Hypothetical	[1]	$1,000.00	$1,019.00	$5.87	1.17%
Class II	Actual		$1,000.00	$1,092.20	$7.31	1.41%
	Hypothetical	[1]	$1,000.00	$1,017.81	$7.08	1.41%
Class III	Actual		$1,000.00	$1,092.90	$6.28	1.21%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.07	1.21%
Class IV	Actual		$1,000.00	$1,093.40	$6.07	1.17%
	Hypothetical	[1]	$1,000.00	$1,019.00	$5.87	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide Multi-Manager NVIT Small Company Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	97.4%
Cash Equivalents	1.9%
Mutual Funds	0.3%
Commercial Paper	0.1%
Exchange Traded Funds	0.1%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings

AIM Liquid Assets Portfolio, 5.09%, 04/01/42	1.9%
Gaylord Entertainment Co.	1.0%
Blackboard, Inc.	0.8%
Bucyrus International, Inc.	0.7%
Chicago Bridge & Iron Co.	0.7%
Morningstar, Inc.	0.7%
Vail Resorts, Inc.	0.6%
Strayer Education, Inc.	0.6%
Blue Nile, Inc.	0.6%
Equinix, Inc.	0.6%
Other	91.8%

100.0%

Top Industries

Commercial Services & Supplies	6.1%
Hotels, Restaurants & Leisure	4.5%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.8%
Software	3.7%
Real Estate Investment Trusts (REITs)	3.5%
Metals & Mining	3.5%
Machinery	3.5%
Specialty Retail	2.9%
Insurance	2.7%
Other	62.0%

100.0%

Top Countries

United States	75.3%
Japan	6.1%
United Kingdom	3.1%
Netherlands	1.7%
Bermuda	1.5%
Germany	1.4%
Australia	1.2%
Hong Kong	1.1%
Canada	0.9%
France	0.8%
Other	6.9%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

Common Stock (97.4%)

	Shares or
	Principal Amount	Value

AUSTRALIA (1.2%)
Building Products (0.1%)
Crane Group Ltd.	30,233	$431,710

Commercial Bank (0.1%)
Adelaide Bank Ltd.	47,688	615,455

Commercial Services & Supplies (0.2%)
Cabcharge Australia Ltd.	88,709	931,526
Downer EDI Ltd.	159,857	995,959

		1,927,485

Gas Utility (0.1%)
Australian Pipeline Trust	124,802	442,979

Health Care Providers & Services (0.1%)
Healthscope Ltd.	166,070	734,172

Hotels, Restaurants & Leisure (0.0%)
Flight Centre Ltd.	18,394	298,526

Media (0.0%)
Southern Cross Broadcasting (Australia) Ltd.	27,787	375,800

Metals & Mining (0.1%)
Allegiance Mining Nl*	622,744	417,601
Mincor Resources Nl	210,268	833,732

		1,251,333

Multiline Retail (0.2%)
David Jones Ltd.	441,633	2,079,480

Paper & Forest Products (0.1%)
Great Southern Plantations Ltd.	153,077	388,226

Real Estate Investment Trust (REIT) (0.0%)
Tishman Speyer Office Fund	82,240	164,797

Real Estate Management & Development (0.0%)
Fkp Ltd.	59,204	365,673

Specialty Retail (0.1%)
Just Group Ltd.	332,326	1,236,212

Transportation Infrastructure (0.1%)
Australian Infrastructure Fund	225,551	627,852

		10,939,700

AUSTRIA (0.2%)
Energy Equipment & Services (0.0%)
Schoeller-Blackman Oilfield Equipment AG	7,466	516,894

Machinery (0.1%)
Andritz AG	13,108	863,158

Pharmaceutical (0.1%)
Intercell AG*	27,690	892,108

		2,272,160

BELGIUM (0.4%)
Communications Equipment (0.1%)
Evs Broadcast Equipment SA	6,171	506,541

Diversified Financial Services (0.1%)
GMV NV (b)	9,630	698,458

Metals & Mining (0.1%)
Cumerio	35,361	1,463,575

Transportation (0.1%)
Compagnie Maritime Belge SA	11,499	802,598

		3,471,172

BERMUDA (1.5%)
Capital Markets (0.1%)
Macquarie International Infrastructure Fund Ltd.	493,000	361,151

Construction & Engineering (0.2%)
Foster Wheeler Ltd.*	18,841	2,015,799

Consumer Goods (0.0%)
Helen of Troy Ltd. - BM*	3,227	87,129

Insurance (0.5%)
American Safety Insurance Group*	4,946	117,863
Aspen Insurance Holdings Ltd. - BM	63,870	1,792,831
Endurance Specialty Holdings Ltd.	42,511	1,702,140
IPC Holdings Ltd. - BM	21,100	681,319

		4,294,153

Internet & Catalog Retail (0.3%)
VistaPrint Ltd. - BM*	72,930	2,789,572

Marine (0.2%)
Jinhui Shipping & Transportation Ltd.*	222,073	2,052,676

Metals & Mining (0.2%)
Aquarius Platinum Ltd.	61,680	1,925,151

		13,525,631

BRAZIL (0.3%)
Construction & Engineering (0.3%)
Gafisa SA BR*	78,751	2,457,031

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

CANADA (0.9%)
Chemicals (0.2%)
Agrium, Inc.	36,600	$1,601,250

Commercial Services & Supplies (0.2%)
Ritchie Brothers Auctioneers, Inc.	26,000	1,628,120

Electronic Equipment & Instruments (0.2%)
Novatel, Inc.*	48,000	1,742,400

Media (0.1%)
Lions Gate Entertainment Corp.*	80,926	892,614

Metals & Mining (0.1%)
Gammon Gold, Inc.*	30,400	383,648
Novagold Resources, Inc.*	41,200	619,236

		1,002,884

Oil, Gas & Consumable Fuels (0.0%)
Highpine Oil & Gas Ltd.*	29,900	400,062

Pharmaceuticals (0.0%)
Axcan Pharma, Inc.*	6,509	125,819
Biovail Corp. International ADR	3,350	85,157

		210,976

Software (0.1%)
Corel Corp. ADR-CA*	39,238	519,903

		7,998,209

CAYMAN ISLANDS (0.3%)
Internet Software & Services (0.3%)
Ctrip.com International Ltd. ADR	38,217	3,005,003

CHINA (0.1%)
Manufacturing (0.0%)
China Special Steel Holdings Company Ltd.	886,000	353,629

Transportation Infrastructure (0.1%)
Anhui Expressway Co. Ltd.	524,000	441,080

		794,709

DENMARK (0.2%)
Beverages (0.0%)
Royal Unibrew AS	2,617	365,300

Commercial Banks (0.1%)
Amagerbanken AS	3,301	210,537
Roskilde Bank	1,574	183,325

		393,862

Marine (0.0%)
D/ S Norden AS	3,720	239,678

Pharmaceutical (0.1%)
Bavarian Nordic AS*	5,750	542,866

		1,541,706

FINLAND (0.1%)
Communications Equipment (0.0%)
Elcoteq Network Corp.	28,136	238,269

Pharmaceutical (0.1%)
Orion OYJ	35,400	885,829

		1,124,098

FRANCE (0.8%)
Commercial Services & Supplies (0.2%)
CFF Recycling	18,167	1,345,329

Communications Equipment (0.0%)
Wavecom SA*	11,933	420,370

Hotels, Restaurants & Leisure (0.1%)
Pierre & Vacances	6,377	971,270

Household Durables (0.1%)
Kaufman & Broad SA	13,754	1,064,096

Insurance (0.2%)
Scor SA	52,096	1,413,997

IT Services (0.0%)
Groupe Steria SCA	3,628	240,485

Machinery (0.1%)
Haulotte Group	22,523	931,714

Manufacturing (0.1%)
Bacou-Dalloz	5,225	794,152

		7,181,413

GERMANY (1.4%)
Aerospace & Defense (0.2%)
Mtu Aero Engines Holding AG	32,111	2,087,663

Communications Equipment (0.1%)
Drillisch AG*	38,563	439,169

Consumer Finance (0.4%)
Arques Industries AG	55,872	2,398,939
Deutsche Beteiligungs AG	29,165	1,186,444

		3,585,383

IT Services (0.0%)
Bechtle AG	9,948	364,866

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

GERMANY (continued)
Leisure Equipment & Products (0.1%)
Cts Eventim	14,619	$713,483

Metals & Mining (0.3%)
Norddeutsche Affinerie AG	54,368	2,405,002

Semiconductors & Semiconductor Equipment (0.2%)
Aixtron*	191,829	1,668,624
Kontron AG	23,970	447,840

		2,116,464

Telephones (0.1%)
Freenet AG*	19,742	649,758

		12,361,788

GREECE (0.4%)
Hotels, Restaurants & Leisure (0.2%)
Intralot SA	50,156	1,605,010

Marine (0.2%)
Omega Navigation Enterprises, Inc.	105,180	2,287,665

		3,892,675

HONG KONG (1.1%)
Automobiles (0.0%)
Great Wall Motor Co. Ltd.	240,000	349,305

Communications Equipment (0.3%)
VTech Holdings Ltd.	276,000	2,328,521

Diversified Financial Services (0.1%)
First Pacific Co. Ltd.	938,000	677,197

Hotels, Restaurants & Leisure (0.1%)
Hong Kong & Shanghai Hotels	117,000	206,814
Regal Hotels International Holdings Ltd.	4,988,000	421,241

		628,055

Industrial Conglomerate (0.1%)
Tianjin Development Holdings Ltd.	1,162,000	1,265,061

Internet & Catalog Retail (0.3%)
SINA Corp.*	60,900	2,549,274

Real Estate Management & Development (0.0%)
HKR International	544,000	401,063

Textiles, Apparel & Luxury Goods (0.1%)
Peace Mark Holdings Ltd.	402,000	549,282

Transportation (0.1%)
Integrated Distribution Services Group Ltd.	196,000	618,221
Pacific Basin Shipping Ltd.	168,000	188,894

		807,115

Transportation Infrastructure (0.0%)
Sichuan Expressway Co. Ltd.	1,136,000	341,504

Wireless Telecommunication Services (0.0%)
SmarTone Telecommunications Holdings Ltd.	107,500	124,281

		10,020,658

IRELAND (0.6%)
Commercial Services & Supplies (0.1%)
Cpl Resources PLC	51,738	502,232

Food Products (0.1%)
Fyffes PLC	529,772	630,911

Gaming (0.0%)
Paddy Power PLC	5,918	184,472

Household Durables (0.1%)
Mcinerney Holdings PLC	176,622	575,707

Life Sciences Tools & Services (0.1%)
Icon PLC (Sponsored) ADR - IE*	29,400	1,285,956

Transportation (0.2%)
Genesis Lease Ltd. ADR - IE	72,100	1,975,540

		5,154,818

ITALY (0.7%)
Construction Materials (0.1%)
Cementir	35,349	501,371

Electronic Equipment & Instruments (0.1%)
SAES Getters	9,007	336,884
SAES Getters SPA	11,606	357,992

		694,876

Food & Staples Retailing (0.0%)
Marr SPA	26,930	304,736

Food Products (0.1%)
Cremonini SPA	248,509	825,400

Machinery (0.1%)
Biesse SPA	45,955	1,512,536

8

Common Stock (continued)

	Shares or
	Principal Amount	Value

ITALY (continued)
Metals & Mining (0.1%)
Smi - Societa Metallurgica Italiana SPA*	541,456	$497,372

Pharmaceutical (0.0%)
Recordati SPA	20,362	169,736

Textiles, Apparel & Luxury Goods (0.2%)
Benetton Group SPA	111,006	1,929,300

		6,435,327

JAPAN (6.1%)
Air Freight & Logistics (0.1%)
Kintetsu World Express, Inc.	25,600	869,315

Auto Components (0.3%)
Nissin Kogyo Co. Ltd.	84,700	2,356,564
Toyo Tire & Rubber Co. Ltd.	133,000	691,877

		3,048,441

Beverages (0.1%)
Asahi Soft Drinks Co. Ltd.	11,500	170,068
Oenon Holdings, Inc.	208,000	555,954

		726,022

Building Products (0.0%)
Bunka Shutter Co. Ltd.	11,000	62,963

Capital Markets (0.1%)
Japan Asia Investment Co. Ltd.	69,000	431,309

Chemicals (0.1%)
Kanto Denka Kogyo Co. Ltd.	90,000	480,711
Tohcello Co. Ltd.	38,000	424,518

		905,229

Commercial Bank (0.0%)
Nishi-Nippon City Bank Ltd. (The)	51,000	186,646

Commercial Services & Supplies (0.1%)
Pason, Inc.	537	910,723

Construction & Engineering (0.0%)
Maeda Road Construction Co. Ltd.	44,000	390,046

Consumer Goods (0.3%)
Circle K Sunkus Co. Ltd.	38,600	673,728
Mandom Corp.	14,400	330,457
Megane Top Co. Ltd.	28,800	324,554
Sanei International Co. Ltd.	35,800	1,135,840

		2,464,579

Distributor (0.1%)
Fields Corp. NPV	402	498,381

Diversified Financial Services (0.0%)
Ricoh Leasing	13,000	294,408

Electric Utility (0.2%)
Okinawa Electric Power	24,200	1,418,615

Electrical Equipment (0.3%)
Chiyoda Integre Co. Ltd.	13,300	340,062
Daiken Corp.	74,000	458,606
Kuroda Electric Co. Ltd.	108,400	1,634,667
Nippon Signal	91,000	591,205

		3,024,540

Electronic Equipment & Instruments (0.1%)
Daiwabo Information System Co. Ltd.	18,000	243,819
KOA Corp.	54,000	724,135
Osaki Electric Co. Ltd.	35,000	273,592

		1,241,546

Energy Equipment & Services (0.2%)
Shinko Plantech Ltd.	133,000	1,856,144

Food & Staples Retailing (0.1%)
Arcs Co. Ltd.	21,100	333,926
Okuwa Co. Ltd.	47,000	637,927

		971,853

Food Products (0.2%)
Nichirei Corp.	281,000	1,445,983

Gas Utility (0.0%)
Shizuokagas Co. Ltd	47,500	262,193

Health Care Equipment & Supplies (0.4%)
Hogy Medical Co. Ltd.	4,500	201,134
Nihon Kohden Corp.	85,000	1,576,843
Nipro Corp.	70,000	1,441,493

		3,219,470

Health Care Providers & Services (0.1%)
BML, Inc.	9,600	166,769
Toho Pharmaceutical Co. Ltd.	18,600	311,665

		478,434

Hotels, Restaurants & Leisure (0.0%)
Kyoritsu Maintenance Co. Ltd.	15,300	309,371

Household Durables (0.0%)
Kenwood Corp.	104,000	155,806

Household Products (0.0%)
Pigeon Corp.	15,500	251,274

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Internet Software & Services (0.0%)
Mitsui Knowledge Industry Co. Ltd.	944	$251,593

IT Services (0.1%)
Hitachi Systems & Services Ltd.	13,000	279,802
TIS, Inc.	15,200	349,136

		628,938

Leisure Equipment & Products (0.4%)
Aruze Corp.	70,400	2,183,029
Yen Tarmon Co. Ltd.	57,300	1,756,620

		3,939,649

Life Sciences Tools & Services (0.1%)
Eiken Chemical Co. Ltd.	51,600	406,671

Machinery (0.4%)
Enshu Ltd.	132,000	330,929
Harmonic Drive System, Inc.	154	770,462
Kitz Corp.	79,000	687,954
Nippon Filcon Co. Ltd.	23,100	176,291
Nippon Thompson Co. Ltd.	57,000	509,495
Tocalo Co. Ltd.	25,700	625,051

		3,100,182

Media (0.2%)
Foster Electric Co. Ltd.	69,900	992,620
Septeni Holdings Company Ltd.	421	500,811
Toei Animation Co. Ltd.	7,400	204,375
Yoshimoto Kogyo Co. Ltd.	28,100	444,460

		2,142,266

Metals & Mining (0.6%)
Godo Steel Ltd.	117,000	550,504
Osaka Steel Co. Ltd.	54,500	1,031,631
Pacific Metals & Mining Co. Ltd.	97,000	1,619,963
Yamato Kogyo	49,400	1,957,802

		5,159,900

Multiline Retail (0.1%)
Hankyu Department Stores, Inc.	63,000	670,801
Parco Co. Ltd.	31,400	397,854

		1,068,655

Personal Products (0.1%)
Aderans Co. Ltd.	27,900	587,548

Pharmaceuticals (0.2%)
Kaken Pharmaceutical	44,000	320,318
NICHI-IKO Pharmaceutical Co.	16,100	281,044
Santen Pharmaceutical Co. Ltd.	21,600	526,052
Towa Pharmaceutical Co. Ltd.	26,100	1,069,007

		2,196,421

Real Estate Management & Development (0.3%)
Apamanshop Holdings Co. Ltd	1,195	369,574
Daiwasystem Co. Ltd	19,600	548,832
Funai Zaisan Consultants	54	315,524
Hoosiers Corp	550	363,685
Land Co. Ltd.	143	214,281
Pacific Management Corp.	90	166,160
Sun Frontier Fudousan Co. Ltd.	169	342,374
Suncity Co. Ltd.	846	543,014

		2,863,444

Semiconductors & Semiconductor Equipment (0.4%)
Japan Electronic Materials Corp.	35,100	480,615
Mitsui High-Tec, Inc.	54,900	740,145
New Japan Radio Co. Ltd.	71,000	391,206
Shibaura Mechatronics Corp.	211,000	1,276,552
Shinkawa Ltd.	40,700	854,063

		3,742,581

Software (0.3%)
Capcom Co. Ltd.	108,200	2,018,087
Hudson Soft Co. Ltd.*	25,700	307,606
Nippon System Development Co. Ltd.	40,000	587,397

		2,913,090

Textiles, Apparel & Luxury Goods (0.1%)
Sanyo Shokai Ltd.	50,000	430,193

		54,854,422

MEXICO (0.5%)
Transportation Infrastructure (0.5%)
Grupo Aeroportuario Del Pacifico SA de CV ADR	88,703	4,374,832

NETHERLANDS (1.7%)
Construction & Engineering (0.8%)
Arcadis NV	12,382	1,049,232
Chicago Bridge & Iron Co.	166,353	6,278,162

		7,327,394

Energy Equipment & Services (0.1%)
Core Laboratories NV*	7,500	762,675

Health Care Providers & Services (0.3%)
Opg Groep NV	59,803	2,178,275

Office Electronics (0.2%)
OCE NV	88,335	1,722,667

Semiconductors & Semiconductor Equipment (0.2%)
Asm International NV*	64,158	1,715,970

10

Common Stock (continued)

	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Software (0.0%)
Unit 4 Agresso NV	9,005	$243,505

Transportation Infrastructure (0.1%)
Smit International NV	13,540	1,057,240

		15,007,726

NEW ZEALAND (0.0%)
Insurance (0.0%)
Tower Ltd.*	144,895	266,234

NORWAY (0.7%)
Capital Markets (0.2%)
Abg Sundal Collier ASA	237,970	620,215
Acta Holding ASA	297,683	1,554,111

		2,174,326

Commercial Banks (0.1%)
Sparebanken Nord-Norge	17,640	419,144
Sparebanken Rogaland	15,342	426,585

		845,729

Construction & Engineering (0.1%)
Veidekke ASA	64,000	677,579

Food Products (0.1%)
Cermaq ASA	20,300	352,563
Leroy Seafood Group ASA	29,965	623,989

		976,552

Marine (0.2%)
Stolt-Nielsen SA	38,767	1,291,813

		5,965,999

PORTUGAL (0.1%)
Construction & Engineering (0.0%)
Cofina, SGPS SA	118,958	290,980

Construction Materials (0.1%)
Sempa (Sociedade de Investimento e Gestao, SGPS SA	23,915	430,905

Food & Staples Retailing (0.0%)
Jeronimo Martins & Filho	48,155	284,531

		1,006,416

PUERTO RICO (0.0%)
Commercial Bank (0.0%)
First BanCorp. Puerto Rico	11,900	130,781

REPUBLIC OF KOREA (0.1%)
Internet Software & Services (0.1%)
Gmarket, Inc. ADR - KR*	55,684	1,081,940

SINGAPORE (0.5%)
Energy Equipment & Services (0.2%)
Ezra Holdings Ltd.	259,200	983,977
Haip Seng Engineering Ltd.	865,000	610,960

		1,594,937

Machinery (0.2%)
MMI Holding Ltd.	1,376,000	1,476,371

Real Estate Management & Development (0.1%)
Ho Bee Investments Ltd.	223,000	342,732
Wing Tai Holdings Ltd.	330,000	859,696

		1,202,428

Trading Companies & Distributors (0.0%)
KS Energy Services Ltd.	79,000	194,239

		4,467,975

SPAIN (0.1%)
Health Care Providers & Services (0.1%)
Corporacion Dermoestetica*	22,217	348,041
Natraceutical SA*	304,690	602,522

		950,563

Metals & Mining (0.0%)
Tubos Reunidos SA	6,949	175,419

		1,125,982

SWEDEN (0.7%)
Capital Markets (0.1%)
D. Carnegie & Co. AB	43,834	764,310

Construction & Engineering (0.2%)
NCC	66,355	1,788,488

Household Durables (0.2%)
JM AB	52,888	1,600,618

Real Estate Management & Development (0.2%)
Kungsleden AB	124,327	1,547,731

Specialty Retail (0.0%)
Nobia AB	23,948	298,349

		5,999,496

SWITZERLAND (0.7%)
Capital Markets (0.1%)
Vontobel Holding AG	9,243	529,471

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

SWITZERLAND (continued)
Commercial Bank (0.0%)
Banque Cantonale Vaudois	745	$383,951

Electronic Equipment & Instruments (0.1%)
Inficon Holding AG	2,612	457,807

Household Durables (0.1%)
AFG Arbonia-Forster Holding AG	983	512,131

Insurance (0.1%)
Helvetia Patria Holding	1,891	723,672

Machinery (0.2%)
Georg Fischer AG*	2,384	1,799,570

Specialty Retail (0.1%)
Charles Voegele Holding AG*	14,013	1,549,325

		5,955,927

UNITED KINGDOM (3.1%)
Air Freight & Logistics (0.1%)
Wincanton PLC	83,122	688,506

Commercial Services & Supplies (0.9%)
Babcock International Group PLC	150,600	1,625,856
DE LA Rue PLC	115,301	1,793,548
Infinity Bio-Energy Ltd.*	94,500	484,785
ITE Group PLC	142,139	480,928
Mouchel Parkman PLC	45,058	347,347
Robert Walters PLC	62,029	479,673
RPS Group PLC	122,711	860,952
Shanks Group PLC	178,754	888,957
St. Ives PLC	196,362	955,137

		7,917,183

Construction & Engineering (0.2%)
Keller Group PLC	24,145	521,084
Kier Group PLC	40,273	1,652,975

		2,174,059

Consumer Goods (0.0%)
N Brown Group PLC	74,103	450,948

Diversified Consumer Services (0.0%)
Bpp Holdings PLC	21,835	250,781

Diversified Financial Services (0.1%)
IG Group Holdings PLC	121,752	718,723

Energy Equipment & Services (0.2%)
Petrofac Ltd.	181,037	1,619,519

Food Products (0.2%)
Dairy Crest Group PLC	159,743	2,173,132

Hotels, Restaurants & Leisure (0.1%)
Restaurant Group PLC	82,023	541,023

Household Products (0.1%)
Mcbride PLC	233,482	1,029,307

Insurance (0.4%)
Beazley Group PLC	251,391	738,146
Brit Insurance Holdings PLC	252,658	1,735,581
Chaucer Holdings PLC	517,846	998,197

		3,471,924

IT Services (0.0%)
Computacenter PLC	76,896	346,538

Leisure Equipment & Products (0.1%)
Sportingbet PLC*	638,447	737,720

Media (0.0%)
Euromoney Institutional Investor	24,820	324,928

Oil, Gas & Consumable Fuels (0.2%)
BPS Hunting Ord	131,238	1,920,985

Real Estate Management & Development (0.2%)
Big Yellow Group PLC	110,865	1,164,231
BPS Dtz Holdings PLC	26,350	274,218

		1,438,449

Telephones (0.1%)
Kingston Communications (Hull) PLC	447,763	663,850
Thus Group PLC*	69,145	254,419

		918,269

Thrifts & Mortgage Finance (0.2%)
Paragon Group	163,551	1,602,412

		28,324,406

UNITED STATES (72.9%)
Aerospace & Defense (1.4%)
AAR Corp.*	16,800	554,568
Argon St., Inc.*	32,800	761,288
Ceradyne, Inc.*	29,554	2,185,814
Cubic Corp.	5,633	170,004
Curtiss-Wright Corp.	46,992	2,190,297
DRS Technologies, Inc.	25,041	1,434,098
Ducommun, Inc.*	1,264	32,523
Hexcel Corp.*	29,400	619,458
Moog, Inc., Class A*	36,050	1,590,165
MTC Technologies, Inc.*	36,900	906,264
Orbital Sciences Corp.*	19,100	401,291

12

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Aerospace & Defense (continued)
Spirit Aerosystems Holdings, Inc., Class A*	44,000	$1,586,200
Teledyne Technologies, Inc.*	2,949	135,507
Triumph Group, Inc.	5,700	373,179
United Industrial Corp.	1,482	88,890

		13,029,546

Air Freight & Logistics (0.3%)
EGL, Inc.*	7,771	361,196
Forward Air Corp.	27,625	941,736
HUB Group, Inc., Class A*	22,606	794,827
Pacer International, Inc.	14,600	343,392

		2,441,151

Airlines (0.1%)
Frontier Airlines Holdings, Inc.*	10,624	59,494
Mesa Air Group, Inc.*	7,689	50,824
Republic Airways Holdings, Inc.*	18,900	384,615
SkyWest, Inc.	17,190	409,638

		904,571

Auto Components (0.5%)
Aftermarket Technology Corp.*	5,448	161,697
ArvinMeritor, Inc.	17,100	379,620
Drew Industries, Inc.*	28,400	941,176
GenTek, Inc.*	1,856	65,368
LKQ Corp.*	116,056	2,861,941
Modine Manufacturing Co.	13,000	293,800
Standard Motor Products, Inc.	1,639	24,634

		4,728,236

Automobiles (0.1%)
Travelcenters Of America*	17,624	712,891

Banks (0.1%)
Charter Financial, Inc.	1,291	65,841
Flushing Financial Corp.	41,000	658,460
FNB Corp.	1,807	30,249
Susquehanna Bancshares, Inc.	20,000	447,400

		1,201,950

Beverages (0.0%)
Boston Beer Co., Inc., Class A*	4,400	173,140
Coca-Cola Bottling Co.	1,103	55,481
MGP Ingredients, Inc.	10,800	182,520

		411,141

Biotechnology (0.0%)
Celera Genomics Group*	11,600	143,840
InterMune, Inc.*	8,600	223,084
		366,924

Building Products (0.3%)
Aaon, Inc.	5,100	162,435
American Woodmark Corp.	23,945	828,497
Simpson Manufacturing Co., Inc.	58,500	1,973,790

		2,964,722

Capital Markets (1.0%)
Calamos Asset Management, Inc.	2,062	52,684
FCStone Group, Inc.*	18,400	1,054,504
Greenhill & Co., Inc.	61,964	4,257,546
Knight Capital Group, Inc., Class A*	28,300	469,780
Sanders Morris Harris Group, Inc.	94,300	1,097,652
SWS Group, Inc.	63,750	1,378,275
TradeStation Group, Inc.*	67,830	790,220

		9,100,661

Chemicals (0.8%)
BE Aerospace, Inc.*	9,000	371,700
C.F. Industries Holdings, Inc.	7,300	437,197
Celanese Corp.	59,310	2,300,042
Cytec Industries, Inc.	7,500	478,275
Fuller (H. B.) Co.	16,639	497,340
Hercules, Inc.*	20,000	393,000
Ico, Inc.*	2,043	21,594
Newmarket Corp.	1,200	58,044
Olin Corp.	30,300	636,300
Pioneer Cos., Inc.*	17,697	608,246
PolyOne Corp.*	17,400	125,106
Terra Industries, Inc.*	33,211	844,224

		6,771,068

Commercial Banks (2.2%)
Amcore Financial, Inc.	11,100	321,789
BancFirst Corp.	5,398	231,142
Bank of Hawaii Corp.	30,099	1,554,312
Banner Corp.	2,290	77,997
BOK Financial Corp.	12,100	646,382
Boston Private Financial Holdings, Inc.	12,600	338,562
Center Financial Corp.	471	7,969
Central Pacific Financial Corp.	16,300	538,063
Citizens Banking Corp.	3,600	65,880
City Holding Co.	7,096	271,990
City National Corp.	14,633	1,113,425
Colonial Bancgroup, Inc.	28,200	704,154

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Commercial Banks (continued)
Commerce Bancshares, Inc.	9,646	$436,964
Community Trust Bancorp, Inc.	715	23,095
East West Bancorp, Inc.	46,003	1,788,597
Financial Institutions, Inc.	5,365	108,319
First Citizens BancShares, Class A	4,551	884,714
First Commonwealth Financial Corp.	23,200	253,344
First Midwest Bancorp, Inc.	4,900	173,999
First Regional Bancorp*	5,404	137,478
First State Bancorp	2,800	59,612
Glacier Bancorp, Inc.	41,500	844,525
Great Southern Bancorp, Inc.	10,400	281,320
Hanmi Financial Corp.	46,700	796,702
Independent Bank Corp.	3,900	115,206
Intervest Bancshares Corp.	4,408	124,129
Mainsource Financial Group, Inc.	3,885	65,229
National Penn Bancshares, Inc.	46,355	773,201
NBT Bancorp, Inc.	15,830	357,125
Old National Bancorp	24,200	401,962
Pacific Capital Bancorp	24,259	654,508
Preferred Bank	2,584	103,360
Prosperity Bancshares, Inc.	8,198	268,566
Provident Bankshares Corp.	19,900	652,322
Republic Bancorp, Inc., Class A	1,575	26,129
Signature Bank*	21,200	722,920
Sterling Financial Corp.	20,245	212,977
Suffolk Bancorp	1,800	57,456
SVB Financial Group*	5,931	314,995
Taylor Capital Group, Inc.	1,694	46,636
Trustmark Corp.	4,675	120,896
UCBH Holdings, Inc.	21,300	389,151
UMB Financial Corp.	7,300	269,151
Union Bankinghares Corp.	21,268	493,418
Vineyard National Bancorp Co.	2,814	64,638
WesBanco, Inc.	1,074	31,683
West America Bankcorp	38,100	1,685,544
West Coast Bancorp	1,061	32,244
Western Alliance Bancorp*	2,200	65,670
Whitney Holding Corp.	5,646	169,945

		19,879,395

Commercial Services & Supplies (4.4%)
Advisory Board Co. (The)*	73,797	4,100,161
Ambassadors International	47,560	1,581,846
Amper Corp.	11,350	539,692
Bowne & Co., Inc.	4,100	79,991
Brady Corp., Class A	65,300	2,425,242
CBIZ, Inc.*	28,300	208,005
Cenveo, Inc.*	9,000	208,710
Comsys IT Partners, Inc.*	32,530	742,009
Consolidated Graphics, Inc.*	4,250	294,440
Corporate Executive Board Co.	33,602	2,181,106
CoStar Group, Inc.*	86,795	4,589,720
Deluxe Corp.	37,947	1,541,028
Dun & Bradstreet Corp.	944	97,213
Endeavor Acquisition Corp.*	118,176	1,394,477
Exponet, Inc.*	29,200	653,204
First Consulting Group, Inc.*	3,479	33,050
FTI Consulting, Inc.*	11,300	429,739
Healthcare Services Group, Inc.	26,800	790,600
IHS, Inc., Class A*	96,630	4,444,980
IKON Office Solutions, Inc.	5,100	79,611
Kelly Services, Inc.	14,200	389,932
Knoll, Inc.	45,022	1,008,493
LECG Corp.*	27,500	415,525
Manhattan Associates, Inc.*	30,800	859,628
Mine Safety Appliances Co.	15,300	669,528
Mobile Mini, Inc.*	60,600	1,769,520
Rollins, Inc.	38,800	883,476
Spherion Corp.*	42,900	402,831
Standard Parking Corp.*	4,551	159,877
Stericycle, Inc.*	3,618	160,856
TeleTech Holdings, Inc.*	13,900	451,472
United Stationers, Inc.*	26,800	1,785,952
Viad Corp.	56,006	2,361,773
Waste Connections, Inc.*	17,000	514,080
Watson Wyatt Worldwide, Inc.	27,526	1,389,512

		39,637,279

Communications Equipment (1.2%)
Anaren, Inc.*	15,100	265,911
C-COR, Inc.*	31,103	437,308
CommScope, Inc.*	42,425	2,475,499
Comtech Group, Inc.*	88,600	1,462,786
Comtech Telecommunications Corp.*	10,001	464,247
EMS Technologies*	5,200	114,712
InterDigital Communications Corp.*	64,566	2,077,088
Netgear, Inc.*	17,908	649,165
Oplink Communications, Inc.*	21,000	315,000
Powerwave Technologies, Inc.*	226,380	1,516,746
Riverbed Technology, Inc.*	20,900	915,838
Sonus Networks, Inc.*	37,900	322,908
U.T. Starcom, Inc.*	19,300	108,273

		11,125,481

14

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Computers & Peripherals (0.1%)
Brocade Communications Systems, Inc.*	38,850	$303,807
Immersion Corp.*	11,695	175,191
Integral Systems, Inc.	2,500	60,775
Western Digital Corp.*	17,560	339,786
Xyratex, Ltd.*	6,297	139,982

		1,019,541

Construction & Engineering (0.6%)
Emcor Group, Inc.*	35,267	2,570,964
NVR, Inc.*	1,365	927,859
Perini Corp.*	28,551	1,756,743

		5,255,566

Construction Materials (0.4%)
Headwaters, Inc.*	19,000	328,130
Texas Industries, Inc.	36,584	2,868,551
U.S. Concrete, Inc.*	64,532	560,783

		3,757,464

Consumer Finance (0.1%)
Advanta Corp., Class B	6,621	206,178
Rewards Network, Inc.*	20,090	81,766
World Acceptance Corp.*	3,794	162,118

		450,062

Consumer Goods (0.5%)
Central Garden & Pet Co.*	32,800	384,744
Dolby Laboratories, Inc.*	17,431	617,232
Jamba, Inc.*	209,873	1,918,239
Jo-Ann Stores, Inc.*	47,914	1,362,195
Pc Mall, Inc.*	17,722	216,740
Tempur-Pedic International, Inc.	1,165	30,173

		4,529,323

Containers & Packaging (0.7%)
AEP Industries*	6,782	305,258
AptarGroup, Inc.	111,600	3,968,496
Rock-Tenn Co.	56,111	1,779,841
Silgan Holdings, Inc.	9,930	548,930

		6,602,525

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	2,887	103,874
MWI Veterinary Supply, Inc.*	24,000	957,360
Scansource, Inc.*	1,800	57,582

		1,118,816

Diversified Consumer Services (2.3%)
Coinstar, Inc.*	16,059	505,537
CPI Corp.	13,349	927,755
ITT Educational Services, Inc.*	41,200	4,836,056
Matthews International Corp., Class A	63,000	2,747,430
Premier Exhibitions, Inc.*	82,727	1,303,778
Prepaid Depot, Inc.*	8,826	567,600
Regis Corp.	11,434	437,351
Sotheby’s Holdings, Inc.	71,746	3,301,751
Strayer Education, Inc.	41,529	5,469,785
Vertrue, Inc.*	10,030	489,263

		20,586,306

Diversified Financial Services (0.2%)
Financial Federal Corp.	74,750	2,229,045

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Holdings, Inc.	6,400	101,376
CenturyTel, Inc.	6,518	319,708
Cincinnati Bell, Inc.*	45,575	263,424
Cognet Communications Group, Inc.*	127,090	3,796,178
CT Communications, Inc.	40,081	1,222,871
Fairpoint Communications, Inc.	40,500	718,875
IDT Corp.	66,255	683,752
PAETEC Holding Corp.*	11,500	129,835
Premiere Global Services, Inc.*	33,602	437,498

		7,673,517

Electric Utilities (0.7%)
Allete, Inc.	19,080	897,714
El Paso Electric Co.*	87,069	2,138,415
IDACORP, Inc.	15,400	493,416
Portland General Electric Co.	15,500	425,320
UIL Holdings Corp.	3,700	122,470
UniSource Energy Corp.	30,300	996,567
Westar Energy, Inc.	35,300	857,084

		5,930,986

Electrical Equipment (0.3%)
General Cable Corp.*	1,360	103,020
Genlyte Group, Inc.*	5,600	439,824
Graftech International Ltd.*	110,753	1,865,081

		2,407,925

Electronic Equipment & Instruments (1.3%)
Anixter International, Inc.*	1,700	127,857
Bell Microproducts, Inc.*	75,175	490,141
Checkpoint Systems, Inc.*	7,456	188,264
Cognex Corp.	14,400	324,144
Coherent, Inc.*	7,200	219,672

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Electronic Equipment & Instruments (continued)
CTS Corp.	29,100	$368,406
DTS, Inc.*	47,700	1,038,429
FLIR Systems, Inc.*	4,600	212,750
Insight Enterprises, Inc.*	14,100	318,237
Littlefuse, Inc.*	20,944	707,279
LoJack Corp.*	3,925	87,488
Merix Corp.*	6,558	51,743
Methode Electronics	57,215	895,415
Mettler Toledo International, Inc.*	22,285	2,128,440
Newport Corp.*	9,200	142,416
Plexus Corp.*	27,000	620,730
Rofin-Sinar Technologies, Inc.*	21,000	1,449,000
Stoneridge, Inc.*	2,863	35,329
Technitrol, Inc.	67,800	1,943,826

		11,349,566

Energy Equipment & Services (1.8%)
Bristow Group, Inc.*	5,681	281,494
Carbo Ceramics, Inc.	39,950	1,750,209
Complete Production Services*	22,400	579,040
Drill-Quip, Inc.*	11,500	516,925
Grey Wolf, Inc.*	285,453	2,352,133
Hanover Compressor Co.*	10,000	238,500
Input/ Output, Inc.*	43,100	672,791
NATCO Group, Inc., Class A*	22,200	1,022,088
National-OilWell, Inc.*	7,052	735,100
Oceaneering International, Inc.*	65,100	3,426,864
Oil States International, Inc.*	6,200	256,308
Parker Drilling Co.*	8,800	92,752
RPC Energy Services, Inc.	32,300	550,392
Superior Well Services, Inc.*	16,300	414,183
Trico Marine Services, Inc.*	51,954	2,123,880
Unit Corp.*	12,900	811,539
W-H Energy Services, Inc.*	7,800	482,898

		16,307,096

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	17,500	793,275
Nasch-Finch Co.	4,433	219,433
Performance Food Group Co.*	26,900	873,981
Ruddick Corp.	6,800	204,816
Spartan Stores, Inc.	24,105	793,296
United Natural Foods, Inc.*	44,000	1,169,520

		4,054,321

Food Products (0.7%)
Corn Products International, Inc.	31,206	1,418,313
Imperial Sugar Co.	49,459	1,522,842
J.M. Smucker Co.	4,068	258,969
Peet’s Coffee & Tea, Inc.*	50,803	1,251,278
Seaboard Corp.	691	1,620,395
Tootsie Roll Industries, Inc.	17,473	484,177

		6,555,974

Gas Distribution (0.1%)
Piedmont Natural Gas Co., Inc.	44,400	1,094,460
Semco Energy, Inc.*	18,839	146,379

		1,240,839

Gas Utilities (0.8%)
Energen Corp.	54,301	2,983,297
Laclede Group, Inc. (The)	23,800	758,744
New Jersey Resources Corp.	30,000	1,530,600
NICOR, Inc.	6,059	260,052
Northwest Natural Gas Co.	12,470	575,989
Southwest Gas Corp.	6,800	229,908
UGI Corp.	39,639	1,081,352

		7,419,942

Health Care Equipment & Supplies (3.4%)
American Medical Systems Holdings, Inc.*	99,300	1,791,372
Arrow International, Inc.	33,913	1,298,190
Aspect Medical Systems, Inc.*	7,100	106,216
Conceptus, Inc.*	5,300	102,661
CONMED Corp.*	23,700	693,936
Cutera, Inc.*	25,200	627,984
D.J. Orthopedics, Inc.*	8,500	350,795
Dade Behring Holdings, Inc.	23,758	1,262,025
Edwards Lifesciences Corp.*	7,274	358,899
Greatbatch, Inc.*	4,200	136,080
Haemonetics Corp.*	28,100	1,478,341
Healthtronics, Inc.*	11,203	48,733
ICU Medical, Inc.*	62,200	2,670,868
IDEXX Laboratories, Inc.*	15,752	1,490,612
Immucor, Inc.*	49,000	1,370,530
Integra LifeSciences Holdings*	17,900	884,618
Kinetic Concept*	32,015	1,663,819
Kyphon, Inc.*	59,300	2,855,295
LifeCell Corp.*	36,900	1,126,926
Mentor Corp.	31,000	1,261,080
Nutraceutical International Corp.*	17,170	284,507
Orasure Technologies, Inc.*	27,800	227,404
Palomar Medical Technologies, Inc.*	11,200	388,752
Respironics, Inc.*	53,648	2,284,868

16

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Surmodics, Inc.*	20,800	$1,040,000
Symmetry Medical, Inc.*	16,900	270,569
West Pharmaceutical Services, Inc.	34,479	1,625,685
Wright Medical Group, Inc.*	38,300	923,796
Young Innovations, Inc.	57,800	1,686,604
Zoll Medical Corp.*	4,200	93,702

		30,404,867

Health Care Providers & Services (1.4%)
Alliance Imaging, Inc.*	6,926	65,035
American Dental Partners*	6,584	170,986
Amerigroup Corp.*	14,300	340,340
Amsurg Corp.*	26,134	630,875
Apria Healthcare Group, Inc.*	68,186	1,961,711
Five Star Quality Care, Inc.*	106,100	846,678
Healthspring, Inc.*	19,497	371,613
Healthways, Inc.*	78,400	3,713,808
Henry Schein, Inc.*	23,700	1,266,291
Hythiam, Inc.*	74,060	640,619
Lincare Holdings, Inc.*	3,742	149,119
Magellan Health Services, Inc.*	13,664	634,966
Molina Healthcare, Inc.*	9,407	287,102
PSS World Medical, Inc.*	26,991	491,776
Trimeris, Inc.**	7,123	48,721
Universal Health Services, Inc.	8,900	547,350
Visicu, Inc.*	87,400	799,710

		12,966,700

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc.*	136,500	3,478,020
Cerner Corp.*	67,100	3,722,037
Digene Corp.*	6,500	390,325
GTx, Inc.*	13,900	225,041
Omicell, Inc.*	76,598	1,591,707
Vital Images, Inc.*	47,300	1,284,668
Wellcare Health Plans, Inc.*	32,012	2,897,406

		13,589,204

Hotels, Restaurants & Leisure (4.0%)
AFC Enterprises, Inc.*	140,826	2,434,882
Ambassadors Group, Inc.	81,770	2,905,288
BJ’s Restaurants, Inc.*	83,451	1,647,323
Bob Evans Farms, Inc.	1,800	66,330
Buffalo Wild Wings, Inc.*	9,338	388,367
CBRL Group, Inc.	6,266	266,180
Chipotle Mexican Grill, Inc.*	5,200	443,456
Choice Hotels International, Inc.	6,246	246,842
Dover Downs Gaming & Entertainment, Inc.	5,700	85,557
Gaylord Entertainment Co.*	161,369	8,655,833
Great Wolf Resorts, Inc.*	85,270	1,215,098
IHOP Corp.	23,100	1,257,333
Interstate Hotels & Resorts, Inc.*	105,541	550,924
Jack in the Box, Inc.*	19,879	1,410,216
Krispy Kreme Doughnuts, Inc.*	109,165	1,010,868
P.F. Chang’s China Bistro, Inc.*	91,622	3,225,094
Papa John’s International, Inc.*	26,844	772,033
RARE Hospitality International, Inc.*	12,800	342,656
Ruby Tuesday, Inc.	17,100	450,243
Scientific Games Corp.*	97,700	3,414,615
Speedway Motorsports, Inc.	1,600	63,968
Vail Resorts, Inc.*	90,242	5,493,031

		36,346,137

Household Durables (0.5%)
American Greetings Corp., Class A	5,380	152,416
Avatar Holdings*	11,238	864,652
Blyth Industries, Inc.	5,623	149,459
Brookfield Homes Corp.	42,569	1,238,332
Central Garden & Pet Co.*	16,400	201,064
Directed Electronics, Inc.*	80,480	711,443
Kimball International, Inc., Class B	21,900	306,819
M/ I Homes, Inc.	1,700	45,220
Snap-on, Inc.	10,447	527,678

		4,197,083

Household Products (0.4%)
Church & Dwight, Inc.	75,500	3,658,730

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	1,617	57,743
Teleflex, Inc.	25,156	2,057,258

		2,115,001

Insurance (1.5%)
American Financial Group, Inc.	32,887	1,123,091
American Physicians Capital, Inc.*	6,900	279,450
Argonaut Group, Inc.	8,457	263,943
Brown & Brown, Inc.	43,500	1,093,590
CNA Surety Corp.*	42,790	809,159
Commerce Group, Inc.	32,600	1,131,872
First Mercury Financial Corp.*	31,900	668,943
Greenlight Capital Ltd.*	45,774	1,031,288
HCC Insurance Holdings, Inc.	42,138	1,407,830
Hilb, Rogal & Hamilton Co.	25,100	1,075,786
James River Group, Inc.	1,622	53,899

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Insurance (continued)
Nymagic, Inc.	774	$31,115
Odyssey Re Holdings Corp.	42,732	1,832,775
Ohio Casualty Corp.	4,900	212,219
Philadelphia Consolidated Holding Corp.*	9,402	393,004
Phoenix Co., Inc.	30,100	451,801
Reinsurance Group Of America	5,899	355,356
Security Capital Assurance Ltd.	30,400	938,448
United Fire & Casualty Corp.	9,760	345,309

		13,498,878

Internet & Catalog Retail (1.3%)
Blue Nile, Inc.*	86,026	5,195,971
FTD Group, Inc.	2,900	53,389
Knot, Inc. (The)*	60,400	1,219,476
Netflix, Inc.*	49,160	953,212
Priceline.com, Inc.*	40,123	2,758,055
Stamps.com, Inc.*	85,400	1,176,812
Systemax, Inc.	17,900	372,499
ValueVision International, Inc., Class A*	9,200	104,144

		11,833,558

Internet Software & Services (2.0%)
Ariba, Inc.*	45,200	447,932
Bankrate, Inc.*	63,943	3,064,148
CNET Networks, Inc.*	145,219	1,189,344
Comscore, Inc.*	34,166	790,943
Dealertrack Holdings, Inc.*	28,500	1,049,940
Equinix, Inc.*	54,158	4,953,832
Greenfield Online*	8,169	129,969
Internap Network Services*	5,900	85,078
Interwoven, Inc.*	30,800	432,432
Loopnet, Inc.*	89,500	2,088,035
RealNetworks, Inc. (b) (c)*	41,400	338,238
Savvis, Inc.*	2,000	99,020
SonicWALL, Inc.*	60,800	522,272
Terremark Worldwide, Inc.*	9,000	58,050
United Online, Inc.	19,900	328,151
Vignette Corp.*	27,300	523,068
Vocus, Inc.*	34,300	861,273
Websense, Inc.*	57,789	1,228,016

		18,189,741

IT Services (1.3%)
Acxiom Corp.	58,732	1,553,461
CACI International, Inc., Class A*	23,300	1,138,205
CheckFree Corp.*	30,285	1,217,457
Convergys Corp.*	51,705	1,253,329
Forrester Research, Inc.*	55,098	1,549,907
ManTech International Corp.*	36,300	1,119,129
MPS Group, Inc.*	25,700	343,609
NCI, Inc.*	47,600	798,252
Ness Technologies, Inc.*	42,680	555,267
RightNow Technologies, Inc.*	17,707	290,572
SI International, Inc.*	20,500	676,910
SRA International, Inc.*	26,100	659,286
Sykes Enterprises, Inc.*	24,700	469,053
Tyler Technologies, Inc.*	22,600	280,466

		11,904,903

Leisure Equipment & Products (0.7%)
JAKKS Pacific, Inc.*	17,603	495,348
Marvel Entertainment, Inc.*	70,254	1,790,072
Nautilus Group, Inc. (The)	15,400	185,416
Pool Corp.	86,794	3,387,570
Steinway Musical Instruments, Inc.	3,247	112,314
Sturm Ruger & Co., Inc.*	29,062	451,042

		6,421,762

Life Sciences Tools & Services (1.2%)
Albany Molecular Research*	9,500	141,075
Bruker Bioscience Corp.*	35,000	315,350
Dionex Corp.*	33,400	2,371,066
Illumina, Inc.*	36,583	1,484,904
Invitrogen Corp.*	14,499	1,069,301
PAREXEL International Corp.*	5,200	218,712
Pharmanet Development Group, Inc.*	6,226	198,485
Techne Corp.*	77,918	4,457,689
Varian, Inc.*	16,647	912,755

		11,169,337

Machinery (2.4%)
Accuride Corp.*	36,455	561,771
Actuant Corp.	1,800	113,508
ASV, Inc.*	47,300	817,344
Bucyrus International, Inc., Class A	93,950	6,649,781
Chart Industries, Inc.*	13,300	378,252
Clarcor, Inc.	78,500	2,938,255
Dynamic Materials Corp.	5,100	191,250
Enpro Industries, Inc.*	18,449	789,433
Federal Signal Corp.	15,800	250,588
Graco, Inc.	8,000	322,240
Hardinge, Inc.	11,000	374,330
Harsco Corp.	7,700	400,400
Idex Corp.	8,700	335,298

18

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Machinery (continued)
Joy Global, Inc.	26,850	$1,566,160
Kadant, Inc.*	4,000	124,800
Manitowoc Co.	7,000	562,660
Middleby Corp.*	21,708	1,298,573
Mueller Water Products, Inc., Class A	61,087	1,042,144
Nordson Corp.	18,741	940,049
Robbins & Myers, Inc.	1,707	90,693
Sun Hydraulics Corp.	17,100	842,175
Wabtec Corp.	29,000	1,059,370

		21,649,074

Manufacturing (0.1%)
Blount International, Inc.*	29,100	380,628
Darling International, Inc.*	9,022	82,461
L.B. Foster Co.*	29,200	837,456

		1,300,545

Marine (0.1%)
Kirby Corp.*	13,368	513,198

Media (2.1%)
Arbitron, Inc.	30,480	1,570,634
Belo Corp., Class A	9,400	193,546
Charter Communications, Inc.*	241,579	978,395
CKX, Inc.*	83,657	1,156,140
DreamWorks Animation SKG, Inc., Class A*	29,300	845,012
Emmis Communications Corp.	30,000	276,300
Harte-Hanks, Inc.	28,500	731,880
Interactive Data Corp.	121,099	3,243,031
Lakes Entertainment, Inc.*	65,738	776,366
LodgeNet Entertainment Corp.*	6,396	205,056
Mediacom Communications Corp.*	14,700	142,443
Morningstar, Inc.*	122,444	5,757,929
New Frontier Media Inc.	6,919	60,334
ProQuest Co.*	6,600	62,964
RCN Corp.	10,900	204,811
Regal Entertainment Group, Class A	38,779	850,423
Scholastic Corp.*	12,500	449,250
Sinclair Broadcast Group, Inc.	86,584	1,231,225
Westwood One, Inc.	23,318	167,656

		18,903,395

Metals & Mining (2.0%)
A.M. Castle & Co.	38,800	1,393,308
Century Aluminum Co.*	13,432	733,790
Chaparral Steel	42,392	3,046,713
Cleveland Cliffs, Inc.	6,500	504,855
Commercial Metals Co.	22,300	753,071
Compass Minerals International, Inc.	82,200	2,849,052
Gold Reserve, Inc.*	131,300	732,654
Grupo Simec, SA de C.V. ADR - MX*	68,800	858,624
Hecla Mining Co.*	72,370	618,040
IAMGOLD Corp.	46,800	358,488
Kaiser Aluminum Corp.	28,817	2,100,183
Quanex Corp.	8,300	404,210
Reliance Steel & Aluminum Co.	5,400	303,804
Royal Gold, Inc.	18,800	446,876
Steel Dynamics, Inc.	30,769	1,289,529
Worthington Industries, Inc.	56,100	1,214,565

		17,607,762

Multi-Utilities (0.2%)
Avista Corp.	2,200	47,410
C.H. Energy Group, Inc.	2,300	103,431
PNM, Inc.	29,300	814,247
Vectren Corp.	31,520	848,834

		1,813,922

Multiline Retail (0.4%)
Big Lots, Inc.*	74,773	2,199,822
Dollar Tree Stores, Inc.*	17,297	753,284
Tuesday Morning Corp.	23,200	286,752

		3,239,858

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	36,547	1,415,831

Oil, Gas & Consumable Fuels (3.6%)
Arena Resources, Inc.*	17,600	1,022,736
Aurora Oil & Gas Corp.*	66,800	142,284
Berry Petroleum Co.	23,400	881,712
Bill Barrett Corp.*	80,900	2,979,547
Cabot Oil & Gas Corp.	6,300	232,344
Carrizo Oil & Gas, Inc.*	66,700	2,766,049
Cimarex Energy Co.	10,000	394,100
Comstock Resources, Inc.*	8,600	257,742
Delta Petroleum Corp.*	82,442	1,655,435
Encore Acquisition Co.*	49,450	1,374,710
Evergreen Energy, Inc.*	155,760	939,233
EXCO Resources, Inc.*	38,700	674,928
Foundation Coal Holdings, Inc.	34,200	1,389,888
GMX Resources, Inc.*	29,234	1,011,496
Gulf Island Fabrication, Inc.	12,800	444,160
Harvest Natural Resources, Inc.*	15,868	188,988
Helix Energy Solutions Group, Inc.*	28,500	1,137,435

 19

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Holly Corp.	12,411	$920,772
Hugoton Royalty Trust	16,000	403,680
Mariner Energy, Inc.*	1,200	29,100
Markwest Hydrocarbon, Inc.	11,121	638,679
Newfield Exploration Co.*	38,600	1,758,230
Parallel Petroleum Corp.*	35,000	766,500
Petrobank Energy & Resources*	37,500	938,250
Petrohawk Energy Corp.*	110,990	1,760,302
RAM Energy Resources, Inc.*	241,530	1,309,093
Rossetta Resources, Inc.*	9,200	198,168
St. Mary Land & Exploration Co.	85,600	3,134,672
Stone Energy Corp.*	9,800	335,748
Swift Energy Co.*	4,900	209,524
Tesoro Petroleum Corp.	26,452	1,511,732
USEC, Inc.*	47,932	1,053,545
Warren Resources, Inc.*	20,700	241,776

		32,702,558

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	41,557	642,887
Deltic Timber Corp.	18,449	1,011,374

		1,654,261

Personal Products (1.0%)
Alberto-Culver Co.	48,200	1,143,304
Bare Escentuals, Inc.*	53,500	1,827,025
Chattem, Inc.*	3,543	224,555
Elizabeth Arden, Inc.*	25,100	608,926
Mannatech, Inc.	4,100	65,149
NBTY, Inc.*	63,407	2,739,183
Physicians Formula Holdings, Inc.*	54,730	860,629
Prestige Brands Holdings, Inc.*	108,200	1,404,436
USANA Health Sciences, Inc.*	2,400	107,376

		8,980,583

Pharmaceuticals (1.1%)
Adams Respiratory Therapeutics, Inc.*	42,000	1,654,380
Biomarin Pharmaceutical, Inc.*	25,100	450,294
Enzon Pharmaceuticals, Inc.*	22,600	177,410
K-V Pharmaceutical Co.*	29,756	810,553
King Pharmaceuticals, Inc.*	62,230	1,273,226
Medicines Co. (The)*	9,400	165,628
Microbia, Inc.*	93,487	584,294
Noven Pharmaceuticals, Inc.*	48,159	1,129,329
OSI Pharmaceuticals, Inc.*	47,097	1,705,382
Pozen, Inc.*	26,376	476,614
Santarus, Inc.*	15,100	78,067
Savient Pharmaceuticals, Inc.*	9,600	119,232
Sciele Pharma, Inc.*	17,600	414,656
Viropharma, Inc.*	46,771	645,440

		9,684,505

Real Estate Investment Trusts (REITs) (3.5%)
Agree Realty Corp.	946	29,563
American Financial Realty Trust	48,400	499,488
American Home Mortgage Investment Corp.	44,900	825,262
Arbor Realty Trust, Inc.	4,800	123,888
Ashford Hospitality Trust	307,400	3,615,024
Biomed Realty Trust, Inc.	12,150	305,208
Capital Trust, Inc., Class A	12,585	429,652
CBL & Associates Properties, Inc.	29,100	1,049,055
CBRE Realty Finance, Inc.	123,700	1,470,793
Cedarshopping Centers, Inc.	40,280	578,018
Cousins Properties, Inc.	9,200	266,892
Deerfield Triarc Capital Corp.	66,300	969,969
Education Realty Trust, Inc.	15,200	213,256
Entertainment Properties Trust	6,480	348,494
Equity Inns, Inc.	8,700	194,880
Equity Lifestyle Properties, Inc.	25,149	1,312,526
Extra Space Storage, Inc.	25,600	422,400
Felcor Lodging Trust, Inc.	14,200	369,626
First Industrial Realty Trust	53,730	2,082,575
Getty Realty Corp.	5,900	155,052
Glimcher Realty Trust	17,700	442,500
Gramercy Capital Corp.	29,505	812,568
Healthcare Realty Trust, Inc.	14,800	411,144
Hersha Hospitality Trust	107,200	1,267,104
Hospitality Properties Trust	20,700	858,843
Inland Real Estate Corp.	45,200	767,496
Investors Real Estate Trust	9,800	101,234
Lasalle Hotel Properties	10,200	442,884
Lexington Corporate Properties Trust	74,060	1,540,448
LTC Properties, Inc.	17,400	395,850
Mack-Cali Realty Corp.	23,700	1,030,713
National Retail Properties, Inc.	17,280	377,741
Nationwide Health Properties, Inc.	25,300	688,160
Omega Healthcare Investors, Inc.	52,480	830,759
Quadra Realty Trust, Inc.*	129,330	1,617,918
Ramco-Gershenson Properties Trust	6,900	247,917
Saul Centers, Inc.	2,286	103,670
Taubman Centers, Inc.	38,753	1,922,536
Urstadt Biddle Properties	52,100	886,221

20

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
Washington Real Estate Investment Trust	44,800	$1,523,200
Winston Hotels, Inc.	2,196	32,940

		31,563,467

Real Estate Management & Development (0.3%)
Affordable Residential Communities*	20,173	238,445
Consolidated Tomoka Land Co.	10,316	714,796
Grubb & Ellis Co.*	83,046	963,334
Housevalues, Inc.*	80,378	367,327
Jones Lang Lasalle, Inc.	2,620	297,370
SonomaWest Holdings, Inc.*	4,000	106,000

		2,687,272

Road & Rail (1.2%)
Arkansas Best Corp.	5,901	229,962
Heartland Express, Inc.	58,847	959,206
J.B. Hunt Transport Services, Inc.	127,300	3,732,436
Kansas City Southern Industries, Inc.*	119,512	4,486,480
Knight Transportation, Inc.	13,520	262,018
Landstar System, Inc.	14,255	687,804
Old Dominion Freight Line, Inc.*	6,061	182,739
Saia, Inc.*	3,900	106,314

		10,646,959

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	42,437	961,622
Amkor Technology, Inc.*	133,542	2,103,287
Brooks Automation, Inc.*	4,800	87,120
Cymer, Inc.*	6,400	257,280
Intevac*	78,298	1,664,616
Micrel, Inc.	14,100	179,352
Microsemi*	20,000	479,000
MKS Instruments, Inc.*	39,699	1,099,662
On Semiconductor Corp.*	173,951	1,864,755
Photronics, Inc.*	15,000	223,200
Power Integrations, Inc.*	5,500	144,100
Silicon Laboratories, Inc.*	8,500	294,185
Spansion, Inc., Class A*	16,200	179,820
Tessera Technologies, Inc.*	69,984	2,837,851
TriQuint Semiconductor, Inc.*	100,000	506,000
Varian Semiconductor Equipment Associates., Inc.*	2,986	119,619

		13,001,469

Service Company (0.1%)
Heidrick & Struggles International, Inc.*	20,464	1,048,575

Software (3.3%)
Advent Software, Inc.*	3,400	110,670
Ansoft Corp.*	18,393	542,409
Blackbaud, Inc.	212,700	4,696,416
Blackboard, Inc.*	160,033	6,740,590
Chordiant Software, Inc.*	5,001	78,316
Citrix Systems, Inc.*	35,900	1,208,753
Concur Technologies, Inc.*	30,200	690,070
Convera Corp., Class A*	58,505	255,082
EPIQ Systems, Inc.*	103,989	1,680,462
FactSet Research Systems, Inc.	64,150	4,384,652
Fair Issac Corp.	26,675	1,070,201
Henry (Jack) & Associates, Inc.	8,700	224,025
MICROS Systems, Inc.*	73,420	3,994,048
NAVTEQ Corp.*	7,200	304,848
SPSS, Inc.*	10,277	453,627
Sybase, Inc.*	63,385	1,514,268
TeleCommunication Systems, Inc.*	34,310	174,295
THQ, Inc.*	12,700	387,604
Tibco Software, Inc.*	133,500	1,208,175

		29,718,511

Specialty Retail (2.7%)
Aeropostale, Inc.*	1,600	66,688
Asbury Automotive Group, Inc.	31,492	785,725
Big 5 Sporting Goods Corp.	58,000	1,479,000
Buckle (The)	8,828	347,823
Casual Male Retail Group, Inc.*	17,400	175,740
Charlotte Russe Holding, Inc.*	13,100	351,997
Circuit City Stores, Inc.	126,500	1,907,620
Citi Trends, Inc.*	68,876	2,614,533
CSK Auto Corp.*	5,300	97,520
Dress Barn, Inc.*	75,990	1,559,315
DSW Inc., Class A*	16,400	571,048
Finish Line, Inc., Class A (The)	82,900	755,219
Group 1 Automotive, Inc.	17,100	689,814
Guess?, Inc.	3,300	158,532
Gymboree*	46,913	1,848,841
Hibbett Sports, Inc.*	36,900	1,010,322
Lithia Motors, Inc., Class A	11,400	288,876
MarineMax, Inc.*	23,600	472,472
Mothers Work, Inc.*	14,693	459,450
O’Reilly Automotive, Inc.*	95,080	3,475,174
Payless ShoeSource, Inc.*	18,752	591,626
Sally Beauty Holdings, Inc.*	74,300	668,700

 21

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Specialty Retail (continued)
Sonic Automotive, Inc.	13,000	$376,610
Stein Mart, Inc.	36,900	452,394
Talbots, Inc.	24,300	608,229
Tractor Supply Co.*	27,700	1,441,785
Zumiez, Inc.*	37,900	1,431,862

		24,686,915

Telephones (0.0%)
Rural Cellular Corp.*	1,066	46,701

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	15,586	1,572,627
Fossil, Inc.*	15,200	448,248
Hartmarx Corp.*	1,200	9,564
Heelys, Inc.*	55,800	1,442,988
Kellwood Co.	38,730	1,089,087
Maidenform Brands, Inc.*	9,187	182,454
Perry Ellis International, Inc.*	19,739	635,004
Phillips-Van Heusen Corp.	22,900	1,387,053
Steven Madden Ltd.	12,600	412,776
UniFirst Corp.	19,100	841,355
Warnaco Group, Inc. (The)*	855	33,636
Wolverine World Wide, Inc.	22,300	617,933

		8,672,725

Thrifts & Mortgage Finance (1.0%)
Bank Mutual Corp.	6,100	70,333
BankUnited Financial Corp., Class A	17,766	356,564
City Bank	4,281	134,894
Corus Bankshares, Inc.	38,984	672,864
Delta Financial Corp.	11,465	140,675
Dime Community Bancshares	68,250	900,217
Downey Financial Corp.	17,251	1,138,221
FirstFed Financial Corp.*	30,125	1,708,991
Franklin Bank Corp.*	31,900	475,310
ITLA Capital Corp.	4,682	244,026
KNBT Bancorp, Inc.	4,600	67,620
MAF Bancorp, Inc.	2,300	124,798
Ocwen Financial Corp.*	60,478	806,172
PFF Bancorp, Inc.	2,000	55,860
Tierone Corp.	10,800	325,080
TrustCo Bank Corp.	25,400	250,952
ViewPoint Financial Group	36,600	629,886
Westfield Financial, Inc.	70,400	701,888
WSFS Financial Corp.	506	33,108

		8,837,459

Tobacco (0.2%)
Alliance One International, Inc.*	5,400	54,270
Loews Corp. (Carolina Group	27,829	2,150,347

		2,204,617

Trading Companies & Distributors (0.3%)
Houston Wire & Cable Co.*	19,200	545,472
Interline Brands, Inc.*	15,800	412,064
Kaman Corp., Class A	18,000	561,420
MSC Industrial Direct Co., Class A	4,200	231,000
Rush Enterprises, Inc., Class A*	8,800	191,136
UAP Holding Corp.	27,600	831,864

		2,772,956

Transportation (0.1%)
GulfMark Offshore Services, Inc.*	10,252	525,107
Horizon Lines, Inc.	2,300	75,348
SEACOR Holdings, Inc.*	3,300	308,088

		908,543

Water Utility (0.1%)
Pico Holdings, Inc.*	15,758	681,691

Wireless Telecommunication Services (0.4%)
Dobson Communications Corp., Class A*	20,700	229,977
Fibertower Corp.*	66,726	288,924
Novatel Wireless, Inc.*	5,800	150,916
SBA Communications Corp.*	76,827	2,580,619
Tessco Technologies, Inc.*	16,901	328,217

		3,578,653

		658,581,736

Total Common Stocks (Cost $711,819,197)		879,319,970

Commercial Paper (0.1%)
United States (0.1%)
Countrywide Home Loans, 5.40%, 07/02/07	$1,487,000	1,486,554

22

Mutual Funds (0.3%)

	Shares or
	Principal Amount	Value

Macquarie Infrastructure Co. LLC	59,251	$2,457,731

Exchange Traded Fund (0.1%)
iShares MSCI EAFE Index Fund	$12,000	967,560

Cash Equivalent (1.9%) (a)
AIM Liquid Assets Portfolio, 5.09%, 04/01/42	17,210,131	17,210,131

Total Investments (Cost $733,290,069) (b) — 99.8%		901,441,946
Other assets in excess of liabilities — 0.2%		1,443,266

NET ASSETS — 100.0%		$902,885,212

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BM	Bermuda

BR	Brazil

CA	Canada

IE	Ireland

KR	Korea

See accompanying notes to financial statements.

 23

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide
Multi-Manager
NVIT
Small Company Fund

Assets:
Investments, at value (cost $733,290,069)	$901,441,946
Cash	10,875
Foreign currencies, at value (cost $356,532)	357,244
Interest and dividends receivable	893,113
Receivable for capital shares issued	206,959
Receivable for investments sold	6,139,503
Reclaims receivable	109,085
Prepaid expenses	9,383

Total Assets	909,168,108

Liabilities:
Payable for investments purchased	5,046,202
Payable for capital shares redeemed	317,526
Accrued expenses and other payables:
Investment advisory fees	695,974
Fund administration and transfer agent fees	75,244
Distribution fees	22,703
Administrative servicing fees	29,400
Compliance program costs	11,748
Other	84,099

Total Liabilities	6,282,896

Net Assets	$902,885,212

Represented by:
Capital	$666,836,327
Accumulated net investment income	1,840,903
Accumulated net realized gains from investment transactions and foreign currency transactions	66,055,621
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	168,152,361

Net Assets	$902,885,212

Net Assets:
Class I Shares	$743,487,234
Class II Shares	111,432,999
Class III Shares	4,397,780
Class IV Shares	43,567,199

Total	$902,885,212

Shares outstanding (unlimited number of shares authorized):
Class I Shares	31,240,549
Class II Shares	4,760,365
Class III Shares	184,673
Class IV Shares	1,830,785

Total	38,016,372

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$23.80
Class II Shares	$23.41
Class III Shares	$23.81
Class IV Shares	$23.80

See accompanying notes to financial statements.

24

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide
Multi-Manager NVIT
Small Company Fund

INVESTMENT INCOME:
Interest income	$399,571
Dividend income	7,005,751
Foreign tax withholding	(328,002)

Total Income	7,077,320

Expenses:
Investment advisory fees	4,130,806
Fund administration and transfer agent fees	302,584
Distribution fees Class II Shares	124,896
Administrative servicing fees Class I Shares	490,294
Administrative servicing fees Class II Shares	60,649
Administrative servicing fees Class III Shares	3,680
Administrative servicing fees Class IV Shares	28,037
Custodian fees	62,691
Trustee fees	20,788
Compliance program costs (Note 3)	6,162
Other	94,200

Total expenses before earnings credit	5,324,787
Earnings credit (Note 6)	(6,118)

Net Expenses	5,318,669

Net Investment Income	1,758,651

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	77,827,119
Net realized (losses) on foreign currency transactions	(1,473,959)

Net realized gains on investment transactions and foreign currency transactions	76,353,160

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,248,465

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	77,601,625

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$79,360,276

See accompanying notes to financial statements.

 25

Statements of Changes in Net Assets

	Nationwide Multi-Manager
	NVIT Small Company Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,758,651	$856,635
Net realized gains on investment transactions and foreign currency transactions	76,353,160	117,152,412
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,248,465	(12,726,165)

Change in net assets resulting from operations	79,360,276	105,282,882

Distributions to shareholders from:
Net investment income:
Class I	–	(812,010)
Class II	–	(56,733)
Class III	–	(6,907)
Class IV	–	(47,918)
Net realized gains on investments:
Class I	(95,291,801)	(15,390,122)
Class II	(14,368,708)	(1,643,475)
Class III	(572,275)	(63,680)
Class IV	(5,564,619)	(804,451)

Change in net assets from shareholder distributions	(115,797,403)	(18,825,296)

Change in net assets from capital transactions	36,205,025	(135,037,451)

Change in net assets	(232,102)	(48,579,865)
Net Assets:
Beginning of period	903,117,314	951,697,179

End of period	$902,885,212	$903,117,314

Accumulated net investment income at end of period	$1,840,903	$82,252

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,292,022	$58,049,219
Dividends reinvested	95,291,784	16,205,471
Cost of shares redeemed	(91,510,792)	(230,208,135)

	23,073,014	(155,953,445)

Class II Shares
Proceeds from shares issued	16,681,917	49,421,395
Dividends reinvested	14,368,705	1,700,202
Cost of shares redeemed	(20,574,012)	(27,450,058)

	10,476,610	23,671,539

Class III Shares
Proceeds from shares issued	948,844	4,715,218
Dividends reinvested	572,275	70,587
Cost of shares redeemed	(1,793,205)	(2,685,385)

	(272,086)	2,100,420

See accompanying notes to financial statements.

26

Statements of Changes in Net Assets (Continued)

	Nationwide Multi-Manager
	NVIT Small Company Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,103,303	$1,977,093
Dividends reinvested	5,564,618	852,366
Cost of shares redeemed	(3,740,434)	(7,685,424)

	2,927,487	(4,855,965)

Change in net assets from capital transactions	$36,205,025	$(135,037,451)

SHARE TRANSACTIONS:
Class I Shares
Issued	738,183	2,399,643
Reinvested	4,042,927	712,208
Redeemed	(3,514,515)	(9,654,743)

	1,266,595	(6,542,892)

Class II Shares
Issued	640,311	2,130,983
Reinvested	619,608	75,786
Redeemed	(830,616)	(1,167,578)

	429,303	1,039,191

Class III Shares
Issued	35,650	193,944
Reinvested	24,259	3,085
Redeemed	(70,417)	(113,616)

	(10,508)	83,413

Class IV Shares
Issued	42,439	83,535
Reinvested	236,089	37,437
Redeemed	(143,560)	(321,992)

	134,968	(201,020)

Total change in shares	1,820,358	(5,621,308)

See accompanying notes to financial statements.

 27

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide Multi-Manager NVIT Small Company Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$18.64	(0.07)	(3.16)	(3.23)	–
For the year ended December 31, 2003	$15.41	(0.07)	6.39	6.32	–
For the year ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–
For the year ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–
For the year ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)
For the six months ended June 30, 2007 (Unaudited)	$24.99	0.05	2.25	2.30	–
Class II Shares
Period ended December 31, 2002 (e)	$18.70	(0.03)	(3.28)	(3.31)	–
For the year ended December 31, 2003	$15.39	(0.12)	6.37	6.25	–
For the year ended December 31, 2004	$21.64	(0.07)	4.13	4.06	–
For the year ended December 31, 2005	$22.80	(0.07)	2.79	2.72	–
For the year ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)
For the six months ended June 30, 2007 (Unaudited)	$24.66	0.02	2.22	2.24	–

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
							Ratio of
						Net Assets	Expenses to
	Net		Net Asset			at End of	Average
	realized	Total	Value, End	Total		Period	Net
	gains	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	–	–	$15.41	(17.33%	)	$561,836	1.18%
For the year ended December 31, 2003	–	–	$21.73	41.01%		$760,078	1.17%
For the year ended December 31, 2004	(2.90)	(2.90)	$22.96	19.02%		$815,585	1.19%
For the year ended December 31, 2005	(2.99)	(2.99)	$22.78	12.32%		$831,778	1.20%
For the year ended December 31, 2006	(0.46)	(0.49)	$24.99	12.04%		$749,048	1.19%
For the six months ended June 30, 2007 (Unaudited)	(3.49)	(3.49)	$23.80	9.34%		$743,487	1.17%
Class II Shares
Period ended December 31, 2002 (e)	–	–	$15.39	(17.70%	)	$2,325	1.44%
For the year ended December 31, 2003	–	–	$21.64	40.61%		$18,345	1.42%
For the year ended December 31, 2004	(2.90)	(2.90)	$22.80	18.78%		$46,906	1.44%
For the year ended December 31, 2005	(2.99)	(2.99)	$22.53	12.01%		$74,165	1.45%
For the year ended December 31, 2006	(0.46)	(0.47)	$24.66	11.75%		$106,813	1.45%
For the six months ended June 30, 2007 (Unaudited)	(3.49)	(3.49)	$23.41	9.22%		$111,433	1.41%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of
			Ratio of	Investment
	Ratio of Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average	Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)	Turnover(d)

Class I Shares
For the year ended December 31, 2002	(0.33%	)	(g)	(g)	92.59%
For the year ended December 31, 2003	(0.37%	)	(g)	(g)	93.72%
For the year ended December 31, 2004	(0.17%	)	(g)	(g)	131.75%
For the year ended December 31, 2005	(0.12%	)	(g)	(g)	128.34%
For the year ended December 31, 2006	0.11%		(g)	(g)	104.59%
For the six months ended June 30, 2007 (Unaudited)	0.42%		1.17%	0.42%	54.25%
Class II Shares
Period ended December 31, 2002 (e)	(0.54%	)	(g)	(g)	92.59%
For the year ended December 31, 2003	(0.63%	)	(g)	(g)	93.72%
For the year ended December 31, 2004	(0.42%	)	(g)	(g)	131.75%
For the year ended December 31, 2005	(0.37%	)	(g)	(g)	128.34%
For the year ended December 31, 2006	(0.12%	)	(g)	(g)	104.59%
For the six months ended June 30, 2007 (Unaudited)	0.19%		1.41%	0.19%	54.25%

[Additional columns below]

[Continued from above table, first column(s) repeated]

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from March 5, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from July 1, 2002 (commencement of operations) through December 31, 2002.

(g)	There were no fee reductions during the period.
(h)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

28

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Class III Shares
Period ended December 31, 2002 (f)	$17.48	(0.01)	(2.05)	(2.06)	–
For the year ended December 31, 2003	$15.42	(0.08)	6.40	6.32	–
For the year ended December 31, 2004	$21.74	(0.03)	4.17	4.14	–
For the year ended December 31, 2005	$22.98	(0.02)	2.83	2.81	–
For the year ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)
For the six months ended June 30, 2007 (Unaudited)	$25.01	0.04	2.25	2.29	–
Class IV Shares
Period ended December 31, 2003 (h)	$15.61	(0.05)	6.17	6.12	–
For the year ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–
For the year ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–
For the year ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)
For the six months ended June 30, 2007 (Unaudited)	$24.99	0.05	2.25	2.30	–

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
							Ratio of
						Net Assets	Expenses to
	Net		Net Asset			at End of	Average
	realized	Total	Value, End	Total		Period	Net
	gains	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class III Shares
Period ended December 31, 2002 (f)	–	–	$15.42	(11.78%	)	$51	1.15%
For the year ended December 31, 2003	–	–	$21.74	40.99%		$1,199	1.17%
For the year ended December 31, 2004	(2.90)	(2.90)	$22.98	19.06%		$1,681	1.19%
For the year ended December 31, 2005	(2.99)	(2.99)	$22.80	12.31%		$2,548	1.22%
For the year ended December 31, 2006	(0.46)	(0.50)	$25.01	12.06%		$4,881	1.18%
For the six months ended June 30, 2007 (Unaudited)	(3.49)	(3.49)	$23.81	9.29%		$4,398	1.21%
Class IV Shares
Period ended December 31, 2003 (h)	–	–	$21.73	39.21%		$48,252	1.16%
For the year ended December 31, 2004	(2.90)	(2.90)	$22.96	19.02%		$44,819	1.19%
For the year ended December 31, 2005	(2.99)	(2.99)	$22.78	12.32%		$43,206	1.20%
For the year ended December 31, 2006	(0.46)	(0.49)	$24.99	12.04%		$42,375	1.19%
For the six months ended June 30, 2007 (Unaudited)	(3.49)	(3.49)	$23.80	9.34%		$43,567	1.17%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of
			Ratio of	Investment
	Ratio of Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average	Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)	Turnover(d)

Class III Shares
Period ended December 31, 2002 (f)	(0.25%	)	(g)	(g)	92.59%
For the year ended December 31, 2003	(0.39%	)	(g)	(g)	93.72%
For the year ended December 31, 2004	(0.15%	)	(g)	(g)	131.75%
For the year ended December 31, 2005	(0.14%	)	(g)	(g)	128.34%
For the year ended December 31, 2006	0.16%		(g)	(g)	104.59%
For the six months ended June 30, 2007 (Unaudited)	0.34%		1.21%	0.34%	54.25%
Class IV Shares
Period ended December 31, 2003 (h)	(0.36%	)	(g)	(g)	93.72%
For the year ended December 31, 2004	(0.18%	)	(g)	(g)	131.75%
For the year ended December 31, 2005	(0.12%	)	(g)	(g)	128.34%
For the year ended December 31, 2006	0.12%		(g)	(g)	104.59%
For the six months ended June 30, 2007 (Unaudited)	0.43%		1.17%	0.43%	54.25%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from July 1, 2002 (commencement of operations) through December 31, 2003.
(g)	There were no fee reductions during the period.
(h)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

 29

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide Multi-Manager NVIT Small Company Fund (the “Fund”), (formerly, “GVIT Small Company Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

30

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency

 31

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

32

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund had no securities on loan.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

 33

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$739,035,254	$190,793,549	$(28,386,857)	$162,406,692

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers**

– Franklin Portfolio Associates, LLC

– Neuberger Berman Management, Inc.

– Gartmore Global Partners***

– American Century Investment Management, Inc.

– Morgan Stanley Investment Management, Inc.

– Waddell & Reed Investment Management Company

**	NFA, as investment adviser, directly manages a portion of the Fund.

***	Beginning September 29, 2006, Gartmore Global Partners is no longer an affiliate of NFA.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.93% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $2,665,038 for the six months ended June 30, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC ((formerly, Gartmore Investor Services, Inc. (“GISI”))(“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent

34

for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc.”) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $666,127 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $6,162.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by

 35

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $476,288,370 and sales of $550,331,157.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition

36

threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 37

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

38

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 39

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

40

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 41

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

 (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

42

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the Russell 2000 Index, for the one- and five-year periods, and outperformed the Fund’s benchmark for the three-year period. The Board also considered that the performance of the Fund’s Class I shares had ranked in the fourth quintile of the Fund’s Lipper-constructed Performance Group over the one-year period, and in the second quintile of two- and four-year periods, and the first quintile over the three- and five-year periods. Although the Fund underperformed for the one-year period, the Board considered that: (i) longer-term performance had been strong; and (ii) management had committed to closely review and monitor the performance of the Fund and each subadviser to determine whether any changes should be proposed to the Board. Based on its review, the Board concluded that the nature, extent and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the third quintile. The Board found that although the Fund’s contractual advisory fee compared with its peer group was relatively high, the fees were within the range of those charged by its peer group. Based on its review, the Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

 43

Supplemental Information (Unaudited) (Continued)

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

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Number of Shares
Fund	Cast/Not Cast		Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 45

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT NationwideFund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

46

Number of Shares
Fund	Cast/Not Cast		Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 47

Federated NVIT High Income Bond Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHIB (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending	Expenses Paid	Annualized
Federated NVIT High Income Bond Fund			Account Value	Account Value	During	Expense Ratio*

1/1/07 06/30/07 Period*
Class I	Actual		$1,000.00	$1,028.40	$4.93	0.98%
	Hypothetical	[1]	$1,000.00	$1,019.94	$4.92	0.98%

Class III	Actual		$1,000.00	$1,028.60	$4.73	0.94%
	Hypothetical	[1]	$1,000.00	$1,020.14	$4.72	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1   Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2007

Federated NVIT High Income Bond Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Corporate Bonds	96.7%
Repurchase Agreements	1.5%
Common Stock	0.2%
Warrants	0.1%
Preferred Stocks	0.0%
Other assets in excess of liabilities	1.5%

100.0%

Top Holdings*

Qwest Corp., 8.88%, 03/15/12	1.4%
Intelsat Bermuda Ltd., 11.25%, 06/15/16	0.9%
HCA, Inc., 9.63%, 11/15/16	0.9%
CDRV Investors, Inc., , 01/01/15	0.9%
Jostens, Inc., 7.63%, 10/01/12	0.8%
Tennessee Gas Pipeline, Inc., 8.38%, 06/15/32	0.8%
HCA, Inc., 9.25%, 11/15/16	0.7%
Charter Communications, 10.25%, 09/15/10	0.7%
Dex Media West/ Finance Series B, 9.88%, 08/15/13	0.7%
General Motors Acceptance Corp., 8.00%, 11/01/31	0.6%
Other	91.6%

100.0%

Top Industries

Media	11.9%
Health Care Providers & Services	8.2%
Food Products	6.1%
Industrial Conglomerates	6.0%
Gas Utilities	5.5%
Gaming	5.0%
Chemicals	4.9%
Technology	4.6%
Consumer Goods	4.2%
Automobiles	4.2%
Other	39.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

2007 Semiannual Report 5

Statement of Investments
June 30, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stock (0.2%)

	Shares or
	Principal Amount	Value

Chemicals (0.1%) (a) (b)
General Chemical Industrial Products, Inc.*	143	$206,043

Consumer Goods (0.0%) (a) (b) (c)
Membership Units	185	2

Containers & Packaging (0.0%)
Pliant Corp. * (b) (c)	1	0
Russell Stanley Holdings, Inc. (a) (b) (c)	4,000	0
Smurfit Kappa PLC*	1,558	39,212

		39,212

Media (0.1%)
Virgin Media, Inc.	5,650	137,690

Total Common Stocks (Cost $790,671)		382,947

Corporate Bonds (96.7%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	$800,000	780,000
DRS Technologies, Inc., 6.63%, 02/01/16	725,000	703,250
Hawker Beechcraft Acq Co. (c) (d) 8.88%, 04/01/15	825,000	851,812
9.75%, 04/01/17	525,000	549,938
L-3 Communications Corp. 6.13%, 01/15/14	1,425,000	1,350,187
5.88%, 01/15/15	300,000	279,750
6.38%, 10/15/15	375,000	356,250
Transdigm Inc., 7.75%, 07/15/14 (c) (d)	375,000	380,625

		5,251,812

Auto Components (0.7%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	500,000	468,750
Tenneco Automotive, Inc., 8.63%, 11/15/14	300,000	310,500
United Components, Inc., 9.38%, 06/15/13	1,025,000	1,063,438

		1,842,688

Automobiles (4.2%)
Ford Motor Co., 7.45%, 07/16/31	1,150,000	924,312
Ford Motor Credit Co. 9.88%, 08/10/11	425,000	446,468
7.25%, 10/25/11	975,000	939,219
Ford Motor Credit Company 8.11%, 01/13/12 (e)	1,350,000	1,347,840
8.00%, 12/15/16	1,100,000	1,055,337
General Motors Acceptance Corp. 6.88%, 09/15/11	1,575,000	1,550,644
8.00%, 11/01/31	1,625,000	1,666,186
General Motors Corp. 7.13%, 07/15/13	450,000	423,563
7.40%, 09/01/25	1,800,000	1,525,500
8.38%, 07/15/33	725,000	665,187

		10,544,256

Building Products (1.3%)
Goodman Global Holdings 8.36%, 06/15/12 (e)	250,000	252,500
7.88%, 12/15/12	275,000	273,625
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	518,750
Norcraft Holdings LP 0.00%, 09/01/12 (f)	500,000	460,000
Nortek Holdings, Inc. 0.00%, 03/01/14 (f)	300,000	219,000
8.50%, 09/01/14	350,000	335,125
Panolam Industries International, Inc., 10.75%, 10/01/13 (c) (d)	1,125,000	1,181,250
Texas Industries, Inc., 7.25%, 07/15/13	150,000	151,125

		3,391,375

Chemicals (4.7%)
Compass Minerals Intl. 0.00%, 12/15/12 (f)	500,000	516,250
0.00%, 06/01/13	1,050,000	1,047,375
Equistar Chemical, 10.13%, 09/01/08	62,750	65,574
Hexion Specialty Chemicals, 9.75%, 11/15/14	1,425,000	1,482,000
Invista, 9.25%, 05/01/12 (c) (d)	950,000	1,009,375

6 Semiannual Report 2007

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Chemicals (continued)
Lyondell Chemical Co. 10.88%, 05/01/09	$450,000	$450,000
8.25%, 09/15/16	1,400,000	1,470,000
6.88%, 06/15/17	550,000	533,500
Mosaic Corp. (c) (d) 7.38%, 12/01/14	225,000	228,375
7.63%, 12/01/16	525,000	539,437
Nalco Co. 8.88%, 11/15/13	1,100,000	1,146,750
0.00%, 02/01/14 (f)	481,000	440,115
Nell AF SARL, 8.38%, 08/15/15 (c) (d)	800,000	770,000
PQ Corp., 7.50%, 02/15/13	625,000	665,625
Terra Capital, Inc., 7.00%, 02/01/17	975,000	945,750
Union Carbide Corp. 7.88%, 04/01/23	225,000	239,529
7.50%, 06/01/25	350,000	359,246

		11,908,901

Construction & Engineering (0.3%)
Case New Holland, Inc., 9.25%, 08/01/11	675,000	710,910

Construction Materials (0.0%) (b) (g) (h)
Clark Material Handling, Inc. 0.00%, 11/15/06	100,000	0

Consumer Goods (5.1%)
AAC Group Holding Corp. 0.00%, 10/01/12 (f)	1,025,000	927,625
AAC Group Holding Corp. PIK, 14.75%, 10/01/12	359,758	396,633
American Achievement Corp., 8.25%, 04/01/12	600,000	607,500
American Greetings, 7.38%, 06/01/16	725,000	735,875
Church & Dwight Co., 6.00%, 12/15/12	900,000	867,375
Constellation Brands, Inc., 7.25%, 09/01/16	375,000	367,500
Jarden Corp., 7.50%, 05/01/17	1,325,000	1,315,063
Jostens Holding Corp. 0.00%, 12/01/13 (f)	1,675,000	1,545,187
Jostens, Inc., 7.63%, 10/01/12	2,075,000	2,075,000
Leiner Health Products, 11.00%, 06/01/12	500,000	475,000
Playtex Products, Inc., 9.38%, 06/01/11	1,300,000	1,342,250
Spectrum Brands, Inc., 7.38%, 02/01/15	340,000	274,975
True Temper Sports, Inc., 8.38%, 09/15/11	1,100,000	968,000
Visant Holding Corp., 8.75%, 12/01/13	900,000	940,500

		12,838,483

Containers & Packaging (2.3%)
Ball Corp., 6.63%, 03/15/18	1,025,000	986,563
Berry Plastics Corp., 8.88%, 09/15/14	1,025,000	1,042,937
Crown Americas, 7.75%, 11/15/15	1,100,000	1,111,000
Graphic Packaging International, 9.50%, 08/15/13	1,150,000	1,200,312
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	784,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	302,250
Plastipak Holdings, Inc., 8.50%, 12/15/15 (c) (d)	350,000	364,000
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (b) (c) (g)	14,589	677

		5,791,739

Electric Power (0.5%)
NRG Energy, Inc., 7.38%, 02/01/16	1,375,000	1,381,875

Electric Utilities (3.8%)
CMS Energy Corp., 7.50%, 01/15/09	600,000	618,276
Dynegy Holdings, Inc., 7.75%, 06/01/19 (c) (d)	1,400,000	1,309,000
Edison Mission Energy 7.75%, 06/15/16	1,350,000	1,350,000
7.00%, 05/15/17 (c) (d)	1,325,000	1,255,438
FPL Energy National Wind, 6.13%, 03/25/19 (c) (d)	306,649	299,432
Nevada Power Co. 6.50%, 04/15/12	75,000	76,748
5.88%, 01/15/15	350,000	343,648

2007 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Electric Utilities (continued)
Nevada Power Corp., 6.50%, 05/15/18	$625,000	$634,605
Northwestern Corp., 5.88%, 11/01/14	200,000	194,370
NRG Energy Inc., 7.38%, 01/15/17	550,000	553,438
NRG Energy, Inc., 7.25%, 02/01/14	375,000	376,875
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,215,154
Sierra Pacific Resources, 6.75%, 08/15/17	650,000	642,239
TECO Energy, Inc., 6.75%, 05/01/15	225,000	230,622
TXU Corp., 5.55%, 11/15/14	650,000	555,053

		9,654,898

Energy Companies (3.0%)
Chesapeake Energy Corp. 7.50%, 09/15/13	375,000	383,437
6.88%, 01/15/16	525,000	515,812
6.88%, 11/15/20	875,000	842,187
Cimarex Energy Corp., 7.13%, 05/01/17	325,000	318,500
Forest Oil Corporation, 7.25%, 06/15/19 (c) (d)	700,000	682,500
Hilcorp Energy (c) (d) 7.75%, 11/01/15	550,000	536,250
9.00%, 06/01/16	475,000	494,000
Petroplus Finance Ltd (c) (d) 6.75%, 05/01/14	225,000	217,688
7.00%, 05/01/17	500,000	483,750
Pioneer Natural Resources, 6.88%, 05/01/18	850,000	810,109
Plains Exploration, 7.75%, 06/15/15	750,000	748,125
Plains Exploration, Inc., 7.00%, 03/15/17	375,000	357,188
Range Resources Corp. 7.38%, 07/15/13	250,000	253,750
6.38%, 03/15/15	450,000	428,625
7.50%, 05/15/16	550,000	559,625

		7,631,546

Energy Equipment & Services (0.8%)
Basic Energy Services, 7.13%, 04/15/16	950,000	912,000
Cie General De Geophysique 7.50%, 05/15/15	100,000	100,500
7.75%, 05/15/17	400,000	407,000
Complete Production Services, Inc., 8.00%, 12/15/16 (c) (d)	500,000	507,500
Grant Prideco, Inc., 6.13%, 08/15/15	200,000	190,500

		2,117,500

Entertainment (1.3%)
Cinemark, Inc. 0.00%, 03/15/14 (f)	1,525,000	1,395,375
Hard Rock Park Operation, 10.12%, 04/01/12 (e) (c) (d)	575,000	577,875
Universal City Development, 11.75%, 04/01/10	950,000	1,009,375
Universal City Florida Holding Co., 10.11%, 05/01/10 (e)	250,000	256,250

		3,238,875

Environmental (1.2%)
Allied Waste Industries, 9.25%, 05/01/21	475,000	508,250
Allied Waste North America 9.25%, 09/01/12	300,000	315,375
7.13%, 05/15/16	1,650,000	1,621,125
6.88%, 06/01/17	275,000	267,437
Clean Harbors, Inc., 11.25%, 07/15/12	341,000	378,268

		3,090,455

Food & Staples Retailing (0.0%) (b) (c) (g)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/07	100,000	0

Food Products (6.1%)
ASG Consolidated LLC 0.00%, 11/01/11 (f)	1,675,000	1,566,125
B&G Foods, Inc., 8.00%, 10/01/11	1,100,000	1,105,500
Constellation Brands, Inc. 8.00%, 02/15/08	650,000	656,500
7.25%, 05/15/17 (c) (d)	575,000	563,500
Cott Beverages, Inc., 8.00%, 12/15/11	900,000	913,500

8 Semiannual Report 2007

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Food Products (continued)
Dean Foods Co., 7.00%, 06/01/16	$1,175,000	$1,128,000
Del Monte Corp., 6.75%, 02/15/15	1,425,000	1,364,438
Eurofresh, Inc., 11.50%, 01/15/13 (c) (d)	775,000	775,000
Michael Foods, 8.00%, 11/15/13	1,500,000	1,522,500
Nutro Products, Inc., 10.75%, 04/15/14 (c) (d)	600,000	700,225
Pierre Foods, Inc., 9.88%, 07/15/12	800,000	816,000
Pilgrim’s Pride Corp., 8.38%, 05/01/17	1,050,000	1,044,750
Pinnacle Foods LLC (c) (d) 9.25%, 04/01/15	650,000	630,500
10.63%, 04/01/17	650,000	628,875
Reddy Ice Group 0.00%, 11/01/12	1,025,000	968,625
Smithfield Foods, Inc. 7.75%, 05/15/13	200,000	204,000
7.75%, 07/01/17	900,000	904,500

		15,492,538

Gaming (5.0%)
Fontainebleau Las Vegas, 10.25%, 06/15/15 (c) (d)	375,000	371,250
Global Cash Access LLC, 8.75%, 03/15/12	503,000	524,377
Great Canadian Gaming Co., 7.25%, 02/15/15 (c) (d)	550,000	550,000
Herbst Casinos & Gambling, Inc., 7.00%, 11/15/14	850,000	801,125
Jacobs Entertainment, Inc., 9.75%, 06/15/14	925,000	965,469
Mandalay Resort Group 10.25%, 08/01/07	1,150,000	1,154,312
9.50%, 08/01/08	250,000	258,750
MGM Grand, Inc., 8.38%, 02/01/11	700,000	719,250
MGM Mirage, Inc., 5.88%, 02/27/14	550,000	500,500
Mgm Mirage, Inc., 7.50%, 06/01/16	1,400,000	1,335,250
MTR Casinos & Gambling Group, Inc., 9.75%, 04/01/10	800,000	836,000
Mtr Gaming Group, Inc., 9.00%, 06/01/12	425,000	449,438
Penn National Casinos & Gambling, Inc., 6.75%, 03/01/15	925,000	952,750
San Pasqual Casino, 8.00%, 09/15/13 (c) (d)	800,000	812,000
Shingle Springs, 9.38%, 06/15/15 (c) (d)	350,000	354,813
Station Casinos, Inc., 7.75%, 08/15/16	525,000	522,375
Tunica-Biloxi Casinos & Gambling Authority, 9.00%, 11/15/15 (c) (d)	625,000	656,250
Wynn Las Vegas LLC, 6.63%, 12/01/14	950,000	920,312

		12,684,221

Gas Utilities (5.5%)
Amerigas Partners LP, 7.13%, 05/20/16	1,075,000	1,061,562
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,475,603
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,292,500
Inergy LP, 6.88%, 12/15/14	1,400,000	1,333,500
Pacific Energy Partners 7.13%, 06/15/14	700,000	724,984
6.25%, 09/15/15	150,000	147,582
Regency Energy Partners, 8.38%, 12/15/13 (c) (d)	850,000	879,750
Semco Energy, Inc., 7.13%, 05/15/08	500,000	504,472
Southern Star Central Corp., 6.75%, 03/01/16	625,000	618,750
Tennessee Gas Pipeline, Inc. 7.50%, 04/01/17	200,000	216,208
8.38%, 06/15/32	1,675,000	1,972,477
Transcontinental Gas Pipeline Corp. 8.88%, 07/15/12	350,000	393,750
6.40%, 04/15/16	500,000	503,750
Williams Cos., Inc. (The) 7.63%, 07/15/19	1,125,000	1,192,500
7.88%, 09/01/21	1,425,000	1,539,000

		13,856,388

2007 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies (0.8%)
Accellent, Inc., 10.50%, 12/01/13	$700,000	$698,250
Advanced Medical Optics, 7.50%, 05/01/17 (c) (d)	650,000	617,500
Varietal Distribution, 10.25%, 07/15/15 (c) (d)	800,000	802,000

		2,117,750

Health Care Providers & Services (8.2%)
AmeriPath, Inc. 0.00%, 02/15/14 (e) (c) (d)	575,000	575,000
AMR Holding Co./ Emcare H, 10.00%, 02/15/15	600,000	651,000
Aramark Corp. (c) (d) 8.50%, 02/01/15	550,000	562,375
8.86%, 02/01/15 (e)	750,000	765,000
CDRV Investors, Inc. 0.00%, 01/01/15 (f)	2,425,000	2,218,875
Concentra Operating Corp., 9.50%, 08/15/10	560,000	588,700
CRC Health Corp., 10.75%, 02/01/16	875,000	966,875
HCA, Inc. 6.38%, 01/15/15	1,300,000	1,108,250
9.25%, 11/15/16 (c) (d)	1,650,000	1,761,375
9.63%, 11/15/16 (c) (d)	2,175,000	2,343,562
7.50%, 11/06/33	900,000	767,250
National Mentor Hldgs., 11.25%, 07/01/14	1,125,000	1,220,625
Omnicare, Inc., 6.88%, 12/15/15	1,000,000	955,000
Psychiatric Solutions, Inc. 7.75%, 07/15/15 (c) (d)	75,000	74,531
7.75%, 07/15/15	875,000	869,531
Triad Hospitals, Inc., 7.00%, 11/15/13	62,000	65,329
United Surgical Partners (c) (d) 8.88%, 05/01/17	175,000	176,313
9.25%, 05/01/17	900,000	906,750
Universal Hospital Services (c) (d) 8.50%, 06/01/15	175,000	174,125
8.76%, 06/01/15 (e)	200,000	201,000
Vanguard Health Holdings, 9.00%, 10/01/14	750,000	746,250
Ventas Realty LP 6.63%, 10/15/14	1,050,000	1,040,813
7.13%, 06/01/15	325,000	329,063
6.75%, 04/01/17	500,000	496,250
Viant Holdings, Inc., 9.88%, 07/15/17 (c) (d)	325,000	328,250
VWR International, Inc., 8.00%, 04/15/14	750,000	802,961

		20,695,053

Health Care Technology (0.5%)
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	496,125
Fisher Scientific International, Inc., 6.13%, 07/01/15	800,000	786,750

		1,282,875

Hotels, Restaurants & Leisure (1.8%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	675,000	695,250
EL Pollo Loco, Inc., 11.75%, 11/15/13	400,000	424,000
Host Marriott LP 7.13%, 11/01/13	450,000	451,688
6.88%, 11/01/14	400,000	397,500
6.38%, 03/15/15	450,000	434,250
6.75%, 06/01/16	375,000	369,375
MGM Mirage, Inc., 6.00%, 10/01/09	500,000	498,125
Royal Caribbean Cruises 7.00%, 06/15/13	550,000	555,098
7.25%, 06/15/16	300,000	297,901
Seminole Hard Rock Ent., 7.86%, 03/15/14 (e) (c) (d)	550,000	556,875

		4,680,062

Industrial Conglomerates (5.9%)
ALH Finance LLC/ ALH Finance Corp., 8.50%, 01/15/13	1,375,000	1,371,562
American Tire Distributor, 10.75%, 04/01/13	600,000	615,000
Baker & Taylor, Inc., 11.50%, 07/01/13 (c) (d)	1,000,000	1,050,000
Belden Cdt, Inc., 7.00%, 03/15/17 (c) (d)	375,000	371,250
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	553,875
Education Management Llc, 10.25%, 06/01/16	1,275,000	1,348,313

10 Semiannual Report 2007

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Industrial Conglomerates (continued)
Esco Corp (d) 8.63%, 12/15/13 (c)	$500,000	$527,500
9.24%, 12/15/13 (e)	250,000	256,250
Hawk Corp., 8.75%, 11/01/14	625,000	646,875
Interline Brands Inc, 8.13%, 06/15/14	800,000	810,000
Knowledge Learning Corp., 7.75%, 02/01/15 (c) (d)	1,400,000	1,361,500
Mueller Water Products, 7.38%, 06/01/17 (c) (d)	325,000	323,898
Norcross Safety Products, 9.88%, 08/15/11	750,000	791,250
Rental Services Corp., 9.50%, 12/01/14 (c) (d)	750,000	768,750
Safety Products Holdings, 11.75%, 01/01/12	961,897	1,014,802
Sensus Metering Systems, 8.63%, 12/15/13	575,000	586,500
Stanadyne Corp., 10.00%, 08/15/14	700,000	743,750
Stanadyne Holdings, Inc. 0.00%, 02/15/15 (f)	450,000	375,750
Superior Essex Communications, 9.00%, 04/15/12	725,000	743,125
Valmont Industries, Inc., 6.88%, 05/01/14	650,000	641,875

		14,901,825

Machinery (0.3%)
Baldor Electric Co., 8.63%, 02/15/17	750,000	796,875

Manufacturing (1.2%)
Chemtura Corp., 6.88%, 06/01/16	1,100,000	1,045,000
K&F Acquisition, Inc., 7.75%, 11/15/14	500,000	532,500
Koppers, Inc., 9.88%, 10/15/13	715,000	766,838
Owens-Brockway Glass Container, 8.25%, 05/15/13	150,000	156,000
Sealy Mattress Co., 8.25%, 06/15/14	600,000	618,000

		3,118,338

Media (11.7%)
Affinity Group Holding PIK, 10.88%, 02/15/12	824,904	882,647
Affinity Group, Inc., 9.00%, 02/15/12	425,000	454,750
Cablevision Systems Corp. 7.88%, 12/15/07	375,000	378,281
8.13%, 07/15/09	250,000	255,625
CBD Media Finance, Inc., 8.63%, 06/01/11	125,000	126,875
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,222,000
CCH II LLC, 10.25%, 10/01/13	300,000	322,500
Charter Communications, 10.25%, 09/15/10	1,675,000	1,758,750
CSC Holdings, Inc., 7.25%, 07/15/08	325,000	328,250
Dex Media East LLC, 12.13%, 11/15/12	325,000	350,594
Dex Media West/ Finance Series B, 9.88%, 08/15/13	1,591,000	1,710,325
DIRECTV Holdings LLC 8.38%, 03/15/13	844,000	887,255
6.38%, 06/15/15	400,000	377,000
Echostar DBS Corp. 5.75%, 10/01/08	1,250,000	1,250,000
6.63%, 10/01/14	650,000	622,375
Idearc, Inc., 8.00%, 11/15/16	1,375,000	1,395,625
Intelsat Bermuda Ltd. 8.87%, 01/15/15 (e) (c) (d)	300,000	307,875
11.25%, 06/15/16	2,125,000	2,390,625
Intelsat Intermediate 0.00%, 02/01/15 (f)	1,925,000	1,592,937
Intelsat Sub Holdings Co. Ltd., 8.63%, 01/15/15	725,000	746,750
Kabel Deutschland GMBH, 10.63%, 07/01/14	1,250,000	1,375,000
Lamar Media Corp. 7.25%, 01/01/13	550,000	551,375
6.63%, 08/15/15	125,000	119,063
6.63%, 08/15/15	750,000	714,375
Local TV Finance LLC, 9.25%, 06/15/15 (c) (d)	600,000	597,000
Medimedia Usa, Inc., 11.38%, 11/15/14 (c) (d)	600,000	646,500
PanAmSat Corp., 9.00%, 08/15/14	453,000	474,518

2007 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Media (continued)
Quebecor Media, 7.75%, 03/15/16	$525,000	$535,500
R.H. Donnelley Corp., 10.88%, 12/15/12	575,000	614,531
Rainbow National Services LLC, 10.38%, 09/01/14 (c) (d)	625,000	689,063
Reader’s Digest Assoc., 9.00%, 02/15/17 (c) (d)	700,000	658,000
RH Donnelley 6.88%, 01/15/13	400,000	381,000
6.88%, 01/15/13	750,000	714,375
8.88%, 01/15/16	775,000	809,875
SGS International, Inc., 12.00%, 12/15/13	1,150,000	1,259,250
Umbrella Acquisition, 9.75%, 03/15/15 (c) (d)	250,000	248,125
Videotron Ltee, 6.38%, 12/15/15	325,000	310,375
WDAC Subsidiary Corp., 8.38%, 12/01/14 (c) (d)	1,250,000	1,318,750
XM Satellite, 9.75%, 05/01/14	400,000	394,000

		29,771,714

Metals & Mining (1.0%)
Aleris International, Inc. (c) (d) 9.00%, 12/15/14	600,000	608,250
10.00%, 12/15/16	475,000	473,813
Freeport-Mcmoran Copper, 8.38%, 04/01/17	725,000	775,750
Novelis, Inc., 7.25%, 02/15/15	712,000	734,250

		2,592,063

Other Financial (0.3%)
American Real Estate Partners LP, 7.13%, 02/15/13	675,000	654,750

Paper & Forest Products (0.7%)
Jefferson Smurfit Corp., 8.25%, 10/01/12	490,000	488,775
MDP Acquisitions PLC, 9.63%, 10/01/12	65,000	68,413
NewPage Corp., 12.00%, 05/01/13	1,125,000	1,234,687

		1,791,875

Semiconductors & Semiconductor Equipment (0.2%) (d)
Freescale Semiconductor, 8.88%, 12/15/14	625,000	600,000

Service Companies (0.8%)
West Corp, 9.50%, 10/15/14	575,000	592,250
West Corp., 11.00%, 10/15/16	1,275,000	1,338,750

		1,931,000

Specialty Retail (3.7%)
Autonation, Inc. 7.36%, 04/15/13 (e)	675,000	676,688
7.00%, 04/15/14	250,000	248,125
Claire’s Stores, Inc., 10.50%, 06/01/17 (c) (d)	1,025,000	940,438
Couche-Tard Financing Co., 7.50%, 12/15/13	1,325,000	1,341,562
FTD, Inc., 7.75%, 02/15/14	690,000	686,550
General Cable Corp. (c) (d) 7.73%, 04/01/15 (e)	650,000	653,250
7.13%, 04/01/17	325,000	323,375
General Nutrition Center, 9.80%, 03/15/14 (e)	750,000	727,500
NBC Acquisition Corp. 0.00%, 03/15/13 (f)	1,000,000	920,000
Nebraska Book Co., 8.63%, 03/15/12	1,125,000	1,122,187
U.S. Office Products Co. 0.00%, 06/15/08 (b) (g) (h)	455,359	0
United Auto Group, Inc., 7.75%, 12/15/16	650,000	650,000
Yankee Acquisition Corp 8.50%, 02/15/15	250,000	243,750
9.75%, 02/15/17	950,000	923,875

		9,457,300

Technology (4.6%)
Activant Solutions, 9.50%, 05/01/16	1,100,000	1,086,250
CHR Intermediate Holding Corp., 12.61%, 06/01/13 (e) (c) (d)	425,000	423,406
Compucom Systems, Inc., 12.00%, 11/01/14 (c) (d)	650,000	702,000
Deluxe Corp. 5.13%, 10/01/14	525,000	448,875
7.38%, 06/01/15 (c) (d)	125,000	125,000

12 Semiannual Report 2007

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Technology (continued)
Ipayment, Inc., 9.75%, 05/15/14	$750,000	$753,750
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	257,250
Open Solutions, Inc., 9.75%, 02/01/15 (c) (d)	1,025,000	1,040,375
Seagate Technology, 6.80%, 10/01/16	675,000	651,375
Serena Software, Inc., 10.38%, 03/15/16	875,000	947,188
Smart Modular Technologies, Inc., 10.85%, 04/01/12 (e)	405,000	427,275
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	1,012,500
SunGard Data Systems, Inc. 9.13%, 08/15/13	1,070,000	1,100,762
10.25%, 08/15/15	1,150,000	1,221,875
Xerox Corp. 9.75%, 01/15/09	650,000	687,832
7.63%, 06/15/13	475,000	497,783
6.40%, 03/15/16	300,000	302,349

		11,685,845

Telephones (1.4%)
Qwest Corp., 8.88%, 03/15/12	3,300,000	3,572,250

Textiles, Apparel & Luxury Goods (0.2%)
Glenoit Corp. 0.00%, 12/31/49 (b) (g) (h)	125,000	0
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	609,500

		609,500

Tobacco (0.5%)
Reynolds American, Inc., 7.75%, 06/01/18	1,225,000	1,313,283

Transportation (1.1%)
Hertz Corp. 8.88%, 01/01/14	700,000	733,250
10.50%, 01/01/16	1,075,000	1,193,250
Holt Group, Inc. (The) 0.00%, 01/15/06 (b) (g) (h)	50,000	0
Stena AB 7.50%, 11/01/13	575,000	583,625
7.00%, 12/01/16	250,000	251,250

		2,761,375

Wireless Telecommunication Services (3.9%)
Centennial Cellular Corp., 11.10%, 01/01/13 (e)	575,000	603,750
Centennial Communication, 10.00%, 01/01/13	750,000	808,125
Citizens Communications 6.25%, 01/15/13	250,000	240,938
9.00%, 08/15/31	550,000	569,250
Digicel Group Ltd. (c) (d) 9.25%, 09/01/12	475,000	502,906
8.88%, 01/15/15	275,000	270,188
9.13%, 01/15/15	575,000	568,531
MetroPCS Wireless, Inc. (c) (d) 9.25%, 11/01/14	425,000	440,938
9.25%, 11/01/14	675,000	700,313
Nextel Communications, 7.38%, 08/01/15	875,000	875,382
Rogers Wireless, Inc. 7.25%, 12/15/12	200,000	211,409
8.00%, 12/15/12	800,000	852,173
6.38%, 03/01/14	1,125,000	1,138,539
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	704,016
Valor Telecommunications, 7.75%, 02/15/15	650,000	684,215
Windstream Corp., 8.63%, 08/01/16	600,000	637,500

		9,808,173
Total Corporate Bonds (Cost $242,119,560)		245,570,366

Preferred Stock (0.0%)
Media (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	240

Repurchase Agreements (1.5%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $3,882,640, collateralized by U.S. Government Agency Mortgages with a market value of $3,958,577	$3,880,958	3,880,958

2007 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Warrants (0.1%)*

	Shares or
	Principal Amount	Value

Chemicals (0.0%) (a) (b)
General Chemical Industrial Products Series A, expiring 06/01/10 (h)	$83	$103,371
General Chemical Industrial Products Series B, expiring 06/01/10 (h)	61	64,955

		168,326

Entertainment (0.0%) (b) (c)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09	811	0

Industrial Conglomerate (0.1%) (c) (d)
ACP Holding Co., expiring 09/13/13	96,400	168,700

Media (0.0%)
XM Satellite Radio Warrants	300	315
Ziff Davis Media, Inc., expiring 08/12/12 * (b)	2,200	0

		315

Total Warrants (Cost $169,493)		337,341

Total Investments (Cost $246,960,682) (i) — 98.5%		250,171,852
Other assets in excess of liabilities — 1.5%		3,716,606

NET ASSETS — 100.0%		$253,888,458

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to tak advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales

(d)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2007.

(g)	Issuer has filed for bankruptcy protection.

(h)	Security in default.

(i)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

PIK	Paid-In-Kind

14 Semiannual Report 2007

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Federated
	NVIT High
	Income Bond Fund

Assets:
Investments, at value (cost $243,079,724)	$246,290,894
Repurchase agreements, at cost and value	3,880,958

Total Investments	250,171,852

Interest and dividends receivable	4,661,509
Receivable for capital shares issued	38,853
Receivable for investments sold	449,140
Prepaid expenses	3,108

Total Assets	255,324,462

Liabilities:
Payable to custodian	578,722
Payable for investments purchased	431,500
Payable for capital shares redeemed	159,353
Accrued expenses and other payables:
Investment advisory fees	151,241
Fund administration and transfer agent fees	21,265
Administrative servicing fees	61,810
Compliance program costs	3,338
Other	28,775

Total Liabilities	1,436,004

Net Assets	$253,888,458

Represented by:
Capital	$262,731,960
Accumulated net investment income	616,946
Accumulated net realized losses from investment transactions	(12,671,618)
Net unrealized appreciation on investments	3,211,170

Net Assets	$253,888,458

Net Assets:
Class I Shares	$147,187,870
Class III Shares	106,700,588

Total	$253,888,458

Shares outstanding (unlimited number of shares authorized):
Class I Shares	18,553,095
Class III Shares	13,462,285

Total	32,015,380

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$7.93
Class III Shares	$7.92	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

2007 Semiannual Report 15

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Federated NVIT
High Income
Bond Fund

INVESTMENT INCOME:
Interest income	$10,727,667
Dividend income	283

Total Income	10,727,950

Expenses:
Investment advisory fees	899,889
Fund administration and transfer agent fees	104,396
Administrative servicing fees Class I Shares	145,202
Administrative servicing fees Class III Shares	87,483
Custodian fees	1,876
Trustee fees	6,100
Compliance program costs (Note 3)	1,786
Other	35,820

Total expenses before earnings credit	1,282,552
Earnings credit (Note 6)	(938)

Net Expenses	1,281,614

Net Investment Income	9,446,336

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	1,705,232
Net change in unrealized depreciation on investments	(3,592,158)

Net realized/unrealized gains (losses) on investments	(1,886,926)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,559,410

See accompanying notes to financial statements.

16 Semiannual Report 2007

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended	Year Ended
	June 30,2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$9,446,336	$18,026,824
Net realized gains on investment transactions	1,705,232	282,045
Net change in unrealized appreciation/depreciation on investments	(3,592,158)	6,604,282

Change in net assets resulting from operations	7,559,410	24,913,151

Distributions to Shareholders from:
Net investment income:
Class I	(5,120,810)	(11,799,884)
Class III	(3,854,868)	(6,080,652)

Change in net assets from shareholder distributions	(8,975,678)	(17,880,536)

Change in net assets from capital transactions	(3,576,864)	6,679,483

Change in net assets	(4,993,132)	13,712,098
Net Assets:
Beginning of period	258,881,590	245,169,492

End of period	$253,888,458	$258,881,590

Accumulated net investment income at end of period	$616,946	$146,288

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,857,133	$9,847,813
Dividends reinvested	5,120,810	11,799,884
Cost of shares redeemed (a)	(20,157,730)	(53,118,692)

	(7,179,787)	(31,470,995)

Class III Shares
Proceeds from shares issued	30,468,457	59,463,380
Dividends reinvested	3,854,867	6,080,652
Cost of shares redeemed (a)	(30,720,401)	(27,393,554)

	3,602,923	38,150,478

Change in net assets from capital transactions	$(3,576,864)	$6,679,483

SHARE TRANSACTIONS:
Class I Shares
Issued	965,929	1,244,893
Reinvested	639,532	1,510,198
Redeemed	(2,482,538)	(6,747,865)

	(877,077)	(3,992,774)

Class III Shares
Issued	3,749,692	7,583,360
Reinvested	481,685	776,959
Redeemed	(3,798,188)	(3,483,429)

	433,189	4,876,890

Total change in shares	(443,888)	884,116

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

2007 Semiannual Report 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Federated NVIT High Income Bond Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net		Net Asset
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)

Class I Shares
For the year ended December 31, 2002	$7.44	$0.61	$(0.38)	$0.23	$(0.61)	$(0.61)	$7.06	3.23%
For the year ended December 31, 2003	$7.06	$0.57	$0.96	$1.53	$(0.57)	$(0.57)	$8.02	22.27%
For the year ended December 31, 2004	$8.02	$0.60	$0.18	$0.78	$(0.60)	$(0.60)	$8.20	10.10%
For the year ended December 31, 2005	$8.20	$0.64	$(0.46)	$0.18	$(0.61)	$(0.61)	$7.77	2.38%
For the year ended December 31, 2006	$7.77	$0.60	$0.19	$0.79	$(0.58)	$(0.58)	$7.98	10.60%
For the six months ended June 30, 2007 (Unaudited)	$7.98	$0.30	$(0.07)	$0.23	$(0.28)	$(0.28)	$7.93	2.84%
Class III Shares
For the year ended December 31, 2005 (f)	$7.83	$0.39	$0.01	$0.40	$(0.47)	$(0.47)	$7.76	5.14%
For the year ended December 31, 2006	$7.76	$0.57	$0.22	$0.79	$(0.58)	$(0.58)	$7.97	10.60%
For the six months ended June 30, 2007 (Unaudited)	$7.97	$0.30	$(0.07)	$0.23	$(0.28)	$(0.28)	$7.92	2.86%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
	Net Assets	Ratio of	Investment	(Prior to	(Prior to
	at End of	Expenses to	Income to	Reimbursements)	Reimbursements)
	Period	Average Net	Average Net	to Average	to Average	Portfolio
	(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	$162,733	0.97%	8.82%	0.97%	8.82%	30.59%
For the year ended December 31, 2003	$268,336	0.95%	7.74%	(e)	(e)	41.30%
For the year ended December 31, 2004	$302,285	0.94%	7.46%	(e)	(e)	61.24%
For the year ended December 31, 2005	$181,905	0.96%	7.35%	(e)	(e)	37.06%
For the year ended December 31, 2006	$155,024	0.94%	7.38%	(e)	(e)	42.91%
For the six months ended June 30, 2007 (Unaudited)	$147,188	0.98%	7.07%	0.98%	7.07%	22.89%
Class III Shares
For the year ended December 31, 2005 (f)	$63,264	0.95%	7.23%	(e)	(e)	37.06%
For the year ended December 31, 2006	$103,857	0.96%	7.37%	(e)	(e)	42.91%
For the six months ended June 30, 2007 (Unaudited)	$106,701	0.94%	7.09%	0.94%	7.09%	22.89%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	There were no fee reductions during the period.

(f)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes to financial statements.

[Additional columns below]

[Continued from above table, first column(s) repeated]

18 Semiannual Report 2007

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Federated NVIT High Income Bond Fund (the “Fund”), (formerly, “Federated GVIT High Income Bond Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which, approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

2007 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

20 Semiannual Report 2007

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily

2007 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost			Net Unrealized
of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$246,960,682	$7,351,355	$(4,140,185)	$3,211,170

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily

22 Semiannual Report 2007

business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment Management Company (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Fee Schedule	Total Fees

Up to $50 million	0.80%

Next $200 million	0.65%

Next $250 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $366,082 for the six months ended June 30, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

2007 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, NFS received $200,056 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $1,786.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $14,376.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $63,285,252 and sales of $58,019,112.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived

24 Semiannual Report 2007

credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

2007 Semiannual Report 25

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

26 Semiannual Report 2007

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

2007 Semiannual Report 27

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

28 Semiannual Report 2007

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2007 Semiannual Report 29

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

30 Semiannual Report 2007

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its benchmark, the Lehman High Yield 2% Cap Index, for the one-year period and noted that the Fund had changed its benchmark during the fourth quarter 2005. The Board also considered that the performance of the Fund’s Class I shares had ranked in the first quintile of its Lipper-constructed Performance Group over the one- and five-year periods, and the third quintile over the two-, three-, and four-year periods. The Board found that recent and longer-term performance had been very good. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to maintain recent relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board found that the Fund’s contractual advisory fee compared with its peer group was slightly higher than the median of the peer group. Based on its review, the Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on

2007 Semiannual Report 31

Supplemental Information (Unaudited) (Continued)

December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT	AGAINST	618,245.021 shares	1.903%
High Income Bond Fund)	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index Fund	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT International	AGAINST	2,758.318 shares	0.062%
Index Fund)	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT International	AGAINST	333,588.902 shares	1.554%
Value Fund)	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

32 Semiannual Report 2007

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT	FOR	7,632,918.513 shares	92.700%
Small Cap Growth Fund	AGAINST	149,458.111 shares	1.816%
(Formerly GVIT Small Cap	ABSTAIN	451,583.036 shares	5.484%
Growth Fund)	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager NVIT	FOR	48,649,396.525 shares	92.816%
Small Cap Value Fund	AGAINST	979,183.753 shares	1.868%
(Formerly GVIT Small Cap	ABSTAIN	2,786,133.102 shares	5.316%
Value Fund)	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager NVIT	FOR	29,903,181.700 shares	91.311%
Small Company Fund	AGAINST	838,774.923 shares	2.561%
(Formerly GVIT Small Company Fund)	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing	FOR	21,0177,889.443 shares	91.460%
Markets Fund	AGAINST	424,272.958 shares	1.841%
(Formerly Gartmore GVIT	ABSTAIN	1,543,850.729 shares	6.699%
Developing Markets Fund)	TOTAL	23,046,013.130 shares

Gartmore NVIT Emerging	FOR	17,050,534.593 shares	92.371%
Markets Fund	AGAINST	526,574.722 shares	2.853%
(Formerly Gartmore GVIT	ABSTAIN	881,608.905 shares	4.776%
Emerging Markets Fund)	TOTAL	18,458,718.220 shares

Nationwide NVIT Global	FOR	1,554,847.333 shares	95.589%
Financial Services Fund	AGAINST	19,539.033 shares	1.201%
(Formerly Gartmore GVIT	ABSTAIN	52,206.494 shares	3.210%
Global Financial Services Fund)	TOTAL	1,626,592.860 shares

Nationwide NVIT Global Health	FOR	4,722,963.678 shares	92.815%
Sciences Fund	AGAINST	157,979.030 shares	3.104%
(Formerly Gartmore GVIT	ABSTAIN	207,642.222 shares	4.081%
Global Health Sciences Fund)	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology	FOR	8,585,472.039 shares	93.551%
and Communications Fund	AGAINST	102,267.977 shares	1.114%
(Formerly Gartmore GVIT	ABSTAIN	489,577.634 shares	5.335%
Global Technology and Communications Fund)	TOTAL	9,177,317.650 shares

Gartmore NVIT Global	FOR	4,123,270.549 shares	91.923%
Utilities Fund	AGAINST	122,001.533 shares	2.720%
(Formerly Gartmore GVIT	ABSTAIN	240,276.088 shares	5.357%
Global Utilities Fund)	TOTAL	4,485,548.170 shares

Nationwide NVIT Government	FOR	88,471,567.462 shares	92.024%
Bond Fund	AGAINST	1,825,645.181 shares	1.899%
(Formerly Gartmore GVIT	ABSTAIN	5,841,990.727 shares	6.077%
Government Bond Fund)	TOTAL	96,139,203.370 shares

Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT	AGAINST	409,826.402 shares	2.469%
Growth Fund)	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

2007 Semiannual Report 33

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT International	FOR	6,251,419.070 shares	93.569%
Growth Fund	AGAINST	139,618.548 shares	2.090%
(Formerly Gartmore GVIT	ABSTAIN	290,025.592 shares	4.341%
International Growth Fund)	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor	FOR	49,489,224.549 shares	90.688%
Destinations Aggressive Fund	AGAINST	1,385,396.474 shares	2.539%
(Formerly Gartmore GVIT	ABSTAIN	3,696,272.337 shares	6.773%
Investor Destinations Aggressive Fund)	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor	FOR	23,091,965.887 shares	89.855%
Destinations Conservative Fund	AGAINST	314,935,884 shares	1.225%
(Formerly Gartmore GVIT	ABSTAIN	2,292,355.179 shares	8.920%
Investor Destinations Conservative Fund)	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor	FOR	188,902,093.059 shares	90.696%
Destinations Moderate Fund	AGAINST	3,018,924.590 shares	1.449%
(Formerly Gartmore GVIT	ABSTAIN	16,359,690.401 shares	7.855%
Investor Destinations Moderate Fund)	TOTAL	208,280,708.050 shares

Nationwide NVIT Investor	FOR	134,792,622.920 shares	91.332%
Destinations Moderately Aggressive Fund	AGAINST	3,489,207.264 shares	2.364%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	9,304,197.656 shares	6.304%
Moderately Aggressive Fund)	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor	FOR	49,627,123.216 shares	91.918%
Destinations Moderately Conservative Fund	AGAINST	856,088.634 shares	1.586%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	3,507,215.650 shares	6.496%
Moderately Conservative Fund)	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap	FOR	10,879,584.971 shares	91.043%
Growth Fund	AGAINST	352,594.958 shares	2.950%
(Formerly Gartmore GVIT Mid	ABSTAIN	717,792.971 shares	6.007%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market	FOR	221,774,863.241 shares	88.508%
Fund II	AGAINST	12,322,482.494 shares	4.918%
(Formerly Gartmore GVIT Money	ABSTAIN	16,471,740.875 shares	6.574%
Market Fund II)	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market	FOR	1,578,331,008.328 shares	91.585%
Fund	AGAINST	32,372,133.671 shares	1.878%
(Formerly Gartmore GVIT Money	ABSTAIN	112,652,123.301 shares	6.537%
Market Fund)	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT	AGAINST	2,767,979.467 shares	2.021%
Nationwide Fund)	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT	AGAINST	29,630.469 shares	1.235%
Nationwide Leaders Fund)	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

34 Semiannual Report 2007

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT U.S. Growth	FOR	4,972,094.773 shares	94.359%
Leaders Fund	AGAINST	122,623.161 shares	2.327%
(Formerly Gartmore GVIT U.S.	ABSTAIN	174,625.606 shares	3.314%
Growth Leaders Fund)	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide	FOR	2,666,862.487 shares	94.126%
Leaders Fund	AGAINST	47,702.491 shares	1.684%
(Formerly Gartmore GVIT	ABSTAIN	118,719.882 shares	4.190%
Worldwide Leaders Fund)	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT	AGAINST	259,004.324 shares	1.475%
Balanced Fund)	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock	FOR	27,737,008.009 shares	92.259%
Value Fund	AGAINST	502,564.164 shares	1.672%
(Formerly Van Kampen GVIT	ABSTAIN	1,824,670.107 shares	6.069%
Comstock Value Fund)	TOTAL	30,064,242.280 shares

Van Kampen NVIT Multi Sector	FOR	21,253,297.665 shares	90.281%
Bond Fund	AGAINST	484,100.920 shares	2.056%
(Formerly Van Kampen GVIT	ABSTAIN	1,803,963.645 shares	7.663%
Multi Sector Bond Fund)	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth	FOR	10,862,827.499 shares	90.903%
Fund	AGAINST	414,574.660 shares	3.469%
(Formerly Gartmore GVIT Mid	ABSTAIN	672,570.741 shares	5.628%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

2007 Semiannual Report 35

Nationwide NVIT Mid Cap Growth Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCG (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending	Expenses Paid	Annualized
Nationwide NVIT Mid Cap Growth Fund			Account Value	Account Value	During	Expense Ratio*

1/1/07 06/30/07 Period*
Class I	Actual		$1,000.00	$1,093.20	$4.98	0.96%
	Hypothetical	[1]	$1,000.00	$1,020.04	$4.82	0.96%

Class II	Actual		$1,000.00	$1,091.70	$6.38	1.23%
	Hypothetical	[1]	$1,000.00	$1,018.70	$6.18	1.23%

Class III	Actual		$1,000.00	$1,093.00	$5.03	0.97%
	Hypothetical	[1]	$1,000.00	$1,019.99	$4.87	0.97%

Class IV	Actual		$1,000.00	$1,093.40	$4.98	0.96%
	Hypothetical	[1]	$1,000.00	$1,020.04	$4.82	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.
1   Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Mid Cap Growth Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	94.3%
Repurchase Agreements	5.0%
Other Investments*	26.9%
Liabilities in excess of other assets**	-26.2%

100.0%

Top Holdings***

Express Scripts, Inc.	3.0%
XTO Energy, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.1%
Ball Corp.	2.0%
NII Holdings, Inc.	2.0%
St. Jude Medical, Inc.	2.0%
Patterson Cos., Inc.	1.7%
Crocs, Inc.	1.6%
Ventana Medical Systems, Inc.	1.5%
Ecolab, Inc.	1.5%
Other	80.3%

100.0%

Top Industries

Health Care Equipment & Supplies	7.1%
Oil, Gas & Consumable Fuels	6.4%
Specialty Retail	6.2%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Providers & Services	5.7%
Diversified Financial Services	5.4%
IT Services	4.2%
Communications Equipment	4.1%
Machinery	4.1%
Textiles, Apparel & Luxury Goods	3.8%
Other	47.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Mid Cap Growth Fund

Common Stock (94.3%)

	Shares or
	Principal Amount	Value

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	41,300	$1,705,690

Auto Components (1.1%) (a)
Gentex Corp.	240,400	4,733,476

Capital Markets (2.1%)
Affiliated Managers Group, Inc.* (a)	36,900	4,751,244
TD Ameritrade Holding Corp.*	218,300	4,366,000

		9,117,244

Chemicals (1.5%)
Ecolab, Inc.	154,500	6,597,150

Commercial Services & Supplies (3.3%)
American Reprographics Co.* (a)	158,300	4,874,057
Dun & Bradstreet Corp.	43,700	4,500,226
Stericycle, Inc.*	116,400	5,175,144

		14,549,427

Communications Equipment (4.1%)
Comverse Technology, Inc.*	216,400	4,511,940
F5 Networks, Inc.*	53,500	4,312,100
Foundry Networks, Inc.*	271,200	4,518,192
NeuStar, Inc.* (a)	166,000	4,809,020

		18,151,252

Computers & Peripherals (2.4%)
Logitech International S.A. ADR - CH* (a)	159,300	4,203,927
Network Appliance, Inc.*	212,500	6,205,000

		10,408,927

Construction & Engineering (1.2%)
Aecom Technology Corp.*	219,910	5,455,967

Consumer Goods (1.3%) (a)
Jarden Corp.*	130,150	5,597,752

Containers & Packaging (2.0%)
Ball Corp.	165,800	8,815,586

Diversified Financial Services (5.4%)
Chicago Mercantile Exchange Holdings, Inc.	9,900	5,290,164
GFI Group, Inc.* (a)	86,000	6,233,280
Interactive Brokers Group, Inc., Class A*	213,770	5,799,580
IntercontinentalExchange, Inc.*	44,060	6,514,271

		23,837,295

Electronic Equipment & Instruments (1.3%)
CDW Corp.*	67,000	5,692,990

Energy Equipment & Services (1.3%) (a)
TETRA Technologies, Inc.*	205,900	5,806,380

Health Care Equipment & Supplies (7.1%)
Immucor, Inc.* (a)	161,100	4,505,967
Intuitive Surgical, Inc.* (a)	41,900	5,814,463
ResMed, Inc.* (a)	132,600	5,471,076
St. Jude Medical, Inc.*	205,200	8,513,748
Ventana Medical Systems, Inc.* (a)	86,800	6,707,036

		31,012,290

Health Care Providers & Services (5.7%)
Express Scripts, Inc., Class A*	262,100	13,107,621
Patterson Cos., Inc.*	195,500	7,286,285
VCA Antech, Inc.*	122,000	4,598,180

		24,992,086

Hotels, Restaurants & Leisure (1.1%) (a)
Penn National Casinos & Gambling, Inc.*	77,100	4,632,939

Household Durables (0.7%)
Harman International Industries, Inc.	25,600	2,990,080

Insurance (2.1%)
Brown & Brown, Inc.	201,400	5,063,196
W.R. Berkley Corp.	124,100	4,038,214

		9,101,410

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	107,900	5,248,256
Dealertrack Holdings, Inc.* (a)	174,000	6,410,160

		11,658,416

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

IT Services (4.2%)
Alliance Data Systems Corp.*	52,100	$4,026,288
Cognizant Technology Solutions Corp.*	45,800	3,439,122
Fiserv, Inc.*	100,300	5,697,040
VeriFone Holdings, Inc.*	154,300	5,439,075

		18,601,525

Leisure Equipment & Products (0.5%) (a)
Pool Corp.	55,200	2,154,456

Life Sciences Tools & Services (3.5%)
Thermo Fisher Scientific, Inc.*	178,200	9,216,504
Waters Corp.*	104,500	6,203,120

		15,419,624

Machinery (4.1%)
Actuant Corp. (a)	99,000	6,242,940
Graco, Inc.	42,200	1,699,816
Harsco Corp.	94,300	4,903,600
Oshkosh Truck Corp.	81,600	5,134,272

		17,980,628

Oil, Gas & Consumable Fuels (6.4%)
EOG Resources, Inc.	76,900	5,618,314
Patterson-UTI Energy, Inc.	243,900	6,392,619
World Fuel Services Corp. (a)	141,000	5,930,460
XTO Energy, Inc.	168,730	10,140,673

		28,082,066

Personal Products (1.1%)
Bare Escentuals, Inc.*	146,400	4,999,560

Pharmaceuticals (1.4%)
Barr Pharmaceuticals, Inc.*	122,800	6,168,244

Real Estate Management & Development (1.0%)
CB Richard Ellis Group, Inc., Class A*	115,100	4,201,150

Road & Rail (1.1%) (a)
J.B. Hunt Transport Services, Inc.	169,300	4,963,876

Semiconductors & Semiconductor Equipment (5.8%)
Altera Corp.	231,700	5,127,521
Diodes, Inc.* (a)	103,515	4,323,822
MEMC Electronic Materials, Inc.*	78,400	4,791,808
Microchip Technology, Inc.	171,800	6,363,472
Tessera Technologies, Inc.*	120,101	4,870,095

		25,476,718

Software (2.4%)
Intuit, Inc.*	182,600	5,492,608
MICROS Systems, Inc.* (a)	90,000	4,896,000

		10,388,608

Specialty Retail (6.2%)
Abercrombie & Fitch Co.	51,800	3,780,364
Coach, Inc.*	134,200	6,359,738
Gamestop Corp.*	126,900	4,961,790
J Crew Group, Inc.* (a)	79,990	4,326,659
Office Depot, Inc.*	203,100	6,153,930
Williams Sonoma, Inc.	48,300	1,525,314

		27,107,795

Textiles, Apparel & Luxury Goods (3.8%)
Crocs, Inc.*	166,400	7,160,192
Gildan Activewear, Inc. - CA* (a)	121,800	4,176,522
Iconix Brand Group, Inc.* (a)	250,000	5,555,000

		16,891,714

Trading Companies & Distributors (2.9%)
Beacon Roofing Supply, Inc.* (a)	198,500	3,372,515
Fastenal Co. (a)	116,200	4,864,132
MSC Industrial Direct Co., Class A	80,500	4,427,500

		12,664,147

Wireless Telecommunication Services (3.2%)
Millicom International Cellular S.A. - LU* (a)	58,200	5,333,448
NII Holdings, Inc.*	108,800	8,784,512

		14,117,960

Total Common Stocks (Cost $348,747,296)		414,074,428

Repurchase Agreements (5.0%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $22,207,226, collateralized by various U.S. Government Agency Mortgages with a market value of $22,641,559	$22,197,607	22,197,607

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide NVIT Mid Cap Growth Fund (Continued)

Securities Held as Collateral for Securities on Loan (26.9%)

	Shares or
	Principal Amount	Value

Securities Held as Collateral for Securities on Loan (26.9%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $118,000,855, collateralized by U.S. Government Agency Mortgages with a market value of $120,342,754	$117,983,092	$117,983,092

Total Investments (Cost $488,927,995) (b) — 126.2%		554,255,127
Liabilities in excess of other assets — (26.2)%		(115,123,251)

NET ASSETS — 100.0%		$439,131,876

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CA	Canada

CH	Switzerland

LU	Luxembourg

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide
NVIT Mid Cap
Growth Fund

Assets:
Investments, at value (cost $348,747,296)*	$414,074,428
Repurchase agreements, at cost and value	140,180,699

Total Investments	554,255,127

Interest and dividends receivable	162,296
Receivable for capital shares issued	655,870
Receivable for investments sold	10,999,880
Prepaid expenses	4,647

Total Assets	566,077,820

Liabilities:
Payable to custodian	1,766,255
Payable for investments purchased	6,609,011
Payable upon return of securities loaned	117,983,092
Payable for capital shares redeemed	168,968
Accrued expenses and other payables:
Investment advisory fees	287,718
Fund administration and transfer agent fees	25,716
Distribution fees	43,196
Administrative servicing fees	37,707
Compliance program costs	4,570
Other	19,711

Total Liabilities	126,945,944

Net Assets	$439,131,876

Represented by:
Capital	$451,776,762
Accumulated net investment loss	(971,700)
Accumulated net realized losses from investment transactions	(77,000,318)
Net unrealized appreciation on investments	65,327,132

Net Assets	$439,131,876

Net Assets:
Class I Shares	$124,650,570
Class II Shares	216,669,466
Class III Shares	1,416,812
Class IV Shares	96,395,028

Total	$439,131,876

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,820,919
Class II Shares	6,689,629
Class III Shares	43,381
Class IV Shares	2,950,773

Total	13,504,702

See accompanying notes to financial statements.

 9

Statement of Assets and Liabilities (Continued)

Nationwide
NVIT Mid Cap
Growth Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$32.62
Class II Shares	$32.39
Class III Shares	$32.66
Class IV Shares	$32.67

*	Includes value of securities on loan of $115,825,975.

See accompanying notes to financial statements.

10

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide
NVIT Mid Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$366,906
Dividend income	584,390
Income from securities lending	201,068

Total Income	1,152,364

Expenses:
Investment advisory fees	1,448,287
Fund administration and transfer agent fees	120,128
Distribution fees Class II Shares	216,920
Administrative servicing fees Class I Shares	83,841
Administrative servicing fees Class II Shares	135,952
Administrative servicing fees Class III Shares	996
Administrative servicing fees Class IV Shares	62,287
Custodian fees	4,591
Trustee fees	8,331
Compliance program costs (Note 3)	2,671
Other	41,658

Total expenses before earnings credit	2,125,662
Earnings credit (Note 6)	(1,598)

Net Expenses	2,124,064

Net Investment Loss	(971,700)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	20,002,224
Net change in unrealized appreciation on investments	15,472,939

Net realized/unrealized gains (losses) on investments	35,475,163

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,503,463

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets

	Nationwide NVIT Mid Cap Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(971,700)	$(203,311)
Net realized gains on investment transactions	20,002,224	32,776,759
Net change in unrealized appreciation/depreciation on investments	15,472,939	(5,885,274)

Change in net assets resulting from operations	34,503,463	26,688,174

Change in net assets from capital transactions	60,858,385	59,514,054

Change in net assets	95,361,848	86,202,228

Net Assets:
Beginning of period	343,770,028	257,567,800

End of period	$439,131,876	$343,770,028

Accumulated net investment income (loss) at end of period	$(971,700)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,163,337	$21,477,197
Cost of shares redeemed (a)	(18,852,949)	(43,213,316)

	(10,689,612)	(21,736,119)

Class II Shares
Proceeds from shares issued	80,298,868	97,680,163
Cost of shares redeemed (a)	(3,928,322)	(4,721,957)

	76,370,546	92,958,206

Class III Shares
Proceeds from shares issued	58,558	222,722
Cost of shares redeemed (a)	(89,814)	(412,205)

	(31,256)	(189,483)

Class IV Shares
Proceeds from shares issued	1,805,801	3,926,625
Cost of shares redeemed (a)	(6,597,094)	(15,445,175)

	(4,791,293)	(11,518,550)

Change in net assets from capital transactions	$60,858,385	$59,514,054

See accompanying notes to financial statements.

12

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Mid Cap Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	260,306	743,788
Redeemed	(597,667)	(1,524,436)

	(337,361)	(780,648)

Class II Shares
Issued	2,584,294	3,410,340
Redeemed	(129,888)	(166,524)

	2,454,406	3,243,816

Class III Shares
Issued	1,873	7,716
Redeemed	(2,845)	(14,563)

	(972)	(6,847)

Class IV Shares
Issued	57,886	136,419
Redeemed	(209,390)	(538,803)

	(151,504)	(402,384)

Total change in shares	1,964,569	2,053,937

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Mid Cap Growth Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class I Shares
Period ended December 31, 2003 (e)	$16.53	$(0.07)	$4.99	$4.92
For the year ended December 31, 2004	$21.45	$(0.11)	$3.40	$3.29
For the year ended December 31, 2005	$24.74	$(0.13)	$2.54	$2.41
For the year ended December 31, 2006	$27.15	$– (h)	$2.69	$2.69
For the six months ended June 30, 2007 (Unaudited)	$29.84	$(0.06)	$2.84	$2.78
Class II Shares
Period ended December 31, 2003 (e)	$16.77	$(0.03)	$4.69	$4.66
For the year ended December 31, 2004	$21.43	$(0.09)	$3.35	$3.26
For the year ended December 31, 2005	$24.69	$(0.11)	$2.48	$2.37
For the year ended December 31, 2006	$27.06	$(0.06)	$2.67	$2.61
For the six months ended June 30, 2007 (Unaudited)	$29.67	$(0.08)	$2.80	$2.72
Class III Shares
Period ended December 31, 2003 (e)	$16.53	$(0.03)	$4.98	$4.95
For the year ended December 31, 2004	$21.48	$(0.10)	$3.39	$3.29
For the year ended December 31, 2005	$24.77	$(0.11)	$2.52	$2.41
For the year ended December 31, 2006	$27.18	$– (h)	$2.70	$2.70
For the six months ended June 30, 2007 (Unaudited)	$29.88	$(0.06)	$2.84	$2.78
Class IV Shares
For the year ended December 31, 2002	$20.01	$(0.11)	$(4.35)	$(4.46)
For the year ended December 31, 2003 (f)	$15.46	$(0.10)	$6.10	$6.00
For the year ended December 31, 2004	$21.46	$(0.11)	$3.40	$3.29
For the year ended December 31, 2005	$24.75	$(0.11)	$2.54	$2.43
For the year ended December 31, 2006	$27.18	$0.01	$2.69	$2.70
For the six months ended June 30, 2007 (Unaudited)	$29.88	$(0.06)	$2.85	$2.79

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net		Net Asset
	realized	Total	Value, End	Total
	gains	Distributions	of Period	Return (a)

Class I Shares
Period ended December 31, 2003 (e)	$–	$–	$21.45	29.76%
For the year ended December 31, 2004	$–	$–	$24.74	15.34%
For the year ended December 31, 2005	$–	$–	$27.15	9.74%
For the year ended December 31, 2006	$–	$–	$29.84	9.91%
For the six months ended June 30, 2007 (Unaudited)	$–	$–	$32.62	9.32%
Class II Shares
Period ended December 31, 2003 (e)	$–	$–	$21.43	27.79%
For the year ended December 31, 2004	$–	$–	$24.69	15.21%
For the year ended December 31, 2005	$–	$–	$27.06	9.60%
For the year ended December 31, 2006	$–	$–	$29.67	9.65%
For the six months ended June 30, 2007 (Unaudited)	$–	$–	$32.39	9.17%
Class III Shares
Period ended December 31, 2003 (e)	$–	$–	$21.48	29.95%
For the year ended December 31, 2004	$–	$–	$24.77	15.32%
For the year ended December 31, 2005	$–	$–	$27.18	9.73%
For the year ended December 31, 2006	$–	$–	$29.88	9.93%
For the six months ended June 30, 2007 (Unaudited)	$–	$–	$32.66	9.30%
Class IV Shares
For the year ended December 31, 2002	$(0.09)	$(0.09)	$15.46	(22.38%	)
For the year ended December 31, 2003 (f)	$–	$–	$21.46	38.81%
For the year ended December 31, 2004	$–	$–	$24.75	15.33%
For the year ended December 31, 2005	$–	$–	$27.18	9.82%
For the year ended December 31, 2006	$–	$–	$29.88	9.93%
For the six months ended June 30, 2007 (Unaudited)	$–	$–	$32.67	9.34%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
						Ratio of
					Ratio of	Investment
			Ratio of Net		Expenses	Income (Loss)
	Net Assets	Ratio of	Investment		(Prior to	(Prior to
	at End of	Expenses to	Income (Loss)		Reimbursements)	Reimbursements)
	Period	Average Net	to Average		to Average	to Average		Portfolio
	(000s)	Assets (b)	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)		Turnover (d)

Class I Shares
Period ended December 31, 2003 (e)	$137,837	0.98%	(0.49%	)	(g)	(g)		109.73%
For the year ended December 31, 2004	$149,324	0.98%	(0.51%	)	(g)	(g)		90.14%
For the year ended December 31, 2005	$134,094	1.01%	(0.48%	)	(g)	(g)		56.01%
For the year ended December 31, 2006	$124,091	0.98%	0.00%		(g)	(g)		65.88%
For the six months ended June 30, 2007 (Unaudited)	$124,651	0.96%	(0.37%	)	0.96%	(0.37%	)	44.21%
Class II Shares
Period ended December 31, 2003 (e)	$2,388	1.17%	(0.64%	)	(g)	(g)		109.73%
For the year ended December 31, 2004	$14,256	1.08%	(0.61%	)	(g)	(g)		90.14%
For the year ended December 31, 2005	$26,825	1.16%	(0.63%	)	(g)	(g)		56.01%
For the year ended December 31, 2006	$125,647	1.23%	(0.37%	)	(g)	(g)		65.88%
For the six months ended June 30, 2007 (Unaudited)	$216,669	1.23%	(0.64%	)	1.23%	(0.64%	)	44.21%
Class III Shares
Period ended December 31, 2003 (e)	$628	0.98%	(0.48%	)	(g)	(g)		109.73%
For the year ended December 31, 2004	$1,190	0.98%	(0.50%	)	(g)	(g)		90.14%
For the year ended December 31, 2005	$1,392	1.01%	(0.48%	)	(g)	(g)		56.01%
For the year ended December 31, 2006	$1,325	0.99%	(0.01%	)	(g)	(g)		65.88%
For the six months ended June 30, 2007 (Unaudited)	$1,417	0.97%	(0.38%	)	0.97%	(0.38%	)	44.21%
Class IV Shares
For the year ended December 31, 2002	$70,669	0.95%	(0.61%	)	1.00%	(0.66%	)	64.00%
For the year ended December 31, 2003 (f)	$89,413	0.95%	(0.51%	)	1.02%	(0.58%	)	109.73%
For the year ended December 31, 2004	$95,854	0.95%	(0.48%	)	0.98%	(0.51%	)	90.14%
For the year ended December 31, 2005	$95,257	0.95%	(0.42%	)	1.01%	(0.48%	)	56.01%
For the year ended December 31, 2006	$92,707	0.95%	0.03%		0.98%	0.02%		65.88%
For the six months ended June 30, 2007 (Unaudited)	$96,395	0.95%	(0.38%	)	0.95%	(0.38%	)	44.21%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	The Nationwide Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.
(g)	There were no fee reductions during the period.
(h)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

14

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Mid Cap Growth Fund (the “Fund”), (formerly the “Gartmore GVIT Mid Cap Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

16

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$115,825,975	$117,983,092

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$488,958,776	$71,341,283	$(6,044,932)	$65,296,351

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Effective May 1, 2007, North Pointe Capital, LLC (“North Pointe”), an affiliate of NFA, for the Fund. North Pointe manages the Fund’s investments and has responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $316,912 for the period ended June 30, 2007.

Effective May 1, 2007, NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.95% for Class IV Shares until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2007, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA would be:

Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Fiscal Year 2006

$26,956	$54,418	$27,983

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi’), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III shares of shares of the Fund 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $296,403 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,671.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by

20

short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $207,624,366 and sales of $168,164,997.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition

 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

22

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 25

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 27

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the Russell Mid-Cap Growth Index, for the one - and three-year periods and outperformed its benchmark for the five-year period. The Board also considered that performance of the Fund’s Class IV shares ranked in the first quintile over the one-, four- and five-year periods and ranked in the third quintile over the two- and three-year periods compared to that of its Lipper-constructed Performance Group. The Board found that the Fund’s performance has been good for the one-year period and longer-term, and satisfactory for the two- and three-year periods considered. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Fund’s adviser to maintain relative performance, the Board concluded that the nature, extent and quality of services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints, and the Fund’s total expenses placed the Fund in the first quintile of its Lipper-constructed Expense Group. Based on its review, the Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services the Fund and its shareholders receive and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services for during the twelve month-periods ended September 30, 2006 and 2005. The Board also considered the costs of the services provided and the amounts of the profits realized by the adviser and determined the amount of profit is a fair entrepreneurial profit for management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over

28

time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Approval of New Sub-Advisory Agreement

Additionally, the Board also approved at its January 11, 2007 meeting, a subadvisory agreement between the Trust, on behalf of the Fund, NFA and NorthPointe Capital LLC (“NorthPointe”) to take effect upon the closing of the Transaction (“New SubAdvisory Agreement”). The Board considered that the Fund was not previously subject to any subadvisory agreement and that the New Subadvisory Agreement provides for a different management structure. The Board unanimously approved the new management structure and determined that it was in the Fund’s best interest. The Board also considered that it was anticipated that under the New Subadvisory Agreement, day-to-day management of the Fund’s investments would continue to be provided by the same portfolio managers who managed the Fund prior to NorthPointe’s service as the subadviser. Specifically, it was anticipated that the Fund’s portfolio managers would be employees of NorthPointe rather than NFA. The Board approved submission of the New SubAdvisory Agreement to shareholders of record of the Fund as of February 2, 2007. Shareholders of the Fund have approved the New Agreement and New SubAdvisory Agreement and these became effective on April 30, 2007.

The Board also noted Nationwide Mutual’s stated intention to seek unaffiliated potential buyers for NorthPointe, in particular Nationwide Mutual’s goal to seek a buyer that will continue to employ the portfolio managers who would manage the Fund upon shareholder approval and to recommend to the Board, that if acquired by an unaffiliated adviser, then-unaffiliated NorthPointe be retained as an unaffiliated subadviser so that the Fund may continue to be managed by the same portfolio managers who are proposed to manage the Fund, without disruption of service. No assurances were given, however, that the foregoing would materialize. The Board further considered that, under the Manager of Managers Exemptive Order, NFA, with the Board’s approval, is permitted to hire (and fire) unaffiliated subadvisers, such as which NorthPointe would become if it were sold to an unaffiliated party, without seeking shareholder approval. Nationwide Mutual and NFA discussed with the Board that if NorthPointe is sold (and therefore becomes unaffiliated with NFA) and the Board were to approve a change to NorthPointe’s service as a subadviser to the Fund, shareholders of the Fund will receive notification of this within 90 days from the date of effectiveness of the change.

 29

Supplemental Information (Unaudited) (Continued)

D. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT	AGAINST	618,245.021 shares	1.903%
High Income Bond Fund)	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index Fund	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT	AGAINST	2,758.318 shares	0.062%
International Index Fund)	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT	AGAINST	333,588.902 shares	1.554%
International Value Fund)	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

Nationwide Multi-Manager	FOR	7,632,918.513 shares	92.700%
NVIT Small Cap Growth Fund	AGAINST	149,458.111 shares	1.816%
(Formerly GVIT Small Cap Growth Fund)	ABSTAIN	451,583.036 shares	5.484%
	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager	FOR	48,649,396.525 shares	92.816%
NVIT Small Cap Value Fund	AGAINST	979,183.753 shares	1.868%
(Formerly GVIT Small Cap Value Fund)	ABSTAIN	2,786,133.102 shares	5.316%
	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager	FOR	29,903,181.700 shares	91.311%
NVIT Small Company Fund	AGAINST	838,774.923 shares	2.561%
(Formerly GVIT Small Company Fund)	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing Markets Fund	FOR	21,0177,889.443 shares	91.460%
(Formerly Gartmore GVIT	AGAINST	424,272.958 shares	1.841%
Developing Markets Fund)	ABSTAIN	1,543,850.729 shares	6.699%
	TOTAL	23,046,013.130 shares

30

		Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT Emerging Markets Fund	FOR	17,050,534.593 shares	92.371%
(Formerly Gartmore GVIT	AGAINST	526,574.722 shares	2.853%
Emerging Markets Fund)	ABSTAIN	881,608.905 shares	4.776%
	TOTAL	18,458,718.220 shares

Nationwide NVIT Global	FOR	1,554,847.333 shares	95.589%
Financial Services Fund	AGAINST	19,539.033 shares	1.201%
(Formerly Gartmore GVIT	ABSTAIN	52,206.494 shares	3.210%
Global Financial Services Fund)	TOTAL	1,626,592.860 shares

Nationwide NVIT Global	FOR	4,722,963.678 shares	92.815%
Health Sciences Fund	AGAINST	157,979.030 shares	3.104%
(Formerly Gartmore GVIT	ABSTAIN	207,642.222 shares	4.081%
Global Health Sciences Fund)	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology and	FOR	8,585,472.039 shares	93.551%
Communications Fund	AGAINST	102,267.977 shares	1.114%
(Formerly Gartmore GVIT	ABSTAIN	489,577.634 shares	5.335%
Global Technology and Communications Fund)	TOTAL	9,177,317.650 shares

Gartmore NVIT Global	FOR	4,123,270.549 shares	91.923%
Utilities Fund	AGAINST	122,001.533 shares	2.720%
(Formerly Gartmore GVIT	ABSTAIN	240,276.088 shares	5.357%
Global Utilities Fund)	TOTAL	4,485,548.170 shares

Nationwide NVIT Government	FOR	88,471,567.462 shares	92.024%
Bond Fund	AGAINST	1,825,645.181 shares	1.899%
(Formerly Gartmore GVIT Government	ABSTAIN	5,841,990.727 shares	6.077%
Bond Fund)	TOTAL	96,139,203.370 shares

Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT	AGAINST	409,826.402 shares	2.469%
Growth Fund)	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

Gartmore NVIT International	FOR	6,251,419.070 shares	93.569%
Growth Fund	AGAINST	139,618.548 shares	2.090%
(Formerly Gartmore GVIT	ABSTAIN	290,025.592 shares	4.341%
International Growth Fund)	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor	FOR	49,489,224.549 shares	90.688%
Destinations Aggressive Fund	AGAINST	1,385,396.474 shares	2.539%
(Formerly Gartmore GVIT Investor	ABSTAIN	3,696,272.337 shares	6.773%
Destinations Aggressive Fund)	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor	FOR	23,091,965.887 shares	89.855%
Destinations Conservative Fund	AGAINST	314,935,884 shares	1.225%
(Formerly Gartmore GVIT	ABSTAIN	2,292,355.179 shares	8.920%
Investor Destinations Conservative Fund)	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor	FOR	188,902,093.059 shares	90.696%
Destinations Moderate Fund	AGAINST	3,018,924.590 shares	1.449%
(Formerly Gartmore GVIT	ABSTAIN	16,359,690.401 shares	7.855%
Investor Destinations Moderate Fund)	TOTAL	208,280,708.050 shares

 31

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Investor	FOR	134,792,622.920 shares	91.332%
Destinations Moderately Aggressive Fund	AGAINST	3,489,207.264 shares	2.364%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	9,304,197.656 shares	6.304%
Moderately Aggressive Fund)	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor	FOR	49,627,123.216 shares	91.918%
Destinations Moderately Conservative Fund	AGAINST	856,088.634 shares	1.586%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	3,507,215.650 shares	6.496%
Moderately Conservative Fund)	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap Growth Fund	FOR	10,879,584.971 shares	91.043%
(Formerly Gartmore GVIT	AGAINST	352,594.958 shares	2.950%
Mid Cap Growth Fund)	ABSTAIN	717,792.971 shares	6.007%
	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market Fund II	FOR	221,774,863.241 shares	88.508%
(Formerly Gartmore GVIT	AGAINST	12,322,482.494 shares	4.918%
Money Market Fund II)	ABSTAIN	16,471,740.875 shares	6.574%
	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market Fund	FOR	1,578,331,008.328 shares	91.585%
(Formerly Gartmore GVIT	AGAINST	32,372,133.671 shares	1.878%
Money Market Fund)	ABSTAIN	112,652,123.301 shares	6.537%
	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT	AGAINST	2,767,979.467 shares	2.021%
Nationwide Fund)	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT	AGAINST	29,630.469 shares	1.235%
Nationwide Leaders Fund)	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

Nationwide NVIT U.S. Growth	FOR	4,972,094.773 shares	94.359%
Leaders Fund	AGAINST	122,623.161 shares	2.327%
(Formerly Gartmore GVIT	ABSTAIN	174,625.606 shares	3.314%
U.S. Growth Leaders Fund)	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide	FOR	2,666,862.487 shares	94.126%
Leaders Fund	AGAINST	47,702.491 shares	1.684%
(Formerly Gartmore GVIT	ABSTAIN	118,719.882 shares	4.190%
Worldwide Leaders Fund)	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT	AGAINST	259,004.324 shares	1.475%
Balanced Fund)	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock	FOR	27,737,008.009 shares	92.259%
Value Fund	AGAINST	502,564.164 shares	1.672%
(Formerly Van Kampen GVIT	ABSTAIN	1,824,670.107 shares	6.069%
Comstock Value Fund)	TOTAL	30,064,242.280 shares

32

		Number of Shares
Fund		Cast/Not Cast	Percentages
Van Kampen NVIT Multi Sector	FOR	21,253,297.665 shares	90.281%
Bond Fund	AGAINST	484,100.920 shares	2.056%
(Formerly Van Kampen GVIT	ABSTAIN	1,803,963.645 shares	7.663%
Multi Sector Bond Fund)	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund	FOR	10,862,827.499 shares	90.903%
(Formerly Gartmore GVIT	AGAINST	414,574.660 shares	3.469%
Mid Cap Growth Fund)	ABSTAIN	672,570.741 shares	5.628%
	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 33

NVIT S&P 500 Index Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-S&P (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
NVIT S&P 500 Index Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class IV	Actual		$1,000.00	$1,067.90	$1.64	0.32%
	Hypothetical	[1]	$1,000.00	$1,023.21	$1.61	0.32%

Class ID	Actual		$1,000.00	$1,067.40	$1.18	0.23%
	Hypothetical	[1]	$1,000.00	$1,023.66	$1.15	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.
1   Represents the hypothetical 5% return before expenses.

4

NVIT S&P 500 Index Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	95.2%
Repurchase Agreements	4.7%
Other Investments*	3.6%
Liabilities in excess of other assets**	-3.5%

100.0%

Top Holdings***

Exxon Mobil Corp.	3.3%
General Electric Co.	2.8%
AT&T, Inc.	1.8%
Citigroup, Inc.	1.8%
Microsoft Corp.	1.8%
Bank of America Corp.	1.6%
Procter & Gamble Co. (The)	1.4%
American International Group, Inc.	1.3%
ChevronTexaco Corp.	1.3%
Pfizer, Inc.	1.3%
Other	81.6%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	8.2%
Diversified Financial Services	7.0%
Pharmaceuticals	6.0%
Insurance	4.5%
Industrial Conglomerates	3.8%
Computers & Peripherals	3.8%
Commercial Banks	3.6%
Software	3.1%
Diversified Telecommunication Services	3.0%
Semiconductors & Semiconductor Equipment	2.6%
Other	54.4%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT S&P 500 Index Fund

Common Stock (95.2%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (2.5%)
Boeing Co. (The)	134,262	$12,910,634
General Dynamics Corp.	65,900	5,154,698
Honeywell International, Inc.	140,000	7,879,200
L-3 Communications Holdings, Inc.	18,700	1,821,193
Lockheed Martin Corp.	63,000	5,930,190
Northrop Grumman Corp.	56,662	4,412,270
Precision Castparts Corp.	24,700	2,997,592
Raytheon Co. (a)	80,300	4,327,367
Rockwell Collins, Inc. (a)	25,014	1,766,989
United Technologies Corp.	169,400	12,015,542

		59,215,675

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc. (a)	27,300	1,433,796
FedEx Corp.	54,600	6,058,962
United Parcel Service, Inc., Class B	181,500	13,249,500

		20,742,258

Airline (0.1%)
Southwest Airlines	121,850	1,816,784

Auto Components (0.3%)
B.F. Goodrich Co. (The)	17,800	1,060,168
Goodyear Tire & Rubber Co.* (a)	38,300	1,331,308
Johnson Controls, Inc.	31,200	3,612,024

		6,003,500

Automobiles (0.4%)
Ford Motor Co.* (a)	338,432	3,188,029
General Motors Corp. (a)	100,752	3,808,426
Harley-Davidson, Inc.	40,900	2,438,049

		9,434,504

Beverages (1.2%)
Anheuser-Busch Cos., Inc.	134,543	7,017,763
Brown-Forman Corp., Class B (a)	13,000	950,040
Coca-Cola Co.	342,712	17,927,265
Coca-Cola Enterprises, Inc. (a)	48,000	1,152,000
Constellation Brands, Inc.*	27,500	667,700
Molson Coors Brewing Co. (a)	9,800	906,108
Pepsi Bottling Group, Inc. (The)	23,100	778,008

		29,398,884

Biotechnology (1.2%)
Amgen, Inc.*	198,632	10,982,363
Applera Corp.	28,600	873,444
Biogen, Inc.*	51,439	2,751,987
Celgene Corp.* (a)	63,600	3,646,188
Genzyme Corp.*	47,900	3,084,760
Gilead Sciences, Inc.*	154,400	5,986,088
Millipore Corp.* (a)	7,800	585,702
PerkinElmer, Inc.	15,100	393,506

		28,304,038

Building Products (0.2%)
American Standard Cos., Inc.	33,200	1,958,136
Masco Corp. (a)	73,481	2,092,004

		4,050,140

Capital Markets (1.4%)
Ameriprise Financial, Inc.	37,380	2,376,247
Bank of New York Co., Inc.	122,228	5,065,128
Bear Stearns Cos., Inc. (The)	21,900	3,066,000
Charles Schwab Corp.	184,250	3,780,810
E*TRADE Financial Corp.* (a)	78,900	1,742,901
Federated Investors, Inc., Class B	13,100	502,123
Janus Capital Group, Inc. (a)	31,200	868,608
Legg Mason, Inc.	20,500	2,016,790
Lehman Brothers Holding, Inc.	86,734	6,463,418
Mellon Financial Corp. (a)	76,800	3,379,200
Northern Trust Corp.	29,000	1,862,960
T. Rowe Price Group, Inc.	40,900	2,122,301

		33,246,486

Chemicals (1.5%)
Air Products & Chemicals, Inc.	33,600	2,700,432
Ashland, Inc.	10,000	639,500
Dow Chemical Co. (The)	162,366	7,179,824
E.I. du Pont de Nemours & Co.	162,200	8,246,248
Eastman Chemical Co.	11,600	746,228
Ecolab, Inc.	28,500	1,216,950
Hercules, Inc.*	13,700	269,205
International Flavors & Fragrances, Inc.	11,100	578,754
Monsanto Co.	89,390	6,037,401
PPG Industries, Inc.	24,600	1,872,306
Praxair, Inc.	58,100	4,182,619
Rohm & Haas Co.	23,000	1,257,640
Sigma-Aldrich Corp. (a)	18,700	797,929

		35,725,036

Commercial Banks (3.6%)
BB&T Corp.	86,200	3,506,616
Comerica, Inc.	25,200	1,498,644
Commerce Bancorp, Inc. (a)	31,300	1,157,787
Compass Bancshares, Inc.	18,600	1,283,028

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Commercial Banks (continued)
Fifth Third Bancorp	100,685	$4,004,243
First Horizon National Corp. (a)	21,900	854,100
Huntington Bancshares, Inc. (a)	58,310	1,325,969
KeyCorp	74,400	2,554,152
M & T Bank Corp. (a)	12,200	1,304,180
Marshall & Ilsley Corp.	43,900	2,090,957
National City Corp. (a)	108,100	3,601,892
PNC Bank Corp.	58,900	4,216,062
Regions Financial Corp. (a)	117,371	3,884,980
SunTrust Banks, Inc.	63,300	5,427,342
Synovus Financial Corp. (a)	47,800	1,467,460
U.S. Bancorp	308,668	10,170,611
Wachovia Corp.	324,293	16,620,016
Wells Fargo & Co.	574,918	20,219,866
Zions Bancorp	18,200	1,399,762

		86,587,667

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.* (a)	34,900	469,754
Avery-Dennison Corp.	19,400	1,289,712
Cintas Corp.	20,100	792,543
Donnelley (R.R.) & Sons Co. (a)	32,800	1,427,128
Equifax, Inc. (a)	28,600	1,270,412
Monster Worldwide, Inc.* (a)	24,800	1,019,280
Pitney Bowes, Inc.	32,200	1,507,604
Robert Half International, Inc. (a)	24,700	901,550
Waste Management, Inc.	85,900	3,354,395
Western Union Co.	124,716	2,597,834

		14,630,212

Communications Equipment (2.5%)
Avaya, Inc.*	83,166	1,400,515
Ciena Corp.* (a)	18,563	670,681
Cisco Systems, Inc.*	1,027,757	28,623,033
Corning, Inc.*	261,800	6,688,990
JDS Uniphase Corp.* (a)	46,750	627,853
Juniper Networks, Inc.*	102,400	2,577,408
Motorola, Inc.	398,700	7,056,990
QUALCOMM, Inc.	281,900	12,231,641
Tellabs, Inc.*	72,300	777,948

		60,655,059

Computers & Peripherals (3.8%)
Apple, Inc.*	146,700	17,903,268
Dell, Inc.*	386,500	11,034,575
EMC Corp.*	368,000	6,660,800
Hewlett-Packard Co.	455,400	20,319,948
International Business Machines Corp.	232,417	24,461,889
Lexmark International Group, Inc.* (a)	19,000	936,890
NCR Corp.*	27,000	1,418,580
Network Appliance, Inc.*	67,500	1,971,000
QLogic Corp.*	35,500	591,075
SanDisk Corp.*	41,800	2,045,692
Sun Microsystems, Inc.*	639,656	3,364,591

		90,708,308

Construction & Engineering (0.1%)
Fluor Corp.	16,700	1,859,879

Construction Materials (0.1%) (a)
Vulcan Materials Co.	17,592	2,014,988

Consumer Finance (0.9%)
American Express Co.	202,900	12,413,422
Capital One Financial Corp.	72,000	5,647,680
SLM Corp.	67,400	3,880,892

		21,941,994

Containers & Packaging (0.2%)
Ball Corp.	15,100	802,867
Bemis Co.	14,500	481,110
Pactiv Corp.*	23,000	733,470
Sealed Air Corp.	23,000	713,460
Temple-Inland, Inc.	17,000	1,046,010

		3,776,917

Distributors (0.2%)
Genuine Parts Co.	24,000	1,190,400
ProLogis Trust	42,400	2,412,560

		3,602,960

Diversified Consumer Services (0.1%) (a)
Apollo Group, Inc.*	27,100	1,583,453
H & R Block, Inc.	48,000	1,121,760

		2,705,213

Diversified Financial Services (7.0%)
Bank of America Corp.	760,993	37,204,948
Chicago Mercantile Exchange Holdings, Inc.	6,268	3,349,368
CIT Group, Inc.	30,200	1,655,866
Citigroup, Inc.	846,354	43,409,497
Franklin Resources, Inc.	26,700	3,536,949
Goldman Sachs Group, Inc.	70,000	15,172,500

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Diversified Financial Services (continued)
J.P. Morgan Chase & Co.	591,001	$28,633,998
Merrill Lynch & Co., Inc.	150,500	12,578,790
Moody’s Corp. (a)	42,308	2,631,558
Morgan Stanley	181,100	15,190,668
State Street Corp. (a)	63,900	4,370,760

		167,734,902

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,062,521	44,094,622
CenturyTel, Inc.	19,200	941,760
Citizens Communications Co.	66,600	1,016,982
Embarq Corp.	28,634	1,814,537
Qwest Communications International, Inc.* (a)	273,123	2,649,293
Verizon Communications, Inc.	495,102	20,383,349
Windstream Corp. (a)	69,903	1,031,768

		71,932,311

Electric Utilities (1.7%)
Allegheny Energy, Inc.*	24,600	1,272,804
American Electric Power Co., Inc.	72,960	3,286,118
Duke Energy Corp.	200,876	3,676,031
Edison International	59,800	3,355,976
Entergy Corp.	36,000	3,864,600
Exelon Corp.	116,324	8,445,123
FirstEnergy Corp.	58,086	3,759,907
FPL Group, Inc.	66,900	3,795,906
Integrys Energy Group, Inc. (a)	10,437	529,469
Pinnacle West Capital Corp. (a)	16,500	657,525
PPL Corp.	59,900	2,802,721
Progress Energy, Inc. (a)	38,526	1,756,400
Southern Co.	134,500	4,612,005

		41,814,585

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A ADR - BM	26,530	1,514,598
Emerson Electric Co.	130,500	6,107,400
Rockwell International Corp. (a)	31,200	2,166,528

		9,788,526

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	64,761	2,489,413
Jabil Circuit, Inc.	25,400	560,578
Molex, Inc.	22,725	681,977
Solectron Corp.*	123,200	453,376
Tektronix, Inc.	11,900	401,506

		4,586,850

Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	52,300	4,399,999
BJ Services Co.	55,600	1,581,264
ENSCO International, Inc. (a)	29,300	1,787,593
Halliburton Co.	150,700	5,199,150
Nabors Industries Ltd. - BM* (a)	53,000	1,769,140
National-OilWell, Inc.*	28,800	3,002,112
Noble Corp. ADR - KY (a)	25,400	2,477,008
Rowan Cos., Inc.	23,600	967,128
Schlumberger Ltd. ADR - NL (a)	200,580	17,037,265
Smith International, Inc.	38,000	2,228,320
Transocean, Inc. ADR - KY*	49,900	5,288,402
Weatherford International Ltd. ADR - BM* (a)	53,700	2,966,388

		48,703,769

Entertainment (0.5%)
Walt Disney Co. (The)	348,600	11,901,204

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	81,300	4,757,676
CVS/Caremark Corp.	257,511	9,386,276
Kroger Co.	126,900	3,569,697
Safeway, Inc.	70,400	2,395,712
SUPERVALU, Inc.	38,703	1,792,723
SYSCO Corp.	98,700	3,256,113
Wal-Mart Stores, Inc.	418,488	20,133,458
Walgreen Co.	165,700	7,214,578
Whole Foods Market, Inc. (a)	27,400	1,049,420

		53,555,653

Food Products (2.2%)
Archer-Daniels Midland Co.	115,637	3,826,428
Campbell Soup Co.	33,600	1,304,016
ConAgra, Inc.	94,900	2,549,014
Dean Foods Co. (a)	27,700	882,799
General Mills, Inc.	62,900	3,674,618
H.J. Heinz Co. (a)	60,600	2,876,682
Hershey Foods Corp.	27,600	1,397,112
Kellogg Co.	39,000	2,019,810
Kraft Foods, Inc.	286,216	10,089,114
McCormick & Co.	18,200	694,876
PepsiCo, Inc.	278,730	18,075,640
Sara Lee Corp.	136,529	2,375,605
Tyson Foods, Inc., Class A (a)	36,100	831,744
Wrigley (Wm.) Jr. Co., Class A (a)	34,625	1,915,109

		52,512,567

8

Common Stock (continued)

	Shares or
	Principal Amount	Value

Gas Utilities (0.1%)
NICOR, Inc. (a)	6,400	$274,688
Questar Corp.	33,800	1,786,330

		2,061,018

Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	15,600	1,289,028
Bausch & Lomb, Inc.	7,900	548,576
Baxter International, Inc.	114,000	6,422,760
Becton, Dickinson & Co.	38,300	2,853,350
Biomet, Inc.	36,651	1,675,684
Boston Scientific Corp.*	196,667	3,016,872
Hospira, Inc.*	23,736	926,653
Medtronic, Inc.	200,200	10,382,372
St. Jude Medical, Inc.*	60,400	2,505,996
Stryker Corp. (a)	48,000	3,028,320
Varian Medical Systems, Inc.* (a)	20,200	858,702
Zimmer Holdings, Inc.* (a)	42,726	3,627,010

		37,135,323

Health Care Providers & Services (2.2%)
Aetna, Inc.	91,700	4,529,980
AmerisourceBergen Corp.	35,208	1,741,740
Cardinal Health, Inc.	70,853	5,005,056
CIGNA Corp.	53,200	2,778,104
Coventry Health Care, Inc.*	24,400	1,406,660
Express Scripts, Inc., Class A* (a)	49,400	2,470,494
Humana, Inc.*	28,500	1,735,935
Laboratory Corp. of America Holdings* (a)	19,300	1,510,418
Manor Care, Inc. (a)	14,800	966,292
McKesson Corp.	53,200	3,172,848
Medco Health Solutions, Inc.*	50,948	3,973,434
Patterson Cos., Inc.* (a)	20,200	752,854
Quest Diagnostics, Inc. (a)	26,000	1,342,900
Tenet Healthcare Corp.* (a)	65,500	426,405
UnitedHealth Group, Inc.	230,444	11,784,906
WellPoint, Inc.*	107,000	8,541,810

		52,139,836

Health Care Technology (0.0%) (a)
IMS Health, Inc.	28,653	920,621

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. - PA (a)	71,100	3,467,547
Darden Restaurants, Inc.	22,450	987,575
Harrah’s Entertainment, Inc.	28,800	2,455,488
Hilton Hotels Corp.	62,900	2,105,263
International Game Technology	61,500	2,441,550
Marriott International, Inc., Class A	52,000	2,248,480
McDonald’s Corp.	199,800	10,141,848
Starbucks Corp.*	134,800	3,537,152
Starwood Hotels & Resorts Worldwide, Inc.	39,400	2,642,558
Wendy’s International, Inc.	18,900	694,575
Wyndham Worldwide Corp.*	29,080	1,054,441
YUM! Brands, Inc. (a)	82,400	2,696,128

		34,472,605

Household Durables (0.5%)
Black & Decker Corp.	13,000	1,148,030
Centex Corp. (a)	19,200	769,920
D. R. Horton, Inc. (a)	40,400	805,172
Fortune Brands, Inc.	22,900	1,886,273
Harman International Industries, Inc.	10,000	1,168,000
KB Home (a)	16,100	633,857
Leggett & Platt, Inc.	25,600	564,480
Lennar Corp., Class A (a)	22,500	822,600
Newell Rubbermaid, Inc.	39,900	1,174,257
Pulte Corp. (a)	31,700	711,665
Snap-on, Inc.	8,300	419,233
Stanley Works (The) (a)	10,600	643,420
Whirlpool Corp.	14,751	1,640,311

		12,387,218

Household Products (1.8%)
Colgate-Palmolive Co.	91,161	5,911,791
Kimberly-Clark Corp.	74,100	4,956,549
Procter & Gamble Co. (The)	536,899	32,852,850

		43,721,190

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	106,100	2,321,468
Clorox Co. (The)	29,599	1,838,098
Constellation Energy Group	33,200	2,894,044
Dynegy, Inc.* (a)	64,701	610,777
TXU Corp.	75,200	5,060,960

		12,725,347

Industrial Conglomerates (3.8%)
3M Co.	127,738	11,086,381
General Electric Co.	1,749,748	66,980,354
Textron, Inc.	19,400	2,136,134
Tyco International Ltd. - BM	336,456	11,368,848

		91,571,717

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Insurance (4.5%)
ACE Ltd. - KY	51,512	$3,220,530
AFLAC, Inc.	84,000	4,317,600
Allstate Corp.	106,500	6,550,815
AMBAC Financial Group, Inc. (a)	20,250	1,765,598
American International Group, Inc.	442,668	31,000,040
AON Corp.	55,900	2,381,899
Assurant, Inc. (a)	15,900	936,828
Chubb Corp. (The)	64,900	3,513,686
Cincinnati Financial Corp.	24,721	1,072,891
Genworth Financial, Inc.	82,100	2,824,240
Hartford Financial Services Group, Inc. (The)	52,000	5,122,520
Lincoln National Corp.	43,577	3,091,788
Loews Corp.	71,901	3,665,513
Marsh & McLennan Cos., Inc.	88,300	2,726,704
MBIA, Inc. (a)	26,350	1,639,497
MetLife, Inc.	124,300	8,014,864
Principal Financial Group, Inc.	41,400	2,413,206
Progressive Corp. (The)	118,200	2,828,526
Prudential Financial, Inc.	82,300	8,002,029
Safeco Corp. (a)	18,700	1,164,262
Torchmark Corp.	14,400	964,800
Travelers Cos., Inc. (The)	110,365	5,904,528
UnumProvident Corp. (a)	51,300	1,339,443
XL Capital Ltd., Class A - KY	33,600	2,832,144

		107,293,951

Internet & Catalog Retail (0.2%) (a)
Amazon.com, Inc.*	51,100	3,495,751
InterActiveCorp*	33,800	1,169,818

		4,665,569

Internet Software & Services (1.3%)
eBay, Inc.*	188,100	6,053,058
Google, Inc., Class A*	37,021	19,376,051
Verisign, Inc.* (a)	46,200	1,465,926
Yahoo!, Inc.* (a)	202,800	5,501,964

		32,396,999

IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*	18,500	1,049,320
Automatic Data Processing, Inc.	88,608	4,294,830
Cognizant Technology Solutions Corp.*	26,200	1,967,358
Computer Sciences Corp.* (a)	33,200	1,963,780
Convergys Corp.*	20,100	487,224
Electronic Data Systems Corp.	83,800	2,323,774
Fidelity National Information Services, Inc. (a)	24,400	1,324,432
First Data Corp.	122,516	4,002,597
Fiserv, Inc.*	33,350	1,894,280
Paychex, Inc.	63,150	2,470,428
Unisys Corp.* (a)	47,200	431,408

		22,209,431

Leisure Equipment & Products (0.8%)
Brunswick Corp.	13,200	430,716
Eastman Kodak Co. (a)	54,900	1,527,867
Hasbro, Inc.	32,700	1,027,107
Mattel, Inc. (a)	60,400	1,527,516
Time Warner, Inc.	649,321	13,661,714

		18,174,920

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	73,300	3,791,076
Waters Corp.*	15,900	943,824

		4,734,900

Machinery (1.6%)
Caterpillar, Inc.	107,200	8,393,760
Cummins, Inc.	19,100	1,933,111
Danaher Corp. (a)	44,000	3,322,000
Deere & Co.	40,100	4,841,674
Dover Corp.	33,700	1,723,755
Eaton Corp.	22,600	2,101,800
Illinois Tool Works, Inc.	65,500	3,549,445
Ingersoll Rand Co. Ltd., Class A - BM	56,500	3,097,330
ITT Industries, Inc.	27,100	1,850,388
PACCAR, Inc.	40,087	3,489,172
Pall Corp. (a)	17,200	791,028
Parker Hannifin Corp.	22,100	2,163,811
Terex Corp.*	15,900	1,292,670

		38,549,944

Media (2.2%)
CBS Corp., Class B (a)	133,164	4,437,025
Citadel Broadcasting Co.	1,401	9,039
Clear Channel Communications, Inc.	78,400	2,965,088
Comcast Corp., Class A*	499,322	14,040,935
Comcast Corp., Special Class A* (a)	29,900	836,004
DIRECTV Group, Inc.*	124,100	2,867,951

10

Common Stock (continued)

	Shares or
	Principal Amount	Value

Media (continued)
Dow Jones & Co., Inc.	10,900	$626,205
E.W. Scripps Co., Class A (a)	11,400	520,866
Gannett Co.	44,200	2,428,790
Interpublic Group Cos., Inc. (The)* (a)	66,900	762,660
McGraw-Hill Cos., Inc. (The)	63,900	4,350,312
Meredith Corp.	6,000	369,600
New York Times Co., Class A (a)	33,000	838,200
News Corp.	389,000	8,250,690
Omnicom Group, Inc. (a)	61,600	3,259,872
Tribune Co.	13,898	408,601
Viacom, Inc., Class B*	111,964	4,661,061

		51,632,899

Metals & Mining (0.9%)
Alcoa, Inc.	153,040	6,202,711
Allegheny Technologies, Inc. (a)	16,800	1,761,984
Freeport-McMoRan Copper & Gold, Inc., Class B	65,764	5,446,575
Newmont Mining Corp.	81,758	3,193,467
Nucor Corp.	49,100	2,879,715
U.S. Steel Corp.	21,300	2,316,375

		21,800,827

Multi-Utilities (1.0%)
Ameren Corp. (a)	40,100	1,965,301
CenterPoint Energy, Inc.	43,800	762,120
CMS Energy Corp. (a)	32,800	564,160
Consolidated Edison, Inc. (a)	49,100	2,215,392
Detroit Edison Co. (a)	35,000	1,687,700
Dominion Resources, Inc.	62,400	5,385,744
KeySpan Corp.	23,900	1,003,322
NiSource, Inc.	35,964	744,814
PG&E Corp.	54,400	2,464,320
Public Service Enterprise Group, Inc.	45,900	4,029,102
Sempra Energy	42,407	2,511,767
TECO Energy, Inc. (a)	36,500	627,070
Xcel Energy, Inc. (a)	57,980	1,186,851

		25,147,663

Multiline Retail (1.1%)
Big Lots, Inc.* (a)	23,000	676,660
Dillard’s, Inc. (a)	14,300	513,799
Dollar General Corp.	46,875	1,027,500
Family Dollar Stores, Inc.	22,400	768,768
J.C. Penney Co., Inc.	40,600	2,938,628
Kohl’s Corp.*	54,100	3,842,723
Macy’s, Inc.	82,622	3,286,703
Nordstrom, Inc.	41,800	2,136,816
Sears Holdings Corp.* (a)	15,173	2,571,823
Target Corp.	142,616	9,070,378

		26,833,798

Office Electronics (0.1%)
Xerox Corp.*	152,000	2,808,960

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	76,898	3,997,927
Apache Corp.	59,398	4,846,283
Chesapeake Energy Corp.	75,400	2,608,840
ChevronTexaco Corp.	367,146	30,928,379
ConocoPhillips	279,736	21,959,276
CONSOL Energy, Inc.	28,000	1,291,080
Devon Energy Corp.	72,500	5,676,025
El Paso Corp.	109,377	1,884,566
EOG Resources, Inc.	42,400	3,097,744
Exxon Mobil Corp.	963,154	80,789,357
Hess Corp.	49,300	2,906,728
Marathon Oil Corp. (a)	121,202	7,267,272
Murphy Oil Corp.	28,500	1,694,040
Occidental Petroleum Corp.	138,300	8,004,804
Peabody Energy Corp. (a)	42,500	2,056,150
Spectra Energy Corp.	99,588	2,585,304
Sunoco, Inc.	22,800	1,816,704
Valero Energy Corp.	95,500	7,053,630
Williams Cos., Inc. (The)	107,300	3,392,826
XTO Energy, Inc.	66,666	4,006,627

		197,863,562

Paper & Forest Products (0.3%)
International Paper Co.	70,521	2,753,845
MeadWestvaco Corp.	37,407	1,321,215
Weyerhaeuser Co.	38,200	3,015,126

		7,090,186

Personal Products (0.2%)
Avon Products, Inc.	80,200	2,947,350
Estee Lauder Co., Inc. (The), Class A	19,000	864,690

		3,812,040

Pharmaceuticals (6.0%)
Abbott Laboratories	262,567	14,060,463
Allergan, Inc. (a)	55,400	3,193,256
Barr Pharmaceuticals, Inc.*	17,600	884,048

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	350,162	$11,051,113
Eli Lilly & Co.	163,970	9,162,643
Forest Laboratories, Inc., Class A*	57,300	2,615,745
Johnson & Johnson	492,411	30,342,366
King Pharmaceuticals, Inc.*	35,033	716,775
Merck & Co., Inc.	368,664	18,359,467
Mylan Laboratories, Inc.	50,500	918,595
Pfizer, Inc.	1,205,861	30,833,866
Schering-Plough Corp.	248,600	7,567,384
Watson Pharmaceutical, Inc.*	14,200	461,926
Wyeth	229,100	13,136,594

		143,304,241

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co. (a)	21,200	1,068,904
Archstone-Smith Trust (a)	38,700	2,287,557
AvalonBay Communities, Inc. (a)	15,500	1,842,640
Boston Properties, Inc. (a)	22,400	2,287,712
Developers Diversified Realty Corp. (a)	22,800	1,201,788
Equity Residential Property Trust	55,000	2,509,650
General Growth Properties, Inc.	44,100	2,335,095
Host Hotels & Resorts, Inc. (a)	82,700	1,912,024
Kimco Realty Corp. (a)	32,900	1,252,503
Plum Creek Timber Co., Inc. (a)	25,124	1,046,666
Public Storage, Inc. (a)	18,000	1,382,760
Simon Property Group, Inc. (a)	35,300	3,284,312
Vornado Realty Trust (a)	24,300	2,669,112

		25,080,723

Real Estate Management & Development (0.0%) (a)
CB Richard Ellis Group, Inc., Class A*	28,100	1,025,650

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	58,300	4,963,662
CSX Corp.	78,700	3,547,796
Norfolk Southern Corp.	71,100	3,737,727
Ryder System, Inc.	9,400	505,720
Union Pacific Corp.	47,000	5,412,050

		18,166,955

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.* (a)	104,400	1,492,920
Altera Corp.	59,300	1,312,309
Analog Devices, Inc.	53,000	1,994,920
Applied Materials, Inc.	249,300	4,953,591
Broadcom Corp.*	75,800	2,217,150
Intel Corp.	981,273	23,315,046
KLA-Tencor Corp.	38,000	2,088,100
Linear Technology Corp. (a)	48,700	1,761,966
LSI Logic Corp.* (a)	115,000	863,650
Maxim Integrated Products, Inc. (a)	61,500	2,054,715
MEMC Electronic Materials, Inc.*	35,900	2,194,208
Micron Technology, Inc.* (a)	139,600	1,749,188
National Semiconductor Corp. (a)	48,800	1,379,576
Novellus Systems* (a)	26,200	743,294
NVIDIA Corp.*	56,800	2,346,408
Teradyne, Inc.* (a)	26,700	469,386
Texas Instruments, Inc.	240,000	9,031,200
Xilinx, Inc.	59,600	1,595,492

		61,563,119

Software (3.1%)
Adobe Systems, Inc.*	103,700	4,163,555
Autodesk, Inc.*	42,830	2,016,436
BMC Software, Inc.*	30,800	933,240
CA, Inc. (a)	67,000	1,730,610
Citrix Systems, Inc.*	34,800	1,171,716
Compuware Corp.*	51,800	614,348
Electronic Arts, Inc.*	56,100	2,654,652
Intuit, Inc.*	63,900	1,922,112
Microsoft Corp.	1,438,640	42,396,721
Novell, Inc.* (a)	48,600	378,594
Oracle Corp.*	679,036	13,383,800
Symantec Corp.* (a)	165,091	3,334,838

		74,700,622

Specialty Retail (2.1%)
Abercrombie & Fitch Co.	16,700	1,218,766
AutoNation, Inc.* (a)	26,883	603,254
AutoZone, Inc.*	10,100	1,379,862
Bed Bath & Beyond, Inc.*	43,800	1,576,362
Best Buy Co., Inc.	72,075	3,363,740
Circuit City Stores, Inc. (a)	32,500	490,100
Coach, Inc.*	64,100	3,037,699
Gap, Inc. (The) (a)	86,100	1,644,510
Home Depot, Inc. (The)	347,282	13,665,547
Limited, Inc. (The)	63,766	1,750,377
Lowe’s Cos., Inc.	253,072	7,766,780
Nike, Inc.	66,500	3,876,285
Office Depot, Inc.*	49,600	1,502,880
OfficeMax, Inc. (a)	16,100	632,730

12

Common Stock (continued)

	Shares or
	Principal Amount	Value

Specialty Retail (continued)
RadioShack Corp. (a)	27,300	$904,722
Sherwin Williams Co.	22,000	1,462,340
Staples, Inc.	129,150	3,064,729
Tiffany & Co.	24,500	1,299,970
TJX Cos., Inc. (a)	71,300	1,960,750
		51,201,403

Textiles, Apparel & Luxury Goods (0.2%) 25,200 711,900
Jones Apparel Group, Inc.	23,800	887,740
Liz Claiborne, Inc. (a)	12,300	1,206,753
Polo Ralph Lauren Corp. (a)	13,600	1,245,488
V.F. Corp.
		4,051,881

Thrifts & Mortgage Finance (1.3%) 104,100 3,784,035
Countrywide Credit Industries, Inc. (a)	164,686	10,758,936
Fannie Mae	116,800	7,089,760
Freddie Mac	77,300	944,606
Hudson City Bancorp, Inc. (a)	17,000	966,620
MGIC Investment Corp. (a)	51,605	1,090,930
Sovereign Bancorp (a)	157,078	6,697,806
Washington Mutual, Inc. (a)
		31,332,693

Tobacco (1.2%) 357,100 25,046,994
Altria Group, Inc.	27,900	1,819,080
Reynolds American, Inc.	24,600	1,321,266
UST, Inc. (a)
		28,187,340

Trading Companies & Distributors (0.0%) 11,500 1,070,075
Grainger (W.W.), Inc.

Wireless Telecommunication Services (0.6%) 58,400 3,944,920
ALLTEL Corp.

Wireless Telecommunication Services (continued) 493,899 10,228,648
Sprint Nextel Corp.
		14,173,568

Total Common Stocks (Cost $2,153,571,545)		2,284,959,663

Repurchase Agreements (4.7%)

	Shares or
	Principal Amount	Value

Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $114,239,474, collateralized by U.S. Government Agency Mortgages with a market value of $116,473,792	$114,189,992	$114,189,992

Securities Held as Collateral for Securities on Loan (3.6%)

	Shares or
	Principal Amount	Value

Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $85,531,153, collateralized by U. S. Government Agency Mortgages with a market value of $87,202,390	85,492,539	85,492,539

Total Investments (Cost $2,353,254,076) (b) — 103.5%		2,484,642,194
Liabilities in excess of other assets — (3.5)%		(83,791,637)

NET ASSETS — 100.0%		$2,400,850,557

*	Denotes a non-income producing security.

(a)	All or part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BM	Bermuda

KY	Cayman Islands

NL	Netherlands

PA	Panama

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

316	S&P Emini Futures	09/21/07	$119,716,600	$(1,107,794)

			$119,716,600	$(1,107,794)

See accompanying notes to financial statements.

 13

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT S&P 500
Index Fund

Assets:
Investments, at value (cost $2,153,571,545)*	$2,284,959,663
Repurchase agreements, at cost and value	199,682,531

Total Investments	2,484,642,194

Interest and dividends receivable	2,969,868
Receivable for capital shares issued	1,827,922
Receivable for investments sold	1,442,967
Prepaid expenses	7,231

Total Assets	2,490,890,182

Liabilities:
Payable to custodian	129,477
Payable for variation margin on futures contracts	131,485
Payable for investments purchased	3,602,339
Payable upon return of securities loaned	85,492,539
Payable for capital shares redeemed	109,648
Accrued expenses and other payables:
Investment advisory fees	387,775
Fund administration and transfer agent fees	145,582
Administrative servicing fees	18,126
Compliance program costs	8,860
Other	13,794

Total Liabilities	90,039,625

Net Assets	$2,400,850,557

Represented by:
Capital	$2,325,495,506
Accumulated net investment income	625,170
Accumulated net realized losses from investment transactions and futures	(55,550,443)
Net unrealized appreciation on investments and futures	130,280,324

Net Assets	$2,400,850,557

Net Assets:
Class IV Shares	$274,049,523
Class ID Shares	2,126,801,034

Total	$2,400,850,557

Shares outstanding (unlimited number of shares authorized):
Class IV Shares	26,164,487
Class ID Shares	203,120,547

Total	229,285,034

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class IV Shares	$10.47
Class ID Shares	$10.47

*	Includes value of securities on loan of $83,796,115.

See accompanying notes to financial statements.

14

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT S&P 500
Index Fund

INVESTMENT INCOME:
Interest income	$1,915,675
Dividend income	11,350,266
Income from securities lending	36,335

Total Income	13,302,276

Expenses:
Investment advisory fees	953,448
Fund administration and transfer agent fees	390,664
Administrative servicing fees Class IV Shares	125,014
Custodian fees	9,054
Trustee fees	17,772
Compliance program costs (Note 3)	6,122
Other	87,197

Total expenses before earnings credit	1,589,271
Earnings credit (Note 6)	(283)

Net Expenses	1,588,988

Net Investment Income	11,713,288

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	527,114
Net realized gains on futures transactions	5,764,198

Net realized gains on investment transactions and futures	6,291,312

Net change in unrealized appreciation on investments and futures	78,380,005

Net realized/unrealized gains (losses) on investments and futures	84,671,317

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$96,384,605

See accompanying notes to financial statements.

 15

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$11,713,288	$6,791,148
Net realized gains (losses) on investment transactions and futures	6,291,312	(775,929)
Net change in unrealized appreciation on investments and futures	78,380,005	55,012,201

Change in net assets resulting from operations	96,384,605	61,027,420

Distributions to Shareholders from:
Net investment income:
Class IV	(1,963,273)	(4,357,979)
Class ID	(9,163,663)	(2,414,995)

Change in net assets from shareholder distributions	(11,126,936)	(6,772,974)

Change in net assets from capital transactions	1,762,256,035	233,511,386

Change in net assets	1,847,513,704	287,765,832

Net Assets:
Beginning of period	553,336,853	265,571,021

End of period	$2,400,850,557	$553,336,853

Accumulated net investment income at end of period	$625,170	$38,818

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$3,737,425	$9,503,803
Dividends reinvested	1,963,273	4,357,979
Cost of shares redeemed	(18,186,553)	(42,352,251)

	(12,485,855)	(28,490,469)

Class ID Shares
Proceeds from shares issued	389,639,125	259,586,860 (a)
Proceeds from in-kind transactions	1,387,369,746	(a)
Dividends reinvested	9,163,461	2,414,995 (a)
Cost of shares redeemed	(11,430,442)	(a)

	1,774,741,890	262,001,855

Change in net assets from capital transactions	$1,762,256,035	$233,511,386

See accompanying notes to financial statements.

16

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
SHARE TRANSACTIONS:
Class IV Shares
Issued	368,075	1,041,694
Reinvested	192,481	471,632
Redeemed	(1,786,261)	(4,630,748)

	(1,225,705)	(3,117,422)

Class ID Shares
Issued	37,608,799	28,369,561	(a)
Proceeds from in-kind transactions	137,091,872		(a)
Reinvested	884,994	253,932	(a)
Redeemed	(1,088,611)		(a)

	174,497,054	28,623,493

Total change in shares	173,271,349	25,506,071

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT S&P 500 Index Fund

					Distributions					Ratios / Supplemental Data
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total						Net Assets
	Value,	Net	Gains	from	Net		Net Asset			at End of
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total		Period
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)		(000s)

Class IV Shares
For the year ended December 31, 2002	$8.12	$0.10	$(1.89)	$(1.79)	$(0.09)	$(0.09)	$6.24	(22.31%	)	$235,961
For the year ended December 31, 2003 (e)	$6.24	$0.11	$1.63	$1.74	$(0.13)	$(0.13)	$7.85	28.33%		$281,115
For the year ended December 31, 2004	$7.85	$0.14	$0.68	$0.82	$(0.22)	$(0.22)	$8.45	10.59%		$286,933
For the year ended December 31, 2005	$8.45	$0.14	$0.26	$0.40	$(0.14)	$(0.14)	$8.71	4.75%		$265,571
For the year ended December 31, 2006	$8.71	$0.17	$1.15	$1.32	$(0.15)	$(0.15)	$9.88	15.32%		$270,585
For the six months ended June 30, 2007 (Unaudited)	$9.88	$0.09	$0.57	$0.66	$(0.07)	$(0.07)	$10.47	6.74%		$274,050
Class ID Shares
For the year ended December 31, 2006 (f) (g)	$9.15	$0.13	$0.72	$0.85	$(0.12)	$(0.12)	$9.88	9.42%		$282,751
For the six months ended June 30, 2007 (Unaudited)	$9.88	$0.08	$0.59	$0.67	$(0.08)	$(0.08)	$10.47	6.79%		$2,126,801

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratio of Net
		Ratio	Ratio of	Investment
		of Net	Expenses	Income
	Ratio of	Investment	(Prior to	(Prior to
	Expenses	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class IV Shares
For the year ended December 31, 2002	0.28%	1.32%	0.50%	1.10%	19.00%
For the year ended December 31, 2003 (e)	0.28%	1.51%	0.47%	1.32%	2.41%
For the year ended December 31, 2004	0.28%	1.74%	0.43%	1.59%	3.10%
For the year ended December 31, 2005	0.28%	1.58%	0.47%	1.40%	4.29%
For the year ended December 31, 2006	0.31%	1.80%	0.38%	1.73%	5.40%
For the six months ended June 30, 2007 (Unaudited)	0.32%	1.80%	0.32%	1.80%	1.31%
Class ID Shares
For the year ended December 31, 2006 (f) (g)	0.23%	1.99%	0.23%	1.98%	5.40%
For the six months ended June 30, 2007 (Unaudited)	0.23%	1.83%	0.23%	1.83%	1.31%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The NVIT S&P 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

See accompanying notes to financial statements.

18

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT S&P 500 Index Fund (the “Fund”), (formerly, “GVIT S&P 500 Index Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

20

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of	Value of
Loaned Securities	Collateral

$83,796,115	$85,492,539

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

22

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,376,908,301	$141,586,909	$(33,853,016)	$107,733,893

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $1.5 billion	0.13%

Next $1.5 billion	0.12%

$3 billion or more	0.11%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $120,906 for the six months ended June 30, 2007.

Effective May 1, 2007 NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all classes of shares until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a

 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of June 30, 2007, the cumulative potential reimbursements for the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA would be:

Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Fiscal Year 2006

$414,515	$500,657	$209,099

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, the BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $150,863 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2007, the Fund’s portion of such costs amounted to $6,122.

24

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $425,390,202 and sales of $16,223,061.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open

 25

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

26

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 27

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

28

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 29

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 31

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the S&P 500 Index, for the one-, three-, and five-year periods, but performed in line with the benchmark on a gross basis. The Board also considered that the performance of the Fund’s Class IV shares had ranked in the first quintile of its Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. The Board found that the Fund’s performance compared to its peer group has been very strong for all periods considered. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the second quintile of its Lipper-constructed Expense Group, and the Fund’s total expenses placed the Fund in the first quintile. The Board considered that effective May 1, 2006, the Fund’s subadviser was changed and a new subadvisory fee schedule (with lower fees) was implemented. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over

32

time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT	AGAINST	618,245.021 shares	1.903%
High Income Bond Fund)	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index Fund	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT International	AGAINST	2,758.318 shares	0.062%
Index Fund)	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT International	AGAINST	333,588.902 shares	1.554%
Value Fund)	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

 33

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT	FOR	7,632,918.513 shares	92.700%
Small Cap Growth Fund	AGAINST	149,458.111 shares	1.816%
(Formerly GVIT Small Cap	ABSTAIN	451,583.036 shares	5.484%
Growth Fund)	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager NVIT	FOR	48,649,396.525 shares	92.816%
Small Cap Value Fund	AGAINST	979,183.753 shares	1.868%
(Formerly GVIT Small Cap	ABSTAIN	2,786,133.102 shares	5.316%
Value Fund)	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager NVIT	FOR	29,903,181.700 shares	91.311%
Small Company Fund	AGAINST	838,774.923 shares	2.561%
(Formerly GVIT Small Company Fund)	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing	FOR	21,0177,889.443 shares	91.460%
Markets Fund	AGAINST	424,272.958 shares	1.841%
(Formerly Gartmore GVIT	ABSTAIN	1,543,850.729 shares	6.699%
Developing Markets Fund)	TOTAL	23,046,013.130 shares

Gartmore NVIT Emerging	FOR	17,050,534.593 shares	92.371%
Markets Fund	AGAINST	526,574.722 shares	2.853%
(Formerly Gartmore GVIT	ABSTAIN	881,608.905 shares	4.776%
Emerging Markets Fund)	TOTAL	18,458,718.220 shares

Nationwide NVIT Global	FOR	1,554,847.333 shares	95.589%
Financial Services Fund	AGAINST	19,539.033 shares	1.201%
(Formerly Gartmore GVIT	ABSTAIN	52,206.494 shares	3.210%
Global Financial Services Fund)	TOTAL	1,626,592.860 shares

Nationwide NVIT Global Health	FOR	4,722,963.678 shares	92.815%
Sciences Fund	AGAINST	157,979.030 shares	3.104%
(Formerly Gartmore GVIT	ABSTAIN	207,642.222 shares	4.081%
Global Health Sciences Fund)	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology	FOR	8,585,472.039 shares	93.551%
and Communications Fund	AGAINST	102,267.977 shares	1.114%
(Formerly Gartmore GVIT	ABSTAIN	489,577.634 shares	5.335%
Global Technology and Communications Fund)	TOTAL	9,177,317.650 shares

Gartmore NVIT Global	FOR	4,123,270.549 shares	91.923%
Utilities Fund	AGAINST	122,001.533 shares	2.720%
(Formerly Gartmore GVIT	ABSTAIN	240,276.088 shares	5.357%
Global Utilities Fund)	TOTAL	4,485,548.170 shares

Nationwide NVIT Government	FOR	88,471,567.462 shares	92.024%
Bond Fund	AGAINST	1,825,645.181 shares	1.899%
(Formerly Gartmore GVIT	ABSTAIN	5,841,990.727 shares	6.077%
Government Bond Fund)	TOTAL	96,139,203.370 shares

Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT	AGAINST	409,826.402 shares	2.469%
Growth Fund)	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

34

		Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT International	FOR	6,251,419.070 shares	93.569%
Growth Fund	AGAINST	139,618.548 shares	2.090%
(Formerly Gartmore GVIT	ABSTAIN	290,025.592 shares	4.341%
International Growth Fund)	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor	FOR	49,489,224.549 shares	90.688%
Destinations Aggressive Fund	AGAINST	1,385,396.474 shares	2.539%
(Formerly Gartmore GVIT	ABSTAIN	3,696,272.337 shares	6.773%
Investor Destinations Aggressive Fund)	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor	FOR	23,091,965.887 shares	89.855%
Destinations Conservative Fund	AGAINST	314,935,884 shares	1.225%
(Formerly Gartmore GVIT	ABSTAIN	2,292,355.179 shares	8.920%
Investor Destinations Conservative Fund)	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor	FOR	188,902,093.059 shares	90.696%
Destinations Moderate Fund	AGAINST	3,018,924.590 shares	1.449%
(Formerly Gartmore GVIT	ABSTAIN	16,359,690.401 shares	7.855%
Investor Destinations Moderate Fund)	TOTAL	208,280,708.050 shares

Nationwide NVIT Investor	FOR	134,792,622.920 shares	91.332%
Destinations Moderately Aggressive Fund	AGAINST	3,489,207.264 shares	2.364%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	9,304,197.656 shares	6.304%
Moderately Aggressive Fund)	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor	FOR	49,627,123.216 shares	91.918%
Destinations Moderately Conservative Fund	AGAINST	856,088.634 shares	1.586%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	3,507,215.650 shares	6.496%
Moderately Conservative Fund)	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap	FOR	10,879,584.971 shares	91.043%
Growth Fund	AGAINST	352,594.958 shares	2.950%
(Formerly Gartmore GVIT Mid	ABSTAIN	717,792.971 shares	6.007%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market	FOR	221,774,863.241 shares	88.508%
Fund II	AGAINST	12,322,482.494 shares	4.918%
(Formerly Gartmore GVIT Money	ABSTAIN	16,471,740.875 shares	6.574%
Market Fund II)	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market	FOR	1,578,331,008.328 shares	91.585%
Fund	AGAINST	32,372,133.671 shares	1.878%
(Formerly Gartmore GVIT Money	ABSTAIN	112,652,123.301 shares	6.537%
Market Fund)	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT	AGAINST	2,767,979.467 shares	2.021%
Nationwide Fund)	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT	AGAINST	29,630.469 shares	1.235%
Nationwide Leaders Fund)	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

 35

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT U.S. Growth	FOR	4,972,094.773 shares	94.359%
Leaders Fund	AGAINST	122,623.161 shares	2.327%
(Formerly Gartmore GVIT U.S.	ABSTAIN	174,625.606 shares	3.314%
Growth Leaders Fund)	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide	FOR	2,666,862.487 shares	94.126%
Leaders Fund	AGAINST	47,702.491 shares	1.684%
(Formerly Gartmore GVIT	ABSTAIN	118,719.882 shares	4.190%
Worldwide Leaders Fund)	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT	AGAINST	259,004.324 shares	1.475%
Balanced Fund)	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock	FOR	27,737,008.009 shares	92.259%
Value Fund	AGAINST	502,564.164 shares	1.672%
(Formerly Van Kampen GVIT	ABSTAIN	1,824,670.107 shares	6.069%
Comstock Value Fund)	TOTAL	30,064,242.280 shares

Van Kampen NVIT Multi Sector	FOR	21,253,297.665 shares	90.281%
Bond Fund	AGAINST	484,100.920 shares	2.056%
(Formerly Van Kampen GVIT	ABSTAIN	1,803,963.645 shares	7.663%
Multi Sector Bond Fund)	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth	FOR	10,862,827.499 shares	90.903%
Fund	AGAINST	414,574.660 shares	3.469%
(Formerly Gartmore GVIT Mid	ABSTAIN	672,570.741 shares	5.628%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

36

J.P. Morgan NVIT Balanced Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-JPMB (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
J.P. Morgan NVIT Balanced Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,049.80	$5.13	1.01%
	Hypothetical	[1]	$1,000.00	$1,019.79	$5.07	1.01%

Class IV	Actual		$1,000.00	$1,049.80	$5.08	1.00%
	Hypothetical	[1]	$1,000.00	$1,019.84	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1   Represents the hypothetical 5% return before expenses.

4

J.P. Morgan NVIT Balanced Fund
Portfolio Summary

June 30, 2007	Long Positions

Asset Allocation

Common Stock	67.0%
Mortgage-Backed Obligations	15.2%
Corporate Bonds	7.1%
Asset-Backed Securities	6.7%
Commercial Paper	6.0%
Cash Equivalents	4.7%
U.S. Government Agency Long-Term Obligations	1.1%
U.S. Government Sponsored & Agency Obligations	0.8%
Sovereign Bonds	0.5%
U.S. Treasury Notes	0.1%
Liabilities in excess of other assets	-9.2%

100.0%

Top Holdings

AIM Liquid Assets Portfolio, 5.09%, 04/01/42	4.7%
Federal National Mortgage Association TBA, 6.00%, 06/01/22	3.3%
Federal National Mortgage Association TBA, 7.00%, 04/01/37	1.8%
Exxon Mobil Corp., 0.35%	1.6%
Federal National Mortgage Association TBA, 5.00%, 08/01/33	1.3%
Federal National Mortgage Association TBA, 5.50%, 07/15/37	1.1%
Bank of America Corp.	1.0%
AT&T, Inc.	1.0%
General Electric Co.	1.0%
Microsoft Corp.	0.9%
Other	82.3%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	5.9%
Money Market Funds	4.7%
Diversified Financial Services	4.6%
Pharmaceuticals	4.4%
Commercial Banks	4.1%
Other Financial	3.1%
Insurance	3.0%
Diversified Telecommunication Services	2.2%
Computers & Peripherals	2.2%
Software	1.9%
Other	63.9%

100.0%

Top Countries

United States	54.3%
United Kingdom	3.2%
Japan	3.0%
France	1.8%
Germany	1.4%
Switzerland	0.8%
Australia	0.6%
Spain	0.6%
Netherlands	0.5%
Hong Kong	0.4%
Other	33.4%

100.0%

 5

J.P. Morgan NVIT Balanced Fund
Portfolio Summary

June 30, 2007	Short Positions

Asset Allocation

Mortgage-Backed Obligations	1.4%
Common Stocks	0.0%

1.4%

Top Holdings

Federal National Mortgage Association TBA, 6.50%, 07/15/37	1.0%
Federal National Mortgage Association TBA, 7.00%, 07/01/36	0.3%
Federal National Mortgage Association TBA, 6.50%, 08/01/30	0.1%
Federal National Mortgage Association TBA, 5.50%, 08/01/19	0.0%
Discovery Financial Services	0.0%

1.4%

6

Statement of Investments
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Common Stocks - Long Positions (67.0%)

	Shares or
	Principal Amount	Value

AUSTRALIA (0.6%) (a)
Capital Markets (0.2%)
Macquarie Bank Ltd.	3,963	$284,576

Commercial Services & Supplies (0.0%)
Brambles Ltd.*	3,062	31,560

Food & Staples Retailing (0.1%)
Woolworths Ltd.	8,197	187,281

Industrial Conglomerate (0.1%)
Wesfarmers Ltd.	3,538	136,960

Manufacturing (0.0%)
Palfinger AG	1,056	58,254

Metals & Mining (0.0%)
International Ferro Metals Ltd.*	28,312	68,474

Multi-Utility (0.1%)
AGL Energy Ltd.	14,121	181,408

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Group	82,258	250,491

		1,199,004

AUSTRIA (0.2%) (a)
Diversified Telecommunication Services (0.1%)
Telekom Austria AG	7,166	178,434

Machinery (0.1%)
Andritz AG	1,496	98,511

		276,945

BELGIUM (0.3%) (a)
Chemicals (0.1%)
Solvay SA	1,044	164,323

Diversified Financial Services (0.2%)
Fortis	5,945	251,944
Fortis NV	1,613	68,423

		320,367

Health Care Equipment & Supplies (0.0%)
Omega Pharma SA	307	26,574

		511,264

BERMUDA (0.4%)
Consumer Goods (0.0%)
Helen of Troy Ltd.*	300	8,100

Insurance (0.1%)
Aspen Insurance Holdings Ltd. BR	900	25,263
Axis Capital Holdings Limited	1,100	44,715
Platinum Underwriters Holdings Ltd.	700	24,325
Renaissancere Holdings Ltd.	200	12,398

		106,701

IT Services (0.1%)
Accenture Ltd.	6,750	289,507

Machinery (0.2%)
Ingersoll Rand Co. Ltd., Class A ADR	5,500	301,510

Wireless Telecommunication Services (0.0%)
Intelsat Bermuda Ltd.	10,000	10,625

		716,443

BRAZIL (0.0%) (a)
Airline (0.0%)
Air Berlin PLC*	2,808	59,655

CANADA (0.0%)
Pharmaceutical (0.0%)
Cardiome Pharma Corp.*	825	7,598

CAYMAN ISLANDS (0.2%)
Insurance (0.1%)
ACE Ltd. ADR	3,420	213,818

Wireless Telecommunication Services (0.1%) (a)
Hutchison Telecommunications International Ltd.	70,638	90,985

		304,803

FINLAND (0.1%) (a)
Communications Equipment (0.0%)
Nokia OYJ	3,068	86,156

Construction & Engineering (0.1%)
YIT OYJ	3,801	119,277

Industrial Conglomerate (0.0%)
Ruukki Group OYJ	14,149	49,206

		254,639

FRANCE (1.7%)
Automobiles (0.2%) (a)
Renault SA	1,814	290,914

Building Products (0.1%) (a)
Compagnie de Saint-Gobain	1,245	139,453

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Chemicals (0.2%)
Arkema* (a)	2,916	$190,598
Rhodia SA (Euronext)*	3,031	137,823

		328,421

Commercial Banks (0.3%) (a)
BNP Paribas	3,334	395,982
Credit Agricole SA	1,362	55,261

Societe Generale	676	125,235

		576,478

Communications Equipment (0.0%) (a)
Alcatel-Lucent	3,506	49,035

Construction Materials (0.1%) (a)
Lafarge SA	750	136,675

Electrical Equipment (0.1%) (a)
Schneider Electric SA	1,122	157,185

Food Products (0.0%) (a)
Groupe Danone	944	76,235

Insurance (0.1%) (a)
Axa	6,257	268,932

Media (0.2%) (a)
Seloger.com*	1,527	84,770
Vivendi Universal SA	4,710	202,592

		287,362

Multi-Utility (0.1%) (a)
Suez SA	4,317	246,769

Multiline Retail (0.0%) (a)
PPR SA	111	19,360

Oil, Gas & Consumable Fuels (0.2%) (a)
Total SA	5,341	432,992

Pharmaceutical (0.0%) (a)
Sanofi-Aventis	232	18,741

Wireless Telecommunication Services (0.1%) (a)
Bouygues SA	2,608	218,488

		3,247,040

GERMANY (1.4%) (a)
Auto Components (0.1%)
Continental AG	890	125,066

Automobiles (0.2%)
Daimler Chrysler AG	654	60,197
Porsche AG	68	121,353
Volkswagen AG, Preferred Shares	2,251	232,399

		413,949

Capital Markets (0.1%)
Deutsche Bank AG	2,136	309,105

Chemicals (0.2%)
Bayer AG	1,985	149,507
Lanxess	3,318	185,483

		334,990

Electric Utility (0.2%)
E. On AG	2,000	333,889

Industrial Conglomerate (0.1%)
Siemens AG	1,312	187,860

Insurance (0.2%)
Allianz AG	1,349	314,549
Muenchener Rueckversicherungs AG	1,153	211,427

		525,976

Life Sciences Tools & Services (0.0%)
MorphoSys AG*	335	21,825

Media (0.0%)
ProsiebenSAT.1 Media AG	566	22,223

Metals & Mining (0.1%)
Thyssenkrupp AG	3,143	185,992

Pharmaceutical (0.1%)
Merck KGAA	1,004	137,352

Software (0.1%)
SAP AG	2,339	119,574

		2,717,801

GREECE (0.2%) (a)
Commercial Bank (0.0%)
National Bank of Greece SA	1,257	71,565

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	2,427	85,745

8

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

GREECE (continued)
Metals & Mining (0.1%)
Corinth Pipeworks SA*	5,402	$45,278
Sidenor Steel Production & Manufacturing Co.	7,205	152,999

		198,277

		355,587

HONG KONG (0.4%) (a)
Industrial Conglomerate (0.1%)
Hutchison Whampoa Ltd.	17,397	172,708

Real Estate Management & Development (0.2%)
Cheung Kong Holdings Ltd.	16,000	209,665
Swire Pacific Ltd.	17,000	189,226

		398,891

Specialty Retail (0.1%)
Esprit Holdings Ltd.	12,035	152,916

		724,515

IRELAND (0.1%) (a)
Construction Materials (0.1%)
CRH PLC	4,040	199,632

Food Products (0.0%)
GreenCore Group PLC	6,325	47,869

		247,501

ITALY (0.3%) (a)
Commercial Banks (0.2%)
Banco Popolare di Verona e Novara Scrl	2,310	66,411
UniCredito Italiano SPA	39,402	351,885

		418,296

Oil, Gas & Consumable Fuels (0.1%)
Eni SPA	4,240	153,715

		572,011

JAPAN (3.0%) (a)
Automobiles (0.2%)
Toyota Motor Corp.	6,400	403,674

Building Products (0.1%)
Daikin Industries Ltd.	3,400	123,853

Chemicals (0.3%)
Dainippon Ink & Chemical, Inc.	20,000	77,179
Kaneka Corp.	9,000	75,383
Mitsubishi Chemical Holdings Corp.	22,500	206,573
Showa Denko KK	1,000	3,617
UBE Industries Ltd.	53,000	163,174

		525,926

Commercial Banks (0.2%)
Mitsubishi UFJ Financial Group, Inc.	32	352,705
Sumitomo Mitsui Financial Group, Inc.	13	121,206

		473,911

Commercial Services & Supplies (0.0%)
Toppan Printing Co. Ltd.	3,000	32,241

Computers & Peripherals (0.1%)
Hitachi Information Systems Ltd.	5,400	120,523

Consumer Finance (0.1%)
ORIX Corp.	630	166,080

Diversified Consumer Services (0.0%)
Benesse Corp.	2,200	63,745

Electric Utilities (0.2%)
Kansai Electric Power Co., Inc.	3,800	89,881
Tokyo Electric Power Co., Inc.	7,200	231,630

		321,511

Electrical Equipment (0.1%)
Mitsubishi Electric Corp.	20,000	185,292

Electronic Equipment & Instruments (0.2%)
Kyocera Corp.	2,000	212,500
Taiyo Yuden Co. Ltd.	2,000	46,269
TDK Corp.	1,000	96,795
Yokogawa Electric Corp.	6,300	84,462

		440,026

Food Products (0.1%)
Ajinomoto Co., Inc.	7,000	80,638
Yakult Honsha Co. Ltd.	3,700	93,570

		174,208

Gas Utility (0.1%)
Tokyo Gas Co. Ltd.	36,000	170,727

Health Care Providers & Services (0.0%)
Suzuken Co. Ltd.	2,300	71,855

Household Durables (0.1%)
Matsushita Electric Industrial Co. Ltd.	10,000	198,196

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Household Products (0.0%)
Uni-Charm Corp.	700	$39,690

IT Services (0.0%)
CSK Corp.	1,500	52,830

Leisure Equipment & Products (0.1%)
Fuji Photo Film Co. Ltd.	2,000	89,402

Machinery (0.1%)
Amada Co. Ltd.	10,000	125,078

Metals & Mining (0.0%)
Mitsubishi Materials Corp.	7,000	38,168

Office Electronics (0.1%)
Ricoh Co. Ltd.	6,000	138,835

Oil, Gas & Consumable Fuels (0.0%)
Nippon Metals & Mining Holdings, Inc.	8,500	81,327

Personal Products (0.1%)
Aderans Co. Ltd.	1,200	25,271
Shiseido Co. Ltd.	10,000	213,490

		238,761

Pharmaceutical (0.1%)
Daiichi Sankyo Co. Ltd.	5,700	151,254

Semiconductors & Semiconductor Equipment (0.1%)
Elpida Memory, Inc.*	2,200	96,620
Tokyo Electron Ltd.	900	66,220

		162,840

Specialty Retail (0.1%)
Nitori Co. Ltd.	2,800	139,800

Tobacco (0.1%)
Japan Tobacco, Inc.	45	221,843

Trading Companies & Distributors (0.3%)
Itochu Corp.	17,000	196,874
Marubenii Corp.	24,000	197,450
Mitsui & Co. Ltd.	11,000	219,554

		613,878

Wireless Telecommunication Services (0.1%)
Softbank Corp.	7,600	163,796

		5,729,270

NETHERLANDS (0.5%) (a)
Air Freight & Logistics (0.2%)
TNT NV	6,832	308,444

Commercial Bank (0.1%)
ABN AMRO Holding NV	3,320	152,213

Commercial Services & Supplies (0.0%)
Usg People N.V.	722	33,872

Diversified Telecommunication Services (0.1%)
Koninklijke KPN NV	15,622	259,153

Insurance (0.0%)
Aegon NV	2,515	49,495

Metals & Mining (0.1%)
Mittal Steel Co. NV	2,991	186,924

		990,101

NETHERLANDS ANTILLES (0.3%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd. ADR	7,400	628,556

NORWAY (0.2%) (a)
Industrial Conglomerate (0.2%)
Orkla ASA	16,380	308,977

PANAMA (0.1%)
Airline (0.0%)
Copa Holdings SA	950	63,878

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp. ADR	3,700	180,449

		244,327

PORTUGAL (0.0%) (a)
Commercial Bank (0.0%)
Banco Comercial Portugues SA	8,307	46,419

PUERTO RICO (0.0%)
Commercial Bank (0.0%)
W Holding Co., Inc.	1,100	2,904

REPUBLIC OF KOREA (0.1%)
Bank (0.1%)
Woori Bank	135,000	128,999

SINGAPORE (0.1%) (a)
Diversified Telecommunication Services (0.0%)
Singapore Telecommunications Ltd.	23,900	53,166

Electronic Equipment & Instruments (0.1%)
Venture Corp. Ltd.	11,000	112,790

		165,956

10

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

SPAIN (0.6%) (a)
Commercial Banks (0.3%)
Banco Bilbao Vizcaya Argentaria SA	17,202	$420,628
Banco Santander Central Hispano SA	5,783	106,291

		526,919

Construction & Engineering (0.1%)
ACS, Actividades de Construccion y Servicios SA	1,769	112,458

Diversified Telecommunication Services (0.2%)
Telefonica SA	20,291	451,508

Metals & Mining (0.0%)
Tubacex, SA	6,454	54,182

		1,145,067

SWEDEN (0.1%) (a)
Commercial Bank (0.0%)
Svenska Handelsbanked AB, A Shares	834	23,329

Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson, B Shares	35,895	143,227

		166,556

SWITZERLAND (0.8%) (a)
Capital Markets (0.2%)
Credit Suisse Group	4,142	294,117
UBS AG	2,453	146,736

		440,853

Construction Materials (0.0%)
Holcim Ltd.	746	80,586

Electrical Equipment (0.1%)
ABB Ltd.	3,874	87,372

Food Products (0.0%)
Nestle SA	112	42,567

Insurance (0.1%)
Swiss Reinsurance	1,867	170,313
Zurich Financial Services AG	243	75,137

		245,450

Pharmaceuticals (0.3%)
Novartis AG	932	52,336
Roche Holding AG	2,400	425,352

		477,688

Textiles, Apparel & Luxury Goods (0.1%)
Compagnie Finaciere Richemont AG	3,040	181,749

		1,556,265

UNITED KINGDOM (2.9%) (a)
Airline (0.1%)
British Airways PLC*	19,556	163,547

Capital Markets (0.1%)
Man Group PLC	8,286	100,780

Commercial Banks (0.8%)
Barclays PLC	30,019	417,610
HBOS PLC	10,197	200,548
HSBC Holdings PLC	28,150	515,388
Royal Bank of Scotland Group PLC	32,550	411,830

		1,545,376

Commercial Services & Supplies (0.1%)
Management Consulting Group PLC	53,986	52,903
Michael Page International PLC	6,777	71,192

		124,095

Electric Utility (0.0%)
Scottish & Southern Energy PLC	1,206	34,964

Food & Staples Retailing (0.1%)
Tesco PLC	32,944	275,605

Hotels, Restaurants & Leisure (0.1%)
First Choice Holidays PLC	9,577	60,823
Intercontinental Hotels Group PLC	5,476	136,014

		196,837

Household Durables (0.1%)
Taylor Woodrow PLC	21,236	152,866

Household Products (0.1%)
Reckitt Benckiser PLC	5,821	318,642

Insurance (0.1%)
Aviva PLC	9,015	133,812

Media (0.0%)
Taylor Nelson Sofres PLC	7,966	37,650

Metals & Mining (0.1%)
BHP Billiton PLC	5,862	162,823
Vedanta Resources PLC	641	20,660

		183,483

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Multi-Utility (0.1%)
National Grid PLC	11,937	$176,116

Multiline Retail (0.1%)
Next PLC	3,620	145,318

Oil, Gas & Consumable Fuels (0.5%)
BG Group PLC	2,971	48,697
BP PLC	50,391	606,260
Royal Dutch Shell PLC	866	36,097
Royal Dutch Shell PLC	7,078	288,123

		979,177

Pharmaceuticals (0.3%)
AstraZeneca PLC	4,991	267,445
GlaxoSmithKline PLC	13,553	353,020

		620,465

Tobacco (0.1%)
Imperial Tobacco Group PLC	2,100	96,813

Trading Companies & Distributors (0.1%)
Ashtead Group PLC	11,906	36,138
Wolseley PLC	11,418	274,001

		310,139

Wireless Telecommunication Services (0.0%)
Vodafone Group PLC	13,971	46,810

		5,642,495

UNITED STATES (52.4%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	3,400	326,944
General Dynamics Corp.	4,090	319,920
Honeywell International, Inc.	6,100	343,308
Lockheed Martin Corp.	3,705	348,752
Northrop Grumman Corp.	7,000	545,090
Orbital Sciences Corp.*	3,700	77,737
Raytheon Co.	6,260	337,351
United Technologies Corp.	10,600	751,858

		3,050,960

Air Freight & Logistics (0.1%)
EGL, Inc.*	400	18,592
Pacer International, Inc.	4,200	98,784

		117,376

Airlines (0.2%)
AMR Corp.*	2,600	68,510
Continental Airlines, Class B*	5,285	179,003
UAL Corp.*	2,170	88,080

		335,593

Auto Components (0.6%)
Aftermarket Technology Corp.*	2,500	74,200
ArvinMeritor, Inc.	1,725	38,295
B.F. Goodrich Co. (The)	5,300	315,668
Johnson Controls, Inc.	7,000	810,390

		1,238,553

Automobiles (0.1%)
Midas, Inc.*	3,900	88,413
Monaco Coach Corp.	3,000	43,050

		131,463

Bank (0.1%) (b)
BNP Paribas	100,000	101,134

Beverages (0.3%)
Coca-Cola Co.	11,300	591,103

Biotechnology (0.5%)
Alkermes, Inc.*	825	12,045
Amgen, Inc.*	9,600	530,784
Celgene Corp.*	1,200	68,796
Cephalon, Inc.*	100	8,039
Exelixis, Inc.*	3,000	36,300
Genentech, Inc.*	900	68,094
Gilead Sciences, Inc.*	3,100	120,187
Human Genome Sciences, Inc.*	800	7,136
Mannkind Corp.*	700	8,631
Martek Biosciences Corp.*	175	4,545
Medivation, Inc.*	300	6,129
Nektar Therapeutics*	1,550	14,710
PerkinElmer, Inc.	2,925	76,225
Telik, Inc.*	300	1,014
Theravance, Inc.*	400	12,800
United Therapeutics Corp.*	350	22,316
Vertex Pharmaceuticals, Inc.*	100	2,856

		1,000,607

Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	600	77,256
Bank of New York Co., Inc.	2,200	91,168
Bear Stearns Cos., Inc. (The)	2,310	323,400
E*TRADE Financial Corp.*	1,000	22,090
Federated Investors, Inc., Class B	1,600	61,328
Lehman Brothers Holding, Inc.	5,280	393,466
TD Ameritrade Holding Corp.*	8,900	178,000

		1,146,708

Chemicals (0.9%)
Air Products & Chemicals, Inc.	2,600	208,962
C.F. Industries Holdings, Inc.	700	41,923

12

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Chemicals (continued)
Dow Chemical Co. (The)	2,600	$114,972
Innospec, Inc.	800	47,368
Praxair, Inc.	8,000	575,920
Rohm & Haas Co.	9,400	513,992
Spartech Corp.	2,800	74,340
Terra Industries, Inc.*	4,300	109,306

		1,686,783

Commercial Banks (2.2%)
1st Source Corp.	220	5,482
BancFirst Corp.	2,525	108,121
City Holding Co.	800	30,664
Comerica, Inc.	2,300	136,781
Commerce Bancshares, Inc.	315	14,270
FNB Corp.	1,400	50,260
Great Southern Bancorp, Inc.	2,400	64,920
Horizon Financial Corp.	975	21,245
Lakeland Financial Corp.	200	4,254
PNC Bank Corp.	4,575	327,478
Simmons First National Corp., Class A	2,725	75,183
Suffolk Bancorp	1,525	48,678
SunTrust Banks, Inc.	4,000	342,960
Taylor Capital Group, Inc.	1,000	27,530
TCF Financial Corp.	11,250	312,750
U.S. Bancorp	16,600	546,970
Wachovia Corp.	20,297	1,040,221
Wells Fargo & Co.	29,500	1,037,515

		4,195,282

Commercial Services & Supplies (0.3%)
Administaff, Inc.	1,500	50,235
CompX International, Inc.	925	17,113
Diamond Management & Technology Consultants, Inc.	6,100	80,520
Donnelley (R.R.) & Sons Co.	2,200	95,722
M & F Worldwide Corp.*	2,125	141,482
Manpower, Inc.	1,050	96,852
Standard Parking Corp.*	200	7,026
Standard Register Co.	6,400	72,960
Steelcase, Inc.	300	5,550

		567,460

Communications Equipment (1.6%)
Adtran, Inc.	800	20,776
Avocent Corp.*	800	23,208
Black Box Corp.	1,725	71,381
Cisco Systems, Inc.*	55,680	1,550,688
CommScope, Inc.*	600	35,010
Corning, Inc.*	23,500	600,425
Inter-Tel, Inc.	2,900	69,397
InterDigital Communications Corp.*	1,525	49,059
Juniper Networks, Inc.*	3,500	88,095
Motorola, Inc.	1,300	23,010
QUALCOMM, Inc.	11,000	477,290
Tellabs, Inc.*	5,000	53,800

		3,062,139

Computers & Peripherals (2.1%)
Apple, Inc.*	3,700	451,548
Brocade Communications Systems, Inc.*	9,580	74,916
Dell, Inc.*	300	8,565
EMC Corp.*	2,500	45,250
Emulex Corp.*	5,375	117,390
Hewlett-Packard Co.	29,125	1,299,557
Imation Corp.	2,025	74,642
International Business Machines Corp.	16,440	1,730,310
NCR Corp.*	1,300	68,302
Sun Microsystems, Inc.*	23,100	121,506

		3,991,986

Construction & Engineering (0.0%)
Emcor Group, Inc.*	1,125	82,013

Construction Materials (0.0%)
Headwaters, Inc.*	200	3,454

Consumer Finance (0.4%)
American Express Co.	2,300	140,714
AmeriCredit Corp.*	4,250	112,837
Capital One Financial Corp.	5,200	407,888
Credit Acceptance Corp*	249	6,681
Dollar Financial Corp.*	1,364	38,874
World Acceptance Corp.*	600	25,638

		732,632

Consumer Goods (0.1%)
Jarden Corp.*	2,000	86,020
Tempur-Pedic International, Inc.	3,100	80,290

		166,310

Containers & Packaging (0.1%)
Graphic Packaging Corp.*	10,875	52,635
Smurfit-Stone Container Corp.*	4,650	61,892

		114,527

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Distributor (0.1%)
ProLogis Trust	3,110	$176,959

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	2,300	72,404
Sotheby’s Holdings, Inc.	1,850	85,137

		157,541

Diversified Financial Services (4.1%)
Bank of America Corp.	41,000	2,004,490
Chicago Mercantile Exchange Holdings, Inc.	100	53,436
CIT Group, Inc.	8,300	455,089
Citigroup, Inc.	33,900	1,738,731
Franklin Resources, Inc.	5,900	781,573
Goldman Sachs Group, Inc.	2,410	522,367
IntercontinentalExchange, Inc.*	500	73,925
Merrill Lynch & Co., Inc.	5,070	423,751
Morgan Stanley	16,190	1,358,017
Morgan Stanley-W/ I*	1,500	104,265
State Street Corp.	5,000	342,000
Thornburg Mortgage, Inc.	3,150	82,467

		7,940,111

Diversified Telecommunication Services (1.8%)
AT&T, Inc.	46,510	1,930,165
CenturyTel, Inc.	1,780	87,309
Citizens Communications Co.	1,900	29,013
Embarq Corp.	1,647	104,370
Qwest Communications International, Inc.*	20,700	200,790
Verizon Communications, Inc.	26,600	1,095,122

		3,446,769

Electric Utilities (1.4%)
American Electric Power Co., Inc.	5,700	256,728
Edison International	18,700	1,049,444
El Paso Electric Co.*	1,000	24,560
FirstEnergy Corp.	9,790	633,707
FPL Group, Inc.	4,000	226,960
Gilead Sciences, Inc.	7,400	209,864
Mirant Corp.*	1,950	83,167
Pinnacle West Capital Corp.	100	3,985
Sierra Pacific Resources*	12,900	226,524
Westar Energy, Inc.	700	16,996

		2,731,935

Electrical Equipment (0.1%)
Acuity Brands, Inc.	1,400	84,392
General Cable Corp.*	1,510	114,383
Rockwell International Corp.	800	55,552

		254,327

Electronic Equipment & Instruments (0.2%)
Avnet, Inc.*	2,200	87,208
Coherent, Inc.*	2,925	89,242
Methode Electronics	7,300	114,245
Mettler Toledo International, Inc.*	300	28,653
MTS Systems Corp.	2,825	126,193
Sanmina Corp.*	9,700	30,361
Tech Data Corp.*	100	3,846

		479,748

Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	4,300	361,759
BJ Services Co.	2,300	65,412
Grey Wolf, Inc.*	2,100	17,304
Halliburton Co.	4,600	158,700
Input/ Output, Inc.*	5,100	79,611
National-OilWell, Inc.*	850	88,604
Tidewater, Inc.	1,300	92,144
Todco*	825	38,948

		902,482

Entertainment (0.6%)
Walt Disney Co. (The)	32,910	1,123,547

Food & Staples Retailing (0.8%)
CVS/ Caremark Corp.	2,900	105,705
Kroger Co.	12,060	339,248
Nasch-Finch Co.	1,500	74,250
Safeway, Inc.	7,660	260,670
SUPERVALU, Inc.	7,300	338,136
SYSCO Corp.	7,100	234,229
Wal-Mart Stores, Inc.	3,000	144,330

		1,496,568

Food Products (0.5%)
General Mills, Inc.	2,950	172,339
Kellogg Co.	2,300	119,117
Kraft Foods, Inc.	18,500	652,125
Wrigley (Wm.) Jr. Co., Class A	2,100	116,151

		1,059,732

Gas Utilities (0.1%)
Energen Corp.	1,680	92,299
NICOR, Inc.	2,725	116,957

		209,256

14

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Health Care Equipment & Supplies (0.4%)
Advanced Medical Optics, Inc.*	700	$24,416
Baxter International, Inc.	2,200	123,948
Datascope Corp.	825	31,581
Hologic, Inc.*	400	22,124
Invacare Corp.	3,400	62,322
Medtronic, Inc.	2,500	129,650
Mentor Corp.	3,225	131,193
Thoratec Corp.*	1,000	18,390
Zimmer Holdings, Inc.*	3,600	305,604

		849,228

Health Care Providers & Services (1.7%)
Aetna, Inc.	15,540	767,676
Apria Healthcare Group, Inc.*	1,600	46,032
CIGNA Corp.	5,460	285,121
Healthways, Inc.*	300	14,211
Humana, Inc.*	1,360	82,838
Laboratory Corp. of America Holdings*	1,010	79,043
Landauer, Inc.	1,400	68,950
LCA-VISION, Inc.	1,800	85,068
Magellan Health Services, Inc.*	1,525	70,867
McKesson Corp.	6,640	396,009
Medcath Corp.*	1,400	44,520
Medco Health Solutions, Inc.*	3,300	257,367
Sunrise Senior Living, Inc.*	400	15,996
UnitedHealth Group, Inc.	1,500	76,710
WellPoint, Inc.*	13,180	1,052,159

		3,342,567

Health Care Technology (0.1%)
TriZetto Group, Inc. (The)*	4,075	78,892
Wellcare Health Plans, Inc.*	930	84,174

		163,066

Hotels, Restaurants & Leisure (0.6%)
AFC Enterprises, Inc.*	3,300	57,057
Domino’s Pizza, Inc.	2,600	47,502
International Game Technology	1,300	51,610
McDonald’s Corp.	12,020	610,135
Monarch Casino & Resort, Inc.*	2,000	53,700
Papa John’s International, Inc.*	1,400	40,264
Starwood Hotels & Resorts Worldwide, Inc.	3,700	248,159
Wyndham Worldwide Corp.*	2,100	76,146

		1,184,573

Household Durables (0.2%)
American Greetings Corp., Class A	2,925	82,865
Beazer Homes U.S.A., Inc.	500	12,335
Blyth Industries, Inc.	600	15,948
Centex Corp.	2,000	80,200
CSS Industries, Inc.	200	7,922
D. R. Horton, Inc.	1,000	19,930
Lennar Corp., Class A	1,300	47,528
Toll Brothers, Inc.*	4,400	109,912

		376,640

Household Products (1.1%)
Colgate-Palmolive Co.	2,200	142,670
Energizer Holdings, Inc.*	980	97,608
Kimberly-Clark Corp.	4,965	332,109
Procter & Gamble Co. (The)	24,700	1,511,393

		2,083,780

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	1,632	15,406

Industrial Conglomerates (1.2%)
3M Co.	2,400	208,296
General Electric Co.	48,500	1,856,580
Teleflex, Inc.	1,625	132,892
Textron, Inc.	500	55,055

		2,252,823

Insurance (2.1%)
AFLAC, Inc.	4,300	221,020
Allstate Corp.	4,640	285,406
AMBAC Financial Group, Inc.	6,100	531,859
American Financial Group, Inc.	2,370	80,935
American International Group, Inc.	3,400	238,102
Argonaut Group, Inc.	700	21,847
Assurant, Inc.	1,400	82,488
Chubb Corp. (The)	7,580	410,381
Conseco, Inc.*	1,750	36,558
Genworth Financial, Inc.	18,200	626,080
Great American Financial Resources, Inc.	2,950	71,361
Hartford Financial Services Group, Inc. (The)	1,800	177,318
LandAmerica Financial Group, Inc.	400	38,596
Loews Corp.	3,500	178,430
MBIA, Inc.	5,900	367,098
MetLife, Inc.	3,000	193,440
Navigators Group, Inc. (The)*	500	26,950
Odyssey Re Holdings Corp.	400	17,156
ProAssurance Corp.*	400	22,268

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Insurance (continued)
Protective Life Corp.	2,600	$124,306
Travelers Cos., Inc. (The)	6,670	356,845

		4,108,444

Internet & Catalog Retail (0.0%)
Priceline.com, Inc.*	500	34,370

Internet Software & Services (0.8%)
Asiainfo Holdings, Inc.*	700	6,790
CMGI, Inc.*	3,800	7,410
eBay, Inc.*	9,700	312,146
Google, Inc., Class A*	1,600	837,408
Infospace, Inc.	200	4,642
SonicWALL, Inc.*	3,250	27,917
ValueClick, Inc.*	1,900	55,974
Yahoo!, Inc.*	12,700	344,551

		1,596,838

IT Services (0.3%)
Acxiom Corp.	400	10,580
Affiliated Computer Services, Inc., Class A*	1,400	79,408
Authorize.Net Holdings, Inc.*	700	12,523
BISYS Group, Inc. (The)*	1,000	11,830
Computer Sciences Corp.*	1,300	76,895
Convergys Corp.*	2,270	55,025
CSG Systems International, Inc.*	400	10,604
Electronic Data Systems Corp.	3,040	84,299
Paychex, Inc.	2,500	97,800
Unisys Corp.*	5,175	47,299

		486,263

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	5,040	158,307
Marvel Entertainment, Inc.*	7,300	186,004
Mattel, Inc.	3,470	87,756
Sturm Ruger & Co., Inc.*	3,900	60,528

		492,595

Life Sciences Tools & Services (0.0%)
Advanced Magnetics, Inc.*	100	5,816
Illumina, Inc.*	525	21,310

		27,126

Machinery (1.3%)
AGCO Corp.*	400	17,364
Caterpillar, Inc.	8,950	700,785
Cummins, Inc.	1,170	118,416
Danaher Corp.	3,100	234,050
Dover Corp.	5,700	291,555
Eaton Corp.	3,400	316,200
Freightcar America, Inc.	600	28,704
Illinois Tool Works, Inc.	2,100	113,799
Manitowoc Co.	1,390	111,728
Nordson Corp.	1,225	61,446
PACCAR, Inc.	3,800	330,752
Parker Hannifin Corp.	1,000	97,910
Terex Corp.*	1,190	96,747
Wabtec Corp.	1,700	62,101

		2,581,557

Media (1.0%)
CBS Corp., Class B	5,100	169,932
Charter Communications, Inc.*	3,400	13,770
Citadel Broadcasting Co.	898	5,792
Comcast Corp., Class A*	10,450	293,854
Cumulus Media, Inc.*	1,400	13,090
DIRECTV Group, Inc.*	3,300	76,263
E.W. Scripps Co., Class A	900	41,121
EchoStar Communications Corp., Class A*	1,700	73,729
Entercom Communications Corp.	1,600	39,824
Liberty Media Holding Corp. - Capital, Series A*	750	88,260
McGraw-Hill Cos., Inc. (The)	4,895	333,252
News Corp.	23,700	502,677
Omnicom Group, Inc.	2,160	114,307
Sinclair Broadcast Group, Inc.	6,575	93,496
Viacom, Inc., Class B*	400	16,652

		1,876,019

Metals & Mining (1.0%)
Alcoa, Inc.	8,300	336,399
Chaparral Steel	900	64,683
Cleveland Cliffs, Inc.	600	46,602
Freeport-McMoRan Copper & Gold, Inc., Class B	3,768	312,066
Nucor Corp.	4,840	283,866
Quanex Corp.	950	46,265
Southern Copper Corp.	3,760	354,417
Steel Dynamics, Inc.	2,490	104,356
U.S. Steel Corp.	4,140	450,225

		1,998,879

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.	4,660	81,084
CMS Energy Corp.	11,000	189,200
Detroit Edison Co.	200	9,644
Dominion Resources, Inc.	1,000	86,310

16

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Multi-Utilities (continued)
Northwestern Corp.	1,725	$54,872
PG&E Corp.	2,900	131,370
Scana Corp.	1,600	61,264
Sempra Energy	1,355	80,257
Xcel Energy, Inc.	9,400	192,418

		886,419

Multiline Retail (1.2%)
Big Lots, Inc.*	6,250	183,875
Family Dollar Stores, Inc.	2,400	82,368
J.C. Penney Co., Inc.	8,760	634,049
Kohl’s Corp.*	7,900	561,137
Macy’s, Inc.	6,310	251,012
Saks, Inc.	5,000	106,750
Target Corp.	7,700	489,720

		2,308,911

Office Electronics (0.1%)
Xerox Corp.*	12,010	221,945

Oil, Gas & Consumable Fuels (4.7%)
ChevronTexaco Corp.	15,330	1,291,399
Citic Resources Finance (c)	200,000	193,000
ConocoPhillips	11,900	934,150
Devon Energy Corp.	2,600	203,554
EOG Resources, Inc.	3,000	219,180
Exxon Mobil Corp.	38,180	3,202,539
Forest Oil Corp.*	1,050	44,373
Frontier Oil Corp.	1,300	56,901
Global Industries Ltd.*	2,925	78,449
Harvest Natural Resources, Inc.*	600	7,146
Hess Corp.	4,400	259,424
Holly Corp.	1,520	112,769
Marathon Oil Corp.	5,990	359,160
Mariner Energy, Inc.*	809	19,618
Meridian Resource Corp. (The)*	6,200	18,724
Occidental Petroleum Corp.	8,800	509,344
Overseas Shipholding Group, Inc.	1,280	104,192
Plains Exploration & Production Co.*	2,525	120,720
Pride International, Inc.*	3,100	116,126
Swift Energy Co.*	600	25,656
Tesoro Petroleum Corp.	1,700	97,155
USEC, Inc.*	1,300	28,574
Valero Energy Corp.	5,390	398,105
Western Refining, Inc.	1,700	98,260
XTO Energy, Inc.	8,300	498,830

		8,997,348

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	1,300	20,111
Domtar Corp.*	17,900	199,764

		219,875

Personal Products (0.1%)
Avon Products, Inc.	1,300	47,775
NBTY, Inc.*	2,380	102,816
Playtex Products, Inc.*	4,975	73,680

		224,271

Pharmaceuticals (3.6%)
Abbott Laboratories	17,700	947,835
Acadia Pharmaceuticals, Inc.*	1,100	15,037
Adams Respiratory Therapeutics, Inc.*	500	19,695
Alexion Pharmaceuticals, Inc.*	450	20,277
Arena Pharmaceuticals, Inc.*	700	7,693
Auxilium Pharmaceuticals, Inc.*	600	9,564
Bristol-Myers Squibb Co.	1,000	31,560
CombinatoRX Inc*	500	3,085
Cubist Pharmaceuticals, Inc.*	825	16,261
Cypress Bioscience, Inc.*	825	10,939
Eli Lilly & Co.	200	11,176
Forest Laboratories, Inc., Class A*	3,960	180,774
Johnson & Johnson	3,800	234,156
Keryx Biopharmaceuticals, Inc.*	800	7,816
King Pharmaceuticals, Inc.*	4,720	96,571
Merck & Co., Inc.	32,935	1,640,163
MGI Pharma, Inc.*	600	13,422
Mylan Laboratories, Inc.	3,720	67,667
Nastech Pharmaceutical Co., Inc.*	925	10,092
Pfizer, Inc.	38,240	977,797
Pozen, Inc.*	800	14,456
Progenics Pharmaceuticals, Inc.*	375	8,089
Regeneron Pharmaceuticals, Inc.*	900	16,128
Savient Pharmaceuticals, Inc.*	1,900	23,598
Schering-Plough Corp.	41,100	1,251,084
Sepracor, Inc.*	4,400	180,488
Viropharma, Inc.*	3,325	45,885
Watson Pharmaceutical, Inc.*	2,100	68,313
Wyeth	17,500	1,003,450

		6,933,071

Real Estate Investment Trusts (REITs) (0.8%)
Annaly Mortgage Management, Inc.	6,400	92,288
Anthracite Capital, Inc.	6,475	75,757
Apartment Investment & Management Co.	1,700	85,714

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,700	$173,621
Cousins Properties, Inc.	3,525	102,260
Equity Inns, Inc.	3,200	71,680
Equity Lifestyle Properties, Inc.	1,100	57,409
Home Properties of New York, Inc.	400	20,772
Hospitality Properties Trust	6,140	254,749
Host Hotels & Resorts, Inc.	4,100	94,792
iStar Financial, Inc.	1,830	81,124
Mid-America Apartment Communities, Inc.	125	6,560
Pennsylvania Real Estate Investment Trust	500	22,165
Post Properties, Inc.	700	36,491
Ramco-Gershenson Properties Trust	2,775	99,706
Sunstone Hotel Investors, Inc.	4,325	122,787
UDR, Inc.	2,800	73,640
Winston Hotels, Inc.	3,325	49,875

		1,521,390

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	2,270	82,855
Jones Lang Lasalle, Inc.	930	105,555

		188,410

Road & Rail (0.7%)
Arkansas Best Corp.	400	15,588
Burlington Northern Santa Fe Corp.	4,800	408,672
Con-way, Inc.	600	30,144
Norfolk Southern Corp.	12,600	662,382
Union Pacific Corp.	1,550	178,482

		1,295,268

Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	14,500	320,885
Amkor Technology, Inc.*	6,100	96,075
Applied Materials, Inc.	14,920	296,460
Asyst Technologies, Inc.*	1,000	7,230
Broadcom Corp.*	8,600	251,550
Cirrus Logic, Inc.*	4,625	38,387
Credence Systems Corp.*	2,100	7,560
Cymer, Inc.*	1,725	69,345
Intel Corp.	4,900	116,424
KLA-Tencor Corp.	500	27,475
Lam Research Corp.*	1,810	93,034
LSI Logic Corp.*	17,225	129,360
Maxim Integrated Products, Inc.	200	6,682
MEMC Electronic Materials, Inc.*	1,410	86,179
Micrel, Inc.	4,625	58,830
OmniVision Technologies, Inc.*	1,850	33,504
On Semiconductor Corp.*	8,750	93,800
Silicon Storage Technology, Inc.*	1,900	7,087
Texas Instruments, Inc.	4,400	165,572
Varian Semiconductor Equipment Associates., Inc.*	1,960	78,518
Xilinx, Inc.	19,300	516,661
Zoran Corp.*	400	8,016

		2,508,634

Software (1.8%)
Aspen Technology, Inc.*	5,950	83,300
BMC Software, Inc.*	6,690	202,707
Cadence Design Systems, Inc.*	4,240	93,110
Compuware Corp.*	8,600	101,996
EPIQ Systems, Inc.*	1,725	27,876
eSPEED, Inc.*	700	6,048
Fair Issac Corp.	200	8,024
Magma Design Automation, Inc.*	900	12,636
McAfee, Inc.*	2,900	102,080
Microsoft Corp.	60,050	1,769,674
MicroStrategy, Inc.*	400	37,796
Oracle Corp.*	36,035	710,250
Pegasystems, Inc.	700	7,651
Sybase, Inc.*	1,650	39,419
Symantec Corp.*	6,950	140,390
Synopsys, Inc.*	6,015	158,976

		3,501,933

Specialty Retail (1.1%)
Abercrombie & Fitch Co.	2,400	175,152
Advance Auto Parts, Inc.	1,500	60,795
American Eagle Outfitters Ltd.	3,330	85,448
AutoZone, Inc.*	650	88,803
Barnes & Noble, Inc.	2,125	81,749
Best Buy Co., Inc.	1,000	46,670
Blockbuster, Inc.*	2,100	9,051
Books-A-Million, Inc.	900	15,246
Carmax, Inc.*	6,600	168,300
Coach, Inc.*	5,300	251,167
CSK Auto Corp.*	1,050	19,320
Dick’s Sporting Goods, Inc.*	900	52,353
Home Depot, Inc. (The)	1,700	66,895
Nike, Inc.	6,700	390,543
Payless ShoeSource, Inc.*	4,150	130,932

18

Common Stocks - Long Positions (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Specialty Retail (continued)
RadioShack Corp.	2,600	$86,164
Sherwin Williams Co.	1,305	86,743
Staples, Inc.	14,000	332,220
TJX Cos., Inc.	1,100	30,250

		2,177,801

Telephones (0.0%)
Consolidated Communications Holdings, Inc.	2,300	51,980
Rural Cellular Corp.*	1,000	43,810

		95,790

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	1,630	98,729

Thrifts & Mortgage Finance (0.6%)
Clayton Holdings, Inc.*	1,300	14,807
Corus Bankshares, Inc.	1,325	22,870
Countrywide Credit Industries, Inc.	5,600	203,560
Fannie Mae	7,950	519,373
Federal Agricultural Mortgage Corp., Class C	4,175	142,868
Freddie Mac	400	24,280
MGIC Investment Corp.	4,500	255,870
Ocwen Financial Corp.*	700	9,331

		1,192,959

Tobacco (1.2%)
Alliance One International, Inc.*	12,200	122,610
Altria Group, Inc.	25,020	1,754,903
Loews Corp. - Carolina Group	1,275	98,519
Reynolds American, Inc.	4,680	305,136
UST, Inc.	1,670	89,696

		2,370,864

Trading Companies & Distributors (0.1%)
BlueLinx Holdings, Inc.	3,700	38,813
Grainger (W.W.), Inc.	1,700	158,185

		196,998

Wireless Telecommunication Services (0.1%)
Dobson Communications Corp., Class A*	5,575	61,938
Sprint Nextel Corp.	8,300	171,894
U.S.A. Mobility, Inc.	400	10,704
		244,536

		100,950,384

Total Common Stocks — Long Positions (Cost $109,541,447)		128,901,082

Aerospace & Defense (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	$15,000	$13,912

Automobiles (0.0%)
Ford Motor Credit Co. LLC, 7.80%, 06/01/12	15,000	14,633
TRW Automotive, Inc., 7.25%, 03/15/17 (d)	5,000	4,762

		19,395

Banks (1.0%)
Credit Agricole, 6.64%, 05/31/49	125,000	121,508
Depfa ACS Bank, 5.13%, 03/16/37 (d)	280,000	256,567
Glitner Banki HF, 5.80%, 01/21/11 (b) (d)	240,000	241,327
HBOS PLC, 5.92%, 09/29/49 (d)	200,000	187,573
HBOS Treasury Services NY, 5.25%, 02/21/17 (d)	275,000	269,793
Kaupthing Bank, 5.75%, 10/04/11 (d)	145,000	144,500
Lloyds TSB Group PLC, 6.27%, 12/31/49 (b) (d)	95,000	90,125
Mizuho Capital Investment 1 Ltd., 6.69%, 06/30/46 (d) (e)	94,000	92,946
Societe Generale, 5.92%, 12/31/49 (d)	155,000	150,076
Standard Chartered PLC, 6.41%, 12/01/47	200,000	190,723
Woori Bank, 5.75%, 03/13/14 (d)	160,000	160,010

		1,905,148

Commercial Services & Supplies (0.0%) (d)
Quebecor World Capital Corp., 8.75%, 03/15/16	10,000	9,850

Consumer Finance (0.3%)
Core Invest Grade Trust, 4.64%, 11/30/07	583,696	581,449

 19

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Consumer Goods (0.0%)
Constellation Brands, Inc., 7.25%, 09/01/16	$15,000	$14,625
Jostens, Inc., 7.63%, 10/01/12	15,000	14,925

		29,550

Diversified Financial Services (0.3%)
Countrywide Home Loans, 5.80%, 06/07/12	280,000	278,029
Residential Capital Corp., 6.38%, 06/30/10	360,000	355,353

		633,382

Electric Power (0.4%)
Appalachian Power Co., 5.80%, 10/01/35	110,000	101,376
Dominion Resources, Inc. 5.15%, 07/15/15	120,000	113,977
7.20%, 09/15/14	95,000	103,773
8.13%, 06/15/10	50,000	53,840
ITC Holdings, Corp., 6.38%, 09/30/36 (d)	50,000	48,026
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	170,000	164,238
NRG Energy, Inc., 7.38%, 02/01/16	15,000	15,038
Ohio Power Co., 6.00%, 06/01/16	80,000	80,076
Pacificorp, 4.30%, 09/15/08	125,000	123,336

		803,680

Energy Companies (0.2%)
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	18,950
Kinder Morgan Energy Partners, 6.50%, 02/01/37	130,000	125,050
Oneok Partners LP 5.90%, 04/01/12	115,000	115,553

		259,553

Entertainment (0.0%)
WMG Holdings Corp. 0.00%, 12/15/14	10,000	7,600

Gaming (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	30,000	27,150

Health Care Providers & Services (0.0%)
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	45,450
HCA, Inc. (d) 9.25%, 11/15/16	10,000	10,650
9.63%, 11/15/16	10,000	10,750

		66,850

Insurance (0.2%)
Stingray Pass Through, 5.90%, 01/12/15 (d)	180,000	166,855
XLCapital Ltd., 6.50%, 12/31/49	220,000	206,621

		373,476

Manufacturing (0.2%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	30,000	25,800
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	124,568
Georgia-Pacific Corp., 7.70%, 06/15/15	25,000	24,750
Huntsman LLC, 11.50%, 07/15/12	30,000	33,300
Nalco Co., 7.75%, 11/15/11	10,000	10,075
Owens Corning, Inc., 7.00%, 12/01/36 (d)	120,000	116,929
Owens-Brockway Glass Container, 8.25%, 05/15/13	10,000	10,350
Polyone Corp., 10.63%, 05/15/10	6,000	6,300
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,625
WMG Acquisition Corp., 7.38%, 04/15/14	15,000	13,950

		391,647

Media (0.0%)
DIRECTV Holdings LLC, 6.38%, 06/15/15	20,000	18,800

Multiline Retail (0.1%)
Wal-Mart Stores Inc., 5.38%, 04/05/17	150,000	145,682

20

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels (0.4%)
Canadian Natural Resources, 6.25%, 03/15/38	$65,000	$61,502
Gazprom Intl SA, 7.20%, 02/01/20	175,000	180,635
Qatar Petroleum, 5.58%, 05/30/11 (d)	195,558	195,508
Ras Laffan, 5.83%, 09/30/16 (d)	250,000	245,778
Valero Energy Corp., 6.63%, 06/15/37	90,000	89,585

		773,008

Other Financial (3.1%)
American General Finance Corp., 4.50%, 11/15/07	330,000	329,090
Arch Western Finance, 6.75%, 07/01/13	10,000	9,600
Axa SA, 6.47%, 12/31/49 (d)	110,000	99,228
Capital One Finance, 7.69%, 08/15/36	50,000	51,495
Citigroup/ Deutsche Bank Commercial Mortgage, 5.32%, 12/11/49	520,000	498,811
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,600
Ford Motor Credit Co., 6.93%, 01/15/10 (b)	15,000	14,802
General Motors Acceptance Corp., 6.88%, 08/28/12	25,000	24,433
Goldman Sachs Group, Inc. 5.63%, 01/15/17	105,000	100,633
5.79%, 12/29/49	150,000	146,392
5.95%, 01/15/27	150,000	140,941
Iirsa Norte Finance Ltd., 8.75%, 05/30/24	105,044	123,427
K. Hovnanian Enterprises, 8.63%, 01/15/17	10,000	9,600
Lehman Brothers Holdings, 5.25%, 02/06/12	165,000	162,183
Lehman Brothers Capital Trust VII, 5.86%, 11/29/49	135,000	132,240
Lehman Brothers Holdings, 5.75%, 01/03/17	135,000	131,153
Liberty Mutual Group, 7.50%, 08/15/36 (d)	105,000	106,488
Lincoln National Corp., 7.00%, 05/17/66	140,000	143,651
Merrill Lynch & Co., 6.22%, 09/15/26	110,000	107,174
MetLife, Inc., 6.40%, 12/15/36	100,000	92,635
Mizuho JGB Investment, 9.87%, 12/31/49 (d) (e)	190,000	197,509
Mizuho Preferred Capital, 8.79%, 12/29/49 (d) (e)	310,000	319,085
MUFG Capital Finance 1 Ltd., 6.35%, 07/29/49 (e)	100,000	98,258
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	390,970
Regions Financing Trust II, 6.63%, 05/15/47	150,000	143,485
Reinsurance Group of America, Inc., 6.75%, 12/15/65	105,000	102,333
Residential Capital Corp., 6.13%, 11/21/08	315,000	312,125
Shinsei Finance, 7.09%, 07/25/16 (b) (d)	225,000	224,227
SMFG Preferred Capital, 6.08%, 12/31/49 (d)	215,000	206,832
SocGen Real Estate LLC, 7.64%, 12/29/49 (d) (e)	90,000	90,437
Suntrust Preferred Capital I, 5.85%, 12/31/49	150,000	149,095
Swiss RE Capital I LP, 6.85%, 05/25/49 (d)	300,000	301,771
Travellers Companies Inc, 6.25%, 03/15/67	135,000	129,728
Ukraine Government, 6.88%, 03/04/11	170,000	173,230
United Mexican States, 8.00%, 09/24/22	225,000	269,550
Verizon Global Funding Corp., 5.85%, 09/15/35	85,000	77,962
Washington Mutual, 6.67%, 12/15/16 (d)	200,000	190,927
Washington Mutual PFD FDG, 6.63%, 12/31/49 (d)	200,000	193,024

		6,004,124

Service Companies (0.3%)
Acco Brands Corp., 7.63%, 08/15/15	25,000	24,563
Charter Communications LLC, 8.00%, 04/30/12 (d)	20,000	20,250

 21

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)

	Shares or
	Principal Amount	Value

Service Companies (continued)
CVS Corp., 6.04%, 12/10/28 (d)	$123,670	$120,025
Home Depot, Inc., 5.88%, 12/16/36	125,000	111,375
Iron Mountain, Inc. 6.63%, 01/01/16	35,000	32,113
7.75%, 01/15/15	10,000	9,750
Service Corporation International, 7.38%, 10/01/14	30,000	30,150
Time Warner, Inc. 5.88%, 11/15/16 (d)	125,000	121,575
6.50%, 11/15/36	85,000	80,705
6.55%, 05/01/37 (d)	95,000	91,818

		642,324

Telephones (0.5%)
AT&T, Inc., 6.80%, 05/15/36	195,000	201,961
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,712
Dobson Cellular Systems, 8.38%, 11/01/11	10,000	10,450
Echostar DBS Corp., 7.13%, 02/01/16	15,000	14,662
Qwest Communications International, 8.86%, 02/15/09 (b)	14,000	14,140
Qwest Corp., 8.88%, 03/15/12	5,000	5,388
Sprint Nextel Corp, 6.00%, 12/01/16	300,000	284,596
Telefonica Emisiones, 5.86%, 02/04/13	260,000	259,436
Verizon Communications, Inc., 6.25%, 04/01/37	40,000	38,569

		844,914

Transportation (0.1%) (d)
Nakilat, Inc., 6.07%, 12/31/33	130,000	121,818

Total Corporate Bonds (Cost $14,063,018)		13,673,312

Commercial Paper (6.0%)
Alpine Securitization, 5.33%, 07/03/07 (f)	1,000,000	999,850
Atlantic Asset Securitization LLC, 5.29%, 07/18/07	1,000,000	997,610
Barton Capital Corporation, 5.34%, 07/12/07 (f)	1,000,000	998,390
Cafco LLC, 5.33%, 07/17/07 (f)	1,000,000	997,662
Cancara Asset Securitisation LLC, 5.35%, 07/12/07 (f)	1,000,000	998,387
CRC Funding LLC, 5.35%, 07/31/07 (f)	750,000	746,703
Galleon Capital, 5.35%, 07/09/07 (f)	1,000,000	998,950
Lexington Parker Capital Company, 5.32%, 07/09/07 (f)	1,000,000	998,834
Market Street Funding, 5.35%, 07/09/07 (f)	750,000	749,212
Ranger Funding Co, 5.36%, 07/17/07 (f)	750,000	748,237
Scaldis Capital LLC, 5.34%, 07/10/07 (f)	1,000,000	998,800
Ticonderoga Funding LLC, 5.27%, 07/06/07 (f)	1,250,000	1,249,250

Total Commercial Paper (Cost $11,481,137)		11,481,885

Mortgage-Backed Obligations (16.6%)
Federal Home Loan Mortgage Corporation
5.00%, 11/15/28	552,888	546,691
5.85%, 11/01/36	699,812	701,840
6.00%, 02/01/35	189,603	188,194
6.50%, 09/25/33	349,897	353,799
6.50%, 05/15/35	242,951	247,197
6.75%, 03/15/31	375,000	429,168
Federal Home Loan Mortgage Corporation TBA
5.00%, 08/15/36	157,000	147,089
5.50%, 08/15/36	720,000	694,125
5.50%, 07/15/37	685,000	660,597

22

Mortgage-Backed Obligations (continued)

	Shares or
	Principal Amount	Value

Federal National Mortgage Association
5.25%, 09/15/16	$990,000	$975,281
6.50%, 10/25/33	322,011	325,581
6.50%, 10/25/33	322,011	325,581
6.50%, 12/25/33	315,001	318,566
6.50%, 12/25/33	271,128	274,231
6.50%, 01/25/34	276,066	279,250
6.50%, 02/01/35	324,742	328,226
6.63%, 11/15/30	30,000	33,809
Federal National Mortgage Association TBA
4.50%, 08/15/21	550,000	521,812
4.50%, 07/01/35	600,000	545,437
5.00%, 08/01/33	2,690,000	2,519,352
5.00%, 07/01/37	1,260,000	1,180,462
5.50%, 07/15/22	586,000	577,210
5.50%, 07/01/37	1,650,000	1,545,844
6.00%, 08/01/17	1,135,000	1,139,610
6.00%, 06/01/22	6,280,000	6,307,475
6.00%, 08/15/36	570,000	563,410
6.50%, 08/15/36	1,210,000	1,220,210
6.50%, 07/15/37	1,550,000	1,564,531
7.00%, 04/01/37	3,345,015	3,434,634
7.00%, 04/01/37	527,847	541,989
Government National Mortgage Association TBA
5.50%, 07/15/35	815,000	790,804
6.00%, 07/15/35	690,000	686,335
6.50%, 07/01/34	1,185,000	1,203,516
Merrill Lynch/ Countrywide Commercial Mtge 5.49%, 03/12/51	245,000	237,366
5.81%, 06/12/50	595,000	589,197

Total Mortgage-Backed Obligations (Cost $32,238,605)		31,998,419

Asset-Backed Securities (6.7%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	360,505	355,995
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	248,668
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	364,585
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, Series 03-C4, Class C4, 3.65%, 07/15/11	520,000	509,872
Citigroup Commercial Mortgage Trust, Series 06-C4, Class A3, 5.72%, 03/15/49 (b)	265,000	263,906
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	551,229	541,669
Countrywide Alternative Loan Trust, Series 06-J5, Class 1A1, 6.50%, 09/25/36	740,704	742,558
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	177,754
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3, 5.91%, 06/15/38	400,000	400,983
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	270,000	276,022
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	86,332	86,785
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	465,967
First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36	457,677	455,108
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.26%, 10/15/10	875,000	873,628
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,167,834

 23

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

Asset-Backed Securities (continued)

	Shares or
	Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	$360,000	$348,523
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	268,118
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.76%, 09/25/34 (b)	162,803	163,566
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	455,053
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, 02/15/31	250,000	238,803
LB-UBS Commercial Mortgage Trust, Series 06-C4, Class A4, 5.90%, 06/15/38 (b)	190,000	191,385
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	479,016
Merrill Lynch Mortgage Trust, Series 06-C1, Class A4, 5.84%, 05/12/39	120,000	119,145
Morgan Stanley Capital I, Series 07-IQ13, Class A4, 5.36%, 03/15/44	350,000	336,394
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	378,343
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	247,667
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 02/20/44 (b)	275,000	265,886
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	240,682
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	51,705	51,165
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	290,849	287,485
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	251,357
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 5.82%, 07/25/32 (b)	13,732	13,736
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 5.90%, 07/25/33 (b)	21,767	21,774
Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	745,898
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	119,246	117,431
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	116,869	115,767
Wachovia Asset Securitization, Inc., Series 03-HE2, Class A1, 5.58%, 07/25/33 (b)	56,105	54,345
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3, 6.01%, 06/15/45	265,000	267,413
Wmalt Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6.00%, 07/25/36	308,915	306,841

Total Asset-Backed Securities (Cost $13,221,518)		12,897,127

Cash Equivalent (4.7%) (b)
AIM Liquid Assets Portfolio	9,098,653	9,098,653

Sovereign Bonds (0.5%)
Federal Republic of Brazil, 12.25%, 03/06/30	45,000	76,050
Republic of Argentina, 5.48%, 08/03/12 (b)	205,000	149,650
Republic of Guatemala, 9.25%, 08/01/13	50,000	58,313

24

Sovereign Bonds (continued)

	Shares or
	Principal Amount	Value

Republic of Peru 6.55%, 03/14/37	$141,600	$142,308
7.35%, 07/21/25	75,000	83,475
Russian Federation, 12.75%, 06/24/28	100,000	176,197
Ukraine Government 6.58%, 11/21/16 (d)	100,000	99,125
6.58%, 11/21/16	210,000	212,205

Total Sovereign Bonds (Cost $990,992)		997,323

Options Purchased (0.0%)
Federal Funds Put Option, expiring July 2007 (strike price 94.75)	25	261
Federal Funds Put Option, expiring July 2007 (strike price 94.813)	18	4,500
U.S. Put Note Option, expiring Sep 2007 (strike price 101)	4	125
U.S. Put Note Option, expiring Sep 2007 (strike price 102)	4	875

Total Options Purchased (Cost $6,894)		5,761

U.S. Government Sponsored & Agency Obligations (0.8%)
United States (0.8%)
U.S. Treasury Bills, 5.03%, 08/09/07	$40,000	39,810
U.S. Treasury Bonds, 8.88%, 02/15/19	200,000	264,500
U.S. Treasury Notes 4.63%, 02/29/08	1,195,000	1,191,733
5.13%, 06/30/08	10,000	10,009

Total U.S. Government Sponsored & Agency Obligations (Cost $1,479,886)		1,506,052

United States (1.1%)
Federal National Mortgage Association TBA	2,150,000	2,073,406

United States (0.1%)
U.S. Treasury Notes 4.13%, 05/15/15	175,000	164,924
4.25%, 11/30/07	25,000	24,934
4.50%, 02/15/36	55,000	49,801
4.75%, 05/31/12	45,000	44,648

Total U.S. Treasury Notes (Cost $290,706)		284,307

Total Investments (Cost $194,480,702) (d) — 110.6%		212,917,327
Liabilities in excess of other assets — (10.6)%		(20,404,740

NET ASSETS — 100.0%		$192,512,587

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(c)	Illiquid security.

(d)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(f)	The rate reflected in the Statement of Investments is the effective yield as of June 30, 2007.

ADR	American Depository Receipt

AMBAC	Insured by American Municipal Bond Insurance Corp.

BM	Bermuda

LP	Limited Partnership

MBIA	Insured by Municipal Bond Insurance Organization

TBA	To Be Announced.

 25

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund (Continued)

At June 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australia Dollar	08/07/07	(215,580)	$(178,878)	$(182,534)	$(3,656)
Swiss Franc	08/07/07	(160,759)	(131,921)	(132,031)	(110)
Euro	08/07/07	(943,306)	(1,281,610)	(1,278,276)	3,334
British Sterling Pound	08/07/07	(72,449)	(143,329)	(145,395)	(2,066)
Hong Kong Dollar	08/07/07	(3,040,065)	(389,647)	(389,198)	449
Japanese Yen	08/07/07	(8,943,844)	(75,241)	(73,023)	2,218
Norwegian Krone	08/07/07	(1,123,554)	(188,014)	(190,758)	(2,744)

Total Short Contracts			$(2,388,640)	$(2,391,215)	$(2,575)

Long Contracts:
Australia Dollar	08/07/07	706,385	$577,137	$598,106	$20,969
Swiss Franc	08/07/07	493,679	409,203	405,459	(3,744)
Euro	08/07/07	267,000	359,019	361,812	2,793
British Sterling Pound	08/07/07	132,119	262,270	265,143	2,873
Norwegian Krone	08/07/07	898,577	149,135	152,562	3,427
Swedish Krone	08/07/07	3,394,024	504,958	497,385	(7,573)
Singapore Dollar	08/07/07	186,527	123,606	122,279	(1,327)

Total Long Contracts			$2,385,328	$2,402,746	$17,418

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

13	CAC40 10 Euro	09/21/07	$1,075,548	$(1,296)
8	DAX INDEX	09/30/07	2,186,540	37,402
16	DJ EURO STOXX 50	09/30/07	977,630	(12,788)
9	LONG GILT	09/15/07	1,874,526	(35,240)
15	HANG SENG IDX	07/31/07	2,098,281	(5,861)
3	JPN 10Y	09/10/07	3,216,879	14,265

			$11,429,404	$(3,518)

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

8	S&P ASX 200 IDX	09/21/07	$(1,064,079)	$19,903
6	S&P/ TSE 60 IX	09/30/07	(906,930)	(22,561)
5	IBEX 35 INDEX	07/31/07	(1,003,072)	16,718
9	EURO-BUND	09/06/07	(1,348,910)	11,491
11	FTSE 100	09/21/07	(1,466,137)	15,493
17	TOPIX INDX	09/30/07	(2,451,060)	5,869

			$(8,240,188)	$46,913

The following is a summary of written option activity for the period ended June 30, 2007, by the Fund (Dollar amounts in thousands):

		Premiums
Call Options Received	To Contract	Received

Balance at beginning of period	2	$1
Options written	44	5
Options expired	(14)	(2)

Options outstanding at end of period	32	$4

At June 30, 2007, the Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

							Unrealized
		Expiration	Exercise	Number of	Premiums		Appreciation
Contracts	Type	Date	Price	Contracts	Received	Value	(Depreciation)

Fed Funds Option	Put	August 2007	103.00	16	$1,391	$1,000	$(391)
Fed Funds Option	Put	August 2007	103.50	8	352	1250	898
Fed Funds Option	Put	September 2007	102.00	4	676	250	(426)
Fed Funds Option	Put	September 2007	103.00	4	1,238	438	(800)

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS							$(719)

26

Statement of Securities Sold Short
June 30, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Common Stocks - Short Positions (0.0%)

	Shares or
	Principal Amount	Value

UNITED STATES (0.0%)
Consumer Finance (0.0%)
Discovery Financial Services*	$100	$2,850

Mortgage-Backed Obligations — Short Positions (1.4%)
Federal National Mortgage Association TBA, 5.50%, 08/01/19	30,000	29,541
Federal National Mortgage Association TBA, 6.50%, 08/01/30	120,000	121,013
Federal National Mortgage Association TBA, 6.50%, 07/15/37	1,990,000	2,008,656
Federal National Mortgage Association TBA, 7.00%, 07/01/36	550,000	564,609

Total Mortgage-Backed Obligations — Short Positions (Proceeds $2,723,380)		2,723,819

Total Securities Sold Short (Proceeds $2,726,343) (a) — 1.4%		$2,726,669

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

TBA	To Be Announced.

See accompanying notes to financial statements.

 27

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

J.P. Morgan
NVIT
Balanced Fund

Assets:
Investments, at value (cost $194,480,702)	$212,917,327
Deposits with brokers for futures	5,063
Foreign currencies, at value (cost $384,120)	389,203
Interest and dividends receivable	703,557
Receivable for capital shares issued	40,587
Receivable for investments sold	34,377,301
Unrealized appreciation on forward foreign currency contracts	37,147
Reclaims receivable	47,708
Receivable for variation margin on futures contracts	64,821
Prepaid expenses	2,080

Total Assets	248,584,794

Liabilities:
Payable to custodian	274,073
Call options written, at value (premiums received $3,657)	2,938
Payable for investments purchased	52,780,519
Unrealized depreciation on forward foreign currency contracts	22,304
Payable for capital shares redeemed	74,231
Securities sold short, at value (Proceeds $2,726,343)	2,726,669
Accrued expenses and other payables:
Investment advisory fees	116,328
Fund administration and transfer agent fees	22,497
Administrative servicing fees	20,212
Compliance program costs	2,694
Other	29,742

Total Liabilities	56,072,207

Net Assets	$192,512,587

Represented by:
Capital	$167,342,881
Accumulated net investment loss	(6,385)
Accumulated net realized gains from investment transactions, futures, options and foreign currency transactions	6,610,651
Net unrealized appreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	18,565,440

Net Assets	$192,512,587

Net Assets:
Class I Shares	$144,902,727
Class IV Shares	47,609,860

Total	$192,512,587

Shares outstanding (unlimited number of shares authorized):
Class I Shares	13,068,845
Class IV Shares	4,293,432

Total	17,362,277

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$11.09
Class IV Shares	$11.09

See accompanying notes to financial statements.

28

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

J.P. Morgan
NVIT
Balanced Fund

INVESTMENT INCOME:
Interest income	$1,898,920
Dividend income	1,485,459
Foreign tax withholding	(18,101)

Total Income	3,366,278

Expenses:
Investment advisory fees	717,708
Fund administration and transfer agent fees	93,381
Administrative servicing fees Class I Shares	108,089
Administrative servicing fees Class IV Shares	32,233
Custodian fees	374
Trustee fees	4,667
Compliance program costs (Note 3)	1,400
Other	39,358

Total expenses before earnings credit	997,210
Earnings credit (Note 6)	(187)

Net Expenses	997,023

Net Investment Income	2,369,255

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	8,043,218
Net realized losses on futures transactions	(908,370)
Net realized losses on option transactions	(11,973)
Net realized gains on foreign currency transactions	89,850

Net realized gains on investment transactions, futures, options and foreign currency transactions	7,212,725

Net change in unrealized appreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	113,742

Net realized/unrealized gains (losses) on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	7,326,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,695,722

See accompanying notes to financial statements.

 29

Statements of Changes in Net Assets

	J.P. Morgan NVIT Balanced Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$2,369,255	$4,751,767
Net realized gains on investment transactions, futures, options and foreign currency transactions	7,212,725	10,980,152
Net change in unrealized appreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	113,742	8,226,471

Change in net assets resulting from operations	9,695,722	23,958,390

Distributions to shareholders from:
Net investment income:
Class I	(1,840,990)	(3,718,752)
Class IV	(591,757)	(1,110,742)
Net realized gains:
Class I	(3,971,841)	–
Class IV	(1,304,687)	–

Change in net assets from shareholder distributions	(7,709,275)	(4,829,494)

Change in net assets from capital transactions	(12,212,103)	(42,763,019)

Change in net assets	(10,225,656)	(23,634,123)
Net Assets:
Beginning of period	202,738,243	226,372,366

End of period	$192,512,587	$202,738,243

Accumulated net investment income (loss) at end of period	$(6,385)	$57,107

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,229,346	$6,957,239
Dividends reinvested	5,812,807	3,718,752
Cost of shares redeemed	(20,634,002)	(49,098,573)

	(11,591,849)	(38,422,582)

Class IV Shares
Proceeds from shares issued	1,203,915	1,636,045
Dividends reinvested	1,896,436	1,110,742
Cost of shares redeemed	(3,720,605)	(7,087,224)

	(620,254)	(4,340,437)

Change in net assets from capital transactions	$(12,212,103)	$(42,763,019)

See accompanying notes to financial statements.

30

Statements of Changes in Net Assets (Continued)

	J.P. Morgan NVIT Balanced Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	287,290	671,394
Reinvested	525,237	356,176
Redeemed	(1,827,213)	(4,746,078)

	(1,014,686)	(3,718,508)

Class IV Shares
Issued	106,107	156,782
Reinvested	171,383	106,328
Redeemed	(329,420)	(682,448)

	(51,930)	(419,338)

Total change in shares	(1,066,616)	(4,137,846)

See accompanying notes to financial statements.

 31

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

J.P. Morgan NVIT Balanced Fund

					Distributions
		Investment Activities
			Net
			Realized and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net		Net Asset
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)

Class I Shares
For the year ended December 31, 2002	$9.40	$0.19	$(1.34)	$(1.15)	$(0.19)	$–	$(0.19)	$8.06	(12.31%	)
For the year ended December 31, 2003	$8.06	$0.15	$1.32	$1.47	$(0.15)	$–	$(0.15)	$9.38	18.41%
For the year ended December 31, 2004	$9.38	$0.19	$0.60	$0.79	$(0.19)	$–	$(0.19)	$9.98	8.49%
For the year ended December 31, 2005	$9.98	$0.20	$0.05	$0.25	$(0.20)	$–	$(0.20)	$10.03	2.54%
For the year ended December 31, 2006	$10.03	$0.24	$0.97	$1.21	$(0.24)	$–	$(0.24)	$11.00	12.25%
For the six months ended June 30, 2007 (Unaudited)	$11.00	$0.14	$0.40	$0.54	$(0.14)	$(0.31)	$(0.45)	$11.09	4.98%
Class IV Shares
For the year ended December 31, 2003 (e)	$8.23	$0.11	$1.16	$1.27	$(0.12)	$–	$(0.12)	$9.38	15.47%
For the year ended December 31, 2004	$9.38	$0.19	$0.60	$0.79	$(0.19)	$–	$(0.19)	$9.98	8.54%
For the year ended December 31, 2005	$9.98	$0.21	$0.05	$0.26	$(0.21)	$–	$(0.21)	$10.03	2.62%
For the year ended December 31, 2006	$10.03	$0.24	$0.98	$1.22	$(0.25)	$–	$(0.25)	$11.00	12.30%
For the six months ended June 30, 2007 (Unaudited)	$11.00	$0.14	$0.40	$0.54	$(0.14)	$(0.31)	$(0.45)	$11.09	4.98%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratio of		Ratio of Net
			Net	Ratio of	Investment
			Investment	Expenses	Income
	Net Assets	Ratio of	Income	(Prior to	(Prior to
	at End of	Expenses	to Average	Reimbursements)	Reimbursements)
	Period	to Average	Net	to Average Net	to Average Net	Portfolio
	(000s)	Net Assets (b)	Assets (b)	Assets (b) (c)	Assets (b) (c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	$147,289	0.99%	2.22%	1.00%	2.21%	297.08%
For the year ended December 31, 2003	$182,056	0.98%	1.80%	(f)	(f)	310.16%
For the year ended December 31, 2004	$189,232	0.98%	1.96%	(f)	(f)	293.17%
For the year ended December 31, 2005	$178,569	0.99%	1.97%	(f)	(f)	328.26%
For the year ended December 31, 2006	$154,931	1.01%	2.22%	(f)	(f)	312.59%
For the six months ended June 30, 2007 (Unaudited)	$144,903	1.01%	2.39%	1.01%	2.39%	116.41%
Class IV Shares
For the year ended December 31, 2003 (e)	$50,811	0.91%	1.79%	0.96%	1.74%	310.16%
For the year ended December 31, 2004	$51,061	0.91%	2.02%	0.98%	1.95%	293.17%
For the year ended December 31, 2005	$47,803	0.91%	2.05%	0.99%	1.96%	328.26%
For the year ended December 31, 2006	$47,807	0.97%	2.26%	1.01%	2.22%	312.59%
For the six months ended June 30, 2007 (Unaudited)	$47,610	1.00%	2.40%	1.00%	2.40%	116.41%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)	There were no fee waivers/reimbursements during the period.

See accompanying notes to financial statements.

[Additional columns below]

[Continued from above table, first column(s) repeated]

32

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the J.P. Morgan NVIT Balanced Fund (the “Fund”), (formerly, “J.P. Morgan GVIT Balanced Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

 33

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

34

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

 35

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$192,757,111	$20,011,018	$(2,577,470)	$17,433,547

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. JPMorgan Investment Management, Inc. (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

36

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $100 million	0.75%

$100 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $321,757 for the six months ended June 30, 2007.

As of the six months ended June 30, 2007, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA would be:

Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year
2004	2005	2006

$32,438	$41,390	$16,988

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, the BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder

 37

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $148,423 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $1,400.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $229,313,664 and sales of $248,047,186.

For the six months ended June 30, 2007, the Fund had purchases of $184,462,622 and sales of $186,177,654 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

38

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 39

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

38

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 39

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

40

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 41

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

42

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the S&P 500 Index (60%) and the Lehman Brothers Aggressive Bond Index (40%), for the one-, three-, and five-year periods. The Board also considered that the performance of the Fund’s Class I shares had ranked in the second quintile of the Fund’s Lipper-constructed Performance Group over the one-year period, the fifth quintile over the two-year period, the third quintile over the three- and four-year periods and the fourth quintile over the five-year period. Although the Fund underperformed compared with its peer group over the two- and five-year periods, the Board found that: (i) one-year performance had been good; (ii) recent performance had been very good; and (iii) during the year, changes were made to the Fund’s mandate to get more exposure to small-cap and international securities to improve the Fund’s performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses place the Fund in the third quintile. The Board found that the Fund’s advisory fee was within the range of fees charged by its peer group. Based on its review, the Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated

 43

Supplemental Information (Unaudited) (Continued)

investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT	AGAINST	618,245.021 shares	1.903%
High Income Bond Fund)	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index Fund	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT International	AGAINST	2,758.318 shares	0.062%
Index Fund)	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT International	AGAINST	333,588.902 shares	1.554%
Value Fund)	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

44

		Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

Nationwide Multi-Manager NVIT	FOR	7,632,918.513 shares	92.700%
Small Cap Growth Fund	AGAINST	149,458.111 shares	1.816%
(Formerly GVIT Small Cap	ABSTAIN	451,583.036 shares	5.484%
Growth Fund)	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager NVIT	FOR	48,649,396.525 shares	92.816%
Small Cap Value Fund	AGAINST	979,183.753 shares	1.868%
(Formerly GVIT Small Cap	ABSTAIN	2,786,133.102 shares	5.316%
Value Fund)	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager NVIT	FOR	29,903,181.700 shares	91.311%
Small Company Fund	AGAINST	838,774.923 shares	2.561%
(Formerly GVIT Small Company Fund)	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing	FOR	21,0177,889.443 shares	91.460%
Markets Fund	AGAINST	424,272.958 shares	1.841%
(Formerly Gartmore GVIT	ABSTAIN	1,543,850.729 shares	6.699%
Developing Markets Fund)	TOTAL	23,046,013.130 shares

Gartmore NVIT Emerging	FOR	17,050,534.593 shares	92.371%
Markets Fund	AGAINST	526,574.722 shares	2.853%
(Formerly Gartmore GVIT	ABSTAIN	881,608.905 shares	4.776%
Emerging Markets Fund)	TOTAL	18,458,718.220 shares

Nationwide NVIT Global	FOR	1,554,847.333 shares	95.589%
Financial Services Fund	AGAINST	19,539.033 shares	1.201%
(Formerly Gartmore GVIT	ABSTAIN	52,206.494 shares	3.210%
Global Financial Services Fund)	TOTAL	1,626,592.860 shares

Nationwide NVIT Global Health	FOR	4,722,963.678 shares	92.815%
Sciences Fund	AGAINST	157,979.030 shares	3.104%
(Formerly Gartmore GVIT	ABSTAIN	207,642.222 shares	4.081%
Global Health Sciences Fund)	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology	FOR	8,585,472.039 shares	93.551%
and Communications Fund	AGAINST	102,267.977 shares	1.114%
(Formerly Gartmore GVIT	ABSTAIN	489,577.634 shares	5.335%
Global Technology and Communications Fund)	TOTAL	9,177,317.650 shares

Gartmore NVIT Global	FOR	4,123,270.549 shares	91.923%
Utilities Fund	AGAINST	122,001.533 shares	2.720%
(Formerly Gartmore GVIT	ABSTAIN	240,276.088 shares	5.357%
Global Utilities Fund)	TOTAL	4,485,548.170 shares

Nationwide NVIT Government	FOR	88,471,567.462 shares	92.024%
Bond Fund	AGAINST	1,825,645.181 shares	1.899%
(Formerly Gartmore GVIT	ABSTAIN	5,841,990.727 shares	6.077%
Government Bond Fund)	TOTAL	96,139,203.370 shares

 45

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT	AGAINST	409,826.402 shares	2.469%
Growth Fund)	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

Gartmore NVIT International	FOR	6,251,419.070 shares	93.569%
Growth Fund	AGAINST	139,618.548 shares	2.090%
(Formerly Gartmore GVIT	ABSTAIN	290,025.592 shares	4.341%
International Growth Fund)	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor	FOR	49,489,224.549 shares	90.688%
Destinations Aggressive Fund	AGAINST	1,385,396.474 shares	2.539%
(Formerly Gartmore GVIT	ABSTAIN	3,696,272.337 shares	6.773%
Investor Destinations Aggressive Fund)	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor	FOR	23,091,965.887 shares	89.855%
Destinations Conservative Fund	AGAINST	314,935,884 shares	1.225%
(Formerly Gartmore GVIT	ABSTAIN	2,292,355.179 shares	8.920%
Investor Destinations Conservative Fund)	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor	FOR	188,902,093.059 shares	90.696%
Destinations Moderate Fund	AGAINST	3,018,924.590 shares	1.449%
(Formerly Gartmore GVIT	ABSTAIN	16,359,690.401 shares	7.855%
Investor Destinations Moderate Fund)	TOTAL	208,280,708.050 shares

Nationwide NVIT Investor	FOR	134,792,622.920 shares	91.332%
Destinations Moderately Aggressive Fund	AGAINST	3,489,207.264 shares	2.364%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	9,304,197.656 shares	6.304%
Moderately Aggressive Fund)	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor	FOR	49,627,123.216 shares	91.918%
Destinations Moderately Conservative Fund	AGAINST	856,088.634 shares	1.586%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	3,507,215.650 shares	6.496%
Moderately Conservative Fund)	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap	FOR	10,879,584.971 shares	91.043%
Growth Fund	AGAINST	352,594.958 shares	2.950%
(Formerly Gartmore GVIT Mid	ABSTAIN	717,792.971 shares	6.007%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market	FOR	221,774,863.241 shares	88.508%
Fund II	AGAINST	12,322,482.494 shares	4.918%
(Formerly Gartmore GVIT Money	ABSTAIN	16,471,740.875 shares	6.574%
Market Fund II)	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market	FOR	1,578,331,008.328 shares	91.585%
Fund	AGAINST	32,372,133.671 shares	1.878%
(Formerly Gartmore GVIT Money	ABSTAIN	112,652,123.301 shares	6.537%
Market Fund)	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT	AGAINST	2,767,979.467 shares	2.021%
Nationwide Fund)	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

46

		Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT	AGAINST	29,630.469 shares	1.235%
Nationwide Leaders Fund)	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

Nationwide NVIT U.S. Growth	FOR	4,972,094.773 shares	94.359%
Leaders Fund	AGAINST	122,623.161 shares	2.327%
(Formerly Gartmore GVIT U.S.	ABSTAIN	174,625.606 shares	3.314%
Growth Leaders Fund)	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide	FOR	2,666,862.487 shares	94.126%
Leaders Fund	AGAINST	47,702.491 shares	1.684%
(Formerly Gartmore GVIT	ABSTAIN	118,719.882 shares	4.190%
Worldwide Leaders Fund)	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT	AGAINST	259,004.324 shares	1.475%
Balanced Fund)	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock	FOR	27,737,008.009 shares	92.259%
Value Fund	AGAINST	502,564.164 shares	1.672%
(Formerly Van Kampen GVIT	ABSTAIN	1,824,670.107 shares	6.069%
Comstock Value Fund)	TOTAL	30,064,242.280 shares

Van Kampen NVIT Multi Sector	FOR	21,253,297.665 shares	90.281%
Bond Fund	AGAINST	484,100.920 shares	2.056%
(Formerly Van Kampen GVIT	ABSTAIN	1,803,963.645 shares	7.663%
Multi Sector Bond Fund)	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth	FOR	10,862,827.499 shares	90.903%
Fund	AGAINST	414,574.660 shares	3.469%
(Formerly Gartmore GVIT Mid	ABSTAIN	672,570.741 shares	5.628%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 47

Van Kampen NVIT Comstock Value Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-VKCV (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending	Expenses Paid	Annualized
Van Kampen NVIT Comstock Value Fund			Account Value	Account Value	During	Expense Ratio*

1/1/07 06/30/07 Period*
Class I	Actual		$1,000.00	$1,060.80	$4.45	0.87%
	Hypothetical	[1]	$1,000.00	$1,020.49	$4.37	0.87%

Class II	Actual		$1,000.00	$1,058.60	$6.33	1.24%
	Hypothetical	[1]	$1,000.00	$1,018.65	$6.23	1.24%

Class IV	Actual		$1,000.00	$1,060.90	$4.34	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.58	$4.27	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1   Represents the hypothetical 5% return before expenses.

4

Van Kampen NVIT Comstock Value Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	92.5%
Repurchase Agreements	7.2%
Other Investments*	13.5%
Liabilities in excess of other assets**	-13.2%

100.0%

Top Holdings***

Citigroup, Inc.	3.9%
Coca-Cola Co.	3.3%
Wyeth	3.2%
Comcast Corp.	3.0%
International Paper Co.	3.0%
Time Warner, Inc.	2.9%
Bristol-Myers Squibb Co.	2.8%
Viacom, Inc.	2.7%
Bank of America Corp.	2.7%
Verizon Communications, Inc.	2.6%
Other	69.9%

100.0%

Top Industries

Pharmaceuticals	15.9%
Diversified Financial Services	9.2%
Media	8.3%
Insurance	6.6%
Food Products	5.6%
Commercial Banks	5.2%
Diversified Telecommunication Services	4.1%
Beverages	4.0%
Food & Staples Retailing	3.9%
Paper & Forest Products	3.0%
Other	34.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stock (92.5%)

	Shares or
	Principal Amount	Value

Airline (0.7%) (a)
Southwest Airlines	208,300	$3,105,753

Beverages (4.0%)
Anheuser-Busch Cos., Inc.	65,150	3,398,224
Coca-Cola Co.	295,300	15,447,143

		18,845,367

Capital Markets (1.7%)
Bank of New York Co., Inc.	160,400	6,646,976
Bear Stearns Cos., Inc. (The)	11,800	1,652,000

		8,298,976

Chemicals (2.9%) (a)
E.I. du Pont de Nemours & Co.	202,800	10,310,352
Rohm & Haas Co.	59,100	3,231,588

		13,541,940

Commercial Banks (5.2%)
Barclays PLC ADR - GB	12,700	708,533
PNC Bank Corp. (a)	46,500	3,328,470
U.S. Bancorp	64,700	2,131,865
Wachovia Corp. (a)	236,705	12,131,131
Wells Fargo & Co.	181,600	6,386,872

		24,686,871

Commercial Services & Supplies (0.3%)
Western Union Co.	79,000	1,645,570

Communications Equipment (0.6%)
Cisco Systems, Inc.*	42,500	1,183,625
Telefonaktiebolaget LM Ericsson ADR - SE (a)	41,300	1,647,457

		2,831,082

Computers & Peripherals (2.7%)
Dell, Inc.*	224,400	6,406,620
Hewlett-Packard Co.	52,300	2,333,626
International Business Machines Corp.	39,500	4,157,375

		12,897,621

Diversified Financial Services (9.2%)
Bank of America Corp.	264,034	12,908,622
Citigroup, Inc.	363,200	18,628,528
JP Morgan Chase & Co.	138,500	6,710,325
Merrill Lynch & Co., Inc.	65,500	5,474,490

		43,721,965

Diversified Telecommunication Services (4.1%)
AT&T, Inc.	167,800	6,963,700
Verizon Communications, Inc. (a)	298,510	12,289,657

		19,253,357

Electronic Equipment & Instruments (0.2%) (a)
ASM Lithography Holding NV ADR - NL*	12,000	329,400
Cognex Corp.	15,300	344,403
Flextronics International Ltd. - SG*	36,800	397,440

		1,071,243

Food & Staples Retailing (3.9%)
CVS/ Caremark Corp.	184,900	6,739,605
Wal-Mart Stores, Inc.	244,700	11,772,517

		18,512,122

Food Products (5.6%)
Cadbury Schweppes PLC ADR - GB	168,100	9,127,830
Kraft Foods, Inc.	239,211	8,432,188
Unilever NV ADR - NL	290,400	9,008,208

		26,568,226

Health Care Equipment & Supplies (0.6%) (a)
Boston Scientific Corp.*	177,800	2,727,452

Health Care Providers & Services (1.4%) (a)
Cardinal Health, Inc.	92,600	6,541,264

Household Products (2.1%)
Kimberly-Clark Corp.	107,500	7,190,675
Procter & Gamble Co. (The)	49,400	3,022,786

		10,213,461

Industrial Conglomerate (1.4%)
General Electric Co.	172,200	6,591,816

Insurance (6.6%)
AFLAC, Inc.	54,000	2,775,600
American International Group, Inc. (a)	67,300	4,713,019
Berkshire Hathaway, Inc., Class B* (a)	470	1,694,350
Chubb Corp. (The)	178,780	9,679,149
Genworth Financial, Inc. (a)	44,400	1,527,360
Hartford Financial Services Group, Inc. (The)	19,900	1,960,349
MBIA, Inc.	4,400	273,768
MetLife, Inc. (a)	55,700	3,591,536

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Torchmark Corp. (a)	30,600	$2,050,200
Travelers Cos., Inc. (The)	53,800	2,878,300

		31,143,631

Internet & Catalog Retail (1.0%)
Liberty Media Corp. - Interactive*	219,774	4,907,553

IT Services (0.3%)
First Data Corp.	46,300	1,512,621

Leisure Equipment & Products (2.9%)
Time Warner, Inc.	648,000	13,633,920

Media (8.3%)
Clear Channel Communications, Inc.	51,499	1,947,692
Comcast Corp., Class A* (a)	504,000	14,172,480
Gannett Co. (a)	25,400	1,395,730
Liberty Media Holding Corp. - Capital, Series A*	40,314	4,744,152
News Corp., Class B (a)	184,300	4,227,842
Viacom, Inc., Class B* (a)	310,600	12,930,278

		39,418,174

Metals & Mining (1.7%) (a)
Alcoa, Inc.	197,300	7,996,569

Paper & Forest Products (3.0%) (a)
International Paper Co.	361,436	14,114,076

Pharmaceuticals (15.9%)
Abbott Laboratories (a)	129,100	6,913,305
Bristol-Myers Squibb Co.	421,100	13,289,916
Eli Lilly & Co. (a)	192,200	10,740,136
GlaxoSmithKline PLC ADR - GB (a)	140,100	7,337,037
Pfizer, Inc. (a)	307,300	7,857,661
Roche Holding AG ADR - CH	46,600	4,133,015
Sanofi-Aventis ADR - FR (a)	65,700	2,645,739
Schering-Plough Corp. (a)	248,700	7,570,428
Wyeth	262,400	15,046,016

		75,533,253

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	147,100	3,495,096
KLA-Tencor Corp. (a)	23,600	1,296,820
Texas Instruments, Inc.	56,200	2,114,806

		6,906,722

Software (0.6%)
McAfee, Inc.* (a)	1,000	35,200
Microsoft Corp.	92,300	2,720,081

		2,755,281

Specialty Retail (0.9%)
Home Depot, Inc. (The)	48,000	1,888,800
Lowe’s Cos., Inc. (a)	73,500	2,255,715

		4,144,515

Thrifts & Mortgage Finance (1.8%) (a)
Fannie Mae	38,150	2,492,339
Freddie Mac	103,280	6,269,096

		8,761,435

Tobacco (1.4%)
Altria Group, Inc.	94,250	6,610,696

Total Common Stocks (Cost $386,905,269)		438,492,532

Repurchase Agreements (7.2%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $33,824,848, collateralized by U.S. Government Agency Mortgages with a market value of $34,486,401	$33,810,197	33,810,197

Securities Held as Collateral for Securities on Loan (13.5%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $64,119,106, collateralized by U.S. Government Agency Mortgages with a market value of $65,371,962	64,090,159	64,090,159

Total Investments (Cost $484,805,625) (b) — 113.2%		536,392,888
Other assets in excess of liabilities — (13.2)%		(62,407,154)

NET ASSETS — 100.0%		$473,985,734

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Comstock Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CH	Switzerland

FR	France

GB	United Kingdom

NL	Netherlands

SE	Sweden

SG	Singapore

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Van Kampen
NVIT Comstock
Value Fund

Assets:
Investments, at value (cost $386,905,269)*	$438,492,532
Repurchase agreements, at cost and value	97,900,356

Total Investments	536,392,888

Interest and dividends receivable	751,849
Receivable for capital shares issued	584,897
Receivable for investments sold	1,304,218
Prepaid expenses	4,511

Total Assets	539,038,363

Liabilities:
Payable to custodian	17,403
Payable for investments purchased	365,215
Payable upon return of securities loaned	64,090,159
Payable for capital shares redeemed	141,147
Accrued expenses and other payables:
Investment advisory fees	248,426
Fund administration and transfer agent fees	26,396
Distribution fees	60,427
Administrative servicing fees	77,495
Compliance program costs	4,827
Other	21,134

Total Liabilities	65,052,629

Net Assets	$473,985,734

Represented by:
Capital	$412,963,905
Accumulated net investment income	36,330
Accumulated net realized gains from investment transactions	9,398,236
Net unrealized appreciation on investments	51,587,263

Net Assets	$473,985,734

Net Assets:
Class I Shares	$113,528,972
Class II Shares	300,286,345
Class IV Shares	60,170,417

Total	$473,985,734

Shares outstanding (unlimited number of shares authorized):
Class I Shares	8,620,367
Class II Shares	22,891,243
Class IV Shares	4,569,036

Total	36,080,646

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.17
Class II Shares	$13.12
Class IV Shares	$13.17

*	Includes value of securities on loan of $63,202,684.

See accompanying notes to financial statements.

 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Van Kampen
NVIT Comstock
Value Fund

INVESTMENT INCOME:
Interest income	$904,685
Dividend income	4,711,430
Income from securities lending	25,778

Total Income	5,641,893

Expenses:
Investment advisory fees	1,363,199
Fund administration and transfer agent fees	128,004
Distribution fees Class II Shares	310,192
Administrative servicing fees Class I Shares	75,233
Administrative servicing fees Class II Shares	322,663
Administrative servicing fees Class IV Shares	34,490
Custodian fees	5,236
Trustee fees	9,011
Compliance program costs (Note 3)	2,819
Other	39,320

Total expenses before earnings credit	2,290,167
Earnings credit (Note 6)	(161)

Net Expenses	2,290,006

Net Investment Income	3,351,887

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	10,952,884
Net change in unrealized appreciation on investments	9,797,882

Net realized/unrealized gains (losses) on investments	20,750,766

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,102,653

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Van Kampen NVIT
	Comstock Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$3,351,887	$4,740,511
Net realized gains on investment transactions	10,952,884	11,140,738
Net change in unrealized appreciation on investments	9,797,882	28,221,129

Change in net assets resulting from operations	24,102,653	44,102,378

Distributions to shareholders from:
Net investment income:
Class I	(954,573)	(1,826,431)
Class II	(1,853,619)	(2,003,632)
Class IV	(507,365)	(974,561)
Net realized gains:
Class I	(177,572)	(4,887,144)
Class II	(464,395)	(6,955,945)
Class IV	(94,209)	(2,554,158)

Change in net assets from shareholder distributions	(4,051,733)	(19,201,871)

Change in net assets from capital transactions	79,151,044	130,404,112

Change in net assets	99,201,964	155,304,619
Net Assets:
Beginning of period	374,783,770	219,479,151

End of period	$473,985,734	$374,783,770

Accumulated net investment income at end of period	$36,330	$–

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets (Continued)

	Van Kampen NVIT
	Comstock Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,402,785	$19,298,290
Dividends reinvested	1,132,143	6,713,570
Cost of shares redeemed	(11,679,297)	(26,786,383)

	(4,144,369)	(774,523)

Class II Shares
Proceeds from shares issued	82,320,708	142,785,894
Dividends reinvested	2,318,010	8,959,569
Cost of shares redeemed	(57,600)	(18,984,524)

	84,581,118	132,760,939

Class IV Shares
Proceeds from shares issued	1,706,562	2,840,145
Dividends reinvested	601,573	3,528,716
Cost of shares redeemed	(3,593,840)	(7,951,165)

	(1,285,705)	(1,582,304)

Change in net assets from capital transactions	$79,151,044	$130,404,112

SHARE TRANSACTIONS:
Class I Shares
Issued	499,928	1,618,409
Reinvested	87,498	566,876
Redeemed	(899,971)	(2,233,381)

	(312,545)	(48,096)

Class II Shares
Issued	6,372,632	11,962,003
Reinvested	179,632	751,926
Redeemed	(4,560)	(1,640,417)

	6,547,704	11,073,512

Class IV Shares
Issued	132,954	239,370
Reinvested	46,512	297,869
Redeemed	(276,845)	(666,183)

	(97,379)	(128,944)

Total change in shares	6,137,780	10,896,472

See accompanying notes to financial statements.

12

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Van Kampen NVIT Comstock Value Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$10.38	$0.12	$(2.72)	$(2.60)	$(0.12)
For the year ended December 31, 2003	$7.66	$0.11	$2.28	$2.39	$(0.11)
For the year ended December 31, 2004	$9.94	$0.14	$1.59	$1.73	$(0.14)
For the year ended December 31, 2005	$11.53	$0.20	$0.29	$0.49	$(0.19)
For the year ended December 31, 2006	$11.53	$0.23	$1.55	$1.78	$(0.21)
For the six months ended June 30, 2007 (Unaudited)	$12.54	$0.12	$0.64	$0.76	$(0.11)
Class II Shares
For the year ended December 31, 2003(e)	$7.47	$0.08	$2.47	$2.55	$(0.09)
For the year ended December 31, 2004	$9.93	$0.11	$1.58	$1.69	$(0.12)
For the year ended December 31, 2005	$11.50	$0.14	$0.31	$0.45	$(0.15)
For the year ended December 31, 2006	$11.50	$0.16	$1.58	$1.74	$(0.18)
For the six months ended June 30, 2007 (Unaudited)	$12.50	$0.09	$0.64	$0.73	$(0.09)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
					Net Assets
	Net		Net Asset		at End of
	realized	Total	Value, End	Total	Period
	gains	Distributions	of Period	Return (a)	(000s)

Class I Shares
For the year ended December 31, 2002	$–	$(0.12)	$7.66	(25.14%)	$39,424
For the year ended December 31, 2003	$–	$(0.11)	$9.94	31.43%	$62,517
For the year ended December 31, 2004	$–	$(0.14)	$11.53	17.50%	$112,202
For the year ended December 31, 2005	$(0.30)	$(0.49)	$11.53	4.25%	$103,565
For the year ended December 31, 2006	$(0.56)	$(0.77)	$12.54	15.91%	$112,029
For the six months ended June 30, 2007 (Unaudited)	$(0.02)	$(0.13)	$13.17	6.08%	$113,529
Class II Shares
For the year ended December 31, 2003(e)	$–	$(0.09)	$9.93	34.20%	$6,092
For the year ended December 31, 2004	$–	$(0.12)	$11.50	17.08%	$34,312
For the year ended December 31, 2005	$(0.30)	$(0.45)	$11.50	3.95%	$60,617
For the year ended December 31, 2006	$(0.56)	$(0.74)	$12.50	15.56%	$204,233
For the six months ended June 30, 2007 (Unaudited)	$(0.02)	$(0.11)	$13.12	5.86%	$300,286

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
				Ratio of Net
		Ratio of	Ratio of	Investment
		Net	Expenses	Income
	Ratio of	Investment	(Prior to	(Prior to
	Expenses	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	1.11%	1.30%	1.11%	1.30%	245.24%
For the year ended December 31, 2003	0.99%	1.37%	(g)	(g)	71.31%
For the year ended December 31, 2004	0.94%	1.41%	(g)	(g)	31.95%
For the year ended December 31, 2005	0.94%	1.65%	(g)	(g)	33.13%
For the year ended December 31, 2006	0.93%	1.84%	(g)	(g)	25.62%
For the six months ended June 30, 2007 (Unaudited)	0.87%	1.82%	0.87%	1.82%	12.08%
Class II Shares
For the year ended December 31, 2003(e)	1.20%	1.27%	1.31%	1.16%	71.31%
For the year ended December 31, 2004	1.20%	1.20%	1.28%	1.11%	31.95%
For the year ended December 31, 2005	1.28%	1.31%	1.31%	1.29%	33.13%
For the year ended December 31, 2006	1.26%	1.45%	(g)	(g)	25.62%
For the six months ended June 30, 2007 (Unaudited)	1.24%	1.43%	1.24%	1.43%	12.08%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

[Additional columns below]

[Continued from above table, first column(s) repeated]

 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class IV Shares
For the year ended December 31, 2003(f)	$7.76	$0.09	$2.18	$2.27	$(0.09)
For the year ended December 31, 2004	$9.94	$0.15	$1.57	$1.72	$(0.14)
For the year ended December 31, 2005	$11.52	$0.19	$0.31	$0.50	$(0.19)
For the year ended December 31, 2006	$11.53	$0.23	$1.55	$1.78	$(0.21)
For the six months ended June 30, 2007 (Unaudited)	$12.54	$0.12	$0.64	$0.76	$(0.11)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions				Ratios / Supplemental Data
					Net Assets	Ratio of
	Net		Net Asset		at End of	Expenses
	realized	Total	Value, End	Total	Period	to Average
	gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)

Class IV Shares
For the year ended December 31, 2003(f)	$–	$(0.09)	$9.94	29.38%	$48,070	0.94%
For the year ended December 31, 2004	$–	$(0.14)	$11.52	17.42%	$55,683	0.91%
For the year ended December 31, 2005	$(0.30)	$(0.49)	$11.53	4.36%	$55,297	0.93%
For the year ended December 31, 2006	$(0.56)	$(0.77)	$12.54	15.94%	$58,521	0.90%
For the six months ended June 30, 2007 (Unaudited)	$(0.02)	$(0.13)	$13.17	6.09%	$60,170	0.85%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratio of Net
	Ratio of	Ratio of	Investment
	Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class IV Shares
For the year ended December 31, 2003(f)	1.50%	(g)	(g)	71.31%
For the year ended December 31, 2004	1.42%	(g)	(g)	31.95%
For the year ended December 31, 2005	1.67%	(g)	(g)	33.13%
For the year ended December 31, 2006	1.86%	(g)	(g)	25.62%
For the six months ended June 30, 2007 (Unaudited)	1.83%	0.85%	1.83%	12.08%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

14

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Comstock Value Fund (the “Fund”), (formerly, “Van Kampen GVIT Comstock Value Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

16

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JP Morgan Chase Bank serves as custodian for the securities lending program of the Fund. JP Morgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$63,202,684	$64,090,159

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$485,841,563	$53,093,878	$(2,542,553)	$50,551,325

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $50 million	0.80%

Next $200 million	0.65%

Next $250 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $601,060 for the six months ended June 30, 2007.

18

As of the six months ended June 30, 2007, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA would be:

Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Fiscal Year 2006

$14,072	$10,247	$0

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc.) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $432,131 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,819.

For the six months ended June 30, 2007, the advisers or affiliates of the advisers directly held 2.55% of the shares outstanding of the Fund.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $124,588,511 and sales of $47,001,164.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JP Morgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

20

authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 21

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 25

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its benchmark, the S&P 500 Index, for the one-, three-, and five-year periods. The Board also considered that the performance of the Fund’s Class I shares ranked in the second quintile of the Fund’s Lipper-constructed Performance Group over the one-year period, the fourth quintile over the two- and three-year periods, and the first quintile over the four-year period. The Board also considered that: (i) although the Fund’s two- and three-year performance has been disappointing, longer-term performance has been consistent with the subadviser’s deep value style; (ii) the Fund has performed as a defensive fund, as it is intended to perform; and (iii) the Fund continues to attract assets. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the first quintile. Based on its review, the Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over

 27

Supplemental Information (Unaudited) (Continued)

time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio managers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT	AGAINST	618,245.021 shares	1.903%
High Income Bond Fund)	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index Fund	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT International	AGAINST	2,758.318 shares	0.062%
Index Fund)	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT International	AGAINST	333,588.902 shares	1.554%
Value Fund)	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

28

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT	FOR	7,632,918.513 shares	92.700%
Small Cap Growth Fund	AGAINST	149,458.111 shares	1.816%
(Formerly GVIT Small Cap	ABSTAIN	451,583.036 shares	5.484%
Growth Fund)	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager NVIT	FOR	48,649,396.525 shares	92.816%
Small Cap Value Fund	AGAINST	979,183.753 shares	1.868%
(Formerly GVIT Small Cap	ABSTAIN	2,786,133.102 shares	5.316%
Value Fund)	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager NVIT	FOR	29,903,181.700 shares	91.311%
Small Company Fund	AGAINST	838,774.923 shares	2.561%
(Formerly GVIT Small Company Fund)	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing	FOR	21,0177,889.443 shares	91.460%
Markets Fund	AGAINST	424,272.958 shares	1.841%
(Formerly Gartmore GVIT	ABSTAIN	1,543,850.729 shares	6.699%
Developing Markets Fund)	TOTAL	23,046,013.130 shares

Gartmore NVIT Emerging	FOR	17,050,534.593 shares	92.371%
Markets Fund	AGAINST	526,574.722 shares	2.853%
(Formerly Gartmore GVIT	ABSTAIN	881,608.905 shares	4.776%
Emerging Markets Fund)	TOTAL	18,458,718.220 shares

Nationwide NVIT Global	FOR	1,554,847.333 shares	95.589%
Financial Services Fund	AGAINST	19,539.033 shares	1.201%
(Formerly Gartmore GVIT	ABSTAIN	52,206.494 shares	3.210%
Global Financial Services Fund)	TOTAL	1,626,592.860 shares

Nationwide NVIT Global Health	FOR	4,722,963.678 shares	92.815%
Sciences Fund	AGAINST	157,979.030 shares	3.104%
(Formerly Gartmore GVIT	ABSTAIN	207,642.222 shares	4.081%
Global Health Sciences Fund)	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology	FOR	8,585,472.039 shares	93.551%
and Communications Fund	AGAINST	102,267.977 shares	1.114%
(Formerly Gartmore GVIT	ABSTAIN	489,577.634 shares	5.335%
Global Technology and Communications Fund)	TOTAL	9,177,317.650 shares

Gartmore NVIT Global	FOR	4,123,270.549 shares	91.923%
Utilities Fund	AGAINST	122,001.533 shares	2.720%
(Formerly Gartmore GVIT	ABSTAIN	240,276.088 shares	5.357%
Global Utilities Fund)	TOTAL	4,485,548.170 shares

Nationwide NVIT Government	FOR	88,471,567.462 shares	92.024%
Bond Fund	AGAINST	1,825,645.181 shares	1.899%
(Formerly Gartmore GVIT	ABSTAIN	5,841,990.727 shares	6.077%
Government Bond Fund)	TOTAL	96,139,203.370 shares

Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT	AGAINST	409,826.402 shares	2.469%
Growth Fund)	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

 29

Supplemental Information (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT International	FOR	6,251,419.070 shares	93.569%
Growth Fund	AGAINST	139,618.548 shares	2.090%
(Formerly Gartmore GVIT	ABSTAIN	290,025.592 shares	4.341%
International Growth Fund)	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor	FOR	49,489,224.549 shares	90.688%
Destinations Aggressive Fund	AGAINST	1,385,396.474 shares	2.539%
(Formerly Gartmore GVIT	ABSTAIN	3,696,272.337 shares	6.773%
Investor Destinations Aggressive Fund)	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor	FOR	23,091,965.887 shares	89.855%
Destinations Conservative Fund	AGAINST	314,935,884 shares	1.225%
(Formerly Gartmore GVIT	ABSTAIN	2,292,355.179 shares	8.920%
Investor Destinations Conservative Fund)	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor	FOR	188,902,093.059 shares	90.696%
Destinations Moderate Fund	AGAINST	3,018,924.590 shares	1.449%
(Formerly Gartmore GVIT	ABSTAIN	16,359,690.401 shares	7.855%
Investor Destinations Moderate Fund)	TOTAL	208,280,708.050 shares

Nationwide NVIT Investor	FOR	134,792,622.920 shares	91.332%
Destinations Moderately Aggressive Fund	AGAINST	3,489,207.264 shares	2.364%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	9,304,197.656 shares	6.304%
Moderately Aggressive Fund)	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor	FOR	49,627,123.216 shares	91.918%
Destinations Moderately Conservative Fund	AGAINST	856,088.634 shares	1.586%
(Formerly Gartmore GVIT Investor Destinations	ABSTAIN	3,507,215.650 shares	6.496%
Moderately Conservative Fund)	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap	FOR	10,879,584.971 shares	91.043%
Growth Fund	AGAINST	352,594.958 shares	2.950%
(Formerly Gartmore GVIT Mid	ABSTAIN	717,792.971 shares	6.007%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market	FOR	221,774,863.241 shares	88.508%
Fund II	AGAINST	12,322,482.494 shares	4.918%
(Formerly Gartmore GVIT Money	ABSTAIN	16,471,740.875 shares	6.574%
Market Fund II)	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market	FOR	1,578,331,008.328 shares	91.585%
Fund	AGAINST	32,372,133.671 shares	1.878%
(Formerly Gartmore GVIT Money	ABSTAIN	112,652,123.301 shares	6.537%
Market Fund)	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT	AGAINST	2,767,979.467 shares	2.021%
Nationwide Fund)	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT	AGAINST	29,630.469 shares	1.235%
Nationwide Leaders Fund)	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

30

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT U.S. Growth	FOR	4,972,094.773 shares	94.359%
Leaders Fund	AGAINST	122,623.161 shares	2.327%
(Formerly Gartmore GVIT U.S.	ABSTAIN	174,625.606 shares	3.314%
Growth Leaders Fund)	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide	FOR	2,666,862.487 shares	94.126%
Leaders Fund	AGAINST	47,702.491 shares	1.684%
(Formerly Gartmore GVIT	ABSTAIN	118,719.882 shares	4.190%
Worldwide Leaders Fund)	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT	AGAINST	259,004.324 shares	1.475%
Balanced Fund)	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock	FOR	27,737,008.009 shares	92.259%
Value Fund	AGAINST	502,564.164 shares	1.672%
(Formerly Van Kampen GVIT	ABSTAIN	1,824,670.107 shares	6.069%
Comstock Value Fund)	TOTAL	30,064,242.280 shares

Van Kampen NVIT Multi Sector	FOR	21,253,297.665 shares	90.281%
Bond Fund	AGAINST	484,100.920 shares	2.056%
(Formerly Van Kampen GVIT	ABSTAIN	1,803,963.645 shares	7.663%
Multi Sector Bond Fund)	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth	FOR	10,862,827.499 shares	90.903%
Fund	AGAINST	414,574.660 shares	3.469%
(Formerly Gartmore GVIT Mid	ABSTAIN	672,570.741 shares	5.628%
Cap Growth Fund)	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 31

Gartmore NVIT Worldwide Leaders Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-WWL (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Gartmore NVIT Worldwide Leaders Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Gartmore NVIT Worldwide Leaders Fund
				Ending
			Beginning	Account
			Account Value,	Value,	Expenses Paid	Annualized
			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,123.60	$6.58	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.60	$6.28	1.25%
Class III	Actual		$1,000.00	$1,123.60	$6.63	1.26%
	Hypothetical	[1]	$1,000.00	$1,018.55	$6.33	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Gartmore NVIT Worldwide Leaders Fund
Portfolio Summary
June 30, 2007

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	96.0%
Repurchase Agreements	1.4%
Other Investments*	2.3%
Other assets in excess of liabilities**	0.3%

100.0%

Top Holdings***

BHP Billiton PLC	4.6%
Apple, Inc.	4.4%
British Airways	4.3%
MAN AG	4.1%
Union Pacific Corp.	3.9%
Julius Baer Holding Ltd.	3.7%
FedEx Corp.	3.5%
Daimler Chrysler AG	3.5%
McDonald’s Corp.	3.5%
Societe Generale	3.4%
Other	61.1%

100.0%

Top Industries

Road & Rail	6.8%
Computers & Peripherals	6.9%
Hotels, Restaurants & Leisure	6.9%
Automobiles	6.6%
Oil, Gas & Consumable Fuels	6.6%
Commercial Banks	6.1%
Diversified Telecommunication Services	5.3%
Metals & Mining	4.6%
Airlines	4.3%
Machinery	4.1%
Other	41.8%

100.0%

Top Countries

United States	49.1%
Japan	12.1%
Germany	11.6%
United Kingdom	8.9%
Switzerland	5.3%
France	3.4%
China	2.7%
Australia	2.0%
Hong Kong	1.5%
Republic of Korea	0.8%
Other	2.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

Common Stock (96.0%)

	Shares or
	Principal Amount	Value

AUSTRALIA (2.0%) (a)
Diversified Telecommunication Services (2.0%)
Telstra Corp. Ltd.	469,300	$1,234,286

CHINA (2.7%) (a)
Commercial Bank (2.7%)
China Construction Bank, Class H	2,479,000	1,704,743

FRANCE (3.4%) (a)
Commercial Bank (3.4%)
Societe Generale	11,600	2,148,997

GERMANY (11.6%) (a)
Auto Components (2.4%)
Continental AG	10,600	1,489,554

Automobiles (3.5%)
Daimler Chrysler AG	23,700	2,181,430

Machinery (4.1%)
MAN AG	17,990	2,567,968

Semiconductors & Semiconductor Equipment (1.6%)
Infineon Technologies AG*	58,100	960,224

		7,199,176

HONG KONG (1.5%) (a)
Real Estate Management & Development (1.5%)
New World Development Co. Ltd.	364,000	910,972

JAPAN (12.1%) (a)
Automobiles (3.1%)
Toyota Motor Corp.	30,800	1,942,682

Road & Rail (2.9%)
East Japan Railway Co.	237	1,826,357

Software (2.7%)
Nintendo Co. Ltd.	4,500	1,641,995

Tobacco (3.4%)
Japan Tobacco, Inc.	432	2,129,694

		7,540,728

REPUBLIC OF KOREA (0.8%) (a)
Semiconductors & Semiconductor Equipment (0.8%)
Hynix Semiconductor, Inc.*	13,700	493,081

SWITZERLAND (5.3%) (a)
Capital Markets (3.7%)
Julius Baer Holding Ltd.	32,100	2,297,311

Commercial Services & Supplies (1.6%)
Adecco SA	12,900	998,217

		3,295,528

UNITED KINGDOM (8.9%) (a)
Airline (4.3%)
British Airways PLC*	321,300	2,687,042

Metals & Mining (4.6%)
BHP Billiton PLC	102,570	2,848,990

		5,536,032

UNITED STATES (47.7%)
Aerospace & Defense (3.0%)
Boeing Co. (The)	19,600	1,884,736

Air Freight & Logistics (3.5%)
FedEx Corp.	19,800	2,197,206

Communications Equipment (2.5%)
Cisco Systems, Inc.*	55,800	1,554,030

Computers & Peripherals (6.9%)
Apple, Inc.*	22,172	2,705,871
Hewlett-Packard Co.	34,800	1,552,776

		4,258,647

Diversified Telecommunication Services (3.3%)
AT&T, Inc.	49,900	2,070,850

Energy Equipment & Services (2.4%)
Diamond Offshore Drilling, Inc.	14,400	1,462,464

Food & Staples Retailing (3.1%)
CVS/ Caremark Corp.	53,300	1,942,785

Hotels, Restaurants & Leisure (6.9%)
McDonald’s Corp.	42,800	2,172,528
Starwood Hotels & Resorts Worldwide, Inc.	31,100	2,085,877

		4,258,405

Industrial Conglomerate (3.0%)
General Electric Co.	48,600	1,860,408

Oil, Gas & Consumable Fuels (6.6%)
ConocoPhillips	26,800	2,103,800
Sunoco, Inc.	25,300	2,015,904

		4,119,704

Real Estate Management & Development (2.6%)
CB Richard Ellis Group, Inc., Class A*	44,900	1,638,850

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Road & Rail (3.9%)
Union Pacific Corp.	21,300	$2,452,695

		29,700,780

Total Common Stocks (Cost $55,161,142)		59,764,323

Repurchase Agreements (1.4%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $854,869, collateralized by U.S. Government Agency Mortgages with a market value of $871,589	$854,499	854,499

Securities Held as Collateral for Securities on Loan (2.3%)
Bank of America, 5.42% dated 06/29/07, due 07/02/07, repurchase price $1,416,414, collateralized by U.S. Government Agency Mortgages with a market value of $1,444,095	1,415,775	1,415,775

Total Investments (Cost $57,431,416) (b) — 99.7%		62,034,597
Other assets in excess of liabilities — 0.3%		189,761

NET ASSETS — 100.0%		$62,224,358

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements

 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Gartmore NVIT
Worldwide Leaders
Fund

Assets:
Investments, at value (cost $55,161,142)*	$59,764,323
Repurchase agreements, at cost and value	2,270,274

Total Investments	62,034,597

Foreign currencies, at value (cost $33,879)	33,884
Interest and dividends receivable	120,322
Receivable for capital shares issued	774
Receivable for investments sold	7,537,380
Unrealized appreciation on spot contracts	7,034
Reclaims receivable	1,412
Prepaid expenses	668

Total Assets	69,736,071

Liabilities:
Payable to custodian	32,730
Payable for investments purchased	5,806,891
Unrealized depreciation on spot contracts	9,261
Payable upon return of securities loaned	1,415,775
Payable for capital shares redeemed	68,183
Accrued expenses and other payables:
Investment advisory fees	154,775
Fund administration and transfer agent fees	4,964
Administrative servicing fees	7,665
Compliance program costs	690
Other	10,779

Total Liabilities	7,511,713

Net Assets	$62,224,358

Represented by:
Capital	$52,659,736
Accumulated net investment income	79,273
Accumulated net realized gains from investment transactions and foreign currency transactions	4,880,758
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,604,591

Net Assets	$62,224,358

Net Assets:
Class I Shares	$29,017,471
Class III Shares	33,206,887

Total	$62,224,358

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,628,589
Class III Shares	1,864,349

Total	3,492,938

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$17.82
Class III Shares	$17.81

*	Includes value of securities on loan of $1,351,680.

See accompanying notes to financial statements.

8

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Gartmore NVIT
Worldwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$28,891
Dividend income	573,082
Income from securities lending	16,297

Total Income	618,270

Expenses:
Investment advisory fees	292,407
Fund administration and transfer agent fees	24,896
Administrative servicing fees Class I Shares	19,631
Administrative servicing fees Class III Shares	25,332
Custodian fees	6,090
Trustee fees	1,324
Compliance program costs (Note 3)	403
Other	15,152

Total expenses before earnings credit	385,235
Earnings credit (Note 6)	(6)

Net Expenses	385,229

Net Investment Income	233,041

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	9,532,366
Net realized losses on foreign currency transactions	(9,169)

Net realized gains on investment transactions and foreign currency transactions	9,523,197

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,785,512)

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	6,737,685

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,970,726

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets

	Gartmore NVIT
	Worldwide Leaders Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$233,041	$460,141
Net realized gains on investment transactions and foreign currency transactions	9,523,197	7,261,673
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,785,512)	3,489,362

Change in net assets resulting from operations	6,970,726	11,211,176

Distributions to shareholders from:
Net investment income:
Class I	(74,277)	(242,111)
Class III	(84,000)	(177,137)

Change in net assets from shareholder distributions	(158,277)	(419,248)

Change in net assets from capital transactions	2,854,598	(3,606,433)

Change in net assets	9,667,047	7,185,495

Net Assets:
Beginning of period	52,557,311	45,371,816

End of period	$62,224,358	$52,557,311

Accumulated net investment income at end of period	$79,273	$4,509

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,419,278	$2,329,880
Dividends reinvested	74,275	242,111
Cost of shares redeemed (a)	(5,240,042)	(8,715,660)

	(3,746,489)	(6,143,669)

Class III Shares
Proceeds from shares issued	14,543,031	9,591,417
Dividends reinvested	83,998	177,137
Cost of shares redeemed (a)	(8,025,942)	(7,231,318)

	6,601,087	2,537,236

Change in net assets from capital transactions	$2,854,598	$(3,606,433)

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT
	Worldwide Leaders Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	83,673	163,371
Reinvested	4,212	17,224
Redeemed	(308,783)	(622,054)

	(220,898)	(441,459)

Class III Shares
Issued	857,804	690,316
Reinvested	4,778	12,550
Redeemed	(455,125)	(518,388)

	407,457	184,478

Total change in shares	186,559	(256,981)

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

 11

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Gartmore NVIT Worldwide Leaders Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$9.28	(0.04)	(2.29)	(2.33)	(0.08)
For the year ended December 31, 2003	$6.85	0.01	2.46	2.47	–
For the year ended December 31, 2004	$9.32	0.09	1.37	1.46	–
For the year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)
For the year ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)
For the six months ended June 30, 2007 (Unaudited)	$15.90	0.07	1.90	1.97	(0.05)
Class III Shares
Period ended December 31, 2003(e)	$6.89	(0.01)	2.44	2.43	–
For the year ended December 31, 2004	$9.32	0.09	1.37	1.46	–
For the year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)
For the year ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)
For the six months ended June 30, 2007 (Unaudited)	$15.89	0.07	1.89	1.96	(0.04)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions					Ratios/Supplemental Data
						Net Assets	Ratio of
	Tax		Net Asset			at End of	Expenses
	Return of	Total	Value, End	Total		Period	to Average
	Capital	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.02)	(0.10)	$6.85	(25.39%	)	$26,467	1.32%
For the year ended December 31, 2003	–	–	$9.32	36.06%		$27,624	1.32%
For the year ended December 31, 2004	–	–	$10.78	15.67%		$28,776	1.25%
For the year ended December 31, 2005	–	(0.10)	$12.73	19.34%		$29,173	1.29%
For the year ended December 31, 2006	–	(0.12)	$15.90	25.88%		$29,403	1.21%
For the six months ended June 30, 2007 (Unaudited)	–	(0.05)	$17.82	12.36%		$29,017	1.25%
Class III Shares
Period ended December 31, 2003(e)	–	–	$9.32	35.27%		$5,853	1.35%
For the year ended December 31, 2004	–	–	$10.78	15.67%		$7,376	1.25%
For the year ended December 31, 2005	–	(0.10)	$12.73	19.34%		$16,198	1.29%
For the year ended December 31, 2006	–	(0.12)	$15.89	25.81%		$23,155	1.20%
For the six months ended June 30, 2007 (Unaudited)	–	(0.04)	$17.81	12.36%		$33,207	1.26%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of
	Ratio of		Ratio of	Net Investment
	Net		Expenses	Income
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average	Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.29%		1.32%	0.29%	529.97%
For the year ended December 31, 2003	0.30%		(f)	(f)	603.34%
For the year ended December 31, 2004	0.95%		(f)	(f)	452.01%
For the year ended December 31, 2005	0.18%		(f)	(f)	360.00%
For the year ended December 31, 2006	0.96%		(f)	(f)	269.37%
For the six months ended June 30, 2007 (Unaudited)	0.70%		1.25%	0.70%	137.48%
Class III Shares
Period ended December 31, 2003(e)	(0.31%	)	(f)	(f)	603.34%
For the year ended December 31, 2004	0.94%		(f)	(f)	452.01%
For the year ended December 31, 2005	0.13%		(f)	(f)	360.00%
For the year ended December 31, 2006	0.93%		(f)	(f)	269.37%
For the six months ended June 30, 2007 (Unaudited)	0.81%		1.26%	0.81%	137.48%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 2, 2003 (commencement of operations) through December 31, 2003.
(f)	There were no fee reductions during the period.

See accompanying notes to financial statements.

12

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Worldwide Leaders Fund (the “Fund”), (formerly, “GVIT Worldwide Leaders Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

14

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$1,351,680	$1,415,775

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

16

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$57,593,701	$5,168,138	$(727,242)	$4,440,896

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Base Management Fee	Fees

Up to $50 million	0.90%

$50 million or more	0.85%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $185,116 for the six months ended June 30, 2007.

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI World Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (Prior to May 1, 2007. this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA.) The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the

18

shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $46,019 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $403.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,361.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $82,274,038 and sales of $81,750,298.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 25

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

26

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

30

Nationwide Multi-Manager NVIT Small Cap Growth Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCG (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide Multi-Manager NVIT Small Cap Growth Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide Multi-Manager NVIT Small Cap Growth
				Ending
			Beginning,	Account
			Account Value,	Value,	Expenses Paid	Annualized
			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,093.20	$6.33	1.22%
	Hypothetical	[1]	$1,000.00	$1,018.75	$6.12	1.22%
Class II	Actual		$1,000.00	$1,091.90	$7.62	1.47%
	Hypothetical	[1]	$1,000.00	$1,017.51	$7.38	1.47%
Class III	Actual		$1,000.00	$1,093.80	$6.28	1.21%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.07	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide Multi-Manager NVIT Small Cap Growth Fund
Portfolio Summary
June 30, 2007

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	93.6%
Repurchase Agreements	6.3%
Other Investments*	23.9%
Liabilities in excess of other assets**	-23.8%

100.0%

Top Industries

Software	10.9%
Internet Software & Services	9.8%
Health Care Technology	6.2%
Health Care Providers & Services	4.3%
Health Care Equipment & Supplies	4.2%
Semiconductors & Semiconductor Equipment	4.2%
Hotels, Restaurants & Leisure	3.9%
Communications Equipment	3.6%
Specialty Retail	3.3%
Oil, Gas & Consumable Fuels	3.1%
Other	46.5%

100.0%

Top Holdings***

Allscripts Healthcare Solutions, Inc.	2.3%
Focus Media Holding Ltd. ADR	2.2%
Blackboard, Inc.	2.0%
Kyphon, Inc.	2.0%
Healthways, Inc.	1.9%
ITT Educational Services, Inc.	1.8%
Gaylord Entertainment Co.	1.7%
Chicago Bridge & Iron Co.	1.6%
Bucyrus International, Inc.	1.6%
Novatel Wireless, Inc.	1.5%
Other	81.4%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Growth Fund

Common Stock (93.6%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (1.4%)
Ceradyne, Inc.*	12,966	$958,965
EDO Corp.	32,800	1,078,136

		2,037,101

Auto Components (1.6%)
LKQ Corp.*	64,594	1,592,888
Spartan Motors, Inc.	39,900	679,098

		2,271,986

Biotechnology (0.6%)
FEI Co.*	25,700	834,222

		834,222

Capital Markets (0.4%)
FCStone Group, Inc.*	10,000	573,100

		573,100

Chemicals (0.9%)
Zoltek Cos., Inc.*	31,300	1,299,889

		1,299,889

Commercial Services & Supplies (2.2%)
CoStar Group, Inc.*	16,900	893,672
Kenexa Corp.*	34,200	1,289,682
Mobile Mini, Inc.*	33,000	963,600

		3,146,954

Communications Equipment (3.6%)
Acme Packet, Inc.*	70,419	809,114
Bigband Networks, Inc.*	38,100	499,491
Comtech Group, Inc.*	47,600	785,876
Interactive Intelligence, Inc.*	19,500	401,700
Oplink Communications, Inc.*	60,200	903,000
OpNext, Inc.*	50,300	665,972
Optium Corp.*	33,600	425,040
Riverbed Technology, Inc.*	12,000	525,840

		5,016,033

Computers & Peripherals (1.1%)
Synaptics, Inc.*	42,900	1,535,391

		1,535,391

Construction & Engineering (2.3%)
Chicago Bridge & Iron Co.	59,300	2,237,982
Desarrolladora Homex SA de CV ADR — MX*	15,847	960,170

		3,198,152

Diversified Consumer Services (2.4%)
ITT Educational Services, Inc.*	22,400	2,629,312
Sotheby’s Holdings, Inc.	17,400	800,748

		3,430,060

Diversified Financial Services (0.9%)
Financial Federal Corp.	40,775	1,215,911

		1,215,911

Electronic Equipment & Instruments (1.3%)
DTS, Inc.*	25,900	563,843
IPG Photonics Corp.*	34,600	690,270
Mellanox Technologies Ltd.*	28,600	592,592

		1,846,705

Energy Equipment & Services (1.5%)
Allis-Chalmers Energy, Inc.*	26,900	618,431
Drill-Quip, Inc.*	14,600	656,270
Hercules Offshore, Inc.*	24,100	780,358

		2,055,059

Food & Staples Retailing (1.5%)
Central European Distribution Corp.*	42,250	1,462,695
United Natural Foods, Inc.*	24,100	640,578

		2,103,273

Food Products (0.3%)
SunOpta, Inc.*	31,300	348,995

		348,995

Health Care Equipment & Supplies (4.2%)
Accuray, Inc.*	29,900	663,182
Cynosure, Inc.*	29,500	1,074,685
Kyphon, Inc.*	57,590	2,772,958
LifeCell Corp.*	33,100	1,010,874
Natus Medical, Inc.*	28,700	456,904

		5,978,603

Health Care Providers & Services (4.3%)
HealthExtras, Inc.*	38,600	1,141,788
Healthways, Inc.*	58,123	2,753,287
InVentiv Health, Inc.*	10,171	372,360
LHC Group, Inc.*	26,200	686,440
Nighthawk Radiology Holdings, Inc.*	38,600	696,730
Visicu, Inc.*	50,200	459,330

		6,109,935

6

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Health Care Technology (6.2%)
Allscripts Healthcare Solutions, Inc.*	128,754	$3,280,652
Cerner Corp.*	36,900	2,046,843
Omicell, Inc.*	58,300	1,211,474
Systems Xcellence, Inc.*	35,235	1,013,711
Vital Images, Inc.*	43,200	1,173,312

		8,725,992

Hotels, Restaurants & Leisure (3.9%)
Chipotle Mexican Grill, Inc.*	2,800	238,784
Gaylord Entertainment Co.*	43,800	2,349,432
Scientific Games Corp.*	53,800	1,880,310
Vail Resorts, Inc.*	15,700	955,659

		5,424,185

Insurance (0.7%)
eHealth, Inc.*	22,900	437,161
Security Capital Assurance Ltd.	17,100	527,877

		965,038

Internet & Catalog Retail (2.8%)
Knot, Inc. (The)*	63,800	1,288,122
SINA Corp.*	33,000	1,381,380
Stamps.com, Inc.*	46,300	638,014
VistaPrint Ltd. — BR*	16,500	631,125

		3,938,641

Internet Software & Services (9.8%)
aQuantive, Inc.*	23,000	1,467,400
Bankrate, Inc.*	21,200	1,015,904
Comscore, Inc.*	3,700	85,655
Dealertrack Holdings, Inc.*	54,300	2,000,412
DivX, Inc.*	34,700	520,500
Gmarket, Inc. ADR — KR*	42,100	818,003
Liquidity Services, Inc.*	38,700	726,786
Loopnet, Inc.*	84,500	1,971,385
Opsware, Inc.*	77,700	738,927
Perficient, Inc.*	40,400	836,280
Smith Micro Software, Inc.*	46,100	694,266
Synchronoss Technologies, Inc.*	27,100	795,114
ValueClick, Inc.*	57,349	1,689,502
Vocus, Inc.*	19,700	494,667

		13,854,801

IT Services (1.1%)
CheckFree Corp.*	16,506	663,541
Exlservice Holdings, Inc.*	49,800	933,252

		1,596,793

Machinery (2.3%)
Bucyrus International, Inc., Class A	31,100	2,201,258
Dynamic Materials Corp.	20,500	768,750
Kadant, Inc.*	7,400	230,880

		3,200,888

Media (2.2%)
Focus Media Holding Ltd. ADR*	61,954	3,128,677

		3,128,677

Metals & Mining (0.3%)
Brush Engineered Materials, Inc.*	11,300	474,487

		474,487

Oil, Gas & Consumable Fuels (3.1%)
Arena Resources, Inc.*	6,100	354,471
Bill Barrett Corp.*	43,800	1,613,154
Carrizo Oil & Gas, Inc.*	32,334	1,340,891
GMX Resources, Inc.*	4,800	166,080
Newfield Exploration Co.*	21,000	956,550

		4,431,146

Other Financial (0.2%)
Pinnacle Financial Partners, Inc.*	11,300	331,768

		331,768

Personal Products (0.7%)
Bare Escentuals, Inc.*	28,800	983,520

		983,520

Pharmaceuticals (3.1%)
Adams Respiratory Therapeutics, Inc.*	22,800	898,092
Obagi Medical Products, Inc.*	50,600	896,632
Omrix Biopharmaceuticals, Inc.*	34,745	1,093,078
Salix Pharmaceuticals, Inc.*	56,008	688,898
Sciele Pharma, Inc.*	35,248	830,443

		4,407,143

Road & Rail (2.9%)
J.B. Hunt Transport Services, Inc.	67,800	1,987,896
Kansas City Southern Industries, Inc.*	53,950	2,025,283

		4,013,179

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (4.2%)
Atheros Communications*	62,900	$1,939,836
Sigma Designs, Inc.*	54,800	1,429,732
Tessera Technologies, Inc.*	37,844	1,534,574
Trident Microsystems, Inc.*	55,500	1,018,425

		5,922,567

Software (10.9%)
Blackbaud, Inc.	96,800	2,137,344
Blackboard, Inc.*	66,100	2,784,132
Concur Technologies, Inc.*	66,900	1,528,665
Double-Take Software, Inc.*	11,800	193,638
EPIQ Systems, Inc.*	56,115	906,819
FactSet Research Systems, Inc.	29,575	2,021,451
Falconstor Software, Inc.*	88,000	928,400
Innerworkings, Inc.*	79,300	1,270,386
MICROS Systems, Inc.*	23,100	1,256,640
Sourcefire, Inc.*	46,000	643,540
Vasco Data Security International, Inc.*	74,500	1,695,620

		15,366,635

Specialty Retail (3.3%)
Citi Trends, Inc.*	26,900	1,021,124
O’Reilly Automotive, Inc.*	50,600	1,849,430
Zumiez, Inc.*	47,400	1,790,772

		4,661,326

Textiles, Apparel & Luxury Goods (2.6%)
Heelys, Inc.*	55,500	1,435,230
Iconix Brand Group, Inc.*	45,100	1,002,122
Volcom, Inc.*	24,800	1,243,224

		3,680,576

Wireless Telecommunication Services (2.8%)
Novatel Wireless, Inc.*	82,200	2,138,844
Sierra Wireless, Inc.*	74,100	1,844,349

		3,983,193

Total Common Stocks (Cost $97,114,910)		132,091,924

Repurchase Agreements (6.3%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $8,882,450, collateralized by U.S. Government Agency Mortgages with a market value of $9,056,175	$8,878,603	8,878,603

Securities Held as Collateral for Securities on Loan (23.9%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $33,733,700, collateralized by U.S. Government Agency Mortgages with a market value of $34,392,839	33,718,470	33,718,470

Total Investments (Cost $139,711,983) (a) — 123.8%		174,688,997
Liabilities in excess of other assets — (23.8)%		(33,632,692)

NET ASSETS — 100.0%		$141,056,305

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BR	Brazil

KR	Korea

MX	Mexico

See accompanying notes to financial statements

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide
Multi-Manager
NVIT Small Cap
Growth Fund

Assets:
Investments, at value (cost $97,114,910)*	$132,091,924
Repurchase agreements, at cost and value	42,597,073

Total Investments	174,688,997

Cash	356
Interest and dividends receivable	49,495
Receivable for capital shares issued	7,796
Receivable for investments sold	514,415
Prepaid expenses	245

Total Assets	175,261,304

Liabilities:
Payable for investments purchased	252,182
Payable upon return of securities loaned	33,718,470
Payable for capital shares redeemed	57,363
Accrued expenses and other payables:
Investment advisory fees	110,721
Fund administration and transfer agent fees	8,881
Distribution fees	4,275
Administrative servicing fees	15,398
Compliance program costs	1,855
Other	35,854

Total Liabilities	34,204,999

Net Assets	$141,056,305

Represented by:
Capital	$126,068,955
Accumulated net investment loss	(611,340)
Accumulated net realized losses from investment transactions	(19,378,324)
Net unrealized appreciation on investments	34,977,014

Net Assets	$141,056,305

Net Assets:
Class I Shares	$119,628,832
Class II Shares	20,751,328
Class III Shares	676,145

Total	$141,056,305

Shares outstanding (unlimited number of shares authorized):
Class I Shares	6,667,397
Class II Shares	1,172,149
Class III Shares	37,903

Total	7,877,449

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$17.94
Class II Shares	$17.70
Class III Shares	$17.84

*	Includes value of securities on loan of $32,992,636.

See accompanying notes to financial statements.

 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide Multi-
Manager NVIT Small
Cap Growth Fund

INVESTMENT INCOME:
Interest income	$128,695
Dividend income	85,432
Income from securities lending	35,890

Total Income	250,017

Expenses:
Investment advisory fees	650,515
Fund administration and transfer agent fees	43,270
Distribution fees Class II Shares	24,289
Administrative servicing fees Class I Shares	82,054
Administrative servicing fees Class II Shares	13,721
Administrative servicing fees Class III Shares	409
Custodian fees	11,758
Trustee fees	3,953
Compliance program costs (Note 3)	971
Other	31,694

Total expenses before earnings credit	862,634
Earnings credit (Note 6)	(1,277)

Net Expenses	861,357

Net Investment Loss	(611,340)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	10,701,895
Net change in unrealized appreciation on investments	2,392,893

Net realized/unrealized gains (losses) on investments	13,094,788

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,483,448

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Nationwide Multi-Manager NVIT
	Small Cap Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(611,340)	$(1,298,323)
Net realized gains on investment transactions	10,701,895	14,376,742
Net change in unrealized appreciation/depreciation on investments	2,392,893	(8,951,318)

Change in net assets resulting from operations	12,483,448	4,127,101

Change in net assets from capital transactions	(14,912,890)	(22,679,718)

Change in net assets	(2,429,442)	(18,552,617)
Net Assets:
Beginning of period	143,485,747	162,038,364

End of period	$141,056,305	$143,485,747

Accumulated net investment income (loss) at end of period	$(611,340)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,652,949	$33,464,997
Cost of shares redeemed(a)	(27,473,474)	(55,081,579)

	(14,820,525)	(21,616,582)

Class II Shares
Proceeds from shares issued	1,951,984	6,124,785
Cost of shares redeemed(a)	(1,996,303)	(7,000,356)

	(44,319)	(875,571)

Class III Shares
Proceeds from shares issued	26,447	250,844
Cost of shares redeemed(a)	(74,493)	(438,409)

	(48,046)	(187,565)

Change in net assets from capital transactions	$(14,912,890)	$(22,679,718)

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets (Continued)

	Nationwide Multi-Manager NVIT
	Small Cap Growth Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	742,552	2,079,218
Redeemed	(1,619,508)	(3,448,232)

	(876,956)	(1,369,014)
Class II Shares
Issued	116,338	378,616
Redeemed	(119,425)	(443,345)

	(3,087)	(64,729)

Class III Shares
Issued	1,576	15,454
Redeemed	(4,562)	(27,259)

	(2,986)	(11,805)

Total change in shares	(883,029)	(1,445,548)

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

12

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide Multi-Manager NVIT Small Cap Growth Fund

								Ratios/Supplemental Data
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total				Net Assets	Ratio of
	Value,	Investment	Gains	from	Net Asset			at End of	Expenses
	Beginning	Income	(Losses) on	Investment	Value, End	Total		Period	to Average
	of Period	(Loss)	Investments	Activities	of Period	Return (a)		(000s)	Net Assets (b)

Class I Shares
For the year ended December 31, 2002	$14.48	(0.11)	(4.71)	(4.82)	$9.66	(33.29%	)	$100,308	1.35%
For the year ended December 31, 2003	$9.66	(0.11)	3.42	3.31	$12.97	34.27%		$156,978	1.34%
For the year ended December 31, 2004	$12.97	(0.12)	1.86	1.74	$14.71	13.42%		$156,535	1.21%
For the year ended December 31, 2005	$14.71	(0.13)	1.32	1.19	$15.90	8.09%		$141,684	1.22%
For the year ended December 31, 2006	$15.90	(0.14)	0.65	0.51	$16.41	3.21%		$123,771	1.25%
For the six months ended June 30, 2007 (Unaudited)	$16.41	(0.08)	1.61	1.53	$17.94	9.32%		$119,629	1.22%
Class II Shares
Period ended December 31, 2002 (e)	$13.59	(0.04)	(3.92)	(3.96)	$9.63	(29.14%	)	$1,652	1.63%
For the year ended December 31, 2003	$9.63	(0.09)	3.37	3.28	$12.91	34.06%		$8,842	1.59%
For the year ended December 31, 2004	$12.91	(0.12)	1.82	1.70	$14.61	13.17%		$15,917	1.47%
For the year ended December 31, 2005	$14.61	(0.14)	1.27	1.13	$15.74	7.73%		$19,521	1.46%
For the year ended December 31, 2006	$15.74	(0.18)	0.65	0.47	$16.21	2.99%		$19,047	1.51%
For the six months ended June 30, 2007 (Unaudited)	$16.21	(0.09)	1.58	1.49	$17.70	9.19%		$20,751	1.47%
Class III Shares
Period ended December 31, 2002 (f)	$10.95	(0.04)	(1.29)	(1.33)	$9.62	(12.15%	)	$17	1.27%
For the year ended December 31, 2003	$9.62	(0.05)	3.33	3.28	$12.90	34.10%		$978	1.34%
For the year ended December 31, 2004	$12.90	(0.14)	1.87	1.73	$14.63	13.41%		$996	1.21%
For the year ended December 31, 2005	$14.63	(0.14)	1.31	1.17	$15.80	8.00%		$833	1.23%
For the year ended December 31, 2006	$15.80	(0.16)	0.67	0.51	$16.31	3.23%		$667	1.24%
For the six months ended June 30, 2007 (Unaudited)	$16.31	(0.07)	1.60	1.53	$17.84	9.38%		$676	1.21%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of
	Ratio of		Ratio of	Investment
	Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average		Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)		Turnover (d)

Class I Shares
For the year ended December 31, 2002	(1.03%	)	1.35%	(1.03%	)	165.97%
For the year ended December 31, 2003	(1.03%	)	(g)	(g)		121.69%
For the year ended December 31, 2004	(0.90%	)	(g)	(g)		112.22%
For the year ended December 31, 2005	(0.83%	)	(g)	(g)		58.28%
For the year ended December 31, 2006	(0.81%	)	(g)	(g)		58.45%
For the six months ended June 30, 2007 (Unaudited)	(0.86%	)	1.22%	(0.86%	)	35.95%
Class II Shares
Period ended December 31, 2002 (e)	(1.33%	)	(g)	(g)		165.97%
For the year ended December 31, 2003	(1.29%	)	(g)	(g)		121.69%
For the year ended December 31, 2004	(1.16%	)	(g)	(g)		112.22%
For the year ended December 31, 2005	(1.08%	)	(g)	(g)		58.28%
For the year ended December 31, 2006	(1.07%	)	(g)	(g)		58.45%
For the six months ended June 30, 2007 (Unaudited)	(1.10%	)	1.47%	(1.10%	)	35.95%
Class III Shares
Period ended December 31, 2002 (f)	(0.94%	)	(g)	(g)		165.97%
For the year ended December 31, 2003	(1.04%	)	(g)	(g)		121.69%
For the year ended December 31, 2004	(0.91%	)	(g)	(g)		112.22%
For the year ended December 31, 2005	(0.84%	)	(g)	(g)		58.28%
For the year ended December 31, 2006	(0.80%	)	(g)	(g)		58.45%
For the six months ended June 30, 2007 (Unaudited)	(0.84%	)	1.21%	(0.84%	)	35.95%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(g)	There were no fee waivers/reimbursements during the period.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide Multi-Manager NVIT Small Cap Growth Fund (the “Fund”), (formerly, “GVIT Small Cap Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

14

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities

16

loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$32,992,636	$33,718,470

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$140,555,756	$37,983,319	$(3,850,078)	$34,133,241

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers

— Waddell & Reed Investment Management Company

— Oberweis Asset Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.95% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $410,852 for the six months ended June 30, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter,

18

is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2007, NFS received $102,655 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $971.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $47,687,182 and sales of $64,783,198.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

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Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 25

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

26

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

30

Nationwide Multi-Manager NVIT Small Cap Value Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCV (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide Multi-Manager NVIT Small Cap Value Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide Multi-Manager NVIT Small Cap Value
				Ending
			Beginning	Account
			Account Value,	Value,	Expenses Paid	Annualized
			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,060.70	$5.67	1.11%
	Hypothetical	[1]	$1,000.00	$1,019.30	$5.57	1.11%
Class II	Actual		$1,000.00	$1,058.90	$6.94	1.36%
	Hypothetical	[1]	$1,000.00	$1,018.06	$6.83	1.36%
Class III	Actual		$1,000.00	$1,059.90	$5.62	1.10%
	Hypothetical	[1]	$1,000.00	$1,019.35	$5.52	1.10%
Class IV	Actual		$1,000.00	$1,060.00	$5.57	1.09%
	Hypothetical	[1]	$1,000.00	$1,019.39	$5.47	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide Multi-Manager NVIT Small Cap Value Fund
Portfolio Summary
June 30, 2007

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	97.0%
Cash Equivalents	2.2%
U.S. Treasury Notes	0.1%
Other assets in excess of liabilities	0.7%

100.0%

Top Holdings

AIM Liquid Assets Portfolio, 5.09%, 04/01/42	2.2%
Westar Energy, Inc.	0.8%
Ashford Hospitality Trust	0.7%
Silgan Holdings, Inc.	0.7%
Powerwave Technologies, Inc.	0.7%
Lexington Corporate Properties Trust	0.7%
Sybase, Inc.	0.7%
Infocrossing, Inc.	0.7%
Deluxe Corp.	0.6%
Moog, Inc.	0.6%
Other	91.6%

100%

Top Industries

Real Estate Investment Trusts (REITs)	9.6%
Commercial Banks	8.8%
Insurance	4.5%
Commercial Services & Supplies	3.6%
Aerospace & Defense	3.5%
Software	3.4%
Chemicals	3.3%
Machinery	3.0%
Specialty Retail	2.9%
Communications Equipment	2.6%
Other	54.8%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

COMMON STOCK (97.0%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (3.5%)
AAR Corp.*	13,300	$439,033
Alliant Techsystems, Inc.*	28,900	2,865,435
Ceradyne, Inc.*	27,600	2,041,296
Curtiss-Wright Corp.	29,500	1,374,995
DRS Technologies, Inc.	62,100	3,556,467
EDO Corp.	100,870	3,315,597
Esterline Technologies Corp.*	18,500	893,735
Hexcel Corp.*	83,370	1,756,606
Moog, Inc., Class A*	86,135	3,799,415
Orbital Sciences Corp.*	20,200	424,402
Spirit Aerosystems Holdings, Inc., Class A*	54,300	1,957,515
Triumph Group, Inc.	9,400	615,418

		23,039,914

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	18,600	1,096,284

		1,096,284

Airlines (0.5%)
ExpressJet Holdings, Inc.*	65,300	390,494
Republic Airways Holdings, Inc.*	81,200	1,652,420
SkyWest, Inc.	53,100	1,265,373

		3,308,287

Auto Components (1.0%)
Aftermarket Technology Corp.*	47,100	1,397,928
American Axle & Manufacturing Holdings, Inc.	13,400	396,908
ArvinMeritor, Inc.	64,800	1,438,560
Lear Corp.*	8,100	288,441
Modine Manufacturing Co.	42,800	967,280
Standard Motor Products, Inc.	24,300	365,229
Tenneco Automotive, Inc.*	41,900	1,468,176
Visteon Corp.*	31,200	252,720

		6,575,242

Biotechnology (0.8%)
Bio-Rad Laboratories, Inc., Class A*	12,900	974,853
Bio-Reference Laboratories, Inc.*	52,540	1,436,969
Cambrex Corp.	117,720	1,562,144
Celera Genomics Group*	11,300	140,120
Exelixis, Inc.*	19,600	237,160
Martek Biosciences Corp.*	1,000	25,970
Medivation, Inc.*	5,200	106,236
Nektar Therapeutics*	6,700	63,583
United Therapeutics Corp.*	5,200	331,552

		4,878,587

Building Products (0.6%)
Ameron International Corp.	7,400	667,406
Apogee Enterprises, Inc.	17,400	484,068
Goodman Global, Inc.*	51,820	1,151,440
NCI Building Systems, Inc.*	16,700	823,811
Universal Forest Products, Inc.	20,200	853,652

		3,980,377

Capital Markets (0.9%)
Knight Capital Group, Inc., Class A*	67,700	1,123,820
MCG Capital Corp.	35,800	573,516
Piper Jaffray Cos.*	5,600	312,088
Sanders Morris Harris Group, Inc.	119,250	1,388,070
SWS Group, Inc.	20,400	441,048
Technology Investment Capital Corp.	64,490	1,018,297
TradeStation Group, Inc.*	101,370	1,180,961

		6,037,800

Chemicals (3.3%)
Agrium, Inc.	45,480	1,989,750
BE Aerospace, Inc.*	10,400	429,520
C.F. Industries Holdings, Inc.	44,100	2,641,149
Cytec Industries, Inc.	9,000	573,930
Fuller (H. B.) Co.	69,700	2,083,333
Hercules, Inc.*	137,630	2,704,429
Innospec, Inc.	10,000	592,100
Methanex Corp.	68,100	1,712,034
Minerals Technologies, Inc.	7,200	482,040
Nalco Holding Co.	73,590	2,020,046
Newmarket Corp.	6,700	324,079
O.M. Group, Inc.*	11,000	582,120
Olin Corp.	9,000	189,000
Rockwood Holdings, Inc.*	24,000	877,200
Sensient Technologies Corp.	73,310	1,861,341
Spartech Corp.	30,300	804,465
Terra Industries, Inc.*	44,600	1,133,732
W.R. Grace & Co.*	30,900	756,741

		21,757,009

Commercial Banks (8.8%)
1st Source Corp.	11,700	291,564
Amcore Financial, Inc.	73,550	2,132,214
Americanwest Bancorp	4,300	78,389
Ameris Bancorp	13,480	302,896
BancFirst Corp.	9,600	411,072
Banco Latinoamericano de Exportaciones, S.A. - PA	15,100	283,880
Bank of Granite	12,800	213,632

6

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Commercial Banks (continued)
Banner Corp.	4,900	$166,894
BOK Financial Corp.	27,900	1,490,418
Camden National Corp.	5,500	215,270
Capital Corp. of the West	4,360	104,466
Capitol Bancorp Ltd.	9,400	256,902
Cathay General Bancorp, Inc.	10,600	355,524
Central Pacific Financial Corp.	53,200	1,756,132
Chemical Financial Corp.	14,955	386,886
Citizens Banking Corp.	14,547	266,210
City Holding Co.	29,000	1,111,570
Colonial Bancgroup, Inc.	62,400	1,558,128
Columbia Banking System, Inc.	12,330	360,652
Community Bancorp*	3,500	97,930
Community Bank System, Inc.	15,400	308,308
Community Trust Bancorp, Inc.	28,570	922,811
Cullen/ Frost Bankers, Inc.	20,300	1,085,441
Farmers Capital Bank Corp.	2,900	83,897
First BanCorp. Puerto Rico	52,600	578,074
First Citizens BancShares, Class A	5,440	1,057,536
First Commonwealth Financial Corp.	34,400	375,648
First Community Bankshares, Inc.	10,200	318,138
First Merchants Corp.	11,500	276,345
First Regional Bancorp*	7,200	183,168
First Republic Bancorp, Inc.	41,950	2,251,037
First State Bancorp	79,100	1,684,039
FNB Corp.	7,200	258,480
Glacier Bancorp, Inc.	19,200	390,720
Great Southern Bancorp, Inc.	25,300	684,365
Greater Bay Bancorp	30,400	846,336
Greene County Bancshares, Inc.	4,100	128,166
Hanmi Financial Corp.	171,500	2,925,790
Heartland Financial U.S.A., Inc.	5,900	143,370
Heritage Commerce Corp.	2,900	68,672
Horizon Financial Corp.	9,625	209,729
Iberiabank Corp.	30,900	1,528,005
Independent Bank Corp.	30,900	912,786
Independent Bank Corp., Michigan	32,610	561,218
Integra Bank Corp.	15,800	339,226
Intervest Bancshares Corp.	3,200	90,112
Irwin Financial Corp.	35,100	525,447
Lakeland Financial Corp.	6,800	144,636
Mainsource Financial Group, Inc.	19,810	332,610
Mercantile Bank Corp.	4,260	115,446
Nara Bankcorp, Inc.	23,000	366,390
National Penn Bancshares, Inc.	116,578	1,944,521
NBT Bancorp, Inc.	45,100	1,017,456
Old National Bancorp	47,200	783,992
Pacific Capital Bancorp	31,500	849,870
Peoples Bancorp, Inc.	11,200	303,184
Prosperity Bancshares, Inc.	13,400	438,984
Provident Bankshares Corp.	58,800	1,927,464
R & G Financial Corp. ADR - PR*	34,250	126,725
Renasant Corp.	13,600	309,264
Republic Bancorp, Inc., Class A	5,855	97,134
Royal Bancshares of Pennsylvania, Inc., Class A	6,030	118,851
Santander Bancorp — PR	2,500	37,150
SCBT Financial Corp.	4,614	167,950
Security Bank Corp.	11,200	225,120
Sierra Bancorp	1,200	33,840
Signature Bank*	80,150	2,733,115
Simmons First National Corp., Class A	8,100	223,479
Southwest Bancorp	32,800	788,512
Sterling Bancshares, Inc.	51,700	584,727
Sterling Financial Corp.	36,412	383,054
Sterling Financial Corp. (Spokane)	67,505	1,953,595
Suffolk Bancorp	5,500	175,560
Taylor Capital Group, Inc.	10,400	286,312
TCF Financial Corp.	123,800	3,441,640
Trico Bancshares	11,000	245,960
UMB Financial Corp.	83,600	3,082,332
Umpqua Holdings Corp.	35,096	825,107
Union Bankinghares Corp.	39,200	909,440
United Bankinghares, Inc.	8,700	276,660
W Holding Co., Inc.	79,991	211,176
Washington Trust Bancorp	11,300	284,873
West Coast Bancorp	42,900	1,303,731

		57,627,353

Commercial Services & Supplies (3.6%)
American Ecology Corp.	108,580	2,325,784
Comsys IT Partners, Inc.*	15,200	346,712
Consolidated Graphics, Inc.*	10,400	720,512
CRA International, Inc.*	4,800	231,360
Deluxe Corp.	102,800	4,174,708
Ennis, Inc.	8,600	202,272
FTI Consulting, Inc.*	14,400	547,632
Geo Group, Inc. (The)*	65,800	1,914,780
ICT Group, Inc.*	80,750	1,510,832
IHS, Inc., Class A*	37,540	1,726,840
IKON Office Solutions, Inc.	69,300	1,081,773
Infinity Bio-Energy Ltd.*	155,500	797,715
Kelly Services, Inc.	14,300	392,678
Kforce, Inc.*	24,300	388,314
Learning Tree International, Inc.*	128,630	1,685,053

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund (Continued)

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Commercial Services & Supplies (continued)
LECG Corp.*	39,100	$590,801
Manhattan Associates, Inc.*	20,200	563,782
Spherion Corp.*	52,600	493,914
TeleTech Holdings, Inc.*	30,600	993,888
United Stationers, Inc.*	11,300	753,032
Viad Corp.	19,700	830,749
Volt Information Sciences, Inc.*	8,800	162,272
Waste Connections, Inc.*	17,400	526,176
Watson Wyatt Worldwide, Inc.	14,500	731,960

		23,693,539

Communications Equipment (2.6%)
ADC Telecommunications, Inc.*	86,950	1,593,793
Arris Group, Inc.*	169,540	2,982,209
Avocent Corp.*	26,600	771,666
Bel Fuse, Inc., Class B	11,100	377,733
Black Box Corp.	13,300	550,354
C-COR, Inc.*	6,600	92,796
Digi International, Inc.*	18,800	277,112
Ditech Networks, Inc.*	14,800	121,212
Dycom Industries, Inc.*	54,520	1,634,510
Finisar Corp.*	31,500	119,070
Foundry Networks, Inc.*	21,700	361,522
Harmonic, Inc.*	125,650	1,114,515
Inter-Tel, Inc.	24,600	588,678
MasTec, Inc.*	27,400	433,468
MRV Communications, Inc.*	18,200	59,150
Ntelos Holding Corp.	25,950	717,258
Polycom, Inc.*	11,600	389,760
Powerwave Technologies, Inc.*	703,800	4,715,460
Sycamore Networks, Inc.*	34,100	137,082
U.T. Starcom, Inc.*	21,500	120,615

		17,157,963

Computers & Peripherals (1.7%)
Adaptec, Inc.*	25,700	97,917
Diebold, Inc.	58,000	3,027,600
Electronics for Imaging, Inc.*	36,100	1,018,742
Emulex Corp.*	90,500	1,976,520
Gateway, Inc.*	48,000	76,320
Hutchinson Technology, Inc.*	12,100	227,601
Hypercom Corp.*	381,100	2,252,301
Imation Corp.	21,300	785,118
Komag, Inc.*	12,200	389,058
Palm, Inc.*	50,900	814,909
Quantum Corp.*	45,700	144,869

		10,810,955

Construction & Engineering (0.5%)
Emcor Group, Inc.*	9,600	699,840
Granite Construction, Inc.	14,400	924,192
Washington Group International, Inc.*	21,950	1,756,220

		3,380,252

Construction Materials (0.1%)
U.S. Concrete, Inc.*	90,810	789,139

		789,139

Consumer Finance (1.0%)
Advance America Cash Advance Centers, Inc.	9,600	170,304
Advanta Corp., Class B	34,900	1,086,786
Cash America International, Inc.	51,700	2,049,905
CompuCredit Corp.*	9,300	325,686
Dollar Financial Corp.*	50,123	1,428,506
World Acceptance Corp.*	37,800	1,615,194

		6,676,381

Consumer Goods (0.3%)
1-800-Flowers.Com, Inc.*	175,220	1,652,325

		1,652,325

Containers & Packaging (1.4%)
AptarGroup, Inc.	16,000	568,960
Greif, Inc.	23,100	1,376,991
Myers Industries, Inc.	44,600	986,106
Rock-Tenn Co.	41,100	1,303,692
Silgan Holdings, Inc.	86,490	4,781,167

		9,016,916

Distributors (0.1%)
Keystone Automotive Industries, Inc.*	7,700	318,549

		318,549

Diversified Consumer Services (0.7%)
Regis Corp.	14,200	543,150
Service Corp. International	186,630	2,385,131
Stewart Enterprises, Inc., Class A	100,700	784,453
Vertrue, Inc.*	19,000	926,820

		4,639,554

Diversified Financial Services (0.1%)
Financial Federal Corp.	19,200	572,544
Marlin Business Services, Inc.*	2,300	49,013

		621,557

8

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc.	6,500	$186,160
Cincinnati Bell, Inc.*	437,600	2,529,328
CT Communications, Inc.	45,600	1,391,256
Fairpoint Communications, Inc.	48,700	864,425
General Communication, Inc.*	21,400	274,134
Iowa Telecommunications Services, Inc.	24,600	559,158
North Pittsburgh Systems, Inc.	10,400	221,000
Premiere Global Services, Inc.*	149,100	1,941,282
SureWest Communications	6,900	187,956

		8,154,699

Electric Utilities (1.9%)
Allete, Inc.	20,200	950,410
Cleco Corp.	32,900	806,050
El Paso Electric Co.*	52,600	1,291,856
IDACORP, Inc.	52,100	1,669,284
UIL Holdings Corp.	15,833	524,072
UniSource Energy Corp.	62,800	2,065,492
Westar Energy, Inc.	215,450	5,231,126

		12,538,290

Electrical Equipment (1.2%)
A.O. Smith Corp.	12,200	486,658
Acuity Brands, Inc.	20,500	1,235,740
Belden CDT, Inc.	11,300	625,455
Encore Wire Corp.	57,650	1,697,216
Genlyte Group, Inc.*	7,200	565,488
Graftech International Ltd.*	124,000	2,088,160
Regal-Beloit Corp.	25,600	1,191,424
		7,890,141

Electronic Equipment & Instruments (2.0%)
Aeroflex, Inc.*	34,100	483,197
Agilysys, Inc.	36,100	812,250
Anixter International, Inc.*	15,900	1,195,839
Bell Microproducts, Inc.*	99,700	650,044
Benchmark Electronics, Inc.*	35,125	794,527
Checkpoint Systems, Inc.*	15,700	396,425
Coherent, Inc.*	8,700	265,437
CTS Corp.	54,700	692,502
DTS, Inc.*	102,710	2,235,997
Electro Scientific Industries, Inc.*	3,400	70,720
Insight Enterprises, Inc.*	27,000	609,390
Kemet Corp.*	18,500	130,425
Newport Corp.*	30,700	475,236
P.C. Connection Incorporated*	17,700	234,348
Park Electrochemical Corp.	8,900	250,802
Plexus Corp.*	26,800	616,132
RadiSys Corp.*	5,600	69,440
Synnex Corp.*	3,300	68,013
Technitrol, Inc.	94,300	2,703,581
TTM Technologies, Inc.*	21,000	273,000
Zygo Corp.*	11,000	157,190

		13,184,495

Energy Equipment & Services (1.8%)
Bristow Group, Inc.*	10,100	500,455
Carbo Ceramics, Inc.	9,700	424,957
Complete Production Services*	30,500	788,425
Core Laboratories NV*	8,100	823,689
Drill-Quip, Inc.*	15,000	674,250
Hanover Compressor Co.*	27,030	644,666
Oceaneering International, Inc.*	34,810	1,832,398
Oil States International, Inc.*	29,200	1,207,128
RPC Energy Services, Inc.	60,687	1,034,106
Superior Well Services, Inc.*	15,400	391,314
Trico Marine Services, Inc.*	45,100	1,843,688
Union Drilling, Inc.*	18,300	300,486
Universal Compression Holdings, Inc.*	9,100	659,477
W-H Energy Services, Inc.*	6,700	414,797

		11,539,836

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	17,100	775,143
Nasch-Finch Co.	35,700	1,767,150
Pantry, Inc.*	10,000	461,000
Performance Food Group Co.*	32,200	1,046,178
Ruddick Corp.	6,500	195,780
Spartan Stores, Inc.	49,700	1,635,627

		5,880,878

Food Products (0.3%)
Ralcorp Holding, Inc.*	9,400	502,430
Reddy Ice Holdings, Inc.	14,800	422,096
Tootsie Roll Industries, Inc.	28,784	797,605

		1,722,131

Gas Distribution (0.2%)
Piedmont Natural Gas Co., Inc.	47,500	1,170,875

		1,170,875

Gas Utilities (1.3%)
Laclede Group, Inc. (The)	61,500	1,960,620
New Jersey Resources Corp.	43,200	2,204,064

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund (Continued)

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Gas Utilities (continued)
NICOR, Inc.	26,000	$1,115,920
Northwest Natural Gas Co.	100	4,619
South Jersey Industries, Inc.	19,700	696,986
Southwest Gas Corp.	61,500	2,079,315
UGI Corp.	12,600	343,728

		8,405,252

Health Care Equipment & Supplies (1.7%)
CONMED Corp.*	40,100	1,174,128
Cutera, Inc.*	32,400	807,408
D.J. Orthopedics, Inc.*	10,000	412,700
Greatbatch, Inc.*	5,300	171,720
ICU Medical, Inc.*	3,200	137,408
Invacare Corp.	8,600	157,638
Inverness Medical Innovations, Inc.*	60,670	3,095,383
IRIS International, Inc.*	98,150	1,652,846
LifeCell Corp.*	8,300	253,482
SonoSite, Inc.*	74,850	2,352,536
Steris Corp.	12,100	370,260
Surmodics, Inc.*	1,200	60,000
Symmetry Medical, Inc.*	16,000	256,160

		10,901,669

Health Care Providers & Services (2.5%)
Alliance Imaging, Inc.*	59,900	562,461
American Dental Partners*	14,000	363,580
Amerigroup Corp.*	53,800	1,280,440
AMN Healthcare Services, Inc.*	28,500	627,000
Apria Healthcare Group, Inc.*	8,800	253,176
Five Star Quality Care, Inc.*	163,100	1,301,538
Genesis HealthCare Corp.*	600	41,052
Gentiva Health Services, Inc.*	72,200	1,448,332
Healthspring, Inc.*	26,600	506,996
Hythiam, Inc.*	96,860	837,839
Kindred Healthcare, Inc.*	20,900	642,048
Magellan Health Services, Inc.*	17,600	817,872
Molina Healthcare, Inc.*	6,100	186,172
Pediatrix Medical Group, Inc.*	31,980	1,763,697
PSS World Medical, Inc.*	30,900	562,998
Psychiatric Solutions, Inc.*	31,000	1,124,060
Res-Care, Inc.*	7,500	158,550
Rural/ Metro Corp.*	277,206	1,582,846
Sunrise Senior Living, Inc.*	43,840	1,753,162
Universal Health Services, Inc.	5,600	344,400

		16,158,219

Hotels, Restaurants & Leisure (1.4%)
Ameristar Casinos, Inc.	3,300	114,642
Bob Evans Farms, Inc.	2,100	77,385
Domino’s Pizza, Inc.	48,000	876,960
Great Wolf Resorts, Inc.*	104,672	1,491,576
Jack in the Box, Inc.*	30,200	2,142,388
Luby’s, Inc.*	70,540	681,417
Multimedia Games, Inc.*	129,270	1,649,485
Papa John’s International, Inc.*	8,300	238,708
RARE Hospitality International, Inc.*	16,600	444,382
Shuffle Master, Inc.*	84,400	1,401,040

		9,117,983

Household Durables (0.9%)
Directed Electronics, Inc.*	99,250	877,370
Ethan Allen Interiors, Inc.	20,000	685,000
Kimball International, Inc., Class B	24,100	337,641
Sealy Corp.	23,900	394,828
Tupperware Corp.	113,600	3,264,864
WCI Communities, Inc.*	13,000	216,840

		5,776,543

Insurance (4.5%)
American Physicians Capital, Inc.*	10,900	441,450
Amerisafe, Inc.*	19,900	390,637
Argonaut Group, Inc.	27,500	858,275
Aspen Insurance Holdings Ltd. - BM	55,600	1,560,692
CNA Surety Corp.*	56,790	1,073,899
Commerce Group, Inc.	26,000	902,720
Delphi Financial Group, Inc., Class A	56,475	2,361,784
First Mercury Financial Corp.*	40,000	838,800
FPIC Insurance Group, Inc.*	9,400	383,238
Harleysville Group, Inc.	11,900	396,984
Infinity Property & Casualty Corp.	14,900	755,877
IPC Holdings Ltd. — BM	27,200	878,288
James River Group, Inc.	3,400	112,982
LandAmerica Financial Group, Inc.	16,500	1,592,085
Max Re Capital Ltd.	51,600	1,460,280
Navigators Group, Inc. (The)*	13,200	711,480
Odyssey Re Holdings Corp.	83,400	3,577,026
Ohio Casualty Corp.	26,900	1,165,039
Phoenix Co., Inc.	13,300	199,633
Platinum Underwriters Holdings Ltd. - BM	55,000	1,911,250
PMA Capital Corp., Class A*	104,000	1,111,760
ProAssurance Corp.*	2,000	111,340
RLI Corp.	3,700	207,015
Safety Insurance Group, Inc.	28,100	1,163,340
Seabright Insurance Holdings*	17,800	311,144

10

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	40,900	$1,099,392
Stewart Information Services Corp.	16,000	637,280
United Fire & Casualty Corp.	17,440	617,027
Zenith National Insurance Co.	48,550	2,286,220

		29,116,937

Internet & Catalog Retail (0.4%)
FTD Group, Inc.	108,600	1,999,326
Systemax, Inc.	22,500	468,225

		2,467,551

Internet Software & Services (0.6%)
Ariba, Inc.*	87,200	864,152
Interwoven, Inc.*	36,300	509,652
iPass, Inc.*	4,100	22,222
SonicWALL, Inc.*	109,100	937,169
United Online, Inc.	80,400	1,325,796

		3,658,991

IT Services (1.9%)
Authorize.Net Holdings, Inc.*	15,300	273,717
CACI International, Inc., Class A*	5,500	268,675
Ciber, Inc.*	42,200	345,196
Covansys Corp.*	24,400	827,892
CSG Systems International, Inc.*	19,300	511,643
Forrester Research, Inc.*	20,000	562,600
Gartner, Inc. *	33,400	821,306
Infocrossing, Inc.*	227,220	4,196,753
infoUSA, Inc.	5,000	51,100
ManTech International Corp.*	10,400	320,632
Ness Technologies, Inc.*	55,370	720,364
Perot Systems Corp., Class A*	45,600	777,024
Sapient Corp.*	232,060	1,793,824
SI International, Inc.*	6,500	214,630
Sykes Enterprises, Inc.*	19,200	364,608

		12,049,964

Leisure Equipment & Products (0.8%)
JAKKS Pacific, Inc.*	69,400	1,952,916
K2, Inc.*	73,100	1,110,389
Pool Corp.	26,050	1,016,732
RC2 Corp.*	16,800	672,168
Steinway Musical Instruments, Inc.	13,700	473,883

		5,226,088

Life Sciences Tools & Services (0.1%)
Bruker Bioscience Corp.*	46,000	414,460
PAREXEL International Corp.*	6,100	256,566

		671,026

Machinery (3.0%)
Actuant Corp.	10,400	655,824
Astec Industries, Inc.*	5,400	227,988
Barnes Group, Inc.	66,300	2,100,384
Cascade Corp.	11,600	909,904
Circor International, Inc.	12,800	517,504
Enpro Industries, Inc.*	46,900	2,006,851
Federal Signal Corp.	20,700	328,302
Gehl Co.*	6,100	185,196
Graco, Inc.	6,900	277,932
Hardinge, Inc.	13,200	449,196
Harsco Corp.	10,100	525,200
Idex Corp.	5,000	192,700
Kadant, Inc.*	5,900	184,080
Kennametal, Inc.	16,350	1,341,190
Manitowoc Co.	8,100	651,078
Mueller Industries, Inc.	9,600	330,624
NACCO Industries, Inc., Class A	4,400	684,156
Tennant Co.	11,900	434,350
Toro Co.	52,500	3,091,725
Valmont Industries, Inc.	22,600	1,644,376
Wabash National Corp.	72,020	1,053,653
Wabtec Corp.	40,800	1,490,424
Watts Industries, Inc.	13,700	513,339

		19,795,976

Manufacturing (0.2%)
Blount International, Inc.*	40,500	529,740
L.B. Foster Co.*	29,100	834,588

		1,364,328

Marine (0.8%)
Eagle Bulk Shipping, Inc.	29,500	661,095
Genco Shipping & Trading Ltd. - MH	18,300	755,058
Omega Navigation Enterprises, Inc.	134,100	2,916,675
TBS International Ltd. - BM*	28,700	815,080

		5,147,908

Media (2.0%)
Arbitron, Inc.	57,250	2,950,092
Cox Radio, Inc.*	49,500	704,880
DreamWorks Animation SKG, Inc., Class A*	25,500	735,420

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund (Continued)

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Media (continued)
Emmis Communications Corp.	30,400	$279,984
Entercom Communications Corp.	32,500	808,925
Lee Enterprises, Inc.	77,100	1,608,306
Lin TV Corp., Class A*	17,000	319,770
LodgeNet Entertainment Corp.*	40,500	1,298,430
Media General, Inc.	2,900	96,483
Morningstar, Inc.*	32,100	1,509,503
Radio One, Inc.*	113,100	798,486
Scholastic Corp.*	40,400	1,451,976
Sinclair Broadcast Group, Inc.	6,300	89,586
Valassis Communications, Inc.*	10,700	183,933
Westwood One, Inc.	41,900	301,261

		13,137,035

Metals & Mining (2.0%)
A.M. Castle & Co.	50,000	1,795,500
Century Aluminum Co.*	47,000	2,567,610
Commercial Metals Co.	20,300	685,531
Compass Minerals International, Inc.	15,300	530,298
Gold Reserve, Inc.*	131,800	735,444
Grupo Simec, SA de C.V. ADR - MX*	94,200	1,175,616
IAMGOLD Corp.	48,000	367,680
NN, Inc.	13,100	154,580
Quanex Corp.	35,900	1,748,330
Reliance Steel & Aluminum Co.	8,300	466,958
Royal Gold, Inc.	25,500	606,135
Ryerson, Inc.	7,600	286,140
Schnitzer Steel Industries, Inc.	8,900	426,666
Worthington Industries, Inc.	57,100	1,236,215

		12,782,703

Multi-Utilities (1.0%)
Avista Corp.	82,000	1,767,100
Black Hills Corp.	5,700	226,575
C.H. Energy Group, Inc.	11,600	521,652
PNM, Inc.	56,000	1,556,240
Vectren Corp.	92,250	2,484,293

		6,555,860

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	12,200	488,732
Retail Ventures, Inc.*	24,500	395,185
Tuesday Morning Corp.	34,800	430,128

		1,314,045

Oil, Gas & Consumable Fuels (2.5%)
Alon U.S.A. Energy, Inc.	43,400	1,910,034
Aurora Oil & Gas Corp.*	24,700	52,611
Bois d’Arc Energy, Inc.*	15,400	262,262
Cabot Oil & Gas Corp.	7,600	280,288
Callon Petroleum Corp.*	8,200	116,194
Cimarex Energy Co.	12,500	492,625
Comstock Resources, Inc.*	29,200	875,124
Energy Partners Ltd.*	15,656	261,299
Evergreen Energy, Inc.*	183,240	1,104,937
Foundation Coal Holdings, Inc.	39,670	1,612,189
Gulf Island Fabrication, Inc.	12,900	447,630
Harvest Natural Resources, Inc.*	31,300	372,783
Helix Energy Solutions Group, Inc.*	10,700	427,037
Petrohawk Energy Corp.*	23,900	379,054
RAM Energy Resources, Inc.*	343,580	1,862,203
Rossetta Resources, Inc.*	14,200	305,868
St. Mary Land & Exploration Co.	30,200	1,105,924
Stone Energy Corp.*	35,500	1,216,230
Swift Energy Co.*	19,300	825,268
USEC, Inc.*	6,000	131,880
Warren Resources, Inc.*	194,840	2,275,731

		16,317,171

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	93,400	1,444,898
Schweitzer-Mauduit International, Inc.	61,000	1,891,000

		3,335,898

Personal Products (0.6%)
Elizabeth Arden, Inc.*	50,800	1,232,408
Physicians Formula Holdings, Inc.*	72,070	1,133,301
Prestige Brands Holdings, Inc.*	136,800	1,775,664

		4,141,373

Pharmaceuticals (0.9%)
Acadia Pharmaceuticals, Inc.*	11,600	158,572
Adams Respiratory Therapeutics, Inc.*	8,500	334,815
Alpharma, Inc., Class A	9,400	244,494
Arena Pharmaceuticals, Inc.*	5,300	58,247
Auxilium Pharmaceuticals, Inc.*	11,500	183,310
Bradley Pharmaceutical*	8,700	188,877
Cubist Pharmaceuticals, Inc.*	9,400	185,274
Cypress Bioscience, Inc.*	26,700	354,042
Endo Pharmaceuticals Holdings, Inc.*	45,150	1,545,485
K-V Pharmaceutical Co.*	880	23,971

12

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Onyx Pharmaceuticals, Inc.*	24,500	$659,050
Par Pharmaceutical Cos., Inc.*	6,700	189,141
Perrigo Co.	21,400	419,012
Progenics Pharmaceuticals, Inc.*	11,900	256,683
Regeneron Pharmaceuticals, Inc.*	5,900	105,728
Savient Pharmaceuticals, Inc.*	20,400	253,368
Valeant Pharmaceuticals International	10,700	178,583
Viropharma, Inc.*	37,000	510,600

		5,849,252

Real Estate Investment Trusts (REITs) (9.6%)
American Financial Realty Trust	87,400	901,968
American Home Mortgage Investment Corp.	78,489	1,442,628
Anthracite Capital, Inc.	108,300	1,267,110
Arbor Realty Trust, Inc.	25,700	663,317
Ashford Hospitality Trust	407,480	4,791,965
Biomed Realty Trust, Inc.	32,500	816,400
Capital Trust, Inc., Class A	10,100	344,814
CBL & Associates Properties, Inc.	36,200	1,305,010
CBRE Realty Finance, Inc.	160,100	1,903,589
Cedarshopping Centers, Inc.	73,100	1,048,985
Deerfield Triarc Capital Corp.	74,900	1,095,787
Education Realty Trust, Inc.	86,850	1,218,505
Entertainment Properties Trust	10,720	576,522
Equity Inns, Inc.	91,800	2,056,320
Equity Lifestyle Properties, Inc.	16,700	871,573
Extra Space Storage, Inc.	10,100	166,650
Felcor Lodging Trust, Inc.	117,300	3,053,319
First Industrial Realty Trust	61,920	2,400,019
First Potomac Realty Trust	32,600	759,254
Glimcher Realty Trust	26,000	650,000
Gramercy Capital Corp.	11,600	319,464
Healthcare Realty Trust, Inc.	22,100	613,938
Hersha Hospitality Trust	134,300	1,587,426
Highland Hospitality Corp.	29,400	564,480
Home Properties of New York, Inc.	6,200	321,966
Impac Mortgage Holdings	44,600	205,606
Inland Real Estate Corp.	79,800	1,355,004
InnKeepers U.S.A. Trust	95,400	1,691,442
Lasalle Hotel Properties	11,700	508,014
Lexington Corporate Properties Trust	211,800	4,405,440
LTC Properties, Inc.	40,800	928,200
Mack-Cali Realty Corp.	33,500	1,456,915
Maguire Properties, Inc.	15,500	532,115
MFA Mortgage Investments, Inc.	30,500	222,040
National Retail Properties, Inc.	24,110	527,045
Nationwide Health Properties, Inc.	14,200	386,240
Northstar Realty Finance Corp.	187,610	2,347,001
Omega Healthcare Investors, Inc.	73,080	1,156,856
Parkway Properties, Inc.	31,000	1,488,930
Pennsylvania Real Estate Investment Trust	56,300	2,495,779
Post Properties, Inc.	50,000	2,606,500
Quadra Realty Trust, Inc.*	167,440	2,094,674
Saul Centers, Inc.	25,100	1,138,285
Senior Housing Properties Trust	57,500	1,170,125
Spirit Finance Corp.	129,200	1,881,152
Sunstone Hotel Investors, Inc.	55,500	1,575,645
Urstadt Biddle Properties	34,000	578,340
Washington Real Estate Investment Trust	27,700	941,800
Winston Hotels, Inc.	28,500	427,500

		62,861,657

Real Estate Management & Development (0.1%)
SonomaWest Holdings, Inc.*	2,400	63,600
Tejon Ranch Co.*	19,200	848,640

		912,240

Road & Rail (0.5%)
Arkansas Best Corp.	3,500	136,395
Florida East Coast Industries, Inc.	40,610	3,369,818

		3,506,213

Semiconductors & Semiconductor Equipment (2.5%)
Actel Corp.*	13,200	183,612
Advanced Energy Industries, Inc.*	14,800	335,368
Amis Holdings, Inc.*	27,000	338,040
Amkor Technology, Inc.*	46,800	737,100
Applied Micro Circuits Corp.*	45,000	112,500
Asyst Technologies, Inc.*	52,800	381,744
Axcelis Technologies, Inc.*	45,100	292,699
Brooks Automation, Inc.*	44,800	813,120
Cirrus Logic, Inc.*	32,400	268,920
Cohu, Inc.	14,900	331,525
Credence Systems Corp.*	28,200	101,520
Cypress Semiconductor Corp.*	102,150	2,379,074
DSP Group, Inc.*	13,300	272,251
Eagle Test Systems, Inc.*	8,700	139,722
Entegris, Inc.*	53,338	633,655
Genesis Microchip, Inc.*	8,300	77,688
Kulicke & Soffa Industries, Inc.*	23,600	247,092
Lattice Semiconductor Corp.*	29,800	170,456

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund (Continued)

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Mattson Technology, Inc.*	11,700	$113,490
Microsemi*	10,000	239,500
MKS Instruments, Inc.*	25,400	703,580
On Semiconductor Corp.*	37,200	398,784
Pericom Semiconductor Corp.*	7,400	82,584
Photronics, Inc.*	45,700	680,016
RF Micro Devices, Inc.*	27,200	169,728
Silicon Image, Inc.*	344,050	2,951,949
Silicon Laboratories, Inc.*	11,000	380,710
Silicon Storage Technology, Inc.*	18,100	67,513
Skyworks Solutions, Inc.*	31,200	229,320
Spansion, Inc., Class A*	20,000	222,000
Standard Microsystems Corp.*	14,300	491,062
TriQuint Semiconductor, Inc.*	110,000	556,600
Zoran Corp.*	70,300	1,408,812

		16,511,734

Service Companies (0.1%)
Heidrick & Struggles International, Inc.*	5,760	295,142

		295,142

Software (3.4%)
Actuate Corp.*	252,600	1,715,154
Aspen Technology, Inc.*	39,000	546,000
Citrix Systems, Inc.*	42,300	1,424,241
Corel Corp. ADR — CA*	68,318	905,214
Fair Issac Corp.	75,250	3,019,030
Henry (Jack) & Associates, Inc.	11,500	296,125
Lawson Software, Inc.*	42,700	422,303
Macrovision Corp.*	68,100	2,047,086
Magma Design Automation, Inc.*	21,800	306,072
Mentor Graphics Corp.*	51,200	674,304
NAVTEQ Corp.*	8,900	376,826
Parametric Technology Corp.*	36,520	789,197
Progress Software Corp.*	15,100	480,029
QAD, Inc.	7,400	61,420
Quest Software, Inc.*	15,800	255,802
SPSS, Inc.*	3,100	136,834
Sybase, Inc.*	183,450	4,382,620
THQ, Inc.*	99,250	3,029,110
Tibco Software, Inc.*	175,090	1,584,565

		22,451,932

Specialty Retail (2.9%)
Aaron Rents, Inc.	6,350	185,420
Asbury Automotive Group, Inc.	74,300	1,853,785
Charming Shoppes*	198,400	2,148,672
Circuit City Stores, Inc.	153,900	2,320,812
CSK Auto Corp.*	39,300	723,120
Dress Barn, Inc.*	15,000	307,800
DSW Inc., Class A*	3,000	104,460
Finish Line, Inc., Class A (The)	115,800	1,054,938
Group 1 Automotive, Inc.	39,500	1,593,430
Guitar Center, Inc.*	31,100	1,860,091
Hibbett Sports, Inc.*	14,600	399,748
Lithia Motors, Inc., Class A	7,500	190,050
MarineMax, Inc.*	16,300	326,326
Payless ShoeSource, Inc.*	35,600	1,123,180
Rent-A-Center, Inc.*	50,400	1,321,992
Shoe Carnival, Inc.*	6,900	189,681
Sonic Automotive, Inc.	17,000	492,490
Stage Stores, Inc.	47,125	987,740
Stein Mart, Inc.	28,700	351,862
Talbots, Inc.	30,200	755,906
Tractor Supply Co.*	12,000	624,600
Tween Brands, Inc.*	2,900	129,340

		19,045,443

Textiles, Apparel & Luxury Goods (1.9%)
Brown Shoe Co., Inc.	61,400	1,493,248
Deckers Outdoor Corp.*	5,000	504,500
Hartmarx Corp.*	1,600	12,752
Heelys, Inc.*	18,300	473,238
Kellwood Co.	78,700	2,213,044
Maidenform Brands, Inc.*	32,900	653,394
Movado Group, Inc.	11,400	384,636
Oxford Industries, Inc.	2,500	110,850
Perry Ellis International, Inc.*	36,250	1,166,162
Phillips-Van Heusen Corp.	25,600	1,550,592
Skechers U.S.A., Inc.*	27,100	791,320
Stride Rite Corp.	67,350	1,364,511
UniFirst Corp.	12,900	568,245
Warnaco Group, Inc. (The)*	14,900	586,166
Wolverine World Wide, Inc.	28,900	800,819

		12,673,477

Thrifts & Mortgage Finance (1.7%)
BankUnited Financial Corp., Class A	19,600	393,372
Berkshire Hills Bancorp, Inc.	1,000	31,510
Centerline Holding Co.	20,900	376,200
City Bank	16,500	519,915
Corus Bankshares, Inc.	76,600	1,322,116
Dime Community Bancshares	18,650	245,993
Downey Financial Corp.	13,300	877,534

14

COMMON STOCK (continued)

	Shares or
	Principal Amount	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	5,400	$184,788
First Financial Holdings, Inc.	11,800	385,978
First Niagara Financial Group, Inc.	78,996	1,034,848
First Place Financial Corp.	10,900	230,208
FirstFed Financial Corp.*	12,000	680,760
Flagstar Bancorp	22,900	275,945
Franklin Bank Corp.*	51,600	768,840
ITLA Capital Corp.	5,300	276,236
MAF Bancorp, Inc.	21,043	1,141,793
Ocwen Financial Corp.*	23,300	310,589
Partners Trust Financial Group	21,100	221,550
Tierone Corp.	23,300	701,330
TrustCo Bank Corp.	36,400	359,632
United Community Financial Corp.	30,100	300,398
WSFS Financial Corp.	9,000	588,870

		11,228,405

Tobacco (0.6%)
Alliance One International, Inc.*	266,300	2,676,315
Universal Corp.	16,700	1,017,364

		3,693,679

Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	98,950	2,919,025
Beacon Roofing Supply, Inc.*	42,010	713,750
Electro Rent Corp.	4,900	71,246
Interline Brands, Inc.*	20,400	532,032
Kaman Corp., Class A	53,500	1,668,665
MSC Industrial Direct Co., Class A	5,000	275,000
UAP Holding Corp.	22,800	687,192
Watsco, Inc.	7,700	418,880

		7,285,790

Transportation (1.3%)
Genesis Lease Ltd. ADR - IE	92,000	2,520,800
GulfMark Offshore Services, Inc.*	65,200	3,339,544
Knightsbridge Tankers Ltd. - BR	17,800	543,078
SEACOR Holdings, Inc.*	20,850	1,946,556

		8,349,978

Water Utilities (0.1%)
American States Water Co.	7,700	273,889
SJW Corp.	15,600	519,480

		793,369

Wireless Telecommunication Services (0.1%)
Centennial Communications*	21,600	204,984
Dobson Communications Corp., Class A*	56,600	628,826

		833,810

Total Common Stocks (Cost $557,815,928)		632,873,969

U.S. TREASURY NOTE (0.1%)
U.S. Treasury Notes, 4.25%, 11/30/07	$660,000	658,247

CASH EQUIVALENT (2.2%)(a)
AIM Liquid Assets Portfolio, 5.09%, 04/01/42	14,143,415	14,143,415

Total Investments (Cost $572,617,510) (b) — 99.3%		647,675,631
Other assets in excess of liabilities — 0.7%		4,398,804

NET ASSETS — 100.0%		$652,074,435

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BR	Brazil

CA	Canada

IE	Ireland

MH	Marshall Islands

MX	Mexico

PA	Panama

PR	Puerto Rico

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	Depreciation

20	Rusell 2000 Future	09/21/07	$8,421,000	$(166,495)

 15

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide
Multi-Manager
NVIT Small Cap
Value Fund

Assets:
Investments, at value (cost $572,617,510)	$647,675,631
Cash	4,755,758
Interest and dividends receivable	1,135,023
Receivable for capital shares issued	172,839
Receivable for investments sold	201,294
Prepaid expenses	6,827

Total Assets	653,947,372

Liabilities:
Payable for variation margin on futures contracts	32,000
Payable for investments purchased	488,713
Payable for capital shares redeemed	717,006
Accrued expenses and other payables:
Investment advisory fees	471,610
Fund administration and transfer agent fees	48,096
Distribution fees	10,058
Administrative servicing fees	64,673
Compliance program costs	9,046
Other	31,735

Total Liabilities	1,872,937

Net Assets	$652,074,435

Represented by:
Capital	$529,827,105
Accumulated net investment income	3,030,520
Accumulated net realized gains from investment transactions and futures	43,963,005
Net unrealized appreciation on investments and futures	75,253,805

Net Assets	$652,074,435

Net Assets:
Class I Shares	$550,178,777
Class II Shares	48,342,359
Class III Shares	1,331,470
Class IV Shares	52,221,829

Total	$652,074,435

Shares outstanding (unlimited number of shares authorized):
Class I Shares	42,510,029
Class II Shares	3,773,747
Class III Shares	102,708
Class IV Shares	4,035,010

Total	50,421,494

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$12.94
Class II Shares	$12.81
Class III Shares	$12.96
Class IV Shares	$12.94

See accompanying notes to financial statements.

16

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide
Multi-Manager
NVIT Small Cap
Value Fund

INVESTMENT INCOME:
Interest income	$451,364
Dividend income	7,515,190

Total Income	7,966,554

Expenses:
Investment advisory fees	2,891,102
Fund administration and transfer agent fees	217,578
Distribution fees Class II Shares	64,162
Administrative servicing fees Class I Shares	403,597
Administrative servicing fees Class II Shares	38,371
Administrative servicing fees Class III Shares	936
Administrative servicing fees Class IV Shares	33,828
Custodian fees	29,403
Trustee fees	15,835
Compliance program costs (Note 3)	4,737
Other	68,567

Total expenses before earnings credit	3,768,116
Earnings credit (Note 6)	(9,071)

Net Expenses	3,759,045

Net Investment Income	4,207,509

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	46,465,532
Net realized gains on futures transactions	316,428

Net realized gains on investment transactions and futures	46,781,960

Net change in unrealized depreciation on investments and futures	(11,599,222)

Net realized/unrealized gains (losses) on investments and futures	35,182,738

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,390,247

See accompanying notes to financial statements.

 17

Statements of Changes in Net Assets

	Nationwide Multi-Manager NVIT
	Small Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$4,207,509	$3,272,586
Net realized gains on investment transactions and futures	46,781,960	58,228,530
Net change in unrealized appreciation/depreciation on investments and futures	(11,599,222)	51,964,832

Change in net assets resulting from operations	39,390,247	113,465,948

Distributions to shareholders from:
Net investment income:
Class I	(1,571,523)	(2,667,879)
Class II	(105,548)	(111,406)
Class III	(3,960)	(6,969)
Class IV	(156,777)	(239,140)
Net realized gains:
Class I	(9,476,755)	(45,122,447)
Class II	(838,835)	(4,149,180)
Class III	(22,799)	(114,595)
Class IV	(897,932)	(3,996,332)

Change in net assets from shareholder distributions	(13,074,129)	(56,407,948)

Change in net assets from capital transactions	(70,382,011)	(93,293,728)

Change in net assets	(44,065,893)	(36,235,728)
Net Assets:
Beginning of period	696,140,328	732,376,056

End of period	$652,074,435	$696,140,328

Accumulated net investment income at end of period	$3,030,520	$660,819

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,475,391	$52,704,544
Dividends reinvested	11,048,191	47,790,278
Cost of shares redeemed (a)	(78,778,740)	(197,256,487)

	(59,255,158)	(96,761,665)

Class II Shares
Proceeds from shares issued	2,305,668	15,325,328
Dividends reinvested	944,375	4,260,582
Cost of shares redeemed (a)	(12,009,179)	(11,416,671)

	(8,759,136)	8,169,239

Class III Shares
Proceeds from shares issued	31,912	399,483
Dividends reinvested	26,758	121,563
Cost of shares redeemed (a)	(266,830)	(590,028)

	(208,160)	(68,982)

See accompanying notes to financial statements.

18

Statements of Changes in Net Assets (Continued)

	Nationwide Multi-Manager NVIT
	Small Cap Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$983,244	$2,255,881
Dividends reinvested	1,054,705	4,235,468
Cost of shares redeemed (a)	(4,197,506)	(11,123,669)

	(2,159,557)	(4,632,320)

Change in net assets from capital transactions	$(70,382,011)	$(93,293,728)

SHARE TRANSACTIONS:
Class I Shares
Issued	664,107	4,191,846
Reinvested	859,113	3,844,135
Redeemed	(6,154,566)	(15,892,924)

	(4,631,346)	(7,856,943)

Class II Shares
Issued	183,401	1,206,090
Reinvested	74,185	345,360
Redeemed	(960,920)	(931,854)

	(703,334)	619,596

Class III Shares
Issued	2,495	31,386
Reinvested	2,078	9,768
Redeemed	(20,929)	(47,229)

	(16,356)	(6,075)

Class IV Shares
Issued	77,103	180,181
Reinvested	82,014	340,591
Redeemed	(326,749)	(890,772)

	(167,632)	(370,000)

Total change in shares	(5,518,668)	(7,613,422)

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

 19

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Nationwide Multi-Manager NVIT Small Cap Value Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$10.36	– (j)	(2.78)	(2.78)	–
For the year ended December 31, 2003	$7.37	(0.02)	4.21	4.19	–
For the year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–(j )
For the year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)
For the year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)
For the six months ended June 30, 2007 (Unaudited)	$12.45	0.09	0.67	0.76	(0.04)
Class II Shares
Period ended December 31, 2002 (e)	$10.26	– (j)	(2.68)	(2.68)	–
For the year ended December 31, 2003 (h)	$7.37	(0.04)	4.20	4.16	–
For the year ended December 31, 2004	$11.53	(0.03)	1.99	1.96	–
For the year ended December 31, 2005	$12.55	(0.02)	0.36	0.34	–(j )
For the year ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)
For the six months ended June 30, 2007 (Unaudited)	$12.34	0.07	0.66	0.73	(0.03)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net					Net Assets	Ratio of
	Realized		Net Asset			at End of	Expenses
	Gains	Total	Value, End	Total		Period	to Average
	(Losses)	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.21)	(0.21)	$7.37	(27.16%	)	$467,165	1.11%
For the year ended December 31, 2003	–	–	$11.56	56.85%		$715,099	1.11%
For the year ended December 31, 2004	(0.94)	(0.94)	$12.62	17.30%		$754,412	1.11%
For the year ended December 31, 2005	(1.46)	(1.47)	$11.53	3.07%		$634,107	1.12%
For the year ended December 31, 2006	(1.00)	(1.06)	$12.45	17.29%		$587,084	1.13%
For the six months ended June 30, 2007 (Unaudited)	(0.23)	(0.27)	$12.94	6.07%		$550,179	1.11%
Class II Shares
Period ended December 31, 2002 (e)	(0.21)	(0.21)	$7.37	(26.46%	)	$1,472	1.32%
For the year ended December 31, 2003 (h)	–	–	$11.53	56.45%		$18,446	1.36%
For the year ended December 31, 2004	(0.94)	(0.94)	$12.55	17.00%		$41,804	1.36%
For the year ended December 31, 2005	(1.46)	(1.46)	$11.43	2.78%		$44,096	1.38%
For the year ended December 31, 2006	(1.00)	(1.03)	$12.34	17.10%		$55,229	1.38%
For the six months ended June 30, 2007 (Unaudited)	(0.23)	(0.26)	$12.81	5.89%		$48,342	1.36%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of Net
	Ratio of		Ratio of	Investment
	Net		Expenses	Income
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average	Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.01%		1.11%	0.01%	127.77%
For the year ended December 31, 2003	(0.18%	)	(i)	(i)	126.29%
For the year ended December 31, 2004	(0.09%	)	(i)	(i)	132.11%
For the year ended December 31, 2005	0.09%		(i)	(i)	188.69%
For the year ended December 31, 2006	0.47%		(i)	(i)	115.12%
For the six months ended June 30, 2007 (Unaudited)	1.28%		1.11%	1.28%	54.76%
Class II Shares
Period ended December 31, 2002 (e)	0.13%		(i)	(i)	127.77%
For the year ended December 31, 2003 (h)	(0.41%	)	(i)	(i)	126.29%
For the year ended December 31, 2004	(0.30%	)	(i)	(i)	132.11%
For the year ended December 31, 2005	(0.15%	)	(i)	(i)	188.69%
For the year ended December 31, 2006	0.23%		(i)	(i)	115.12%
For the six months ended June 30, 2007 (Unaudited)	0.98%		1.36%	0.98%	54.76%

[Additional columns below]

[Continued from above table, first column(s) repeated]

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	Net investment income (loss) is based on average shares outstanding during the period.

(i)	There were no fee waivers/reimbursements during the period.
(j)	The amount is less than $0.005.

See accompanying notes to financial statements.

20

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Class III Shares
Period ended December 31, 2002 (f)	$10.48	– (j)	(2.89)	(2.89)	–
For the year ended December 31, 2003 (h)	$7.38	(0.01)	4.20	4.19	–
For the year ended December 31, 2004	$11.57	(0.01)	2.02	2.01	– (j)
For the year ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)
For the year ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)
For the six months ended June 30, 2007 (Unaudited)	$12.48	0.09	0.66	0.75	(0.04)
Class IV Shares
Period ended December 31, 2003 (g)	$7.49	(0.01)	4.08	4.07	–
For the year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	– (j)
For the year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)
For the year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)
For the six months ended June 30, 2007 (Unaudited)	$12.45	0.09	0.67	0.76	(0.04)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net					Net Assets	Ratio of
	Realized		Net Asset			at End of	Expenses
	Gains	Total	Value, End	Total		Period	to Average
	(Losses)	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class III Shares
Period ended December 31, 2002 (f)	(0.21)	(0.21)	$7.38	(27.88%	)	$63	1.07%
For the year ended December 31, 2003 (h)	–	–	$11.57	56.78%		$2,568	1.11%
For the year ended December 31, 2004	(0.94)	(0.94)	$12.64	17.37%		$2,029	1.11%
For the year ended December 31, 2005	(1.46)	(1.47)	$11.55	3.06%		$1,445	1.13%
For the year ended December 31, 2006	(1.00)	(1.06)	$12.48	17.37%		$1,485	1.12%
For the six months ended June 30, 2007 (Unaudited)	(0.23)	(0.27)	$12.96	5.99%		$1,331	1.10%
Class IV Shares
Period ended December 31, 2003 (g)	–	–	$11.56	54.34%		$53,826	1.10%
For the year ended December 31, 2004	(0.94)	(0.94)	$12.62	17.30%		$58,521	1.11%
For the year ended December 31, 2005	(1.46)	(1.47)	$11.53	3.07%		$52,727	1.12%
For the year ended December 31, 2006	(1.00)	(1.06)	$12.45	17.40%		$52,343	1.12%
For the six months ended June 30, 2007 (Unaudited)	(0.23)	(0.27)	$12.94	6.00%		$52,222	1.09%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
				Ratio of Net
	Ratio of		Ratio of	Investment
	Net		Expenses	Income
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average	Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class III Shares
Period ended December 31, 2002 (f)	0.60%		(i)	(i)	127.77%
For the year ended December 31, 2003 (h)	(0.13%	)	(i)	(i)	126.29%
For the year ended December 31, 2004	(0.09%	)	(i)	(i)	132.11%
For the year ended December 31, 2005	0.08%		(i)	(i)	188.69%
For the year ended December 31, 2006	0.47%		(i)	(i)	115.12%
For the six months ended June 30, 2007 (Unaudited)	1.28%		1.10%	1.28%	54.76%
Class IV Shares
Period ended December 31, 2003 (g)	(0.18%	)	(i)	(i)	126.29%
For the year ended December 31, 2004	(0.08%	)	(i)	(i)	132.11%
For the year ended December 31, 2005	0.10%		(i)	(i)	188.69%
For the year ended December 31, 2006	0.48%		(i)	(i)	115.12%
For the six months ended June 30, 2007 (Unaudited)	1.31%		1.10%	1.31%	54.76%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	Net investment income (loss) is based on average shares outstanding during the period.
(i)	There were no fee waivers/reimbursements during the period.
(j)	The amount is less than $0.005.

 21

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide Multi-Manager NVIT Small Cap Value Fund (the “Fund”), (formerly, “GVIT Small Cap Value Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

22

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2007.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$574,680,692	$100,466,433	$(27,471,494)	$72,994,939

24

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers*

– J.P. Morgan Investment Management, Inc.

– Epoch Investment Partners, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadvisers is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $200 million	0.90%

$200 million or more	0.85%

From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $1,553,921 for the six months ended June 30, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007,this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

 25

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2007, NFS received $499,731 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such cost amounted to $4,737.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

26

For the six months ended June 30, 2007, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $358,588,906 and sales of $441,290,420.

For the six months ended June 30, 2007, the Fund had purchases of $258,563 of U.S. Government securities.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax

 27

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

28

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 29

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

30

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 31

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 33

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

34

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 35

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

36

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 37

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

38

NVIT Mid Cap Index Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT Mid Cap Index Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

NVIT Mid Cap Index Fund
				Ending
			Beginning	Account
			Account Value,	Value,	Expenses Paid	Annualized
			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,117.60	$2.36	0.45%
	Hypothetical	[1]	$1,000.00	$1,022.57	$2.26	0.45%
Class II	Actual		$1,000.00	$1,116.20	$3.57	0.68%
	Hypothetical	[1]	$1,000.00	$1,021.43	$3.41	0.68%
Class ID	Actual		$1,000.00	$1,118.40	$1.58	0.30%
	Hypothetical	[1]	$1,000.00	$1,023.31	$1.51	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

NVIT Mid Cap Index Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	89.7%
Repurchase Agreements	11.9%
Other Investments*	12.8%
Liabilities in excess of other assets**	-14.4%

100.0%

Top Holdings***

Noble Energy, Inc.	0.8%
Expeditors International of Washington, Inc.	0.7%
Microchip Technology, Inc.	0.6%
Lyondell Chemical Co.	0.6%
Manpower, Inc.	0.6%
Cameron International Corp.	0.6%
Southwestern Energy Co.	0.6%
Harris Corp.	0.6%
Lam Research Corp.	0.5%
Martin Marietta Materials, Inc.	0.5%
Other	93.9%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	5.8%
Specialty Retail	4.8%
Insurance	4.2%
Machinery	4.1%
Real Estate Investment Trusts (REITs)	3.4%
Chemicals	3.3%
Health Care Providers & Services	3.2%
Commercial Services & Supplies	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Health Care Equipment & Supplies	3.0%
Other	61.9%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT Mid Cap Index Fund

Common Stock (89.7%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (0.4%) (a)
Alliant Techsystems, Inc.*	36,000	$3,569,400
DRS Technologies, Inc.	44,500	2,548,515

		6,117,915

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	222,900	9,205,770

Airlines (0.3%) (a)
AirTran Holdings, Inc.*	86,600	945,672
Alaska Air Group, Inc.*	44,200	1,231,412
JetBlue Airways Corp.*	195,000	2,291,250
		4,468,334

Auto Components (0.9%)
ArvinMeritor, Inc. (a)	74,025	1,643,355
BorgWarner Automotive, Inc.	59,000	5,076,360
Gentex Corp.	154,600	3,044,074
Lear Corp.*	77,540	2,761,199
Modine Manufacturing Co. (a)	30,900	698,340

		13,223,328

Automobiles (0.3%)
Avis Budget Group, Inc.*	102,340	2,909,526
Thor Industries, Inc. (a)	35,300	1,593,442

		4,502,968

Beverages (0.3%)
Hansen Natural Corp.* (a)	65,000	2,793,700
PepsiAmericas, Inc.	57,000	1,399,920

		4,193,620

Biotechnology (0.9%) (a)
Cephalon, Inc.*	70,700	5,683,573
PDL Biopharma, Inc.*	118,600	2,763,380
Vertex Pharmaceuticals, Inc.*	135,790	3,878,162

		12,325,115

Building Products (0.5%) (a)
Martin Marietta Materials, Inc.	45,280	7,336,266

Capital Markets (1.7%)
Edwards (A.G.), Inc.	78,700	6,654,085
Jefferies Group, Inc.	115,000	3,102,700
Nuveen Investments, Inc., Class A	80,750	5,018,612
Raymond James Financial, Inc.	92,525	2,859,023
SEI Investments Co.	130,200	3,781,008
Waddell & Reed Financial, Inc.	89,500	2,327,895

		23,743,323

Chemicals (3.3%)
Airgas, Inc.	79,400	3,803,260
Albemarle Corp.	85,800	3,305,874
Cabot Corp.	64,600	3,080,128
Chemtura Corp.	243,800	2,708,618
Cytec Industries, Inc.	41,900	2,671,963
Ferro Corp. (a)	47,100	1,174,203
FMC Corp.	39,800	3,557,722
Lubrizol Corp.	74,500	4,808,975
Lyondell Chemical Co.	224,800	8,344,576
Minerals Technologies, Inc.	21,800	1,459,510
Olin Corp. (a)	82,300	1,728,300
RPM International, Inc. (a)	120,600	2,787,066
Scotts Miracle-Gro Co. (The)(a)	47,800	2,052,532
Sensient Technologies Corp. (a)	47,200	1,198,408
Valspar Corp.	102,400	2,909,184

		45,590,319

Commercial Banks (2.4%)
Associated Banc Corp. (a)	132,215	4,323,430
Bank of Hawaii Corp.	50,000	2,582,000
Cathay General Bancorp, Inc. (a)	48,700	1,633,398
City National Corp.	44,800	3,408,832
Colonial Bancgroup, Inc.	157,000	3,920,290
Cullen/ Frost Bankers, Inc.	65,560	3,505,493
First Community Bancorp	27,450	1,570,415
FirstMerit Corp. (a)	77,600	1,624,168
Greater Bay Bancorp	52,100	1,450,464
SVB Financial Group* (a)	38,900	2,065,979
TCF Financial Corp.	116,300	3,233,140
West America Bankcorp (a)	33,500	1,482,040
Wilmington Trust Corp.	68,300	2,835,133

		33,634,782

Commercial Services & Supplies (3.2%)
Brink’s Co. (The)	52,500	3,249,225
ChoicePoint, Inc.*	84,933	3,605,406
Copart, Inc.*	70,800	2,165,772
Corporate Executive Board Co.	41,400	2,687,274
Deluxe Corp.	51,900	2,107,659
Dun & Bradstreet Corp.	63,500	6,539,230
Herman Miller, Inc. (a)	64,000	2,022,400
Kelly Services, Inc. (a)	19,600	538,216
Korn/ Ferry International*	47,100	1,236,846
Manpower, Inc.	89,600	8,264,704
Mine Safety Appliances Co. (a)	27,800	1,216,528
Navigant Consulting, Inc.*(a)	45,180	838,541
Republic Services, Inc.	176,350	5,403,364

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Commercial Services & Supplies (continued)
Rollins, Inc. (a)	27,700	$630,729
Stericycle, Inc.*	95,000	4,223,700

		44,729,594

Communications Equipment (2.4%)
3COM Corp.*	401,700	1,659,021
ADC Telecommunications, Inc.*	114,630	2,101,168
Adtran, Inc. (a)	68,500	1,778,945
Andrew Corp.* (a)	166,600	2,405,704
Avocent Corp.* (a)	53,400	1,549,134
CommScope, Inc.*	62,600	3,652,710
Dycom Industries, Inc.* (a)	39,100	1,172,218
F5 Networks, Inc.*	42,700	3,441,620
Harris Corp.	142,800	7,789,740
NeuStar, Inc.*	70,560	2,044,123
Plantronics, Inc. (a)	46,600	1,221,852
Polycom, Inc.*	98,600	3,312,960
Powerwave Technologies, Inc.* (a)	129,100	864,970
U.T. Starcom, Inc.* (a)	105,500	591,855

		33,586,020

Computers & Peripherals (0.8%)
Diebold, Inc.	71,600	3,737,520
Imation Corp.	35,800	1,319,588
Palm, Inc.* (a)	113,000	1,809,130
Western Digital Corp.*	236,800	4,582,080

		11,448,318

Construction & Engineering (1.5%)
Granite Construction, Inc.	35,550	2,281,599
Jacobs Engineering Group, Inc.*	123,700	7,113,987
KBR, Inc.*	173,760	4,557,725
NVR, Inc.* (a)	4,900	3,330,775
Quanta Services, Inc.* (a)	122,400	3,754,008

		21,038,094

Construction Materials (0.2%)
Florida Rock Industries, Inc.	50,200	3,388,500

Consumer Finance (0.6%)
AmeriCredit Corp.* (a)	120,290	3,193,699
Eaton Vance Corp.	131,500	5,809,670

		9,003,369

Containers & Packaging (0.5%)
Packaging Corp. of America	81,200	2,055,172
Sonoco Products Co.	101,100	4,328,091

		6,383,263

Diversified Consumer Services (1.8%)
Career Education Corp.*	99,600	3,363,492
Corinthian Colleges, Inc.* (a)	96,700	1,575,243
DeVry, Inc.	59,700	2,030,994
Global Payments, Inc. (a)	70,490	2,794,929
ITT Educational Services, Inc.*	34,300	4,026,134
Laureate Education, Inc.*	51,900	3,200,154
Matthews International Corp., Class A (a)	34,020	1,483,612
Regis Corp.	45,800	1,751,850
Sotheby’s Holdings, Inc.	60,300	2,775,006
Strayer Education, Inc. (a)	15,600	2,054,676

		25,056,090

Diversified Financial Services (0.6%)
Broadridge Financial Solutions, Inc.	146,040	2,792,285
Leucadia National Corp. (a)	169,900	5,988,975

		8,781,260

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	245,900	1,421,302

Electric Utilities (1.9%)
DPL, Inc. (a)	120,900	3,426,306
Gilead Sciences, Inc.	166,600	4,724,776
Great Plains Energy, Inc. (a)	87,100	2,536,352
Hawaiian Electric Industries, Inc. (a)	78,800	1,866,772
IDACORP, Inc. (a)	50,000	1,602,000
Pepco Holdings, Inc.	206,638	5,827,191
Sierra Pacific Resources*	224,310	3,938,884
Westar Energy, Inc.	97,500	2,367,300

		26,289,581

Electrical Equipment (1.1%)
Ametek, Inc.	107,750	4,275,520
Hubbell, Inc.	59,600	3,231,512
Roper Industries, Inc.	89,700	5,121,870
Thomas & Betts Corp.*	52,600	3,050,800

		15,679,702

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	187,100	6,670,115
Arrow Electronics, Inc.*	125,400	4,819,122
Avnet, Inc.*	136,000	5,391,040
CDW Corp.*	62,200	5,285,134
Ingram Micro, Inc.*	143,500	3,115,385
Kemet Corp.* (a)	89,300	629,565
National Instruments Corp. (a)	56,150	1,828,805

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments (continued)
Tech Data Corp.*	60,500	$2,326,830
Vishay Intertechnology, Inc.*	186,750	2,954,385
		33,020,381

Energy Equipment & Services (2.3%)
Cameron International Corp.*	115,300	8,240,491
FMC Technologies, Inc.*	70,321	5,570,830
Grant Prideco, Inc.*	133,300	7,175,539
Hanover Compressor Co.* (a)	103,623	2,471,408
Helmerich & Payne, Inc.	104,300	3,694,306
Tidewater, Inc.	62,000	4,394,560

		31,547,134

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	70,100	2,525,703
Ruddick Corp. (a)	32,700	984,924

		3,510,627

Food Products (0.9%)
Hormel Foods Corp.	72,400	2,704,140
J.M. Smucker Co.	61,567	3,919,355
Lancaster Colony Corp.	23,300	976,037
Smithfield Foods, Inc.*	128,390	3,953,128
Tootsie Roll Industries, Inc. (a)	24,902	690,035

		12,242,695

Gaming (0.2%)
Boyd Gaming Corp.	47,400	2,331,606

Gas Utilities (1.1%)
AGL Resources, Inc.	77,700	3,145,296
National Fuel Gas Co. (a)	90,800	3,932,548
Oneok, Inc.	116,100	5,852,601
WGL Holdings, Inc. (a)	56,000	1,827,840

		14,758,285

Health Care Equipment & Supplies (3.0%)
Advanced Medical Optics, Inc.* (a)	65,086	2,270,200
Beckman Coulter, Inc.	67,000	4,333,560
Cytyc Corp.*	118,600	5,112,846
Dentsply International, Inc.	162,700	6,224,902
Edwards Lifesciences Corp.* (a)	62,300	3,073,882
Gen-Probe, Inc.*	56,600	3,419,772
Hillenbrand Industry, Inc.	61,900	4,023,500
Intuitive Surgical, Inc.*	39,800	5,523,046
ResMed, Inc.*	78,900	3,255,414
Steris Corp.	71,700	2,194,020
Ventana Medical Systems, Inc.*	35,770	2,763,948

		42,195,090

Health Care Providers & Services (3.2%)
Apria Healthcare Group, Inc.*	42,700	1,228,479
Community Health Systems, Inc.*	102,300	4,138,035
Health Management Associates, Inc., Class A	264,650	3,006,424
Health Net, Inc.*	119,900	6,330,720
Henry Schein, Inc.*	90,200	4,819,386
Kindred Healthcare, Inc.* (a)	34,790	1,068,749
LifePoint Hospitals, Inc.*	63,200	2,444,576
Lincare Holdings, Inc.*	92,930	3,703,260
Omnicare, Inc. (a)	126,900	4,576,014
Psychiatric Solutions, Inc.* (a)	54,000	1,958,040
Triad Hospitals, Inc.*	91,108	4,897,966
Universal Health Services, Inc.	58,700	3,610,050
VCA Antech, Inc.*	85,000	3,203,650

		44,985,349

Health Care Technology (0.5%)
Cerner Corp.*	68,730	3,812,453
Wellcare Health Plans, Inc.*	34,090	3,085,486

		6,897,939

Hotels, Restaurants & Leisure (1.1%)
Applebee’s International, Inc. (a)	81,050	1,953,305
Bob Evans Farms, Inc. (a)	35,500	1,308,175
Brinker International, Inc.	119,180	3,488,399
CBRL Group, Inc. (a)	27,900	1,185,192
Cheesecake Factory, Inc. (The)* (a)	81,950	2,009,414
International Speedway Corp.	34,400	1,813,224
Ruby Tuesday, Inc. (a)	55,900	1,471,847
Scientific Games Corp.*	68,300	2,387,085

		15,616,641

Household Durables (1.4%)
American Greetings Corp., Class A (a)	64,100	1,815,953
Beazer Homes U.S.A., Inc. (a)	41,600	1,026,272
Blyth Industries, Inc.	23,900	635,262
Furniture Brands International, Inc. (a)	55,500	788,100
Hovnanian Enterprises, Inc.* (a)	42,800	707,484
M.D.C. Holdings, Inc. (a)	39,100	1,890,876
Mohawk Industries Co.* (a)	56,300	5,674,477
Ryland Group, Inc. (The) (a)	45,800	1,711,546

8

Common Stock (continued)

	Shares or
	Principal Amount	Value

Household Durables (continued)
Toll Brothers, Inc.*	133,600	$3,337,328
Tupperware Corp.	68,300	1,962,942

		19,550,240

Household Products (0.6%)
Church & Dwight, Inc. (a)	65,750	3,186,245
Energizer Holdings, Inc.*	59,060	5,882,376

		9,068,621

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	61,800	2,874,318
Sequa Corp., Class A* (a)	6,300	705,600
Teleflex, Inc.	40,400	3,303,912

		6,883,830

Insurance (4.2%)
American Financial Group, Inc.	69,450	2,371,718
Arthur J. Gallagher & Co. (a)	99,700	2,779,636
Brown & Brown, Inc.	115,600	2,906,184
Commerce Group, Inc. (a)	50,130	1,740,514
Everest Re Group Ltd. — BM	67,400	7,322,336
Fidelity National Title Group, Inc., Class A	234,465	5,556,820
First American Financial Corp.	103,800	5,138,100
Hanover Insurance Group, Inc.	51,000	2,488,290
HCC Insurance Holdings, Inc.	116,650	3,897,276
Horace Mann Educators Corp. (a)	41,200	875,088
Mercury General Corp.	34,500	1,901,295
Ohio Casualty Corp.	61,700	2,672,227
Old Republic International Corp.	234,737	4,990,509
Protective Life Corp.	69,700	3,332,357
Stancorp Financial Group, Inc.	54,000	2,833,920
Unitrin, Inc.	42,400	2,085,232
W.R. Berkley Corp.	178,650	5,813,271

		58,704,773

Internet & Catalog Retail (0.2%) (a)
Coldwater Creek, Inc.*	61,400	1,426,322
Netflix, Inc.*	67,150	1,302,039

		2,728,361

Internet Software & Services (0.4%)
Digital River, Inc.*	44,030	1,992,358
ValueClick, Inc.*	107,200	3,158,112

		5,150,470

IT Services (2.1%)
Acxiom Corp.	68,500	1,811,825
Alliance Data Systems Corp.*	67,900	5,247,312
BISYS Group, Inc. (The)*	116,900	1,382,927
Ceridian Corp.*	146,900	5,141,500
CheckFree Corp.*	94,100	3,782,820
CSG Systems International, Inc.*	45,200	1,198,252
DST Systems, Inc.* (a)	59,500	4,712,995
Gartner, Inc.*	54,700	1,345,073
MoneyGram International, Inc. (a)	87,600	2,448,420
MPS Group, Inc.* (a)	100,200	1,339,674
SRA International, Inc.* (a)	41,100	1,038,186

		29,448,984

Leisure Equipment & Products (0.1%) (a)
Callaway Golf Co.	65,400	1,164,774

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.* (a)	75,000	1,866,750
Charles River Laboratories International, Inc.*	69,400	3,582,428
Covance, Inc.*	66,300	4,545,528
Invitrogen Corp.*	50,530	3,726,587
Pharmaceutical Product Development, Inc.	106,000	4,056,620
Techne Corp.*	38,600	2,208,306
Varian, Inc.*	31,100	1,705,213

		21,691,432

Machinery (4.1%)
AGCO Corp.*	93,100	4,041,471
Crane Co.	49,000	2,227,050
Donaldson Co., Inc. (a)	68,000	2,417,400
Federal Signal Corp. (a)	44,600	707,356
Flowserve Corp.	58,000	4,152,800
Graco, Inc. (a)	73,150	2,946,482
Harsco Corp.	85,400	4,440,800
Joy Global, Inc.	113,600	6,626,288
Kennametal, Inc.	42,400	3,478,072
Lincoln Electric Holdings, Inc.	43,500	3,229,440
Nordson Corp. (a)	33,800	1,695,408
Oshkosh Truck Corp.	78,600	4,945,512
Pentair, Inc.	105,800	4,080,706
SPX Corp.	60,910	5,348,507
Timken Co. (The)	94,500	3,412,395
Trinity Industries, Inc. (a)	81,500	3,548,510

		57,298,197

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Manufacturing (0.6%)
Carpenter Technology Corp.	27,590	$3,595,253
Hanesbrands, Inc.*	97,500	2,635,425
HNI Corp. (a)	48,700	1,996,700

		8,227,378

Marine (0.2%)(a)
Alexander & Baldwin, Inc.	41,700	2,214,687

Media (1.2%)
Belo Corp., Class A	98,500	2,028,115
Catalina Marketing Corp.	39,400	1,241,100
Entercom Communications Corp. (a)	35,400	881,106
Harte-Hanks, Inc. (a)	52,250	1,341,780
John Wiley & Sons, Inc.	43,400	2,095,786
Lee Enterprises, Inc.	43,400	905,324
Media General, Inc. (a)	26,800	891,636
Scholastic Corp.* (a)	30,800	1,106,952
Valassis Communications, Inc.* (a)	45,000	773,550
Washington Post Co.	5,670	4,400,430
Westwood One, Inc. (a)	60,500	434,995

		16,100,774

Metals & Mining (1.3%)
Arch Coal, Inc. (a)	145,900	5,077,320
Commercial Metals Co.	120,800	4,079,416
Reliance Steel & Aluminum Co. (a)	66,200	3,724,412
Steel Dynamics, Inc.	92,500	3,876,675
Worthington Industries, Inc.	71,200	1,541,480

		18,299,303

Multi-Utilities (3.0%)
Alliant Energy Corp.	120,300	4,673,655
Aquila, Inc.*	357,400	1,461,766
Black Hills Corp. (a)	43,100	1,713,225
Energy East Corp. (a)	159,590	4,163,703
MDU Resources Group, Inc. (a)	184,950	5,185,998
Nstar	107,200	3,478,640
Oklahoma Gas & Electric Co.	100,300	3,675,995
PNM, Inc.	82,450	2,291,286
Puget Energy, Inc.	115,900	2,802,462
Scana Corp.	120,200	4,602,458
Vectren Corp. (a)	74,500	2,006,285
Wisconsin Energy Corp.	125,600	5,555,288

		41,610,761

Multiline Retail (0.6%)
99 Cents Only Stores*	46,900	614,859
Dollar Tree Stores, Inc.*	109,650	4,775,258
Saks, Inc.	153,200	3,270,820

		8,660,937

Office Electronics (0.2%) (a)
Zebra Technologies Corp., Class A*	70,200	2,719,548

Oil, Gas & Consumable Fuels (5.8%)
Cimarex Energy Co.	86,690	3,416,453
Denbury Resources, Inc.*	122,600	4,597,500
Encore Acquisition Co.* (a)	60,050	1,669,390
Equitable Resources, Inc.	127,200	6,304,032
Forest Oil Corp.* (a)	82,470	3,485,182
Frontier Oil Corp.	117,400	5,138,598
Newfield Exploration Co.*	139,000	6,331,450
Noble Energy, Inc.	178,730	11,150,965
Overseas Shipholding Group, Inc. (a)	27,430	2,232,802
Patterson-UTI Energy, Inc.	165,500	4,337,755
Pioneer Natural Resources Co.	129,100	6,288,461
Plains Exploration & Production Co.*	72,380	3,460,488
Pogo Producing Co. (a)	59,200	3,006,768
Pride International, Inc.*	172,800	6,473,088
Quicksilver Resources, Inc.* (a)	57,100	2,545,518
Southwestern Energy Co.*	176,000	7,832,000
Superior Energy Services, Inc.*	87,470	3,491,802

		81,762,252

Paper & Forest Products (0.3%) (a)
Bowater, Inc.	62,400	1,556,880
Louisiana-Pacific Corp.	115,410	2,183,557

		3,740,437

Personal Products (0.3%)
Alberto-Culver Co.	90,770	2,153,064
NBTY, Inc.*	61,050	2,637,360

		4,790,424

Pharmaceuticals (1.4%)
Endo Pharmaceuticals Holdings, Inc.*	142,560	4,879,829
Medicis Pharmaceutical Corp. (a)	61,100	1,865,994
Millennium Pharmaceuticals, Inc.*	327,087	3,457,309
Par Pharmaceutical Cos., Inc.* (a)	38,200	1,078,386
Perrigo Co. (a)	77,800	1,523,324

10

Common Stock (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Sepracor, Inc.*	111,200	$4,561,424
Valeant Pharmaceuticals International	96,800	1,615,592

		18,981,858

Real Estate Investment Trusts (REITs) (3.4%)
AMB Property Corp.	104,170	5,543,927
Cousins Properties, Inc. (a)	45,630	1,323,726
Equity One, Inc. (a)	38,340	979,587
Highwood Properties, Inc.	58,500	2,193,750
Hospitality Properties Trust	99,240	4,117,468
Liberty Property Trust (a)	92,800	4,076,704
Macerich Co. (The)	76,700	6,321,614
Mack-Cali Realty Corp.	70,010	3,044,735
Nationwide Health Properties, Inc.	98,720	2,685,184
Potlatch Corp. (a)	39,898	1,717,609
Rayonier, Inc.	84,377	3,808,778
Regency Centers Corp.	70,500	4,970,250
UDR, Inc. (a)	147,700	3,884,510
Weingharten Realty Investors(a)	81,400	3,345,540

		48,013,382

Road & Rail (0.5%)
Con-way, Inc.	48,700	2,446,688
J.B. Hunt Transport Services, Inc.	109,600	3,213,472
Werner Enterprises, Inc. (a)	51,650	1,040,748

		6,700,908

Semiconductors & Semiconductor Equipment (3.1%)
Atmel Corp.*	432,900	2,406,924
Cree, Inc.* (a)	91,300	2,360,105
Cypress Semiconductor Corp.* (a)	154,180	3,590,852
Fairchild Semiconductor International, Inc.*	124,300	2,401,476
Integrated Device Technology, Inc.*	208,630	3,185,780
International Rectifier Corp.*	74,300	2,768,418
Intersil Corp.	145,300	4,571,138
Lam Research Corp.*	143,260	7,363,564
Lattice Semiconductor Corp.* (a)	106,100	606,892
Micrel, Inc. (a)	60,800	773,376
Microchip Technology, Inc.	229,900	8,515,496
RF Micro Devices, Inc.* (a)	214,100	1,335,984
Semtech Corp.* (a)	80,700	1,398,531
Silicon Laboratories, Inc.*	59,900	2,073,139
TriQuint Semiconductor, Inc.*	129,991	657,755

		44,009,430

Software (2.6%)
Activision, Inc.*	268,500	5,012,895
Advent Software, Inc.* (a)	18,100	589,155
Cadence Design Systems, Inc.*	296,400	6,508,944
Fair Issac Corp. (a)	59,420	2,383,930
Henry (Jack) & Associates, Inc. (a)	77,000	1,982,750
Macrovision Corp.*	55,400	1,665,324
McAfee, Inc.*	167,000	5,878,400
Mentor Graphics Corp.* (a)	81,400	1,072,038
Parametric Technology Corp.*	124,490	2,690,229
Sybase, Inc.*	100,000	2,389,000
Synopsys, Inc.*	146,500	3,871,995
Transaction Systems Architects, Inc.* (a)	41,600	1,400,256
Wind River Systems, Inc.* (a)	74,000	814,000

		36,258,916

Specialty Retail (4.8%)
Advance Auto Parts, Inc.	114,250	4,630,553
Aeropostale, Inc.*	55,900	2,329,912
American Eagle Outfitters Ltd.	202,500	5,196,150
AnnTaylor Stores Corp.*	70,520	2,497,818
Barnes & Noble, Inc.	56,700	2,181,249
Borders Group, Inc. (a)	66,100	1,259,866
Carmax, Inc.*	224,800	5,732,400
Charming Shoppes* (a)	133,700	1,447,971
Chico’s FAS, Inc.*	180,900	4,403,106
Dick’s Sporting Goods, Inc.*	39,720	2,310,512
Foot Locker, Inc.	166,500	3,629,700
Gamestop Corp.*	159,600	6,240,360
O’Reilly Automotive, Inc.* (a)	115,900	4,236,145
Pacific Sunwear of California, Inc.* (a)	77,200	1,698,400
Payless ShoeSource, Inc.*	71,800	2,265,290
PETsMART, Inc.	138,700	4,500,815
Rent-A-Center, Inc.* (a)	75,900	1,990,857
Ross Stores, Inc.	149,900	4,616,920
Urban Outfitters, Inc.*	114,200	2,744,226
Williams Sonoma, Inc. (a)	119,200	3,764,336

		67,676,586

Textiles, Apparel & Luxury Goods (0.3%)
Phillips-Van Heusen Corp.	58,300	3,531,231
Timberland Co., Class A*	51,300	1,292,247

		4,823,478

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.	82,050	$2,054,532
First Niagara Financial Group, Inc. (a)	115,000	1,506,500
IndyMac Bancorp, Inc. (a)	78,300	2,284,011
New York Community Bancorp, Inc. (a)	297,128	5,057,118
PMI Group, Inc.	94,100	4,203,447
Radian Group, Inc. (a)	81,300	4,390,200
Washington Federal, Inc. (a)	85,189	2,070,945
Webster Financial Corp.	55,800	2,380,986

		23,947,739

Tobacco (0.1%) (a)
Universal Corp.	29,100	1,772,772

Trading Companies & Distributors (0.9%)
Fastenal Co.	131,200	5,492,032
GATX Corp.	53,300	2,625,025
MSC Industrial Direct Co., Class A	53,700	2,953,500
United Rentals, Inc.* (a)	67,200	2,186,688

		13,257,245

Transportation (0.2%) (a)
YRC Worldwide, Inc.*	63,000	2,318,400

Water Utility (0.2%) (a)
Aqua America, Inc.	145,300	3,267,797

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	91,900	5,750,183
Telephone & Data Systems, Inc., Special Shares	17,000	978,350

		6,728,533

Total Common Stocks (Cost $1,064,544,211)		1,255,825,807

Repurchase Agreements (11.9%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $166,257,916, collateralized by U.S. Government Agency Mortgages with a market value of $169,509,620	$166,185,902	166,185,902

Securities held as Collateral for Securities on Loan (12.8%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $178,451,288, collateralized by U.S. Government Agency Mortgages with a market value of $181,938,138	178,370,724	178,370,724

Total Investments (Cost $1,409,100,836) (b) — 114.4%		1,600,382,433
Liabilities in excess of other assets — (14.4)%		(201,004,324)

NET ASSETS — 100.0%		$1,399,378,109

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

311	S&P 400 Mid Cap Future	09/20/07	$140,603,100	$(1,931,281)

			$140,603,100	$(1,931,281)

See accompanying notes to financial statements.

12

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT Mid Cap
Index Fund

Assets:
Investments, at value (cost $1,064,544,211)*	$1,255,825,807
Repurchase agreements, at cost and value	344,556,626

Total Investments	1,600,382,433

Interest and dividends receivable	1,416,474
Receivable for capital shares issued	979,361
Receivable for investments sold	4,765,648
Receivable for variation margin on futures contracts	27,575
Prepaid expenses	9,159

Total Assets	1,607,580,650

Liabilities:
Payable to custodian	330,336
Payable for investments purchased	28,731,175
Payable upon return of securities loaned	178,370,724
Payable for capital shares redeemed	341,854
Accrued expenses and other payables:
Investment advisory fees	255,812
Fund administration and transfer agent fees	87,565
Distribution fees	4,851
Administrative servicing fees	52,285
Compliance program costs	10,240
Other	17,699

Total Liabilities	208,202,541

Net Assets	$1,399,378,109

Represented by:
Capital	$1,182,404,922
Accumulated net investment income	383,320
Accumulated net realized gains from investment transactions and futures	27,239,552
Net unrealized appreciation on investments and futures	189,350,315

Net Assets	$1,399,378,109

Net Assets:
Class I Shares	$550,725,003
Class II Shares	23,338,932
Class ID Shares	825,314,174

Total	$1,399,378,109

Shares outstanding (unlimited number of shares authorized):
Class I Shares	27,474,608
Class II Shares	1,168,570
Class ID Shares	41,173,726

Total	69,816,904

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$20.04
Class II Shares	$19.97
Class ID Shares	$20.04

*	Includes value of securities on loan of $174,561,188.

See accompanying notes to financial statements.

 13

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT Mid Cap
Index Fund

INVESTMENT INCOME:
Interest income	$3,246,479
Dividend income	6,955,726
Income from securities lending	180,053

Total Income	10,382,258

Expenses:
Investment advisory fees	1,112,918
Fund administration and transfer agent fees	308,194
Distribution fees Class II Shares	28,085
Administrative servicing fees Class I Shares	401,794
Administrative servicing fees Class II Shares	14,287
Custodian fees	16,119
Trustee fees	18,334
Compliance program costs (Note 3)	5,916
Other	76,868

Total expenses before earnings credit	1,982,515
Earnings credit (Note 6)	(863)

Net Expenses	1,981,652

Net Investment Income	8,400,606

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	27,646,404
Net realized gains on futures transactions	10,412,570

Net realized gains on investment transactions and futures	38,058,974

Net change in unrealized appreciation on investments and futures	57,737,542

Net realized/unrealized gains (losses) on investments and futures	95,796,516

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$104,197,122

See accompanying notes to financial statements.

14

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$8,400,606	$7,664,189
Net realized gains on investment transactions and futures	38,058,974	40,381,779
Net change in unrealized appreciation on investments and futures	57,737,542	15,570,091

Change in net assets resulting from operations	104,197,122	63,616,059

Distributions to shareholders from:
Net investment income:
Class I	(4,380,511)	(6,407,875)
Class II	(155,958)	(215,877)
Class ID	(3,534,131)	(987,123	)(a)
Net realized gains:
Class I	(15,211,569)	(7,900,961)
Class II	(645,494)	(314,967)
Class ID	(22,577,560)	(431,978	)(a)

Change in net assets from shareholder distributions	(46,505,223)	(16,258,781)

Change in net assets from capital transactions	618,979,910	77,498,024

Change in net assets	676,671,809	124,855,302
Net Assets:
Beginning of period	722,706,300	597,850,998

End of period	$1,399,378,109	$722,706,300

Accumulated net investment income at end of period	$383,320	$53,314

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,275,074	$60,983,299
Dividends reinvested	19,592,038	14,308,811
Cost of shares redeemed(b)	(77,373,594)	(141,961,434)

	(39,506,482)	(66,669,324)

Class II Shares
Proceeds from shares issued	2,228,240	7,833,326
Dividends reinvested	801,450	530,844
Cost of shares redeemed(b)	(2,872,633)	(9,757,506)

	157,057	(1,393,336)

See accompanying notes to financial statements.

 15

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class ID Shares
Proceeds from shares issued	$28,016,144	$144,141,583	(a)
Proceeds from in-kind transactions	609,836,722	–
Dividends reinvested	26,111,629	1,419,101	(a)
Cost of shares redeemed(b)	(5,635,160)	–

	658,329,335	145,560,684

Change in net assets from capital transactions	$618,979,910	$77,498,024

SHARE TRANSACTIONS:
Class I Shares
Issued	921,648	3,343,669
Reinvested	985,109	816,554
Redeemed	(3,907,257)	(7,882,260)

	(2,000,500)	(3,722,037)

Class II Shares
Issued	111,893	429,627
Reinvested	40,432	30,439
Redeemed	(145,300)	(541,778)

	7,025	(81,712)

Class ID Shares
Issued	1,421,069	8,160,118	(a)
Proceeds from in-kind transactions	30,476,598	–
Reinvested	1,311,354	79,724	(a)
Redeemed	(275,137)	–

	32,933,884	8,239,842

Total change in shares	30,940,409	4,436,093

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(b)	Includes redemption fees, if any.

See accompanying notes to financial statements.

16

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

NVIT Mid Cap Index Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$13.17	0.04	(2.05)	(2.01)	(0.04)
For the year ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)
For the year ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)
For the year ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)
For the year ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)
For the six months ended June 30, 2007 (Unaudited)	$18.59	0.17	2.01	2.18	(0.16)
Class II Shares
Period ended December 31, 2002 (e)	$13.64	0.02	(2.53)	(2.51)	(0.03)
For the year ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)
For the year ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)
For the year ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)
For the year ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)
For the six months ended June 30, 2007 (Unaudited)	$18.53	0.15	2.00	2.15	(0.14)
Class ID Shares
Period ended December 31, 2006 (h)	$18.88	0.16	(0.01)	0.15	(0.19)
For the six months ended June 30, 2007 (Unaudited)	$18.59	0.17	2.02	2.19	(0.17)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions		Ratios/Supplemental Data
	Net					Net Assets	Ratio of
	Realized		Net Asset			at End of	Expenses
	Gains	Total	Value, End	Total		Period	to Average
	(Losses)	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.10)	(0.14)	$11.02	(15.30%	)	$285,970	0.74%
For the year ended December 31, 2003	–(f )	(0.06)	$14.77	34.65%		$432,589	0.74%
For the year ended December 31, 2004	(0.40)	(0.48)	$16.61	15.73%		$532,474	0.60%
For the year ended December 31, 2005	(1.05)	(1.23)	$17.36	12.10%		$576,339	0.55%
For the year ended December 31, 2006	(0.25)	(0.46)	$18.59	9.89%		$548,012	0.50%
For the six months ended June 30, 2007 (Unaudited)	(0.57)	(0.73)	$20.04	11.76%		$550,725	0.45%
Class II Shares
Period ended December 31, 2002 (e)	(0.10)	(0.13)	$11.00	(18.44%	)	$1,232	0.96%
For the year ended December 31, 2003	–(f )	(0.04)	$14.73	34.30%		$8,049	0.98%
For the year ended December 31, 2004	(0.40)	(0.46)	$16.56	15.50%		$15,367	0.78%
For the year ended December 31, 2005	(1.05)	(1.20)	$17.30	11.90%		$21,512	0.72%
For the year ended December 31, 2006	(0.25)	(0.43)	$18.53	9.74%		$21,522	0.66%
For the six months ended June 30, 2007 (Unaudited)	(0.57)	(0.71)	$19.97	11.62%		$23,339	0.68%
Class ID Shares
Period ended December 31, 2006 (h)	(0.25)	(0.44)	$18.59	0.94%		$153,172	0.31%
For the six months ended June 30, 2007 (Unaudited)	(0.57)	(0.74)	$20.04	11.84%		$825,314	0.30%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
	Ratio of	Ratio of	Investment
	Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income to	Reimbursements)	Reimbursements)
	Average Net	to Average	to Average	Portfolio
	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.37%	0.75%	0.36%	27.32%
For the year ended December 31, 2003	0.49%	(g)	(g)	11.58%
For the year ended December 31, 2004	0.62%	(g)	(g)	15.90%
For the year ended December 31, 2005	0.93%	(g)	(g)	19.32%
For the year ended December 31, 2006	1.17%	(g)	(g)	13.76%
For the six months ended June 30, 2007 (Unaudited)	1.72%	0.45%	1.72%	9.25%
Class II Shares
Period ended December 31, 2002 (e)	0.25%	(g)	(g)	27.32%
For the year ended December 31, 2003	0.27%	(g)	(g)	11.58%
For the year ended December 31, 2004	0.45%	(g)	(g)	15.90%
For the year ended December 31, 2005	0.76%	(g)	(g)	19.32%
For the year ended December 31, 2006	1.01%	(g)	(g)	13.76%
For the six months ended June 30, 2007 (Unaudited)	1.48%	0.68%	1.48%	9.25%
Class ID Shares
Period ended December 31, 2006 (h)	1.38%	(g)	(g)	13.76%
For the six months ended June 30, 2007 (Unaudited)	1.60%	0.30%	1.60%	9.25%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(f)	The amount is less than $0.005.
(g)	There were no fee waivers/reimbursements during the period.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

 17

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), Great West Life & Annuity Insurance Company and First Great West Life & Annuity Insurance Company have purchased shares of the NVIT Mid Cap Index Fund (the “Fund”), (formerly “GVIT Mid Cap Index Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

18

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

20

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$174,561,188	$178,370,724

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$1,420,364,359	$212,513,697	$(32,495,623)	$180,018,074

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of BlackRock Investment Management, LLC., the Fund’s subadviser (the “subadviser”). The subadviser manages the Fund’s investments and has responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Fee Schedule	Total Fees

$0 up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $379,405 for the six months ended June 30, 2007.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% until at least May 1, 2008. NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2007, there were no reimbursements for all share classes of the Fund.

22

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $420,847 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $5,916.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $104,420,807 and sales of $83,217,840.

 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing

24

monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 25

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

26

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 27

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

28

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 29

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

30

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

 31

Supplemental Information (Unaudited) (Continued)

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

32

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 33

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

34

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 35

Van Kampen NVIT Multi Sector Bond Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-VKMS (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Van Kampen NVIT Multi Sector Bond Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Van Kampen NVIT Multi Sector Bond Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,010.30	$4.98	1.00%
	Hypothetical	[1]	$1,000.00	$1,019.84	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Van Kampen NVIT Multi Sector Bond Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Corporate Bonds	33.5%
Asset-Backed Securities	17.4%
Sovereign Bonds	13.4%
Mortgage-Backed Obligations	12.2%
U.S. Treasury Obligations	10.0%
Interest Only Bonds	5.4%
Federal National Mortgage Association	5.4%
Government Bonds	3.0%
Yankee Dollars	0.8%
Repurchase Agreements	0.5%
Options Purchased	0.4%
U.S. Treasury Bills	0.3%
Warrants	0.1%
U.S. Government Agency Long-Term Obligations	0.0%
Federal Home Loan Mortgage Corporation	0.0%
Other Investments*	5.9%
Liabilities in excess of other assets**	-8.3%

100.0%

Top Holdings***

U.S. Treasury Notes, 6.13%, 08/15/29	5.5%
Federal National Mortgage Association, 4.93%, 08/08/07	3.1%
Bundes Republic of Deutschland (EUR), 5.63%, 01/04/28	2.5%
Federal Home Loan Bank, 4.61%, 07/18/07	2.1%
U.S. Treasury Notes, 8.13%, 08/15/19	2.0%
Bonos Y Oblig Del Estado (EUR), 5.15%, 07/30/09	1.3%
Residential Accredit Loans, Inc., 5.52%, 06/25/37	1.1%
United Kingdom Treasury (GBP), 7.25%, 12/07/07	1.0%
Federal National Mortgage Association TBA, 6.50%, 07/15/37	1.0%
U.S. Treasury Notes, 3.88%, 02/15/13	1.0%
Other	79.4%

100.0%

Top Industries

Diversified Financial Services	9.6%
Real Estate Investment Trusts (REITs)	4.6%
Banks	4.1%
Oil, Gas & Consumable Fuels	2.5%
Media	2.0%
Automobiles	1.8%
Telephones	1.1%
Health Care Providers & Services	1.1%
Food Products	1.1%
Electric Utilities	0.9%
Other	71.2%

100.0%

Top Countries

United States	86.6%
Germany	2.5%
Spain	1.5%
Philippines	1.3%
Mexico	1.2%
Brazil	1.2%
Russian Federation	1.1%
United Kingdom	1.0%
Turkey	0.7%
Venezuela	0.6%
Other	2.3%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund

Corporate Bonds (33.5%)

	Principal Amount	Value

Aerospace & Defense (0.1%) (a)
Systems 2001 Asset Trust, 6.66%, 09/15/13	$261,573	$271,150

Auto Components (0.1%) (b)
Arvinmeritor, Inc., 8.75%, 03/01/12	225,000	227,250

Automobiles (1.8%)
DaimlerChrysler AG, 8.50%, 01/18/31	180,000	227,464
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	1,414,775
General Motors Acceptance Corp., 6.88%, 09/15/11	2,235,000	2,198,467
Sonic Automotive, Inc., Series B, 8.63%, 08/15/13 (b)	445,000	458,350

		4,299,056

Banks (3.2%)
Banco ABN AMRO Real SA, 15.86%, 12/13/07 (a)	600,000	317,272
Bank One Corp., 6.00%, 02/17/09	95,000	95,806
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	247,917
Harborview Mortgage Loan Trust (c) 5.50%, 11/19/36	1,546,050	1,540,007
5.41%, 01/19/38	424,915	425,234
5.51%, 01/19/38	1,697,859	1,699,703
JP Morgan & Chase Co. Note, 1.36%, 01/03/12 (d)	855,000	453,709
KFW International Finance, 2.05%, 09/21/09	94,000,000	778,470
Kinder Morgan Finance, 5.70%, 01/05/16	635,000	585,265
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	599,436
RSHB Capital 7.18%, 05/16/13 (a)	280,000	291,620
7.18%, 05/16/13	100,000	104,200
Unicredito Luxem Finance, 5.41%, 10/24/08 (a) (c)	440,000	440,124

		7,578,763

Beverages (0.1%) (a)
FBG Finance Ltd., 5.13%, 06/15/15	250,000	234,299

Building Products (0.0%) (b) (c)
Goodman Global Holdings, 8.36%, 06/15/12	50,000	50,375

Chemicals (0.4%)
Equistar Chemical, 10.13%, 09/01/08 (b)	189,000	196,560
ICI Wilmington, 4.38%, 12/01/08	115,000	113,062
Innophos, Inc., 8.88%, 08/15/14	430,000	445,050
JohnsonDiversey, Inc., 9.63%, 05/15/12 (b)	180,000	187,875

		942,547

Communications Equipment (0.1%) (b)
Nortel Networks Corp., 4.25%, 09/01/08	190,000	187,388

Consumer Goods (0.1%) (c)
Clorox Co., 5.49%, 12/14/07	210,000	210,106

Containers & Packaging (0.5%) (b)
Berry Plastics Corp., 8.88%, 09/15/14	685,000	693,562
Graphic Packaging International, 9.50%, 08/15/13	165,000	171,394
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	232,013

		1,096,969

Diversified Financial Services (9.6%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (a)	395,000	404,548
American General Finance Corp., 4.63%, 05/15/09	95,000	93,688
American Home Mortgage Investment Trust, Series 2004-1 Class 1A, 5.67%, 04/25/44 (c)	198,820	199,056
AXA Financial, Inc., 7.75%, 08/01/10	460,000	489,701
Capmark Financial Group (a) 5.88%, 05/10/12	200,000	197,379
6.30%, 05/10/17	85,000	83,644
Carrington Mortgage Loan Trust, 5.47%, 09/25/35 (c)	73,664	73,672

6

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Financial Services (continued)
Caterpillar Financial Services Corp. 5.43%, 08/20/07 (c)	$220,000	$220,026
Series MTNF 3.63%, 11/15/07	75,000	74,512
Countrywide Alternative Loan Trust, 5.51%, 10/25/46 (c)	1,078,878	1,076,479
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	215,618
Deutsche Telekom International Finance (EUR), 8.13%, 05/29/12	160,000	244,602
Farmers Exchange Capital, 7.05%, 07/15/28 (a)	285,000	288,713
Fresenius Medical Care Capital Trust Series IV, 7.88%, 06/15/11	95,000	98,325
General Electric Capital Corp., 4.25%, 12/01/10	100,000	96,487
Harborview Mortgage Loan Trust 5.70%, 11/19/35 (c)	610,648	613,336
5.57%, 08/21/36 (c)	1,325,526	1,327,044
5.53%, 11/19/36 (c)	1,539,637	1,544,045
0.96%, 03/19/37 (d)	2,982	2,243
5.57%, 10/19/37 (c)	1,122,350	1,124,909
5.61%, 07/19/45 (c)	333,241	334,011
Household Finance Corp. (EUR), 6.50%, 05/05/09	140,000	195,238
John Hancock Global Funding, Series II, 7.90%, 07/02/10 (a)	155,000	165,438
Luminent Mortgage Trust (c) 5.56%, 04/25/36	777,524	779,059
5.52%, 10/25/46	985,336	987,441
Mantis Reef Ltd., 4.69%, 11/14/08 (a) (e)	425,000	420,046
MBNA Corp., 5.79%, 05/05/08 (c)	460,000	461,741
MBNA Credit Card Master Note Trust, 5.44%, 08/16/10 (c)	1,750,000	1,751,737
Merrill Lynch Mortgage Investors, Inc., 5.44%, 08/25/35 (c)	196,621	196,741
Nationstar Home Equity Loan Trust, 6.02%, 09/25/36 (c)	1,251,817	1,251,815
Residential Accredit Loans, Inc. (c) 5.51%, 12/25/36	1,279,411	1,272,077
5.48%, 01/25/37	1,631,606	1,628,882
5.52%, 06/25/37	2,485,754	2,486,143
5.58%, 02/25/46	433,180	433,510
5.59%, 02/25/46	410,958	411,711
2.47%, 03/25/47	7,450,000	409,750
Residential Capital Corp. 6.38%, 06/30/10	460,000	454,062
6.50%, 04/17/13 (b)	325,000	314,138

		22,421,567

Electric Power (0.1%)
Ohio Power Co., 6.00%, 06/01/16	225,000	225,215
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	109,102

		334,317

Electric Utilities (0.9%)
AES Corp. 9.38%, 09/15/10	53,000	56,379
7.75%, 03/01/14 (b)	95,000	95,237
9.00%, 05/15/15 (a)	305,000	322,919
Arizona Public Service Co., 5.80%, 06/30/14	250,000	246,688
Detroit Edison Co., 6.13%, 10/01/10	200,000	203,565
Entergy Gulf States 3.60%, 06/01/08	65,000	63,840
6.11%, 12/08/08 (c) (a)	270,000	270,723
5.76%, 12/01/09 (c)	105,000	104,948
Foundation P.A. Coal Co., 7.25%, 08/01/14 (b)	50,000	49,563
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	474,300
NiSource Finance Corp., 5.93%, 11/23/09 (c)	120,000	120,187

		2,008,349

Energy Companies (0.4%)
Hilcorp Energy, 7.75%, 11/01/15 (a) (b)	230,000	223,100
National Grid Transco PLC (EUR), 5.00%, 07/02/18	110,000	144,376
TXU Corp., 4.81%, 11/17/14	300,000	292,476
TXU Energy Co., 7.00%, 03/15/13	225,000	232,085

		892,037

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Energy Equipment & Services (0.0%) (b)
Cie General De Geophysique, 7.50%, 05/15/15	$40,000	$40,000

Food Products (1.1%)
Conagra Foods, Inc. 7.00%, 10/01/28	150,000	156,255
8.25%, 09/15/30	100,000	118,367
Delhaize America, Inc., 9.00%, 04/15/31	356,000	430,101
Michael Foods, 8.00%, 11/15/13	120,000	121,200
Pilgrim’s Pride Corp. 9.63%, 09/15/11 (b)	270,000	280,463
7.63%, 05/01/15	1,020,000	1,017,450
Sara Lee Corp., 6.13%, 11/01/32	265,000	237,070
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	92,700

		2,453,606

Gas Utilities (0.2%)
Pacific Energy Partners, 7.13%, 06/15/14	150,000	155,193
Williams Cos., Inc. (The), 7.88%, 09/01/21	255,000	274,125

		429,318

Health Care Equipment & Supplies (0.0%) (a)
Invacare Corp., 9.75%, 02/15/15	80,000	80,600

Health Care Providers & Services (1.1%)
Aramark Corp. (a) 8.50%, 02/01/15	60,000	61,050
8.86%, 02/01/15 (c) (b)	50,000	50,750
Aramark Services, Inc., 5.00%, 06/01/12 (b)	210,000	184,800
Columbia HCA, 7.69%, 06/15/25	370,000	321,824
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	350,000	353,500
HCA, Inc. 6.25%, 02/15/13 (b)	345,000	311,362
5.75%, 03/15/14	185,000	156,556
Hospira, Inc., 5.83%, 03/30/10 (c)	490,000	491,230
Sun Healthcare Group, Inc., 9.13%, 04/15/15 (a) (b)	265,000	275,600
Tenet Healthcare Corp. 7.38%, 02/01/13 (b)	310,000	280,163
9.88%, 07/01/14	65,000	64,350

		2,551,185

Hotels, Restaurants & Leisure (0.5%)
Isle of Capri Casinos, 7.00%, 03/01/14	490,000	463,662
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	297,375
Station Casinos, Inc., 6.00%, 04/01/12	340,000	319,600

		1,080,637

Insurance (0.3%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (a)	250,000	288,857
Munich Re Finance BV, 6.75%, 06/21/23	130,000	189,529
St. Paul Travelers, 5.01%, 08/16/07	240,000	239,897

		718,283

Internet Software & Services (0.0%) (f) (g)
Exodus Communications, Inc. 0.00%, 07/15/10	124,552	0
Rhythms Netconnections 0.00%, 02/15/10	366,692	0

		0

Manufacturing (0.7%)
Interface, Inc. 10.38%, 02/01/10	60,000	64,500
9.50%, 02/01/14	225,000	242,437
K&F Acquisition, Inc., 7.75%, 11/15/14 (b)	370,000	392,200
Koppers Holdings, Inc., 2.14%, 11/15/14 (d)	255,000	218,025
Koppers, Inc., 9.88%, 10/15/13	47,000	50,173

8

Corporate Bonds (continued)

	Principal Amount	Value

Manufacturing (continued)
Manitowoc Co., Inc., 10.50%, 08/01/12 (b)	$214,000	$225,770
Nalco Co., 7.75%, 11/15/11 (b)	165,000	166,237
Propex Fabrics, Inc., 10.00%, 12/01/12	385,000	344,575

		1,703,917

Media (2.0%)
Cablevision Systems Corp., 9.82%, 04/01/09 (c)	290,000	303,050
CCH I LLC, 11.00%, 10/01/15	210,000	219,187
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	310,517
Dex Media West/ Finance Series B, 9.88%, 08/15/13	75,000	80,250
Echostar DBS Corp. 6.38%, 10/01/11	550,000	539,000
6.63%, 10/01/14	70,000	66,850
Idearc, Inc., 8.00%, 11/15/16 (b)	535,000	540,350
Intelsat Bermuda Ltd., 8.87%, 01/15/15 (c) (a)	435,000	444,244
Interpublic Group Co., Inc., 6.25%, 11/15/14	205,000	188,088
National Cable PLC (b) 8.75%, 04/15/14	75,000	77,250
9.13%, 08/15/16	100,000	104,750
Time Warner, Inc., 5.59%, 11/13/09 (c)	645,000	645,620
Umbrella Acquisition, 9.75%, 03/15/15 (a) (b)	320,000	316,000
Valassis Communication, 8.25%, 03/01/15 (a) (b)	480,000	468,000
Viacom, Inc., 6.88%, 04/30/36	380,000	367,127

		4,670,283

Metals & Mining (0.0%) (b) (f) (g)
Murrin Murrin Holdings, 9.38%, 08/31/07	125,000	0

Multiline Retail (0.3%)
May Department Stores Co., 6.70%, 07/15/34	360,000	334,661
Yum! Brands, Inc., 8.88%, 04/15/11	230,000	253,050

		587,711

Oil, Gas & Consumable Fuels (2.5%)
Centerpoint Energy, 6.25%, 02/01/37	70,000	67,416
Chaparral Energy, Inc., 8.88%, 02/01/17 (a)	210,000	207,375
Colorado Interstate Gas, 6.80%, 11/15/15 (b)	150,000	154,262
Consolidated Natural Gas, 6.25%, 11/01/11	260,000	265,584
Consumers Energy Co., 4.80%, 02/17/09	210,000	207,457
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	201,030
Gazprom Capital 6.21%, 11/22/16	310,000	301,940
8.63%, 04/28/34	190,000	237,434
Hanover Equipment Trust, Series A, 8.62%, 09/01/08 (b)	126,000	125,370
Husky Oil Ltd., 8.90%, 08/15/28	525,000	541,209
Pemex Project Funding Master Trust, 6.66%, 06/15/10 (c) (a)	570,000	584,820
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	351,793
Petro Shopping Centre, 9.00%, 02/15/12	320,000	337,600
Petroleos Mexicanos 8.63%, 12/01/23	250,000	304,625
9.50%, 09/15/27	720,000	966,960
Plains All American Pipeline, 6.70%, 05/15/36	230,000	230,267
Pogo Producing Co., 6.88%, 10/01/17 (b)	210,000	208,425
Sandridge Energy, 8.63%, 04/01/15	325,000	333,125
Texas Eastern Transmission, 7.00%, 07/15/32	215,000	235,844

		5,862,536

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Paper & Forest Products (0.4%)
P.H. Glatfelter, 7.13%, 05/01/16	$65,000	$65,487
Pindo Deli Finance BV (a) 6.00%, 04/28/15 (c)	132,046	112,239
6.00%, 04/28/18 (c)	446,898	246,911
11.18%, 04/28/25 (d)	901,231	126,172
Tjiwi Kimia Finance BV 6.00%, 04/28/15 (c)	192,480	169,383
6.00%, 04/28/15 (c) (a)	183,878	161,813
6.00%, 04/28/18 (c) (a)	183,062	101,142
10.36%, 04/28/27 (a) (d)	473,111	63,870

		1,047,017

Real Estate Investment Trusts (REITs) (4.6%)
American Home Mortgage Assets 5.55%, 05/25/46 (c)	1,336,573	1,336,154
5.55%, 09/25/46 (c)	1,493,817	1,498,496
5.51%, 10/25/46 (c)	1,870,831	1,873,682
5.45%, 03/25/47 (c)	1,500,210	1,498,726
5.51%, 08/25/47 (c)	1,875,000	1,875,000
5.52%, 08/25/47	1,875,000	1,875,000
Brascan Corp., 7.13%, 06/15/12	250,000	262,630
Brookfield Asset Management, 5.80%, 04/25/17	95,000	92,741
World Financial, 6.91%, 09/01/13 (a)	478,596	493,955

		10,806,384

Semiconductors & Semiconductor Equipment (0.2%) (a) (b)
Freescale Semiconductor, 8.88%, 12/15/14	535,000	510,925

Service Companies (0.5%)
CVS Corp., 6.04%, 12/10/28 (a)	425,425	412,888
Iron Mountain, Inc. 8.63%, 04/01/13	195,000	195,487
7.75%, 01/15/15	180,000	175,500
Waste Management, Inc., 7.13%, 10/01/07	450,000	451,268

		1,235,143

Specialty Retail (0.3%)
CVS Caremark Corp., 5.75%, 06/01/17	205,000	197,789
CVS Corp., 5.75%, 08/15/11	65,000	64,995
Home Depot, Inc., 5.49%, 12/16/09 (c)	320,000	319,502

		582,286

Telephones (1.1%)
American Tower Corp. 7.50%, 05/01/12	275,000	282,563
7.13%, 10/15/12 (b)	100,000	102,250
AT&T Corp., 8.00%, 11/15/31 (c)	295,000	350,631
Axtel SA, 11.00%, 12/15/13 (b)	285,000	313,500
France Telecom 8.50%, 03/01/31	115,000	144,497
8.13%, 01/28/33	90,000	154,895
Nordic Tel Co. Holdings, 8.88%, 05/01/16 (a) (b)	155,000	164,300
Qwest Communications International, 8.86%, 02/15/09 (c)	150,000	151,500
Qwest Corp., 5.63%, 11/15/08	45,000	44,831
SBC Communications, Inc., 6.15%, 09/15/34	140,000	134,233
Sprint Capital Corp., 8.75%, 03/15/32	40,000	44,925
Telecom Italia Capital 4.00%, 11/15/08	110,000	107,662
4.00%, 01/15/10	195,000	187,458
Telefonica Europe, 8.25%, 09/15/30	220,000	255,699
Verizon New England, 6.50%, 09/15/11	10,000	10,264
Wind Acquisition Financial SA, 10.75%, 12/01/15 (a)	200,000	229,500

		2,678,708

Tobacco (0.1%)
RJ Reynolds Tobacco, 6.50%, 07/15/10	150,000	152,488

10

Corporate Bonds (continued)

	Principal Amount	Value

Transportation (0.2%)
CHC Helicopter Corp., 7.38%, 05/01/14	$220,000	$209,550
Union Pacific Corp. 6.79%, 11/09/07	100,000	100,363
6.63%, 02/01/08	180,000	181,155

		491,068

Wireless Telecommunication Services (0.0%) (f) (g)
Nextlink Communications, Inc. 0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0
		0

Total Corporate Bonds (Cost $78,190,272)		78,436,268

Asset-Backed Securities (17.4%)
Banc of America Funding Corp., 5.67%, 09/20/35 (c)	286,896	287,930
Bear Stearns, 5.46%, 03/25/37	1,411,646	1,371,988
Bear Stearns Asset Backed, Inc., 5.54%, 03/25/35 (c)	256,335	256,384
Bear Stearns Mortgage Funding Trust (c) 5.57%, 07/25/36	1,275,195	1,273,754
5.48%, 12/25/36	1,083,588	1,084,474
Capital Auto Receivables Asset Trust 5.38%, 07/15/10	1,650,000	1,649,742
5.38%, 05/15/11 (c)	1,900,000	1,899,729
Countrywide Alternative Loan Trust (c) 5.60%, 10/25/35	9,930	9,930
5.58%, 11/20/35	443,714	443,927
5.70%, 11/20/35	702,423	705,547
6.73%, 02/25/36	1,083,733	1,090,257
5.59%, 07/25/46	841,766	843,173
5.37%, 09/25/46	320,470	320,434
DSLA Mortgage Loan Trust (c) 5.52%, 11/19/37	1,434,922	1,437,684
5.97%, 04/19/47	1,264,072	1,264,467
First Franklin Mortgage Loan, 5.37%, 07/25/36 (c)	1,142,092	1,142,028
Fremont Home Loan Trust, 5.37%, 10/25/36 (c)	1,230,060	1,229,457
Greenpoint Mortgage Funding Trust, 5.64%, 03/25/36 (c)	1,100,207	1,102,070
GSAMP Trust, 5.39%, 01/25/37 (c)	1,290,550	1,290,461
GSR Mortgage Loan Trust, 5.51%, 08/25/46 (c)	1,349,454	1,350,707
Harborview Mortgage Loan Trust, 5.55%, 07/19/46 (c)	1,072,316	1,073,196
Indymac Index Mortgage Loan Trust (c) 5.44%, 07/25/46	1,725,000	1,729,824
5.57%, 06/25/47	1,329,861	1,334,485
Residential Asset Mortgage, Inc. (c) 5.39%, 08/25/36	1,131,704	1,131,766
5.40%, 10/25/36	1,071,896	1,072,003
Securitized Asset Backed Receivables 5.46%, 11/25/36	1,299,008	1,298,553
5.46%, 08/25/47	1,200,000	1,200,000
Soundview Home Equity Loan Trust (c) 5.40%, 01/25/37	1,172,754	1,172,751
5.43%, 02/25/37	1,117,618	1,117,345
Structured Asset Investment Loan Trust, 5.66%, 11/25/33 (c)	28,003	28,034
Structured Asset Mortgage Investments, Inc. (c)
5.51%, 02/25/36	445,755	446,222
5.63%, 02/25/36	877,919	881,371
5.59%, 04/25/36	1,396,129	1,399,474
5.55%, 07/25/36	702,044	704,121
5.55%, 07/25/36	1,167,060	1,170,536
5.55%, 08/25/36	1,100,764	1,103,787
Structured Asset Securities Corp., 5.52%, 06/25/35 (c)	134,139	134,152
Washington Mutual, Inc. (c)
5.59%, 04/25/45	576,819	577,860
5.61%, 08/25/45	141,477	141,548
5.58%, 10/25/45	326,805	326,971
5.57%, 11/25/45	367,375	368,016
5.57%, 12/25/45	322,388	322,687
5.97%, 04/25/46	1,062,975	1,064,055
5.42%, 05/25/46	95,255	95,261

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Value

Zuni Mortgage Loan Trust, 5.45%, 08/25/36 (c)	$868,315	$867,874

Total Asset-Backed Securities (Cost $40,826,713)		40,816,035

Sovereign Bonds (13.4%)
Argentina (0.4%)
Republic of Argentina 0.00%, 04/10/05 (f)	390,000	182,520
5.83%, 12/31/33	1,850,000	824,637
8.38%, 12/31/33	49,788	47,929

		1,055,086

Brazil (1.2%)
Citigroup, Inc. Brazil LTN Note, 6.00%, 05/18/09	250,000	306,519
Federal Republic of Brazil 14.50%, 10/15/09	520,000	616,200
10.50%, 07/14/14	180,000	226,620
8.88%, 10/14/19	856,000	1,039,184
Series B 8.88%, 04/15/24	470,000	578,100

		2,766,623

Canada (0.3%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	677,120

Colombia (0.4%)
Republic of Columbia 9.75%, 04/09/11	108,307	116,971
8.25%, 12/22/14	155,000	173,367
11.75%, 02/25/20	100,000	147,750
7.38%, 09/18/37	410,000	455,100

		893,188

Ecuador (0.1%)
Republic of Ecuador 9.38%, 12/15/15	100,000	88,750
10.00%, 08/15/30	290,000	237,800

		326,550

Germany (2.5%)
Bundes Republic of Deutschland (EUR),
5.63%, 01/04/28	3,820,000	5,762,026

Italy (0.1%)
Buoni Poliennali Del Tesson (EUR), 5.25%, 11/01/29	120,000	167,949

Ivory Coast (0.0%) (f)
Ivory Coast, 2.50%, 03/30/18	285,000	94,050

Japan (0.2%)
Japanese Government (JPY), 0.80%, 03/20/13	50,000,000	389,684

Mexico (1.2%)
Mexican Fixed Rate Bonds (MXN) 9.50%, 12/18/14	14,250,000	1,452,569
8.00%, 12/17/15	6,360,000	600,029
United Mexican States, 8.38%, 01/14/11	710,000	770,350

		2,822,948

Peru (0.4%)
Republic of Peru 9.88%, 02/06/15	145,000	179,945
8.38%, 05/03/16	120,000	139,500
8.75%, 11/21/33	390,000	505,050

		824,495

Philippines (1.3%)
Republic of Philippines 9.00%, 02/15/13	270,000	301,050
8.88%, 03/17/15	1,060,000	1,215,025
9.50%, 02/02/30	1,208,000	1,574,870

		3,090,945

Russian Federation (1.1%)
Russian Federation 11.00%, 07/24/18	516,000	718,066
12.75%, 06/24/28	960,000	1,691,491
7.50%, 03/31/30	239,743	264,077

		2,673,634

Spain (1.5%)
Bonos Y Oblig Del Estado (EUR) 5.15%, 07/30/09	2,250,000	3,083,066
6.15%, 01/31/13	330,000	480,055

		3,563,121

Sweden (0.3%) (b)
Swedish Government (SEK), 5.00%, 01/28/09	4,500,000	665,818

12

Sovereign Bonds (continued)

	Principal Amount	Value

Turkey (0.7%)
Citigroup, Inc. Turkey LTN Note, 12.00%, 08/14/08 (a)	$500,000	$629,075
Republic of Turkey 17.96%, 08/13/08 (d)	865,200	543,915
11.88%, 01/15/30	156,000	239,070
Turkey Government Bond, 18.28%, 02/04/09 (d)	441,100	256,995

		1,669,055

Ukraine (0.1%) (a) (b)
Ukraine Government, 6.58%, 11/21/16	230,000	227,987

United Kingdom (1.0%)
United Kingdom Treasury (GBP), 7.25%, 12/07/07	1,200,000	2,422,746

Venezuela (0.6%)
Republic of Venezuela
10.75%, 09/19/13	640,000	710,720
8.50%, 10/08/14	270,000	273,375
9.25%, 09/15/27	340,000	354,450

		1,338,545

Total Sovereign Bonds (Cost $26,059,119)		31,431,570

Mortgage-Backed Obligations (12.2%)
American Home Mortgage, 5.51%, 05/25/47 (c)	1,846,119	1,845,301
Bear Stearns Mortgage, 5.49%, 03/25/37 (c)	1,602,286	1,604,042
Countrywide Alternative Loan Trust (c) 6.50%, 10/25/46	335,494	335,284
5.46%, 04/25/47	1,511,167	1,511,123
Deutsche Alt-A Securities, Inc. (c) 5.47%, 02/25/47	1,729,584	1,724,981
6.75%, 02/25/47	438,953	438,559
Federal Home Loan Mortgage Corp.
Pool # 170271 12.00%, 08/01/15	224,708	244,951
Gold, Pool # C90381 7.50%, 11/01/20	1,304	1,365
Gold, Pool # C00712 6.50%, 02/01/29	30,709	31,372
Gold, Pool # C29808 8.00%, 08/01/29	20,462	21,560
Gold, Pool # C39060 8.00%, 06/01/30	501	528
Gold, Pool # C41333 7.50%, 08/01/30	20,136	21,020
Gold, Pool # C41531 8.00%, 08/01/30	8,202	8,645
Gold, Pool # C42327 8.00%, 09/01/30	2,480	2,614
Gold, Pool # C44964 7.50%, 11/01/30	40,591	42,372
Gold, Pool # C01104 8.00%, 12/01/30	35,561	37,481
Gold, Pool # C01132 8.00%, 01/01/31	31,578	33,284
Gold, Pool # C46946 8.00%, 01/01/31	12,294	12,958
Gold, Pool # C01150 8.00%, 02/01/31	28,832	30,389
Gold, Pool # C48997 8.00%, 03/01/31	88,875	93,675
Gold, Pool # C49587 8.00%, 03/01/31	19,553	20,615
Gold, Pool # C50477 8.00%, 04/01/31	34,564	36,442
Gold, Pool # C53597 8.00%, 06/01/31	151,906	160,157
Gold, Pool # C53381 8.00%, 06/01/31	4,825	5,086
Gold, Pool # C53657 8.00%, 06/01/31	10,607	11,183
Gold, Pool # C60019 7.50%, 11/01/31	8,475	8,840
Gold, Pool # C67851 7.50%, 06/01/32	152,906	159,207
5.66%, 03/01/37	1,062,009	1,059,651
Federal National Mortgage Association
Pool # 50946 6.50%, 12/01/23	24,620	24,957
Pool # 346286 6.50%, 05/01/26	77,207	78,525

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Mortgage-Backed Obligations (continued)

	Principal Amount	Value

Pool # 370191 6.50%, 01/01/27	$5,900	$6,000
Pool # 251752 6.50%, 06/01/28	120,713	123,203
Pool # 252009 6.50%, 07/01/28	297,006	303,134
Pool # 415967 6.50%, 10/01/28	98,534	100,567
Pool # 457953 6.50%, 01/01/29	95,127	97,089
Pool # 482616 6.50%, 02/01/29	184,400	188,193
Pool # 323591 6.50%, 03/01/29	203,477	207,675
Pool # 511954 7.50%, 10/01/29	8,129	8,503
Pool # 519145 7.50%, 10/01/29	21,321	22,304
Pool # 523284 7.50%, 11/01/29	2,178	2,279
Pool # 527589 7.50%, 01/01/30	9,598	10,040
Pool # 517874 7.50%, 02/01/30	35,213	36,778
Pool # 253113 7.50%, 03/01/30	18,661	19,526
Pool # 540017 8.00%, 05/01/30	6,016	6,338
Pool # 540091 7.50%, 06/01/30	17,894	18,689
Pool # 535399 8.00%, 07/01/30	30,517	32,149
Pool # 535533 8.00%, 10/01/30	104,012	109,572
Pool # 563324 7.00%, 12/01/30	79,191	81,313
Pool # 564363 8.00%, 01/01/31	2,322	2,447
Pool # 253673 7.50%, 03/01/31	28,867	30,150
Pool # 564993 7.50%, 03/01/31	14,733	15,388
Pool # 253674 8.00%, 03/01/31	1,812	1,909
Pool # 613017 8.00%, 03/01/31	1,232	1,304
Pool # 576112 7.00%, 05/01/31	2,978	3,087
Pool # 577407 7.50%, 07/01/31	55,439	57,863
Pool # 545239 8.00%, 09/01/31	41,256	43,462
Pool # 545604 8.00%, 09/01/31	14,766	15,629
Pool # 606566 7.50%, 10/01/31	18,994	19,824
Pool # 545551 8.00%, 04/01/32	23,475	24,730
Pool # 630601 7.00%, 05/01/32	222,960	230,949
Pool # 545759 6.50%, 07/01/32	183,849	187,105
Pool # 642656 7.00%, 07/01/32	57,628	59,693
Pool # 254695 6.50%, 04/01/33	295,127	299,880
Pool # 555533 6.50%, 04/01/33	87,703	89,408
Pool # 741875 6.50%, 09/01/33	31,417	31,923
Pool # 836295 7.00%, 10/01/35	607,999	624,288
Pool # 868995 7.47%, 05/01/36	1,968,609	2,016,259
Pool # 886574 7.50%, 08/01/36	1,163,026	1,195,653
Federal National Mortgage Association TBA(h)
6.50%, 08/01/36	1,300,000	1,310,969
6.50%, 07/15/37	2,250,000	2,271,094
Government National Mortgage Association
Pool # 780699 9.50%, 12/15/17	165,423	178,733
Pool # 780378 11.00%, 01/15/19	184,684	203,235
Pool # 780141 10.00%, 12/15/20	154,391	170,465
Pool # 780709 11.00%, 01/15/21	210,164	230,708
Pool # 780349 10.00%, 09/15/21	195,568	215,595
Greenpoint Mortgage Funding Trust, 5.52%, 03/25/47 (c)	1,815,421	1,819,313
GS Mortgage Securities Corp., 6.25%, 01/25/37 (c)	462,658	460,962

14

Mortgage-Backed Obligations (continued)

	Principal Amount	Value

Harborview Mortgage Loan Trust (c) 5.52%, 03/19/38	$1,628,926	$1,631,297
6.41%, 03/19/38	330,968	330,554
Harborview Nim Corp., 6.41%, 03/19/37 (c)	341,368	340,941
Lehman Brothers, 5.44%, 09/15/21 (c) (a)	751,461	751,458
Residential Asset Mortgage, Inc., 5.48%, 02/25/37 (c)	1,161,992	1,161,230
SLM Student Loan Trust, 5.35%, 10/27/14 (c)	1,575,144	1,575,316

Total Mortgage-Backed Obligations (Cost $28,735,507)		28,582,340

Interest Only Bonds (5.4%)
Bear Stearns Structured Products, Inc. (c)
1.32%, 02/27/36 (a)	18,627,332	493,624
2.08%, 06/26/36	21,136,794	822,221
1.75%, 01/27/37	27,311,910	1,007,809
1.84%, 01/27/37	19,633,676	746,080
2.44%, 01/27/37	16,713,022	715,535
Countrywide Alternative Loan Trust (c)
1.42%, 09/25/35	23,519,074	488,756
2.05%, 12/20/35 (a)	7,038,160	180,135
3.16%, 12/20/35 (a)	8,303,159	364,534
5.47%, 05/25/36	410,917	410,963
2.72%, 02/25/37	6,411,451	312,558
2.70%, 03/20/46	5,819,638	245,804
2.46%, 12/20/46	21,854,465	997,984
2.57%, 02/25/47	14,440,341	736,165
2.81%, 03/20/47	10,556,224	562,478
2.70%, 05/25/47	6,953,214	368,090
Federal Home Loan Mortgage Corp. Series 2129 (c)
1.63%, 06/17/27	1,324,605	54,656
Series 2557, Class IW 6.00%, 04/15/32	986,043	164,631
Series 2649, Class IM 7.00%, 07/15/33	424,122	119,130
Federal National Mortgage Association Series 2003-82, Class IA
6.00%, 08/25/32	283,437	41,772
Series 03-39, Class IO
6.00%, 05/25/33	388,753	93,486
6.50%, 05/25/33 (c)	918,002	241,106
6.50%, 05/25/33 (c)	370,670	92,816
Series 2003-44, Class IB
6.00%, 06/25/33	428,448	103,417
6.50%, 06/25/33 (c)	369,939	96,727
Greenpoint Mortgage Funding Trust (c)
2.21%, 08/25/45	3,363,193	99,887
2.11%, 10/25/45	4,549,949	135,134
2.35%, 10/25/45	1,939,052	46,149
Harborview Mortgage Loan Trust (c)
1.62%, 11/19/34	8,936,281	164,763
1.97%, 05/19/35	6,521,644	149,794
1.66%, 06/19/35	4,631,228	104,926
2.32%, 03/19/37	5,574,078	239,511
0.00%, 07/19/47 (f)	41	21
2.44%, 07/19/47	6,640,119	235,517
Indymac Index Mortgage Loan Trust,
1.24%, 07/25/35 (c)	4,173,613	130,425
Residential Accredit, 2.90%, 05/25/47 (c)	14,950,000	864,297
Structured Asset Mortgage, 1.23%, 04/25/37 (c)	24,075,000	1,016,639

Total Interest Only Bonds (Cost $11,351,415)		12,647,540

Warrants (0.1%)*
Banks (0.1%)
Central Bank of Nigeria (f) (g)	500	0
Mexican Warrant	366	31,110
Republic of Venezuela (f)	1,250	0
Republic of Argentina 5.83%, 12/15/35	4,154,313	165,134
8.28%, 12/15/35	130,001	18,950

		215,194

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

Warrants (continued)

	Shares or
	Principal Amount	Value

Communications Equipment (0.0%)
XO Holdings, Inc. (b) expiring
0.00%, 01/16/10	248	$1,106
0.00%, 01/16/10	499	369
0.00%, 01/16/10	374	146
0.00%, 01/16/10	374	60

		1,681

Total Warrants (Cost $22,326)		216,875

Yankee Dollars (0.8%)
Banks (0.8%)
ABN AMRO Real SA, 16.20%, 02/22/10	$410,000	$242,604
Argentina Securities, Inc., 2006 M3, 5.37%, 10/25/36 (c)	1,265,085	1,265,143
JP Morgan & Chase Co., 7.00%, 06/28/17	6,000,000	231,257
RSHB Capital, 6.30%, 05/15/17 (a)	106,000	103,753

Total Yankee Dollars (Cost $1,589,966)		1,842,757

Government Bonds (3.0%) (d)
Federal Home Loan Bank 4.18%, 07/11/07	2,000,000	1,997,450
4.61%, 07/18/07	5,000,000	4,988,665

Total Government Bonds (Cost $6,985,460)		6,986,115

Federal National Mortgage Association (5.4%)
Federal National Mortgage Association 4.93%, 08/08/07 (d)	7,200,000	7,162,258
5.13%, 06/01/35	1,164,574	1,161,887
5.01%, 09/01/35	1,029,640	1,014,408
5.10%, 11/01/35	1,194,006	1,172,120
4.74%, 06/01/36	1,189,561	1,169,632
Federal National Mortgage Association TBA, 7.00%, 07/01/36 (h)	925,000	949,570

Total Federal National Mortgage Association (Cost $12,675,071)		12,629,875

Federal Home Loan Mortgage Corporation (0.0%)
IOETTE, Series 1103, Class N, 1,156.50%, 06/15/21	11	150

U.S. Treasury Bills (0.3%) (d)
U.S. Treasury Bills, 2.81%, 07/12/07	700,000	699,345

U.S. Treasury Obligations (10.0%) (b)
U.S. Treasury Notes 5.75%, 08/15/10	1,000,000	1,024,531
3.88%, 02/15/13	2,360,000	2,241,447
8.13%, 08/15/19	3,625,000	4,583,925
7.63%, 02/15/25	1,000,000	1,273,438
6.38%, 08/15/27	1,300,000	1,486,063
6.13%, 08/15/29	11,475,000	12,871,725

Total U.S. Treasury Obligations (Cost $23,804,991)		23,481,129

U.S. Government Agency Long-Term Obligations (0.0%)
Federal Home Loan Mortgage Corp., Pool #C69951, 6.50%, 08/01/32	44,168	44,984

16

Repurchase Agreements (0.5%) (c)

	Principal Amount	Value

Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $1,034,818, collateralized by U.S. Government Agency Mortgages with a market value of $1,055,057, 5.20%, 04/01/42	$1,034,370	$1,034,370

90 Day Euro Future Put option (strike price 94.75), expiring December 2007	685	256,875
90 Day Euro Future Put option (strike price 94.75), expiring March 2008	221	109,119
90 Day Euro Future Put option (strike price 94.75), expiring September 2007	592	162,800
90 Day Turkish Lira Put option (strike price 1.356), expiring May 2008	1,392,000	149,585
Brazilian Real Put option (strike price 2.00), expiring May 2008	1,347,000	50,453
Swiss Franc Put option (strike price 1.185), expiring March 2008	8,725,000	290,263

Total Options Purchased (Cost $827,245)		1,019,095

Securities Held As Collateral For Securities On Loan (5.9%)

	Principal Amount	Value

Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $13,925,399, collateralized by U.S. Government Agency Mortgages with a market value of $14,197,494	$13,919,112	$13,919,112

Total Investments (Cost $246,766,265) (i) — 108.3%		253,787,560
Liabilities in excess of other assets — (8.3)%		(19,386,429)

NET ASSETS — 100.0%		$234,401,131

*	Denotes a non-income producing security.

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	All or a part of the security was on loan as of June 30, 2007.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(d)	The rate reflected in the Statement of Investments is the effective yield as of June 30, 2007.

(e)	Illiquid security.

(f)	Security in default.

(g)	Fair Valued Security.

(h)	Mortgage Dollar Rolls

(i)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Van Kampen NVIT Multi Sector Bond Fund (Continued)

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

GBP	Principal amount denominated in British Pound.

IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage- backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JPY	Principal amount denominated in Japanese Yen.

MXN	Principal amount denominated in Mexican Peso.

SEK	Principal amount denominated in Swedish Krone.

TBA	To Be Announced.

At June 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Euro	07/31/07	(4,556,000)	$(6,212,333)	$(6,172,321)	$40,012
Swedish Krone	08/21/07	(3,000,000)	(440,938)	(439,958)	980

Total Short Contracts			$(6,653,271)	$(6,612,279)	$40,992

Long Contracts:
Japanese Yen	07/09/07	710,000,000	$5,961,627	$5,774,207	$(187,420)
Japanese Yen	07/09/07	1,523,000,000	12,791,440	12,386,081	(405,359)

Total Long Contracts			$18,753,067	$18,160,288	$(592,779)

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Japanese Gov’t Bond	09/10/07	$2,144,586	$(8,935)
196	U.S. 2 yr. Note Future	09/28/07	39,941,125	(66,102)
475	U.S. 10 yr. Swap	09/17/07	48,642,970	(551,446)
597	U.S. 10 yr. Note Future	09/19/07	63,104,766	(1,088,627)
202	U.S. Treasury Bond	08/24/07	21,023,781	(197,190)

			$174,857,228	$(1,912,300)

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

550	U.S. Treasury Bond	09/22/07	$(59,262,500)	$829,907

			$(59,262,500)	$827,907

18

The following is a summary of written option activity for the period ended June 30, 2007, by the Fund (Dollar amount in thousands):

Covered Call Options	Contract	Premiums Received

Balance at beginning of period	0	$0

Options written	5,478	181

Options expired	0	0

Options outstanding at end of period	5,478	181

At June 30, 2007, the Fund had the following outstanding written options:

WRITTEN OPTION CONTRACTS

			Exercise	Number of	Premiums
Contracts	Type	Expiration Date	Price	Contracts	Received	Value

Brazilian Real	Put	May 2008	2.25	2,694	43,778	32,764

Turkish Lira	Put	May 2008	1.5215	2,784	137,390	132,675

Net Unrealized Appreciation on Written Option Contracts

[Additional columns below]

[Continued from above table, first column(s) repeated]

Unrealized
Appreciation
Contracts	(Depreciation)

Brazilian Real	$(11,014)

Turkish Lira	(4,715)

Net Unrealized Appreciation on Written Option Contracts	$(15,729)

See accompanying notes to financial statements.

 19

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Van Kampen NVIT
Multi Sector
Bond Fund

Assets:
Investments, at value (cost $231,812,783)*	$238,834,078
Repurchase agreements, at cost and value	14,953,482

Total Investments	253,787,560

Cash	83,016
Deposits with brokers for futures	322,136
Interest and dividends receivable	2,660,998
Receivable for capital shares issued	51,106
Receivable for investments sold	4,947,094
Unrealized appreciation on futures contracts	119,829
Unrealized appreciation on forward foreign currency contracts	40,992
Reclaims receivable	7,031
Receivable for variation margin on futures contracts	143,346
Prepaid expenses	2,918

Total Assets	262,166,026

Liabilities:
Call options written, at value (premiums received $181,168)	165,439
Foreign currencies payable to custodian, at value (Cost $120,050)	119,290
Payable for investments purchased	12,647,218
Unrealized depreciation on forward foreign currency contracts	592,779
Payable upon return of securities loaned	13,919,112
Payable for capital shares redeemed	91,852
Accrued expenses and other payables:
Investment advisory fees	143,953
Fund administration and transfer agent fees	24,452
Administrative servicing fees	15,627
Compliance program costs	3,218
Other	41,955

Total Liabilities	27,764,895

Net Assets	$234,401,131

Represented by:
Capital	$228,353,233
Accumulated net investment income	1,041,947
Accumulated net realized losses from investment transactions, futures, options and foreign currency transactions	(406,267)
Net unrealized appreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	5,412,218

Net Assets	$234,401,131

Net Assets:
Class I Shares	$234,401,131

Shares outstanding (unlimited number of shares authorized):
Class I Shares	24,072,574

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$9.74

*	Includes value of securities on loan of $30,997,095.

See accompanying notes to financial statements.

20

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Van Kampen NVIT
Multi Sector
Bond Fund

INVESTMENT INCOME:
Interest income	$6,042,271
Dividend income	15,862
Income from securities lending	17,801

Total Income	6,075,934

Expenses:
Investment advisory fees	884,173
Fund administration and transfer agent fees	100,490
Administrative servicing fees Class I Shares	162,679
Custodian fees	696
Trustee fees	5,597
Compliance program costs (Note 3)	1,660
Other	40,697

Total expenses before earnings credit	1,195,992
Earnings credit (Note 6)	(348)

Net Expenses	1,195,644

Net Investment Income	4,880,290

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	1,660,051
Net realized losses on futures transactions	(806,726)
Net realized losses on option transactions	(61,347)
Net realized losses on foreign currency transactions	(1,307,818)

Net realized losses on investment transactions, futures, options and foreign currency transactions	(515,840)

Net change in unrealized depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(1,844,180)

Net realized/unrealized gains (losses) on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(2,360,020)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,520,270

See accompanying notes to financial statements.

 21

Statements of Changes in Net Assets

	Van Kampen NVIT
	Multi Sector Bond Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$4,880,290	$10,526,982
Net realized losses on investment transactions, futures, options and foreign currency transactions	(515,840)	(261,147)
Net change in unrealized appreciation/depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(1,844,180)	990,904

Change in net assets resulting from operations	2,520,270	11,256,739

Distributions to shareholders from:
Net investment income:
Class I	(4,140,972)	(9,963,083)
Net realized gains:
Class I	(11,962)	(554,113)

Change in net assets from shareholder distributions	(4,152,934)	(10,517,196)

Change in net assets from capital transactions	(4,993,415)	(18,670,729)

Change in net assets	(6,626,079)	(17,931,186)
Net Assets:
Beginning of period	241,027,210	258,958,396

End of period	$234,401,131	$241,027,210

Accumulated net investment income at end of period	$1,041,947	$302,629

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,386,142	$25,985,872
Dividends reinvested	4,152,889	10,517,150
Cost of shares redeemed (a)	(28,532,446)	(55,173,751)

Change in net assets from capital transactions	$(4,993,415)	$(18,670,729)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,960,835	2,653,323
Reinvested	423,191	1,080,579
Redeemed	(2,893,027)	(5,639,901)

Total change in shares	(509,001)	(1,905,999)

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

22

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Van Kampen NVIT Multi Sector Bond Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
For the year ended December 31, 2002	$9.14	0.42	0.22	0.64	(0.50)
For the year ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)
For the year ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)
For the year ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)
For the year ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)
For the six months ended June 30, 2007 (Unaudited)	$9.81	0.20	(0.10)	0.10	(0.17)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions				Ratios/Supplemental Data
	Net				Net Assets	Ratio of
	Realized		Net Asset		at End of	Expenses
	Gains	Total	Value, End	Total	Period	to Average
	(Losses)	Distributions	of Period	Return (a)	(000s)	Net Assets (b)

Class I Shares
For the year ended December 31, 2002	–	(0.50)	$9.28	7.21%	$209,280	1.01%
For the year ended December 31, 2003	–	(0.52)	$9.86	12.12%	$226,525	1.01%
For the year ended December 31, 2004	–	(0.49)	$10.00	6.53%	$238,502	1.01%
For the year ended December 31, 2005	(0.05)	(0.44)	$9.78	2.18%	$258,958	1.03%
For the year ended December 31, 2006	(0.02)	(0.42)	$9.81	4.84%	$241,027	1.02%
For the six months ended June 30, 2007 (Unaudited)	–(e )	(0.17)	$9.74	1.03%	$234,401	1.00%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
	Ratio of Net	Ratio of	Investment
	Investment	Expenses	Income
	Income	(Prior to	(Prior to
	to Average	Reimbursements)	Reimbursements)
	Net	to Average	to Average	Portfolio
	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover

Class I Shares
For the year ended December 31, 2002	4.61%	1.02%	4.60%	385.94%
For the year ended December 31, 2003	3.75%	(d)	(d)	296.62%
For the year ended December 31, 2004	4.23%	(d)	(d)	212.84%
For the year ended December 31, 2005	4.26%	(d)	(d)	157.82%
For the year ended December 31, 2006	4.24%	(d)	(d)	100.56%
For the six months ended June 30, 2007 (Unaudited)	4.09%	1.00%	4.09%	44.33%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions during the period.
(e)	The amount is less than $0.01.

See accompanying notes to financial statements.

 23

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Multi Sector Bond Fund (the “Fund”), (formerly, “Van Kampen GVIT Multi Sector Bond Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

24

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

 25

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

26

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$30,997,095	$31,531,050*

*	Includes $17,611,938 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 9.00%, and maturity dates ranging from 09/14/07 to 02/15/36.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal

 27

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$246,915,510	$9,229,048	$(2,356,998)	$6,872,050

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Morgan Stanley Investment Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $347,655 for the six months ended June 30, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

28

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired and became a wholly owned subsidiary of Citi.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $178,799 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $1,660.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $110,936,244 and sales of $100,335,431.

For the six months ended June 30, 2007, the Fund had purchases of $159,613,441 and sales of $86,946,194 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

 29

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risk not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

30

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 31

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

32

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 33

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

34

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 35

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

36

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

 37

Supplemental Information (Unaudited) (Continued)

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

38

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 39

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

40

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 41

Gartmore NVIT Emerging Markets Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

Gartmore NVIT Emerging Markets Fund
Shareholder
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
Gartmore NVIT Emerging Markets Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,201.40	$7.15	1.31%
	Hypothetical	[1]	$1,000.00	$1,018.30	$6.58	1.31%
Class II	Actual		$1,000.00	$1,199.90	$8.56	1.57%
	Hypothetical	[1]	$1,000.00	$1,017.01	$7.88	1.57%
Class III	Actual		$1,000.00	$1,201.50	$7.15	1.31%
	Hypothetical	[1]	$1,000.00	$1,018.30	$6.58	1.31%
Class VI	Actual		$1,000.00	$1,201.00	$7.80	1.43%
	Hypothetical	[1]	$1,000.00	$1,017.71	$7.18	1.43%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

Gartmore NVIT Emerging Markets Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	93.4%
Participation Notes	4.7%
Repurchase Agreements	1.3%
Other Investments*	4.5%
Liabilities in excess of other assets**	-3.9%

100.0%

Top Holdings***

Companhia Vale do Rio Doce, Preferred Shares, Class A	2.5%
Lojas Renner SA	2.5%
America Movil SA de CV ADR	2.5%
Hon Hai Precision Industry Co. Ltd.	2.3%
Gazprom ADR	2.3%
Petroleo Brasileiro SA ADR	2.2%
Sberbank RF	2.1%
Bharti Tele-Ventures Ltd.	2.0%
China Mobile Ltd.	2.0%
China Petroleum & Chemical Corp.	1.9%
Other	77.7%

100.0%

Top Industries

Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	11.2%
Metals & Mining	10.9%
Wireless Telecommunication Services	9.6%
Semiconductors & Semiconductor Equipment	5.9%
Insurance	4.2%
Electronic Equipment & Instruments	3.5%
Construction & Engineering	3.5%
Multiline Retail	3.2%
Construction Materials	2.9%
Other	32.1%

100.0%

Top Countries

Republic of Korea	15.5%
Brazil	13.9%
Taiwan	10.5%
Russian Federation	9.8%
China	8.4%
Hong Kong	7.3%
Mexico	6.6%
South Africa	6.6%
India	5.7%
Malaysia	4.0%
Other	11.7%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
Gartmore NVIT Emerging Markets Fund

Common Stock (93.4%)
	Shares or
	Principal Amount	Value

ARGENTINA (1.0%)
Metals & Mining (1.0%)
Tenaris SA ADR	80,700	$3,951,072

BRAZIL (13.9%)
Commercial Banks (2.2%)
Banco Bradesco SA, Preferred Shares	177,618	4,286,601
Unibanco GDR	35,600	4,018,172

		8,304,773

Diversified Telecommunication Services (1.1%)
Brasil Telecom Participacoes SA	69,400	4,195,924

Insurance (1.1%)
Porto Seguro SA	104,600	4,014,730

Metals & Mining (2.5%)
Companhia Vale do Rio Doce, Preferred Shares, Class A	253,272	9,477,995

Multiline Retail (2.5%)
Lojas Renner SA	509,900	9,468,060

Oil, Gas & Consumable Fuels (2.5%)
Petroleo Brasileiro SA ADR	79,119	8,440,415
Petroleo Brasileiro SA ADR	10,300	1,249,081

		9,689,496

Paper & Forest Products (0.8%)
Aracruz Celulose SA ADR	48,250	3,196,080

Transportation Infrastructure (1.2%)
Companhia de Consessoes Rodoviarias	248,739	4,622,572

		52,969,630

CHINA (8.4%)
Commercial Bank (0.9%) (a) (b)
China Construction Bank, Class H	4,833,000	3,323,528

Construction Materials (1.9%) (a) (b)
Anhui Conch Cement Co. Ltd.	1,006,000	7,072,984

Insurance (1.0%) (a) (b)
Ping An Insurance (Group) Co. of China Ltd.	569,500	4,023,317

Media (0.8%)
Focus Media Holding Ltd. ADR*	60,600	3,060,300

Oil, Gas & Consumable Fuels (3.8%) (b)
China Petroleum & Chemical Corp. (a)	6,370,000	7,107,051
China Shenhua Energy Co.	1,047,500	3,655,249
PetroChina Co. Ltd.	2,492,000	3,701,620

		14,463,920

		31,944,049

CZECH REPUBLIC (1.5%) (b)
Electric Utility (1.5%)
CEZ AS	109,900	5,655,994

HONG KONG (7.3%)
Multi-Utility (1.4%) (b)
China Resources Power Holdings Co. Ltd.	2,253,800	5,386,037

Personal Products (0.7%) (a) (b)
Hengan International Group Co. Ltd.	762,000	2,709,654

Real Estate Management & Development (1.5%) (a)
Country Garden Holdings Co.*	927,000	782,489
Shimao Property Holdings Ltd. (b)	2,190,200	4,899,742

		5,682,231

Textiles, Apparel & Luxury Goods (0.3%) (b)
Ports Design Ltd.	416,500	1,171,615

Transportation (1.4%) (a) (b)
Pacific Basin Shipping Ltd.	4,521,000	5,083,276

Wireless Telecommunication Services (2.0%) (b)
China Mobile Ltd.	704,800	7,583,251

		27,616,064

HUNGARY (1.0%) (b)
Oil, Gas & Consumable Fuels (1.0%)
MOL Magyar Olaj-es Gazipari	24,300	3,664,083

INDIA (1.2%)
IT Services (1.2%)
Satyam Computer Services Ltd. ADR	177,800	4,402,328

INDONESIA (1.7%) (b)
Automobiles (0.8%) (a)
PT Astra International, Inc.	1,640,500	3,079,991

Diversified Telecommunication Services (0.9%)
PT Telekomunikasi Indonesia	3,065,543	3,327,309

		6,407,300

6

Common Stock (continued)
	Shares or
	Principal Amount	Value

KAZAKHSTAN (0.7%) (b)
Oil, Gas & Consumable Fuels (0.7%)
Kazmunaigas Exploration Production GDR	132,100	$2,805,545

MALAYSIA (4.0%)
Commercial Bank (1.4%) (b)
Bumiputra Commerce Holdings Berhad	1,609,900	5,459,019

Food Products (1.2%) (b)
IOI Corporation Berhad	2,965,300	4,478,468

Hotels, Restaurants & Leisure (0.9%) (b)
Genting Berhard	1,440,000	3,448,393

Wireless Telecommunication Services (0.5%) (a)
Maxis Communications Berhad	444,900	2,011,722

		15,397,602

MEXICO (6.6%)
Commercial Bank (1.6%)
Grupo Financiero Banorte SA de CV	1,308,376	5,992,636

Food & Staples Retailing (1.1%)
Wal-Mart de Mexico SA de CV	1,128,560	4,283,158

Industrial Conglomerate (0.5%) (a)
Grupo Carso SA de CV	518,759	2,007,232

Metals & Mining (0.9%) (a)
Industrias CH SA*	762,300	3,521,130

Wireless Telecommunication Services (2.5%)
America Movil SA de CV ADR	152,751	9,459,870

		25,264,026

PAKISTAN (0.1%)
Commercial Bank (0.1%)
MCB Bank Ltd. GDR	15,784	378,829

POLAND (0.7%) (b)
Commercial Bank (0.7%)
Bank Zachodni WBK SA	24,284	2,511,239

REPUBLIC OF KOREA (15.5%)
Airline (0.3%) (b)
Korean Air Lines Co. Ltd.	21,110	1,198,152

Building Products (0.6%) (b)
KCC Corp.	5,300	2,409,239

Chemicals (0.9%) (b)
LG Chem Ltd.	38,756	3,270,043

Commercial Banks (1.8%) (b)
Industrial Bank of Korea	265,700	5,411,845
Korea Exchange Bank	103,590	1,540,878

		6,952,723

Construction & Engineering (3.0%) (b)
Hyundai Development Co.	61,800	4,398,979
Hyundai Heavy Industries	18,383	6,851,867

		11,250,846

Diversified Financial Services (0.7%) (b)
Shinhan Financial Group Ltd.	46,600	2,837,500

Insurance (1.0%) (b)
Samsung Fire & Marine Insurance Co. Ltd.	18,924	3,644,392

Machinery (1.5%) (b)
Hanjin Heavy Industries & Construction Co. Ltd.	80,120	5,683,447

Metals & Mining (2.2%) (b)
Korea Zinc Co. Ltd.	14,387	2,443,227
POSCO ADR	12,638	6,069,601

		8,512,828

Multiline Retail (0.7%)
Lotte Shopping Co. Ltd. GDR	144,286	2,802,034

Semiconductors & Semiconductor Equipment (2.8%)
Samsung Electrical Co. Ltd. (b)	9,809	5,999,030
Samsung Electronics Co. Ltd. GDR	18,912	4,505,784

		10,504,814

		59,066,018

RUSSIAN FEDERATION (9.8%)
Automobiles (0.7%) (b)
JSC Severstal-Avto	85,406	2,882,452

Commercial Bank (2.1%) (b)
Sberbank RF	2,036	7,866,907

Electric Utility (1.0%)
RAO Unified Energy System GDR	27,270	3,688,267

Metals & Mining (1.3%)
Chelyabinsk Zink Plant*	4,200	630,000
Norilsk Nickel ADR	18,850	4,184,700

		4,814,700

Oil, Gas & Consumable Fuels (3.2%)
Gazprom ADR	208,049	8,719,334
Surgutneftegaz ADR	64,660	3,530,436

		12,249,770

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)

Common Stock (continued)
	Shares or
	Principal Amount	Value

RUSSIAN FEDERATION (continued)
Real Estate Investment Trust (REIT) (0.1%)
AFI Development PLC GDR*	36,668	$414,348

Wireless Telecommunication Services (1.4%)
Mobile Telesystems ADR	86,401	5,233,309

		37,149,753

SOUTH AFRICA (6.6%) (b)
Commercial Bank (1.0%) (a)
ABSA Group Ltd.	197,065	3,654,776

Food & Staples Retailing (0.5%)
Massmart Holdings Ltd.	145,300	1,772,591

Health Care Providers & Services (0.9%) (a)
Network Healthcare Holdings Ltd.	1,682,700	3,430,960

Industrial Conglomerate (1.1%)
Barloworld Ltd.	154,507	4,299,263

Metals & Mining (1.1%) (a)
Anglo Platinum Ltd.	25,944	4,266,646

Specialty Retail (0.8%)
Truworths International Ltd.	615,200	3,169,368

Wireless Telecommunication Services (1.2%)
MTN Group Ltd.	325,076	4,424,985

		25,018,589

TAIWAN (10.5%)
Computers & Peripherals (0.9%) (b)
Asustek Computer, Inc.	1,213,000	3,336,503

Construction Materials (1.0%) (b)
Taiwan Cement Corp.	3,223,464	3,735,152

Electronic Equipment & Instruments (2.3%) (b)
Delta Electronics, Inc.	200	788
Hon Hai Precision Industry Co. Ltd.	1,032,400	8,918,742

		8,919,530

Insurance (1.1%) (b)
Shin Kong Financial Holding Co. Ltd.	3,667,287	4,262,405

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Semiconductor Engineering, Inc.* (b)	2,729,000	3,712,375
MediaTek, Inc. (b)	259,000	4,030,272
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	2,924,112	6,263,359
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	195,011	2,170,476

		16,176,482

Textiles, Apparel & Luxury Goods (0.9%) (b)
Formosa Taffeta Co. Ltd.	3,129,000	3,425,602

		39,855,674

THAILAND (1.2%)
Metals & Mining (1.2%)
Banpu Public Co. Ltd.	583,167	4,527,865

TURKEY (1.0%) (a) (b)
Commercial Bank (1.0%)
Turkiye Vakiflar Bankasi	1,465,309	3,740,030

VENEZUELA (0.7%)
Metals & Mining (0.7%)
Ternium SA	94,800	2,871,492

Total Common Stocks (Cost $250,346,620)		355,197,182

Participation Notes (4.7%)
INDIA (4.5%)
Chemicals (1.4%) (b)
Reliance Industries Ltd.* 0.00%, 03/09/09	133,103	5,558,381

Construction & Engineering (0.5%) (a)
Unitech Ltd. 0.00%, 07/08/10	148,259	1,836,929

Diversified Consumer Services (0.6%) (a)
Max India Ltd. 0.00%, 07/12/10	387,454	2,305,351

Wireless Telecommunication Services (2.0%) (b)
Bharti Tele-Ventures Ltd. 0.00%, 01/24/17	373,184	7,661,468

		17,362,129

8

Participation Notes (continued)
	Principal
	Amount	Value

PAKISTAN (0.2%) (b)
Commercial Bank (0.2%)
Muslim Commercial Bank Ltd.* 0.00%, 09/22/09	111,550	$673,762

Total Participation Notes (Cost $14,392,584)		18,035,891

Repurchase Agreements (1.3%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $5,098,559 collateralized by U.S. Government Agency Mortgages with a market value of $5,198,278	$5,096,351	5,096,351

Securities held as Collateral for Securities on Loan (4.5%)
Morgan Stanley Repurchase Agreement,
5.42%, dated 06/29/07, due 07/02/07, repurchase price $16,921,722, collateralized by U.S. Government Agency Mortgages with a market value of $17,252,364	16,914,082	16,914,082

Total Investments (Cost $286,749,637) (c) — 103.9%		395,243,506

Liabilities in excess of other assets — (3.9)%		(14,831,153)

NET ASSETS — 100.0%		$380,412,353

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	Fair Valued Security.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CH	Switzerland

GDR	Global Depository Receipt
See accompanying notes to financial statements.
 9

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Gartmore NVIT
Emerging
Markets Fund

Assets:
Investments, at value (cost $264,739,204)*	$373,233,073
Repurchase agreements, at cost and value	22,010,433

Total Investments	395,243,506

Cash	18,937
Foreign currencies, at value (cost $2,536,725)	2,532,016
Interest and dividends receivable	776,825
Receivable for capital shares issued	681,222
Receivable for investments sold	910,854
Unrealized appreciation on spot contracts	16,929
Reclaims receivable	693
Prepaid expenses	3,322

Total Assets	400,184,304

Liabilities:
Payable for investments purchased	1,790,224
Payable upon return of securities loaned	16,914,082
Payable for capital shares redeemed	46,686
Accrued expenses and other payables:
Investment advisory fees	943,348
Fund administration and transfer agent fees	23,818
Distribution fees	18,617
Administrative servicing fees	13,381
Compliance program costs	3,711
Other	18,084

Total Liabilities	19,771,951

Net Assets	$380,412,353

Represented by:
Capital	$243,007,393
Accumulated net investment income	585,260
Accumulated net realized gains from investment transactions and foreign currency transactions	28,327,038
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	108,492,662

Net Assets	$380,412,353

Net Assets:
Class I Shares	$55,855,820
Class II Shares	9,162,331
Class III Shares	229,912,140
Class VI Shares	85,482,062

Total	$380,412,353

Shares outstanding (unlimited number of shares authorized):
Class I Shares	2,981,748
Class II Shares	492,241
Class III Shares	12,282,016
Class VI Shares	4,568,204

Total	20,324,209

See accompanying notes to financial statements.
10

Statement of Assets and Liabilities (Continued)

Gartmore NVIT
Emerging
Markets Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$18.73
Class II Shares	$18.61
Class III Shares	$18.72
Class VI Shares	$18.71

*	Includes value of securities on loan of $16,207,168.
See accompanying notes to financial statements.
 11

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Gartmore NVIT
Emerging
Markets Fund

INVESTMENT INCOME:
Interest income	$153,898
Dividend income	3,879,442
Income from securities lending	41,009
Foreign tax withholding	(334,505)

Total Income	3,739,844

Expenses:
Investment advisory fees	1,768,564
Fund administration and transfer agent fees	106,066
Distribution fees Class II Shares	10,687
Distribution fees Class VI Shares	91,135
Administrative servicing fees Class I Shares	31,265
Administrative servicing fees Class II Shares	6,117
Administrative servicing fees Class III Shares	133,106
Custodian fees	12,199
Trustee fees	7,285
Compliance program costs (Note 3)	2,168
Other	45,368

Total expenses before earnings credit	2,213,960
Earnings credit (Note 6)	(26)

Net Expenses	2,213,934

Net Investment Income	1,525,910

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	28,643,173
Net realized losses on foreign currency transactions	(60,063)

Net realized gains on investment transactions and foreign currency transactions	28,583,110

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	31,114,191

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	59,697,301

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$61,223,211

See accompanying notes to financial statements.
12

Statements of Changes in Net Assets

	Gartmore NVIT
	Emerging Markets Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,525,910	$2,286,127
Net realized gains on investment transactions and foreign currency transactions	28,583,110	39,886,741
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	31,114,191	38,542,921

Change in net assets resulting from operations	61,223,211	80,715,789

Distributions to shareholders from:
Net investment income:
Class I	(148,864)	(275,675)
Class II	(14,404)	(43,726)
Class III	(594,509)	(1,298,960)
Class VI	(182,873)	(320,989)
Net realized gains:
Class I	(5,931,932)	(439,001)
Class II	(979,635)	(94,779)
Class III	(24,362,174)	(2,057,003)
Class VI	(9,036,777)	(584,008)

Change in net assets from shareholder distributions	(41,251,168)	(5,114,141)

Change in net assets from capital transactions	37,498,081	21,361,870

Change in net assets	57,470,124	96,963,518
Net Assets:
Beginning of period	322,942,229	225,978,711

End of period	$380,412,353	$322,942,229

Accumulated net investment income at end of period	$585,260	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,149,607	$22,214,857
Dividends reinvested	6,080,792	714,675
Cost of shares redeemed (a)	(7,865,749)	(18,646,183)

	6,364,650	4,283,349

Class II Shares
Proceeds from shares issued	2,745	866
Dividends reinvested	994,038	138,505
Cost of shares redeemed (a)	(1,108,442)	(1,954,044)

	(111,659)	(1,814,673)

Class III Shares
Proceeds from shares issued	27,955,227	67,681,656
Dividends reinvested	24,956,668	3,355,956
Cost of shares redeemed (a)	(32,217,355)	(72,974,650)

	20,694,540	(1,937,038)

See accompanying notes to financial statements.
 13

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT
	Emerging Markets Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

Class VI Shares
Proceeds from shares issued	$15,325,034	$38,630,037
Dividends reinvested	9,219,645	904,995
Cost of shares redeemed (a)	(13,994,129)	(18,704,800)

	10,550,550	20,830,232

Change in net assets from capital transactions	$37,498,081	$21,361,870

SHARE TRANSACTIONS:
Class I Shares
Issued	447,844	1,509,696
Reinvested	328,648	53,520
Redeemed	(429,638)	(1,243,463)

	346,854	319,753

Class II Shares
Issued	50	44
Reinvested	54,063	10,466
Redeemed	(60,812)	(136,828)

	(6,699)	(126,318)

Class III Shares
Issued	1,485,643	4,531,283
Reinvested	1,350,219	251,415
Redeemed	(1,832,234)	(5,092,979)

	1,003,628	(310,281)

Class VI Shares
Issued	818,590	2,538,913
Reinvested	498,792	67,913
Redeemed	(783,823)	(1,325,799)

	533,559	1,281,027

Total change in shares	1,877,342	1,164,181

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
14

Financial Highlights
(Selected Data For A Share of Capital Stock Outstanding Throughout the Periods Indicated)
Gartmore NVIT Emerging Markets Fund

		Investment Activities			Distributions
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions

Class I Shares
For the year ended December 31, 2002	$7.08	0.05	(1.14)	(1.09)	(0.01)	–	(0.01)
For the year ended December 31, 2003	$5.99	0.09	3.80	3.89	(0.05)	–	(0.05)
For the year ended December 31, 2004	$9.84	0.13	1.89	2.02	(0.11)	(0.93)	(1.04)
For the year ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	(1.23)
For the year ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	(0.27)
For the six months ended June 30, 2007 (Unaudited)	$17.52	0.09	3.41	3.50	(0.06)	(2.23)	(2.29)
Class II Shares
Period ended December 31, 2002 (e)	$7.71	0.01	(1.73)	(1.72)	(0.01)	–	(0.01)
For the year ended December 31, 2003	$5.99	0.04	3.81	3.85	(0.03)	–	(0.03)
For the year ended December 31, 2004	$9.82	0.11	1.87	1.98	(0.09)	(0.93)	(1.02)
For the year ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	(1.21)
For the year ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	(0.25)
For the six months ended June 30, 2007 (Unaudited)	$17.42	0.06	3.39	3.45	(0.03)	(2.23)	(2.26)

[Additional columns below]

[Continued from above table, first column(s) repeated]

					Ratios/Supplemental Data
									Ratio of Net
								Ratio of	Investment
								Expenses	Income
	Paid-in						Ratio of Net	(Prior to	(Prior to
	capital				Net Assets	Ratio of	Investment	Reimbursements)	Reimbursements)
	from	Net Asset			at End of	Expenses to	Income to	to Average	to Average
	redemption	Value, End	Total		Period	Average Net	Average Net	Net Assets	Net Assets	Portfolio
	fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	(b)(c)	(b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.01	$5.99	(15.23%	)	$10,005	1.43%	0.63%	(g)	(g)	219.84%
For the year ended December 31, 2003	0.01	$9.84	65.26%		$16,993	1.39%	1.17%	(g)	(g)	133.49%
For the year ended December 31, 2004	0.01	$10.83	20.74%		$20,280	1.47%	1.08%	(g)	(g)	151.18%
For the year ended December 31, 2005	–	$13.08	32.64%		$30,292	1.46%	0.89%	(g)	(g)	132.22%
For the year ended December 31, 2006	0.01	$17.52	36.72%		$46,161	1.33%	0.81%	(g)	(g)	114.19%
For the six months ended June 30, 2007 (Unaudited)	–	$18.73	20.14%		$55,856	1.31%	0.97%	1.31%	0.97%	35.32%
Class II Shares
Period ended December 31, 2002 (e)	0.01	$5.99	(22.23%	)	$454	1.71%	0.44%	(g)	(g)	219.84%
For the year ended December 31, 2003	0.01	$9.82	64.66%		$6,360	1.66%	0.35%	(g)	(g)	133.49%
For the year ended December 31, 2004	0.01	$10.79	20.44%		$8,178	1.72%	0.87%	(g)	(g)	151.18%
For the year ended December 31, 2005	–	$13.02	32.33%		$8,141	1.71%	0.61%	(g)	(g)	132.22%
For the year ended December 31, 2006	0.01	$17.42	36.31%		$8,692	1.58%	0.61%	(g)	(g)	114.19%
For the six months ended June 30, 2007 (Unaudited)	–	$18.61	19.99%		$9,162	1.57%	0.70%	1.57%	0.70%	35.32%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)	There were no fee waivers/reimbursements during the period.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
 15

Financial Highlights
(Selected Data For A Share of Capital Stock Outstanding Throughout the Periods Indicated)

		Investment Activities			Distributions
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions

Class III Shares
Period ended December 31, 2002 (f)	$7.90	0.01	(1.91)	(1.90)	(0.02)	–	(0.02)
For the year ended December 31, 2003	$5.99	0.06	3.82	3.88	(0.04)	–	(0.04)
For the year ended December 31, 2004	$9.84	0.12	1.90	2.02	(0.11)	(0.93)	(1.04)
For the year ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	(1.23)
For the year ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	(0.27)
For the six months ended June 30, 2007 (Unaudited)	$17.51	0.09	3.41	3.50	(0.06)	(2.23)	(2.29)
Class VI Shares
Period ended December 31, 2004 (h)	$10.11	0.05	1.62	1.67	(0.10)	(0.86)	(0.96)
For the year ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	(1.23)
For the year ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	(0.26)
For the six months ended June 30, 2007 (Unaudited)	$17.50	0.08	3.41	3.49	(0.05)	(2.23)	(2.28)

[Additional columns below]

[Continued from above table, first column(s) repeated]

					Ratios/Supplemental Data
									Ratio of Net
									Investment
								Ratio of	Income
	Paid-in						Ratio of Net	Expenses	(Prior to
	capital				Net Assets	Ratio of	Investment	(Prior to	Reimbursements)
	from	Net Asset			at End of	Expenses to	Income to	Reimbursements)	to Average
	redemption	Value, End	Total		Period	Average Net	Average Net	to Average	Net Assets	Portfolio
	fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	(b)(c)	Turnover (d)

Class III Shares
Period ended December 31, 2002 (f)	0.01	$5.99	(23.99%	)	$11,435	1.39%	0.61%	(g)	(g)	219.84%
For the year ended December 31, 2003	0.01	$9.84	65.22%		$46,902	1.42%	0.89%	(g)	(g)	133.49%
For the year ended December 31, 2004	0.01	$10.83	20.76%		$66,844	1.48%	1.08%	(g)	(g)	151.18%
For the year ended December 31, 2005	–	$13.08	32.65%		$151,546	1.45%	0.75%	(g)	(g)	132.22%
For the year ended December 31, 2006	0.01	$17.51	36.64%		$197,467	1.33%	0.87%	(g)	(g)	114.19%
For the six months ended June 30, 2007 (Unaudited)	–	$18.72	20.15%		$229,912	1.31%	0.96%	1.31%	0.96%	35.32%
Class VI Shares
Period ended December 31, 2004 (h)	0.01	$10.83	16.70%		$8,862	1.68%	0.97%	(g)	(g)	151.18%
For the year ended December 31, 2005	–	$13.07	32.49%		$36,000	1.55%	0.59%	(g)	(g)	132.22%
For the year ended December 31, 2006	0.01	17.50	36.56%		$70,623	1.43%	0.69%	(g)	(g)	114.19%
For the six months ended June 30, 2007 (Unaudited)	–	$18.71	20.10%		$85,482	1.43%	0.83%	1.43%	0.83%	35.32%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)	There were no fee waivers/reimbursements during the period.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
16

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Emerging Markets Fund (the “Fund”), (formerly, “Gartmore GVIT Emerging Markets Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
18

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Participation Notes

Participation notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to the local Indian market as custody and settlement costs are high. These securities are priced at parity, which is the value of the underlying security and adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of a participation note by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, participation notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, participation notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of a participation note defaulted under the terms of the note.
 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$16,207,168	$16,914,082

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.
20

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$287,104,851	$110,439,785	$(2,301,130)	$108,138,655

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Global Asset Management Trust (“GGAMT”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.
Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Base Management Fee	Fees

Up to $500 million	1.05%

Next $1.5 billion	1.00%

Next $2 billion or more	0.95%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $903,171 for the six months ended June 30, 2007.
The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI Emerging Markets Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.
The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.
 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.
Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.
NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% for all classes until at least May 1, 2008.
NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
For the six months ended June 30, 2007, there were no cumulative potential reimbursements for all share classes of the Fund.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee
22

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.
For the six months ended June 30, 2007, NFS received $192,783 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,168.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $61,534.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $115,302,438 and sales of $116,944,894.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
24

9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
 25

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

26

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
 27

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

28

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
 29

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
30

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
 31

Supplemental Information (Unaudited) (Continued)
the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

32

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 33

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

34

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
 35

Gartmore NVIT International Growth Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IGR (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

Gartmore NVIT International Growth Fund
Shareholder
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

				Ending
			Beginning	Account
			Account Value,	Value,	Expenses Paid	Annualized
Gartmore NVIT International Growth Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,144.90	$6.75	1.27%
	Hypothetical	[1]	$1,000.00	$1,018.50	$6.38	1.27%
Class III	Actual		$1,000.00	$1,145.00	$6.54	1.23%
	Hypothetical	[1]	$1,000.00	$1,018.70	$6.18	1.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

Gartmore NVIT International Growth Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	99.1%
Repurchase Agreements	1.1%
Liabilities in excess of other assets	-0.2%

100.0%

Top Holdings*

Total SA	2.5%
Komatsu Ltd.	2.2%
Royal Dutch Shell PLC	2.2%
Computershare Ltd.	2.1%
Nintendo Co. Ltd.	2.0%
MAN AG	2.0%
BG Group PLC	2.0%
Mittal Steel Co. NV	2.0%
Compagnie Generale des Etablissements Michelin	2.0%
New World Development Co. Ltd.	1.9%
Other	79.1%

100.0%

Top Industries

Metals & Mining	11.6%
Oil, Gas & Consumable Fuels	10.3%
Automobiles	7.7%
Machinery	5.9%
Real Estate Management & Development	5.3%
Insurance	5.1%
Commercial Banks	4.9%
Auto Components	3.3%
Tobacco	3.2%
Capital Markets	3.2%
Other	39.5%

100.0%

Top Countries

United Kingdom	23.4%
Japan	12.4%
Germany	11.1%
Switzerland	10.5%
France	8.3%
Australia	4.0%
Netherlands	3.7%
Sweden	3.5%
Italy	3.5%
United States	3.4%
Other	16.2%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
Gartmore NVIT International Growth Fund

Common Stock (99.1%)
	Shares or
	Principal Amount	Value

AUSTRALIA (4.0%) (a)
Biotechnology (1.9%)
CSL Ltd.	29,680	$2,208,783

IT Services (2.1%)
Computershare Ltd.	249,200	2,377,240

		4,586,023

AUSTRIA (1.5%) (a)
Oil, Gas & Consumable Fuels (1.5%)
OMV AG	26,000	1,734,153

BRAZIL (1.8%)
Metals & Mining (1.8%)
Cia Vale Do Rio Sponsored ADR	55,490	2,091,973

CANADA (1.4%)
Metals & Mining (1.4%)
Hudbay Minerals, Inc.	76,800	1,605,228

CAYMAN ISLANDS (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Global Santa Fe Corp.	16,700	1,206,575

FINLAND (1.8%) (a)
Communications Equipment (1.8%)
Nokia OYJ	74,600	2,094,935

FRANCE (8.3%)
Auto Components (2.0%) (a)
Compagnie Generale des Etablissements Michelin	16,300	2,277,582

Chemicals (1.0%)
Rhodia SA (Euronext)*	26,676	1,212,981

Electrical Equipment (1.4%) (a)
Alstom RGPT	9,410	1,568,973

Oil, Gas & Consumable Fuels (2.5%) (a)
Total SA	35,800	2,902,286

Textiles, Apparel & Luxury Goods (1.4%) (a)
LVMH Moet Hennessy Louis Vuitton SA	14,293	1,644,443

		9,606,265

GERMANY (11.1%) (a)
Auto Components (1.3%)
Continental AG	11,000	1,545,763

Automobiles (3.4%)
Daimler Chrysler AG	19,400	1,785,643
Volkswagen AG	13,570	2,157,830

		3,943,473

Food & Staples Retailing (1.4%)
Metro AG	19,700	1,628,058

Insurance (1.5%)
Allianz AG	7,500	1,748,791

Machinery (2.0%)
MAN AG	16,200	2,312,456

Pharmaceutical (1.5%)
Merck KGAA	12,165	1,664,233

		12,842,774

HONG KONG (1.9%) (a)
Real Estate Management & Development (1.9%)
New World Development Co. Ltd.	899,000	2,249,900

ITALY (3.5%) (a)
Automobiles (1.9%)
Fiat SpA	73,300	2,176,986

Commercial Bank (1.6%)
UniCredito Italiano SPA	204,950	1,830,334

		4,007,320

JAPAN (12.4%) (a)
Automobiles (2.4%)
Suzuki Motor Corp.	50,000	1,420,074
Toyota Motor Corp.	22,300	1,406,552

		2,826,626

Machinery (2.2%)
Komatsu Ltd.	88,000	2,550,823

Office Electronics (1.5%)
Canon, Inc.	29,700	1,741,910

Real Estate Management & Development (1.7%)
Mitsui Fudosan Co. Ltd.	69,000	1,934,190

Road & Rail (1.1%)
East Japan Railway Co.	157	1,209,866

Software (2.0%)
Nintendo Co. Ltd.	6,400	2,335,282

Tobacco (1.5%)
Japan Tobacco, Inc.	360	1,774,745

		14,373,442

6

Common Stock (continued)
	Shares or
	Principal Amount	Value

MALAYSIA (1.0%) (a)
Hotels, Restaurants & Leisure (1.0%)
Genting Berhard	496,500	$1,188,977

MEXICO (1.5%)
Commercial Bank (1.5%)
Grupo Financiero Banorte SA de CV	391,000	1,790,862

NETHERLANDS (3.7%) (a)
Household Durables (1.7%)
Koninklijke Philips Electronics NV	46,600	1,974,552

Metals & Mining (2.0%)
Mittal Steel Co. NV	36,800	2,298,011

		4,272,563

REPUBLIC OF KOREA (1.3%)
Metals & Mining (1.3%)
Posco ADR	13,000	1,560,000

RUSSIAN FEDERATION (0.5%)
Pharmaceutical (0.5%)
Pharmstandard GDR*	31,800	533,604

SINGAPORE (2.7%) (a)
Airline (1.0%)
Singapore Airlines Ltd.	93,000	1,143,142

Real Estate Management & Development (1.7%)
City Developments Ltd.	180,000	2,035,284

		3,178,426

SWEDEN (3.5%) (a)
Commercial Bank (1.8%)
Skandinaviska Enskilda Banken AB	63,600	2,048,366

Machinery (1.7%)
Atlas Copco AB, B Shares	121,800	2,029,385

		4,077,751

SWITZERLAND (10.5%) (a)
Capital Markets (3.2%)
Credit Suisse Group	27,110	1,925,041
Julius Baer Holding Ltd.	24,600	1,760,556

		3,685,597

Commercial Services & Supplies (1.0%)
Adecco SA	14,900	1,152,979

Construction Materials (1.2%)
Holcim Ltd.	13,400	1,447,523

Electrical Equipment (1.7%)
ABB Ltd.	85,400	1,926,053

Food Products (1.5%)
Nestle SA	4,600	1,748,308

Insurance (1.9%)
Zurich Financial Services AG	7,100	2,195,365

		12,155,825

UNITED KINGDOM (23.4%) (a)
Aerospace & Defense (1.2%)
Rolls-Royce Group PLC	129,970	1,399,312

Airline (1.5%)
British Airways PLC*	210,330	1,758,996

Chemicals (1.6%)
Imperial Chemical Industries PLC	149,200	1,855,781

Independent Power Producers & Energy Traders (1.6%)
International Power PLC	218,200	1,875,391

Insurance (1.7%)
Prudential PLC	135,900	1,934,247

Metals & Mining (5.1%)
Anglo American PLC	30,800	1,808,142
BHP Billiton PLC	67,700	1,880,439
Xstrata PLC	37,200	2,214,404

		5,902,985

Multiline Retail (2.2%)
Marks & Spencer Group PLC	91,500	1,149,044
Whitbread PLC	38,900	1,375,619

		2,524,663

Oil, Gas & Consumable Fuels (4.2%)
BG Group PLC	140,700	2,306,203
Royal Dutch Shell PLC, A Shares	62,100	2,527,089

		4,833,292

Tobacco (1.7%)
Imperial Tobacco Group PLC	42,500	1,959,307

Trading Companies & Distributors (0.9%)
SIG PLC	41,400	1,099,076

Water Utility (1.7%)
Pennon Group PLC	162,317	1,995,417

		27,138,467

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)
Gartmore NVIT International Growth Fund (Continued)

Common Stock (continued)
	Principal
	Amount	Value

UNITED STATES (2.3%)
Energy Equipment & Services (1.2%)
Diamond Offshore Drilling, Inc.	13,650	$1,386,294

Oil, Gas & Consumable Fuels (1.1%)
Sunoco, Inc.	16,400	1,306,752

		2,693,046
Total Common Stocks (Cost $95,570,916)		114,988,109

Repurchase Agreements (1.1%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $1,302,139, collateralized by U.S. Government Agency Mortgages with a market value of $1,327,607	$1,301,575	$1,301,575

Total Investments (Cost $96,872,491) (b) — 100.2%		116,289,684

Liabilities in excess of other assets — (0.2)%		(245,465)

NET ASSETS — 100.0%		$116,044,219

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

GDR	Global Depository Receipt
At June 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
British Sterling Pound	07/03/07	(1,448,006)	$(2,898,921)	$(2,907,351)	$(8,430)
Japanese Yen	07/03/07	(13,432,127)	(109,325)	(109,151)	174

Total Short Contracts			$(3,008,246)	$(3,016,502)	$(8,256)

Long Contracts:
Swiss Franc	07/03/07	1,410,225	1,145,221	1,155,056	9,835
Euro	05/08/08	1,602,322	2,170,666	2,184,857	14,191
Euro	07/02/07	430,179	579,322	582,165	2,843
Euro	07/03/07	36,939	49,743	49,994	251
British Sterling Pound	07/03/07	38,059	76,196	76,415	219
British Sterling Pound	07/02/07	65,655	131,455	131,830	375
Swedish Krone	07/03/07	4,159,319	606,168	608,448	2,280

Total Long Contracts			$4,758,771	$4,788,765	$29,994

See accompanying notes to financial statements.
8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Gartmore NVIT
International
Growth Fund

Assets:
Investments, at value (cost $95,570,916)	$114,988,109
Repurchase agreements, at cost and value	1,301,575

Total Investments	116,289,684

Foreign currencies, at value (cost $50,506)	50,506
Interest and dividends receivable	115,875
Receivable for capital shares issued	30,154
Receivable for investments sold	4,516,539
Unrealized appreciation on forward foreign currency contracts	30,168
Reclaims receivable	66,940
Prepaid expenses	1,575

Total Assets	121,101,441

Liabilities:
Payable to custodian	49,711
Payable for investments purchased	4,705,118
Unrealized depreciation on forward foreign currency contracts	8,430
Payable for capital shares redeemed	8,031
Accrued expenses and other payables:
Investment advisory fees	256,964
Fund administration and transfer agent fees	8,707
Administrative servicing fees	1,989
Compliance program costs	1,129
Other	17,143

Total Liabilities	5,057,222

Net Assets	$116,044,219

Represented by:
Capital	$87,079,805
Accumulated net investment loss	(14,089)
Accumulated net realized gains from investment transactions and foreign currency transactions	9,539,018
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	19,439,485

Net Assets	$116,044,219

Net Assets:
Class I Shares	$18,644,951
Class III Shares	97,399,268

Total	$116,044,219

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,472,863
Class III Shares	7,687,845

Total	9,160,708

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$12.66
Class III Shares	$12.67
See accompanying notes to financial statements.
 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Gartmore NVIT
International
Growth Fund

INVESTMENT INCOME:
Interest income	$18,377
Dividend income	1,168,827
Foreign tax withholding	(108,723)

Total Income	1,078,481

Expenses:
Investment advisory fees	486,013
Fund administration and transfer agent fees	39,127
Administrative servicing fees Class I Shares	12,832
Administrative servicing fees Class III Shares	50,789
Custodian fees	12,120
Trustee fees	2,209
Compliance program costs (Note 3)	663
Other	23,814

Total expenses before earnings credit	627,567
Earnings credit (Note 6)	(69)

Net Expenses	627,498

Net Investment Income	450,983

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	9,662,726
Net realized losses on foreign currency transactions	(2,091)

Net realized gains on investment transactions and foreign currency transactions	9,660,635

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,288,968

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	12,949,603

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,400,586

See accompanying notes to financial statements.
10

Statements of Changes in Net Assets

	Gartmore NVIT
	International Growth Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

From Investment Activities:
Operations:
Net investment income	$450,983	$394,337
Net realized gains on investment transactions and foreign currency transactions	9,660,635	9,444,282
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,288,968	9,362,360

Change in net assets resulting from operations	13,400,586	19,200,979

Distributions to shareholders from:
Net investment income:
Class I	(72,351)	(95,995)
Class III	(392,721)	(663,102)
Net realized gains:
Class I	(1,473,604)	(20,316)
Class III	(7,597,748)	(139,839)

Change in net assets from shareholder distributions	(9,536,424)	(919,252)

Change in net assets from capital transactions	21,083,168	28,866,534

Change in net assets	24,947,330	47,148,261
Net Assets:
Beginning of period	91,096,889	43,948,628

End of period	$116,044,219	$91,096,889

Accumulated net investment loss at end of period	$(14,089)	$(1,252)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,250,242	$10,963,811
Dividends reinvested	1,545,953	116,310
Cost of shares redeemed (a)	(6,743,994)	(4,525,152)

	2,052,201	6,554,969

Class III Shares
Proceeds from shares issued	17,460,877	39,604,056
Dividends reinvested	7,990,455	802,936
Cost of shares redeemed (a)	(6,420,365)	(18,095,427)

	19,030,967	22,311,565

Change in net assets from capital transactions	$21,083,168	$28,866,534

See accompanying notes to financial statements.
 11

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT
	International Growth Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

SHARE TRANSACTIONS:
Class I Shares
Issued	558,645	1,077,817
Reinvested	123,086	11,875
Redeemed	(541,128)	(441,805)

	140,603	647,887

Class III Shares
Issued	1,344,843	3,849,101
Reinvested	635,677	81,924
Redeemed	(501,809)	(1,806,122)

	1,478,711	2,124,903

Total change in shares	1,619,314	2,772,790

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)
Gartmore NVIT International Growth Fund

		Investment Activities			Distributions
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net	Net
	Beginning	Income	(Losses) on	Investment	Investment	realized	Total
	of Period	(Loss)	Investments	Activities	Income	gains	Distributions

Class I Shares
For the year ended December 31, 2002	$6.14	0.01	(1.50)	(1.49)	–	–	–
For the year ended December 31, 2003	$4.66	0.07	1.59	1.66	–	–	–
For the year ended December 31, 2004	$6.32	0.07	0.83	0.90	(0.06)	–	(0.06)
For the year ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	(0.10)
For the year ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$12.07	0.05	1.69	1.74	(0.05)	(1.10)	(1.15)
Class III Shares
Period ended December 31, 2002 (e)	$5.95	(0.01)	(1.28)	(1.29)	–	–	–
For the year ended December 31, 2003	$4.67	0.02	1.63	1.65	–	–	–
For the year ended December 31, 2004	$6.32	0.05	0.86	0.91	(0.06)	–	(0.06)
For the year ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	(0.10)
For the year ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$12.08	0.06	1.69	1.75	(0.06)	(1.10)	(1.16)

[Additional columns below]

[Continued from above table, first column(s) repeated]

					Ratios/Supplemental Data
									Ratio of Net
							Ratio of	Ratio of	Investment
	Paid-in						Net	Expenses	Income
	capital				Net Assets	Ratio of	Investment	(Prior to	(Prior to
	from	Net Asset			at End of	Expenses to	Income to	Reimbursements)	Reimbursements)
	redemption	End Value,	Total		Period	Average Net	Average Net	to Average	to Average	Portfolio
	fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
For the year ended December 31, 2002	0.01	$4.66	(24.10%	)	$6,859	1.29%	0.53%	1.33%	0.49%	257.38%
For the year ended December 31, 2003	–	$6.32	35.62%		$3,678	1.25%	0.83%	(f)	(f)	331.02%
For the year ended December 31, 2004	–	$7.16	14.19%		$3,647	1.33%	0.98%	(f)	(f)	262.03%
For the year ended December 31, 2005	–	$9.21	30.21%		$6,302	1.34%	0.94%	(f)	(f)	215.52%
For the year ended December 31, 2006	–	$12.07	32.96%		$16,082	1.24%	0.41%	(f)	(f)	169.26%
For the six months ended June 30, 2007 (Unaudited)	–	$12.66	14.49%		$18,645	1.27%	0.79%	1.27%	0.79%	98.66%
Class III Shares
Period ended December 31, 2002 (e)	0.01	$4.67	(21.51%	)	$2,232	1.32%	0.08%	(f)	(f)	257.38%
For the year ended December 31, 2003	–	$6.32	35.33%		$6,912	1.33%	0.24%	(f)	(f)	331.02%
For the year ended December 31, 2004	–	$7.17	14.35%		$12,023	1.35%	0.98%	(f)	(f)	262.03%
For the year ended December 31, 2005	–	$9.22	30.17%		$37,647	1.33%	0.54%	(f)	(f)	215.52%
For the year ended December 31, 2006	–	$12.08	32.95%		$75,015	1.22%	0.59%	(f)	(f)	169.26%
For the six months ended June 30, 2007 (Unaudited)	–	$12.67	14.50%		$97,399	1.23%	0.91%	1.23%	0.91%	98.66%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)	There were no fee reductions during the period.

See accompanying notes to financial statements.
 13

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT International Growth Fund (the “Fund”), (formerly, “Gartmore GVIT International Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
14

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.
16

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2007.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$97,208,563	$19,403,516	$(322,395)	$19,081,121

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares
 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Global Asset Management Trust (“GGAMT”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Base Management Fee	Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion or more	0.80%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $258,434 for the six months ended June 30, 2007.
The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI All Country World ex U.S. Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.
The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.
The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The first performance adjusted advisory fee will be paid quarterly.
18

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.
NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% for all classes until at least May 1, 2008.
NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
For the six months ended June 30, 2007, there were no cumulative potential reimbursements for all share classes of the Fund.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a
 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.
For the six months ended June 30, 2007, NFS received $75,966 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $663.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $6,583.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $111,577,754 and sales of $100,546,311.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
20

addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
 21

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
 23

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
 25

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
 27

Supplemental Information (Unaudited) (Continued)
the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
 31

Nationwide NVIT Global Health Sciences Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GHS (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

Nationwide NVIT Global Health Sciences Fund
Shareholder
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value,	Account Value	Expenses Paid	Annualized
Nationwide NVIT Global Health Sciences Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,071.20	$5.85	1.14%
	Hypothetical	[1]	$1,000.00	$1,019.15	$5.72	1.14%
Class II	Actual		$1,000.00	$1,070.90	$7.24	1.41%
	Hypothetical	[1]	$1,000.00	$1,017.81	$7.08	1.41%
Class III	Actual		$1,000.00	$1,072.00	$5.96	1.16%
	Hypothetical	[1]	$1,000.00	$1,019.05	$5.82	1.16%
Class VI	Actual		$1,000.00	$1,070.40	$7.24	1.41%
	Hypothetical	[1]	$1,000.00	$1,017.81	$7.08	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

Nationwide NVIT Global Health Sciences Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	100.1%
Repurchase Agreements	0.2%
Other Investments*	8.9%
Liabilities in excess of other assets**	-9.2%

100.0%

Top Holdings***

Merck & Co., Inc.	6.3%
Pfizer, Inc.	5.9%
Johnson & Johnson	5.6%
Wyeth	4.6%
Gilead Sciences, Inc.	4.3%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.8%
Baxter International, Inc.	3.8%
Amgen, Inc.	3.5%
Schering-Plough Corp.	3.2%
Other	54.9%

100.0%

Top Industries

Pharmaceuticals	38.7%
Biotechnology	19.1%
Health Care Providers & Services	17.0%
Health Care Equipment & Supplies	16.8%
Life Sciences Tools & Services	5.3%
Food & Staples Retailing	1.3%
Chemicals	0.7%
Commercial Services & Supplies	0.7%
Health Care Technology	0.5%
Other	-0.1%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
Nationwide NVIT Global Health Sciences Fund

Common Stock (100.1%)
	Shares or
	Principal Amount	Value

Biotechnology (19.1%)
Amgen, Inc.*	37,900	$2,095,491
Applera Corp.	17,700	540,558
Array BioPharma, Inc.* (a)	19,390	226,281
Biogen, Inc.*	16,450	880,075
Celgene Corp.*	17,340	994,102
Cephalon, Inc.*	3,120	250,817
Genentech, Inc.*	17,540	1,327,077
Genzyme Corp.*	21,750	1,400,700
Gilead Sciences, Inc.*	66,816	2,590,456
PerkinElmer, Inc.	23,840	621,270
Pharmion Corp.*	18,760	543,102

		11,469,929

Chemicals (0.7%)
Sigma-Aldrich Corp.	10,200	435,234

Commercial Services & Supplies (0.7%)
Stericycle, Inc.*	9,070	403,252

Food & Staples Retailing (1.3%)
CVS/ Caremark Corp.	20,638	752,255

Health Care Equipment & Supplies (16.8%)
Advanced Medical Optics, Inc.*	8,000	279,040
Alcon, Inc. — CH	2,300	310,293
Bard (C.R.), Inc.	2,958	244,420
Baxter International, Inc.	40,500	2,281,770
Becton, Dickinson & Co.	3,280	244,360
Boston Scientific Corp.*	23,020	353,127
Cerus Corp.* (a)	25,120	169,811
Cytyc Corp.*	6,600	284,526
Dentsply International, Inc.	8,620	329,801
Gen-Probe, Inc.* (a)	6,670	403,001
Hologic, Inc.*	7,440	411,506
Hospira, Inc.*	11,880	463,795
IDEXX Laboratories, Inc.*	3,500	331,205
Insulet Corp.*	4,300	61,060
Intuitive Surgical, Inc.*	1,440	199,829
Inverness Medical Innovations, Inc.* (a)	11,240	573,465
Matria Healthcare, Inc.* (a)	3,970	120,212
Medtronic, Inc.	33,340	1,729,012
St. Jude Medical, Inc.*	7,200	298,728
Steris Corp. (a)	9,630	294,678
Tomotherapy, Inc.*	5,700	124,944
Xtent, Inc.* (a)	19,870	198,700
Zimmer Holdings, Inc.*	4,250	360,783

		10,068,066

Health Care Providers & Services (17.0%)
Aetna, Inc.	22,580	1,115,452
Amedisys, Inc.*	6,630	240,868
Cardinal Health, Inc.	12,816	905,322
Coventry Health Care, Inc.*	6,740	388,561
Manor Care, Inc.	13,840	903,614
McKesson Corp.	8,730	520,657
Medco Health Solutions, Inc.*	8,500	662,915
Psychiatric Solutions, Inc.*	11,720	424,967
Quest Diagnostics, Inc.	8,220	424,563
Skilled Healthcare Group, Inc.* (a)	6,010	93,215
Sun Healthcare Group, Inc.*	21,667	313,955
UnitedHealth Group, Inc.	44,800	2,291,072
WellPoint, Inc.*	23,990	1,915,122

		10,200,283

Health Care Technology (0.5%) (a)
TriZetto Group, Inc. (The)*	16,330	316,149

Life Sciences Tools & Services (5.3%)
Bruker Bioscience Corp.* (a)	34,200	308,142
Charles River Laboratories International, Inc.*	5,160	266,359
Covance, Inc.*	11,649	798,655
Illumina, Inc.* (a)	5,550	225,275
Pharmaceutical Product Development, Inc.	16,540	632,986
Thermo Fisher Scientific, Inc.*	18,510	957,337

		3,188,754

Pharmaceuticals (38.7%)
Abbott Laboratories	27,300	1,461,915
Allergan, Inc.	15,580	898,031
Astellas Pharma, Inc.	8,600	374,123
Barr Pharmaceuticals, Inc.*	5,220	262,201
Bristol-Myers Squibb Co.	77,510	2,446,216
Dyax Corp.* (a)	29,080	121,845
Eli Lilly & Co.	10,720	599,034
Johnson & Johnson	53,998	3,327,357
Merck & Co., Inc.	75,936	3,781,613
Pfizer, Inc.	139,272	3,561,185
Sanofi-Aventis	2,050	165,596
Schering-Plough Corp.	63,498	1,932,879
Shire PLC	13,600	335,670
Shire PLC ADR — GB	2,200	163,086
Teva Pharmaceutical Industries Ltd. ADR — IL	18,990	783,337
6

Common Stock (continued)
	Principal
	Amount	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International (a)	14,300	$238,667
Wyeth	48,395	2,774,969

		23,227,724

Total Common Stocks (Cost $56,253,163)		60,061,646

Repurchase Agreements (0.2%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $128,822, collateralized by U.S. Government Agency Mortgages with a market value of $131,341	$128,766	128,766

Securities Held As Collateral for Securities on Loan (8.9%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $5,335,309, collateralized by U.S. Government Agency Mortgages with a market value of $5,439,558	5,332,900	5,332,900

Total Investments (Cost $61,714,829) (b) — 109.2%		65,523,312

Liabilities in excess of other assets — (9.2)%		(5,493,942)

NET ASSETS — 100.0%		$60,029,370

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CH	Switzerland

GB	United Kingdom

IL	Israel
See accompanying notes to financial statements.
 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide
NVIT Global
Health Sciences Fund

Assets:
Investments, at value (cost $56,253,163)*	$60,061,646
Repurchase agreements, at cost and value	5,461,666

Total Investments	65,523,312

Foreign currencies, at value (cost $230)	230
Interest and dividends receivable	40,252
Receivable for capital shares issued	4,693
Receivable for investments sold	556,809
Prepaid expenses	623

Total Assets	66,125,919

Liabilities:
Payable for investments purchased	535,386
Payable upon return of securities loaned	5,332,900
Payable for capital shares redeemed	66,086
Accrued expenses and other payables:
Investment advisory fees	136,768
Fund administration and transfer agent fees	2,876
Distribution fees	3,349
Administrative servicing fees	5,450
Compliance program costs	801
Other	12,933

Total Liabilities	6,096,549

Net Assets	$60,029,370

Represented by:
Capital	$53,558,558
Accumulated net investment income	49,869
Accumulated net realized gains from investment transactions and foreign currency transactions	2,612,460
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,808,483

Net Assets	$60,029,370

Net Assets:
Class I Shares	$6,293,237
Class II Shares	2,209,932
Class III Shares	37,475,661
Class VI Shares	14,050,540

Total	$60,029,370

Shares outstanding (unlimited number of shares authorized):
Class I Shares	564,199
Class II Shares	200,260
Class III Shares	3,352,533
Class VI Shares	1,264,335

Total	5,381,327

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$11.15
Class II Shares	$11.04
Class III Shares	$11.18
Class VI Shares	$11.11

*	Includes value of securities on loan of $5,189,242.
See accompanying notes to financial statements.
8

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Global Health
Sciences Fund

INVESTMENT INCOME:
Interest income	$7,875
Dividend income	400,955
Income from securities lending	6,990
Foreign tax withholding	(1,410)

Total Income	414,410

Expenses:
Investment advisory fees	253,547
Fund administration and transfer agent fees	19,161
Distribution fees Class II Shares	2,794
Distribution fees Class VI Shares	16,288
Administrative servicing fees Class I Shares	4,470
Administrative servicing fees Class II Shares	1,598
Administrative servicing fees Class III Shares	26,706
Administrative servicing fees Class VI Shares	9,855
Custodian fees	11,753
Trustee fees	1,413
Compliance program costs (Note 3)	400
Other	16,435

Total expenses before earnings credit	364,420
Earnings credit (Note 6)	(46)

Net Expenses	364,374

Net Investment Income	50,036

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	3,001,248
Net realized losses on foreign currency transactions	(12,649)

Net realized gains on investment transactions and foreign currency transactions	2,988,599

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	975,333

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	3,963,932

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,013,968

See accompanying notes to financial statements.
 9

Statements of Changes in Net Assets

	Nationwide NVIT
	Global Health Sciences Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

From Investment Activities:
Operations:
Net investment income	$50,036	$90,702
Net realized gains on investment transactions and foreign currency transactions	2,988,599	1,897,224
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	975,333	(544,398)

Change in net assets resulting from operations	4,013,968	1,443,528

Distributions to shareholders from:
Net realized gains:
Class I	(123,391)	–
Class II	(43,771)	–
Class III	(735,324)	–
Class VI	(276,421)	–

Change in net assets from shareholder distributions	(1,178,907)	–

Change in net assets from capital transactions	(1,831,947)	(8,192,346)

Change in net assets	1,003,114	(6,748,818)
Net Assets:
Beginning of period	59,026,256	65,775,074

End of period	$60,029,370	$59,026,256

Accumulated net investment income (loss) at end of period	$49,869	$(167)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$715,850	$5,163,982
Dividends reinvested	123,390	–
Cost of shares redeemed (a)	(1,513,258)	(6,533,200)

	(674,018)	(1,369,218)

Class II Shares
Proceeds from shares issued	364	815
Dividends reinvested	43,771	–
Cost of shares redeemed (a)	(241,435)	(325,807)

	(197,300)	(324,992)

Class III Shares
Proceeds from shares issued	4,258,150	9,541,825
Dividends reinvested	735,321	–
Cost of shares redeemed (a)	(7,251,184)	(17,700,833)

	(2,257,713)	(8,159,008)

Class VI Shares
Proceeds from shares issued	2,035,871	4,874,986
Dividends reinvested	276,420	–
Cost of shares redeemed (a)	(1,015,207)	(3,214,114)

	1,297,084	1,660,872

Change in net assets from capital transactions	$(1,831,947)	$(8,192,346)

See accompanying notes to financial statements.
10

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT
	Global Health Sciences Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

SHARE TRANSACTIONS:
Class I Shares
Issued	64,599	497,062
Reinvested	11,207	–
Redeemed	(135,691)	(622,036)

	(59,885)	(124,974)

Class II Shares
Reinvested	4,019	–
Redeemed	(22,013)	(31,669)

	(17,994)	(31,669)

Class III Shares
Issued	375,006	902,993
Reinvested	66,666	–
Redeemed	(652,934)	(1,698,205)

	(211,262)	(795,212)

Class VI Shares
Issued	181,927	465,167
Reinvested	25,198	–
Redeemed	(92,816)	(311,088)

	114,309	154,079

Total change in shares	(174,832)	(797,776)

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
 11

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)
Nationwide NVIT Global Health Sciences Fund

		Investment Activities			Distributions
			Net Realized
			and				Paid-in
	Net Asset	Net	Unrealized	Total			Capital
	Value,	Investment	Gains	from	Net		from
	Beginning	Income	(Losses) on	Investment	Realized	Total	Redemption
	of Period	(Loss)	Investments	Activities	Gains	Distributions	Fees

Class I Shares
Period ended December 31, 2002 (e)	$9.51	(0.02)	(1.31)	(1.33)	–	–	0.01
For the year ended December 31, 2003	$8.19	(0.02)	3.01	2.99	(1.23)	(1.23)	0.01
For the year ended December 31, 2004	$9.96	(0.03)	0.80	0.77	(0.05)	(0.05)	0.01
For the year ended December 31, 2005	$10.69	(0.03)	0.92	0.89	(1.24)	(1.24)	–
For the year ended December 31, 2006	$10.34	0.03	0.25	0.28	–	–	–
For the six months ended June 30, 2007 (Unaudited)	$10.62	0.01	0.74	0.75	(0.22)	(0.22)	–
Class II Shares
Period ended December 31, 2003 (g)	$8.72	(0.01)	2.46	2.45	(1.23)	(1.23)	0.01
For the year ended December 31, 2004	$9.95	(0.06)	0.80	0.74	(0.05)	(0.05)	0.01
For the year ended December 31, 2005	$10.65	(0.05)	0.91	0.86	(1.24)	(1.24)	–
For the year ended December 31, 2006	$10.27	(0.01)	0.26	0.25	–	–	–
For the six months ended June 30, 2007 (Unaudited)	$10.52	–	0.74	0.74	(0.22)	(0.22)	–

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data
								Ratio of
							Ratio of	Investment
						Ratio of Net	Expenses	Income (Loss)
						Investment	(Prior to	(Prior to
				Net Assets	Ratio of	Income	Reimbursements)	Reimbursements)
	Net Asset			at End of	Expenses to	(Loss) to	to Average	to Average
	Value, End	Total		Period	Average Net	Average Net	Net Assets	Net Assets		Portfolio
	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	(b)(c)	(b)(c)		Turnover (d)

Class I Shares
Period ended December 31, 2002 (e)	$8.19	(13.88%	)	$370	1.22%	(0.25%)	(f)	(f)		764.93%
For the year ended December 31, 2003	$9.96	36.69%		$4,434	1.24%	(0.36%)	(f)	(f)		542.89%
For the year ended December 31, 2004	$10.69	7.86%		$7,910	1.26%	(0.28%)	(f)	(f)		424.94%
For the year ended December 31, 2005	$10.34	8.44%		$7,747	1.26%	(0.22%)	(f)	(f)		366.90%
For the year ended December 31, 2006	$10.62	2.71%		$6,626	1.19%	0.24%	(f)	(f)		243.33%
For the six months ended June 30, 2007 (Unaudited)	$11.15	7.12%		$6,293	1.14%	0.25%	1.14%	0.25%		63.77%
Class II Shares
Period ended December 31, 2003 (g)	$9.95	28.27%		$2,232	1.49%	(0.59%)	(f)	(f)		542.89%
For the year ended December 31, 2004	$10.65	7.56%		$3,208	1.50%	(0.54%)	(f)	(f)		424.94%
For the year ended December 31, 2005	$10.27	8.19%		$2,567	1.51%	(0.47%)	(f)	(f)		366.90%
For the year ended December 31, 2006	$10.52	2.43%		$2,296	1.44%	(0.05%)		(f)		243.33%
For the six months ended June 30, 2007 (Unaudited)	$11.04	7.09%		$2,210	1.41%	(0.02%)	1.41%	(0.02%	)	63.77%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(f)	There were no fee reductions during the period.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

		Investment Activities			Distributions
			Net Realized
			and				Paid-in
	Net Asset	Net	Unrealized	Total			Capital
	Value,	Investment	Gains	from	Net		from
	Beginning	Income	(Losses) on	Investment	Realized	Total	Redemption
	of Period	(Loss)	Investments	Activities	Gains	Distributions	Fees

Class III Shares
For the year ended December 31, 2002	$10.14	(0.03)	(1.92)	(1.95)	–	–	0.01
For the year ended December 31, 2003	$8.20	(0.03)	3.03	3.00	(1.23)	(1.23)	0.01
For the year ended December 31, 2004	$9.98	(0.03)	0.80	0.77	(0.05)	(0.05)	0.01
For the year ended December 31, 2005	$10.71	(0.02)	0.91	0.89	(1.24)	(1.24)	–
For the year ended December 31, 2006	$10.36	0.02	0.26	0.28	–	–	–
For the six months ended June 30, 2007 (Unaudited)	$10.64	0.01	0.75	0.76	(0.22)	(0.22)	–
Class VI Shares
Period ended December 31, 2004 (h)	$10.70	(0.02)	0.02	–	–	–	0.01
For the year ended December 31, 2005	$10.71	(0.03)	0.90	0.87	(1.24)	(1.24)	–
For the year ended December 31, 2006	$10.34	–	0.25	0.25	–	–	–
For the six months ended June 30, 2007 (Unaudited)	$10.59	–	0.74	0.74	(0.22)	(0.22)	–

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data
								Ratio of
						Ratio of Net	Ratio of	Investment
						Investment	Expenses	Income (Loss)
				Net Assets	Ratio of	Income	(Prior to	(Prior to
	Net Asset			at End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
	Value, End	Total		Period	Average Net	Average Net	to Average	to Average		Portfolio
	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)		Turnover (d)

Class III Shares
For the year ended December 31, 2002	$8.20	(19.13%	)	$11,652	1.23%	(0.37%)	1.24%	(0.38%	)	764.93%
For the year ended December 31, 2003	$9.98	36.77%		$27,026	1.22%	(0.39%)	(f)	(f)		542.89%
For the year ended December 31, 2004	$10.71	7.84%		$39,723	1.26%	(0.29%)	(f)	(f)		424.94%
For the year ended December 31, 2005	$10.36	8.42%		$45,169	1.25%	(0.24%)	(f)	(f)		366.90%
For the year ended December 31, 2006	$10.64	2.70%		$37,921	1.19%	0.19%	(f)	(f)		243.33%
For the six months ended June 30, 2007 (Unaudited)	$11.18	7.20%		$37,476	1.16%	0.23%	1.16%	0.23%		63.77%
Class VI Shares
Period ended December 31, 2004 (h)	$10.71	0.09%		$4,981	1.35%	(0.36%)	(f)	(f)		424.94%
For the year ended December 31, 2005	$10.34	8.23%		$10,292	1.42%	(0.43%)	(f)	(f)		366.90%
For the year ended December 31, 2006	$10.59	2.42%		$12,183	1.43%	(0.04%)	(f)	(f)		243.33%
For the six months ended June 30, 2007 (Unaudited)	$11.11	7.04%		$14,051	1.41%	(0.03%)	1.41%	(0.03%	)	63.77%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(f)	There were no fee reductions during the period.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
 13

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Global Health Sciences Fund (the “Fund”), (formerly, “Gartmore GVIT Global Health Sciences Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
14

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the
16

borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$5,189,242	$5,332,900

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$62,074,200	$4,557,965	$(1,108,853)	$3,449,112

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Base Management Fee	Fees

$0 up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion and more	0.80%

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Goldman Sachs Healthcare Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.
The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.
The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.
Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee
18

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.
For the six months ended June 30, 2007, NFS received $44,746 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA of certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $400.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $9,628.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $38,068,300 and sales of $40,491,688.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a
20

liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
 21

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
 23

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
 25

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
 27

Supplemental Information (Unaudited) (Continued)
the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
 31

Nationwide NVIT Global Technology and Communications Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GTC (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
Nationwide NVIT Global Technology and			Account Value,	Account Value	Expenses Paid	Annualized
Communications Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,135.50	$6.46	1.22%
	Hypothetical	[1]	$1,000.00	$1,018.75	$6.12	1.22%
Class II	Actual		$1,000.00	$1,136.50	$7.79	1.47%
	Hypothetical	[1]	$1,000.00	$1,017.51	$7.38	1.47%
Class III	Actual		$1,000.00	$1,136.90	$6.57	1.24%
	Hypothetical	[1]	$1,000.00	$1,018.65	$6.23	1.24%
Class VI	Actual		$1,000.00	$1,135.80	$6.99	1.32%
	Hypothetical	[1]	$1,000.00	$1,018.25	$6.63	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

Nationwide NVIT Global Technology and Communications Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	94.5%
Repurchase Agreements	1.4%
Other Investments*	16.6%
Liabilities in excess of other assets**	-12.5%

100.0%

Top Holdings***

Cisco Systems, Inc.	4.7%
Google, Inc.	4.3%
Microsoft Corp.	4.0%
Intel Corp.	3.9%
International Business Machines Corp.	3.6%
QUALCOMM, Inc.	2.7%
Oracle Corp.	2.7%
Foundry Networks, Inc.	2.7%
Texas Instruments, Inc.	2.5%
Dell, Inc.	2.0%
Other	66.9%

100.0%

Top Industries

Communications Equipment	22.3%
Software	20.3%
Semiconductors & Semiconductor Equipment	17.7%
Computers & Peripherals	13.0%
Internet Software & Services	10.4%
IT Services	8.5%
Wireless Telecommunication Services	1.0%
Electronic Equipment & Instruments	0.8%
Household Durables	0.5%
Other	5.5%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
Nationwide NVIT Global Technology and Communications Fund

Common Stock (94.5%)
	Shares or
	Principal Amount	Value

Communications Equipment (20.9%)
Alcatel-Lucent ADR - FR	27,750	$388,500
Cisco Systems, Inc.*	78,218	2,178,371
Comverse Technology, Inc.*	33,600	700,560
Corning, Inc.*	30,325	774,804
Foundry Networks, Inc.*	73,503	1,224,560
Harmonic, Inc.* (a)	44,220	392,231
Juniper Networks, Inc.*	17,805	448,152
Motorola, Inc.	24,820	439,314
Nokia Corp. ADR - FI	16,095	452,430
Nortel Networks Corp.* (a)	8,845	212,722
OpNext, Inc.* (a)	25,290	334,840
Powerwave Technologies, Inc.*	67,554	452,612
QUALCOMM, Inc.	29,055	1,260,697
Sonus Networks, Inc.* (a)	37,410	318,733

		9,578,526

Computers & Peripherals (13.0%)
Apple, Inc.*	7,029	857,819
Dell, Inc.*	32,924	939,980
Gateway, Inc.* (a)	271,970	432,432
Hewlett-Packard Co.	12,164	542,758
International Business Machines Corp.	15,565	1,638,216
Network Appliance, Inc.*	17,950	524,140
Seagate Technology	15,661	340,940
Sun Microsystems, Inc.*	132,013	694,389

		5,970,674

Diversified Telecommunication Services (1.4%)
American Tower Corp.*	15,075	633,150

Electronic Equipment & Instruments (0.8%)
Authentec, Inc.*	37,800	391,230

Household Durables (0.5%)
Syntax-Brillian Corp.*	42,630	209,740

Internet Software & Services (10.4%)
Digital River, Inc.*	8,860	400,915
eBay, Inc.*	28,945	931,450
Google, Inc., Class A*	3,765	1,970,526
Opsware, Inc.* (a)	36,320	345,403
Verisign, Inc.*	11,590	367,751
Vocus, Inc.*	21,850	548,653
Yahoo!, Inc.*	7,105	192,759

		4,757,457

IT Services (8.5%)
Accenture Ltd.	17,490	750,146
Business & Decision* (b)	22,575	716,296
Capgemini SA (b)	7,800	570,186
Cognizant Technology Solutions Corp.*	11,530	865,788
Gartner, Inc.*	14,708	361,670
WNS Holdings Ltd. ADR - IN* (a)	12,869	366,252
Wright Express Corp.* (a)	7,820	267,991

		3,898,329

Semiconductors & Semiconductor Equipment (17.7%)
Anadigics, Inc.* (a)	26,670	367,779
Analog Devices, Inc.	13,815	519,997
Brooks Automation, Inc.*	23,892	433,640
Cirrus Logic, Inc.*	40,580	336,814
Eagle Test Systems, Inc.* (a)	18,800	301,928
Intel Corp.	75,856	1,802,339
Marvell Technology Group Ltd. - BM*	32,391	589,840
MEMC Electronic Materials, Inc.*	13,640	833,677
Microchip Technology, Inc.	8,110	300,394
Qimonda AG ADR - DE* (a)	48,811	754,130
RF Micro Devices, Inc.*	47,689	297,579
SiRF Technology Holdings, Inc.* (a)	19,557	405,612
Texas Instruments, Inc.	30,776	1,158,101

		8,101,830

Software (20.3%)
Adobe Systems, Inc.*	14,609	586,551
Amdocs Ltd. - GG*	8,506	338,709
Autodesk, Inc.*	12,161	572,540
Autonomy Corp. PLC* (b)	33,600	481,914
BEA Systems, Inc.*	51,340	702,844
Borland Software Corp.* (a)	55,530	329,848
Business Objects SA Sponsored ADR - FR* (a)	5,686	220,844
Double-Take Software, Inc.* (a)	23,215	380,958
Glu Mobile, Inc.* (a)	39,503	549,092
Informatica Corp.* (a)	15,884	234,607
McAfee, Inc.*	13,725	483,120
Microsoft Corp.	61,750	1,819,772
Nuance Communications, Inc.*	20,720	346,646
Oracle Corp.*	62,325	1,228,426
Parametric Technology Corp.* (a)	16,347	353,259
UbiSoft Entertainment SA* (b)	13,214	697,160

		9,326,290

6

Common Stock (continued)
	Principal
	Amount	Value

Wireless Telecommunication Services (1.0%)
SBA Communications Corp.*	13,864	$465,692

Total Common Stocks (Cost $40,107,127)		43,332,918

Repurchase Agreements (1.4%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07. Repurchase price $637,845, collateralized by U.S. Government Agency Mortgages with a market value of $650,320	$637,568	637,568

Securities Held As Collateral for Securities on Loan (16.6%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, Repurchase price $7,633,073, collateralized by U.S. Government Agency Mortgages with a market value of $7,782,220,	7,629,628	7,629,628

Total Investments (Cost $48,374,323) (c) — 112.5%		51,600,114

Liabilities in excess of other assets — (12.5)%		(5,734,654)

NET ASSETS — 100.0%		$45,865,460

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	Fair Valued Security.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BM	Bermuda

DE	Germany

FI	Finland

FR	France

GG	Guernsey

IN	India
See accompanying notes to financial statements.
 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Global Technology and
Communications Fund

Assets:
Investments, at value (cost $40,107,127)*	$43,332,918
Repurchase agreements, at cost and value	8,267,196

Total Investments	51,600,114

Foreign currencies, at value (cost $1,058,816)	1,040,361
Interest and dividends receivable	7,277
Receivable for capital shares issued	15,890
Receivable for investments sold	2,754,648
Prepaid expenses	558

Total Assets	55,418,848

Liabilities:
Payable to custodian	3,783
Payable for investments purchased	1,793,620
Payable upon return of securities loaned	7,629,627
Payable for capital shares redeemed	1,262
Accrued expenses and other payables:
Investment advisory fees	104,457
Fund administration and transfer agent fees	1,901
Distribution fees	1,902
Administrative servicing fees	5,765
Compliance program costs	627
Other	10,444

Total Liabilities	9,553,388

Net Assets	$45,865,460

Represented by:
Capital	$45,835,326
Accumulated net investment loss	(134,286)
Accumulated net realized losses from investment transactions and foreign currency transactions	(3,042,914)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,207,334

Net Assets	$45,865,460

Net Assets:
Class I Shares	$14,852,005
Class II Shares	1,491,908
Class III Shares	21,604,215
Class VI Shares	7,917,332

Total	$45,865,460

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,057,033
Class II Shares	309,142
Class III Shares	4,410,127
Class VI Shares	1,633,686

Total	9,409,988

See accompanying notes to financial statements.
8

Statement of Assets and Liabilities (Continued)

Nationwide NVIT
Global Technology and
Communications Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$4.86
Class II Shares	$4.83
Class III Shares	$4.90
Class VI Shares	$4.85

*	Includes value of securities on loan of $7,359,644.
See accompanying notes to financial statements.
 9

Statement of Assets and Liabilities (Continued)
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT Global
Technology and
Communications Fund

INVESTMENT INCOME:
Interest income	$32,658
Dividend income	105,396
Income from securities lending	11,439
Foreign tax withholding	(1,118)

Total Income	148,375

Expenses:
Investment advisory fees	209,233
Fund administration and transfer agent fees	15,098
Distribution fees Class II Shares	1,798
Distribution fees Class VI Shares	8,934
Administrative servicing fees Class I Shares	10,545
Administrative servicing fees Class II Shares	1,047
Administrative servicing fees Class III Shares	18,229
Custodian fees	1,294
Trustee fees	1,054
Compliance program costs (Note 3)	361
Other	15,465

Total expenses before earnings credit	283,058
Earnings credit (Note 6)	(397)

Net Expenses	282,661

Net Investment Loss	(134,286)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	4,883,876
Net realized losses on foreign currency transactions	(11,838)

Net realized gains on investment transactions and foreign currency transactions	4,872,038

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	944,748

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	5,816,786

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,682,500

See accompanying notes to financial statements.
10

Statements of Changes in Net Assets

	Nationwide NVIT Global Technology
	and Communications Fund
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2007	2006

	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(134,286)	$(218,887)
Net realized gains on investment transactions and foreign currency transactions	4,872,038	3,339,802
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	944,748	1,150,137

Change in net assets resulting from operations	5,682,500	4,271,052

Change in net assets from capital transactions	(9,165,292)	6,957,378

Change in net assets	(3,482,792)	11,228,430
Net Assets:
Beginning of period	49,348,252	38,119,822

End of period	$45,865,460	$49,348,252

Accumulated net investment income (loss) at end of period	$(134,286)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,095,073	$9,165,165
Cost of shares redeemed(a)	(7,694,517)	(7,978,266)

	(4,599,444)	1,186,899

Class II Shares
Proceeds from shares issued	537	6,473
Cost of shares redeemed(a)	(134,644)	(279,498)

	(134,107)	(273,025)

Class III Shares
Proceeds from shares issued	4,121,259	13,887,206
Cost of shares redeemed(a)	(8,577,579)	(10,758,480)

	(4,456,320)	3,128,726

Class VI Shares
Proceeds from shares issued	2,694,396	5,689,971
Cost of shares redeemed(a)	(2,669,817)	(2,775,193)

	24,579	2,914,778

Change in net assets from capital transactions	$(9,165,292)	$6,957,378

SHARE TRANSACTIONS:
Class I Shares
Issued	696,772	2,211,282
Redeemed	(1,761,634)	(1,989,020)

	(1,064,862)	222,262

Class II Shares
Issued	28	1,340
Redeemed	(30,156)	(72,674)

	(30,128)	(71,334)

See accompanying notes to financial statements.
 11

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Global Technology
	and Communications Fund
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2007	2006

	(Unaudited)
Class III Shares
Issued	903,688	3,453,364
Redeemed	(1,886,990)	(2,694,465)

	(983,302)	758,899

Class VI Shares
Issued	595,103	1,408,404
Redeemed	(605,570)	(690,571)

	(10,467)	717,833

Total change in shares	(2,088,759)	1,627,660

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
 12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)
Nationwide NVIT Global Technology and Communications Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class I Shares
For the year ended December 31, 2002	$4.21	(0.03)	(1.77)	(1.80)
For the year ended December 31, 2003	$2.39	(0.03)	1.35	1.32
For the year ended December 31, 2004	$3.71	(0.02)	0.18	0.16
For the year ended December 31, 2005	$3.87	(0.02)	–	(0.02)
For the year ended December 31, 2006	$3.85	(0.02)	0.45	0.43
For the six months ended June 30, 2007 (Unaudited)	$4.28	(0.01)	0.59	0.58
Class II Shares
Period ended December 31, 2003 (f)	$2.45	(0.01)	1.28	1.27
For the year ended December 31, 2004	$3.72	(0.05)	0.20	0.15
For the year ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)
For the year ended December 31, 2006	$3.84	(0.03)	0.44	0.41
For the six months ended June 30, 2007 (Unaudited)	$4.25	(0.02)	0.60	0.58
Class III Shares
Period ended December 31, 2002 (e)	$3.29	(0.01)	(0.85)	(0.86)
For the year ended December 31, 2003	$2.41	(0.02)	1.35	1.33
For the year ended December 31, 2004	$3.74	(0.04)	0.20	0.16
For the year ended December 31, 2005	$3.90	(0.02)	–	(0.02)
For the year ended December 31, 2006	$3.88	(0.02)	0.45	0.43
For the six months ended June 30, 2007 (Unaudited)	$4.31	(0.01)	0.60	0.59
Class VI Shares
Period ended December 31, 2004 (h)	$3.59	(0.01)	0.29	0.28
For the year ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)
For the year ended December 31, 2006	$3.84	(0.02)	0.45	0.43
For the six months ended June 30, 2007 (Unaudited)	$4.27	(0.01)	0.59	0.58

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions					Ratios/Supplemental Data
						Net Assets	Ratio of
			Net Asset			at End of	Expenses to
	Return of	Total	Value, End	Total		Period	Average Net
	Capital	Distributions	of Period	Return (a)		(000s)	Assets (b)

Class I Shares
For the year ended December 31, 2002	(0.02)	(0.02)	$2.39	(42.78%	)	$7,791	1.34%
For the year ended December 31, 2003	–	–	$3.71	55.23%		$15,960	1.24%
For the year ended December 31, 2004	–	–	$3.87	4.31%		$20,144	1.30%
For the year ended December 31, 2005	–	–	$3.85	(0.52%	)	$15,010	1.28%
For the year ended December 31, 2006	–	–	$4.28	11.17%		$17,631	1.15%
For the six months ended June 30, 2007 (Unaudited)	–	–	$4.86	13.55%		$14,852	1.22%
Class II Shares
Period ended December 31, 2003 (f)	–	–	$3.72	51.84%		$2,128	1.49%
For the year ended December 31, 2004	–	–	$3.87	4.03%		$2,409	1.53%
For the year ended December 31, 2005	–	–	$3.84	(0.78%	)	$1,575	1.53%
For the year ended December 31, 2006	–	–	$4.25	10.68%		$1,443	1.39%
For the six months ended June 30, 2007 (Unaudited)	–	–	$4.83	13.65%		$1,492	1.47%
Class III Shares
Period ended December 31, 2002 (e)	(0.02)	(0.02)	$2.41	(26.14%	)	$5,822	1.37%
For the year ended December 31, 2003	–	–	$3.74	55.19%		$33,398	1.25%
For the year ended December 31, 2004	–	–	$3.90	4.28%		$22,656	1.28%
For the year ended December 31, 2005	–	–	$3.88	(0.51%	)	$17,975	1.29%
For the year ended December 31, 2006	–	–	$4.31	11.08%		$23,256	1.14%
For the six months ended June 30, 2007 (Unaudited)	–	–	$4.90	13.69%		$21,604	1.24%
Class VI Shares
Period ended December 31, 2004 (h)	–	–	$3.87	7.80%		$2,693	1.46%
For the year ended December 31, 2005	–	–	$3.84	(0.78%	)	$3,559	1.39%
For the year ended December 31, 2006	–	–	$4.27	11.20%		$7,018	1.24%
For the six months ended June 30, 2007 (Unaudited)	–	–	$4.85	13.58%		$7,917	1.32%
[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
	Ratio of		Ratio of	Investment
	Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income		Reimbursements)	Reimbursements)
	(Loss) to		to Average	to Average
	Average Net		Net	Net		Portfolio
	Assets (b)		Assets (b)(c)	Assets (b)(c)		Turnover (d)

Class I Shares
For the year ended December 31, 2002	(0.65%	)	1.39%	(0.70%	)	879.28%
For the year ended December 31, 2003	(0.94%	)	(g)	(g)		1,045.37%
For the year ended December 31, 2004	(0.69%	)	(g)	(g)		728.29%
For the year ended December 31, 2005	(0.63%	)	(g)	(g)		571.34%
For the year ended December 31, 2006	(0.55%	)	(g)	(g)		352.39%
For the six months ended June 30, 2007 (Unaudited)	(0.56%	)	1.23%	(0.56%	)	117.24%
Class II Shares
Period ended December 31, 2003 (f)	(1.27%	)	(g)	(g)		1,045.37%
For the year ended December 31, 2004	(0.98%	)	(g)	(g)		728.29%
For the year ended December 31, 2005	(0.89%	)	(g)	(g)		571.34%
For the year ended December 31, 2006	(0.79%	)	(g)	(g)		352.39%
For the six months ended June 30, 2007 (Unaudited)	(0.81%	)	1.47%	(0.81%	)	117.24%
Class III Shares
Period ended December 31, 2002 (e)	(3.49%	)	1.79%	(3.91%	)	879.28%
For the year ended December 31, 2003	(1.00%	)	(g)	(g)		1,045.37%
For the year ended December 31, 2004	(0.73%	)	(g)	(g)		728.29%
For the year ended December 31, 2005	(0.64%	)	(g)	(g)		571.34%
For the year ended December 31, 2006	(0.55%	)	(g)	(g)		352.39%
For the six months ended June 30, 2007 (Unaudited)	(0.59%	)	1.24%	(0.59%	)	117.24%
Class VI Shares
Period ended December 31, 2004 (h)	(0.44%	)	(g)	(g)		728.29%
For the year ended December 31, 2005	(0.73%	)	(g)	(g)		571.34%
For the year ended December 31, 2006	(0.65%	)	(g)	(g)		352.39%
For the six months ended June 30, 2007 (Unaudited)	(0.65%	)	1.33%	(0.65%	)	117.24%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	There were no fee waivers/reimbursements during the period.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
 13

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Global Technology and Communications Fund (the “Fund”), (formerly, “Gartmore GVIT Global Technology and Communications Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
14

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.
16

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$7,359,644	$7,629,627

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.
 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$49,063,704	$3,031,467	$(495,057)	$2,536,410

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Base Management Fee	Fees

$0 up to $500 million	0.88%

$500 million up to $2 billion	0.83%

$2 billion and more	0.78%

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Goldman Sachs Technology Composite Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.
The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.
18

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.
Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.
NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.23% for all classes until at least May 1, 2008.
NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
For the six months ended June 30, 2007, there were no cumulative potential reimbursements for all share classes of the Fund.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee
 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.
For the six months ended June 30, 2007, NFS received $28,367 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $361.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
20

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $12,986.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $51,016,251 and sales of $60,143,401.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a
 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
22

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 23

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 25

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
26

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
 27

Supplemental Information (Unaudited) (Continued)
applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
28

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 31

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
32

NVIT International Value Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

NVIT International Value Fund
Shareholder
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value,	Account Value	Expenses Paid	Annualized
NVIT International Value Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,077.50	$5.20	1.01%
	Hypothetical	[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class II	Actual		$1,000.00	$1,076.60	$6.49	1.26%
	Hypothetical	[1]	$1,000.00	$1,018.55	$6.33	1.26%
Class III	Actual		$1,000.00	$1,077.20	$5.20	1.01%
	Hypothetical	[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class IV	Actual		$1,000.00	$1,077.60	$5.10	0.99%
	Hypothetical	[1]	$1,000.00	$1,019.89	$4.97	0.99%
Class VI	Actual		$1,000.00	$1,075.90	$6.49	1.26%
	Hypothetical	[1]	$1,000.00	$1,018.55	$6.33	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

NVIT International Value Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	95.6%
Repurchase Agreements	3.4%
Rights	0.0%
Other Investments*	16.8%
Liabilities in excess of other assets**	-15.8%

100.0%

Top Holdings***

Unilever PLC	2.4%
BP PLC	2.3%
Novartis AG	2.3%
Sanofi-Aventis	2.2%
HSBC Holdings PLC	2.1%
Royal Bank of Scotland Group PLC	2.0%
Total SA	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
GlaxoSmithKline PLC	1.7%
Deutsche Post AG	1.7%
Other	79.8%

100.0%

Top Industries

Commercial Banks	16.4%
Oil, Gas & Consumable Fuels	8.4%
Pharmaceuticals	7.6%
Insurance	5.9%
Diversified Telecommunication Services	3.9%
Media	3.7%
Food Products	3.6%
Automobiles	3.2%
Household Durables	3.0%
Food & Staples Retailing	2.9%
Other	41.4%

100.0%

Top Countries

United Kingdom	23.2%
Japan	22.9%
Germany	9.4%
France	8.9%
Switzerland	6.6%
Italy	4.8%
United States	3.4%
Australia	3.4%
Republic of Korea	2.4%
Hong Kong	1.9%
Other	13.1%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
NVIT International Value Fund

Common Stock (95.6%)
	Shares or
	Principal Amount	Value

AUSTRALIA (3.4%) (a)
Commercial Bank (0.8%) (b)
National Australia Bank Ltd.	113,096	$3,929,450

Containers & Packaging (0.9%)
AmCor Ltd.	659,895	4,177,736

Diversified Financial Services (0.6%) (b)
SunCorp-Metway Ltd.	156,075	2,665,010

Diversified Telecommunication Services (0.2%)
Telstra Corp. Ltd.	284,730	1,107,516

Hotels, Restaurants & Leisure (0.7%) (b)
Tabcorp Holdings Ltd.	228,575	3,320,347

Insurance (0.2%) (b)
Insurance Australia Group Ltd.	233,409	1,125,594

		16,325,653

BELGIUM (0.9%) (a) (b)
Diversified Financial Services (0.9%)
Fortis NV	98,390	4,173,663

BRAZIL (0.9%)
Oil, Gas & Consumable Fuels (0.4%)
Petroleo Brasileiro SA ADR	15,060	1,826,326

Telephones (0.5%)
Tele Norte Leste Participacoes SA	139,000	2,636,830

		4,463,156

FINLAND (1.6%) (a)
Communications Equipment (0.7%)
Nokia OYJ	116,180	3,262,595

Paper & Forest Products (0.9%)
M-Real OYJ, B Shares	34,600	225,738
UPM-Kymmene OYJ	160,579	3,951,459

		4,177,197

		7,439,792

FRANCE (8.9%)
Automobiles (0.5%) (a) (b)
Peugeot SA	28,280	2,278,010

Commercial Banks (2.1%) (a) (b)
BNP Paribas	30,070	3,571,437
Credit Agricole SA	155,970	6,328,269

		9,899,706

Diversified Telecommunication Services (0.7%) (a)
France Telecom SA	130,480	3,578,213

Household Durables (0.7%)
Thomson	168,610	3,224,201

Media (0.6%) (a) (b)
Lagardere SA	32,560	2,823,579

Oil, Gas & Consumable Fuels (2.1%)
Total SA (a)	107,960	8,752,258
Total SA ADR - FR	15,392	1,246,444

		9,998,702

Pharmaceutical (2.2%) (a) (b)
Sanofi-Aventis	131,220	10,599,762

		42,402,173

GERMANY (9.4%) (a)
Air Freight & Logistics (1.7%)
Deutsche Post AG	245,630	7,950,435
Automobiles (0.7%)
Bayerische Motoren Werke AG	53,710	3,456,292

Diversified Telecommunication Services (1.1%) (b)
Deutsche Telekom AG	293,470	5,404,400

Electric Utility (1.1%)
E. On AG	29,837	4,981,125

Household Products (0.5%) (b)
Henkel KGaA	47,190	2,486,444

Industrial Conglomerate (1.2%)
Siemens AG	38,490	5,511,236

Insurance (1.9%)
Allianz AG	17,140	3,996,570
Hannover Rueckversicherung AG (b)	21,730	1,052,110
Muenchener Rueckversicherungs AG	22,190	4,069,008

		9,117,688

Machinery (0.4%) (b)
Heidelberger Druckmaschinen	41,410	1,997,370

Textiles, Apparel & Luxury Goods (0.8%) (b)
Adidas AG	59,890	3,818,890

		44,723,880

GREECE (0.9%) (a)
Electric Utility (0.9%)
Public Power Corp.	155,760	4,389,312

6

Common Stock (continued)
	Shares or
	Principal Amount	Value

HONG KONG (1.9%) (a)
Commercial Bank (0.6%) (b)
BOC Hong Kong Holdings Ltd.	1,280,400	$3,048,598

Electric Utility (0.1%)
Hong Kong Electric Holdings	74,000	373,295

Electrical Equipment (0.3%) (b)
Johnson Electric Holdings Ltd.	2,419,000	1,343,419

Industrial Conglomerate (0.9%)
Hutchison Whampoa Ltd.	437,600	4,344,242

		9,109,554

IRELAND (0.3%) (a)
Commercial Bank (0.3%)
Bank of Ireland	78,255	1,576,421

ISRAEL (0.6%)
Pharmaceutical (0.6%)
Teva Pharmaceutical Industries Ltd. ADR - IL	72,330	2,983,613

ITALY (4.8%) (a)
Commercial Bank (0.9%)
UniCredito Italiano SPA	494,520	4,416,379

Diversified Telecommunication Services (1.0%)
Telecom Italia SPA	1,685,700	4,614,608

Insurance (0.7%)
Unipol SPA	921,390	3,316,131

Media (0.9%) (b)
Mediaset SPA	430,190	4,443,336

Oil, Gas & Consumable Fuels (1.3%) (b)
Eni SPA	97,980	3,552,117
Saras SPA	411,610	2,623,515

		6,175,632

		22,966,086

JAPAN (22.9%) (a)
Auto Components (0.8%)
NGK Spark Plug Co. Ltd.	37,000	642,774
NOK Corp. (b)	154,400	3,259,243

		3,902,017

Automobiles (1.5%)
Nissan Motor Co. Ltd.	495,700	5,307,559
Toyota Motor Corp.	29,700	1,873,300

		7,180,859

Building Products (0.6%)
JS Group Corp.	133,100	2,698,802

Capital Markets (0.9%) (b)
Nomura Holdings, Inc.	227,800	4,425,181

Chemicals (1.3%)
Kuraray Co. Ltd. (b)	148,700	1,743,264
Sumitomo Chemical Co. Ltd.	246,100	1,651,633
Teijin Ltd.	491,200	2,686,928

		6,081,825

Commercial Banks (4.3%)
77 Bank Ltd. (The) (b)	360,200	2,337,991
Mitsubishi UFJ Financial Group, Inc.	592	6,525,042
Mitsui Trust Holdings, Inc.	181,400	1,578,463
Shinsei Bank Ltd.	499,300	2,018,182
Sumitomo Mitsui Financial Group, Inc.	882	8,223,365

		20,683,043

Consumer Finance (0.8%) (b)
Credit Saison Co. Ltd.	104,900	2,730,621
Shohkoh Fund & Co. Ltd.	6,816	1,142,101

		3,872,722

Food & Staples Retailing (2.9%)
AEON Mall Co. Ltd.	322,900	5,994,318
Lawson, Inc. (b)	32,500	1,124,267
Matsumotokiyoshi Co. Ltd. (b)	92,437	2,029,784
Seven & I Holdings Co. Ltd.	169,500	4,845,812

		13,994,181

Household Durables (1.8%)
Funai Electric Co. Ltd. (b)	9,900	577,067
Sekisui Chemical Co. Ltd.	491,200	3,796,733
Sekisui House Ltd.	315,300	4,203,315

		8,577,115

Household Products (0.1%)
Kao Corp.	13,000	336,629

Machinery (1.7%)
Hino Motors Ltd. (b)	590,400	3,529,997
Kubota Corp.	296,500	2,397,015
THK Co. Ltd.	81,600	2,043,761

		7,970,773

Media (0.9%) (b)
Dentsu, Inc.	1,542	4,371,996

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)
NVIT International Value Fund (Continued)

Common Stock (continued)
	Shares or
	Principal Amount	Value

JAPAN (continued)
Office Electronics (1.2%)
Canon, Inc. (b)	47,908	$2,809,813
Ricoh Co. Ltd.	118,900	2,751,249

		5,561,062

Paper & Forest Products (0.6%)
Nippon Paper Group, Inc.	791	2,634,155

Pharmaceuticals (0.8%)
Astellas Pharma, Inc.	34,000	1,479,091
Takeda Pharmaceutical Co. Ltd.	38,400	2,480,998

		3,960,089

Road & Rail (1.0%)
Central Japan Railway Co.	8	84,415
Nippon Express Co. Ltd.	827,600	4,705,127

		4,789,542

Semiconductors & Semiconductor Equipment (1.2%)
Rohm Co. Ltd.	66,600	5,911,172

Trading Companies & Distributors (0.5%)
Mitsubishi Corp.	98,900	2,591,697

		109,542,860

MALAYSIA (0.5%) (a)
Commercial Bank (0.5%)
Malayan Banking Berhad	746,200	2,595,004

MEXICO (0.4%)
Beverages (0.4%)
Coca-Cola Femsa SA de CV ADR - MX	44,710	1,979,759

NETHERLANDS (1.3%) (a)
Household Durables (0.5%)
Koninklijke Philips Electronics NV	58,530	2,480,055

Insurance (0.8%)
Aegon NV	186,558	3,671,440

		6,151,495

REPUBLIC OF KOREA (2.4%)
Automobiles (0.5%) (a)
Hyundai Motor Co. Ltd.	30,960	2,443,860

Diversified Telecommunication Services (0.9%)
KT Corp. Sponsored ADR - KR	98,810	2,318,083
SK Telecom Co. Ltd. ADR - KR	81,790	2,236,956

		4,555,039

Electric Utility (0.4%)
Korea Electric Power Corp. ADR - KR	81,780	1,790,982

Semiconductors & Semiconductor Equipment (0.6%) (a)
Samsung Electrical Co. Ltd.	4,654	2,846,313

		11,636,194

SINGAPORE (1.1%) (a)
Commercial Banks (1.1%)
DBS Group Holdings Ltd.	334,240	4,981,163
United Overseas Bank Ltd.	8,800	126,534

		5,107,697

SOUTH AFRICA (0.4%) (a)
Commercial Bank (0.4%)
Nedcor Ltd.	109,207	2,036,027

SPAIN (1.1%)
Commercial Bank (0.6%) (a)
Banco Santander Central Hispano SA	169,662	3,118,387

Oil, Gas & Consumable Fuels (0.5%) (b)
Repsol YPF SA	56,020	2,217,510

		5,335,897

SWEDEN (1.0%)
Communications Equipment (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	904,500	3,609,115
Telefonaktiebolaget LM Ericsson ADR - SE	10,790	430,413

		4,039,528

Paper & Forest Products (0.1%) (a)
Svenska Cellusoa AB, B Shares	29,550	494,322

		4,533,850

SWITZERLAND (6.6%) (a)
Capital Markets (1.1%)
UBS AG	89,400	5,347,819

Chemicals (1.6%)
Ciba Specialty Chemicals AG	95,148	6,183,791
Clariant AG	95,210	1,541,536

		7,725,327

Food Products (1.2%)
Nestle SA	14,273	5,424,695

8

Common Stock (continued)
	Shares or
	Principal Amount	Value

SWITZERLAND (continued)
Insurance (0.4%) (b)
Swiss Reinsurance	22,217	$2,026,691

Pharmaceutical (2.3%)
Novartis AG	192,780	10,825,441

		31,349,973

TAIWAN (1.1%)
Computers & Peripherals (0.5%) (a)
Compal Electronics, Inc.	2,415,000	2,606,704

Semiconductors & Semiconductor Equipment (0.6%)
United MicroElectrical Components & Equipment Corp. ADR - TW	786,371	2,689,389

		5,296,093

UNITED KINGDOM (23.2%) (a)
Beverages (0.8%)
SABMiller PLC	149,600	3,787,236

Commercial Banks (4.8%)
HBOS PLC	172,174	3,386,205
HSBC Holdings PLC	548,483	10,041,985
Royal Bank of Scotland Group PLC	765,988	9,691,445

		23,119,635

Commercial Services & Supplies (1.0%)
Rentokil Initial PLC	1,500,610	4,815,860

Containers & Packaging (0.7%)
Rexam PLC	319,615	3,182,875

Electric Power (0.6%)
British Energy PLC	248,645	2,682,083

Food Products (2.4%)
Unilever PLC	346,969	11,202,454

Industrial Conglomerate (0.4%)
Smiths Group PLC	82,600	1,958,722

Insurance (1.9%)
Friends Provident PLC	1,194,402	4,275,061
Old Mutual PLC	1,476,410	4,974,609

		9,249,670

Media (1.3%)
Reed Elsevier PLC	272,900	3,526,588
Trinity Mirror PLC	190,960	2,012,888
WPP Group PLC	32,500	486,037

		6,025,513

Metals & Mining (0.9%)
BHP Billiton PLC	162,240	4,506,388

Multi-Utility (0.5%)
Centrica PLC	289,820	2,251,467

Multiline Retail (0.5%)
Debenhams PLC	988,080	2,561,324

Oil, Gas & Consumable Fuels (4.1%)
BP PLC	927,293	11,156,361
Royal Dutch Shell PLC	46,344	1,886,518
Royal Dutch Shell PLC, A Shares (b)	158,848	6,464,140

		19,507,019

Pharmaceutical (1.7%)
GlaxoSmithKline PLC	307,378	8,006,393

Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	2,341,987	7,846,769

		110,703,408

Total Common Stocks (Cost $409,476,786)		456,821,560

Repurchase Agreements (3.4%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $16,381,470, collateralized by various U.S. Government Agency Mortgages with a market value of $16,701,862	$16,374,375	16,374,375

Rights (0.0%)
ITALY (0.0%)
Unipol SPA Rights	878,490	0

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)
NVIT International Value Fund (Continued)

Common Stock (continued)
Shares or
Principal Amount	Value

UNITED KINGDOM (continued)
Wireless Telecommunication Services (continued)

Securities Held As Collateral for Securities on Loan (16.8%)
	Shares or
	Principal Amount	Value

Morgan Stanley Repurchase Agreement,
5.42%, dated 06/29/07, due 07/02/07, repurchase price $80,370,407, collateralized by U.S. Government Agency Mortgages with a market value of $81,940,805	$80,334,123	$80,334,123

Total Investments (Cost $506,185,284) (c) — 115.8%		553,530,058

Liabilities in excess of other assets — (15.8)%		(75,629,706)

NET ASSETS — 100.0%		$477,900,352

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of June 30, 2007.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

FR	France

IL	Israel

KR	Korea

MX	Mexico

SE	Sweden

TW	Taiwan
At June 30, 2007, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contracts:
Euro	07/03/07	514,467	515,286	(819)

Total Short Contracts		$514,467	$515,286	$(819)

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Long Contracts:
British Pound	07/02/07	378,877	379,995	1,118
Japanese Yen	07/02/07	465,618	465,278	(340)
Japanese Yen	07/03/07	160,765	161,327	562

Total Long Contracts		$1,005,260	$1,006,600	$1,340

See accompanying notes to financial statements.
10

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT Nationwide
Value Fund

Assets:
Investments, at value (cost $409,476,786)*	$456,821,560
Repurchase agreements, at cost and value	96,708,498

Total Investments	553,530,058

Foreign currencies, at value (cost $4,007,477)	4,032,036
Interest and dividends receivable	805,816
Receivable for capital shares issued	497,129
Receivable for investments sold	1,717,027
Unrealized appreciation on forward foreign currency contracts	1,680
Reclaims receivable	188,884
Prepaid expenses	4,616

Total Assets	560,777,246

Liabilities:
Payable to custodian	211,316
Payable for investments purchased	1,734,019
Unrealized depreciation on forward foreign currency contracts	1,159
Payable upon return of securities loaned	80,334,123
Payable for capital shares redeemed	132,787
Accrued expenses and other payables:
Investment advisory fees	291,087
Fund administration and transfer agent fees	32,014
Distribution fees	46,149
Administrative servicing fees	56,275
Compliance program costs	4,907
Other	33,058

Total Liabilities	82,876,894

Net Assets	$477,900,352

Represented by:
Capital	$408,443,395
Accumulated net investment income	2,887,087
Accumulated net realized gains from investment transactions and foreign currency transactions	19,185,209
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	47,384,661

Net Assets	$477,900,352

Net Assets:
Class I Shares	$3,602,606
Class II Shares	2,891,610
Class III Shares	175,782,150
Class IV Shares	66,785,910
Class VI Shares	228,838,076

Total	$477,900,352

See accompanying notes to financial statements.
 11

Statement of Assets and Liabilities (Continued)

NVIT Nationwide
Value Fund

Shares outstanding (unlimited number of shares authorized):
Class I Shares	194,654
Class II Shares	156,931
Class III Shares	9,526,804
Class IV Shares	3,609,071
Class VI Shares	12,440,483

Total	25,927,943

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$18.51
Class II Shares	$18.43
Class III Shares	$18.45
Class IV Shares	$18.51
Class VI Shares	$18.39

*	Includes value of securities on loan of $76,697,581.
See accompanying notes to financial statements.
12

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT International
Value Fund

INVESTMENT INCOME:
Interest income	$410,927
Dividend income	8,556,687
Income from securities lending	240,059

Total Income	9,207,673

Expenses:
Investment advisory fees	1,624,286
Fund administration and transfer agent fees	146,390
Distribution fees Class II Shares	3,643
Distribution fees Class VI Shares	232,050
Administrative servicing fees Class I Shares	2,812
Administrative servicing fees Class II Shares	2,296
Administrative servicing fees Class III Shares	133,724
Administrative servicing fees Class IV Shares	44,289
Administrative servicing fees Class VI Shares	143,736
Custodian fees	8,758
Trustee fees	9,388
Compliance program costs (Note 3)	2,857
Other	51,960

Total expenses before earnings credit	2,406,189
Earnings credit (Note 6)	(118)

Net Expenses	2,406,071

Net Investment Income	6,801,602

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	25,100,224
Net realized gains on foreign currency transactions	176,777

Net realized gains on investment transactions and foreign currency transactions	25,277,001

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	346,460

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	25,623,461

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$32,425,063

See accompanying notes to financial statements.
 13

Statements of Changes in Net Assets

	NVIT International
	Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

From Investment Activities:
Operations:
Net investment income	$6,801,602	$5,228,316
Net realized gains on investment transactions and foreign currency transactions	25,277,001	33,825,686
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	346,460	21,481,221

Change in net assets resulting from operations	32,425,063	60,535,223

Distributions to shareholders from:
Net investment income:
Class I	(35,098)	(85,866)
Class II	(24,760)	(51,959)
Class III	(1,711,758)	(2,882,315)
Class IV	(653,036)	(1,399,739)
Class VI	(1,973,127)	(1,546,737)
Net realized gains:
Class I	(236,344)	(266,274)
Class II	(189,984)	(183,372)
Class III	(11,553,312)	(8,950,355)
Class IV	(4,387,787)	(4,384,367)
Class VI	(14,829,379)	(5,073,827)

Change in net assets from shareholder distributions	(35,594,585)	(24,824,811)

Change in net assets from capital transactions	98,688,156	113,805,438

Change in net assets	95,518,634	149,515,850
Net Assets:
Beginning of period	382,381,718	232,865,868

End of period	$477,900,352	$382,381,718

Accumulated net investment income at end of period	$2,887,087	$483,264

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$30,213	$2,999
Dividends reinvested	271,442	352,140
Cost of shares redeemed (a)	(692,580)	(1,219,298)

	(390,925)	(864,159)

Class II Shares
Proceeds from shares issued	134	10
Dividends reinvested	214,744	235,331
Cost of shares redeemed (a)	(294,704)	(451,731)

	(79,826)	(216,390)

Class III Shares
Proceeds from shares issued	12,471,206	50,239,173
Dividends reinvested	13,265,057	11,832,664
Cost of shares redeemed (a)	(19,129,105)	(25,715,267)

	6,607,158	36,356,570

See accompanying notes to financial statements.
14

Statements of Changes in Net Assets (Continued)

	NVIT International
	Value Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Class IV Shares
Proceeds from shares issued	$533,739	$996,727
Dividends reinvested	5,040,896	5,784,106
Cost of shares redeemed (a)	(5,942,575)	(14,128,707)

	(367,940)	(7,347,874)

Class VI Shares
Proceeds from shares issued	77,496,958	85,048,295
Dividends reinvested	16,802,488	6,620,561
Cost of shares redeemed (a)	(1,379,757)	(5,791,565)

	92,919,689	85,877,291

Change in net assets from capital transactions	$98,688,156	$113,805,438

SHARE TRANSACTIONS:
Class I Shares
Issued	1,595	117
Reinvested	14,778	21,668
Redeemed	(36,247)	(69,240)

	(19,874)	(47,455)

Class II Shares
Issued	–	1
Reinvested	11,744	14,561
Redeemed	(15,456)	(26,369)

	(3,712)	(11,807)

Class III Shares
Issued	659,181	2,868,523
Reinvested	724,534	729,902
Redeemed	(994,176)	(1,474,980)

	389,539	2,123,445

Class IV Shares
Issued	27,967	55,499
Reinvested	274,450	356,063
Redeemed	(311,126)	(805,890)

	(8,709)	(394,328)

Class VI Shares
Issued	4,077,965	4,846,861
Reinvested	920,558	409,211
Redeemed	(72,979)	(332,891)

	4,925,544	4,923,181

Total change in shares	5,282,788	6,593,036

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
 15

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)
NVIT International Value Fund

		Investment Activities			Distributions
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions

Class I Shares
Period ended December 31, 2003 (f)	$9.25	0.02	3.90	3.92	–	–	–
For the year ended December 31, 2004	$13.26	0.18	2.46	2.64	(0.33)	–	(0.33)
For the year ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	(0.76)
For the year ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	(1.55)
For the six months ended June 30, 2007 (Unaudited)	$18.58	0.31	1.11	1.42	(0.19)	(1.30)	(1.49)
Class II Shares
Period ended December 31, 2003 (f)	$9.25	0.01	3.87	3.88	–	–	–
For the year ended December 31, 2004	$13.22	0.14	2.46	2.60	(0.30)	–	(0.30)
For the year ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	(0.73)
For the year ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	(1.51)
For the six months ended June 30, 2007 (Unaudited)	$18.50	0.28	1.12	1.40	(0.17)	(1.30)	(1.47)

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data
								Ratio of Net
							Ratio of	Investment
						Ratio of	Expenses	Income
	Paid-in					Net	(Prior to	(Prior to
	Capital			Net Assets	Ratio of	Investment	Reimbursements)	Reimbursements)
	from	Net Asset		at End of	Expenses to	Income to	to Average	to Average
	Redemption	Value, End	Total	Period	Average Net	Average Net	Net Assets	Net Assets	Portfolio
	Fees	of Period	Return (a)	(000s)	Assets (b)	Assets (b)	(b)(c)	(b)(c)	Turnover (d)

Class I Shares
Period ended December 31, 2003 (f)	0.09	$13.26	45.08%	$542	1.20%	0.56%	(e)	(e)	91.20%
For the year ended December 31, 2004	0.01	$15.58	20.29%	$6,247	0.86%	1.33%	(e)	(e)	42.68%
For the year ended December 31, 2005	–	$16.60	12.09%	$4,349	0.91%	1.92%	(e)	(e)	48.94%
For the year ended December 31, 2006	–	$18.58	22.67%	$3,985	1.01%	1.95%	(e)	(e)	48.61%
For the six months ended June 30, 2007 (Unaudited)	–	$18.51	7.75%	$3,603	1.01%	3.08%	1.01%	3.08%	31.06%
Class II Shares
Period ended December 31, 2003 (f)	0.09	$13.22	44.64%	$1,523	1.45%	0.20%	(e)	(e)	91.20%
For the year ended December 31, 2004	0.01	$15.53	20.00%	$3,368	1.10%	1.69%	(e)	(e)	42.68%
For the year ended December 31, 2005	–	$16.54	11.79%	$2,852	1.17%	1.40%	(e)	(e)	48.94%
For the year ended December 31, 2006	–	$18.50	22.40%	$2,972	1.26%	1.68%	(e)	(e)	48.61%
For the six months ended June 30, 2007 (Unaudited)	–	$18.43	7.66%	$2,892	1.26%	2.86%	1.26%	2.86%	31.06%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	The NVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
16

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

		Investment Activities			Distributions
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions

Class III Shares
Period ended December 31, 2003 (f)	$9.25	0.05	3.84	3.89	–	–	–
For the year ended December 31, 2004	$13.23	0.18	2.45	2.63	(0.33)	–	(0.33)
For the year ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	(0.76)
For the year ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)
For the six months ended June 30, 2007 (Unaudited)	$18.53	0.30	1.11	1.41	(0.19)	(1.30)	(1.49)
Class IV Shares
For the year ended December 31, 2002	$11.20	0.18	(1.41)	(1.23)	(0.12)	–	(0.12)
For the year ended December 31, 2003 (g)	$9.85	0.18	3.41	3.59	(0.27)	–	(0.27)
For the year ended December 31, 2004	$13.26	0.22	2.39	2.61	(0.31)	–	(0.31)
For the year ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	(0.74)
For the year ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)
For the six months ended June 30, 2007 (Unaudited)	$18.57	0.30	1.13	1.43	(0.19)	(1.30)	(1.49)
Class VI Shares
Period ended December 31, 2004 (h)	$13.63	0.13	1.95	2.08	(0.17)	–	(0.17)
For the year ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	(0.74)
For the year ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	(1.54)
For the six months ended June 30, 2007 (Unaudited)	$18.49	0.25	1.13	1.38	(0.18)	(1.30)	(1.48)

[Additional columns below]

[Continued from above table, first column(s) repeated]

					Ratios/Supplemental Data
									Ratio of Net
								Ratio of	Investment
							Ratio of	Expenses	Income
	Paid-in						Net	(Prior to	(Prior to
	Capital				Net Assets	Ratio of	Investment	Reimbursements)	Reimbursements)
	from	Net Asset			at End of	Expenses to	Income to	to Average	to Average
	Redemption	Value, End	Total		Period	Average Net	Average Net	Net Assets	Net Assets	Portfolio
	Fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	(b)(c)	(b)(c)	Turnover (d)

Class III Shares
Period ended December 31, 2003 (f)	0.09	$13.23	44.75%		$9,620	1.13%	1.30%	(e)	(e)	91.20%
For the year ended December 31, 2004	0.01	$15.54	20.26%		$69,043	0.86%	1.42%	(e)	(e)	42.68%
For the year ended December 31, 2005	–	$16.56	12.05%		$116,151	0.93%	1.64%	(e)	(e)	48.94%
For the year ended December 31, 2006	–	$18.53	22.75%		$169,278	1.01%	1.87%	(e)	(e)	48.61%
For the six months ended June 30, 2007 (Unaudited)	–	$18.45	7.72%		$175,782	1.01%	3.16%	1.01%	3.16%	31.06%
Class IV Shares
For the year ended December 31, 2002	–	$9.85	(11.10%	)	$59,335	1.00%	1.63%	(e)	(e)	35.00%
For the year ended December 31, 2003 (g)	0.09	$13.26	38.52%		$77,347	1.12%	1.62%	(e)	(e)	91.20%
For the year ended December 31, 2004	0.01	$15.57	20.04%		$73,953	1.00%	1.56%	(e)	(e)	42.68%
For the year ended December 31, 2005	–	$16.60	11.97%		$66,597	1.03%	1.56%	(e)	(e)	48.94%
For the year ended December 31, 2006	–	$18.57	22.74%		$67,200	1.02%	1.93%	(e)	(e)	48.61%
For the six months ended June 30, 2007 (Unaudited)	–	$18.51	7.76%		$66,786	0.99%	3.16%	0.99%	3.16%	31.06%
Class VI Shares
Period ended December 31, 2004 (h)	0.01	$15.55	15.45%		$13,117	1.11%	0.63%	(e)	(e)	42.68%
For the year ended December 31, 2005	–	$16.56	11.80%		$42,916	1.19%	1.41%	(e)	(e)	48.94%
For the year ended December 31, 2006	–	$18.49	22.41%		$138,946	1.26%	1.40%	(e)	(e)	48.61%
For the six months ended June 30, 2007 (Unaudited)	–	$18.39	7.59%		$228,838	1.26%	3.12%	1.26%	3.12%	31.06%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	The NVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.
 17

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT International Value Fund (the “Fund”), (formerly “GVIT International Value Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
18

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.
20

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of
Value of Loaned Securities	Collateral

$76,697,581	$80,334,123

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.
 21

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$507,249,114	$53,975,034	$(7,694,090)	$46,280,944

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the The Boston Company (“TBC”), an affiliate of the Dreyfus Corporation, the Fund’s subadviser (the “subadviser”). The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

Up to $500 million	0.75%

$500 million up to $2 billion	0.70%

$2 billion or more	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisor $812,143 for the year end June 30, 2007.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee
22

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund and 0.20% of Class IV shares of the Fund.
For the six months ended June 30, 2007, NFS received $325,315 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,857.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
 23

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $19,400.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $190,968,393 and sales of $128,796,944.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
24

9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
 25

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

26

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
 27

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

28

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
 29

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
30

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
 31

Supplemental Information (Unaudited) (Continued)
the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

32

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 33

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

34

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
 35

NVIT Nationwide Leaders Fund
SemiannualReport
June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NL (8/07)
 1

Message to Shareholders
June 30, 2007 (Unaudited)
Dear Fellow Shareholder:
Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.
On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.
Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.
Market Overview: January 1-June 30, 2007
The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.
Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.
The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.
We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.
John H. Grady
President & CEO
Nationwide Funds Group
Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.
2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.
Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.
This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.
Investing in mutual funds involves risk, including possible loss of principal.
Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.
 3

NVIT Nationwide Leaders Fund
Shareholder
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
NVIT Nationwide Leaders Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,054.80	$5.45	1.07%
	Hypothetical	[1]	$1,000.00	$1,019.49	$5.37	1.07%
Class III	Actual		$1,000.00	$1,054.00	$5.35	1.05%
	Hypothetical	[1]	$1,000.00	$1,019.59	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.
4

NVIT Nationwide Leaders Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	92.7%
Repurchase Agreements	8.4%
Liabilities in excess of other assets	-1.1%

100.0%

Top Holdings*

Procter & Gamble Co. (The)	8.3%
Intel Corp.	7.8%
Microsoft Corp.	7.0%
3M Co.	5.1%
ConocoPhillips	4.9%
Johnson & Johnson	4.7%
Bank of America Corp.	4.7%
Pfizer, Inc.	4.6%
Colgate-Palmolive Co.	4.6%
Archer-Daniels Midland Co.	4.5%
Other	43.8%

100.0%

Top Industries

Household Products	12.9%
Pharmaceuticals	12.4%
Semiconductors & Semiconductor Equipment	10.1%
Oil, Gas & Consumable Fuels	8.9%
Software	7.0%
Industrial Conglomerates	5.0%
Diversified Financial Services	4.7%
Food Products	4.5%
Multi-Utilities	4.4%
Multiline Retail	4.2%
Other	25.9%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.
 5

Statement of Investments
June 30, 2007 (Unaudited)
NVIT Nationwide Leaders Fund

Common Stock (92.7%)
	Shares or
	Principal Amount	Value

Beverages (3.1%)
Constellation Brands, Inc.*	42,000	$1,019,760

Chemicals (4.2%)
Syngenta AG ADR — CH	35,000	1,362,550

Communications Equipment (2.1%)
Cisco Systems, Inc.*	24,100	671,185

Diversified Financial Services (4.7%)
Bank of America Corp.	31,300	1,530,257

Food Products (4.5%)
Archer-Daniels Midland Co.	44,100	1,459,269

Household Products (12.9%)
Colgate-Palmolive Co.	22,900	1,485,065
Procter & Gamble Co. (The)	44,200	2,704,598

		4,189,663

Independent Power Producers & Energy Traders (3.7%)
Dynegy, Inc.*	127,100	1,199,824

Industrial Conglomerate (5.0%)
3M Co.	18,900	1,640,331

Multi-Utilities (4.4%)
Sempra Energy	23,900	1,415,597

Multiline Retail (4.2%)
Macy’s, Inc.	34,300	1,364,454

Oil, Gas & Consumable Fuels (8.9%)
ConocoPhillips	20,200	1,585,700
Occidental Petroleum Corp.	22,400	1,296,512

		2,882,212

Pharmaceuticals (12.4%)
Johnson & Johnson	24,900	1,534,338
Pfizer, Inc.	58,500	1,495,845
Wyeth	17,140	982,808

		4,012,991

Semiconductors & Semiconductor Equipment (10.1%)
Intel Corp.	106,900	2,539,944
MEMC Electronic Materials, Inc.*	12,100	739,552

		3,279,496

Software (7.0%)
Microsoft Corp.	76,700	2,260,349

Specialty Retail (2.2%)
TJX Cos., Inc.	25,600	704,000

Wireless Telecommunication Services (3.3%)
Vodafone Group PLC ADR — GB	32,170	1,081,877

Total Common Stocks (Cost $29,639,441)		30,073,815

Repurchase Agreements (8.4%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $2,717,061, collateralized by U.S. Government Agency Mortgages with a market value of $2,770,202	$2,715,884	2,715,884

Total Investments (Cost $32,355,325) (a) — 101.1%		32,789,699

Liabilities in excess of other assets — (1.1)%		(345,644)

NET ASSETS — 100.0%		$32,444,055

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CH	Switzerland

GB	United Kingdom
See accompanying notes to financial statements.
6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT Nationwide
Leaders Fund

Assets:
Investments, at value (cost $29,639,441)	$30,073,815
Repurchase agreements, at cost and value	2,715,884

Total Investments	32,789,699

Interest and dividends receivable	73,022
Receivable for capital shares issued	4,618
Prepaid expenses	361

Total Assets	32,867,700

Liabilities:
Payable for investments purchased	327,151
Payable for capital shares redeemed	13,945
Accrued expenses and other payables:
Investment advisory fees	68,017
Fund administration and transfer agent fees	1,077
Administrative servicing fees	1,992
Compliance program costs	415
Other	11,048

Total Liabilities	423,645

Net Assets	$32,444,055

Represented by:
Capital	$30,820,615
Accumulated net investment income	78,829
Accumulated net realized gains from investment transactions	1,110,237
Net unrealized appreciation on investments	434,374

Net Assets	$32,444,055

Net Assets:
Class I Shares	$3,006,729
Class III Shares	29,437,326

Total	$32,444,055

Shares outstanding (unlimited number of shares authorized):
Class I Shares	219,547
Class III Shares	2,145,273

Total	2,364,820

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.70
Class III Shares	$13.72
See accompanying notes to financial statements.
 7

Statement of Assets and Liabilities (Continued)
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT Nationwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$33,662
Dividend income	311,203

Total Income	344,865

Expenses:
Investment advisory fees	134,251
Fund administration and transfer agent fees	11,346
Administrative servicing fees Class I Shares	2,093
Administrative servicing fees Class III Shares	20,915
Custodian fees	651
Trustee fees	805
Compliance program costs (Note 3)	256
Printing fees	10,820
Other	2,107

Total expenses before earnings credit	183,244
Earnings credit (Note 6)	(301)

Net Expenses	182,943

Net Investment Income	161,922

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	1,146,311
Net change in unrealized appreciation on investments	513,334

Net realized/unrealized gains (losses) on investments	1,659,645

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,821,567

See accompanying notes to financial statements.
8

Statements of Changes in Net Assets

	NVIT Nationwide
	Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$161,922	$156,776
Net realized gains on investment transactions	1,146,311	4,291,531
Net change in unrealized appreciation/depreciation on investments	513,334	(505,637)

Change in net assets resulting from operations	1,821,567	3,942,670

Distributions to shareholders from:
Net investment income:
Class I	(7,632)	(14,150)
Class III	(75,461)	(186,218)
Net realized gains:
Class I	(162,897)	(178,468)
Class III	(1,545,917)	(2,368,591)

Change in net assets from shareholder distributions	(1,791,907)	(2,747,427)

Change in net assets from capital transactions	(2,292,997)	11,744,477

Change in net assets	(2,263,337)	12,939,720
Net Assets:
Beginning of period	34,707,392	21,767,672

End of period	$32,444,055	$34,707,392

Accumulated net investment income at end of period	$78,829	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,122,850	$1,716,707
Dividends reinvested	170,529	192,618
Cost of shares redeemed (a)	(676,427)	(1,100,195)

	616,952	809,130

Class III Shares
Proceeds from shares issued	6,449,063	13,944,033
Dividends reinvested	1,621,373	2,554,807
Cost of shares redeemed (a)	(10,980,385)	(5,563,493)

	(2,909,949)	10,935,347

Change in net assets from capital transactions	$(2,292,997)	$11,744,477

See accompanying notes to financial statements.
 9

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide
	Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	79,545	128,119
Reinvested	12,548	13,989
Redeemed	(48,725)	(82,023)

	43,368	60,085

Class III Shares
Issued	455,466	999,718
Reinvested	119,131	185,065
Redeemed	(774,412)	(410,234)

	(199,815)	774,549

Total change in shares	(156,447)	834,634

(a)	Includes redemption fees, if any.
See accompanying notes to financial statements.
10

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)
NVIT Nationwide Leaders Fund

		Investment Activities			Distributions
			Net
			Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net	Net
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions

Class I Shares
Period ended December 31, 2002 (e)	$11.20	0.03	(1.75)	(1.72)	(0.06)	–	(0.06)
For the year ended December 31, 2003	$9.44	0.01	2.37	2.38	(0.02)	–	(0.02)
For the year ended December 31, 2004	$11.81	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)
For the year ended December 31, 2005	$13.78	0.15	1.21	1.36	(0.17)	(2.08)	(2.25)
For the year ended December 31, 2006	$12.89	0.10	1.96	2.06	(0.12)	(1.09)	(1.21)
For the six months ended June 30, 2007 (Unaudited)	$13.74	0.07	0.68	0.75	(0.04)	(0.75)	(0.79)
Class III Shares
For the year ended December 31, 2002	$10.08	0.04	(0.64)	(0.60)	(0.06)	–	(0.06)
For the year ended December 31, 2003	$9.44	0.01	2.39	2.40	(0.02)	–	(0.02)
For the year ended December 31, 2004	$11.83	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)
For the year ended December 31, 2005	$13.80	0.16	1.20	1.36	(0.17)	(2.08)	(2.25)
For the year ended December 31, 2006	$12.91	0.10	1.97	2.07	(0.12)	(1.09)	(1.21)
For the six months ended June 30, 2007 (Unaudited)	$13.77	0.07	0.67	0.74	(0.04)	(0.75)	(0.79)

[Additional columns below]

[Continued from above table, first column(s) repeated]

					Ratios/Supplemental Data
									Ratio of Net
								Ratio of	Investment
							Ratio of	Expenses	Income
	Paid-in						Net	(Prior to	(Prior to
	Capital				Net Assets	Ratio of	Investment	Reimbursements)	Reimbursements)
	from	Net Asset			at End of	Expenses to	Income to	to Average	to Average
	Redemption	Value, End	Total		Period	Average Net	Average Net	Net Assets	Net Assets	Portfolio
	Fees	of Period	Return (a)		(000s)	Assets (b)	Assets (b)	(b)(c)	(b)(c)	Turnover (d)

Class I Shares
Period ended December 31, 2002 (e)	0.02	$9.44	(15.17%	)	$247	1.12%	1.03%	(f)	(f)	105.28%
For the year ended December 31, 2003	0.01	$11.81	25.38%		$530	1.14%	0.05%	(f)	(f)	244.94%
For the year ended December 31, 2004	0.01	$13.78	18.79%		$927	1.19%	0.55%	(f)	(f)	259.37%
For the year ended December 31, 2005	–	$12.89	10.31%		$1,496	1.16%	1.18%	(f)	(f)	483.17%
For the year ended December 31, 2006	–	$13.74	16.05%		$2,421	1.12%	0.55%	(f)	(f)	671.16%
For the six months ended June 30, 2007 (Unaudited)	–	$13.70	5.48%		$3,007	1.07%	0.96%	1.07%	0.96%	404.98%
Class III Shares
For the year ended December 31, 2002	0.02	$9.44	(5.78%	)	$8,463	1.15%	0.80%	1.16%	0.79%	105.28%
For the year ended December 31, 2003	0.01	$11.83	25.59%		$8,801	1.13%	0.16%	(f)	(f)	244.94%
For the year ended December 31, 2004	0.01	$13.80	18.77%		$9,617	1.17%	0.48%	(f)	(f)	259.37%
For the year ended December 31, 2005	–	$12.91	10.30%		$20,271	1.16%	1.26%	(f)	(f)	483.17%
For the year ended December 31, 2006	–	$13.77	16.12%		$32,286	1.10%	0.63%	(f)	(f)	671.16%
For the six months ended June 30, 2007 (Unaudited)	–	$13.72	5.40%		$29,437	1.05%	0.93%	1.06%	0.93%	404.98%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(f)	There were no fee reductions during the period.

See accompanying notes to financial statements.
 11

Notes to Financial Statements
June 30, 2007 (Unaudited)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Nationwide Leaders Fund (the “Fund”), (formerly, Gartmore GVIT Nationwide Leaders Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,
12

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.
 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2007.
14

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$33,246,198	$99,916	$(556,415)	$(456,499)

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Base Management Fee	Fees

Up to $500 million	0.80%

$500 million up to $2 billion	0.70%

$2 billion or more	0.65%

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the S&P 500 Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.
The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.
The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.
Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.
NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for all classes until at least May 1, 2008.
NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
As of June 30, 2007, there were no cumulative potential reimbursements for all share classes of the Fund.
Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee
16

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.
NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.
Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.
Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.
For the six months ended June 30, 2007, NFS received $572,602 in Administrative Services Fees from the Fund.
Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $256.
As of June 30, 2007, the adviser or affiliates of the adviser directly held 5.89% of the shares outstanding of the Fund.
4. Short-Term Trading Fees
The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by
 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)
short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.
For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $4,319.
5. Investment Transactions
For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $133,437,634 and sales of $139,045,037.
6. Bank Loans and Earnings Credit
The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.
The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
8. Indemnifications
Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.
9. Recently Issued Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing
18

authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
 19

Management Information
June 30, 2007 (Unaudited)
Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

20

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.
 21

Management Information
June 30, 2007 (Unaudited) (Continued)
Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
 23

Supplemental Information (Unaudited)
A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements
The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.
The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.
On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.
At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where
24

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.
As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.
At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement
The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.
The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.
The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.
Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.
B. Approval of New Advisory Agreement
At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account
 25

Supplemental Information (Unaudited) (Continued)
the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.
C. Submission of Matters to a Vote of Security Holders:
On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:
Proposal 1:
To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

26

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:
Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.
 29

Nationwide NVIT Investor Destinations Aggressive Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IDA (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder	Nationwide NVIT Investor Destinations
Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Investor Destinations
Aggressive Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During	Expense
			January 1, 2007	Value,	Period*[2]	Ratio*[2]
				June 30, 2007

Class II	Actual		$1,000.00	$1,080.60	$2.79	0.54%
	Hypothetical	[1]	$1,000.00	$1,022.12	$2.71	0.54%
Class VI	Actual		$1,000.00	$1,080.80	$2.94	0.57%
	Hypothetical	[1]	$1,000.00	$1,021.97	$2.86	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

[2]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

4

Portfolio Summary	Nationwide NVIT Investor Destinations Aggressive Fund

June 30, 2007

Asset Allocation

Mutual Funds	100.0%

100.0%

Asset Allocation Detail

Equity Funds	95.0%
Fixed Income Funds	5.0%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, ID Class	39.9%
Nationwide International Index Fund, Institutional Class	28.9%
NVIT Mid Cap Index Fund, ID Class	15.0%
NVIT Small Cap Index Fund, ID Class	9.9%
Nationwide NVIT Bond Index Fund, ID Class	5.0%
NVIT International Index Fund, ID Class	1.3%

100.0%

 5

Statements of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Aggressive Fund

MUTUAL FUNDS (100.0%)(a)

	Shares	Value

Equity Funds (95.0%)
NVIT Small Cap Index Fund, ID Class	7,745,976	$78,621,659
Nationwide International Index Fund, Institutional Class	19,258,631	228,792,539
NVIT International Index Fund, ID Class	870,306	10,269,615
NVIT Mid Cap Index Fund, ID Class	5,904,909	118,334,381
NVIT S&P 500 Index Fund, ID Class	30,156,880	315,742,533

Fixed Income Funds (5.0%)
Nationwide NVIT Bond Index Fund, ID Class	4,039,143	39,704,775
Total Investments (Cost $714,390,914) (b) — 100.0%		791,465,502
Other assets in excess of liabilities — 0.0%		40,649

NET ASSETS — 100.0%		$791,506,151

(a)	Investment in affiliate

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Investor
Destinations
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $714,390,914)	$791,465,502
Cash	42
Receivable for capital shares issued	406,276
Prepaid expenses	7,831

Total Assets	791,879,651

Liabilities:
Payable for capital shares redeemed	45,167
Accrued expenses and other payables:
Investment advisory fees	84,880
Distribution fees	163,232
Administrative servicing fees	25,939
Compliance program costs	9,470
Other	44,812

Total Liabilities	373,500

Net Assets	$791,506,151

Represented by:
Capital	$626,967,720
Accumulated net investment loss	(1,323,719)
Accumulated net realized gains from investment transactions	88,787,562
Net unrealized appreciation on investments	77,074,588

Net Assets	$791,506,151

Net Assets:
Class II Shares	779,626,900
Class VI Shares	11,879,251

Total	$791,506,151

Shares outstanding (unlimited number of shares authorized):
Class II Shares	55,690,318
Class VI Shares	851,759

Total	56,542,077

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):*
Class II Shares	$14.00
Class VI Shares	$13.95

*	Not subject to a front-end sales charge.

See accompanying notes to financial statements.

 7

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Aggressive Fund

INVESTMENT INCOME:
Dividend income	$306,764
Dividend income from affiliates	7,113,542

Total Income	7,420,306

Expenses:
Investment advisory fees	496,080
Distribution fees Class II Shares	939,359
Distribution fees Class VI Shares	14,651
Administrative servicing fees Class II Shares	493,915
Administrative servicing fees Class VI Shares	9,355
Trustee fees	17,486
Compliance program costs (Note 3)	5,195
Other	77,635

Total expenses before earnings credit	2,053,676
Earnings credit (Note 6)	(73)

Net Expenses	2,053,603

Net Investment Income	5,366,703

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	80,558,357
Realized gain distributions from underlying funds	8,342,550

Net realized gains on investment transactions	88,900,907

Net change in unrealized depreciation on investments	(35,208,122)

Net realized/unrealized gains (losses) on investments	53,692,785

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$59,059,488

See accompanying notes to financial statements.

8

Statements of Changes in Net Assets

	Nationwide NVIT Investor
	Destinations Aggressive Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,366,703	$10,281,100
Net realized gains on investment transactions	88,900,907	28,548,029
Net change in unrealized appreciation/depreciation on investment transactions	(35,208,122)	64,406,969

Change in net assets resulting from operations	59,059,488	103,236,098

Distributions to shareholders from:
Net investment income:
Class II	(7,625,191)	(13,328,298)
Class VI	(127,628)	(202,117)
Net realized gains on investments:
Class II	(24,266,362)	(9,376,448)
Class VI	(371,136)	(110,753)

Change in net assets from shareholder distributions	(32,390,317)	(23,017,616)

Change in net assets from capital transactions	25,848,979	73,623,124

Change in net assets	52,518,150	153,841,606
Net Assets:
Beginning of period	738,988,001	585,146,395

End of period	$791,506,151	$738,988,001

Accumulated net investment income (loss) at end of period	$(1,323,719)	$1,062,397

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$34,696,554	$84,347,700
Dividends reinvested	31,891,512	22,704,733
Cost of shares redeemed (a)	(40,831,480)	(36,462,630)

	25,756,586	70,589,803

Class VI Shares
Proceeds from shares issued	1,960,219	8,533,521
Dividends reinvested	498,763	312,870
Cost of shares redeemed (a)	(2,366,589)	(5,813,070)

	92,393	3,033,321

Change in net assets from capital transactions	$25,848,979	$73,623,124

SHARE TRANSACTIONS:
Class II Shares
Issued	2,472,512	6,662,995
Reinvested	2,285,780	1,809,129
Redeemed	(2,925,483)	(2,887,780)

	1,832,809	5,584,344

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Investor
	Destinations Aggressive Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	140,457	667,757
Reinvested	35,884	24,781
Redeemed	(170,014)	(457,870)

	6,327	234,668

Total change in shares	1,839,136	5,819,012

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Investor Destinations Aggressive Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$10.11	0.09	(1.96)	(1.87)	(0.09)
For the year ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)
For the year ended December 31, 2004 (e)	$10.49	0.17	1.28	1.45	(0.17)
For the year ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)
For the year ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)
For the six months ended June 30, 2007 (Unaudited)	$13.51	0.10	0.98	1.08	(0.14)
Class VI Shares
Period ended December 31, 2004 (f)	$10.52	0.17	1.15	1.32	(0.17)
For the year ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)
For the year ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)
For the six months ended June 30, 2007 (Unaudited)	$13.47	0.10	0.98	1.08	(0.15)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Net Assets	Ratio of
	Net		Net Asset			at End of	Expenses
	realized	Total	Value, End	Total		Period	to Average
	gains	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class II Shares
For the year ended December 31, 2002	–	(0.09)	8.15	(18.50%	)	$19,493	0.56%
For the year ended December 31, 2003	(0.12)	(0.24)	10.49	31.87%		$94,500	0.55%
For the year ended December 31, 2004 (e)	(0.25)	(0.42)	11.52	14.03%		$332,097	0.56%
For the year ended December 31, 2005	(0.23)	(0.45)	11.97	7.93%		$577,843	0.56%
For the year ended December 31, 2006	(0.18)	(0.44)	13.51	16.87%		$727,599	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.45)	(0.59)	14.00	8.06%		$779,627	0.54%
Class VI Shares
Period ended December 31, 2004 (f)	(0.15)	(0.32)	11.52	12.58%		$440	0.41%
For the year ended December 31, 2005	(0.23)	(0.47)	11.96	7.95%		$7,303	0.51%
For the year ended December 31, 2006	(0.18)	(0.46)	13.47	16.92%		$11,389	0.56%
For the six months ended June 30, 2007 (Unaudited)	(0.45)	(0.60)	13.95	8.08%		$11,879	0.57%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
For the year ended December 31, 2002	1.41%	(g)	(g)	111.74%
For the year ended December 31, 2003	1.60%	(g)	(g)	49.13%
For the year ended December 31, 2004 (e)	2.13%	(g)	(g)	18.26%
For the year ended December 31, 2005	2.04%	(g)	(g)	9.12%
For the year ended December 31, 2006	1.56%	(g)	(g)	7.82%
For the six months ended June 30, 2007 (Unaudited)	1.41%	0.54%	1.41%	70.36%
Class VI Shares
Period ended December 31, 2004 (f)	3.59%	(g)	(g)	18.26%
For the year ended December 31, 2005	3.82%	(g)	(g)	9.12%
For the year ended December 31, 2006	1.72%	(g)	(g)	7.82%
For the six months ended June 30, 2007 (Unaudited)	1.39%	0.57%	1.39%	70.36%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1.	Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Investor Destinations Aggressive Fund (the “Fund”) (formerly, “Gartmore GVIT Investor Destinations Aggressive Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

12

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/ tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal

14

Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$714,395,529	$77,734,544	$(664,571)	$77,069,973

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Funds (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The Funds do not pay a fee for these.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”). These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $572,602 in Administrative Services Fees from the Fund.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $5,195.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4.	Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $1,019.

5.	Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $547,663,125 and sales of $540,759,911.

6.	Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.	Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

16

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9.	Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 17

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

18

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

20

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 21

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

22

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

 (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its secondary benchmark (which is a more appropriate indicator of performance than the Fund’s primary benchmark) for the one- and three-year periods. The Board also considered that the performance of the Fund’s Class II shares had ranked in the fourth quintile of the Fund’s Lipper-constructed Performance Group over the one-, three- and four-year periods, and in the fifth quintile over the two-year period. The Board also considered that the Fund’s portfolio manager had changed during 2006 and considered the services provided by the adviser to the Fund that are in addition to the advisory services that are provided to the underlying funds. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fifth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the first quintile. The Board also considered that the Fund’s contractual advisory fee compared with its peer group was relatively high, but within the range of fees charged by the peer group, total expenses were relatively low, and the advisory fee should be consistent among all of the Investor Destination Funds offered by the Trust. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2005 and 2006. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

 23

Supplemental Information (Unaudited) (Continued)

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR 30,051,703.188 shares AGAINST 618,245.021 shares ABSTAIN 1,813,550.431 shares TOTAL 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR 4,322,203.982 shares AGAINST 2,758.318 shares ABSTAIN 135,636.840 shares TOTAL 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR 20,032,843.199 shares AGAINST 333,588.902 shares ABSTAIN 1,093,293.879 shares TOTAL 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR 35,380,179.120 shares AGAINST 631,117.844 shares ABSTAIN 1,565,714.306 shares TOTAL 37,577,011.270 shares	94.154% 1.679% 4.167%

24

Number of Shares
Fund	Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR 56,119,814.230 shares AGAINST 666,195.542 shares ABSTAIN 1,944,898.888 shares TOTAL 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR 7,632,918.513 shares AGAINST 149,458.111 shares ABSTAIN 451,583.036 shares TOTAL 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR 48,649,396.525 shares AGAINST 979,183.753 shares ABSTAIN 2,786,133.102 shares TOTAL 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR 29,903,181.700 shares AGAINST 838,774.923 shares ABSTAIN 2,006,741.307 shares TOTAL 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR 21,0177,889.443 shares AGAINST 424,272.958 shares ABSTAIN 1,543,850.729 shares TOTAL 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR 17,050,534.593 shares AGAINST 526,574.722 shares ABSTAIN 881,608.905 shares TOTAL 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR 1,554,847.333 shares AGAINST 19,539.033 shares ABSTAIN 52,206.494 shares TOTAL 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR 4,722,963.678 shares AGAINST 157,979.030 shares ABSTAIN 207,642.222 shares TOTAL 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR 8,585,472.039 shares AGAINST 102,267.977 shares ABSTAIN 489,577.634 shares TOTAL 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR 4,123,270.549 shares AGAINST 122,001.533 shares ABSTAIN 240,276.088 shares TOTAL 4,485,548.170 shares	91.923% 2.720% 5.357%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR 88,471,567.462 shares AGAINST 1,825,645.181 shares ABSTAIN 5,841,990.727 shares TOTAL 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR 14,931,435.904 shares AGAINST 409,826.402 shares ABSTAIN 1,259,945.064 shares TOTAL 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR 6,251,419.070 shares AGAINST 139,618.548 shares ABSTAIN 290,025.592 shares TOTAL 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR 49,489,224.549 shares AGAINST 1,385,396.474 shares ABSTAIN 3,696,272.337 shares TOTAL 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR 23,091,965.887 shares AGAINST 314,935,884 shares ABSTAIN 2,292,355.179 shares TOTAL 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR 188,902,093.059 shares AGAINST 3,018,924.590 shares ABSTAIN 16,359,690.401 shares TOTAL 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR 134,792,622.920 shares AGAINST 3,489,207.264 shares ABSTAIN 9,304,197.656 shares TOTAL 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR 49,627,123.216 shares AGAINST 856,088.634 shares ABSTAIN 3,507,215.650 shares TOTAL 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,879,584.971 shares AGAINST 352,594.958 shares ABSTAIN 717,792.971 shares TOTAL 11,949,972.900 shares	91.043% 2.950% 6.007%

26

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR 221,774,863.241 shares AGAINST 12,322,482.494 shares ABSTAIN 16,471,740.875 shares TOTAL 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR 1,578,331,008.328 shares AGAINST 32,372,133.671 shares ABSTAIN 112,652,123.301 shares TOTAL 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR 125,423,274.735 shares AGAINST 2,767,979.467 shares ABSTAIN 8,762,255.828 shares TOTAL 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR 2,298,504.956 shares AGAINST 29,630.469 shares ABSTAIN 71,637.755 shares TOTAL 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR 4,972,094.773 shares AGAINST 122,623.161 shares ABSTAIN 174,625.606 shares TOTAL 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR 2,666,862.487 shares AGAINST 47,702.491 shares ABSTAIN 118,719.882 shares TOTAL 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR 15,966,867.546 shares AGAINST 259,004.324 shares ABSTAIN 1,339,385.200 shares TOTAL 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR 27,737,008.009 shares AGAINST 502,564.164 shares ABSTAIN 1,824,670.107 shares TOTAL 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR 21,253,297.665 shares AGAINST 484,100.920 shares ABSTAIN 1,803,963.645 shares TOTAL 23,541,362.230 shares	90.281% 2.056% 7.663%

 27

Supplemental Information (Unaudited) (Continued)

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,862,827.499 shares AGAINST 414,574.660 shares ABSTAIN 672,570.741 shares TOTAL 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

28

Nationwide NVIT Investor Destinations Moderately Aggressive Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IDMA (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder	Nationwide NVIT Investor Destinations
Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Investor Destinations
Moderately Aggressive Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During	Expense
			January 1, 2007	Value,	Period*[2]	Ratio*[2]
				June 30, 2007

Class II	Actual		$1,000.00	$1,070.30	$2.77	0.54%
	Hypothetical	[1]	$1,000.00	$1,022.12	$2.71	0.54%
Class VI	Actual		$1,000.00	$1,070.40	$2.82	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

[2]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

4

Portfolio Summary	Nationwide NVIT Investor Destinations Moderately Aggressive Fund

June 30, 2007

Asset Allocation

Mutual Funds	95.1%
Fixed Contract	4.9%

100.0%

Asset Allocation Detail

Equity Funds	79.9%
Fixed Income Funds	15.2%
Fixed Contract	4.9%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, ID Class	34.9%
Nationwide International Index Fund, Institutional Class	24.7%
Nationwide NVIT Bond Index Fund, ID Class	15.0%
NVIT Mid Cap Index Fund, ID Class	14.9%
NVIT Small Cap Index Fund, ID Class	5.0%
Nationwide Fixed Contract, 3.95%	4.9%
NVIT International Index Fund, ID Class	0.4%
Nationwide NVIT Enhanced Income Fund, ID Class	0.2%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds (95.1%) (a)

	Shares or
	Principal Amount	Value

Equity Funds (79.9%)
NVIT Small Cap Index Fund, ID Class	10,801,027	$109,630,423
Nationwide International Index Fund, Institutional Class	45,951,140	545,899,546
NVIT International Index Fund, ID Class	821,543	9,694,204
NVIT Mid Cap Index Fund, ID Class	16,467,668	330,012,071
NVIT S&P 500 Index Fund, ID Class	73,589,075	770,477,612

Fixed Income Funds (15.2%)
Nationwide NVIT Bond Index Fund, ID Class	33,793,203	332,187,182
Nationwide NVIT Enhanced Income Fund, ID Class	334,940	3,349,404

Total Mutual Funds (Cost $1,920,644,637)		2,101,250,442

Fixed Contract (4.9%) (a) (b)

	Shares or
	Principal Amount	Value

Nationwide Fixed Contract, 3.95%	$106,940,767	$106,940,767

Total Investments (Cost $2,027,585,404) (c) — 100.0%		2,208,191,209
Other assets in excess of liabilities — 0.0%		679,520

NET ASSETS — 100.0%		$2,208,870,729

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Investor
Destinations Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $2,027,585,404)	$2,208,191,209
Cash	92
Interest and dividends receivable	23,146
Receivable for capital shares issued	2,251,771
Prepaid expenses	22,098

Total Assets	2,210,488,316

Liabilities:
Payable for capital shares redeemed	649,667
Accrued expenses and other payables:
Investment advisory fees	235,962
Distribution fees	453,778
Administrative servicing fees	175,701
Compliance program costs	24,086
Other	78,393

Total Liabilities	1,617,587

Net Assets	$2,208,870,729

Represented by:
Capital	$1,860,133,783
Accumulated net investment loss	(2,457,129)
Accumulated net realized gains from investment transactions	170,588,270
Net unrealized appreciation on investments	180,605,805

Net Assets	$2,208,870,729

Net Assets:
Class II Shares	2,191,602,254
Class VI Shares	17,268,475

Total	$2,208,870,729

Shares outstanding (unlimited number of shares authorized):
Class II Shares	161,137,164
Class VI Shares	1,274,795

Total	162,411,959

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):*
Class II Shares	$13.60
Class VI Shares	$13.55

*	Not subject to a front-end sales charge.

See accompanying notes to financial statements.

 7

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Moderately
Aggressive Fund

INVESTMENT INCOME:
Dividend income	$651,141
Interest income from affiliates	2,042,979
Dividend income from affiliates	21,896,970

Total Income	24,591,090

Expenses:
Investment advisory fees	1,334,175
Distribution fees Class II Shares	2,545,018
Distribution fees Class VI Shares	20,729
Administrative servicing fees Class II Shares	1,412,690
Administrative servicing fees Class VI Shares	12,441
Trustee fees	45,526
Compliance program costs (Note 3)	13,694
Other	177,552

Total expenses before earnings credit	5,561,825

Earnings credit (Note 6)	(107)

Net Expenses	5,561,718

Net Investment Income	19,029,372

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	151,997,438
Realized gain distributions from underlying funds	19,295,422

Net realized gains on investment transactions	171,292,860

Net change in unrealized depreciation on investments	(50,200,240)

Net realized/unrealized gains (losses) on investments	121,092,620

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$140,121,992

See accompanying notes to financial statements.

8

Statements of Changes in Net Assets

	Nationwide NVIT Investor
	Destinations Moderately Aggressive Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$19,029,372	$29,797,318
Net realized gains on investment transactions	171,292,860	49,012,199
Net change in unrealized appreciation/depreciation on investment transactions	(50,200,240)	132,025,065

Change in net assets resulting from operations	140,121,992	210,834,582

Distributions to shareholders from:
Net investment income:
Class II	(24,058,965)	(35,276,724)
Class VI	(204,011)	(229,357)
Net realized gains on investments:
Class II	(41,053,058)	(18,562,857)
Class VI	(320,408)	(101,698)

Change in net assets from shareholder distributions	(65,636,442)	(54,170,636)

Change in net assets from capital transactions	241,522,754	526,525,287

Change in net assets	316,008,304	683,189,233
Net Assets:
Beginning of period	1,892,862,425	1,209,673,192

End of period	$2,208,870,729	$1,892,862,425

Accumulated net investment income (loss) at end of period	$(2,457,129)	$2,776,475

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$213,944,086	$522,869,063
Dividends reinvested	65,111,933	53,839,471
Cost of shares redeemed (a)	(42,082,514)	(53,814,683)

	236,973,505	522,893,851

Class VI Shares
Proceeds from shares issued	7,770,460	6,561,532
Dividends reinvested	524,418	331,055
Cost of shares redeemed (a)	(3,745,629)	(3,261,151)

	4,549,249	3,631,436

Change in net assets from capital transactions	$241,522,754	$526,525,287

SHARE TRANSACTIONS:
Class II Shares
Issued	15,828,522	42,081,999
Reinvested	4,813,029	4,367,597
Redeemed	(3,095,391)	(4,336,564)

	17,546,160	42,113,032

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Investor
	Destinations Moderately Aggressive Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	585,368	522,334
Reinvested	38,923	26,815
Redeemed	(277,067)	(262,144)

	347,224	287,005

Total change in shares	17,893,384	42,400,037

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Investor Destinations Moderately Aggressive Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$10.09	0.12	(1.59)	(1.47)	(0.12)
For the year ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)
For the year ended December 31, 2004 (e)	$10.60	0.19	1.08	1.27	(0.19)
For the year ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)
For the year ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)
For the six months ended June 30, 2007 (Unaudited)	$13.10	0.12	0.80	0.92	(0.16)
Class VI Shares
Period ended December 31, 2004 (f)	$10.63	0.17	0.98	1.15	(0.17)
For the year ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)
For the year ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)
For the six months ended June 30, 2007 (Unaudited)	$13.06	0.11	0.80	0.91	(0.16)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Net Assets	Ratio of
	Net		Net Asset			at End of	Expenses
	realized	Total	Value, End	Total		Period	to Average
	gains	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class II Shares
For the year ended December 31, 2002	(0.01)	(0.13)	$8.49	(14.59%	)	$71,962	0.56%
For the year ended December 31, 2003	–	(0.13)	$10.60	26.64%		$290,666	0.56%
For the year ended December 31, 2004 (e)	(0.16)	(0.35)	$11.52	12.09%		$734,244	0.55%
For the year ended December 31, 2005	(0.24)	(0.48)	$11.85	7.07%		$1,202,098	0.57%
For the year ended December 31, 2006	(0.16)	(0.43)	$13.10	14.54%		$1,880,752	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.26)	(0.42)	$13.60	7.03%		$2,191,602	0.54%
Class VI Shares
Period ended December 31, 2004 (f)	(0.10)	(0.27)	$11.51	10.92%		$2,751	0.41%
For the year ended December 31, 2005	(0.24)	(0.50)	$11.83	7.16%		$7,575	0.48%
For the year ended December 31, 2006	(0.16)	(0.45)	$13.06	14.56%		$12,112	0.56%
For the six months ended June 30, 2007 (Unaudited)	(0.26)	(0.42)	$13.55	7.04%		$17,268	0.55%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
For the year ended December 31, 2002	1.89%	(g)	(g)	43.38%
For the year ended December 31, 2003	1.73%	(g)	(g)	22.22%
For the year ended December 31, 2004 (e)	2.11%	(g)	(g)	11.44%
For the year ended December 31, 2005	2.23%	(g)	(g)	7.53%
For the year ended December 31, 2006	1.97%	(g)	(g)	5.40%
For the six months ended June 30, 2007 (Unaudited)	1.84%	0.54%	1.84%	64.52%
Class VI Shares
Period ended December 31, 2004 (f)	4.26%	(g)	(g)	11.44%
For the year ended December 31, 2005	2.59%	(g)	(g)	7.53%
For the year ended December 31, 2006	1.99%	(g)	(g)	5.40%
For the six months ended June 30, 2007 (Unaudited)	1.85%	0.55%	1.85%	64.52%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1.	Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”) (formerly, “Gartmore GVIT Investor Destinations Moderately Aggressive Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities, including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 0-10%.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

12

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

14

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/ loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,027,636,244	$186,152,211	$(5,597,246)	$180,554,965

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Funds (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The Funds do not pay a fee for these.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, (2007), The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $1,540,900 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $13,694.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $12,627.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $1,437,630,314 and sales of $1,269,500,216.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a

16

commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

18

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

20

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 23

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its secondary benchmark (which is a more appropriate indicator of performance than the Fund’s primary benchmark) for the one- and three-year periods. The Board also considered that the performance of the Fund’s Class II had ranked in the first quintile of its Lipper-constructed Performance Group over the one- and two-year periods. The Board also considered that the Fund’s portfolio manager had changed during 2006 and considered the services provided by the adviser to the Fund that are in addition to the advisory services that are provided to the underlying funds. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the first quintile. The Board considered that total expenses were relatively low, and the advisory fee should be consistent among all of the Investor Destination Funds offered by the Trust. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on

24

December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR 30,051,703.188 shares AGAINST 618,245.021 shares ABSTAIN 1,813,550.431 shares TOTAL 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR 4,322,203.982 shares AGAINST 2,758.318 shares ABSTAIN 135,636.840 shares TOTAL 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR 20,032,843.199 shares AGAINST 333,588.902 shares ABSTAIN 1,093,293.879 shares TOTAL 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR 35,380,179.120 shares AGAINST 631,117.844 shares ABSTAIN 1,565,714.306 shares TOTAL 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR 56,119,814.230 shares AGAINST 666,195.542 shares ABSTAIN 1,944,898.888 shares TOTAL 58,730,908.660 shares	95.554% 1.134% 3.312%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR 7,632,918.513 shares AGAINST 149,458.111 shares ABSTAIN 451,583.036 shares TOTAL 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR 48,649,396.525 shares AGAINST 979,183.753 shares ABSTAIN 2,786,133.102 shares TOTAL 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR 29,903,181.700 shares AGAINST 838,774.923 shares ABSTAIN 2,006,741.307 shares TOTAL 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR 21,0177,889.443 shares AGAINST 424,272.958 shares ABSTAIN 1,543,850.729 shares TOTAL 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR 17,050,534.593 shares AGAINST 526,574.722 shares ABSTAIN 881,608.905 shares TOTAL 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR 1,554,847.333 shares AGAINST 19,539.033 shares ABSTAIN 52,206.494 shares TOTAL 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR 4,722,963.678 shares AGAINST 157,979.030 shares ABSTAIN 207,642.222 shares TOTAL 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR 8,585,472.039 shares AGAINST 102,267.977 shares ABSTAIN 489,577.634 shares TOTAL 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR 4,123,270.549 shares AGAINST 122,001.533 shares ABSTAIN 240,276.088 shares TOTAL 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR 88,471,567.462 shares AGAINST 1,825,645.181 shares ABSTAIN 5,841,990.727 shares TOTAL 96,139,203.370 shares	92.024% 1.899% 6.077%

26

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR 14,931,435.904 shares AGAINST 409,826.402 shares ABSTAIN 1,259,945.064 shares TOTAL 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR 6,251,419.070 shares AGAINST 139,618.548 shares ABSTAIN 290,025.592 shares TOTAL 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR 49,489,224.549 shares AGAINST 1,385,396.474 shares ABSTAIN 3,696,272.337 shares TOTAL 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR 23,091,965.887 shares AGAINST 314,935,884 shares ABSTAIN 2,292,355.179 shares TOTAL 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR 188,902,093.059 shares AGAINST 3,018,924.590 shares ABSTAIN 16,359,690.401 shares TOTAL 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR 134,792,622.920 shares AGAINST 3,489,207.264 shares ABSTAIN 9,304,197.656 shares TOTAL 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR 49,627,123.216 shares AGAINST 856,088.634 shares ABSTAIN 3,507,215.650 shares TOTAL 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,879,584.971 shares AGAINST 352,594.958 shares ABSTAIN 717,792.971 shares TOTAL 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR 221,774,863.241 shares AGAINST 12,322,482.494 shares ABSTAIN 16,471,740.875 shares TOTAL 250,569,086.610 shares	88.508% 4.918% 6.574%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR 1,578,331,008.328 shares AGAINST 32,372,133.671 shares ABSTAIN 112,652,123.301 shares TOTAL 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR 125,423,274.735 shares AGAINST 2,767,979.467 shares ABSTAIN 8,762,255.828 shares TOTAL 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR 2,298,504.956 shares AGAINST 29,630.469 shares ABSTAIN 71,637.755 shares TOTAL 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR 4,972,094.773 shares AGAINST 122,623.161 shares ABSTAIN 174,625.606 shares TOTAL 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR 2,666,862.487 shares AGAINST 47,702.491 shares ABSTAIN 118,719.882 shares TOTAL 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR 15,966,867.546 shares AGAINST 259,004.324 shares ABSTAIN 1,339,385.200 shares TOTAL 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR 27,737,008.009 shares AGAINST 502,564.164 shares ABSTAIN 1,824,670.107 shares TOTAL 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR 21,253,297.665 shares AGAINST 484,100.920 shares ABSTAIN 1,803,963.645 shares TOTAL 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,862,827.499 shares AGAINST 414,574.660 shares ABSTAIN 672,570.741 shares TOTAL 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

28

Nationwide NVIT Investor Destinations Moderate Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IDM (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder Expense Example	Nationwide NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

				Ending
			Beginning	Account	Expenses Paid	Annualized
Nationwide NVIT Investor Destinations			Account Value,	Value,	During	Expense
Moderate Fund			January 1, 2007	June 30, 2007	Period*[2]	Ratio*[2]

Class II	Actual		$1,000.00	$1,054.40	$2.70	0.53%
	Hypothetical	[1]	$1,000.00	$1,022.17	$2.66	0.53%
Class VI	Actual		$1,000.00	$1,053.50	$2.85	0.56%
	Hypothetical	[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

[2]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

4

Portfolio Summary	Nationwide NVIT Investor Destinations Moderate Fund

June 30, 2007

Asset Allocation

Mutual Funds	88.2%
Fixed Contract	11.8%

100.0%

Asset Allocation Detail

Equity Funds	59.9%
Fixed Income Funds	28.3%
Fixed Contract	11.8%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, ID Class	29.9%
Nationwide NVIT Bond Index Fund, ID Class	25.1%
Nationwide International Index Fund, Institutional Class	14.7%
Nationwide Fixed Contract, 3.95%	11.8%
NVIT Mid Cap Index Fund, ID Class	10.0%
NVIT Small Cap Index Fund, ID Class	5.0%
Nationwide NVIT Enhanced Income Fund, ID Class	3.2%
NVIT International Index Fund, ID Class	0.3%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderate Fund

Mutual Funds (88.2%)(a)

	Shares or
	Principal Amount	Value

Equity Funds (59.9%)
NVIT Small Cap Index Fund, ID Class	14,048,999	$142,597,342
Nationwide International Index Fund, Institutional Class	35,682,134	423,903,758
NVIT International Index Fund, ID Class	821,543	9,694,204
NVIT Mid Cap Index Fund, ID Class	14,279,769	286,166,575
NVIT S&P 500 Index Fund, ID Class	82,044,013	859,000,811

Fixed Income Funds (28.3%)
Nationwide NVIT Bond Index Fund, ID Class	73,258,571	720,131,752
Nationwide NVIT Enhanced Income Fund, ID Class	9,246,405	92,464,052
Total Mutual Funds (Cost $2,374,024,072)		2,533,958,494

Fixed Contract (11.8%)(a) (b)

	Shares or
	Principal Amount	Value

Nationwide Fixed Contract, 3.95%	$337,893,311	$337,893,311

Total Investments (Cost $2,711,917,384) (c) — 100.0%		2,871,851,805
Liabilities in excess of other assets — 0.0%		(76,196)

NET ASSETS — 100.0%		$2,871,775,609

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Investor
Destinations
Moderate Fund

Assets:
Investments in affiliates, at value (cost $2,711,917,384)	$2,871,851,805
Cash	60
Interest and dividends receivable	73,133
Receivable for capital shares issued	1,076,734
Prepaid expenses	29,407

Total Assets	2,873,031,139

Liabilities:
Payable for capital shares redeemed	190,149
Accrued expenses and other payables:
Investment advisory fees	305,831
Distribution fees	588,143
Administrative servicing fees	36,364
Compliance program costs	32,230
Other	102,813

Total Liabilities	1,255,530

Net Assets	$2,871,775,609

Represented by:
Capital	$2,512,750,654
Accumulated net investment loss	(1,831,852)
Accumulated net realized gains from investment transactions	200,922,386
Net unrealized appreciation on investments	159,934,421

Net Assets	$2,871,775,609

Net Assets:
Class II Shares	$2,848,400,698
Class VI Shares	23,374,911

Total	$2,871,775,609

Shares outstanding (unlimited number of shares authorized):
Class II Shares	226,497,597
Class VI Shares	1,865,144

Total	228,362,741

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):*
Class II Shares	$12.58
Class VI Shares	$12.53

*	Not subject to a front-end sales charge.

See accompanying notes to financial statements.

 7

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Moderate Fund

INVESTMENT INCOME:
Interest income	$6,375,286
Dividend income from affiliates	33,047,396

Total Income	39,422,682

Expenses:
Investment advisory fees	1,746,229
Distribution fees Class II Shares	3,329,678
Distribution fees Class VI Shares	28,488
Administrative servicing fees Class II Shares	1,684,918
Administrative servicing fees Class VI Shares	17,634
Trustee fees	60,320
Compliance program costs (Note 3)	17,996
Other	235,430

Total expenses before earnings credit	7,120,693
Earnings credit (Note 6)	(101)

Net Expenses	7,120,592

Net Investment Income	32,302,090

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	185,702,785
Realized gain distributions from underlying funds	17,689,112

Net realized gains on investment transactions	203,391,897

Net change in unrealized depreciation on investments	(94,618,444)

Net realized/unrealized gains (losses) on investments	108,773,453

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$141,075,543

See accompanying notes to financial statements.

8

Statements of Changes in Net Assets

	Nationwide NVIT Investor
	Destinations Moderate Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$32,302,090	$47,432,705
Net realized gains on investment transactions	203,391,897	50,919,554
Net change in unrealized appreciation/depreciation on investment transactions	(94,618,444)	129,388,515

Change in net assets resulting from operations	141,075,543	227,740,774

Distributions to shareholders from:
Net investment income:
Class II	(36,344,928)	(51,810,785)
Class VI	(324,492)	(477,558)
Net realized gains on investments:
Class II	(43,372,304)	(18,140,929)
Class VI	(357,115)	(162,221)

Change in net assets from shareholder distributions	(80,398,839)	(70,591,493)

Change in net assets from capital transactions	286,703,293	755,371,878

Change in net assets	347,379,997	912,521,159
Net Assets:
Beginning of period	2,524,395,612	1,611,874,453

End of period	$2,871,775,609	$2,524,395,612

Accumulated net investment income (loss) at end of period	$(1,831,852)	$2,535,478

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$264,214,938	$760,256,687
Dividends reinvested	79,717,041	69,951,702
Cost of shares redeemed (a)	(59,023,871)	(78,686,222)

	284,908,108	751,522,167

Class VI Shares
Proceeds from shares issued	4,526,692	8,528,933
Dividends reinvested	681,605	639,779
Cost of shares redeemed (a)	(3,413,112)	(5,319,001)

	1,795,185	3,849,711

Change in net assets from capital transactions	$286,703,293	$755,371,878

SHARE TRANSACTIONS:
Class II Shares
Issued	21,001,020	64,533,522
Reinvested	6,365,190	5,957,371
Redeemed	(4,693,425)	(6,664,139)

	22,672,785	63,826,754

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Investor
	Destinations Moderate Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	363,209	722,303
Reinvested	54,604	54,630
Redeemed	(270,342)	(449,155)

	147,471	327,778

Total change in shares	22,820,256	64,154,532

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Investor Destinations Moderate Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$10.06	0.15	(1.11)	(0.96)	(0.15)
For the year ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)
For the year ended December 31, 2004 (e)	$10.54	0.21	0.78	0.99	(0.21)
For the year ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)
For the year ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)
For the six months ended June 30, 2007 (Unaudited)	$12.28	0.15	0.52	0.67	(0.17)
Class VI Shares
Period ended December 31, 2004 (g)	$10.54	0.19	0.72	0.91	(0.19)
For the year ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)
For the year ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)
For the six months ended June 30, 2007 (Unaudited)	$12.25	0.15	0.51	0.66	(0.18)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Net Assets	Ratio of
	Net		Net Asset			at End of	Expenses
	realized	Total	Value, End	Total		Period	to Average
	gains	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class II Shares
For the year ended December 31, 2002	(0.01)	(0.16)	$8.94	(9.60%	)	$165,555	0.56%
For the year ended December 31, 2003	–	(0.17)	$10.54	20.05%		$566,916	0.56%
For the year ended December 31, 2004 (e)	(0.06)	(0.27)	$11.26	9.54%		$1,118,116	0.56%
For the year ended December 31, 2005	(0.19)	(0.45)	$11.40	5.34%		$1,596,055	0.56%
For the year ended December 31, 2006	(0.11)	(0.39)	$12.28	11.35%		$2,503,358	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.20)	(0.37)	$12.58	5.44%		$2,848,401	0.53%
Class VI Shares
Period ended December 31, 2004 (g)	(0.02)	(0.21)	$11.24	8.72%		$9,384	0.41%
For the year ended December 31, 2005	(0.19)	(0.46)	$11.38	5.50%		$15,820	0.47%
For the year ended December 31, 2006	(0.11)	(0.41)	$12.25	11.44%		$21,038	0.56%
For the six months ended June 30, 2007 (Unaudited)	(0.20)	(0.38)	$12.53	5.35%		$23,375	0.56%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
For the year ended December 31, 2002	2.41%	(f)	(f)	21.58%
For the year ended December 31, 2003	2.01%	(f)	(f)	9.90%
For the year ended December 31, 2004 (e)	2.19%	(f)	(f)	5.54%
For the year ended December 31, 2005	2.41%	(f)	(f)	4.20%
For the year ended December 31, 2006	2.32%	(f)	(f)	5.69%
For the six months ended June 30, 2007 (Unaudited)	2.36%	0.53%	2.36%	75.09%
Class VI Shares
Period ended December 31, 2004 (g)	3.84%	(f)	(f)	5.54%
For the year ended December 31, 2005	2.56%	(f)	(f)	4.20%
For the year ended December 31, 2006	2.30%	(f)	(f)	5.69%
For the six months ended June 30, 2007 (Unaudited)	2.32%	0.56%	2.32%	75.09%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Investor Destinations Moderate Fund (the “Fund”) (formerly, “Gartmore GVIT Investor Destinations Moderate Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities, including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 5-15%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

12

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

14

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/ loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,711,953,028	$171,995,837	$(12,097,060)	$159,898,777

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Funds (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The Funds do not pay a fee for these.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $2,016,438 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $17,996.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $3,847.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $1,987,033,357 and sales of $1,799,659,505.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The

16

interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

18

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

20

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 23

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its secondary benchmark (which is a more appropriate indicator of performance than the Fund’s primary benchmark) for the one-year period and outperformed its secondary benchmark for the three-year period. The Board also considered that the performance of the Fund’s Class II shares had ranked in the first quintile of the Fund’s Lipper-constructed Performance Group over the one-year period. The Board also considered that the Fund’s portfolio manager had changed during 2006 and considered the services provided by the adviser to the Fund that are in addition to the advisory services that are provided to the underlying funds. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board considered that total expenses were relatively low, and the advisory fee should be consistent among all of the Investor Destination Funds offered by the Trust. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the

24

Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR 30,051,703.188 shares AGAINST 618,245.021 shares ABSTAIN 1,813,550.431 shares TOTAL 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR 4,322,203.982 shares AGAINST 2,758.318 shares ABSTAIN 135,636.840 shares TOTAL 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR 20,032,843.199 shares AGAINST 333,588.902 shares ABSTAIN 1,093,293.879 shares TOTAL 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR 35,380,179.120 shares AGAINST 631,117.844 shares ABSTAIN 1,565,714.306 shares TOTAL 37,577,011.270 shares	94.154% 1.679% 4.167%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR 56,119,814.230 shares AGAINST 666,195.542 shares ABSTAIN 1,944,898.888 shares TOTAL 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR 7,632,918.513 shares AGAINST 149,458.111 shares ABSTAIN 451,583.036 shares TOTAL 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR 48,649,396.525 shares AGAINST 979,183.753 shares ABSTAIN 2,786,133.102 shares TOTAL 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR 29,903,181.700 shares AGAINST 838,774.923 shares ABSTAIN 2,006,741.307 shares TOTAL 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR 21,0177,889.443 shares AGAINST 424,272.958 shares ABSTAIN 1,543,850.729 shares TOTAL 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR 17,050,534.593 shares AGAINST 526,574.722 shares ABSTAIN 881,608.905 shares TOTAL 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR 1,554,847.333 shares AGAINST 19,539.033 shares ABSTAIN 52,206.494 shares TOTAL 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR 4,722,963.678 shares AGAINST 157,979.030 shares ABSTAIN 207,642.222 shares TOTAL 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR 8,585,472.039 shares AGAINST 102,267.977 shares ABSTAIN 489,577.634 shares TOTAL 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR 4,123,270.549 shares AGAINST 122,001.533 shares ABSTAIN 240,276.088 shares TOTAL 4,485,548.170 shares	91.923% 2.720% 5.357%

26

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR 88,471,567.462 shares AGAINST 1,825,645.181 shares ABSTAIN 5,841,990.727 shares TOTAL 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR 14,931,435.904 shares AGAINST 409,826.402 shares ABSTAIN 1,259,945.064 shares TOTAL 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR 6,251,419.070 shares AGAINST 139,618.548 shares ABSTAIN 290,025.592 shares TOTAL 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR 49,489,224.549 shares AGAINST 1,385,396.474 shares ABSTAIN 3,696,272.337 shares TOTAL 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR 23,091,965.887 shares AGAINST 314,935,884 shares ABSTAIN 2,292,355.179 shares TOTAL 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR 188,902,093.059 shares AGAINST 3,018,924.590 shares ABSTAIN 16,359,690.401 shares TOTAL 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR 134,792,622.920 shares AGAINST 3,489,207.264 shares ABSTAIN 9,304,197.656 shares TOTAL 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR 49,627,123.216 shares AGAINST 856,088.634 shares ABSTAIN 3,507,215.650 shares TOTAL 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,879,584.971 shares AGAINST 352,594.958 shares ABSTAIN 717,792.971 shares TOTAL 11,949,972.900 shares	91.043% 2.950% 6.007%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR 221,774,863.241 shares AGAINST 12,322,482.494 shares ABSTAIN 16,471,740.875 shares TOTAL 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR 1,578,331,008.328 shares AGAINST 32,372,133.671 shares ABSTAIN 112,652,123.301 shares TOTAL 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR 125,423,274.735 shares AGAINST 2,767,979.467 shares ABSTAIN 8,762,255.828 shares TOTAL 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR 2,298,504.956 shares AGAINST 29,630.469 shares ABSTAIN 71,637.755 shares TOTAL 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR 4,972,094.773 shares AGAINST 122,623.161 shares ABSTAIN 174,625.606 shares TOTAL 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR 2,666,862.487 shares AGAINST 47,702.491 shares ABSTAIN 118,719.882 shares TOTAL 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR 15,966,867.546 shares AGAINST 259,004.324 shares ABSTAIN 1,339,385.200 shares TOTAL 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR 27,737,008.009 shares AGAINST 502,564.164 shares ABSTAIN 1,824,670.107 shares TOTAL 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR 21,253,297.665 shares AGAINST 484,100.920 shares ABSTAIN 1,803,963.645 shares TOTAL 23,541,362.230 shares	90.281% 2.056% 7.663%

28

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,862,827.499 shares AGAINST 414,574.660 shares ABSTAIN 672,570.741 shares TOTAL 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 29

Nationwide NVIT Investor Destinations Moderately Conservative Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IDMC (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder	Nationwide NVIT Investor Destinations
Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Investor Destinations
Moderately Conservative Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During	Expense
			January 1, 2007	Value,	Period*[2]	Ratio*[2]
				June 30, 2007

Class II	Actual		$1,000.00	$1,041.40	$2.68	0.53%
	Hypothetical	[1]	$1,000.00	$1,022.17	$2.66	0.53%
Class VI	Actual		$1,000.00	$1,041.30	$2.83	0.56%
	Hypothetical	[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

[2]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

4

Portfolio Summary	Nationwide NVIT Investor Destinations Moderately Conservative Fund

June 30, 2007

Asset Allocation

Mutual Funds	82.9%
Fixed Contract	17.0%
Other assets in excess of liabilities	0.1%

100.0%

Asset Allocation Detail

Fixed Income Funds	43.0%
Equity Funds	39.9%
Fixed Contract	17.0%
Other	0.1%

100.0%

Top Holdings

Nationwide NVIT Bond Index Fund, ID Class	35.1%
NVIT S&P 500 Index Fund, ID Class	19.9%
Nationwide Fixed Contract, 3.95%	17.0%
NVIT Mid Cap Index Fund, ID Class	9.9%
Nationwide International Index Fund, Institutional Class	8.8%
Nationwide NVIT Enhanced Income Fund, ID Class	7.9%
NVIT International Index Fund, ID Class	1.3%
Other	0.1%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderately Conservative Fund

MUTUAL FUNDS (82.9%)(a)

	Shares or
	Principal Amount	Value

Equity Funds (39.9%)
NVIT S&P 500 Index Fund, ID Class	14,253,605	$149,235,242
NVIT Mid Cap Index Fund, ID Class	3,721,262	74,574,094
NVIT International Index Fund, ID Class	821,543	9,694,204
Nationwide International Index Fund, Institutional Class	5,524,315	65,628,865

Fixed Income Funds (43.0%)
Nationwide NVIT Enhanced Income Fund, ID Class	5,908,200	59,081,997
Nationwide NVIT Bond Index Fund, ID Class	26,727,329	262,729,643

Total Mutual Funds (Cost $597,982,435)		620,944,045

FIXED CONTRACT (17.0%)(a) (b)

	Shares or
	Principal Amount	Value

Nationwide Fixed Contract, 3.95%	$127,832,194	$127,832,194

Total Investments (Cost $725,814,629) (c) — 99.9%		748,776,239
Other assets in excess of liabilities — 0.1%		422,829

NET ASSETS — 100.0%		$749,199,068

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Investor
Destinations Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $725,814,629)	$748,776,239
Cash	63
Interest and dividends receivable	27,668
Receivable for capital shares issued	868,148
Prepaid expenses	7,332

Total Assets	749,679,450

Liabilities:
Payable for capital shares redeemed	190,341
Accrued expenses and other payables:
Investment advisory fees	78,962
Distribution fees	151,851
Administrative servicing fees	5,842
Compliance program costs	8,238
Other	45,148

Total Liabilities	480,382

Net Assets	$749,199,068

Represented by:
Capital	$692,574,081
Accumulated net investment loss	(172,956)
Accumulated net realized gains from investment transactions	33,836,333
Net unrealized appreciation on investments	22,961,610

Net Assets	$749,199,068

Net Assets:
Class II Shares	$743,148,363
Class VI Shares	6,050,705

Total	$749,199,068

Shares outstanding (unlimited number of shares authorized):
Class II Shares	65,506,048
Class VI Shares	535,240

Total	66,041,288

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):*
Class II Shares	$11.34
Class VI Shares	$11.30

*	Not subject to a front-end sales charge.

See accompanying notes to financial statements.

 7

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Moderately
Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$2,255,315
Dividend income from affiliates	9,575,401

Total Income	11,830,716

Expenses:
Investment advisory fees	439,887
Distribution fees Class II Shares	840,132
Distribution fees Class VI Shares	5,813
Administrative servicing fees Class II Shares	421,057
Administrative servicing fees Class VI Shares	3,526
Trustee fees	15,583
Compliance program costs (Note 3)	4,445
Other	71,478

Total expenses before earnings credit	1,801,921
Earnings credit (Note 6)	(23)

Net Expenses	1,801,898

Net Investment Income	10,028,818

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	31,453,564
Realized gain distributions from underlying funds	3,974,841

Net realized gains on investment transactions	35,428,405

Net change in unrealized depreciation on investments	(18,077,552)

Net realized/unrealized gains (losses) on investments	17,350,853

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,379,671

See accompanying notes to financial statements.

8

Statements of Changes in Net Assets

	Nationwide NVIT Investor Destinations
	Moderately Conservative Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$10,028,818	$15,557,112
Net realized gains on investment transactions	35,428,405	19,456,603
Net change in unrealized appreciation/depreciation on investment transactions	(18,077,552)	12,268,968

Change in net assets resulting from operations	27,379,671	47,282,683

Distributions to shareholders from:
Net investment income:
Class II	(10,499,545)	(16,134,868)
Class VI	(81,492)	(112,038)
Net realized gains on investments:
Class II	(19,126,179)	(7,615,982)
Class VI	(146,726)	(54,581)

Change in net assets from shareholder distributions	(29,853,942)	(23,917,469)

Change in net assets from capital transactions	114,259,469	84,357,639

Change in net assets	111,785,198	107,722,853
Net Assets:
Beginning of period	637,413,870	529,691,017

End of period	$749,199,068	$637,413,870

Accumulated net investment income (loss) at end of period	$(172,956)	$379,263

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$112,391,318	$150,330,307
Dividends reinvested	29,625,664	23,750,847
Cost of shares redeemed (a)	(30,221,585)	(88,939,907)

	111,795,397	85,141,247

Class VI Shares
Proceeds from shares issued	2,972,038	2,826,367
Dividends reinvested	228,218	166,619
Cost of shares redeemed (a)	(736,184)	(3,776,594)

	2,464,072	(783,608)

Change in net assets from capital transactions	$114,259,469	$84,357,639

SHARE TRANSACTIONS:
Class II Shares
Issued	9,675,686	13,566,353
Reinvested	2,609,818	2,166,399
Redeemed	(2,616,451)	(8,046,126)

	9,669,053	7,686,626

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Investor Destinations
	Moderately Conservative Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	258,306	254,900
Reinvested	20,176	15,249
Redeemed	(64,085)	(340,660)

	214,397	(70,511)

Total change in shares	9,883,450	7,616,115

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Investor Destinations Moderately Conservative Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$10.04	0.18	(0.60)	(0.42)	(0.18)
For the year ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)
For the year ended December 31, 2004 (e)	$10.48	0.23	0.50	0.73	(0.23)
For the year ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)
For the year ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)
For the six months ended June 30, 2007 (Unaudited)	$11.35	0.15	0.31	0.46	(0.17)
Class VI Shares
Period ended December 31, 2004 (f)	$10.44	0.20	0.49	0.69	(0.20)
For the year ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)
For the year ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)
For the six months ended June 30, 2007 (Unaudited)	$11.32	0.15	0.31	0.46	(0.18)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Net Assets	Ratio of
	Net		Net Asset			at End of	Expenses
	realized	Total	Value, End	Total		Period	to Average
	gains	Distributions	of Period	Return (a)		(000s)	Net Assets (b)

Class II Shares
For the year ended December 31, 2002	(0.01)	(0.19)	$9.43	(4.15%	)	$95,669	0.56%
For the year ended December 31, 2003	(0.02)	(0.23)	$10.48	13.70%		$258,529	0.56%
For the year ended December 31, 2004 (e)	(0.07)	(0.30)	$10.91	7.16%		$425,066	0.56%
For the year ended December 31, 2005	(0.20)	(0.48)	$10.91	4.49%		$525,426	0.56%
For the year ended December 31, 2006	(0.15)	(0.46)	$11.35	8.42%		$633,782	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.30)	(0.47)	$11.34	4.14%		$743,148	0.53%
Class VI Shares
Period ended December 31, 2004 (f)	(0.03)	(0.23)	$10.90	6.67%		$719	0.41%
For the year ended December 31, 2005	(0.20)	(0.50)	$10.90	4.65%		$4,265	0.48%
For the year ended December 31, 2006	(0.15)	(0.47)	$11.32	8.39%		$3,632	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.30)	(0.48)	$11.30	4.13%		$6,051	0.56%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
For the year ended December 31, 2002	2.96%	(g)	(g)	35.19%
For the year ended December 31, 2003	2.32%	(g)	(g)	12.61%
For the year ended December 31, 2004 (e)	2.35%	(g)	(g)	7.18%
For the year ended December 31, 2005	2.66%	(g)	(g)	11.32%
For the year ended December 31, 2006	2.69%	(g)	(g)	17.68%
For the six months ended June 30, 2007 (Unaudited)	2.89%	0.53%	2.89%	83.62%
Class VI Shares
Period ended December 31, 2004 (f)	3.37%	(g)	(g)	7.18%
For the year ended December 31, 2005	2.65%	(g)	(g)	11.32%
For the year ended December 31, 2006	2.65%	(g)	(g)	17.68%
For the six months ended June 30, 2007 (Unaudited)	2.98%	0.56%	2.98%	83.62%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Investor Destinations Moderately Conservative Fund (the “Fund”) (formerly, “Gartmore GVIT Investor Destinations Moderately Conservative Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities, including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 10-20%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

12

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

14

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$725,820,140	$27,323,000	$(4,366,901)	$22,956,099

(l) Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Funds (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The Funds do not pay a fee for these.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, Inc, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $508,087 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $4,445.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $1,547.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $549,069,250 and sales of $477,384,139.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The

16

interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

18

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

20

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 23

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its secondary benchmark (which is a more appropriate indicator of performance than the Fund’s primary benchmark) for the one-year period and outperformed its secondary benchmark for the three- year period. The Board also considered that the Fund’s portfolio manager had changed during 2006 and considered the services provided by the adviser to the Fund that are in addition to the advisory services that are provided to the underlying funds. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board considered that total expenses were relatively low, and the advisory fee should be consistent among all of the Investor Destination Funds offered by the Trust. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA

24

will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR 30,051,703.188 shares AGAINST 618,245.021 shares ABSTAIN 1,813,550.431 shares TOTAL 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR 4,322,203.982 shares AGAINST 2,758.318 shares ABSTAIN 135,636.840 shares TOTAL 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR 20,032,843.199 shares AGAINST 333,588.902 shares ABSTAIN 1,093,293.879 shares TOTAL 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR 35,380,179.120 shares AGAINST 631,117.844 shares ABSTAIN 1,565,714.306 shares TOTAL 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR 56,119,814.230 shares AGAINST 666,195.542 shares ABSTAIN 1,944,898.888 shares TOTAL 58,730,908.660 shares	95.554% 1.134% 3.312%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR 7,632,918.513 shares AGAINST 149,458.111 shares ABSTAIN 451,583.036 shares TOTAL 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR 48,649,396.525 shares AGAINST 979,183.753 shares ABSTAIN 2,786,133.102 shares TOTAL 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR 29,903,181.700 shares AGAINST 838,774.923 shares ABSTAIN 2,006,741.307 shares TOTAL 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR 21,0177,889.443 shares AGAINST 424,272.958 shares ABSTAIN 1,543,850.729 shares TOTAL 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR 17,050,534.593 shares AGAINST 526,574.722 shares ABSTAIN 881,608.905 shares TOTAL 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR 1,554,847.333 shares AGAINST 19,539.033 shares ABSTAIN 52,206.494 shares TOTAL 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR 4,722,963.678 shares AGAINST 157,979.030 shares ABSTAIN 207,642.222 shares TOTAL 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR 8,585,472.039 shares AGAINST 102,267.977 shares ABSTAIN 489,577.634 shares TOTAL 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR 4,123,270.549 shares AGAINST 122,001.533 shares ABSTAIN 240,276.088 shares TOTAL 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR 88,471,567.462 shares AGAINST 1,825,645.181 shares ABSTAIN 5,841,990.727 shares TOTAL 96,139,203.370 shares	92.024% 1.899% 6.077%

26

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR 14,931,435.904 shares AGAINST 409,826.402 shares ABSTAIN 1,259,945.064 shares TOTAL 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR 6,251,419.070 shares AGAINST 139,618.548 shares ABSTAIN 290,025.592 shares TOTAL 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR 49,489,224.549 shares AGAINST 1,385,396.474 shares ABSTAIN 3,696,272.337 shares TOTAL 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR 23,091,965.887 shares AGAINST 314,935,884 shares ABSTAIN 2,292,355.179 shares TOTAL 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR 188,902,093.059 shares AGAINST 3,018,924.590 shares ABSTAIN 16,359,690.401 shares TOTAL 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR 134,792,622.920 shares AGAINST 3,489,207.264 shares ABSTAIN 9,304,197.656 shares TOTAL 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR 49,627,123.216 shares AGAINST 856,088.634 shares ABSTAIN 3,507,215.650 shares TOTAL 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,879,584.971 shares AGAINST 352,594.958 shares ABSTAIN 717,792.971 shares TOTAL 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR 221,774,863.241 shares AGAINST 12,322,482.494 shares ABSTAIN 16,471,740.875 shares TOTAL 250,569,086.610 shares	88.508% 4.918% 6.574%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR 1,578,331,008.328 shares AGAINST 32,372,133.671 shares ABSTAIN 112,652,123.301 shares TOTAL 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR 125,423,274.735 shares AGAINST 2,767,979.467 shares ABSTAIN 8,762,255.828 shares TOTAL 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR 2,298,504.956 shares AGAINST 29,630.469 shares ABSTAIN 71,637.755 shares TOTAL 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR 4,972,094.773 shares AGAINST 122,623.161 shares ABSTAIN 174,625.606 shares TOTAL 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR 2,666,862.487 shares AGAINST 47,702.491 shares ABSTAIN 118,719.882 shares TOTAL 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR 15,966,867.546 shares AGAINST 259,004.324 shares ABSTAIN 1,339,385.200 shares TOTAL 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR 27,737,008.009 shares AGAINST 502,564.164 shares ABSTAIN 1,824,670.107 shares TOTAL 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR 21,253,297.665 shares AGAINST 484,100.920 shares ABSTAIN 1,803,963.645 shares TOTAL 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,862,827.499 shares AGAINST 414,574.660 shares ABSTAIN 672,570.741 shares TOTAL 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

28

Nationwide NVIT Investor Destinations Conservative Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IDC (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Shareholder	Nationwide NVIT Investor Destinations
Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Investor Destinations
Conservative Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During	Expense
			January 1, 2007	Value,	Period*[2]	Ratio*[2]
				June 30, 2007

Class II	Actual		$1,000.00	$1,027.20	$2.76	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.07	$2.76	0.55%
Class VI	Actual		$1,000.00	$1,027.10	$2.81	0.56%
	Hypothetical	[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

[2]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

4

Portfolio Summary	Nationwide NVIT Investor Destinations Conservative Fund

June 30, 2007

Asset Allocation

Mutual Funds	79.7%
Fixed Contract	20.4%
Liabilities in excess of other assets	-0.1%

100.0%

Asset Allocation Detail

Fixed Income Funds	54.7%
Equity Funds	20.0%
Money Market Funds	5.0%
Fixed Contract	20.4%
Other	-0.1%

100.0%

Top Holdings

Nationwide NVIT Bond Index Fund, ID Class	40.1%
Nationwide Fixed Contract, 3.95%	20.4%
Nationwide NVIT Enhanced Income Fund, ID Class	14.6%
NVIT S&P 500 Index Fund, ID Class	10.0%
NVIT Money Market Fund, ID Class	5.0%
NVIT Mid Cap Index Fund, ID Class	5.0%
NVIT International Index Fund, ID Class	3.2%
Nationwide International Index Fund, Institutional Class	1.8%
Other	-0.1%

100.0%

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Conservative Fund

MUTUAL FUNDS (79.7%)(a)

	Shares or
	Principal Amount	Value

Equity Funds (20.0%)
Nationwide International Index Fund, Institutional Class	472,187	$5,609,576
NVIT International Index Fund, ID Class	821,543	9,694,204
NVIT Mid Cap Index Fund, ID Class	756,374	15,157,741
NVIT S&P 500 Index Fund, ID Class	2,897,152	30,333,177

Fixed Income Funds (54.7%)
Nationwide NVIT Bond Index Fund, ID Class	12,417,209	122,061,167
Nationwide NVIT Enhanced Income Fund, ID Class	4,440,349	44,403,489

Money Market Funds (5.0%)
NVIT Money Market Fund, ID Class	15,195,560	15,195,560

Total Mutual Funds (Cost $240,588,243)		242,454,914

FIXED CONTRACT (20.4%)(a) (b)

	Shares or
	Principal Amount	Value

Nationwide Fixed Contract, 3.95%	$61,972,062	$61,972,062

Total Investments (Cost $302,560,305) (c) — 100.1%		304,426,976
Liabilities in excess of other assets — (0.1)%		(155,228)

NET ASSETS — 100.0%		$304,271,748

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Conservative Fund

Assets:
Investments in affiliates, at value (cost $302,560,305)	$304,426,976
Cash	193
Interest and dividends receivable	63,343
Receivable for capital shares issued	27,863
Prepaid expenses	3,852

Total Assets	304,522,227

Liabilities:
Payable for capital shares redeemed	101,881
Accrued expenses and other payables:
Investment advisory fees	32,446
Distribution fees	62,398
Administrative servicing fees	17,471
Compliance program costs	4,123
Other	32,160

Total Liabilities	250,479

Net Assets	$304,271,748

Represented by:
Capital	$296,873,005
Accumulated net investment income	60,075
Accumulated net realized gains from investment transactions	5,471,997
Net unrealized appreciation on investments	1,866,671

Net Assets	$304,271,748

Net Assets:
Class II Shares	$299,111,741
Class VI Shares	5,160,007

Total	$304,271,748

Shares outstanding (unlimited number of shares authorized):
Class II Shares	28,992,722
Class VI Shares	502,040

Total	29,494,762

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):*
Class II Shares	$10.32
Class VI Shares	$10.28

*	Not subject to a front-end sales charge.

See accompanying notes to financial statements.

 7

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Investor Destinations
Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$1,287,222
Dividend income from affiliates	4,849,932

Total Income	6,137,154

Expenses:
Investment advisory fees	198,885
Distribution fees Class II Shares	376,585
Distribution fees Class VI Shares	5,890
Administrative servicing fees Class II Shares	204,421
Administrative servicing fees Class VI Shares	3,482
Trustee fees	7,074
Compliance program costs (Note 3)	2,167
Other	42,454

Total expenses before earnings credit	840,958
Earnings credit (Note 6)	(101)

Net Expenses	840,857

Net Investment Income	5,296,297

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions with affiliates	7,253,128
Realized gain distributions from underlying funds	893,264

Net realized gains on investment transactions	8,146,392

Net change in unrealized depreciation on investments	(4,979,877)

Net realized/unrealized gains (losses) on investments	3,166,515

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,462,812

See accompanying notes to financial statements.

8

Statements of Changes in Net Assets

	Nationwide NVIT Investor
	Destinations Conservative Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$5,296,297	$9,414,168
Net realized gains on investment transactions	8,146,392	5,936,728
Net change in unrealized appreciation/depreciation on investment transactions	(4,979,877)	2,833,228

Change in net assets resulting from operations	8,462,812	18,184,124

Distributions to shareholders from:
Net investment income:
Class II	(5,223,572)	(9,362,448)
Class VI	(88,144)	(183,662)
Net realized gains on investments:
Class II	(7,040,572)	(3,126,505)
Class VI	(122,000)	(56,609)

Change in net assets from shareholder distributions	(12,474,288)	(12,729,224)

Change in net assets from capital transactions	(2,268,770)	20,121,133

Change in net assets	(6,280,246)	25,576,033
Net Assets:
Beginning of period	310,551,994	284,975,961

End of period	$304,271,748	$310,551,994

Accumulated net investment income at end of period	$60,075	$75,494

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$33,294,548	$103,068,728
Dividends reinvested	12,264,082	12,488,923
Cost of shares redeemed (a)	(47,129,300)	(96,645,803)

	(1,570,670)	18,911,848

Class VI Shares
Proceeds from shares issued	1,238,082	5,171,391
Dividends reinvested	210,142	240,271
Cost of shares redeemed (a)	(2,146,324)	(4,202,377)

	(698,100)	1,209,285

Change in net assets from capital transactions	$(2,268,770)	$20,121,133

SHARE TRANSACTIONS:
Class II Shares
Issued	3,147,025	9,975,165
Reinvested	1,184,293	1,217,177
Redeemed	(4,447,543)	(9,378,104)

	(116,225)	1,814,238

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Investor
	Destinations Conservative Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	117,294	499,380
Reinvested	20,378	23,454
Redeemed	(205,073)	(406,223)

	(67,401)	116,611

Total change in shares	(183,626)	1,930,849

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

10

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Nationwide NVIT Investor Destinations Conservative Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$10.01	0.21	(0.18)	0.03	(0.21)
For the year ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)
For the year ended December 31, 2004 (f)	$10.32	0.24	0.23	0.47	(0.24)
For the year ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)
For the year ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)
For the six months ended June 30, 2007 (Unaudited)	$10.46	0.18	0.11	0.29	(0.18)
Class VI Shares
For the year ended December 31, 2004 (e)	$10.26	0.21	0.25	0.46	(0.21)
For the year ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)
For the year ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)
For the six months ended June 30, 2007 (Unaudited)	$10.43	0.18	0.11	0.29	(0.19)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
					Net Assets	Ratio of
	Net		Net Asset		at End of	Expenses
	realized	Total	Value, End	Total	Period	to Average
	gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)

Class II Shares
For the year ended December 31, 2002	–	(0.21)	$9.83	0.40%	$90,358	0.56%
For the year ended December 31, 2003	(0.04)	(0.28)	$10.32	7.91%	$90,624	0.56%
For the year ended December 31, 2004 (f)	(0.10)	(0.34)	$10.45	4.65%	$256,277	0.56%
For the year ended December 31, 2005	(0.23)	(0.52)	$10.27	3.31%	$280,331	0.57%
For the year ended December 31, 2006	(0.10)	(0.42)	$10.46	6.16%	$304,610	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.25)	(0.43)	$10.32	2.72%	$299,112	0.55%
Class VI Shares
For the year ended December 31, 2004 (e)	(0.06)	(0.27)	$10.45	4.48%	$1,454	0.41%
For the year ended December 31, 2005	(0.23)	(0.54)	$10.26	3.39%	$4,645	0.47%
For the year ended December 31, 2006	(0.10)	(0.43)	$10.43	6.13%	$5,942	0.57%
For the six months ended June 30, 2007 (Unaudited)	(0.25)	(0.44)	$10.28	2.71%	$5,160	0.56%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
For the year ended December 31, 2002	3.30%	(g)	(g)	28.70%
For the year ended December 31, 2003	2.55%	(g)	(g)	24.84%
For the year ended December 31, 2004 (f)	2.39%	(g)	(g)	15.34%
For the year ended December 31, 2005	2.79%	(g)	(g)	30.49%
For the year ended December 31, 2006	3.10%	(g)	(g)	45.93%
For the six months ended June 30, 2007 (Unaudited)	3.36%	0.55%	3.36%	94.15%
Class VI Shares
For the year ended December 31, 2004 (e)	3.00%	(g)	(g)	15.34%
For the year ended December 31, 2005	2.95%	(g)	(g)	30.49%
For the year ended December 31, 2006	3.13%	(g)	(g)	45.93%
For the six months ended June 30, 2007 (Unaudited)	3.38%	0.56%	3.38%	94.15%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.
(f)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(g)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 11

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Investor Destinations Conservative Fund (the “Fund”) (formerly, “Gartmore GVIT Investor Destinations Conservative Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities, including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 20-30%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

12

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

14

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$302,594,293	$3,859,368	$(2,026,685)	$1,832,683

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides various administrative and accounting services for the Funds (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The Funds do not pay a fee for these.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $229,431 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,167.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,229.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $230,822,102 and sales of $235,921,395.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The

16

interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

18

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 19

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

20

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 23

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its secondary benchmark (which is a more appropriate indicator of performance than the Fund’s primary benchmark) for the one-year period and had outperformed its secondary benchmark for the three-year period. The Board also considered that the Fund’s portfolio manager had changed during 2006 and considered the services provided by the adviser to the Fund that are in addition to the advisory services that are provided to the underlying funds. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed the Fund in the second quintile. The Board considered that total expenses were relatively low, and the advisory fee should be consistent among all of the Investor Destination Funds offered by the Trust. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2005 and 2006. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA

24

will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR 30,051,703.188 shares AGAINST 618,245.021 shares ABSTAIN 1,813,550.431 shares TOTAL 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR 4,322,203.982 shares AGAINST 2,758.318 shares ABSTAIN 135,636.840 shares TOTAL 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR 20,032,843.199 shares AGAINST 333,588.902 shares ABSTAIN 1,093,293.879 shares TOTAL 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR 35,380,179.120 shares AGAINST 631,117.844 shares ABSTAIN 1,565,714.306 shares TOTAL 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR 56,119,814.230 shares AGAINST 666,195.542 shares ABSTAIN 1,944,898.888 shares TOTAL 58,730,908.660 shares	95.554% 1.134% 3.312%

 25

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR 7,632,918.513 shares AGAINST 149,458.111 shares ABSTAIN 451,583.036 shares TOTAL 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR 48,649,396.525 shares AGAINST 979,183.753 shares ABSTAIN 2,786,133.102 shares TOTAL 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR 29,903,181.700 shares AGAINST 838,774.923 shares ABSTAIN 2,006,741.307 shares TOTAL 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR 21,0177,889.443 shares AGAINST 424,272.958 shares ABSTAIN 1,543,850.729 shares TOTAL 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR 17,050,534.593 shares AGAINST 526,574.722 shares ABSTAIN 881,608.905 shares TOTAL 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR 1,554,847.333 shares AGAINST 19,539.033 shares ABSTAIN 52,206.494 shares TOTAL 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR 4,722,963.678 shares AGAINST 157,979.030 shares ABSTAIN 207,642.222 shares TOTAL 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR 8,585,472.039 shares AGAINST 102,267.977 shares ABSTAIN 489,577.634 shares TOTAL 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR 4,123,270.549 shares AGAINST 122,001.533 shares ABSTAIN 240,276.088 shares TOTAL 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR 88,471,567.462 shares AGAINST 1,825,645.181 shares ABSTAIN 5,841,990.727 shares TOTAL 96,139,203.370 shares	92.024% 1.899% 6.077%

26

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR 14,931,435.904 shares AGAINST 409,826.402 shares ABSTAIN 1,259,945.064 shares TOTAL 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR 6,251,419.070 shares AGAINST 139,618.548 shares ABSTAIN 290,025.592 shares TOTAL 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR 49,489,224.549 shares AGAINST 1,385,396.474 shares ABSTAIN 3,696,272.337 shares TOTAL 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR 23,091,965.887 shares AGAINST 314,935,884 shares ABSTAIN 2,292,355.179 shares TOTAL 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR 188,902,093.059 shares AGAINST 3,018,924.590 shares ABSTAIN 16,359,690.401 shares TOTAL 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR 134,792,622.920 shares AGAINST 3,489,207.264 shares ABSTAIN 9,304,197.656 shares TOTAL 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR 49,627,123.216 shares AGAINST 856,088.634 shares ABSTAIN 3,507,215.650 shares TOTAL 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,879,584.971 shares AGAINST 352,594.958 shares ABSTAIN 717,792.971 shares TOTAL 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR 221,774,863.241 shares AGAINST 12,322,482.494 shares ABSTAIN 16,471,740.875 shares TOTAL 250,569,086.610 shares	88.508% 4.918% 6.574%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR 1,578,331,008.328 shares AGAINST 32,372,133.671 shares ABSTAIN 112,652,123.301 shares TOTAL 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR 125,423,274.735 shares AGAINST 2,767,979.467 shares ABSTAIN 8,762,255.828 shares TOTAL 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR 2,298,504.956 shares AGAINST 29,630.469 shares ABSTAIN 71,637.755 shares TOTAL 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR 4,972,094.773 shares AGAINST 122,623.161 shares ABSTAIN 174,625.606 shares TOTAL 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR 2,666,862.487 shares AGAINST 47,702.491 shares ABSTAIN 118,719.882 shares TOTAL 2,833,284.860 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR 15,966,867.546 shares AGAINST 259,004.324 shares ABSTAIN 1,339,385.200 shares TOTAL 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR 27,737,008.009 shares AGAINST 502,564.164 shares ABSTAIN 1,824,670.107 shares TOTAL 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR 21,253,297.665 shares AGAINST 484,100.920 shares ABSTAIN 1,803,963.645 shares TOTAL 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR 10,862,827.499 shares AGAINST 414,574.660 shares ABSTAIN 672,570.741 shares TOTAL 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

28

Gartmore NVIT Developing Markets Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Gartmore NVIT Developing Markets Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
Gartmore NVIT Developing			Account Value,	Account Value,	Expenses Paid	Annualized
Markets Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class II	Actual		$1,000.00	$1,195.20	$8.27	1.52%
	Hypothetical	[1]	$1,000.00	$1,017.26	$7.63	1.52%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary June 30, 2007	Gartmore NVIT Developing Markets Fund

Asset Allocation

Common Stock	92.9%
Participation Notes	4.7%
Repurchase Agreements	1.9%
Foreign Bonds	0.0%
Other assets in excess of liabilities	0.5%

100.0%

Top Holdings*

Samsung Electrical Co. Ltd.	2.7%
Companhia Vale do Rio Doce, Class A	2.5%
America Movil SA de CV ADR	2.4%
Hon Hai Precision Industry Co. Ltd.	2.3%
Gazprom ADR	2.3%
Lojas Renner SA	2.2%
Petroleo Brasileiro SA ADR	2.2%
Sberbank RF	2.1%
Bharti Tele-Ventures Ltd.	2.1%
China Mobile Ltd.	2.0%
Other	77.2%

100.0%

Top Industries

Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	11.0%
Metals & Mining	10.9%
Wireless Telecommunication Services	9.2%
Semiconductors & Semiconductor Equipment	7.1%
Insurance	4.3%
Construction & Engineering	3.5%
Multiline Retail	2.9%
Construction Materials	2.8%
Electric Utilities	2.5%
Other	32.8%

100.0%

Top Countries

Republic of Korea	15.7%
Brazil	13.7%
Taiwan	10.5%
Russian Federation	9.8%
China	8.5%
Hong Kong	7.3%
South Africa	6.6%
Mexico	6.6%
India	5.7%
Malaysia	3.7%
Other	11.9%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Gartmore NVIT Developing Markets Fund

Common Stock (92.9%)

	Shares or
	Principal Amount	Value

ARGENTINA (1.0%)
Metals & Mining 1.0%
Tenaris SA ADR	91,700	$4,489,632

BRAZIL (13.7%)
Commercial Banks (2.3%)
Banco Bradesco SA, Preferred Shares	190,792	4,604,539
Unibanco GDR	46,300	5,225,881

		9,830,420

Insurance (1.1%)
Porto Seguro SA	127,900	4,909,025

Metals & Mining (2.5%)
Companhia Vale do Rio Doce, Preferred Shares, Class A	283,834	10,621,692

Multiline Retail (2.2%)
Lojas Renner SA	510,200	9,473,631

Oil, Gas & Consumable Fuels (2.4%)
Petroleo Brasileiro SA	30,600	930,062
Petroleo Brasileiro SA ADR	77,634	9,414,675

		10,344,737

Paper & Forest Products (0.9%)
Aracruz Celulose SA ADR	54,778	3,628,495

Telephones (1.1%)
Brasil Telecom Participacoes SA	78,825	4,765,760

Transportation Infrastructure (1.2%)
Companhia de Consessoes Rodoviarias	281,404	5,229,619

		58,803,379

CHINA (8.5%)
Commercial (Bank 0.9%) (a)
China Construction Bank, Class H	5,446,000	3,745,072

Construction Materials (1.8%) (a)
Anhui Conch Cement Co. Ltd.	1,122,200	7,889,963

Insurance (1.1%)(a)
Ping An Insurance (Group) Co. of China Ltd.	646,000	4,563,762

Media (0.9%)
Focus Media Holding Ltd. ADR*	76,100	3,843,050

Oil, Gas & Consumable Fuels (3.8%) (a)
China Petroleum & Chemical Corp.	7,312,000	8,158,047
China Shenhua Energy Co.	1,175,500	4,101,905
PetroChina Co. Ltd.	2,865,000	4,255,675

		16,515,627

		36,557,474

CZECH REPUBLIC (1.5%) (a)
Electric Utility (1.5%)
CEZ AS	123,700	6,366,210

HONG KONG (7.3%)
Multi-Utility (1.4%) (a)
China Resources Power Holdings Co. Ltd.	2,551,800	6,098,185

Personal Products (0.7%) (a)
Hengan International Group Co. Ltd.	862,000	3,065,252

Real Estate Management & Development (1.4%)
Country Garden Holdings Co.*	971,000	819,629
Shimao Property Holdings Ltd.(a)	2,378,900	5,321,887

		6,141,516

Textiles, Apparel & Luxury Goods (0.4%) (a)
Ports Design Ltd.	533,500	1,500,736

Transportation (1.4%) (a)
Pacific Basin Shipping Ltd.	5,099,000	5,733,162

Wireless Telecommunication Services (2.0%) (a)
China Mobile Ltd.	806,300	8,675,334

		31,214,185

HUNGARY (0.9%) (a)
Oil, Gas & Consumable Fuels (0.9%)
MOL Magyar Olaj-es Gazipari	26,500	3,995,811

INDIA (1.1%)
IT Services (1.1%)
Satyam Computer Services Ltd. ADR	200,500	4,964,380

INDONESIA (1.7%) (a)
Automobiles (0.8%)
PT Astra International, Inc.	1,863,000	3,497,729

Diversified Telecommunication Services (0.9%)
PT Telekomunikasi Indonesia	3,471,456	3,767,882

		7,265,611

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

KAZAKHSTAN (0.7%) (a)
Oil, Gas & Consumable Fuels (0.7%)
Kazmunaigas Exploration Production GDR*	148,200	$3,147,393

MALAYSIA (3.7%)
Commercial Bank (1.4%) (a)
Bumiputra Commerce Holdings Berhad	1,703,500	5,776,407

Food Products (1.2%) (a)
IOI Corporation Berhad	3,360,300	5,075,034

Hotels, Restaurants & Leisure (0.9%) (a)
Genting Berhard	1,669,600	3,998,220

Wireless Telecommunication Services (0.2%)
Maxis Communications Berhad	218,100	986,191

		15,835,852

MEXICO (6.6%)
Commercial Bank (1.6%)
Grupo Financiero Banorte SA de CV	1,493,434	6,840,240

Food & Staples Retailing (1.2%)
Wal-Mart de Mexico SA de CV	1,300,800	4,936,851

Industrial Conglomerate (0.5%)
Grupo Carso SA de CV	578,327	2,237,718

Metals & Mining (0.9%)
Industrias CH SA*	797,900	3,685,570

Wireless Telecommunication Services (2.4%)
America Movil SA de CV ADR	169,100	10,472,363

		28,172,742

POLAND (0.7%) (a)
Commercial Bank (0.7%)
Bank Zachodni WBK SA	27,889	2,884,036

REPUBLIC OF KOREA (15.7%)
Airline (0.3%)(a)
Korean Air Lines Co. Ltd.	23,700	1,345,154

Building Products (0.7%)(a)
KCC Corp.	6,200	2,818,355

Chemicals (0.9%) (a)
LG Chem Ltd.	43,495	3,669,897

Commercial Banks (1.9%) (a)
Industrial Bank of Korea	305,600	6,224,539
Korea Exchange Bank	116,490	1,732,762

		7,957,301

Construction & Engineering (3.0%) (a)
Hyundai Development Co.	72,700	5,174,851
Hyundai Heavy Industries	20,925	7,799,343

		12,974,194

Diversified Financial Services (0.7%) (a)
Shinhan Financial Group Ltd.	51,484	3,134,890

Electronic Equipment & Instruments (0.0%)
Samsung Electronics Co. Ltd. GDR	2	476

Insurance (1.0%) (a)
Samsung Fire & Marine Insurance Co. Ltd.	21,267	4,095,608

Machinery (1.5%) (a)
Hanjin Heavy Industries & Construction Co. Ltd.	90,810	6,441,760

Metals & Mining (2.3%) (a)
Korea Zinc Co. Ltd.	16,451	2,793,739
POSCO	14,990	7,199,186

		9,992,925

Multiline Retail (0.7%)
Lotte Shopping Co. Ltd. GDR	163,551	3,176,160

Semiconductors & Semiconductor Equipment (2.7%) (a)
Samsung Electrical Co. Ltd.	19,103	11,683,094

		67,289,814

RUSSIAN FEDERATION (9.8%)
Automobiles (0.9%) (a)
JSC Severstal-Avto	115,180	3,887,325

Commercial Bank (2.1%) (a)
Sberbank RF	2,307	8,914,025

Electric Utility (1.0%)
RAO Unified Energy System GDR*	30,596	4,138,109

Metals & Mining (1.2%)
Chelyabinsk Zink Plant*	4,300	645,000
Norilsk Nickel ADR	21,000	4,662,000

		5,307,000

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Gartmore NVIT Developing Markets Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

RUSSIAN FEDERATION (continued)
Oil, Gas & Consumable Fuels (3.2%)
Gazprom ADR	235,700	$9,878,187
Surgutneftegaz ADR	72,574	3,962,540

		13,840,727

Real Estate Investment Trust (REIT) (0.1%)
AFI Development PLC GDR*	40,081	452,915

Wireless Telecommunication Services (1.3%)
Mobile Telesystems ADR	91,565	5,546,092

		42,086,193

SOUTH AFRICA (6.6%) (a)
Commercial Bank (1.0%)
ABSA Group Ltd.	223,798	4,150,568

Food & Staples Retailing (0.5%)
Massmart Holdings Ltd.	162,700	1,984,862

Health Care Providers & Services (0.9%)
Network Healthcare Holdings Ltd.	1,912,600	3,899,717

Industrial Conglomerate (1.1%)
Barloworld Ltd.	175,164	4,874,058

Metals & Mining (1.1%)
Anglo Platinum Ltd.	29,003	4,769,717

Specialty Retail (0.8%)
Truworths International Ltd.	685,600	3,532,052

Wireless Telecommunication Services (1.2%)
MTN Group Ltd.	369,363	5,027,827

		28,238,801

TAIWAN (10.5%)
Computers & Peripherals (0.8%) (a)
Asustek Computer, Inc.	1,245,500	3,425,898

Construction Materials (1.0%) (a)
Taiwan Cement Corp.	3,667,835	4,250,062

Electronic Equipment & Instruments (2.3%) (a)
Hon Hai Precision Industry Co. Ltd.	1,158,200	10,005,508

Insurance (1.1%)(a)
Shin Kong Financial Holding Co. Ltd.	4,129,112	4,799,174

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Semiconductor Engineering, Inc.*(a)	3,101,000	4,218,423
MediaTek, Inc.(a)	318,900	4,962,369
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,311,937	7,094,068
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	220,311	2,452,064

		18,726,924

Textiles, Apparel & Luxury Goods (0.9%) (a)
Formosa Taffeta Co. Ltd.	3,627,000	3,970,808

		45,178,374

THAILAND (1.2%)
Metals & Mining (1.2%)
Banpu Public Co. Ltd.	670,728	5,207,712

TURKEY (1.0%) (a)
Commercial Bank (1.0%)
Turkiye Vakiflar Bankasi	1,658,975	4,234,341

VENEZUELA (0.7%)
Metals & Mining (0.7%)
Ternium SA	106,300	3,219,828

Total Common Stocks (Cost $302,693,572)		399,151,768

Foreign Bond (0.0%) (b)
Brazil (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49	$20,000	0

Participation Notes (4.7%)
INDIA (4.6%)
Chemicals (1.4%)
Reliance Industries Ltd., 0.00% 03/09/09*	148,466	$6,199,940

Construction & Engineering (0.5%)
Unitech Ltd., 0.00%, 07/08/10	166,164	2,058,772

8

Participation Notes (continued)

	Shares or
	Principal Amount	Value

INDIA (continued)
Diversified Consumer Services (0.6%)
Max India Ltd., 0.00%, 07/12/10*	434,745	$2,586,733

Wireless Telecommunication Services (2.1%)(a)
Bharti Tele-Ventures Ltd., 0.00%, 01/24/07*	427,682	8,780,311

		19,625,756

PAKISTAN (0.1%)
Commercial Bank (0.1%)
Muslim Commercial Bank Ltd. 0.00%, 09/22/09*	103,700	626,348

Total Participation Notes (Cost $16,957,193)		20,252,104

Repurchase Agreements (1.9%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, Repurchase price $8,126,867, collateralized by U.S. Government Agency Mortgages with a market value of $8,285,813	$8,123,346	8,123,346

Total Investments (Cost $327,774,110) (c) — 99.5%		427,527,218
Other assets in excess of liabilities — 0.5%		2,065,569

NET ASSETS — 100.0%		$429,592,787

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CH	Switzerland

GDR	Global Depository Receipt

MTN	Medium Term Note

 9

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Gartmore NVIT
Developing
Markets Fund

Assets:
Investments, at value (cost $319,650,778)	$419,403,872
Repurchase agreements, at cost and value	8,123,346

Total Investments	427,527,218

Cash	277,457
Foreign currencies, at value (cost $1,644,041)	1,642,109
Interest and dividends receivable	957,318
Receivable for capital shares issued	1,243,172
Receivable for investments sold	1,234,953
Unrealized appreciation on spot contracts	20,684
Reclaims receivable	7,939
Prepaid expenses	226,300

Total Assets	433,137,150

Liabilities:
Payable for investments purchased	2,356,986
Payable for capital shares redeemed	2,161
Accrued expenses and other payables:
Investment advisory fees	1,034,326
Fund administration and transfer agent fees	28,269
Distribution fees	84,510
Compliance program costs	4,004
Other	34,107

Total Liabilities	3,544,363

Net Assets	$429,592,787

Represented by:
Capital	$305,354,922
Accumulated net investment income	479,857
Accumulated net realized gains from investment transactions and foreign currency transactions	23,993,668
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	99,764,340

Net Assets	$429,592,787

Net Assets:
Class II Shares	$429,592,787

Shares outstanding (unlimited number of shares authorized):
Class II Shares	$26,618,252

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$16.14

See accompanying notes to financial statements.

10

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Gartmore NVIT
Developing
Markets Fund

INVESTMENT INCOME:
Interest income	$194,766
Dividend income	4,232,556
Foreign tax withholding	(326,009)

Total Income	4,101,313

Expenses:
Investment advisory fees	1,897,597
Fund administration and transfer agent fees	114,350
Distribution fees Class II Shares	445,778
Administrative servicing fees Class II Shares	158,545
Custodian fees	27,009
Trustee fees	8,022
Compliance program costs (Note 3)	2,352
Other	51,556

Total expenses before earnings credit	2,705,209
Earnings credit (Note 6)	(40)

Net Expenses	2,705,169

Net Investment Income	1,396,144

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	39,263,904
Net realized losses on foreign currency transactions	(72,570)

Net realized gains on investment transactions and foreign currency transactions	39,191,334

Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,992,287

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	60,183,621

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$61,579,765

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets

	Gartmore NVIT Developing
	Markets Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,396,144	$1,902,269
Net realized gains on investment transactions and foreign currency transactions	39,191,334	59,782,113
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,992,287	26,140,026

Change in net assets resulting from operations	61,579,765	87,824,408

Distributions to shareholders from:
Net investment income:
Class II	(916,287)	(1,897,486)
Net realized gains:
Class II	(57,603,336)	(27,353,923)

Change in net assets from shareholder distributions	(58,519,623)	(29,251,409)

Change in net assets from capital transactions	62,299,255	(7,391,212)

Change in net assets	65,359,397	51,181,787
Net Assets:
Beginning of period	364,233,390	313,051,603

End of period	$429,592,787	$364,233,390

Accumulated net investment income at end of period	$479,857	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$97,848,307	$186,785,562
Dividends reinvested	58,519,612	29,251,395
Cost of shares redeemed	(94,068,664)	(223,428,169)

Change in net assets from capital transactions	$62,299,255	$(7,391,212)

SHARE TRANSACTIONS:
Class II Shares
Issued	5,852,676	12,880,559
Reinvested	3,669,125	2,483,481
Redeemed	(6,131,937)	(16,135,650)

Total change in shares	3,389,864	(771,610)

See accompanying notes to financial statements.

12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Gartmore NVIT Developing Markets Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
For the year ended December 31, 2002	$7.22	0.03	(0.73)	(0.70)	(0.01)
For the year ended December 31, 2003 (e)	$6.51	0.06	3.83	3.89	(0.01)
For the year ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)
For the year ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)
For the year ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)
For the six months ended June 30, 2007 (Unaudited)	$15.68	0.06	2.96	3.02	(0.04)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Ratio of
					Net Assets	Expenses
	Net		Net Asset		at End of	to Average
	realized	Total	Value, End	Total	Period	Net
	gains	Distributions	of Period	Return(a)	(000s)	Assets(b)

Class II Shares
For the year ended December 31, 2002	–	(0.01)	$6.51	(9.68)%	$75,321	1.60%
For the year ended December 31, 2003 (e)	–	(0.01)	$10.39	59.70%	$165,601	1.64%
For the year ended December 31, 2004	(0.47)	(0.53)	$11.83	19.78%	$194,898	1.78%
For the year ended December 31, 2005	(1.96)	(2.03)	$13.04	31.52%	$313,052	1.77%
For the year ended December 31, 2006	(1.32)	(1.40)	$15.68	34.57%	$364,233	1.65%
For the six months ended June 30, 2007 (Unaudited)	(2.52)	(2.56)	$16.14	19.52%	$429,593	1.52%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets(b)	Net Assets(b)(c)	Net Assets(b)(c)	Turnover(d)

Class II Shares
For the year ended December 31, 2002	0.44%	1.68%	0.36%	97.00%
For the year ended December 31, 2003 (e)	0.75%	1.80%	0.60%	167.45%
For the year ended December 31, 2004	0.69%	(f)	(f)	167.98%
For the year ended December 31, 2005	0.49%	(f)	(f)	157.77%
For the year ended December 31, 2006	0.57%	(f)	(f)	133.28%
For the six months ended June 30, 2007 (Unaudited)	0.78%	1.52%	0.78%	48.47%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(f)	There were no fee reductions during the period.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, the separate accounts of American Skandia Life Insurance Corporation, Peoples Benefit Life Insurance Company, a subsidiary of Aegon, Canada Life Assurance Company, Transamerica Financial Life Insurance Company, Fortis Benefits, and First Great West Life & Annuity Insurance Company have purchased shares of the Gartmore NVIT Developing Markets Fund (the “Fund”), (formerly, “Gartmore GVIT Developing Markets Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

14

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and

16

with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$329,854,397	$100,420,009	$(2,747,171)	$97,672,838

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Base Management Fee	Total Fees

Up to $500 million	1.05%

$500 million up to $2 billion	1.00%

$2 billion or more	0.95%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $961,458 for the six months ended June 30, 2007.

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI Emerging Markets Free Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class II shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/-0.02%

+/- 2 percentage point	+/-0.04%

+/- 3 percentage point	+/-0.06%

+/- 4 percentage point	+/-0.08%

+/- 5 percentage point	+/-0.10%

The performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other

18

non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of the six months ended June 30, 2007, there were no reimbursements for the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, there were no Administrative Services Fees paid to Nationwide from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $2,352.

4. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $173,790,650 and sales of $173,934,024.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive

20

no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

8. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 21

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 25

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods. The Board also considered that the Fund’s Class II shares had ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, four-, and five-year periods. Although the Fund’s performance compared with peer group funds over the periods considered ranked the Fund in the fifth quintile, the Board found that: (i) the portfolio manager for the Fund was changed during the year; (ii) recent performance had shown improvement; and (iii) the flows in and out of the Fund had been more extreme, which made management more difficult, and had affected performance. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the first quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it in the second quintile. The Board considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account

 27

Supplemental Information (Unaudited) (Continued)

the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 31

Gartmore NVIT Global Utilities Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GU (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Gartmore NVIT Global Utilities Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
Gartmore NVIT Global Utilities Fund			January 1, 2007	June 30, 2007	During Period*	Expense Ratio*

Class I	Actual		$1,000.00	$1,089.30	$4.97	0.96%
	Hypothetical	[1]	$1,000.00	$1,020.04	$4.82	0.96%
Class II	Actual		$1,000.00	$1,087.60	$6.37	1.23%
	Hypothetical	[1]	$1,000.00	$1,018.70	$6.18	1.23%
Class III	Actual		$1,000.00	$1,089.80	$4.97	0.96%
	Hypothetical	[1]	$1,000.00	$1,020.04	$4.82	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	100.4%
Repurchase Agreements	0.2%
Liabilities in excess of other assets	-0.6%

100.0%

Top Holdings*

AT&T, Inc.	12.2%
Vodafone Group PLC	8.2%
Verizon Communications, Inc.	5.9%
Telefonica SA	4.3%
E. On AG	4.2%
RWE AG	3.2%
PPL Corp.	2.5%
Koninklijke KPN NV	2.4%
Exelon Corp.	2.4%
Iberdrola SA	2.4%
Other	52.3%

100.0%

Top Industries

Diversified Telecommunication Services	33.6%
Electric Utilities	26.2%
Wireless Telecommunication Services	15.8%
Multi-Utilities	12.7%
Oil, Gas & Consumable Fuels	4.4%
Independent Power Producers & Energy Traders	3.8%
Gas Utilities	2.4%
Water Utilities	1.5%
Other	-0.4%

100.0%

Top Countries

United States	48.5%
United Kingdom	17.9%
Spain	7.9%
Germany	7.4%
Japan	5.4%
France	4.1%
Netherlands	2.4%
Italy	1.8%
Greece	1.5%
Mexico	1.1%
Other	2.0%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Gartmore NVIT Global Utilities Fund

Common Stock (100.4%)

	Shares or
	Principal Amount	Value

AUSTRIA (0.4%)(a)
Diversified Telecommunication Services (0.4%)
Telekom Austria AG	14,730	$366,779

BELGIUM (0.4%)(a)
Electric Utility (0.2%)
Elia System Operator SA	3,310	134,506

Wireless Telecommunication Services (0.2%)
Mobistar SA	2,150	183,121

		317,627

FRANCE (4.1%)(a)
Diversified Telecommunication Services (1.7%)
France Telecom SA	52,000	1,426,020

Multi-Utility (1.9%)
Suez SA	27,150	1,551,955

Wireless Telecommunication Services (0.5%)
Bouygues SA	5,200	435,636

		3,413,611

GERMANY (7.4%)(a)
Electric Utility (4.2%)
E. On AG	21,000	3,505,836

Multi-Utility (3.2%)
RWE AG	25,500	2,704,753

		6,210,589

GREECE (1.5%)
Diversified Telecommunication Services (0.5%)
Hellenic Telecommunications Organization SA	12,181	377,498

Wireless Telecommunication Services (1.0%)(a)
Cosmote Mobile Telecommunications SA	28,140	868,052

		1,245,550

HONG KONG (0.1%)(a)
Electric Utility (0.1%)
CLP Holdings Ltd.	14,000	93,982

ITALY (1.8%)(a)
Diversified Telecommunication Services (1.7%)
Telecom Italia SPA	270,000	739,126
Telecom Italia SPA RNC	289,310	641,112

		1,380,238

Gas Utility (0.1%)
Snam Rete Gas SPA	18,005	106,454

		1,486,692

JAPAN (5.4%)(a)
Diversified Telecommunication Services (0.9)%
Nippon TeleGraph & Telephone Corp.	163	721,414

Electric Utilities (1.5%)
Chubu Electric Power Co., Inc.	9,800	260,056
Kansai Electric Power Co., Inc.	9,200	217,606
Kyushu Electric Power Co., Inc.	7,300	191,352
Tohoku Electric Power Co., Inc.	6,700	150,310
Tokyo Electric Power Co., Inc.	13,200	424,655

		1,243,979

Gas Utilities (0.3%)
Osaka Gas Co. Ltd.	40,000	148,648
Tokyo Gas Co. Ltd.	32,000	151,757

		300,405

Wireless Telecommunication Services (2.7%)
KDDI Corp.	170	1,259,520
NTT DoCoMo, Inc.	638	1,009,183

		2,268,703

		4,534,501

MEXICO (1.1%)
Wireless Telecommunication Services (1.1%)
America Movil SA de CV ADR	14,580	902,939

NETHERLANDS (2.4%)(a)
Diversified Telecommunication Services (2.4%)
Koninklijke KPN NV	124,500	2,065,330

PORTUGAL (0.4%)(a)
Electric Utility (0.4%)
EDP — Energias de Portugal SA	54,960	303,876

SINGAPORE (0.7%)(a)
Diversified Telecommunication Services (0.7%)
Singapore Telecommunications Ltd.	279,000	620,644

SPAIN (7.9%)(a)
Diversified Telecommunication Services (4.3%)
Telefonica SA	163,900	3,647,048

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

SPAIN (continued)
Electric Utilities (3.6%)
Iberdrola SA	35,500	$1,981,982
Union Fenosa SA	19,500	1,040,959

		3,022,941

		6,669,989

SWEDEN (0.6%)(a)
Diversified Telecommunication Services (0.6%)
TeliaSonera AB	73,870	542,095

UNITED KINGDOM (17.9%)(a)
Diversified Telecommunication Services (2.3%)
BT Group PLC	246,800	1,642,424
Cable & Wireless PLC	70,000	271,868

		1,914,292

Electric Utility (2.1%)
Scottish & Southern Energy PLC	60,000	1,739,481

Independent Power Producers & Energy Traders (1.4%)
International Power PLC	140,100	1,204,135

Multi-Utilities (2.4%)
Centrica PLC	190,000	1,476,015
United Utilities PLC	41,000	582,378

		2,058,393

Water Utilities (1.5%)
Kelda Group PLC	16,930	319,042
Pennon Group PLC	76,900	945,357

		1,264,399

Wireless Telecommunication Services (8.2%)
Vodafone Group PLC	2,047,700	6,860,767

		15,041,467

UNITED STATES (48.3%)
Diversified Telecommunication Services (18.1%)
AT&T, Inc.	246,100	10,213,150
Verizon Communications, Inc.	120,700	4,969,219

		15,182,369

Electric Utilities (14.1%)
DPL, Inc.	30,360	860,402
Duke Energy Corp.	22,560	412,848
Edison International	30,800	1,728,496
Entergy Corp.	14,600	1,567,310
Exelon Corp.	27,900	2,025,540
FirstEnergy Corp.	14,610	945,705
FPL Group, Inc.	16,796	953,005
PPL Corp.	44,900	2,100,871
Progress Energy, Inc.	9,330	425,355
Reliant Energy, Inc.*	31,700	854,315

		11,873,847

Gas Utility (2.0%)
Questar Corp.	31,600	1,670,060

Independent Power Producers & Energy Traders (2.4%)
AES Corp.*	17,100	374,148
Constellation Energy Group	9,300	810,681
NRG Energy, Inc.*	19,900	827,243

		2,012,072

Multi-Utilities (5.2%)
Alliant Energy Corp.	30,000	1,165,500
CenterPoint Energy, Inc.	59,900	1,042,260
Nstar	7,580	245,971
PG&E Corp.	9,630	436,239
Sempra Energy	25,100	1,486,673

		4,376,643

Oil, Gas & Consumable Fuels (4.4%)
El Paso Corp.	74,300	1,280,189
Southwestern Energy Co.*	18,300	814,350
Sunoco, Inc.	7,690	612,739
Williams Cos., Inc. (The)	31,620	999,825

		3,707,103

Wireless Telecommunication Services (2.1%)
Sprint Nextel Corp.	86,000	1,781,060

		40,603,154

Total Common Stocks (Cost $73,013,082)		84,418,825

Repurchase Agreements (0.2%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, Repurchase price $193,213, collateralized by U.S. Government Agency Mortgages with a market value of $196,992	$193,129	193,129

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Gartmore NVIT Global Utilities Fund (Continued)

Repurchase Agreements (continued)

Shares or
Principal Amount	Value

Total Investments — 100.6% (Cost $73,206,211) (b)	$84,611,954

Liabilities in excess of other assets — (0.6)%	(534,836)

NET ASSETS — 100.0%	$84,077,118

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Gartmore NVIT
Global Utilities Fund

Assets:
Investments, at value (cost $73,013,082)	$84,418,825
Repurchase agreements, at cost and value	193,129

Total Investments	84,611,954

Foreign currencies, at value (cost $13,436)	13,441
Interest and dividends receivable	511,847
Receivable for capital shares issued	2,373
Receivable for investments sold	5,246,452
Unrealized appreciation on spot contracts	1,185
Reclaims receivable	40,146
Prepaid expenses	904

Total Assets	90,428,302

Liabilities:
Payable to custodian	15,250
Payable for investments purchased	5,929,665
Unrealized depreciation on spot contracts	9,712
Payable for capital shares redeemed	220,757
Accrued expenses and other payables:
Investment advisory fees	150,800
Fund administration and transfer agent fees	6,731
Distribution fees	205
Administrative servicing fees	10,021
Compliance program costs	885
Other	7,158

Total Liabilities	6,351,184

Net Assets	$84,077,118

Represented by:
Capital	$66,246,249
Accumulated net investment income	689,896
Accumulated net realized gains from investment transactions and foreign currency transactions	5,730,803
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	11,410,170

Net Assets	$84,077,118

Net Assets:
Class I Shares	$24,879,302
Class II Shares	994,835
Class III Shares	58,202,981

Total	$84,077,118

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,815,551
Class II Shares	72,357
Class III Shares	4,234,264

Total	6,122,172

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.70
Class II Shares	$13.75
Class III Shares	$13.75

See accompanying notes to financial statements.

 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Gartmore NVIT
Global Utilities Fund

INVESTMENT INCOME:
Interest income	$16,940
Dividend income	1,848,775
Foreign tax withholding	(116,878)

Total Income	1,748,837

Expenses:
Investment advisory fees	274,037
Fund administration and transfer agent fees	32,219
Distribution fees Class II Shares	1,297
Administrative servicing fees Class I Shares	13,637
Administrative servicing fees Class II Shares	758
Administrative servicing fees Class III Shares	40,096
Custodian fees	2,653
Trustee fees	1,722
Compliance program costs (Note 3)	533
Other	16,682

Total expenses before earnings credit	383,634
Earnings credit (Note 6)	(96)

Net Expenses	383,538

Net Investment Income	1,365,299

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	5,936,737
Net realized losses on foreign currency transactions	(31,116)

Net realized gains on investment transactions and foreign currency transactions	5,905,621

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(539,609)

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	5,366,012

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,731,311

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Gartmore NVIT Global Utilities Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,365,299	$1,345,086
Net realized gains on investment transactions and foreign currency transactions	5,905,621	4,526,006
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(539,609)	10,852,034

Change in net assets resulting from operations	6,731,311	16,723,126

Distributions to shareholders from:
Net investment income:
Class I	(191,526)	(158,945)
Class II	(6,642)	(21,607)
Class III	(479,387)	(1,161,213)
Net realized gains:
Class I	(285,589)	(455,111)
Class II	(11,361)	(59,551)
Class III	(692,746)	(3,210,811)

Change in net assets from shareholder distributions	(1,667,251)	(5,067,238)

Change in net assets from capital transactions	9,906,157	18,035,902

Change in net assets	14,970,217	29,691,790
Net Assets:
Beginning of period	69,106,901	39,415,111

End of period	$84,077,118	$69,106,901

Accumulated net investment income at end of period	$689,896	$2,152

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$16,755,058	$9,637,169
Dividends reinvested	477,113	614,055
Cost of shares redeemed (a)	(2,021,048)	(7,927,049)

	15,211,123	2,324,175

Class II Shares
Proceeds from shares issued	105	–
Dividends reinvested	18,003	81,158
Cost of shares redeemed (a)	(147,717)	(155,233)

	(129,609)	(74,075)

Class III Shares
Proceeds from shares issued	8,889,127	21,209,217
Dividends reinvested	1,172,123	4,372,018
Cost of shares redeemed (a)	(15,236,607)	(9,795,433)

	(5,175,357)	15,785,802

Change in net assets from capital transactions	$9,906,157	$18,035,902

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Global Utilities Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,271,923	782,111
Reinvested	35,481	49,060
Redeemed	(153,371)	(623,869)

	1,154,033	207,302

Class II Shares
Reinvested	1,335	6,542
Redeemed	(10,763)	(13,516)

	(9,428)	(6,974)

Class III Shares
Issued	643,290	1,815,201
Reinvested	86,916	349,318
Redeemed	(1,123,983)	(874,332)

	(393,777)	1,290,187

Total change in shares	750,828	1,490,515

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Gartmore NVIT Global Utilities Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
Period ended December 31, 2002 (e)	$8.38	0.08	(0.96)	(0.88)	(0.09)
For the year ended December 31, 2003	$7.42	0.06	1.71	1.77	(0.04)
For the year ended December 31, 2004	$9.16	0.13	2.60	2.73	(0.13)
For the year ended December 31, 2005	$11.26	0.22	0.48	0.70	(0.24)
For the year ended December 31, 2006	$10.13	0.32	3.44	3.76	(0.30)
For the six months ended June 30, 2007 (Unaudited)	$12.83	0.20	0.94	1.14	(0.11)
Class II Shares
Period ended December 31, 2003 (g)	$7.08	0.03	2.09	2.12	(0.03)
For the year ended December 31, 2004	$9.18	0.18	2.53	2.71	(0.11)
For the year ended December 31, 2005	$11.28	0.20	0.48	0.68	(0.21)
For the year ended December 31, 2006	$10.16	0.32	3.42	3.74	(0.27)
For the six months ended June 30, 2007 (Unaudited)	$12.87	0.21	0.92	1.13	(0.09)
Class III Shares
For the year ended December 31, 2002	$10.01	0.12	(2.62)	(2.50)	(0.09)
For the year ended December 31, 2003	$7.43	0.10	1.68	1.78	(0.04)
For the year ended December 31, 2004	$9.18	0.14	2.60	2.74	(0.14)
For the year ended December 31, 2005	$11.28	0.22	0.49	0.71	(0.24)
For the year ended December 31, 2006	$10.16	0.30	3.47	3.77	(0.30)
For the six months ended June 30, 2007 (Unaudited)	$12.87	0.23	0.92	1.15	(0.11)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
			Paid-in
			Capital				Ratio of
	Net		from	Net Asset		Net Assets	Expenses
	Realized	Total	Redemption	Value, End	Total	at End of	to Average
	Gains	Distributions	Fees	of Period	Return (a)	Period (000s)	Net Assets (b)

Class I Shares
Period ended December 31, 2002 (e)	–	(0.09)	0.01	$7.42	(10.36%)	$169	1.20%
For the year ended December 31, 2003	–	(0.04)	0.01	$9.16	24.05%	$1,104	1.11%
For the year ended December 31, 2004	(0.50)	(0.63)	–	$11.26	29.97%	$4,679	1.08%
For the year ended December 31, 2005	(1.59)	(1.83)	–	$10.13	6.39%	$4,602	1.12%
For the year ended December 31, 2006	(0.76)	(1.06)	–	$12.83	37.56%	$8,489	1.03%
For the six months ended June 30, 2007 (Unaudited)	(0.16)	(0.27)	–	$13.70	8.93%	$24,879	0.96%
Class II Shares
Period ended December 31, 2003 (g)	–	(0.03)	0.01	$9.18	30.16%	$1,092	1.36%
For the year ended December 31, 2004	(0.50)	(0.61)	–	$11.28	29.56%	$1,069	1.33%
For the year ended December 31, 2005	(1.59)	(1.80)	–	$10.16	6.19%	$902	1.37%
For the year ended December 31, 2006	(0.76)	(1.03)	–	$12.87	37.33%	$1,053	1.28%
For the six months ended June 30, 2007 (Unaudited)	(0.16)	(0.25)	–	$13.75	8.76%	$995	1.23%
Class III Shares
For the year ended December 31, 2002	–	(0.09)	0.01	$7.43	(24.85%)	$3,571	1.10%
For the year ended December 31, 2003	–	(0.04)	0.01	$9.18	24.17%	$7,054	1.04%
For the year ended December 31, 2004	(0.50)	(0.64)	–	$11.28	29.95%	$31,478	1.05%
For the year ended December 31, 2005	(1.59)	(1.83)	–	$10.16	6.48%	$33,911	1.10%
For the year ended December 31, 2006	(0.76)	(1.06)	–	$12.87	37.59%	$59,565	1.01%
For the six months ended June 30, 2007 (Unaudited)	(0.16)	(0.27)	–	$13.75	8.98%	$58,203	0.96%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period ended December 31, 2002 (e)	1.83%	(f)	(f)	153.83%
For the year ended December 31, 2003	1.28%	(f)	(f)	116.62%
For the year ended December 31, 2004	1.78%	(f)	(f)	358.63%
For the year ended December 31, 2005	1.92%	(f)	(f)	234.81%
For the year ended December 31, 2006	2.87%	(f)	(f)	83.69%
For the six months ended June 30, 2007 (Unaudited)	4.10%	0.97%	4.10%	53.47%
Class II Shares
Period ended December 31, 2003 (g)	0.76%	(f)	(f)	116.62%
For the year ended December 31, 2004	1.58%	(f)	(f)	358.63%
For the year ended December 31, 2005	1.68%	(f)	(f)	234.81%
For the year ended December 31, 2006	2.70%	(f)	(f)	83.69%
For the six months ended June 30, 2007 (Unaudited)	2.88%	1.23%	2.88%	53.47%
Class III Shares
For the year ended December 31, 2002	1.79%	1.11%	1.78%	153.83%
For the year ended December 31, 2003	1.39%	(f)	(f)	116.62%
For the year ended December 31, 2004	1.73%	(f)	(f)	358.63%
For the year ended December 31, 2005	1.96%	(f)	(f)	234.81%
For the year ended December 31, 2006	2.80%	(f)	(f)	83.69%
For the six months ended June 30, 2007 (Unaudited)	3.26%	0.96%	3.26%	53.47%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(f)	There were no fee reductions during the period.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Global Utilities Fund (the “Fund”) (formerly, “Gartmore GVIT Global Utilities Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

14

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

16

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2007.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$73,463,046	$11,921,955	$(773,047)	$11,148,908

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Global Asset Management Trust (“GGAMT”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Base Management Fee	Fees

Up to $500 million	0.70%

$500 million up to $2 billion	0.65%

Over $2 billion	0.60%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $135,298 for the six months ended June 30, 2007.

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Global Utilities Composite Index, which is comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.

18

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $55,436 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $533.

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the advisers or affiliates of the advisers directly held 6.91% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $8,869.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $51,543,759 and sales of $41,301,023.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into

20

contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 21

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 23

Management Information
June 30, 2007 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 25

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.
In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had outperformed its benchmark, the MSCI World Utilities Index (40%)/ MSCI World Telecom Index (60%), for the one- and three-year periods. The Board also considered that the performance of the Fund’s Class III shares had ranked in the first quintile of the Fund’s Lipper-constructed Performance Group over the one-and three-year periods and in the second-quintile over the two- and four-year periods. The Board considered that the performance has been very good over the periods considered. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser and subadviser to maintain relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints placed the Fund in the third quintile of its Lipper-constructed Expense Group, and the Fund’s total expenses placed the Fund in the second quintile. The Board also considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on

 27

Supplemental Information (Unaudited) (Continued)

December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio managers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 31

Nationwide NVIT Global Financial Services Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GFS (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT Global Financial Services Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT Global Financial Services Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,041.30	$6.17	1.22%
	Hypothetical	[1]	$1,000.00	$1,018.75	$6.12	1.22%
Class II	Actual		$1,000.00	$1,040.10	$7.44	1.47%
	Hypothetical	[1]	$1,000.00	$1,017.51	$7.38	1.47%
Class III	Actual		$1,000.00	$1,041.40	$6.02	1.19%
	Hypothetical	[1]	$1,000.00	$1,018.90	$5.97	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT Global Financial Services Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	99.2%
Repurchase Agreements	1.1%
Rights	0.0%
Liabilities in excess of other assets	-0.3%

100.0%

Top Holdings*

American International Group, Inc.	2.9%
National Bank of Greece SA	2.9%
UniCredito Italiano SPA	2.5%
BNP Paribas	2.4%
Royal Bank of Canada	2.4%
Commonwealth Bank of Australia	2.3%
ING Groep NV	2.3%
HSBC Holdings PLC	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Axa	2.1%
Other	75.8%

100.0%

Top Industries

Commercial Banks	41.2%
Diversified Financial Services	18.0%
Insurance	12.9%
Capital Markets	12.0%
Banks	3.5%
Real Estate Investment Trusts (REITs)	3.1%
Consumer Finance	2.8%
Real Estate Management & Development	2.0%
Thrifts & Mortgage Finance	1.2%
Distributor	0.7%
Other	2.6%

100.0%

Top Countries

United States	42.8%
United Kingdom	8.5%
Japan	7.4%
Australia	6.0%
Greece	4.7%
France	4.5%
Germany	4.2%
Netherlands	4.1%
Canada	3.5%
Switzerland	3.5%
Other	10.8%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT Global Financial Services Fund

Common Stock (99.2%)

	Shares or
	Principal Amount	Value

AUSTRALIA (6.0%) (a)
Capital Markets (0.8%
Macquarie Bank Ltd.	3,700	$265,690

Commercial Banks (4.4%)
Australia & New Zealand Banking Group Ltd.	27,400	672,817
Commonwealth Bank of Australia	15,510	725,427

		1,398,244

Real Estate Investment Trust (REIT) (0.8%)
Westfield Group	15,800	266,534

		1,930,468

BELGIUM (0.8%) (a)
Diversified Financial Services (0.8%)
Fortis NV	5,810	246,458

BERMUDA (1.4%)
Consumer Finance (0.9%)
Lazard Ltd.	6,340	285,490

Insurance (0.5%)
Arch Capital Group Ltd.*	2,340	169,744

		455,234

CANADA (3.5%)
Banks (3.5%)
Royal Bank of Canada	14,210	755,465
Toronto-Dominion Bank	5,290	361,906

		1,117,371

CHILE (1.2%)
Commercial Bank (1.2%)
Banco Santander Chile SA ADR - CL	8,030	397,806

CHINA (1.3%) (a)
Commercial Bank (1.3%)
China Construction Bank, Class H	630,020	433,248

FRANCE (4.5%) (a)
Commercial Bank (2.4%)
BNP Paribas	6,450	766,072

Insurance (2.1%)
Axa	15,730	676,091

		1,442,163

GERMANY (4.2%) (a)
Capital Markets (1.2%)
Deutsche Bank AG	2,720	393,617

Commercial Bank (1.0%)
Commerzbank AG	6,790	323,819

Diversified Financial Services (2.0%)
Deutsche Boerse AG	5,680	637,681

		1,355,117

GREECE (4.7%) (a)
Commercial Banks (4.7%)
Alpha Bank AE	18,950	594,021
National Bank of Greece SA	16,390	933,137

		1,527,158

HONG KONG (1.1%) (a)
Real Estate Management & Development (1.1%)
Hang Lung Group Ltd.	79,550	359,286

IRELAND (0.6%)
Transportation (0.6%)
Genesis Lease Ltd. ADR - IE	6,870	188,238

ITALY (2.5%) (a)
Commercial Bank (2.5%)
UniCredito Italiano SPA	90,104	804,686

JAPAN (7.4%) (a)
Commercial Banks (4.4%)
Mitsubishi UFJ Financial Group, Inc.	48	529,057
Mizuho Financial Group, Inc.	50	345,469
Sumitomo Mitsui Financial Group, Inc.	40	372,942
Suruga Bank Ltd.	13,800	173,936

		1,421,404

Consumer Finance (1.3%)
ORIX Corp.	1,580	416,519

Insurance (0.8%)
Millea Holdings, Inc.	6,500	267,262

Real Estate Management & Development (0.9%)
Mitsubishi Estate Co. Ltd.	4,000	108,536
Sumitomo Realty & Development Co. Ltd.	5,200	169,366

		277,902

		2,383,087

NETHERLANDS (4.1%)
Aerospace & Defense (0.6%)
AerCap Holdings NV ADR - NL*	5,770	184,640

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Commercial Bank (1.2%) (a)
ABN AMRO Holding NV	8,590	$393,829

Diversified Financial Services (2.3%) (a)
ING Groep NV	16,460	724,389

		1,302,858

SPAIN (2.2%) (a)
Commercial Bank (2.2%)
Banco Bilbao Vizcaya Argentaria SA	28,760	703,247

SWITZERLAND (3.5%) (a)
Capital Markets (3.5%)
Credit Suisse Group	6,710	476,467
UBS AG	10,700	640,064

		1,116,531

UNITED KINGDOM (8.5%) (a)
Capital Markets (1.1%)
Amvescap PLC	27,450	353,660

Commercial Banks (6.9%)
Barclays PLC	29,320	407,885
HBOS PLC	24,530	482,440
HSBC Holdings PLC	39,500	723,192
Lloyds TSB Group PLC	54,340	604,002

		2,217,519

Real Estate Investment Trust (REIT) (0.5%)
British Land Co. PLC	6,610	176,861

		2,748,040

UNITED STATES (41.7%)
Capital Markets (5.4%)
Charles Schwab Corp.	12,850	263,682
Highland Distressed Opportunities, Inc.	9,110	129,817
Lehman Brothers Holding, Inc.	6,410	477,673
Northern Trust Corp.	5,870	377,089
T. Rowe Price Group, Inc.	9,600	498,144

		1,746,405

Commercial Banks (9.0%)
Bank of the Ozarks, Inc.	5,170	144,088
BB&T Corp.	7,180	292,082
PNC Bank Corp.	5,590	400,132
SunTrust Banks, Inc.	2,690	230,641
U.S. Bancorp	9,340	307,753
Wachovia Corp.	11,740	601,675
Wells Fargo & Co.	16,190	569,402
Wintrust Financial Corp.	3,650	160,053
Zions Bancorp	2,270	174,586

		2,880,412

Consumer Finance (0.6%)
SLM Corp.	3,270	188,287

Distributor (0.7%)
ProLogis Trust	3,780	215,082

Diversified Financial Services (12.9%)
Blackrock, Inc.	1,750	274,033
Chicago Mercantile Exchange Holdings, Inc.	880	470,237
Citigroup, Inc.	11,060	567,267
Goldman Sachs Group, Inc.	2,950	639,412
Interactive Brokers Group, Inc., Class A*	7,060	191,538
IntercontinentalExchange, Inc.*	3,010	445,028
International Securities Exchange Holdings, Inc.	2,360	154,226
J.P. Morgan Chase & Co.	11,900	576,555
Merrill Lynch & Co., Inc.	2,300	192,234
Morgan Stanley	4,600	385,848
State Street Corp.	3,690	252,396

		4,148,774

Insurance (9.5%)
AFLAC, Inc.	4,980	255,972
American International Group, Inc.	13,330	933,500
Assurant, Inc.	2,950	173,814
First Mercury Financial Corp.*	10,300	215,991
HCC Insurance Holdings, Inc.	12,220	408,270
Marsh & McLennan Cos., Inc.	7,610	234,997
Principal Financial Group, Inc.	5,290	308,354
Progressive Corp. (The)	6,300	150,759
Prudential Financial, Inc.	4,000	388,920

		3,070,577

IT Services (0.6%)
Wright Express Corp.*	5,360	183,687

Real Estate Investment Trusts (REITs) (1.8%)
CBRE Realty Finance, Inc.	9,080	107,961
Health Care REIT, Inc.	3,380	136,417
iStar Financial, Inc.	4,250	188,402
SL Green Realty Corp.	1,200	148,668

		581,448

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

Nationwide NVIT Global Financial Services Fund (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (1.2%)
Countrywide Credit Industries, Inc.	5,400	$196,290
PMI Group, Inc.	4,380	195,656

		391,946

		13,406,618

Total Common Stocks (Cost $30,574,734)		31,917,614

Repurchase Agreements (1.1%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/06, repurchase price $356,149, collateralized by U.S. Government Agency mortgages with a market value of $363,114	$355,994	355,994

Rights (0.0%)
AUSTRALIA (0.0%)
Real Estate Investment Trust (REIT) (0.0%)
Westfield Group Rights	15,800	582

Total Investments (Cost $30,930,728) (b) — 100.3%		32,274,190
Liabilities in excess of other assets — (0.3)%		(111,184)

NET ASSETS — 100.0%		$32,163,006

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

CL	Chile

IE	Ireland

NL	Netherlands

REIT	Real Estate Investment Trust

At June 30, 2007, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contracts:
Swiss Franc	07/02/07	(125,255)	(126,219)	(964)

Total Short Contracts		$(125,255)	$(126,219)	$(964)

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
Global Financial
Services Fund

Assets:
Investments, at value (cost $30,574,734)	$31,918,196
Repurchase agreements, at cost and value	355,994

Total Investments	32,274,190

Foreign currencies, at value (cost $4,368)	4,370
Interest and dividends receivable	53,120
Receivable for capital shares issued	559
Receivable for investments sold	126,219
Reclaims receivable	26,055
Prepaid expenses	427

Total Assets	32,484,940

Liabilities:
Payable to custodian	4,298
Payable for investments purchased	177,435
Unrealized depreciation on forward foreign currency contracts	964
Payable for capital shares redeemed	50,654
Accrued expenses and other payables:
Investment advisory fees	73,601
Fund administration and transfer agent fees	2,454
Distribution fees	377
Administrative servicing fees	2,531
Compliance program costs	471
Other	9,149

Total Liabilities	321,934

Net Assets	$32,163,006

Represented by:
Capital	$27,754,701
Accumulated net investment income	129,303
Accumulated net realized gains from investment transactions and foreign currency transactions	2,934,801
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,344,201

Net Assets	$32,163,006

Net Assets:
Class I Shares	$8,187,997
Class II Shares	1,800,070
Class III Shares	22,174,939

Total	$32,163,006

Shares outstanding (unlimited number of shares authorized):
Class I Shares	617,956
Class II Shares	136,311
Class III Shares	1,672,555

Total	2,426,822

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$13.25
Class II Shares	$13.21
Class III Shares	$13.26

See accompanying notes to financial statements.

 9

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
Global Financial
Services Fund

INVESTMENT INCOME:
Interest income	$8,286
Dividend income	570,399
Foreign tax withholding	(42,358)

Total Income	536,327

Expenses:
Investment advisory fees	145,397
Fund administration and transfer agent fees	18,153
Distribution fees Class II Shares	2,315
Administrative servicing fees Class I Shares	5,582
Administrative servicing fees Class II Shares	1,303
Administrative servicing fees Class III Shares	12,670
Custodian fees	6,887
Trustee fees	834
Compliance program costs (Note 3)	249
Printing fees	11,448
Other	2,185

Total expenses before earnings credit	207,023
Earnings credit (Note 6)	(56)

Net Expenses	206,967

Net Investment Income	329,360

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	3,009,962
Net realized losses on foreign currency transactions	(29,125)

Net realized gains on investment transactions and foreign currency transactions	2,980,837

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,975,904)

Net realized/unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1,004,933

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,334,293

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Nationwide NVIT Global
	Financial Services Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$329,360	$445,804
Net realized gains on investment transactions and foreign currency transactions	2,980,837	5,064,350
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,975,904)	518,206

Change in net assets resulting from operations	1,334,293	6,028,360

Distributions to shareholders from:
Net investment income:
Class I	(44,029)	(134,195)
Class II	(7,542)	(28,911)
Class III	(128,114)	(462,900)
Net realized gains:
Class I	(283,167)	(908,968)
Class II	(62,037)	(213,065)
Class III	(765,163)	(2,771,293)

Change in net assets from shareholder distributions	(1,290,052)	(4,519,332)

Change in net assets from capital transactions	(1,880,098)	3,647,235

Change in net assets	(1,835,857)	5,156,263
Net Assets:
Beginning of period	33,998,863	28,842,600

End of period	$32,163,006	$33,998,863

Accumulated net investment income (loss) at end of period	$129,303	$(20,372)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,467,889	$2,894,000
Dividends reinvested	327,196	1,043,161
Cost of shares redeemed (a)	(2,628,795)	(1,917,754)

	166,290	2,019,407

Class II Shares
Proceeds from shares issued	658	–
Dividends reinvested	69,579	241,976
Cost of shares redeemed (a)	(137,407)	(143,311)

	(67,170)	98,665

Class III Shares
Proceeds from shares issued	2,808,858	13,305,459
Dividends reinvested	893,273	3,234,190
Cost of shares redeemed (a)	(5,681,349)	(15,010,486)

	(1,979,218)	1,529,163

Change in net assets from capital transactions	$(1,880,098)	$3,647,235

See accompanying notes to financial statements.

 11

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT Global
	Financial Services Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	179,492	209,879
Reinvested	24,678	78,524
Redeemed	(191,681)	(140,963)

	12,489	147,440

Class II Shares
Reinvested	5,269	18,268
Redeemed	(9,951)	(10,703)

	(4,682)	7,565

Class III Shares
Issued	204,167	982,604
Reinvested	67,313	243,265
Redeemed	(417,246)	(1,093,848)

	(145,766)	132,021

Total change in shares	(137,959)	287,026

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

12

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Nationwide NVIT Global Financial Services Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class I Shares
Period Ended December 31, 2002 (e)	$10.23	–	(1.27)	(1.27)	(0.01)
For the Year Ended December 31, 2003	$8.96	0.10	3.58	3.68	(0.05)
For the Year Ended December 31, 2004	$11.39	0.17	2.19	2.36	(0.17)
For the Year Ended December 31, 2005	$12.82	0.19	1.18	1.37	(0.25)
For the Year Ended December 31, 2006	$12.66	0.20	2.34	2.54	(0.26)
For the Six Months Ended June 30, 2007 (Unaudited)	$13.25	0.13	0.41	0.54	(0.07)
Class II Shares
Period Ended December 31, 2003 (g)	$8.46	0.04	4.11	4.15	(0.04)
For the Year Ended December 31, 2004	$11.37	0.11	2.22	2.33	(0.14)
For the Year Ended December 31, 2005	$12.80	0.14	1.18	1.32	(0.22)
For the Year Ended December 31, 2006	$12.62	0.15	2.35	2.50	(0.22)
For the Six Months Ended June 30, 2007 (Unaudited)	$13.21	0.12	0.41	0.53	(0.06)
Class III Shares
For the Year Ended December 31, 2002	$10.13	0.04	(1.21)	(1.17)	(0.01)
For the Year Ended December 31, 2003	$8.96	0.13	3.55	3.68	(0.05)
For the Year Ended December 31, 2004	$11.39	0.14	2.23	2.37	(0.17)
For the Year Ended December 31, 2005	$12.83	0.20	1.17	1.37	(0.25)
For the Year Ended December 31, 2006	$12.67	0.19	2.35	2.54	(0.26)
For the Six Months Ended June 30, 2007 (Unaudited)	$13.26	0.14	0.41	0.55	(0.08)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
								Ratio of
			Paid-in				Net Assets	Expenses
	Net		Capital from	Net Asset			at End of	to Average
	Realized	Total	Redemption	Value, End	Total		Period	Net Assets
	Gains	Distributions	Fees	of Period	Return (a)		(000s)	(b)

Class I Shares
Period Ended December 31, 2002 (e)	–	(0.01)	0.01	$8.96	(12.26%	)	$218	1.37%
For the Year Ended December 31, 2003	(1.21)	(1.26)	0.01	$11.39	41.45%		$3,121	1.27%
For the Year Ended December 31, 2004	(0.77)	(0.94)	0.01	$12.82	20.99%		$4,011	1.27%
For the Year Ended December 31, 2005	(1.28)	(1.53)	–	$12.66	11.15%		$5,799	1.34%
For the Year Ended December 31, 2006	(1.69)	(1.95)	–	$13.25	20.32%		$8,024	1.24%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.47)	(0.54)	–	$13.25	4.13%		$8,188	1.22%
Class II Shares
Period Ended December 31, 2003 (g)	(1.21)	(1.25)	0.01	$11.37	49.51%		$913	1.51%
For the Year Ended December 31, 2004	(0.77)	(0.91)	0.01	$12.80	20.76%		$1,879	1.52%
For the Year Ended December 31, 2005	(1.28)	(1.50)	–	$12.62	10.79%		$1,685	1.59%
For the Year Ended December 31, 2006	(1.69)	(1.91)	–	$13.21	20.08%		$1,863	1.49%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.47)	(0.53)	–	$13.21	4.01%		$1,800	1.47%
Class III Shares
For the Year Ended December 31, 2002	–	(0.01)	0.01	$8.96	(11.41%	)	$6,009	1.31%
For the Year Ended December 31, 2003	(1.21)	(1.26)	0.01	$11.39	41.46%		$11,634	1.22%
For the Year Ended December 31, 2004	(0.77)	(0.94)	0.01	$12.83	21.13%		$19,634	1.24%
For the Year Ended December 31, 2005	(1.28)	(1.53)	–	$12.67	11.17%		$21,359	1.29%
For the Year Ended December 31, 2006	(1.69)	(1.95)	–	$13.26	20.34%		$24,112	1.20%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.47)	(0.55)	–	$13.26	4.14%		$22,175	1.19%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
			Ratio of
		Ratio of	Net Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period Ended December 31, 2002 (e)	0.30%	(f)	(f)	211.21%
For the Year Ended December 31, 2003	1.47%	(f)	(f)	261.68%
For the Year Ended December 31, 2004	1.19%	(f)	(f)	127.69%
For the Year Ended December 31, 2005	1.24%	(f)	(f)	217.57%
For the Year Ended December 31, 2006	1.32%	(f)	(f)	236.59%
For the Six Months Ended June 30, 2007 (Unaudited)	1.94%	1.22%	1.94%	70.91%
Class II Shares
Period Ended December 31, 2003 (g)	1.20%	(f)	(f)	261.68%
For the Year Ended December 31, 2004	1.00%	(f)	(f)	127.69%
For the Year Ended December 31, 2005	1.08%	(f)	(f)	217.57%
For the Year Ended December 31, 2006	1.08%	(f)	(f)	236.59%
For the Six Months Ended June 30, 2007 (Unaudited)	1.67%	1.47%	1.67%	70.91%
Class III Shares
For the Year Ended December 31, 2002	0.66%	(f)	(f)	211.21%
For the Year Ended December 31, 2003	1.57%	(f)	(f)	261.68%
For the Year Ended December 31, 2004	1.28%	(f)	(f)	127.69%
For the Year Ended December 31, 2005	1.36%	(f)	(f)	217.57%
For the Year Ended December 31, 2006	1.36%	(f)	(f)	236.59%
For the Six Months Ended June 30, 2007 (Unaudited)	1.94%	1.19%	1.94%	70.91%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(f)	There were no fee reductions during the period.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT Global Financial Services Fund (the “Fund”), (formerly, “Gartmore GVIT Global Financial Services Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

14

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

16

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2007.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$30,999,673	$2,014,202	$(739,685)	$1,274,517

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Global Asset Management Trust (“GGAMT”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Total
Base Management Fee	Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion and more	0.80%

The Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI World Financials Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

18

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage point	+/- 0.04%

+/- 3 percentage point	+/- 0.06%

+/- 4 percentage point	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

The performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $20,880 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such cost amounted to $249.

For the six months ended June 30, 2007, the advisers or affiliates of the advisers directly held 19.97% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $12,076.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $23,929,694 and sales of $27,049,757.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

20

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 21

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

22

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

24

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 25

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

26

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the MSCI World/Financials Index, for the one-and three-year periods. The Board also considered that performance of the Fund’s Class III shares had ranked in the first quintile of the Fund’s Lipper-constructed Performance Group over the one-, two-, three-, and four-year periods. Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the adviser to maintain relative performance, the Board concluded the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints, and the Fund’s total fees placed the Fund in the fifth quintile of its Lipper-constructed Expense Group. Although the Fund’s contractual advisory fee compared with peer group funds was relatively high, the Board also considered that the Fund had implemented a performance fee structure, which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses were fair and reasonable in light of the services that the Fund receives and the other factors considered.

The Board considered that the Fund’s adviser reported a pre-tax profit margin for investment management services during each of the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profits realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over

 27

Supplemental Information (Unaudited) (Continued)

time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

30

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 31

Nationwide NVIT U.S. Growth Leaders Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-USGL (8/07)

 1

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

Nationwide NVIT U.S. Growth Leaders Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

Nationwide NVIT U.S. Growth Leaders Fund
			Beginning	Ending	Expenses Paid	Annualized
			Account Value,	Account	During Period*	Expense Ratio*
			January 1, 2007	Value,
				June 30, 2007

Class I	Actual		$1,000.00	$1,129.00	$6.23	1.18%
	Hypothetical	[1]	$1,000.00	$1,018.95	$5.92	1.18%
Class II	Actual		$1,000.00	$1,127.70	$7.54	1.43%
	Hypothetical	[1]	$1,000.00	$1,017.71	$7.18	1.43%
Class III	Actual		$1,000.00	$1,128.20	$6.28	1.19%
	Hypothetical	[1]	$1,000.00	$1,018.90	$5.97	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

Nationwide NVIT U.S. Growth Leaders Fund
Portfolio Summary
June 30, 2007

Nationwide NVIT U.S. Growth Leaders Fund

Asset Allocation

Common Stock	96.6%
Repurchase Agreements	5.5%
Other Investments*	6.8%
Liabilities in excess of other assets**	-8.9%

100.0%

Top Industries

Communications Equipment	13.2%
Semiconductors & Semiconductor Equipment	8.9%
Aerospace & Defense	7.0%
Capital Markets	6.7%
Pharmaceuticals	6.1%
Internet Software & Services	5.2%
Hotels, Restaurants & Leisure	4.9%
Software	4.8%
Oil, Gas & Consumable Fuels	4.0%
Biotechnology	3.8%
Other	35.4%

100.0%

Top Holdings***

Cisco Systems, Inc.	6.5%
XTO Energy, Inc.	4.0%
Rockwell Collins, Inc.	3.9%
Gilead Sciences, Inc.	3.8%
Google, Inc., Class A	3.7%
Northern Trust Corp.	3.5%
Wyeth	3.5%
Comcast Corp., Class A	3.5%
Cooper Industries Ltd., Class A ADR—BM	3.5%
Monsanto Co.	3.4%
Other	60.7%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

***	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

Nationwide NVIT U.S. Growth Leaders Fund

Common Stock (96.6%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (7.0%)
Precision Castparts Corp.	15,340	$1,861,663
Rockwell Collins, Inc.	33,530	2,368,559

		4,230,222

Air Freight & Logistics (2.2%)
C.H. Robinson Worldwide, Inc.	25,830	1,356,592

		1,356,592

Biotechnology (3.8%)
Gilead Sciences, Inc.*	59,660	2,313,018

		2,313,018

Capital Markets (6.7%)
Lehman Brothers Holding, Inc.	25,770	1,920,380
Northern Trust Corp.	33,440	2,148,186

		4,068,566

Chemicals (3.4%)
Monsanto Co.	30,760	2,077,530

		2,077,530

Commercial Banks (1.0%)
PNC Bank Corp.	8,640	618,451

		618,451

Communications Equipment (13.2%)
Cisco Systems, Inc.*	141,500	3,940,775
Corning, Inc.*	46,840	1,196,762
Foundry Networks, Inc.*	80,860	1,347,128
QUALCOMM, Inc.	35,490	1,539,911

		8,024,576

Diversified Financial Services (2.2%) (a)
IntercontinentalExchange, Inc.*	8,890	1,314,387

		1,314,387

Diversified Telecommunication Services (2.0%)
American Tower Corp.*	28,590	1,200,780

		1,200,780

Electrical Equipment (3.5%)
Cooper Industries Ltd., Class A ADR — BM	37,220	2,124,890

		2,124,890

Energy Equipment & Services (2.5%)
Transocean, Inc. ADR — KY*	14,550	1,542,009

		1,542,009

Food & Staples Retailing (3.2%)
CVS/ Caremark Corp.	53,780	1,960,281

		1,960,281

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	21,660	1,220,324

		1,220,324

Hotels, Restaurants & Leisure (4.9%)
MGM Grand, Inc.*	14,360	1,184,413
Starwood Hotels & Resorts Worldwide, Inc.	26,450	1,774,001

		2,958,414

Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	19,160	931,942
Google, Inc., Class A*	4,280	2,240,067

		3,172,009

Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc.*	23,220	1,200,938

		1,200,938

Media (3.5%)
Comcast Corp., Class A*	75,875	2,133,605

		2,133,605

Metals & Mining (2.2%)
Allegheny Technologies, Inc.	12,620	1,323,586

		1,323,586

Multiline Retail (2.3%)
Kohl’s Corp.*	19,200	1,363,776

		1,363,776

Oil, Gas & Consumable Fuels (4.0%)
XTO Energy, Inc.	40,380	2,426,838

		2,426,838

Pharmaceuticals (6.1%)
Shire PLC ADR — GB	20,810	1,542,645
Wyeth	37,460	2,147,957

		3,690,602

Semiconductors & Semiconductor Equipment (8.9%)
MEMC Electronic Materials, Inc.*	27,430	1,676,522
Microchip Technology, Inc.	50,770	1,880,521
NVIDIA Corp.*	45,150	1,865,146

		5,422,189

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Software (4.8%)
Adobe Systems, Inc.*	42,310	$1,698,746
Macrovision Corp.*(a)	40,000	1,202,401

		2,901,147

Total Common Stocks (Cost $54,720,665)		58,644,730

Repurchase Agreements (5.5%)
Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $3,328,858, collateralized by U.S. Government Agency Mortgages with a market value of $3,393,965	$3,327,415	3,327,415

Securities Held as Collateral for Securities on Loan (6.8%)
Morgan Stanley Repurchase Agreement, 5.42%, dated 06/29/07, due 07/02/07, repurchase price $4,137,826, collateralized by U.S. Government Agency Mortgages with a market value of $4,218,677	4,135,958	4,135,958

Total Investments (Cost $62,184,040) (b) — 108.9%		66,108,103
Liabilities in excess of other assets — (8.9)%		(5,427,677)

NET ASSETS — 100.0%		$60,680,426

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of June 30, 2007.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR	American Depository Receipt

BM	Bermuda

GB	United Kingdom

KY	Cayman Islands

See accompanying notes to financial statements.

 7

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Nationwide NVIT
U.S. Growth
Leaders Fund

Assets:
Investments, at value (cost $54,720,665)*	$58,644,730
Repurchase agreements, at cost and value	7,463,373

Total Investments	66,108,103

Interest and dividends receivable	38,324
Receivable for capital shares issued	5,047
Receivable for investments sold	1,741,573
Prepaid expenses	15

Total Assets	67,893,062

Liabilities:
Payable for investments purchased	2,878,348
Payable upon return of securities loaned	4,135,958
Payable for capital shares redeemed	13,835
Accrued expenses and other payables:
Investment advisory fees	155,317
Fund administration and transfer agent fees	3,153
Distribution fees	4,295
Administrative servicing fees	4,862
Compliance program costs	823
Other	16,045

Total Liabilities	7,212,636

Net Assets	$60,680,426

Represented by:
Capital	$51,052,303
Accumulated net investment loss	(164,531)
Accumulated net realized gains from investment transactions	5,868,591
Net unrealized appreciation on investments	3,924,063

Net Assets	$60,680,426

Net Assets:
Class I Shares	$12,226,896
Class II Shares	21,090,988
Class III Shares	27,362,542

Total	$60,680,426

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,027,164
Class II Shares	1,783,237
Class III Shares	2,285,222

Total	5,095,623

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class I Shares	$11.90
Class II Shares	$11.83
Class III Shares	$11.97

*	Includes value of securities on loan of $4,034,588.

See accompanying notes to financial statements.

8

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Nationwide NVIT
U.S. Growth
Leaders Fund

INVESTMENT INCOME:
Interest income	$31,748
Dividend income	174,321
Income from securities lending	3,279

Total Income	209,348

Expenses:
Investment advisory fees	264,643
Fund administration and transfer agent fees	18,766
Distribution fees Class II Shares	25,274
Administrative servicing fees Class I Shares	7,996
Administrative servicing fees Class II Shares	14,215
Administrative servicing fees Class III Shares	19,071
Custodian fees	5,787
Trustee fees	1,386
Compliance program costs (Note 3)	422
Other	16,398

Total expenses before earnings credit	373,958
Earnings credit (Note 6)	(79)

Net Expenses	373,879

Net Investment Loss	(164,531)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	6,340,907
Net change in unrealized appreciation on investments	989,375

Net realized/unrealized gains (losses) on investments	7,330,282

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,165,751

See accompanying notes to financial statements.

 9

Statements of Changes in Net Assets

	Nationwide NVIT
	U.S. Growth Leaders Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(164,531)	$121,302
Net realized gains on investment transactions	6,340,907	107,878
Net change in unrealized appreciation/depreciation on investments	989,375	(1,126,069)

Change in net assets resulting from operations	7,165,751	(896,889)

Distributions to shareholders from:
Net investment income:
Class I	–	(26,243)
Class II	–	(26,750)
Class III	–	(68,309)
Net realized gains:
Class I	–	(205,376)
Class II	–	(373,444)
Class III	–	(590,833)
Tax return of capital:
Class I	–	(5,876)
Class II	–	(5,989)
Class III	–	(15,294)

Change in net assets from shareholder distributions	–	(1,318,114)

Change in net assets from capital transactions	(6,985,531)	(4,690,434)

Change in net assets	180,220	(6,905,437)
Net Assets:
Beginning of period	60,500,206	67,405,643

End of period	$60,680,426	$60,500,206

Accumulated net investment income (loss) at end of period	$(164,531)	$–

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets (Continued)

	Nationwide NVIT
	U.S. Growth Leaders Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,287,314	$4,801,363
Dividends reinvested	–	237,494
Cost of shares redeemed (a)	(2,044,408)	(3,923,615)

	(757,094)	1,115,242

Class II Shares
Proceeds from shares issued	1,245,510	5,806,714
Dividends reinvested	–	406,181
Cost of shares redeemed (a)	(2,370,814)	(4,812,555)

	(1,125,304)	1,400,340

Class III Shares
Proceeds from shares issued	3,076,252	8,365,161
Dividends reinvested	–	674,433
Cost of shares redeemed (a)	(8,179,385)	(16,245,610)

	(5,103,133)	(7,206,016)

Change in net assets from capital transactions	$(6,985,531)	$(4,690,434)

SHARE TRANSACTIONS:
Class I Shares
Issued	115,441	447,301
Reinvested	–	23,415
Redeemed	(181,796)	(375,985)

	(66,355)	94,731

Class II Shares
Issued	110,735	538,982
Reinvested	–	40,354
Redeemed	(212,975)	(466,666)

	(102,240)	112,670

Class III Shares
Issued	265,774	764,926
Reinvested	–	66,190
Redeemed	(733,121)	(1,537,239)

	(467,347)	(706,123)

Total change in shares	(635,942)	(498,722)

(a)	Includes redemption fees, if any.

See accompanying notes to financial statements.

 11

Financial Highlights
(Selected Data for a Share of Capital Stock Outstanding Throughout the Periods Indicated)

Nationwide NVIT U.S. Growth Leaders Fund

		Investment Activities				Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total
	Value,	Investment		Gains	from	Net	Net
	Beginning	Income		(Losses) on	Investment	Investment	Realized	Return
	of Period	(Loss)		Investments	Activities	Income	Gains	of Capital

Class I Shares
Period Ended December 31, 2002 (e)	$8.64	(0.02)		(1.07)	(1.09)	–	–	–
For the Year Ended December 31, 2003	$7.56	(0.02)		3.95	3.93	–	(0.76)	–
For the Year Ended December 31, 2004	$10.74	(0.08)		1.36	1.28	–	(0.46)	–
For the Year Ended December 31, 2005	$11.56	(0.02)		1.32	1.30	–	(2.06)	–
For the Year Ended December 31, 2006	$10.80	0.02		(0.08)	(0.06)	(0.02)	(0.18)	(0.01)
For the Six Months Ended June 30, 2007 (Unaudited)	$10.53	(0.03)		1.40	1.37	–	–	–
Class II Shares
Period Ended December 31, 2003 (g)	$8.17	(0.02)		3.36	3.34	–	(0.76)	–
For the Year Ended December 31, 2004	$10.76	(0.08)		1.33	1.25	–	(0.46)	–
For the Year Ended December 31, 2005	$11.55	(0.04)		1.31	1.27	–	(2.06)	–
For the Year Ended December 31, 2006	$10.76	–	(j)	(0.07)	(0.07)	(0.01)	(0.18)	(0.01)
For the Six Months Ended June 30, 2007 (Unaudited)	$10.49	(0.04)		1.38	1.34	–	–	–
Class III Shares
For the Year Ended December 31, 2002	$9.92	(0.05)		(2.30)	(2.35)	–	–	–
For the Year Ended December 31, 2003	$7.58	(0.03)		3.99	3.96	–	(0.76)	–
For the Year Ended December 31, 2004	$10.79	(0.11)		1.40	1.29	–	(0.46)	–
For the Year Ended December 31, 2005	$11.62	(0.03)		1.33	1.30	–	(2.06)	–
For the Year Ended December 31, 2006	$10.86	0.04		(0.08)	(0.04)	(0.02)	(0.18)	(0.01)
For the Six Months Ended June 30, 2007 (Unaudited)	$10.61	(0.03)		1.39	1.36	–	–	–

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions					Ratios/Supplemental Data
		Paid-in					Ratio of
		Capital				Net Assets	Expenses
		from	Net Asset			at End of	to Average
	Total	Redemption	Value, End	Total		Period	Net Assets
	Distributions	Fees	of Period	Return (a)		(000s)	(b)

Class I Shares
Period Ended December 31, 2002 (e)	–	0.01	$7.56	(12.50%	)	$476	1.16%
For the Year Ended December 31, 2003	(0.76)	0.01	$10.74	52.14%		$6,199	1.19%
For the Year Ended December 31, 2004	(0.46)	–	$11.56	12.41%		$6,369	1.29%
For the Year Ended December 31, 2005	(2.06)	–	$10.80	11.96%		$10,783	1.17%
For the Year Ended December 31, 2006	(0.21)	–	$10.53	(0.29%	)(h)	$11,510	1.21%	(i)
For the Six Months Ended June 30, 2007 (Unaudited)	–	–	$11.90	12.90%		$12,227	1.18%
Class II Shares
Period Ended December 31, 2003 (g)	(0.76)	0.01	$10.76	41.02%		$4,101	1.43%
For the Year Ended December 31, 2004	(0.46)	–	$11.55	12.10%		$10,593	1.53%
For the Year Ended December 31, 2005	(2.06)	–	$10.76	11.70%		$19,067	1.41%
For the Year Ended December 31, 2006	(0.20)	–	$10.49	(0.50%	)(h)	$19,777	1.46%	(i)
For the Six Months Ended June 30, 2007 (Unaudited)	–	–	$11.83	12.77%		$21,091	1.43%
Class III Shares
For the Year Ended December 31, 2002	–	0.01	$7.58	(23.59%	)	$6,501	1.10%
For the Year Ended December 31, 2003	(0.76)	0.01	$10.79	52.39%		$54,959	1.19%
For the Year Ended December 31, 2004	(0.46)	–	$11.62	12.45%		$33,158	1.29%
For the Year Ended December 31, 2005	(2.06)	–	$10.86	11.99%		$37,556	1.17%
For the Year Ended December 31, 2006	(0.21)	–	$10.61	(0.29%	)(h)	$29,194	1.20%	(i)
For the Six Months Ended June 30, 2007 (Unaudited)	–	–	$11.97	12.82%		$27,363	1.19%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

				Ratio of
			Ratio of	Investment
	Ratio of Net		Expenses	Income (Loss)
	Investment		(Prior to	(Prior to
	Income (Loss)		Reimbursements)	Reimbursements)
	to Average		to Average	to Average		Portfolio
	Net Assets (b)		Net Assets (b)(c)	Net Assets (b)(c)		Turnover (d)

Class I Shares
Period Ended December 31, 2002 (e)	(0.56%	)	(f)	(f)		754.41%
For the Year Ended December 31, 2003	(0.50%	)	(f)	(f)		580.71%
For the Year Ended December 31, 2004	(0.77%	)	(f)	(f)		520.00%
For the Year Ended December 31, 2005	(0.39%	)	(f)	(f)		447.55%
For the Year Ended December 31, 2006	0.26%	(i)	(f)	(f)		382.64%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.46%	)	1.18%	(0.46%	)	161.85%
Class II Shares
Period Ended December 31, 2003 (g)	(0.66%	)	(f)	(f)		580.71%
For the Year Ended December 31, 2004	(1.03%	)	(f)	(f)		520.00%
For the Year Ended December 31, 2005	(0.63%	)	(f)	(f)		447.55%
For the Year Ended December 31, 2006	0.02%	(i)	(f)	(f)		382.64%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.72%	)	1.43%	(0.72%	)	161.85%
Class III Shares
For the Year Ended December 31, 2002	(0.64%	)	(f)	(f)		754.41%
For the Year Ended December 31, 2003	(0.50%	)	(f)	(f)		580.71%
For the Year Ended December 31, 2004	(0.77%	)	(f)	(f)		520.00%
For the Year Ended December 31, 2005	(0.38%	)	(f)	(f)		447.55%
For the Year Ended December 31, 2006	0.31%	(i)	(f)	(f)		382.64%
For the Six Months Ended June 30, 2007 (Unaudited)	(0.48%	)	1.19%	(0.48%	)	161.85%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(f)	There were no fee reductions during the period.
(g)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(h)	Includes reimbursement from the Investment Adviser which increased the total return by 0.66%
(i)	Excludes reimbursement from the Investment Adviser.
(j)	The amount is less than $0.005 per share.

See accompanying notes to financial statements.

12

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Nationwide NVIT U.S. Growth Leaders Fund (the “Fund”), (formerly, “Gartmore GVIT U.S. Growth Leaders Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

 13

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service

14

approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2007, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$4,034,588	$4,135,958

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

16

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$62,501,737	$3,874,425	$(268,059)	$3,606,366

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”).

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a base investment advisory fee that can vary depending on the Fund’s performance relative to the Fund’s benchmark, the S&P 500 Index, as follows:

Base Management Fee*	Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.80%

$2 billion or more	0.75%

*	The Fund pays NFA a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund’s performance relative to the Fund’s benchmark, the S&P 500 Index. Thus, if the Fund outperforms the Fund’s benchmark by 12% or more over a 36-month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms the Fund’s benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and NFA will receive the applicable base fee. The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to the Fund’s average net assets over the current quarter, while the performance adjustment percentage is applied to the Fund’s average net assets over the rolling 36-month performance period. The corresponding dollar values then are added to arrive at the overall NFA advisory fee for the current period. The base fee is either increased or decreased by the following amounts at each breakpoint:

Fee Schedule	Fee Adjustment

Up to $500 million	+/-0.22%

$500 million up to $2 billion	+/-0.18%

$2 billion or more	+/-0.16%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $44,092 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such cost amounted to $422.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

18

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $968.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $94,248,264 and sales of $101,923,557.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Supplemental Information (Unaudited)

A. Renewal of Investment Advisory Agreement

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (each an “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” ), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”) cast in person at a meeting called for the purpose of voting on such approval.

The Board meets quarterly and takes into account throughout the year matters bearing on each Fund’s Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of an Advisory Agreement, including the services and support provided to a Fund and its shareholders.

On December 6, 2006, the Independent Trustees first met in person with their independent legal counsel (“Independent Legal Counsel”) to consider information provided by the Adviser and others to assist the Trustees in considering whether to renew each Fund’s Advisory Agreement for a one year term beginning May 1, 2007. Immediately following such meeting of the Independent Trustees, all Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel and others to consider such matters, and give preliminary consideration to information bearing on continuation of each Advisory Agreement. The primary purpose of the December 6 and 7, 2006 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of an Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 6 and 7, 2006 meeting the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. describing a Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2006) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, (ii) information from the Adviser describing the Fund’s performance (over multiple years ended September 30, 2006) compared with its benchmark and Lipper categories, (iii) for Funds under “close review,” copies of letters from the Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance (iv) information from the Adviser describing performance for the months of October and November, 2006, and annual performance for the year ended November 30, 2006, (v) reports from the Adviser describing the Adviser’s profitability in providing services under an Advisory Agreement, together with an explanation of Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for a Fund, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant and transfer agent.

At the December 6 and 7, 2006 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and: (i) the nature, extent and quality of services provided by the Adviser under each Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with a Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by peer group funds to their investment advisers and paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where

 25

Supplemental Information (Unaudited) (Continued)

applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 6 and 7, 2006 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 11, 2007.

At the January 11, 2007 meeting of the Board of Trustees of the Trust, the Board received and considered information provided by the Adviser in follow-up from the December 6 and 7, 2006 Board meeting and, after consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section. In determining whether to renew the Advisory Agreement for the Fund, the Board ultimately reached a determination, with the assistance of Trust counsel and Independent Legal Counsel, that the renewal of the Advisory Agreement and the compensation to be received by the Adviser under the Advisory Agreement is consistent with the Board’s fiduciary duty under applicable law.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Board considered that the Fund had underperformed its benchmark, the S&P 500 Index, for the one- and three-year periods. The Board also considered that performance of the Fund’s Class I shares of the Fund ranked in the fifth quintile of the Fund’s Lipper-constructed Performance Group over the one-year period, the fourth quintile over the two- and three-year periods, and in the second quintile over the four-year period. Although the Fund’s performance compared with its peer group over the one- and three-year periods ranked the Fund in the fifth and fourth quintile, respectively, the Board considered among other things that: (i) longer-term relative performance had been good; (ii) the Fund’s adviser had represented that the new chief investment officer would analyze and monitor Fund performance and report quarterly to the Performance Committee; and (iii) the Fund is very concentrated and highly volatile. Based on its review, and giving particular weight to the representations made by management with respect to the actions that will be taken by the Fund’s adviser to improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the Fund will benefit the Fund’s shareholders.

The Board also considered that the Fund’s contractual advisory fee and breakpoints, and the Fund’s total expenses placed the Fund in the fifth quintile of its Lipper-constructed Expense Group. The Board found that the Fund’s contractual advisory fee is high compared to its Expense Group but noted that the Fund has implemented a performance fee structure (although waived during the year), which is intended to either reward or penalize the adviser for outperforming or underperforming, respectively, the Fund’s benchmark. The Board concluded that the Fund’s management fee and total expenses are fair and reasonable in light of the services the Fund receives and the other factors considered.

The Board also noted that the Fund’s adviser has reported a pre-tax profit margin for the twelve month-periods ended September 30, 2006 and 2005. The Board considered the costs of the services provided by and the profit realized by the Fund’s adviser in connection with the operation of the Fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the Fund.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors with respect to the Fund, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement (and, if applicable, Sub-Advisory Agreement) with respect to the Fund, should be renewed.

B. Approval of New Advisory Agreement

At its January 11, 2007 meeting, the Board also unanimously approved a new investment advisory agreement (the “New Agreement”) for the Fund with Nationwide Fund Advisors, (“NFA”) the then-current adviser to each of the series of the Trust to become effective upon the closing of the acquisition of NFA by Nationwide Financial Services, Inc. (“NFS”) from Nationwide Corporation (“NWC”) which closed on April 30, 2007 (the “Transaction”). In approving the New

26

Agreement, the Board considered NFA’s capacity to continue to provide the services needed to operate a sophisticated investment management business and to support the management of each of the series. The Board also took into account the information provided to them at their regular quarterly meetings with NFA’s senior management with respect to the Fund, including the information provided by management at the Fund’s annual Section 15(c) meetings on December 6-7, 2006 and January 11, 2007. In addition, the Board also considered NFS’ announced intentions, over time, that NFA will operate exclusively as “manager of managers” in which NFA, rather than managing a series directly, will instead oversee one or more subadvisers who will provide day-to-day portfolio management to each series. The Board also considered the capabilities of NFA and its affiliates, and in particular, their ability to provide portfolio management services to the series should any of the current portfolio mangers elect to terminate their employment with NFA and/or not become employed by an existing or new subadviser for a series. In this regard, NFA advised the Board that while there can be no assurances that current portfolio managers directly managing each series will continue to manage such series, reasonable efforts are being made by NFA to achieve this result. Assuming, however, that these portfolio managers become employed by an unaffiliated subadviser, NFA, subject to Board approval, has stated its intention to hire such subadviser(s) under the Manager of Managers Exemptive Order that the Trust has received from the U.S. Securities and Exchange Commission (“SEC”) without obtaining shareholder approval. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by NFA were appropriate for the Fund in light of the Fund’s investment objective, and, thus, supported a decision to approve the New Agreement. The Board submitted the New Agreement to the Fund’s shareholders for their approval. A Special Meeting of Shareholders was scheduled to be held on April 23, 2007 and was adjourned until April 25, 2007. Shareholders of the Fund approved the New Agreement on April 25, 2007.

C. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

 27

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908.660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

28

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

 29

Supplemental Information (Unaudited) (Continued)

Number of Shares
Fund		Cast/Not Cast	Percentages
NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780% 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359% 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 118,719.882 shares 2,833,284.860 shares	94.126% 1.684% 4.190%

JP Morgan NVIT Balanced Fund (Formerly JP Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2:

Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

30

American Funds NVIT Funds
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund
SemiannualReport

June 30, 2007

www.nationwidefunds.com

SAR-AMF (8/07)

SemiannualReport

June 30, 2007 (Unaudited)

Contents
4	American Funds NVIT Asset Allocation Fund
13	American Funds NVIT Bond Fund
22	American Funds NVIT Global Growth Fund
31	American Funds NVIT Growth Fund
40	American Funds NVIT Growth-Income Fund

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Message to Shareholders
June 30, 2007 (Unaudited)

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO

Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

American Funds NVIT Asset Allocation Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending
American Funds NVIT Asset			Account Value	Account Value	Expenses Paid	Annualized
Allocation Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class II	Actual		$1,000.00	$1,075.70	$3.71	0.72%
	Hypothetical	[1]	$1,000.00	$1,021.23	$3.61	0.72%

Class VII	Actual		$1,000.00	$1,077.50	$1.70	0.33%
	Hypothetical	[1]	$1,000.00	$1,023.16	$1.66	0.33%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	American Funds
	NVIT Asset
	Allocation Fund

Assets:
Investments in Master Fund (cost $293,111,718)	$304,582,882
Receivable for capital shares issued	848,449
Prepaid expenses	2,622

Total Assets	305,433,953

Liabilities:
Payable for capital shares redeemed	565
Accrued expenses and other payables:
Fund administration and transfer agent fees	16,591
Master feeder service provider fee	24,174
Distribution fees	60,437
Administrative servicing fees	83,917
Compliance program costs	1,922
Other	460

Total Liabilities	188,066

Net Assets	$305,245,887

Represented by:
Capital	$284,323,616
Accumulated net investment loss	(58,209)
Accumulated net realized gains from investment transactions and distributions from Master Fund	9,509,316
Net unrealized appreciation on investments	11,471,164

Net Assets	$305,245,887

Net Assets:
Class II Shares	$305,244,749
Class VII Shares	1,138

Total	$305,245,887

Shares outstanding (unlimited number of shares authorized):
Class II Shares	15,301,198
Class VII Shares	57

Total	15,301,255

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$19.95
Class VII Shares	$20.03	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

INVESTMENT INCOME:
Dividend income	$1,132,843

Total Income	1,132,843

Expenses:
Fund administration and transfer agent fees	67,873
Master feeder service provider fee	283,287
Distribution fees Class II Shares	283,288
Distribution fees Class VII Shares	2
Administrative servicing fees Class II Shares	315,342
Custodian fees	1,379
Trustee fees	4,184
Compliance program costs (Note 3)	1,458
Other	24,111

Total expenses before earnings credit	980,924
Expenses waived for Master feeder service provider fee	(169,973)
Earnings credit (Note 4)	(421)

Net Expenses	810,530

Net Investment Income	322,313

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	16,147
Net realized gain distributions from Master Fund	9,494,837

Net realized gains on investment transactions and distributions from Master Fund	9,510,984

Net change in unrealized appreciation on investments	6,878,753

Net realized/unrealized gains (losses) on investments	16,389,737

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,712,050

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	American Funds NVIT
	Asset Allocation Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006 (a)

	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$322,313	$2,673,314
Net realized gains on investment transactions and distributions from Master Fund	9,510,984	169,123
Net change in unrealized appreciation on investments	6,878,753	4,592,411

Change in net assets resulting from operations	16,712,050	7,434,848

Distributions to shareholders from:
Net investment income:
Class II	(383,817)	(2,685,081)
Class VII	(2)	(17)
Net realized gains:
Class II	(170,790)	–
Class VII	(1)	–

Change in net assets from shareholder distributions	(554,610)	(2,685,098)

Change in net assets from capital transactions	126,338,657	158,000,040

Change in net assets	142,496,097	162,749,790
Net Assets:
Beginning of period	162,749,790	–

End of period	$305,245,887	$162,749,790

Accumulated net investment income (loss) at end of period	$(58,209)	$3,297

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$128,977,960	$155,792,024
Dividends reinvested	554,587	2,685,081
Cost of shares redeemed	(3,193,893)	(478,082)

	126,338,654	157,999,023

Class VII Shares
Proceeds from shares issued	–	1,000
Dividends reinvested	3	17

	3	1,017

Change in net assets from capital transactions	$126,338,657	$158,000,040

SHARE TRANSACTIONS:
Class II Shares
Issued	6,680,887	8,640,005
Reinvested	27,883	144,250
Redeemed	(165,183)	(26,644)

	6,543,587	8,757,611

Class VII Shares
Issued	–	56
Reinvested	– (b)	1

	–	57

Total change in shares	6,543,587	8,757,668

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Asset Allocation Fund

		Investment Activities			Distributions

			Net Realized
	Net Asset		and	Total				Net Asset
	Value,	Net	Unrealized	from	Net	Net		Value,
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	End	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)

Class II Shares
Period ended December 31, 2006 (e)	$17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	$18.58	5.69%
For the six months ended June 30, 2007 (Unaudited)	$18.58	0.03	1.38	1.41	(0.03)	(0.01)	(0.04)	$19.95	7.57%
Class VII Shares
Period ended December 31, 2006 (e)	$17.92	0.55	0.46	1.01	(0.30)	–	(0.30)	$18.63	5.64%
For the six months ended June 30, 2007 (Unaudited)	$18.63	0.04	1.40	1.44	(0.03)	(0.01)	(0.04)	$20.03	7.75%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratio of		Ratio of Net
			Net	Ratio of	Investment
		Ratio of	Investment	Expenses	Income
	Net Assets	Expenses	Income	(Prior to	(Prior to
	at End of	to Average	to Average	Reimbursements)	Reimbursements)
	Period	Net	Net	to Average	to Average	Portfolio
	(000s)	Assets (b)	Assets(b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	$162,749	0.69%	6.18%	0.86%	6.00%	38.00%
For the six months ended June 30, 2007 (Unaudited)	$305,245	0.72%	0.28%	0.87%	0.13%	18.00%
Class VII Shares
Period ended December 31, 2006 (e)	$1	0.80%	4.51%	0.87%	4.43%	38.00%
For the six months ended June 30, 2007 (Unaudited)	$1	0.33%	0.48%	0.48%	0.33%	18.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Asset Allocation Fund (the “Fund”), (formerly, “American Funds GVIT Asset Allocation Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2007, was 3.55%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$293,113,386	$11,469,496	$—	$11,469,496

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by GSA), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFM has entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“NFS”), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $284,555 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFM, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFM certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $1,458.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

American Funds NVIT Bond Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
American Funds NVIT Bond Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class II	Actual		$1,000.00	$1,012.90	$3.64	0.73%
	Hypothetical	[1]	$1,000.00	$1,021.18	$3.66	0.73%

Class VII	Actual		$1,000.00	$1,014.90	$1.70	0.34%
	Hypothetical	[1]	$1,000.00	$1,023.11	$1.71	0.34%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

American Funds
NVIT Bond Fund

Assets:
Investments in Master Fund (cost $76,895,431)	$75,682,689
Receivable for capital shares issued	121,966
Prepaid expenses	622

Total Assets	75,805,277

Liabilities:
Payable to custodian	72
Payable for capital shares redeemed	371
Accrued expenses and other payables:
Fund administration and transfer agent fees	3,532
Master feeder service provider fee	5,771
Distribution fees	14,427
Administrative servicing fees	20,520
Compliance program costs	423
Other	4,706

Total Liabilities	49,822

Net Assets	$75,755,455

Represented by:
Capital	$76,980,507
Accumulated net investment loss	(14,484)
Accumulated net realized gains from investment transactions	2,174
Net unrealized depreciation on investments	(1,212,742)

Net Assets	$75,755,455

Net Assets:
Class II Shares	$75,754,387
Class VII Shares	1,068

Total	$75,755,455

Shares outstanding (unlimited number of shares authorized):
Class II Shares	6,609,391
Class VII Shares	93

Total	6,609,484

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$11.46
Class VII Shares	$11.48

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

American Funds
NVIT Bond Fund

INVESTMENT INCOME:
Dividend income	$2,656,020

Total Income	2,656,020

Expenses:
Fund administration and transfer agent fees	15,532
Master feeder service provider fee	65,195
Distribution fees Class II Shares	65,195
Distribution fees Class VII Shares	2
Administrative servicing fees Class II Shares	73,175
Custodian fees	74
Trustee fees	830
Compliance program costs (Note 3)	325
Other	9,951

Total expenses before earnings credit	230,279
Expenses waived for Master feeder service provider fee	(39,117)
Earnings credit (Note 4)	(37)

Net Expenses	191,125

Net Investment Income	2,464,895

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	7,683
Net change in unrealized depreciation on investments	(2,045,070)

Net realized/unrealized gains (losses) on investments	(2,037,387)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$427,508

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	American Funds NVIT
	Bond Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006(a)

	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,464,895	$44,623
Net realized gains (losses) on investment transactions	7,683	(4,556)
Net change in unrealized appreciation/depreciation on investments	(2,045,070)	832,328

Change in net assets resulting from operations	427,508	872,395

Distributions to shareholders from:
Net investment income:
Class II	(2,479,342)	(49,730)
Class VII	(37)	(12)
Tax return of capital:
Class II	–	(64,936)
Class VII	–	(15)

Change in net assets from shareholder distributions	(2,479,379)	(114,693)

Change in net assets from capital transactions	44,133,762	32,915,862

Change in net assets	42,081,891	33,673,564
Net Assets:
Beginning of period	33,673,564	–

End of period	$75,755,455	$33,673,564

Accumulated net investment income (loss) at end of period	$(14,484)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$43,285,749	$34,636,189
Dividends reinvested	2,479,342	114,666
Cost of shares redeemed	(1,631,366)	(1,836,020)

	44,133,725	32,914,835

Class VII Shares
Proceeds from shares issued	–	1,000
Dividends reinvested	37	27

	37	1,027

Change in net assets from capital transactions	$44,133,762	$32,915,862

SHARE TRANSACTIONS:
Class II Shares
Issued	3,655,769	3,023,496
Reinvested	216,536	10,377
Redeemed	(136,894)	(159,893)

	3,735,411	2,873,980

Class VII Shares
Issued	–	88
Reinvested	3	2

	3	90

Total change in shares	3,735,414	2,874,070

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Bond Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net
	Beginning	Investment	(Losses) on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
Period ended December 31, 2006 (e)	$11.45	0.38	0.21	0.59	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$11.72	0.41	(0.26)	0.15	(0.41)
Class VII Shares
Period ended December 31, 2006 (e)	$11.45	0.38	0.20	0.58	(0.14)
For the six months ended June 30, 2007 (Unaudited)	$11.72	0.42	(0.25)	0.17	(0.41)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Ratio of
			Net Asset		Net Assets	Expenses
	Return of	Total	Value, End	Total	at End of	to Average
	capital	Distributions	of Period	Return (a)	Period (000s)	Net Assets (b)

Class II Shares
Period ended December 31, 2006 (e)	(0.18)	(0.32)	$11.72	5.30%	$33,673	0.79%
For the six months ended June 30, 2007 (Unaudited)	–	(0.41)	$11.46	1.29%	$75,754	0.73%
Class VII Shares
Period ended December 31, 2006 (e)	(0.17)	(0.31)	$11.72	5.21%	$1	1.13%
For the six months ended June 30, 2007 (Unaudited)	–	(0.41)	$11.48	1.49%	$1	0.34%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	0.47%	0.97%	0.29%	57.00%
For the six months ended June 30, 2007 (Unaudited)	9.45%	0.88%	8.80%	23.00%
Class VII Shares
Period ended December 31, 2006 (e)	4.83%	1.38%	4.57%	57.00%
For the six months ended June 30, 2007 (Unaudited)	7.29%	0.49%	6.63%	23.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Bond Fund (the “Fund”), (formerly, “American Funds GVIT Bond Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2007, was 1.74%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost			Net Unrealized
of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$76,900,940	$—	$(1,218,251)	$(1,218,251)

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by GSA), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFM has entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“NFS”), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $65,587 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFM, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFM certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $325.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

American Funds NVIT Global Growth Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
American Funds NVIT Global Growth Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class II	Actual		$1,000.00	$1,097.50	$4.32	0.83%
	Hypothetical	[1]	$1,000.00	$1,020.68	$4.17	0.83%

Class VII	Actual		$1,000.00	$1,098.90	$2.91	0.56%
	Hypothetical	[1]	$1,000.00	$1,021.28	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	American Funds
	NVIT Global
	Growth Fund

Assets:
Investments in Master Fund (cost $66,319,169)	$71,042,828
Receivable for capital shares issued	140,674
Prepaid expenses	678

Total Assets	71,184,180

Liabilities:
Payable for capital shares redeemed	3,208
Accrued expenses and other payables:
Fund administration and transfer agent fees	3,442
Master feeder service provider fee	5,675
Distribution fees	14,188
Administrative servicing fees	22,298
Compliance program costs	550
Other	38,533

Total Liabilities	87,894

Net Assets	$71,096,286

Represented by:
Capital	$62,891,393
Accumulated net investment loss	(14,357)
Accumulated net realized gains from investment transactions and distributions from Master Fund	3,495,591
Net unrealized appreciation on investments	4,723,659

Net Assets	$71,096,286

Net Assets:
Class II Shares	$71,095,094
Class VII Shares	1,192

Total	$71,096,286

Shares outstanding (unlimited number of shares authorized):
Class II Shares	2,803,509
Class VII Shares	47

Total	2,803,556

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$25.36
Class VII Shares	$25.39	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

American Funds
NVIT Global
Growth Fund

INVESTMENT INCOME:
Dividend income	$944,550

Total Income	944,550

Expenses:
Fund administration and transfer agent fees	17,157
Master feeder service provider fee	71,970
Distribution fees Class II Shares	71,970
Distribution fees Class VII Shares	2
Administrative servicing fees Class II Shares	83,467
Trustee fees	1,038
Compliance program costs (Note 3)	407
Printing fees	33,322
Other	1,499

Total expenses before reimbursements	280,832

Expenses waived for Master feeder service provider fee	(43,182)

Net Expenses	237,650

Net Investment Income	706,900

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	743,656
Net realized gain distributions from Master Fund	2,755,601

Net realized gains on investment transactions and distributions from Master Fund	3,499,257

Net change in unrealized appreciation on investments	1,239,222

Net realized/unrealized gains (losses) on investments	4,738,479

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,445,379

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	American Funds NVIT
	Global Growth Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006(a)

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$706,900	$(78,346)
Net realized gains on investment transactions and distributions from Master Fund	3,499,257	346
Net change in unrealized appreciation on investments	1,239,222	3,484,437

Change in net assets resulting from operations	5,445,379	3,406,437

Distributions to shareholders from:
Net investment income:
Class II	(721,244)	–
Class VII	(13)	–
Tax return of capital:
Class II	–	(30,000)
Class VII	–	(7)

Change in net assets from shareholder distributions	(721,257)	(30,007)

Change in net assets from capital transactions	20,379,251	42,616,483

Change in net assets	25,103,373	45,992,913
Net Assets:
Beginning of period	45,992,913	–

End of period	$71,096,286	$45,992,913

Accumulated net investment income (loss) at end of period	$(14,357)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$26,557,207	$43,418,062
Dividends reinvested	721,241	30,000
Cost of shares redeemed	(6,899,210)	(832,586)

	20,379,238	42,615,476

Class VII Shares
Proceeds from shares issued	–	1,000
Dividends reinvested	13	7

	13	1,007

Change in net assets from capital transactions	$20,379,251	$42,616,483

SHARE TRANSACTIONS:
Class II Shares
Issued	1,090,776	2,006,586
Reinvested	28,621	1,493
Redeemed	(285,824)	(38,143)

	833,573	1,969,936

Class VII Shares
Issued	–	46
Reinvested	1	– (b)

	1	46

Total change in shares	833,574	1,969,982

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Global Growth Fund

		Investment Activities			Distributions

			Net Realized
	Net Asset		and	Total
	Value,	Net	Unrealized	from	Net
	Beginning	Investment	Gains on	Investment	Investment
	of Period	Income	Investments	Activities	Income

Class II Shares
Period ended December 31, 2006 (e)	$21.69	0.10	1.72	1.82	–
For the six months ended June 30, 2007 (Unaudited)	$23.35	0.25	2.02	2.27	(0.26)
Class VII Shares
Period ended December 31, 2006 (e)	$21.69	0.06	1.75	1.81	–
For the six months ended June 30, 2007 (Unaudited)	$23.35	0.28	2.04	2.32	(0.28)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
			Net Asset		Net Assets
	Return		Value,		at End of
	of	Total	End	Total	Period
	capital	Distributions	of Period	Return (a)	(000s)

Class II Shares
Period ended December 31, 2006 (e)	(0.16)	(0.16)	$23.35	8.52%	$45,992
For the six months ended June 30, 2007 (Unaudited)	–	(0.26)	$25.36	9.75%	$71,095
Class VII Shares
Period ended December 31, 2006 (e)	(0.15)	(0.15)	$23.35	8.48%	$1
For the six months ended June 30, 2007 (Unaudited)	–	(0.28)	$25.39	9.89%	$1

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
		Ratio of Net		Ratio of
		Investment	Ratio of	Investment
	Ratio of	Income	Expenses	Income (Loss)
	Expenses	(Loss) to	(Prior to	(Prior to
	to Average	Average	Reimbursements)	Reimbursements)
	Net	Net	to Average	to Average	Portfolio
	Assets (b)	Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	0.91%	(0.63%)	1.16%	(0.87%)	31.00%
For the six months ended June 30, 2007 (Unaudited)	0.83%	2.45%	0.98%	2.30%	18.00%
Class VII Shares
Period ended December 31, 2006 (e)	1.11%	0.40%	1.21%	0.29%	31.00%
For the six months ended June 30, 2007 (Unaudited)	0.56%	2.33%	0.71%	2.18%	18.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Global Growth Fund (the “Fund”), (formerly, “American Funds GVIT Global Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2007, was 1.40%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$66,322,835	$4,719,993	$—	$4,719,993

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by GSA), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFM has entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“NFS”), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $72,181 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFM, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFM certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $407.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

American Funds NVIT Growth Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
American Funds NVIT Growth Fund			1/1/07	06/30/07	During Period*	Expense Ratio*

Class II	Actual		$1,000.00	$1,103.40	$3.81	0.73%
	Hypothetical	[1]	$1,000.00	$1,021.18	$3.66	0.73%

Class VII	Actual		$1,000.00	$1,105.20	$1.98	0.38%
	Hypothetical	[1]	$1,000.00	$1,023.11	$1.91	0.38%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	American Funds
	NVIT
	Growth Fund

Assets:
Investments in Master Fund (cost $125,131,860)	$130,708,795
Receivable for capital shares issued	139,946
Prepaid expenses	1,164

Total Assets	130,849,905

Liabilities:
Payable for capital shares redeemed	7,483
Accrued expenses and other payables:
Fund administration and transfer agent fees	6,765
Master feeder service provider fee	10,479
Distribution fees	26,199
Administrative servicing fees	35,441
Compliance program costs	920
Other	9,722

Total Liabilities	97,009

Net Assets	$130,752,896

Represented by:
Capital	$116,822,275
Accumulated net investment loss	(112,396)
Accumulated net realized gains from investment transactions and distributions from Master Fund	8,466,082
Net unrealized appreciation on investments	5,576,935

Net Assets	$130,752,896

Net Assets:
Class II Shares	$130,751,751
Class VII Shares	1,145

Total	$130,752,896

Shares outstanding (unlimited number of shares authorized):
Class II Shares	1,828,744
Class VII Shares	16

Total	1,828,760

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$71.50
Class VII Shares	$71.76	(a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

American Funds
NVIT Growth
Fund

INVESTMENT INCOME:
Dividend income	$254,116

Total Income	254,116

Expenses:
Fund administration and transfer agent fees	30,258
Master feeder service provider fee	126,558
Distribution fees Class II Shares	126,558
Distribution fees Class VII Shares	2
Administrative servicing fees Class II Shares	139,423
Custodian fees	178
Trustee fees	1,911
Compliance program costs (Note 3)	660
Other	20,430

Total expenses before earnings credit	445,978
Expenses waived for Master feeder service provider fee	(75,935)
Earnings credit (Note 4)	(89)

Net Expenses	369,954

Net Investment Loss	(115,838)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	47,360
Net realized gain distributions from Master Fund	8,469,900

Net realized gains on investment transactions and distributions from Master Fund	8,517,260

Net change in unrealized appreciation on investments	2,022,378

Net realized/unrealized gains (losses) on investments	10,539,638

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,423,800

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006(a)

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(115,838)	$429,262
Net realized gains (losses) on investment transactions and distributions from Master Fund	8,517,260	(13,161)
Net change in unrealized appreciation on investments	2,022,378	3,554,557

Change in net assets resulting from operations	10,423,800	3,970,658

Distributions to shareholders from:
Net investment income:
Class II	–	(435,217)
Class VII	–	(4)
Net realized gains:
Class II	(38,017)	–

Change in net assets from shareholder distributions	(38,017)	(435,221)

Change in net assets from capital transactions	45,561,650	71,270,026

Change in net assets	55,947,433	74,805,463
Net Assets:
Beginning of period	74,805,463	–

End of period	$130,752,896	$74,805,463

Accumulated net investment income (loss) at end of period	$(112,396)	$3,442

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$48,175,557	$72,386,539
Dividends reinvested	38,015	435,217
Cost of shares redeemed	(2,651,922)	(1,552,734)

	45,561,650	71,269,022

Class VII Shares
Proceeds from shares issued	–	1,000
Dividends reinvested	–	4

	–	1,004

Change in net assets from capital transactions	$45,561,650	$71,270,026

SHARE TRANSACTIONS:
Class II Shares
Issued	712,851	1,172,886
Reinvested	533	6,687
Redeemed	(38,656)	(25,557)

	674,728	1,154,016

Class VII Shares
Issued	–	16
Reinvested	–	– (b)

	–	16

Total change in shares	674,728	1,154,032

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Growth Fund

		Investment Activities

			Net Realized
	Net Asset	Net	and	Total
	Value,	Investment	Unrealized	from
	Beginning	Income	Gains on	Investment
	of Period	(Loss)	Investments	Activities

Class II Shares
Period ended December 31, 2006 (e)	$62.91	0.39	1.92	2.31
For the six months ended June 30, 2007 (Unaudited)	$64.82	(0.06)	6.76	6.70
Class VII Shares
Period ended December 31, 2006 (e)	$62.91	0.60	1.66	2.26
For the six months ended June 30, 2007 (Unaudited)	$64.93	0.03	6.82	6.85

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class II Shares
Period ended December 31, 2006 (e)	(0.40)	–	(0.40)	$64.82	3.68%
For the six months ended June 30, 2007 (Unaudited)	–	(0.02)	(0.02)	$71.50	10.34%
Class VII Shares
Period ended December 31, 2006 (e)	(0.24)	–	(0.24)	$64.93	3.63%
For the six months ended June 30, 2007 (Unaudited)	–	(0.02)	(0.02)	$71.76	10.52%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
					Ratio of
			Ratio of	Ratio of	Investment
			Net	Expenses	Income (Loss)
	Net Assets	Ratio of	Investment	(Prior to	(Prior to
	at End of	Expenses	Income (Loss)	Reimbursements)	Reimbursements)
	Period	to Average	to Average	to Average	to Average	Portfolio
	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	$74,804	0.74%	1.90%	0.91%	1.72%	35.00%
For the six months ended June 30, 2007 (Unaudited)	$130,752	0.73%	(0.23%)	0.88%	(0.38%)	21.00%
Class VII Shares
Period ended December 31, 2006 (e)	$1	0.87%	1.42%	0.95%	1.34%	35.00%
For the six months ended June 30, 2007 (Unaudited)	$1	0.38%	0.09%	0.53%	0.06%	21.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth Fund (the “Fund”), (formerly, “American Funds GVIT Growth Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2007, was 0.44%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$125,187,755	$5,521,040	$—	$5,521,040

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2008.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by GSA), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFM. NFM pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFM has entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“NFS”), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2007, NFS received $127,046 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFM, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFM certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $660.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

American Funds NVIT Growth-Income Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, April 27, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending	Expenses	Annualized
American Funds NVIT Growth-			Account Value	Account Value	Paid	Expense
Income Fund			4/27/07	06/30/07	During Period*	Ratio**

Class II	Actual		$1,000.00	$1,015.20	$0.54	0.30%
	Hypothetical	[1]	$1,000.00	$1,008.37	$0.54	0.30%

Class VII	Actual		$1,000.00	$1,015.20	$0.56	0.31%
	Hypothetical	[1]	$1,000.00	$1,008.35	$0.55	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 65/365 (to reflect the period of operations). The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

**	Information shown reflects values using the expense ratios from April 27, 2007 (commencement of operations) to June 30, 2007 and has been annualized to reflect for the period from April 27, 2007 to June 30, 2007, in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

American Funds
NVIT Growth-
Income Fund

Assets:
Investments in Master Fund (cost $3,391,023)	$3,324,209
Cash	72
Receivable for capital shares issued	28,020
Prepaid expenses	13,795

Total Assets	3,366,096

Liabilities:
Payable for capital shares redeemed	673
Accrued expenses and other payables:
Fund administration and transfer agent fees	72
Master feeder service provider fee	194
Distribution fees	486
Administrative servicing fees	474
Compliance program costs	10
Other	66

Total Liabilities	1,975

Net Assets	$3,364,121

Represented by:
Capital	$3,349,850
Accumulated net investment loss	(628)
Accumulated net realized gains from investment transactions and distributions from Master Fund	81,713
Net unrealized depreciation on investments	(66,814)

Net Assets	$3,364,121

Net Assets:
Class II Shares	$3,363,106
Class VII Shares	1,015

Total	$3,364,121

Shares outstanding (unlimited number of shares authorized):
Class II Shares	73,991
Class VII Shares	22

Total	74,013

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$45.45
Class VII Shares	$45.48 (a)

(a)	The NAV reported above represents the traded NAV at June 30, 2007. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

American Funds
NVIT
Growth-Income
Fund(a)

INVESTMENT INCOME:
Dividend income	$7,550

Total Income	7,550

Expenses:
Fund administration and transfer agent fees	250
Master feeder service provider fee	697
Distribution fees Class II Shares	697
Distribution fees Class VII Shares	1
Administrative servicing fees Class II Shares	696
Administrative services fees Class VII Shares	1
Custodian fees	16
Trustee fees	17
Compliance program costs (Note 3)	10
Printing fees	252
Other	148

Total expenses before reimbursements	2,785

Expenses waived for Master feeder service provider fee	(419)

Net Expenses	2,366

Net Investment Income	5,184

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	2,025
Net realized gain distributions from Master Fund	79,688

Net realized gains on investment transactions and distributions from Master Fund	81,713

Net change in unrealized depreciation on investments	(66,814)

Net realized/unrealized gains (losses) on investments	14,899

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,083

(a)	For the period from April 27, 2007 (commencement of operations) through June 30, 2007.

See accompanying notes to financial statements.

Statement of Changes in Net Assets

American Funds
NVIT Growth-
Income Fund
Six Months Ended
June 30, 2007 (a)

(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,184
Net realized gains on investment transactions and distributions from Master Fund	81,713
Net change in unrealized depreciation on investments	(66,814)

Change in net assets resulting from operations	20,083

Distributions to Shareholders from:
Net investment income:
Class II	(5,811)
Class VII	(1)

Change in net assets from shareholder distributions	(5,812)

Change in net assets from capital transactions	3,349,850

Change in net assets	3,364,121

Net Assets:
Beginning of period	—

End of period	$3,364,121

Accumulated net investment loss at end of period	$(628)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,432,501
Dividends reinvested	5,811
Cost of shares redeemed	(89,463)

3,348,849

Class VII Shares
Proceeds from shares issued	1,000
Dividends reinvested	1

1,001

Change in net assets from capital transactions	$3,349,850

SHARE TRANSACTIONS:
Class II Shares
Issued	75,821
Reinvested	128
Redeemed	(1,958)

73,991

Class VII Shares
Issued	22
Reinvested	— (b)

22

Total change in shares	74,013

(a)	For the period from April 27, 2007 (commencement of operations) through June 30, 2007.

(b)	Amount is less than 1 share.

See accompanying notes to financial statements.

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Growth-Income Fund

		Investment Activities

			Net Realized
	Net Asset		and	Total
	Value,	Net	Unrealized	from
	Beginning	Investment	Gains on	Investment
	of Period	Income	Investments	Activities

Class II Shares
For the six months ended June 30, 2007 (Unaudited) (d)	$44.86	0.08	0.60	0.68
Class VII Shares
For the six months ended June 30, 2007 (Unaudited) (d)	$44.86	0.06	0.62	0.68

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions				Ratios / Supplemental Data
					Net Assets	Ratio of
	Net		Net Asset		at End	Expenses
	Investment	Total	Value, End	Total	of Period	to Average
	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)

Class II Shares
For the six months ended June 30, 2007 (Unaudited) (d)	(0.09)	(0.09)	$45.45	1.52%	$3,363	0.30%
Class VII Shares
For the six months ended June 30, 2007 (Unaudited) (d)	(0.06)	(0.06)	$45.48	1.52%	$1	0.31%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios / Supplemental Data
Ratio of Net
	Ratio of	Ratio of	Investment
	Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover(e)

Class II Shares
For the six months ended June 30, 2007 (Unaudited) (d)	0.67%	0.36%	1.71%	10.00%
Class VII Shares
For the six months ended June 30, 2007 (Unaudited) (d)	0.29%	0.36%	0.64%	10.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 27, 2007 (commencement of operations) through June 30, 2007.
(e)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

See notes to financial statements.

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth-Income Fund (the “Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2007, was 0.01%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$3,391,023	$—	$(66,814)	$(66,814)

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management, LLC (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, NFM provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by GSA), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFM has entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“NFS”), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. NFM is a wholly-owned subsidiary of NFS. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2007, NFS received $223 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFM, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFM certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2007, the Fund’s portion of such costs amounted to $10.

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the period ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

6. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of

June 30, 2007

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of march FIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of
June 30, 2007 (Continued)

			Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of

June 30, 2007

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for Nationwide Funds Group[3].	N/A	N/A

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of
June 30, 2007 (Continued)

Number of Portfolios
	Position(s) Held		in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	5 Years	by Trustee	Held by Trustee [2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3], Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Supplemental Information (Unaudited)

A. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

Number of Shares
Fund	Cast/Not Cast		Percentages
Federated NVIT High Income Bond Fund (Formerly Federated GVIT High Income Bond Fund)	FOR AGAINST ABSTAIN TOTAL	30,051,703.188 shares 618,245.021 shares 1,813,550.431 shares 32,483,498.640 shares	92.514% 1.903% 5.583%

NVIT International Index Fund (Formerly GVIT International Index Fund)	FOR AGAINST ABSTAIN TOTAL	4,322,203.982 shares 2,758.318 shares 135,636.840 shares 4,460,599.140 shares	96.897% 0.062% 3.041%

NVIT International Value Fund (Formerly GVIT International Value Fund)	FOR AGAINST ABSTAIN TOTAL	20,032,843.199 shares 333,588.902 shares 1,093,293.879 shares 21,459,725.980 shares	93.351% 1.554% 5.095%

NVIT Mid Cap Index Fund (Formerly GVIT Mid Cap Index Fund)	FOR AGAINST ABSTAIN TOTAL	35,380,179.120 shares 631,117.844 shares 1,565,714.306 shares 37,577,011.270 shares	94.154% 1.679% 4.167%

NVIT S&P 500 Index Fund (Formerly GVIT S&P 500 Index Fund)	FOR AGAINST ABSTAIN TOTAL	56,119,814.230 shares 666,195.542 shares 1,944,898.888 shares 58,730,908,660 shares	95.554% 1.134% 3.312%

Nationwide Multi-Manager NVIT Small Cap Growth Fund (Formerly GVIT Small Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	7,632,918.513 shares 149,458.111 shares 451,583.036 shares 8,233,959.660 shares	92.700% 1.816% 5.484%

Nationwide Multi-Manager NVIT Small Cap Value Fund (Formerly GVIT Small Cap Value Fund)	FOR AGAINST ABSTAIN TOTAL	48,649,396.525 shares 979,183.753 shares 2,786,133.102 shares 52,414,713.380 shares	92.816% 1.868% 5.316%

Nationwide Multi-Manager NVIT Small Company Fund (Formerly GVIT Small Company Fund)	FOR AGAINST ABSTAIN TOTAL	29,903,181.700 shares 838,774.923 shares 2,006,741.307 shares 32,748,697.930 shares	91.311% 2.561% 6.128%

Gartmore NVIT Developing Markets Fund (Formerly Gartmore GVIT Developing Markets Fund)	FOR AGAINST ABSTAIN TOTAL	21,0177,889.443 shares 424,272.958 shares 1,543,850.729 shares 23,046,013.130 shares	91.460% 1.841% 6.699%

Supplemental Information (Unaudited)

Number of Shares
Fund	Cast/Not Cast		Percentages
Gartmore NVIT Emerging Markets Fund (Formerly Gartmore GVIT Emerging Markets Fund)	FOR AGAINST ABSTAIN TOTAL	17,050,534.593 shares 526,574.722 shares 881,608.905 shares 18,458,718.220 shares	92.371% 2.853% 4.776%

Nationwide NVIT Global Financial Services Fund (Formerly Gartmore GVIT Global Financial Services Fund)	FOR AGAINST ABSTAIN TOTAL	1,554,847.333 shares 19,539.033 shares 52,206.494 shares 1,626,592.860 shares	95.589% 1.201% 3.210%

Nationwide NVIT Global Health Sciences Fund (Formerly Gartmore GVIT Global Health Sciences Fund)	FOR AGAINST ABSTAIN TOTAL	4,722,963.678 shares 157,979.030 shares 207,642.222 shares 5,088,584.930 shares	92.815% 3.104% 4.081%

Nationwide NVIT Global Technology and Communications Fund (Formerly Gartmore GVIT Global Technology and Communications Fund)	FOR AGAINST ABSTAIN TOTAL	8,585,472.039 shares 102,267.977 shares 489,577.634 shares 9,177,317.650 shares	93.551% 1.114% 5.335%

Gartmore NVIT Global Utilities Fund (Formerly Gartmore GVIT Global Utilities Fund)	FOR AGAINST ABSTAIN TOTAL	4,123,270.549 shares 122,001.533 shares 240,276.088 shares 4,485,548.170 shares	91.923% 2.720% 5.357%

Nationwide NVIT Government Bond Fund (Formerly Gartmore GVIT Government Bond Fund)	FOR AGAINST ABSTAIN TOTAL	88,471,567.462 shares 1,825,645.181 shares 5,841,990.727 shares 96,139,203.370 shares	92.024% 1.899% 6.077%

Nationwide NVIT Growth Fund (Formerly Gartmore GVIT Growth Fund)	FOR AGAINST ABSTAIN TOTAL	14,931,435.904 shares 409,826.402 shares 1,259,945.064 shares 16,601,207.370 shares	89.942% 2.469% 7.589%

Gartmore NVIT International Growth Fund (Formerly Gartmore GVIT International Growth Fund)	FOR AGAINST ABSTAIN TOTAL	6,251,419.070 shares 139,618.548 shares 290,025.592 shares 6,681,063.210 shares	93.569% 2.090% 4.341%

Nationwide NVIT Investor Destinations Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	49,489,224.549 shares 1,385,396.474 shares 3,696,272.337 shares 54,570,893.360 shares	90.688% 2.539% 6.773%

Nationwide NVIT Investor Destinations Conservative Fund (Formerly Gartmore GVIT Investor Destinations Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	23,091,965.887 shares 314,935,884 shares 2,292,355.179 shares 25,699,256.950 shares	89.855% 1.225% 8.920%

Nationwide NVIT Investor Destinations Moderate Fund (Formerly Gartmore GVIT Investor Destinations Moderate Fund)	FOR AGAINST ABSTAIN TOTAL	188,902,093.059 shares 3,018,924.590 shares 16,359,690.401 shares 208,280,708.050 shares	90.696% 1.449% 7.855%

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Investor Destinations Moderately Aggressive Fund (Formerly Gartmore GVIT Investor Destinations Moderately Aggressive Fund)	FOR AGAINST ABSTAIN TOTAL	134,792,622.920 shares 3,489,207.264 shares 9,304,197.656 shares 147,586,027.840 shares	91.332% 2.364% 6.304%

Nationwide NVIT Investor Destinations Moderately Conservative Fund (Formerly Gartmore GVIT Investor Destinations Moderately Conservative Fund)	FOR AGAINST ABSTAIN TOTAL	49,627,123.216 shares 856,088.634 shares 3,507,215.650 shares 53,990,427.500 shares	91.918% 1.586% 6.496%

Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,879,584.971 shares 352,594.958 shares 717,792.971 shares 11,949,972.900 shares	91.043% 2.950% 6.007%

Nationwide NVIT Money Market Fund II (Formerly Gartmore GVIT Money Market Fund II)	FOR AGAINST ABSTAIN TOTAL	221,774,863.241 shares 12,322,482.494 shares 16,471,740.875 shares 250,569,086.610 shares	88.508% 4.918% 6.574%

Nationwide NVIT Money Market Fund (Formerly Gartmore GVIT Money Market Fund)	FOR AGAINST ABSTAIN TOTAL	1,578,331,008.328 shares 32,372,133.671 shares 112,652,123.301 shares 1,723,355,265.300 shares	91.585% 1.878% 6.537%

NVIT Nationwide Fund (Formerly Gartmore GVIT Nationwide Fund)	FOR AGAINST ABSTAIN TOTAL	125,423,274.735 shares 2,767,979.467 shares 8,762,255.828 shares 136,953,510.030 shares	91.581% 2.021% 6.398%

NVIT Nationwide Leaders Fund (Formerly Gartmore GVIT Nationwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,298,504.956 shares 29,630.469 shares 71,637.755 shares 2,399,773.180 shares	95.780 1.235% 2.985%

Nationwide NVIT U.S. Growth Leaders Fund (Formerly Gartmore GVIT U.S. Growth Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	4,972,094.773 shares 122,623.161 shares 174,625.606 shares 5,269,343.540 shares	94.359 2.327% 3.314%

Gartmore NVIT Worldwide Leaders Fund (Formerly Gartmore GVIT Worldwide Leaders Fund)	FOR AGAINST ABSTAIN TOTAL	2,666,862.487 shares 47,702.491 shares 2,833,284.860 shares 118,719.882 shares	94.126% 1.684% 4.190%

J.P. Morgan NVIT Balanced Fund (Formerly J.P. Morgan GVIT Balanced Fund)	FOR AGAINST ABSTAIN TOTAL	15,966,867.546 shares 259,004.324 shares 1,339,385.200 shares 17,565,257.070 shares	90.900% 1.475% 7.625%

Supplemental Information (Unaudited)

Number of Shares
Fund	Cast/Not Cast		Percentages
Van Kampen NVIT Comstock Value Fund (Formerly Van Kampen GVIT Comstock Value Fund)	FOR AGAINST ABSTAIN TOTAL	27,737,008.009 shares 502,564.164 shares 1,824,670.107 shares 30,064,242.280 shares	92.259% 1.672% 6.069%

Van Kampen NVIT Multi Sector Bond Fund (Formerly Van Kampen GVIT Multi Sector Bond Fund)	FOR AGAINST ABSTAIN TOTAL	21,253,297.665 shares 484,100.920 shares 1,803,963.645 shares 23,541,362.230 shares	90.281% 2.056% 7.663%

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

Number of Shares
Fund	Cast/Not Cast		Percentages
Nationwide NVIT Mid Cap Growth Fund (Formerly Gartmore GVIT Mid Cap Growth Fund)	FOR AGAINST ABSTAIN TOTAL	10,862,827.499 shares 414,574.660 shares 672,570.741 shares 11,949,972.900 shares	90.903% 3.469% 5.628%

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/ “NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

NVIT Enhanced Income Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENH (8/07)

 1

Message to Shareholders

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO
Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT Enhanced Income Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, April 20, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
NVIT Enhanced Income Fund			04/20/07	06/30/07	During Period*	Expense Ratio**

Class ID	Actual		$1,000.00	$1,007.90	$0.90	0.45%
	Hypothetical	[1]	$1,000.00	$1,009.10	$0.90	0.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 73/365 (to reflect the period of operations). The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

**	Information shown reflects values using the expense ratios from April 20, 2007 (commencement of operations) to June 30, 2007 and has been annualized to reflect for the period from April 20, 2007 to June 30, 2007, in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

4

NVIT Enhanced Income Fund

Portfolio Summary
June 30, 2007

Asset Allocation

Asset-Backed Securities	46.7%
Corporate Bonds	17.0%
Commercial Mortgage Backed Securities	16.1%
U.S. Government Sponsored & Agency Obligations	13.1%
Repurchase Agreements	3.8%
U.S. Treasury Notes	2.8%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries

Auto Loans	18.1%
Credit Card Loans	15.5%
Diversified Financial Services	13.4%
Electric Utilities	6.1%
Mortgage-Backed	4.7%
Equipment Loans	2.3%
Consumer Finance	1.3%
Manufacturing	1.2%
Electric Power	1.1%
Other	36.3%

100.0%

Top Holdings*

MBNA Corp., 5.63%, 11/30/07	2.3%
Citibank Credit Card Issuance Trust, Series 04-A4, Class A4, 3.20%, 08/24/09	2.2%
Goldman Sachs Group, Inc., 4.13%, 01/15/08	2.2%
Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3, 6.88%, 11/16/09	1.9%
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	1.9%
Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	1.9%
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	1.8%
MBNA Credit Card Master Note Trust, Series 2005-A1 Class A1, 4.20%, 09/15/10	1.8%
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	1.7%
Capital Auto Receivables Asset Trust, Series 2003-3, Class A4A, 3.40%, 08/15/08	1.7%
Other	80.6%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT Enhanced Income

Asset-Backed Securities (46.7%)

	Principal
	Amount	Value

Auto Loans (18.1%)
Americredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	$2,417,408	$2,410,418
BMW Vehicle Owner Trust, Series 2005-A, Class A3, 4.04%, 02/25/09	842,734	840,623
Capital Auto Receivables Asset Trust, Series 2003-3, Class A4A, 3.40%, 08/15/08	3,457,285	3,455,105
Capital One Auto Finance Trust Series 2005-D, Class A3 4.81%, 03/15/10	3,200,000	3,194,058
Series 2006-C, Class A3A 5.07%, 07/15/11	2,759,000	2,749,317
Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	2,341,005	2,330,306
DaimlerChrysler Auto Trust, Series 2004-A, Class A4, 2.58%, 04/08/09	2,143,449	2,131,318
Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, 11/15/08	493,607	492,275
Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, 10/20/08	565,080	562,489
Honda Auto Receivables Owner Trust, 5.41%, 11/23/09	2,000,000	2,000,313
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	3,478,374	3,466,927
Nissan Auto Receivables Owner Trust Series 2004-B, Class A3 3.35%, 05/15/08	245,891	245,615
Series 2006-B, Class A2 5.18%, 08/15/08	938,248	938,493
4.74%, 09/15/09	2,500,000	2,489,807
Onyx Acceptance Auto Trust, Series 2004-A, Class A4, 2.94%, 12/15/10	1,425,469	1,408,887
USAA Auto Owner Trust Series 2004-3, Class A3 3.16%, 02/17/09	513,154	512,139
Series 2006-2, Class A2 5.31%, 03/16/09	1,588,912	1,589,583
Wachovia Auto Owner Trust, 5.35%, 02/22/11	2,500,000	2,500,561
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	2,738,001	2,714,779

		36,033,013

Credit Card Loans (15.5%)
Bank One Issuance Trust, Series 2002-A3, Class A3, Series 2002-A3, Class A3, 3.59%, 05/17/10	3,338,000	3,326,135
Bank One Issuance Trust, Series 2003-A7, Class A7, Series 2003-A7, Class A7, 3.35%, 03/15/11	2,759,000	2,706,719
Capital One Master Trust, 6.31%, 06/15/11	2,500,000	2,518,919
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, Series 03-C4, Class C4, 3.65%, 07/15/11	2,830,001	2,774,880
Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	3,765,000	3,742,844
Citibank Credit Card Issuance Trust Series 04-A4, Class A4 3.20%, 08/24/09	4,413,999	4,401,807
Series 2000-A3, Class A3 6.88%, 11/16/09	3,861,999	3,884,131
MBNA Credit Card Master Note Trust Series 2005-A1 Class A1
4.20%, 09/15/10	3,633,001	3,602,098
2.75%, 10/15/10	2,500,000	2,445,334
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	1,500,000	1,481,494

		30,884,361

6

Asset-Backed Securities (continued)

	Principal
	Amount	Value

Electric Utilities (6.1%)
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A4, 6.91%, 09/15/09	$984,299	$987,320
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	3,861,999	3,877,351
PP&L Transition Bond Company LLC, 7.15%, 06/25/09	2,463,117	2,500,611
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	1,853,749	1,858,702
Texas Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	3,065,276	3,001,122

		12,225,106

Equipment Loans (2.3%)
CIT Equipment Collateral, Series 2006-VT1, Class A2, 5.13%, 03/20/08	690,102	690,175
John Deere Owner Trust, Series 2005-A, Class A3, 3.98%, 06/15/09	1,125,724	1,119,601
MBNA Practice Solutions Owner Trust (a)
Series 2005-2, Class A2
4.10%, 05/15/09	1,303,560	1,299,552
4.34%, 06/15/11 (a)	1,500,000	1,476,642

		4,585,970

Mortgage-Backed (4.7%)
Chase Funding Mortgage Loan
Series 2003-6, Class 1A3 3.34%, 05/25/26	992,979	981,818
Series 2004-2, Class 1A3 4.21%, 09/25/26	303,766	301,703
Series 2003-3, Class 1A4 3.30%, 11/25/29	996,166	981,347
Citigroup Residential Mortgage Securities, Series 2006-A1, Class A3-A4, 5.96%, 07/25/36	1,754,554	1,751,383
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	2,193,716	2,178,072
Popular ABS Mortgage Pass-Through Trust
Series 2005-4, Class AF1 (b) 5.46%, 09/25/35	313,532	313,662
Series 2005-5, Class AV2A (b) 5.45%, 11/25/35	724,849	724,977
Series 2005-D, Class AF1 5.36%, 01/25/36	918,970	914,885
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI5, 5.00%, 03/25/31	167,862	167,108
Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI3, 2.68%, 01/25/19	453,204	448,402
Residential Funding Mortgage Securities I, Class A1, Series 2003-S11, Class A1, 2.50%, 06/25/18	620,695	597,737

		9,361,094

Total Asset-Backed Securities (Cost $93,143,317)		93,089,544

Corporate Bonds (17.0%)
Consumer Finance (1.3%)
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,521,800

Diversified Financial Services (13.4%)
AIG SunAmerica Global Finance, 5.85%, 08/01/08 (a)	2,225,000	2,234,285
Associates Corp. Of North America, 6.25%, 11/01/08	2,500,000	2,527,377
Bear Stearns Commercial Mortgage Securities, Inc., 2.88%, 07/02/08	2,500,000	2,434,813
General Electric Capital Corp., 3.45%, 07/16/07	3,310,001	3,308,190
Goldman Sachs Group, Inc., 4.13%, 01/15/08	4,413,999	4,386,354

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Enhanced Income (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	$2,500,000	$2,447,908
MBNA Corp., 5.63%, 11/30/07	4,469,000	4,474,904
Wachovia Corporation, 3.50%, 08/15/08	2,500,000	2,448,110
Wells Fargo & Co., 3.50%, 04/04/08	2,500,000	2,463,910

		24,291,038

Electric Power (1.1%)
Alabama Power Company, 3.50%, 11/15/07	2,300,999	2,283,919

Manufacturing (1.2%)
Hewlett Packard Co., 3.63%, 03/15/08	2,500,000	2,468,415

Total Corporate Bonds (Cost $34,037,626)		33,999,984

Commercial Mortgage Backed Securities (16.1%)
Asset Securitization Corp.	380,546	389,572
Banc of America Commercial Mortgage, Inc.	1,484,708	1,476,501
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2001-TOP2, Class A1 6.08%, 02/15/35	405,693	408,554
Citigroup Commercial Mortgage Trust	2,734,374	2,685,868
Commercial Mortgage Pass-Through Certification	2,586,443	2,602,941
CS First Boston Mortgage Securities Corp.	1,698,785	1,672,548
GE Capital Commercial Mortgage Corp.	2,519,167	2,489,191
JP Morgan Chase Commercial Mortgage Securities Corp.	2,095,143	2,052,302
LB-UBS Commercial Mortgage Trust
Series: 2000-C5, Class A1 6.41%, 12/15/19	1,474,492	1,478,545
Series: 2001-C7, Class A2 5.53%, 12/15/25	1,219,426	1,218,979
Series 2002-C1, Class A2 5.97%, 03/15/26	1,266,036	1,269,474
Series 2002-C2, Class A2 4.90%, 06/15/26	2,450,827	2,439,594
Series: 2002-C7, Class A1 3.17%, 12/15/26	121,725	121,240
Series 2002-C7, Class A2 3.90%, 12/15/26	2,226,000	2,211,261
Series 2003-C1, Class A1 2.72%, 03/15/27	1,572,418	1,551,560
Series 2003-C5, Class A2 3.48%, 07/15/27	2,759,000	2,704,654
Morgan Stanley Dean Witter Capital I
Series 2001-TOP1, Class A3 6.46%, 02/15/33	230,813	230,985
Series: 2001-TOP5, Class A2 5.90%, 10/15/35	313,808	313,405
Series 2003-T11, Class A1 3.26%, 06/13/41	441,786	435,360
Nomura Asset Securities Corp.	3,652,511	3,674,093
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2 Class A1
3.00%, 11/15/34	134,147	133,872
4.43%, 03/15/42	526,297	523,625

Total Commercial Mortgage Backed Securities (Cost $32,087,455)		32,084,124

U.S. Government Sponsored & Agency Obligations (13.1%)
Agency Wrapped, Series: T-50, Class A7, 3.55%, 10/27/31	1,103,000	1,058,426
Federal Home Loan Mortgage Corp.
0.00%, 08/31/07 - 10/15/07	6,620,002	6,542,727
Pool #E00678 6.50%, 06/01/14	85,683	87,644
Pool #E00991 6.00%, 07/01/16	108,666	109,284
Series 2611, Class KC 3.50%, 01/15/17	682,997	655,713
Series 2664, Class GA 4.50%, 01/15/18	731,270	716,044
Series 2613, Class PA 3.25%, 05/15/18	756,407	700,468
Series 2630, Class JA 3.00%, 06/15/18	710,280	677,628
Series 2928, Class NA 5.00%, 11/15/19	1,571,994	1,566,342
Series 2682, Class XK 3.00%, 01/15/21	849,207	842,865

8

U.S. Government Sponsored & Agency Obligations (continued)

	Principal
	Amount	Value

Series 2726, Class AC 3.75%, 09/15/22	$379,586	$377,359
Federal National Mortgage Association
0.00%, 09/28/07	3,310,001	3,268,735
6.50%, 02/01/09	31,000	31,133
5.50%, 04/01/09 - 02/01/17	464,328	459,663
Series 2004-34, Class PL 3.50%, 05/25/14	1,189,360	1,167,994
Pool #253845
6.00%, 06/01/16	136,455	137,269
Pool #254089
6.00%, 12/01/16	207,881	209,120
Pool #545415
6.00%, 01/01/17	181,664	182,747
Pool #625178
5.50%, 02/01/17	390,557	386,301
Series 2003-57, Class NB
3.00%, 06/25/18	623,000	578,347
Series 2003-75, Class NB
3.25%, 08/25/18	497,157	475,062
Series: 2003-14, Class AN
3.50%, 03/25/33	441,261	402,980
Government National Mortgage Association
2.21%, 10/16/17	2,921,082	2,800,904
Series 2004-103, Class A
3.88%, 12/16/19	2,714,741	2,658,266

Total U.S. Government Sponsored & Agency Obligations (Cost $26,200,361)		26,093,021

U.S. Treasury Notes (2.8%)
US Treasuries
4.88%, 08/31/08	2,759,000	2,754,691
4.63%, 09/30/08	2,759,000	2,746,714

Total U.S. Treasury Notes (Cost $5,513,383)		5,501,405

Repurchase Agreements (3.8%)
Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $7,656,570.41, collateralized by U.S. Government Agency Mortgages with a market value of $7,806,319.08	7,653,254	7,653,254

Total Investments (Cost $198,635,396) (c) — 99.5%		198,421,333
Other assets in excess of liabilities — 0.5%		958,823

NET ASSETS — 100.0%		$199,380,156

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

 9

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT Enhanced
Income

Assets:
Investments, at value (cost $190,982,142)	$190,768,079
Repurchase agreements, at cost and value	7,653,254

Total Investments	198,421,333

Interest income	1,046,096

Total Assets	199,467,429

Liabilities:
Payable for capital shares redeemed	11,074
Accrued expenses and other payables:
Investment advisory fees	45,969
Fund administration and transfer agent fees	13,731
Compliance program costs	848
Other	15,651

Total Liabilities	87,273

Net Assets	$199,380,156

Represented by:
Capital	$199,287,867
Accumulated net investment income	239,348
Accumulated net realized gains from investment transactions	67,004
Net unrealized depreciation on investments	(214,063)

Net Assets	$199,380,156

Net Assets:
Class ID Shares	$199,380,156

Shares outstanding (unlimited number of shares authorized):
Class ID Shares	19,928,787

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class ID Shares	$10.00

See accompanying notes to financial statements.

10

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited) (a)

NVIT Enhanced
Income

INVESTMENT INCOME:
Interest income	$1,973,739

Total Income	1,973,739

Expenses:
Investment advisory fees	131,321
Fund administration and transfer agent fees	27,857
Custodian fees	6,040
Trustee fees	2,330
Compliance program costs (Note 3)	848
Other	11,056

Total expenses before reimbursements and earnings credit	179,452
Expenses reimbursed	(11,248)
Earnings credit (Note 6)	(87)

Net Expenses	168,117

Net Investment Income	1,805,622

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	67,004
Net change in unrealized depreciation on investments	(214,063)

Net realized/unrealized gains (losses) on investments	(147,059)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,658,563

(a)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

See accompanying notes to financial statements.

 11

Statement of Changes in Net Assets
Six Months Ended June 30, 2007(a) (Unaudited)

NVIT Enhanced
Income

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,805,622
Net realized gains on investment transactions	67,004
Net change in unrealized depreciation on investments	(214,063)

Change in net assets resulting from operations	1,658,563

Distributions to shareholders from:
Net investment income:
Class ID	(1,566,274)

Change in net assets from shareholder distributions	(1,566,274)

Change in net assets from capital transactions	199,287,867

Change in net assets	199,380,156
Net Assets:
Beginning of period	–

End of period	$199,380,156

Accumulated net investment income at end of period	$239,348

CAPITAL TRANSACTIONS:
Class ID Shares
Proceeds from shares issued	$1,000
Proceeds from in-kind transactions	197,732,681
Dividends reinvested	1,566,260
Cost of shares redeemed(b)	(12,074)
199,287,867

Change in net assets from capital transactions	$199,287,867

SHARE TRANSACTIONS:
Class ID Shares
Issued	100
Proceeds from in-kind transactions	19,773,268
Reinvested	156,626
Redeemed	(1,207)
19,928,787

Total change in shares	19,928,787

(a)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

(b)	Includes redemption fees, if any.

See accompanying notes to financial statements.

12

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Enhanced Income

Investment Activities
Net Realized
and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from
	Beginning	Investment	(Losses) on	Investment
	of Period	Income	Investments	Activities

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	$10.00	0.09	(0.01)	0.08

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions				Ratios / Supplemental Data
					Net Assets	Ratio of
	Net		Net Asset		at End of	Expenses to
	Investment	Total	Value, End	Total	Period	Average Net
	Income	Distributions	of Period	Return (a)	(000s)	Assets (b)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	(0.08)	(0.08)	$10.00	0.79%	$199,380	0.45%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios / Supplemental Data
Ratio of Net
		Ratio of	Investment
	Ratio of Net	Expenses	Income
	Investment	(Prior to	(Prior to
	Income	Reimbursements)	Reimbursements)
	to Average	to Average	to Average	Portfolio
	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	0.45%	0.45%	0.45%	17.22%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

See accompanying notes to financial statements.

 13

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Enhanced Income Fund (the “Fund”), (formerly, “GVIT Enhanced Income Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

14

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time

(i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

 15

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines

16

established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$198,635,406	$75,999	$(290,072)	$(214,073)

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser. Morley Capital Management, Inc., (“Morley” or the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Morley is an affiliate of NFA.

 17

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the period ended June 30, 2007:

Fee Schedule	Total Fees

$0 up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

$10 billion and more	0.275%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $16,348 for the period ended June 30, 2007.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.45% until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the period ended June 30, 2007, the cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA, would be:

Period ended
June 30, 2007

$11,248

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

18

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% for Class II shares and 0.40% for Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VII shares of the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2007, the Fund’s portion of such costs amounted to $848.

4. Investment Transactions

For the period ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $45,121,084 and sales of $32,147,205.

For the period ended June 30, 2007, the Fund had purchases of $2,813,474 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a

 19

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the period ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc.(dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 21

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007 (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

22

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken,PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for Nationwide Funds Group[3].	N/A	N/A

 23

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007 (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3] , Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

NVIT Bond Index Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
7	Statement of Investments
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/07)

 1

Message to Shareholders

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO
Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT Bond Index Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, April 20, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending	Expenses
			Account Value	Account Value	Paid	Annualized
NVIT Bond Index Fund			04/20/07	06/30/07	During Period*	Expense Ratio**

Class ID	Actual		$1,000.00	$991.00	$0.64	0.32%
	Hypothetical	[1]	$1,000.00	$1,009.36	$0.64	0.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 73/365 (to reflect the period of operations). The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

**	Information shown reflects values using the expense ratios from April 20, 2007 (commencement of operations) to June 30, 2007 and has been annualized to reflect for the period from April 20, 2007 to June 30, 2007, in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary	NVIT Bond Index Fund

June 30, 2007	Long Positions

Asset Allocation

U.S. Government Agency Long-Term Obligations	55.3%
Corporate Bonds	25.8%
U.S. Treasury Notes	15.6%
Sovereign Bonds	3.1%
Yankee Dollars	2.2%
Asset-Backed Securities	2.2%
Repurchase Agreements	1.0%
Mortgage-Backed Obligations	0.8%
Municipal Bonds	0.1%
Liabilities in excess of other assets	-6.1%

100.0%

Top Industries

Banks	7.7%
Diversified Financial Services	5.4%
Other Financial	4.7%
Service Companies	2.1%
Manufacturing	1.8%
Automobiles	1.7%
Electric Power	1.4%
Telephones	1.0%
Energy Companies	0.9%
Consumer Goods	0.8%
Other	72.5%

100%

Top Holdings*

U.S. Treasury Notes, 4.75%, 02/15/10	4.6%
Federal National Mortgage Association, 5.00%, 11/01/35	4.0%
U.S. Treasury Bonds, 6.25%, 08/15/23	2.2%
Federal Home Loan Mortgage Corp., Pool #A53632, 6.00%, 10/01/36	2.1%
U.S. Treasury Notes, 4.50%, 09/30/11	2.0%
Federal Home Loan Mortgage Corp., Pool #A49653, 5.50%, 06/01/36	1.8%
Federal Home Loan Mortgage Corp., Pool #G02186, 5.00%, 05/01/36	1.3%
Federal National Mortgage Association, 6.63%, 09/15/09	1.3%
Federal Home Loan Mortgage Corp., 5.25%, 05/21/09	1.2%
U.S. Treasury Notes, 6.38%, 08/15/27	1.1%
Other	78.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Portfolio Summary	NVIT Bond Index Fund

June 30, 2007	Short Positions

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

U.S. Government Agency Long-Term Obligations	4.3%

4.3%

Top Holdings

Federal National Mortgage Association TBA, 5.00%, 07/01/37	4.1%
Federal National Mortgage Association TBA, 5.00%, 06/15/37	0.2%

4.3%

6

Statement of Investments
June 30, 2007 (Unaudited)

NVIT Bond Index

Asset-Backed Securities (2.2%)

	Principal
	Amount	Value

Auto Loan (0.8%)
Nissan Auto Receivables Owner Trust, 4.74%, 09/15/09	$11,046,000	$11,000,961

Diversified Financial Services (1.4%) (a)
Aegis Asset Backed Securities Trust, 5.40%, 01/25/37	6,690,407	6,690,389
Fremont Home Loan Trust, 5.49%, 01/25/36	5,680,328	5,681,438
Residential Accredit Loans, Inc., 5.50%, 11/25/36	8,487,451	8,475,789

		20,847,616

Total Asset-Backed Securities (Cost $31,848,803)		31,848,577

Corporate Bonds (25.8%)
Aerospace & Defense (0.0%)
General Dynamics Corp., 4.25%, 05/15/13	250,000	234,122

Airlines (0.0%)
Continental Airlines, Inc.
7.92%, 05/01/10	350,000	363,563
6.56%, 08/15/13	233,000	240,281

		603,844

Automobiles (1.7%)
DaimlerChrysler AG
4.05%, 06/04/08	649,000	639,895
5.88%, 03/15/11	2,737,000	2,750,970
7.30%, 01/15/12	389,000	412,569
6.50%, 11/15/13	487,000	502,971
8.50%, 01/18/31	369,000	466,301
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	11,267,498	11,270,408
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	9,424,000	9,392,531

		25,435,645

Banks (6.4%)
Bank of America Corp.
3.25%, 08/15/08	319,000	311,541
4.50%, 08/01/10	206,000	201,169
4.38%, 12/01/10	590,000	572,163
5.38%, 08/15/11	383,000	381,326
4.88%, 09/15/12	289,000	279,274
4.88%, 01/15/13	649,000	627,496
4.75%, 08/01/15	619,000	578,308
5.25%, 12/01/15	737,000	709,026
6.00%, 06/15/16	295,000	298,322
5.63%, 10/14/16	2,655,000	2,613,627
4.84%, 07/10/45	2,784,000	2,625,708
5.36%, 10/10/45	4,070,000	3,926,103
Bank of New York Corp., 5.05%, 03/03/09	531,000	526,804
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,314,242
4.75%, 10/01/12	236,000	226,269
Capital One Bank Corp.
5.75%, 09/15/10	236,000	237,117
5.13%, 02/15/14	765,000	734,291
Capital One Financial
5.50%, 06/01/15	442,000	426,647
5.25%, 02/21/17	304,000	281,753
Citigroup, Inc.
6.38%, 11/15/08	162,000	164,124
3.63%, 02/09/09	838,000	816,168
4.13%, 02/22/10	531,000	515,111
4.63%, 08/03/10	324,000	317,150
6.50%, 01/18/11	133,000	137,160
5.13%, 02/14/11	88,000	86,906
6.00%, 02/21/12	147,000	149,742
5.25%, 02/27/12	1,750,000	1,727,252
5.63%, 08/27/12	295,000	295,063
5.30%, 01/07/16	354,000	342,152
5.85%, 08/02/16	413,000	412,992
6.63%, 06/15/32	333,000	346,935
5.88%, 02/22/33	118,000	112,083
5.85%, 12/11/34	900,000	859,803
Comerica, Inc., 4.80%, 05/01/15	177,000	164,124
Deutsche Bank Financial LLC., 7.50%, 04/25/09	100,000	103,776
European Investment Bank, 5.13%, 09/13/16	350,000	344,438
Fifth Third Bank
3.38%, 08/15/08	280,000	273,649
4.20%, 02/23/10	1,018,000	989,984
First Union National Bank, 6.14%, 03/15/33	3,137,101	3,187,540
Golden West Financial Corp., 4.75%, 10/01/12	156,000	150,576
HSBC Bank USA
3.88%, 09/15/09	1,047,000	1,014,488

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Banks (continued)
4.63%, 04/01/14	$590,000	$551,175
5.88%, 11/01/34	717,000	682,811
Huntington National Bank, 5.50%, 02/15/16	300,000	289,408
Inter-American Development Bank
5.00%, 04/05/11	350,000	348,010
5.13%, 09/13/16	585,000	572,735
JP Morgan Chase & Co.
6.25%, 01/15/09	59,000	59,604
3.50%, 03/15/09	1,445,000	1,401,706
7.88%, 08/01/10	59,000	63,000
4.50%, 11/15/10	1,622,000	1,577,830
4.60%, 01/17/11	590,000	573,579
5.60%, 06/01/11	2,065,000	2,069,838
6.63%, 03/15/12	643,000	668,544
5.25%, 01/30/13	147,000	143,940
4.75%, 03/01/15	254,000	237,179
5.15%, 10/01/15	501,000	476,398
5.88%, 06/13/16	442,000	442,741
5.50%, 02/15/19 (a) (b)	14,375,000	14,375,855
8.00%, 04/29/27	290,000	346,432
6.45%, 03/15/33	3,746,000	3,844,921
6.47%, 11/15/35	3,256,000	3,352,312
5.00%, 10/15/42 (a)	2,224,000	2,101,166
5.88%, 04/15/45 (a)	3,339,000	3,359,196
5.44%, 06/12/47	3,539,000	3,419,909
JP Morgan Commercial Mortgage Securities Corp., 6.84%, 11/15/35 (a) (b)	1,858,000	1,949,349
Key Bank NA
5.70%, 08/15/12	265,000	265,688
5.80%, 07/01/14	147,000	146,172
6.95%, 02/01/28	225,000	238,447
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	159,833
MBNA America Bank Corp.
4.63%, 08/03/09	1,256,000	1,237,165
5.00%, 05/04/10	324,000	319,928
National City Bank, 4.25%, 01/29/10	150,000	145,907
National City Corp.
6.20%, 12/15/11	300,000	306,774
4.90%, 01/15/15	354,000	333,764
Nationsbank Corp., 6.60%, 05/15/10	118,000	121,524
PNC Funding Corp., 5.25%, 11/15/15	354,000	340,085
Popular North America, Inc., 4.70%, 06/30/09	324,000	319,121
Regions Financial Corp., 6.38%, 05/15/12	88,000	90,548
Sanwa Bank Ltd., 7.40%, 06/15/11	354,000	377,424
SunTrust Banks, Inc.
5.20%, 01/17/17	177,000	167,567
5.45%, 12/01/17	183,000	176,088
Synovus Financial Corp., 4.88%, 02/15/13	88,000	84,545
U.S. Bancorp, 4.50%, 07/29/10	295,000	287,335
U.S. Bank NA
4.95%, 10/30/14	265,000	253,061
4.80%, 04/15/15	133,000	124,507
U.S. Bank NA Minnesota, 6.38%, 08/01/11	501,000	516,106
Union Planters Corp., 4.38%, 12/01/10	88,000	85,269
Unionbancal Corp., 5.25%, 12/16/13	206,000	200,365
Wachovia Bank Commercial Mortgage Trust, Series 06-C29,
Class A4, 5.31%, 11/15/48	2,950,000	2,825,125
Wachovia Corp.
3.63%, 02/17/09	1,755,000	1,708,893
5.30%, 10/15/11	2,065,000	2,043,621
4.88%, 02/15/14	183,000	174,594
5.60%, 03/15/16	708,000	695,058
7.12%, 04/15/34	1,711,000	1,771,777
5.50%, 08/01/35	487,000	436,560
Washington Mutual Bank, 5.13%, 01/15/15	1,032,000	972,977
Washington Mutual, Inc.
4.00%, 01/15/09	295,000	288,608
5.50%, 01/15/13	263,000	257,017
Wells Fargo & Co.
3.13%, 04/01/09	1,268,000	1,222,095
4.20%, 01/15/10	472,000	460,047
4.63%, 08/09/10	370,000	361,811
6.45%, 02/01/11	849,000	875,399
5.13%, 09/15/16	206,000	196,249
5.38%, 02/07/35	457,000	415,140

		94,292,234

8

Corporate Bonds (continued)

	Principal
	Amount	Value

Building Products (0.1%)
CRH America, Inc., 6.00%, 09/30/16	$885,000	$875,038
Masco Corp., 6.13%, 10/03/16	585,000	575,432

		1,450,470

Computers & Peripherals (0.0%)
Cisco Systems, Inc., 5.25%, 02/22/11	295,000	293,231

Consumer Goods (0.8%)
Altria Group, Inc., 7.00%, 11/04/13	590,000	625,782
Anheuser-Busch Co., Inc.
4.38%, 01/15/13	29,000	27,122
5.00%, 03/01/19	236,000	216,396
5.75%, 04/01/36	324,000	297,630
6.00%, 11/01/41	147,000	134,504
Archer-Daniels-Midland
5.94%, 10/01/32	345,000	329,988
5.38%, 09/15/35	147,000	129,157
Bottling Group LLC, 4.63%, 11/15/12	413,000	395,239
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	177,000	170,039
Campbell Soup Co., 4.88%, 10/01/13	236,000	226,169
Coca-Cola Bottling Co., 5.00%, 11/15/12	88,000	84,545
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	395,640
6.95%, 11/15/26	147,000	158,793
6.75%, 09/15/28	351,000	370,991
Conagra Foods, Inc., 6.75%, 09/15/11	88,000	91,395
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	403,010
5.38%, 01/15/16	265,000	246,038
General Mills, Inc., 6.00%, 02/15/12	267,000	269,866
Hershey Co., 5.45%, 09/01/16	383,000	373,814
JC Penney Corp, Inc., 5.75%, 02/15/18	900,000	868,852
Kellogg Co.
2.88%, 06/01/08	605,000	590,407
7.45%, 04/01/31	147,000	166,670
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	571,564
5.63%, 11/01/11	468,000	464,337
6.50%, 11/01/31	189,000	182,713
Miller Brewing Co., 5.50%, 08/15/13 (b)	147,000	144,542
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	226,255
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	415,864
Procter & Gamble Co.
6.88%, 09/15/09	189,000	195,076
4.95%, 08/15/14	295,000	284,222
4.85%, 12/15/15	177,000	168,220
5.80%, 08/15/34	295,000	287,125
Sara Lee Corp., 6.25%, 09/15/11	251,000	255,379
Sysco Corp., 5.38%, 09/21/35	106,000	94,921
Unilever Capital Corp.
7.13%, 11/01/10	324,000	339,624
5.90%, 11/15/32	206,000	194,794
Wal-Mart Stores, Inc., 5.00%, 04/05/12	1,800,000	1,762,389
WM Wrigley Jr Co., 4.65%, 07/15/15	215,000	199,566

		12,358,638

Diversified Financial Services (3.9%)
AXA Financial, Inc., 7.75%, 08/01/10	265,000	282,110
Bear Stearns Co., Inc.
4.55%, 06/23/10	3,657,000	3,556,487
4.66%, 06/11/41	1,991,000	1,848,722
Credit Suisse First Boston Mortgage Corp.
5.72%, 11/15/19 (a) (b)	14,343,097	14,340,646
6.73%, 12/18/35	2,988,000	3,090,987
5.18%, 11/15/36	2,950,000	2,885,412
CW Capital Cobalt, 5.22%, 08/15/48	3,539,000	3,367,287
Financing Corp., 9.80%, 11/30/17	18,000	24,099
Goldman Sachs Mortgage Securities Corp., 5.28%, 08/10/38 (a)	3,067,000	3,000,019
Household Finance Corp., 5.88%, 02/01/09	956,000	962,519

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc.
3.50%, 08/07/08	$708,000	$693,247
5.50%, 04/04/16	1,475,000	1,432,080
Lehman Brothers-UBS Commercial Mortgage Trust, 5.12%, 11/15/32	3,109,000	3,012,135
Lincoln National Corp., 6.15%, 04/07/36	590,000	578,242
Morgan Stanley
6.20%, 11/15/31	6,488,000	6,540,296
6.71%, 12/15/31	2,102,354	2,125,177
4.73%, 06/12/47	3,097,000	3,032,639
Residential Capital Corp.
6.38%, 06/30/10	295,000	291,192
5.65%, 08/25/35 (a)	5,552,018	5,547,636
SLM Corp., 5.13%, 08/27/12	1,475,000	1,305,669

		57,916,601

Electric Power (1.4%)
Alabama Power Co., 5.70%, 02/15/33	324,000	305,970
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	119,624
American Electric Power Co., 5.25%, 06/01/15	192,000	184,135
Appalachian Power Co., 5.80%, 10/01/35	206,000	189,849
Arizona Public Service Co., 5.50%, 09/01/35	215,000	186,301
Baltimore Gas & Electric, 5.90%, 10/01/16 (b)	885,000	873,461
Centerpoint Energy Resources, 7.88%, 04/01/13	354,000	386,403
Cincinnati Gas & Electric Co., 5.40%, 06/15/33	74,000	64,918
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	41,000	40,978
Commonwealth Edison Corp., 6.15%, 03/15/12	118,000	118,559
Consolidated Edison, Inc.
4.70%, 06/15/09	147,000	145,147
7.15%, 12/01/09	35,000	36,370
4.88%, 02/01/13	124,000	119,570
5.38%, 12/15/15	177,000	171,625
5.88%, 04/01/33	118,000	112,897
Consolidated Natural Gas, Inc., 5.00%, 12/01/14	569,000	537,458
Constellation Energy Group, Inc., 6.13%, 09/01/09	313,000	316,328
Consumers Energy - ITC, 4.00%, 05/15/10	238,000	228,272
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	162,129
6.30%, 03/15/33	442,000	437,344
5.95%, 06/15/35	251,000	235,355
DTE Energy Co., 6.35%, 06/01/16	413,000	416,739
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	164,860
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	277,126
FirstEnergy Corp., 7.38%, 11/15/31	413,000	447,093
Florida Power & Light Co.
4.85%, 02/01/13	147,000	141,201
5.85%, 02/01/33	100,000	96,866
5.90%, 03/01/33	68,000	65,365
5.95%, 10/01/33	77,000	75,558
5.40%, 09/01/35	130,000	117,770
General Electric Capital Corp., 4.35%, 06/10/48	3,539,000	3,445,981
Georgia Power Corp., 5.13%, 11/15/12	106,000	103,736
Metropolitan Edison, 4.88%, 04/01/14	236,000	220,879
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	634,000	639,470
6.13%, 04/01/36	845,000	816,357
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	54,754
Ohio Power Co.
6.00%, 06/01/16	501,000	501,479
6.60%, 02/15/33	236,000	244,218
Oncor Electric Deliver
6.38%, 05/01/12	552,000	563,271
6.38%, 01/15/15	442,000	448,308
Pacific Gas & Electric Co.
3.60%, 03/01/09	649,000	629,805
4.20%, 03/01/11	708,000	676,497
4.80%, 03/01/14	472,000	446,084
5.80%, 03/01/37	600,000	559,662
Pacificorp, 5.25%, 06/15/35	177,000	155,580

10

Corporate Bonds (continued)

	Principal
	Amount	Value

Electric Power (continued)
Pepco Holdings, Inc.
6.45%, 08/15/12	$106,000	$108,766
7.45%, 08/15/32	118,000	129,237
Progress Energy, Inc.
7.10%, 03/01/11	122,000	127,839
7.75%, 03/01/31	236,000	272,844
PSEG Power Corp.
6.95%, 06/01/12	74,000	77,455
5.50%, 12/01/15	413,000	397,259
Public Service Co. of Colorado, 5.50%, 04/01/14	251,000	247,030
Public Service Electric & Gas, 5.13%, 09/01/12	195,000	190,631
Public Service New Mexico Corp., 4.40%, 09/15/08	103,000	101,386
Puget Energy, Inc., 5.48%, 06/01/35	147,000	129,853
Scana Corp.
6.88%, 05/15/11	516,000	537,062
6.25%, 02/01/12	147,000	150,206
South Carolina Electric & Gas Co., 4.80%, 10/01/12	383,000	369,558
Southern California Edison Co.
6.00%, 01/15/34	177,000	174,386
5.55%, 01/15/36	236,000	218,160
Southern Power Co., 6.25%, 07/15/12	251,000	256,626
Virginia Electric Power, 5.40%, 01/15/16	147,000	141,793
Westar Energy, Inc., 6.00%, 07/01/14	265,000	266,121
Wisconsin Electric Power, 5.63%, 05/15/33	59,000	55,133
Wisconsin Energy Corp., 5.50%, 12/01/08	177,000	177,037
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	240,174
6.50%, 07/01/36	177,000	179,014

		20,828,922

Energy Companies (0.7%)
AGL Capital Corp., 4.45%, 04/15/13	177,000	163,769
Amerada Hess Corp., 7.30%, 08/15/31	354,000	379,636
Apache Corp.
6.25%, 04/15/12	230,000	235,780
7.63%, 07/01/19	59,000	65,404
Atmos Energy Corp.
4.00%, 10/15/09	413,000	399,108
5.13%, 01/15/13	133,000	127,410
4.95%, 10/15/14	265,000	246,762
BP Amoco PLC, 5.90%, 04/15/09	118,000	119,250
Colonial Pipeline, 7.63%, 04/15/32	215,000	257,260
Conoco Funding Co., 4.75%, 10/15/12	675,000	654,005
Conoco, Inc., 6.95%, 04/15/29	218,000	237,917
Conocophillips, 5.90%, 10/15/32	177,000	172,226
Duke Energy Corp., 6.25%, 01/15/12	1,400,000	1,437,045
Enterprise Products, 5.60%, 10/15/14	944,000	917,691
Halliburton Co., 5.50%, 10/15/10	472,000	471,542
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	218,722
6.75%, 03/15/11	91,000	94,173
5.80%, 03/15/35	206,000	183,001
Marathon Oil Corp., 6.80%, 03/15/32	118,000	126,098
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	74,000	72,408
Murphy Oil Corp., 6.38%, 05/01/12	59,000	59,785
Nabors, Inc., 5.38%, 08/15/12	41,000	39,906
Occidental Petroleum, 6.75%, 01/15/12	265,000	278,782
Ocean Energy, Inc., 7.25%, 10/01/11	578,000	608,361
Phillips Petroleum Co.
8.75%, 05/25/10	354,000	385,381
6.65%, 07/15/18	118,000	125,491
Plains All American Pipeline, 5.63%, 12/15/13	330,000	323,662
Texas Gas Transmission Corp., 4.60%, 06/01/15	177,000	161,828
TGT Pipelines LLC, 5.20%, 06/01/18	88,000	80,247
Valero Energy Corp.
6.88%, 04/15/12	590,000	617,866
7.50%, 04/15/32	118,000	128,864

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Energy Companies (continued)
Weatherford International, Inc., 5.50%, 02/15/16	$74,000	$70,721
XTO Energy, Inc.
4.90%, 02/01/14	147,000	139,113
5.30%, 06/30/15	280,000	267,192
5.65%, 04/01/16	118,000	114,587

		9,980,993

Food Products (0.0%)
Conagra Foods, Inc., 7.00%, 10/01/28	221,000	230,215

Hotels, Restaurants & Leisure (0.7%) (a) (b)
TW Hotel Funding, 5.57%, 01/15/21	9,567,310	9,578,751

Independent Finance (0.1%)
Credit Suisse First Boston USA, Inc.
4.13%, 01/15/10	398,000	386,144
6.13%, 11/15/11	265,000	270,785
6.50%, 01/15/12	354,000	366,665
5.13%, 01/15/14	171,000	165,830
7.13%, 07/15/32	855,000	970,253

		2,159,677

Insurance (0.3%)
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,102,406
American International Group, 5.60%, 10/18/16	585,000	576,424
Chubb Corp., 6.00%, 05/11/37	750,000	714,023
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	400,000	462,171
North Front Pass, 5.81%, 12/15/24 (b)	295,000	285,059
Prudential Financial, Inc., 5.10%, 12/14/11	740,000	725,668
Travelers Cos., Inc., 5.75%, 12/15/17	585,000	571,257

		4,437,008

Machinery (0.0%)
Deere & Co., 8.10%, 05/15/30	500,000	618,066

Manufacturing (1.6%)
Albemarle Corp., 5.10%, 02/01/15	118,000	110,612
Barrick Gold Finance, Inc., 4.88%, 11/15/14	230,000	216,026
Black & Decker Corp., 4.75%, 11/01/14	230,000	210,328
Boeing Co., 6.13%, 02/15/33	295,000	303,690
Caterpillar, Inc., 7.30%, 05/01/31	100,000	113,179
Caterpillar Financial Services Corp., 6.05%, 08/15/36	177,000	174,130
Centex Corp.
7.88%, 02/01/11	147,000	154,257
7.50%, 01/15/12	59,000	61,094
6.50%, 05/01/16	354,000	340,428
Cisco Systems, Inc., 5.50%, 02/22/16	767,000	748,445
Clorox Co., 4.20%, 01/15/10	313,000	303,269
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	103,065
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	158,083
D.R. Horton, Inc., 6.00%, 04/15/11	649,000	632,640
Dell Computer Corp., 7.10%, 04/15/28	206,000	216,808
Dover, Corp., 4.88%, 10/15/15	224,000	210,231
Dow Chemical, 6.00%, 10/01/12	590,000	596,135
Du Pont, 5.25%, 12/15/16	885,000	840,082
Emerson Electric Co.
4.50%, 05/01/13	1,250,000	1,182,796
6.00%, 08/15/32	83,000	83,208
Exelon Corp.
4.90%, 06/15/15	413,000	380,067
5.63%, 06/15/35	236,000	210,841
General Electric Capital Corp., 5.00%, 02/01/13	929,000	900,701
Goodrich Corp.
6.29%, 07/01/16	354,000	361,542
6.80%, 07/01/36	185,000	191,460
Harris Corp., 6.35%, 02/01/28	147,000	147,407

12

Corporate Bonds (continued)

	Principal
	Amount	Value

Manufacturing (continued)
Hewlett Packard Co., 6.50%, 07/01/12	$292,000	$304,331
Honeywell International, Inc.
6.13%, 11/01/11	147,000	150,421
5.40%, 03/15/16	705,000	685,890
IBM Corp.
5.50%, 01/15/09	118,000	118,475
4.75%, 11/29/12	516,000	498,767
5.88%, 11/29/32	983,000	972,067
International Paper Co.
4.00%, 04/01/10	501,000	480,881
5.93%, 10/30/12	43,000	42,893
5.30%, 04/01/15	206,000	194,532
John Deere Capital Corp., 6.95%, 04/25/14	159,000	170,440
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	175,184
4.88%, 09/15/13	177,000	168,364
Jones Apparel Group Inc., 6.13%, 11/15/34	94,000	78,771
Kimberly-Clark Corp., 5.63%, 02/15/12	295,000	295,513
Lennar Corp.
5.95%, 03/01/13	53,000	51,670
5.50%, 09/01/14	295,000	276,939
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	199,316
6.15%, 09/01/36	354,000	353,012
Lubrizol Corp.
5.50%, 10/01/14	354,000	339,178
6.50%, 10/01/34	147,000	141,897
Masco Corp.
5.88%, 07/15/12	212,000	210,263
4.80%, 06/15/15	354,000	319,360
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	140,243
Motorola, Inc.
7.63%, 11/15/10	159,000	167,581
7.50%, 05/15/25	206,000	216,749
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	84,432
Newmont Mining Corp., 5.88%, 04/01/35	236,000	208,885
Norsk Hydro A.S.A., 6.80%, 01/15/28	650,000	701,809
Northrop Grumman Corp.
7.13%, 02/15/11	611,000	640,884
7.75%, 02/15/31	118,000	140,345
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	271,029
4.75%, 05/15/18	88,000	78,982
Praxair, Inc., 3.95%, 06/01/13	177,000	162,535
Procter & Gamble Co., 6.45%, 01/15/26	700,000	738,512
Pulte Homes, Inc.
4.88%, 07/15/09	339,000	333,541
7.88%, 08/01/11	24,000	24,906
6.25%, 02/15/13	62,000	59,991
6.00%, 02/15/35	147,000	125,261
Raytheon Co.
5.50%, 11/15/12	88,000	87,662
6.40%, 12/15/18	206,000	214,674
7.00%, 11/01/28	133,000	146,703
Rockwell Collins Corp., 4.75%, 12/01/13	295,000	278,825
Rohm & Haas Co., 7.85%, 07/15/29	118,000	134,848
Ryland Group, 5.38%, 01/15/15	236,000	214,040
Sealed Air Corp., 6.95%, 05/15/09 (b)	152,000	155,653
Stanley Works, 4.90%, 11/01/12	133,000	128,027
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	948,896
Westvaco Corp., 7.95%, 02/15/31	118,000	122,799
Weyerhaeuser Co.
5.95%, 11/01/08	182,000	183,336
6.75%, 03/15/12	782,000	809,101
7.38%, 03/15/32	221,000	224,193

		22,923,130

Media (0.0%)
Embarq Corp., 7.08%, 06/01/16	133,000	133,745
Viacom, Inc., 6.88%, 04/30/36	324,000	313,024

		446,769

Metals & Mining (0.0%)
Alcoa, Inc., 5.87%, 02/23/22	625,000	593,206

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Multiline Retail (0.1%)
Costco Wholesale Corp, 5.50%, 03/15/17	$850,000	$828,719
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	129,826

		958,545

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	510,730
Canadian Natural Resources, 6.25%, 03/15/38	590,000	558,248
Consolidated Natural Gas, 6.25%, 11/01/11	451,000	460,686
Texas East Transmission Corp., 7.30%, 12/01/10	2,275,000	2,393,059

		3,922,723

Other Financial (4.0%)
Ace Ina Holdings, 5.88%, 06/15/14	560,000	556,816
AIG, 6.90%, 03/15/32 (b)	413,000	450,916
Allstate Corp.
6.13%, 02/15/12	254,000	260,515
5.00%, 08/15/14	295,000	282,115
6.13%, 12/15/32	118,000	115,482
5.55%, 05/09/35	88,000	79,529
5.95%, 04/01/36	118,000	112,606
American Express Centurion Bank, 4.38%, 07/30/09	400,000	393,260
American Express Co., 4.88%, 07/15/13	1,348,000	1,300,897
American General Corp., 7.50%, 07/15/25	147,000	167,732
American General Finance, 5.38%, 10/01/12	1,003,000	989,656
American International Group, Inc.
5.05%, 10/01/15	147,000	139,936
6.25%, 05/01/36	236,000	238,185
Ameritech Capital Funding, 6.45%, 01/15/18	88,000	89,091
Associates Corp. of North America, 6.95%, 11/01/18	339,000	367,474
Axa Financial, Inc., 7.00%, 04/01/28	133,000	143,716
Bae Systems Holdings, Inc., 4.75%, 08/15/10 (b)	236,000	230,772
Bear Stearns Co., Inc.
5.70%, 11/15/14	369,000	361,846
5.30%, 10/30/15	177,000	167,739
4.65%, 07/02/18	354,000	311,733
Berkley Corp., 5.13%, 09/30/10	103,000	101,611
Berkshire Hathaway, Inc.
4.13%, 01/15/10	826,000	803,065
4.85%, 01/15/15	354,000	336,306
Boeing Capital Corp., 6.10%, 03/01/11	50,000	51,086
BP Capital Markets America, 4.20%, 06/15/18	147,000	127,713
Bunge International Ltd., 5.10%, 07/15/15	88,000	81,308
Caterpillar Financial Services Corp.
2.70%, 07/15/08	413,000	401,742
4.50%, 06/15/09	206,000	202,828
5.05%, 12/01/10	590,000	584,544
5.50%, 03/15/16	295,000	289,456
CIT Group, Inc.
3.88%, 11/03/08	460,000	450,422
4.75%, 12/15/10	201,000	194,944
5.13%, 09/30/14	251,000	237,137
5.40%, 01/30/16	177,000	166,926
5.85%, 09/15/16	1,150,000	1,108,332
6.00%, 04/01/36	206,000	191,201
CitiFinancial Credit Co., 10.00%, 05/15/09	59,000	63,748
Conocophillips, 5.50%, 04/15/13	324,000	323,589
Countrywide Financial Corp., 5.63%, 07/15/09	560,000	560,282
Countrywide Home Loan, 4.00%, 03/22/11	706,000	661,765
Devon Financing Corp., 6.88%, 09/30/11	643,000	671,250
Duke Capital LLC, 6.75%, 02/15/32	177,000	174,216
ERP Operating LP
5.25%, 09/15/14	472,000	454,735
5.38%, 08/01/16	295,000	282,894
First Data Corp.
3.38%, 08/01/08	354,000	349,702
4.95%, 06/15/15	147,000	141,594
General Electric Capital Corp.
4.63%, 09/15/09	634,000	625,161
3.75%, 12/15/09	826,000	795,835

14

Corporate Bonds (continued)

	Principal
	Amount	Value

Other Financial (continued)
5.50%, 04/28/11	$413,000	$412,911
5.88%, 02/15/12	59,000	59,691
6.00%, 06/15/12	263,000	267,691
4.88%, 03/04/15	619,000	585,921
5.00%, 01/08/16	295,000	279,449
5.40%, 02/15/17	585,000	564,037
6.75%, 03/15/32	1,678,000	1,820,576
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	87,616
6.50%, 06/15/34	206,000	211,320
GlaxoSmithKline PLC, 5.38%, 04/15/34	201,000	185,345
Goldman Sachs Group, Inc.
3.88%, 01/15/09	590,000	577,976
6.65%, 05/15/09	413,000	422,282
6.60%, 01/15/12	103,000	106,658
5.25%, 04/01/13	664,000	646,717
5.25%, 10/15/13	870,000	843,408
5.13%, 01/15/15	664,000	630,959
5.35%, 01/15/16	442,000	421,842
5.75%, 10/01/16	1,000,000	976,595
6.13%, 02/15/33	1,150,000	1,096,952
Harley Davidson Funding, 3.63%, 12/15/08 (b)	354,000	345,105
Hartford Financial Services Group
4.75%, 03/01/14	118,000	111,557
6.10%, 10/01/41	59,000	57,183
Heinz (H.J.) Finance Co., 6.00%, 03/15/12	350,000	351,239
HJ Heinz Finance, 6.75%, 03/15/32	88,000	85,722
Household Finance Corp.
4.75%, 05/15/09	767,000	758,463
7.00%, 05/15/12	811,000	853,883
HSBC Finance Corp.
4.75%, 04/15/10	354,000	347,454
5.25%, 04/15/15	265,000	253,162
5.00%, 06/30/15	501,000	469,255
Infinity Property & Casualty, 5.50%, 02/18/14	118,000	112,893
ING Sec Life Institutional Fund, 4.25%, 01/15/10 (b)	1,180,000	1,146,660
International Lease Finance Corp.
3.50%, 04/01/09	295,000	285,755
5.00%, 04/15/10	590,000	583,043
Istar Financial, Inc., 5.65%, 09/15/11	254,000	250,293
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	165,857
John Deere Capital Corp.
4.88%, 03/16/09	354,000	350,949
4.40%, 07/15/09	383,000	375,554
John Hancock Financial Services, Inc., 5.63%, 12/01/08	59,000	59,187
Kern River Funding Corp., 4.89%, 04/30/18	81,000	77,412
Lehman Brothers Holdings, Inc.
4.25%, 01/27/10	457,000	445,518
7.88%, 08/15/10	57,000	60,780
6.63%, 01/18/12	525,000	544,555
4.80%, 03/13/14	737,000	695,553
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	103,694
5.75%, 09/15/15	543,000	513,100
Mellon Financial Corp.
6.40%, 05/14/11	265,000	272,821
5.00%, 12/01/14	265,000	254,628
MetLife, Inc.
6.13%, 12/01/11	640,000	653,583
5.50%, 06/15/14	265,000	260,271
5.70%, 06/15/35	324,000	299,424
Monumental Global Funding II, 4.38%, 07/30/09 (b)	295,000	288,714
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,008,706
6.60%, 04/01/12	501,000	519,570
5.30%, 03/01/13	664,000	650,835
4.75%, 04/01/14	590,000	550,965
5.45%, 01/09/17	2,655,000	2,513,863
7.25%, 04/01/32	324,000	359,450
National Rural Utilities
4.75%, 03/01/14	324,000	306,353
8.00%, 03/01/32	159,000	195,761
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	192,906
Nisource Finance Corp., 5.25%, 09/15/17	260,000	240,231
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	307,000	298,395
NLV Financial Corp., 7.50%, 08/15/33 (b)	74,000	79,969
Pemex Project Funding Master
9.13%, 10/13/10	628,000	690,800
7.38%, 12/15/14	369,000	401,046

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Other Financial (continued)
5.75%, 12/15/15	$767,000	$752,427
6.63%, 06/15/35	324,000	328,860
Progressive Corp., 6.25%, 12/01/32	162,000	163,018
Prudential Financial, Inc.
5.10%, 09/20/14	295,000	282,643
5.75%, 07/15/33	147,000	136,364
Residential Capital Corp.
6.13%, 11/21/08	590,000	584,615
6.88%, 06/30/15	531,000	515,025
RLI Corp., 5.95%, 01/15/14	118,000	114,960
SLM Corp., 5.38%, 05/15/14	1,091,000	934,912
Sprint Capital Corp.
6.13%, 11/15/08	501,000	503,838
6.38%, 05/01/09	221,000	223,715
8.38%, 03/15/12	1,215,000	1,323,613
Textron Financial Corp., 4.60%, 05/03/10	355,000	347,359
Toll Brothers, Inc., 6.88%, 11/15/12	88,000	89,694
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	328,083
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	190,488
UnitedHealth Group
5.38%, 03/15/16	295,000	284,168
5.80%, 03/15/36	708,000	651,568
Verizon Global Funding Corp.
7.25%, 12/01/10	537,000	566,075
6.88%, 06/15/12	295,000	310,647
7.38%, 09/01/12	522,000	562,216
4.38%, 06/01/13	369,000	343,615
4.90%, 09/15/15	590,000	552,249
7.75%, 12/01/30	1,190,000	1,332,994
5.85%, 09/15/35	118,000	108,230
WellPoint, Inc.
5.00%, 12/15/14	236,000	222,829
5.25%, 01/15/16	324,000	307,335
5.95%, 12/15/34	118,000	109,310
Western & Southern Finance, 5.75%, 07/15/33 (b)	147,000	136,364
Willis Group North America, Inc., 5.63%, 07/15/15	177,000	164,809

		59,305,494

Pharmaceuticals (0.3%)
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,401,723
Eli Lilly & Co., 5.20%, 03/15/17	1,000,000	956,606
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,405,155
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	132,738

		3,896,222

Real Estate Investment Trusts (REITs) (0.3%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	88,000	91,355
Boston Properties, Inc., 5.00%, 06/01/15	590,000	558,201
Brandywine Operating Partners, 5.63%, 12/15/10	180,000	179,819
Camden Property Trust, 5.00%, 06/15/15	147,000	138,071
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	289,082
Duke Realty Corp., 5.25%, 01/15/10	177,000	175,548
Health Care Property Investors, 6.00%, 01/30/17	472,000	462,121
Health Care Property Investors, Inc.
6.45%, 06/25/12	56,000	56,997
6.00%, 11/15/13	177,000	175,497
HRPT Properties Trust Corp., 5.75%, 02/15/14	177,000	174,140
Liberty Property LP, 7.25%, 03/15/11	38,000	39,865
Prologis, 5.25%, 11/15/10	472,000	466,884
Simon Property Group LP
4.60%, 06/15/10	236,000	229,797
5.10%, 06/15/15	531,000	504,742
6.10%, 05/01/16	413,000	418,010
Vordano Realty LP, 5.60%, 02/15/11	206,000	204,885
Washington Real Estate Investment Trust Corp., 5.25%, 01/15/14	118,000	114,245
Westfield Capital Corp., 5.13%, 11/15/14 (b)	153,000	146,475

		4,425,734

16

Corporate Bonds (continued)

	Principal
	Amount	Value

Service Companies (2.0%)
Abbott Laboratories
5.40%, 09/15/08	$147,000	$146,920
3.50%, 02/17/09	118,000	114,689
5.88%, 05/15/16	481,000	481,124
Amgen, Inc., 4.00%, 11/18/09	280,000	270,967
AOL Time Warner, Inc.
6.88%, 05/01/12	911,000	950,419
6.88%, 06/15/18	176,000	182,428
7.63%, 04/15/31	777,000	832,455
7.70%, 05/01/32	932,000	1,007,818
Baxter International, Inc., 4.63%, 03/15/15	77,000	71,250
Belo Corp., 8.00%, 11/01/08	86,000	88,310
Boston Scientific, 5.45%, 06/15/14	354,000	333,140
Comcast Corp.
6.20%, 11/15/08	280,000	282,221
6.88%, 06/15/09	472,000	483,269
5.85%, 01/15/10	864,000	869,754
8.38%, 03/15/13	236,000	263,449
5.90%, 03/15/16	413,000	405,675
6.50%, 01/15/17	413,000	421,655
9.46%, 11/15/22	118,000	149,760
7.05%, 03/15/33	295,000	304,479
5.65%, 06/15/35	236,000	205,321
6.50%, 11/15/35	100,000	96,935
6.45%, 03/15/37	342,000	329,594
Cox Communications, Inc.
7.75%, 11/01/10	145,000	154,205
7.13%, 10/01/12	295,000	311,660
5.45%, 12/15/14	354,000	342,478
5.50%, 10/01/15	383,000	368,011
CVS Corp., 4.00%, 09/15/09	118,000	114,205
Donnelley (R.R.) & Sons Co., 4.95%, 04/01/14	118,000	107,801
Donnelley (R.R.) & Sons Co., 6.13%, 01/15/17	700,000	681,551
Eli Lilly & Co.
6.00%, 03/15/12	295,000	303,122
7.13%, 06/01/25	118,000	130,889
Federated Department Stores
6.63%, 04/01/11	631,000	641,628
6.90%, 04/01/29	147,000	140,157
Gannett Co., 6.38%, 04/01/12	236,000	240,256
Genentech, Inc.
4.40%, 07/15/10	165,000	160,490
5.25%, 07/15/35	88,000	77,691
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,138,214
5.40%, 03/01/16	590,000	553,061
J Paul Getty Trust Corp., 5.88%, 10/01/33	295,000	282,524
JC Penney Corp., Inc., 8.00%, 03/01/10	749,000	790,877
Johnson & Johnson, 4.95%, 05/15/33	413,000	369,794
Kohl’s Corp., 6.30%, 03/01/11	50,000	51,198
Kroger Co.
6.80%, 04/01/11	201,000	207,778
6.20%, 06/15/12	236,000	238,184
7.50%, 04/01/31	257,000	269,890
Limited Brands, Inc., 6.13%, 12/01/12	147,000	146,680
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	236,596
May Department Stores Co., 5.75%, 07/15/14	442,000	423,699
Medtronic, Inc., 4.38%, 09/15/10	186,000	180,567
Merck & Co., Inc.
4.75%, 03/01/15	354,000	333,054
6.40%, 03/01/28	74,000	75,498
5.95%, 12/01/28	162,000	158,538
News America Holdings, Inc.
9.25%, 02/01/13	118,000	136,544
5.30%, 12/15/14	767,000	740,930
8.00%, 10/17/16	118,000	132,829
7.28%, 06/30/28	77,000	80,646
6.20%, 12/15/34	245,000	228,387
6.40%, 12/15/35	177,000	168,559
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	174,838
Oracle Corp., 5.25%, 01/15/16	572,000	548,460
Pfizer, Inc., 4.65%, 03/01/18	265,000	242,193
Pharmacia Corp., 6.60%, 12/01/28	177,000	189,916
Quest Diagnostic, Inc., 5.45%, 11/01/15	324,000	305,142

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Service Companies (continued)
Safeway, Inc.
6.50%, 03/01/11	$236,000	$242,012
5.80%, 08/15/12	206,000	206,044
5.63%, 08/15/14	177,000	172,500
Science Applications International, 5.50%, 07/01/33	177,000	151,977
Target Corp.
10.00%, 01/01/11	66,000	74,580
6.35%, 01/15/11	124,000	127,334
7.00%, 07/15/31	174,000	189,647
6.35%, 11/01/32	313,000	317,043
Tele-Communications, Inc., 9.80%, 02/01/12	307,000	354,356
Time Warner, Inc., 5.88%, 11/15/16 (b)	700,000	680,821
Viacom, Inc.
5.63%, 08/15/12	590,000	580,076
6.25%, 04/30/16	649,000	639,229
7.88%, 07/30/30	80,000	82,725
5.50%, 05/15/33	118,000	97,577
Wal-Mart Stores, Inc.
6.88%, 08/10/09	820,000	845,639
4.13%, 07/01/10	413,000	399,729
4.13%, 02/15/11	383,000	367,744
7.55%, 02/15/30	118,000	137,094
5.25%, 09/01/35	708,000	618,897
Walt Disney Co.
6.38%, 03/01/12	139,000	143,981
6.20%, 06/20/14	413,000	427,140
Waste Management, Inc.
7.38%, 08/01/10	147,000	154,013
6.38%, 11/15/12	206,000	210,685
7.00%, 07/15/28	162,000	163,779
Wyeth
5.50%, 02/01/14	678,000	668,227
5.50%, 02/15/16	634,000	617,442
6.50%, 02/01/34	206,000	211,808

		29,352,471

Telephones (0.7%)
Alltel Corp., 7.00%, 07/01/12	731,000	691,953
AT&T Wireless Services, Inc.
8.13%, 05/01/12	44,000	48,380
8.75%, 03/01/31	321,000	400,165
BellSouth Corp.
4.20%, 09/15/09	354,000	344,776
6.00%, 10/15/11	838,000	848,605
5.20%, 09/15/14	501,000	480,777
6.55%, 06/15/34	177,000	176,702
6.00%, 11/15/34	501,000	468,928
Cingular Wireless LLC, 7.13%, 12/15/31	413,000	439,999
Embarq Corp., 6.74%, 06/01/13	767,000	781,632
France Telecom, 3,376.25%, 03/01/31	407,000	511,394
GTE Corp.
6.84%, 04/15/18	206,000	216,474
6.94%, 04/15/28	147,000	151,190
SBC Communications, Inc.
4.13%, 09/15/09	737,000	716,668
5.30%, 11/15/10	383,000	381,195
6.25%, 03/15/11	475,000	485,286
5.88%, 08/15/12	425,000	428,227
5.10%, 09/15/14	1,003,000	956,702
5.63%, 06/15/16	295,000	288,312
6.15%, 09/15/34	811,000	777,594
Vodafone Group PLC, 6.15%, 02/27/37	590,000	548,871

		10,143,830

Transportation (0.4%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	223,566
7.95%, 08/15/30	206,000	240,353
CSX Corp.
6.25%, 10/15/08	619,000	624,010
6.75%, 03/15/11	133,000	137,459
5.50%, 08/01/13	507,000	497,116
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	999,315
5.59%, 05/17/25	84,000	76,395
7.25%, 02/15/31	270,000	291,628
Southwest Airlines Corp., 5.13%, 03/01/17	147,000	133,346
TTX Co., 4.90%, 03/01/15 (b)	221,000	206,571
Union Pacific Corp.
3.63%, 06/01/10	242,000	229,690
5.38%, 06/01/33	62,000	54,057
6.25%, 05/01/34	236,000	229,837
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	144,987
8.38%, 04/01/30	177,000	225,890

18

Corporate Bonds (continued)

	Principal
	Amount	Value

Transportation (continued)
United Technologies Corp.
6.35%, 03/01/11	$398,000	$409,548
5.40%, 05/01/35	442,000	403,054

		5,126,822

Total Corporate Bonds (Cost $388,352,122)		381,513,363

Mortgage-Backed Obligations (0.8%)
Banks (0.8%)
First Union National Bank Commercial Mortgage Trust, 7.20%, 10/15/32	4,500,000	4,697,564
Wachovia Bank Commercial Mortgage Trust, 5.74%, 06/15/49 (a)	7,500,000	7,418,700

Total Mortgage-Backed Obligations (Cost $12,120,833)		12,116,264

Municipal Bonds (0.1%)
Diversified Financial Services (0.1%)
City of Dallas, 5.25%, 02/15/24	708,000	700,899
Illinois State Taxable Pension, 5.10%, 06/01/33	1,005,000	910,701

Total Municipal Bonds (Cost $1,663,548)		1,611,600

Sovereign Bonds (3.1%)
Canada (0.7%)
Government of Canada, 5.25%, 11/05/08	962,000	964,013
Ontario Province
5.50%, 10/01/08	206,000	206,489
4.38%, 02/15/13	428,000	407,680
Providence of Manitoba, 7.50%, 02/22/10	295,000	311,084
Province of British Columbia, 4.30%, 05/30/13	159,000	150,908
Province of Manitoba, 5.00%, 02/15/12	1,475,000	1,459,394
Province of Nova Scotia, 5.13%, 01/26/17	885,000	862,795
Province of Ontario
4.50%, 02/03/15	667,000	632,629
4.75%, 01/19/16	295,000	281,916
Province of Quebec, 5.00%, 07/17/09	3,185,000	3,173,703
Quebec Province
4.60%, 05/26/15	354,000	333,913
7.50%, 09/15/29	578,000	699,467

		9,483,991

Chile (0.0%)
Republic of Chile, 5.50%, 01/15/13	177,000	175,248

China (0.0%)
People’s Republic of China, 4.75%, 10/29/13	295,000	285,136

Germany (0.2%)
KFW International Finance
3.25%, 03/30/09	531,000	513,738
4.13%, 10/15/14	708,000	661,764
4.38%, 07/21/15	1,445,000	1,355,187
Landwirtsch. Rentenbank, 4.88%, 02/14/11	885,000	873,658

		3,404,347

Iceland (0.0%) (b)
Kaupthing Bank, 7.13%, 05/19/16	354,000	373,952

Italy (0.3%)
Republic of Italy
4.00%, 06/16/08	826,000	816,134
3.25%, 05/15/09	1,003,000	969,891
4.38%, 06/15/13	560,000	530,990
4.50%, 01/21/15	938,000	885,394
4.75%, 01/25/16	413,000	393,563

 19

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Sovereign Bonds (continued)

	Principal
	Amount	Value

Italy (continued)
6.88%, 09/27/23	$251,000	$279,574
5.38%, 06/15/33	841,000	794,076

		4,669,622

Luxembourg (0.1%)
European Investment Bank
3.38%, 03/16/09	944,000	917,273
4.63%, 05/15/14	895,000	860,821

		1,778,094

Mexico (0.2%)
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b)	59,000	56,935
United Mexican States
6.38%, 01/16/13	1,143,000	1,181,862
6.75%, 09/27/34	2,046,000	2,182,059

		3,420,856

Norway (0.1%)
Eksportsfinans
4.75%, 12/15/08	413,000	410,529
5.50%, 05/25/16	383,000	384,981

		795,510

Poland (0.0%)
Republic of Poland, 5.00%, 10/19/15	224,000	214,178

Republic of Korea (0.2%)
Bank of Korea Corp.
4.63%, 03/16/10	413,000	404,125
5.13%, 02/14/11	354,000	348,667
Korea Development Bank, 4.75%, 07/20/09	885,000	872,323
Korea Developmental Bank, 5.75%, 09/10/13	118,000	117,928
Republic of Korea, 4.25%, 06/01/13	708,000	660,466

		2,403,509

Senegal (0.1%)
Inter-American Development Bank, 6.80%, 10/15/25	413,000	469,217

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	206,000	212,180

Spain (0.1%)
Telefonica Emisiones Sau, 6.42%, 06/20/16	1,770,000	1,794,695

Sweden (0.4%)
Swedish Export Credit Corp., 4.88%, 09/29/11	5,899,000	5,802,380

United States (0.7%)
European Investment Bank, 5.00%, 02/08/10	8,849,000	8,829,683
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,186,389
Province of British Columbia, 5.38%, 10/29/08	236,000	236,679

		10,252,751

Venezuela (0.0%)
Andina de Fomento Corp., 6.88%, 03/15/12	236,000	247,156

Total Sovereign Bonds (Cost $46,511,138)		45,782,822

U.S. Government Agency Long-Term Obligations (55.3%)
Federal Home Loan Bank, 5.25%, 06/05/17	10,000,000	9,833,730
Federal Home Loan Mortgage Corp.
4.88%, 02/17/09 - 11/15/13	12,205,000	11,932,104
5.75%, 03/15/09	14,886,000	15,010,507
5.25%, 05/21/09	16,933,000	16,946,225
4.25%, 07/15/09	1,363,000	1,338,496
6.63%, 09/15/09	634,000	652,588
5.13%, 07/15/12	6,091,000	6,056,574
5.00%, 07/15/14 - 12/14/18	7,019,000	6,742,937
4.38%, 07/17/15	7,214,000	6,731,268
4.75%, 11/17/15	9,002,000	8,596,550
4.00%, 03/01/20 - 04/01/20	92,004	85,481
4.50%, 08/01/20	2,456,618	2,337,742
6.75%, 09/15/29	557,000	638,372
6.25%, 07/15/32	1,245,000	1,349,683
6.00%, 12/01/36 - 04/01/37	9,317,179	9,232,869
5.73%, 05/01/37	11,021,099	11,000,060
Pool #1G2652, 5.74%, 04/01/37 (a)	5,175,152	5,119,822
Pool #1J1593, 5.74%, 04/01/37 (a)	10,843,183	10,857,557

20

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #1J1594, 5.89%, 04/01/37 (a)	$11,339,084	$11,330,832
Pool #A10212, 6.50%, 06/01/33	39,556	40,226
Pool #A14012, 6.50%, 11/01/32	101,666	103,542
Pool #A16201, 7.00%, 08/01/29	27,573	28,507
Pool #A16419, 6.50%, 11/01/33	66,922	68,057
Pool #A16522, 6.50%, 12/01/33	421,075	428,212
Pool #A17177, 6.50%, 12/01/33	38,542	39,195
Pool #A17262, 6.50%, 12/01/33	174,523	177,481
Pool #A18212, 7.00%, 11/01/29	261,553	270,418
Pool #A21356, 6.50%, 04/01/34	272,626	276,800
Pool #A22067, 6.50%, 05/01/34	352,352	357,746
Pool #A24301, 6.50%, 05/01/34	241,688	245,388
Pool #A24988, 6.50%, 07/01/34	156,636	159,034
Pool #A31989, 6.50%, 04/01/35	94,381	95,486
Pool #A33015, 5.00%, 08/01/35	2,421,213	2,275,486
Pool #A33137, 6.50%, 01/01/35	98,857	100,370
Pool #A36407, 5.00%, 08/01/35	318,628	299,450
Pool #A36609, 5.00%, 08/01/35	5,818,892	5,468,668
Pool #A36646, 5.00%, 08/01/35	15,853,894	14,899,688
Pool #A36973, 5.00%, 08/01/35	420,713	395,391
Pool #A37135, 5.50%, 09/01/35	4,547,830	4,396,526
Pool #A37533, 4.50%, 09/01/35	304,728	277,339
Pool #A37534, 5.00%, 09/01/35	4,487,923	4,217,807
Pool #A37567, 5.00%, 09/01/35	355,884	334,465
Pool #A38074, 5.00%, 10/01/35	802,055	753,782
Pool #A38255, 5.50%, 10/01/35	3,879,917	3,750,835
Pool #A38531, 5.50%, 10/01/35	4,662,330	4,507,217
Pool #A38667, 5.50%, 10/01/35	3,469,388	3,353,964
Pool #A38817, 6.50%, 05/01/35	41,217	41,647
Pool #A39258, 5.00%, 11/01/35	211,606	198,870
Pool #A39490, 5.00%, 11/01/35	381,510	358,548
Pool #A39759, 5.50%, 11/01/35	260,088	251,435
Pool #A39892, 5.00%, 11/01/35	280,515	263,631
Pool #A40141, 6.50%, 11/01/35	187,903	190,102
Pool #A40182, 5.00%, 12/01/35	401,839	377,654
Pool #A40268, 5.00%, 12/01/35	316,719	297,656
Pool #A40376, 5.50%, 12/01/35	248,869	240,589
Pool #A41041, 5.00%, 12/01/35	683,477	642,340
Pool #A41326, 5.50%, 01/01/36	1,303,499	1,260,132
Pool #A41354, 5.50%, 01/01/36	8,554,528	8,269,924
Pool #A41548, 7.00%, 01/01/36	417,203	428,490
Pool #A41864, 5.00%, 01/01/36	326,165	306,534
Pool #A42298, 4.50%, 01/01/36	433,463	394,503
Pool #A42305, 5.50%, 01/01/36	2,030,277	1,959,155
Pool #A42332, 5.50%, 01/01/36	438,369	423,785
Pool #A43030, 6.00%, 02/01/36	1,096,200	1,086,892
Pool #A43452, 5.50%, 03/01/36	204,158	197,006
Pool #A43644, 6.50%, 03/01/36	183,538	185,512

 21

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #A43672, 6.50%, 02/01/36	$116,995	$118,253
Pool #A43757, 5.50%, 03/01/36	2,395,682	2,311,760
Pool #A43861, 5.50%, 03/01/36	5,398,654	5,209,536
Pool #A44534, 5.00%, 04/01/36	268,890	252,258
Pool #A44743, 5.00%, 04/01/36	225,478	211,907
Pool #A46279, 5.00%, 07/01/35	791,291	743,665
Pool #A46671, 5.00%, 08/01/35	272,804	256,385
Pool #A46718, 4.50%, 08/01/35	1,195,358	1,087,918
Pool #A46935, 6.50%, 09/01/35	174,613	176,657
Pool #A47036, 4.50%, 09/01/35	379,058	344,988
Pool #A47039, 5.00%, 09/01/35	3,886,283	3,652,378
Pool #A47055, 4.50%, 09/01/35	4,700,884	4,278,365
Pool #A47682, 6.50%, 11/01/35	951,552	962,686
Pool #A47750, 5.00%, 11/01/35	2,787,697	2,619,912
Pool #A47753, 5.00%, 11/01/35	3,403,799	3,198,933
Pool #A48303, 7.00%, 02/01/36	205,026	210,420
Pool #A48700, 4.50%, 05/01/36	174,412	158,616
Pool #A48735, 5.50%, 05/01/36	547,694	528,508
Pool #A48911, 5.50%, 05/01/36	777,331	750,101
Pool #A48976, 5.50%, 05/01/36	7,082,953	6,834,833
Pool #A49637, 5.00%, 06/01/36	1,071,209	1,004,951
Pool #A49653, 5.50%, 06/01/36	27,798,516	26,824,718
Pool #A49960, 7.00%, 06/01/36	62,863	64,517
Pool #A50139, 6.50%, 06/01/36	308,167	311,480
Pool #A50313, 5.50%, 07/01/36	679,273	655,478
Pool #A50714, 5.50%, 07/01/36	333,999	322,299
Pool #A50832, 5.50%, 07/01/36	978,591	944,311
Pool #A51069, 5.00%, 08/01/36	267,828	251,262
Pool #A51078, 5.50%, 08/01/36	350,807	338,518
Pool #A51250, 6.50%, 08/01/36	951,289	961,518
Pool #A51337, 6.50%, 08/01/36	301,583	304,826
Pool #A52253, 6.50%, 09/01/36	286,884	289,969
Pool #A52967, 6.00%, 10/01/36	3,415,765	3,386,760
Pool #A53039, 6.50%, 10/01/36	484,780	489,993
Pool #A53040, 5.50%, 10/01/36	1,262,115	1,217,902
Pool #A53219, 6.50%, 10/01/36	572,965	579,127
Pool #A53286, 5.50%, 10/01/36	1,637,893	1,580,517
Pool #A53603, 6.00%, 11/01/36	2,284,547	2,265,148
Pool #A53632, 6.00%, 10/01/36	31,143,499	30,879,045
Pool #A54580, 5.00%, 04/01/36	515,423	484,401
Pool #A55587, 5.50%, 12/01/36	457,690	441,657
Pool #A61025, 6.00%, 07/01/36	10,314,076	10,226,495
Pool #B10210, 5.50%, 10/01/18	448,057	441,273
Pool #B10650, 5.00%, 11/01/18	246,788	239,412
Pool #B10653, 5.50%, 11/01/18	338,545	334,573
Pool #B11186, 4.50%, 12/01/18	5,857,330	5,582,976
Pool #B11548, 5.50%, 12/01/18	120,116	118,297
Pool #B12214, 5.00%, 02/01/19	373,484	361,875

22

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #B12737, 4.50%, 03/01/19	$516,770	$491,764
Pool #B12908, 5.50%, 03/01/19	209,288	206,604
Pool #B13147, 5.00%, 01/01/19	635,627	616,631
Pool #B13430, 5.50%, 04/01/19	161,361	159,291
Pool #B13600, 5.50%, 04/01/19	118,370	116,852
Pool #B13671, 5.00%, 04/01/19	144,415	139,926
Pool #B14236, 5.00%, 05/01/19	441,139	427,427
Pool #B14288, 5.50%, 12/01/19	200,485	197,914
Pool #B14668, 5.00%, 01/01/20	634,641	613,804
Pool #B15013, 5.00%, 06/01/19	260,441	252,346
Pool #B15071, 6.00%, 06/01/17	349,041	350,999
Pool #B15172, 4.50%, 06/01/19	356,006	338,779
Pool #B15396, 5.50%, 06/01/19	173,769	171,540
Pool #B15503, 5.00%, 07/01/19	242,071	234,547
Pool #B15717, 5.00%, 07/01/19	367,296	355,879
Pool #B15759, 4.50%, 07/01/19	520,435	495,251
Pool #B15872, 5.00%, 07/01/19	163,844	158,751
Pool #B16087, 6.00%, 08/01/19	245,192	246,329
Pool #B16626, 5.00%, 09/01/19	1,058,463	1,025,563
Pool #B16648, 5.00%, 09/01/19	198,278	192,114
Pool #B16657, 5.00%, 09/01/19	242,832	235,284
Pool #B16826, 5.00%, 10/01/19	331,119	320,827
Pool #B16985, 5.00%, 10/01/19	146,528	141,974
Pool #B17371, 5.00%, 12/01/19	350,878	339,972
Pool #B17624, 5.00%, 01/01/20	449,579	435,605
Pool #B17982, 4.00%, 03/01/20	226,715	210,034
Pool #B18170, 5.00%, 04/01/20	214,029	207,002
Pool #B18276, 4.50%, 04/01/20	5,560,494	5,279,929
Pool #B18437, 5.50%, 05/01/20	170,293	167,714
Pool #B18939, 4.50%, 03/01/20	261,130	247,955
Pool #B19226, 4.00%, 04/01/20	66,362	61,479
Pool #B19414, 5.00%, 06/01/20	405,577	392,261
Pool #B19624, 4.50%, 07/01/20	250,530	237,889
Pool #B19642, 4.50%, 08/01/20	1,086,430	1,031,612
Pool #B19834, 4.50%, 08/01/20	382,054	362,777
Pool #C00351, 8.00%, 07/01/24	3,057	3,236
Pool #C00566, 7.50%, 12/01/27	12,472	13,051
Pool #C00676, 6.50%, 11/01/28	69,254	70,749
Pool #C00678, 7.00%, 11/01/28	16,936	17,508
Pool #C00836, 7.00%, 07/01/29	7,097	7,338
Pool #C00921, 7.50%, 02/01/30	9,059	9,457
Pool #C01051, 8.00%, 09/01/30	17,987	18,959
Pool #C01103, 7.50%, 12/01/30	7,849	8,112
Pool #C01106, 7.00%, 12/01/30	94,449	97,646
Pool #C01116, 7.50%, 01/01/31	7,526	7,856
Pool #C01172, 6.50%, 05/01/31	42,099	42,953
Pool #C01209, 8.00%, 06/01/31	4,477	4,719
Pool #C01220, 6.50%, 09/01/31	11,097	11,322

 23

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #C01222, 7.00%, 09/01/31	$15,146	$15,634
Pool #C01244, 6.50%, 10/01/31	63,722	65,014
Pool #C01271, 6.50%, 12/01/31	19,932	20,337
Pool #C01305, 7.50%, 12/01/31	8,959	9,345
Pool #C01310, 6.50%, 03/01/32	109,065	111,078
Pool #C01343, 6.50%, 04/01/32	96,004	97,776
Pool #C01345, 7.00%, 04/01/32	64,980	66,977
Pool #C01351, 6.50%, 05/01/32	62,273	63,422
Pool #C01364, 6.50%, 06/01/32	64,245	65,431
Pool #C01370, 8.00%, 04/01/32	13,954	14,715
Pool #C01381, 8.00%, 05/01/32	69,784	73,574
Pool #C01385, 6.50%, 08/01/32	90,281	91,948
Pool #C01396, 6.50%, 09/01/32	146,735	149,444
Pool #C01404, 6.50%, 10/01/32	355,657	362,222
Pool #C01806, 7.00%, 01/01/34	123,709	126,946
Pool #C01851, 6.50%, 04/01/34	271,763	275,923
Pool #C18271, 7.00%, 11/01/28	12,343	12,759
Pool #C30265, 6.50%, 08/01/29	13,755	14,052
Pool #C31282, 7.00%, 09/01/29	1,338	1,383
Pool #C31285, 7.00%, 09/01/29	16,480	17,038
Pool #C32914, 8.00%, 11/01/29	6,141	6,471
Pool #C36306, 7.00%, 02/01/30	7,494	7,748
Pool #C36429, 7.00%, 02/01/30	11,548	11,939
Pool #C37436, 8.00%, 01/01/30	9,967	10,502
Pool #C37703, 7.50%, 04/01/30	8,515	8,888
Pool #C41561, 8.00%, 08/01/30	4,569	4,816
Pool #C43550, 7.00%, 10/01/30	15,808	16,343
Pool #C43967, 8.00%, 10/01/30	52,980	55,842
Pool #C44017, 7.50%, 10/01/30	1,712	1,787
Pool #C44535, 7.50%, 11/01/30	8,770	9,154
Pool #C44957, 8.00%, 11/01/30	10,540	11,110
Pool #C44978, 7.00%, 11/01/30	2,272	2,349
Pool #C46932, 7.50%, 01/01/31	14,988	15,645
Pool #C47143, 8.00%, 01/01/31	50,997	53,752
Pool #C47287, 7.50%, 02/01/31	8,055	8,408
Pool #C48206, 7.50%, 03/01/31	16,281	16,995
Pool #C48851, 7.00%, 03/01/31	10,083	10,407
Pool #C52136, 7.00%, 05/01/31	21,605	22,300
Pool #C52685, 6.50%, 05/01/31	34,292	34,987
Pool #C53324, 7.00%, 06/01/31	18,609	19,208
Pool #C53589, 6.50%, 06/01/31	101,680	103,742
Pool #C54792, 7.00%, 07/01/31	84,767	87,493
Pool #C54897, 6.50%, 07/01/31	63,656	64,947
Pool #C55071, 7.50%, 07/01/31	897	935
Pool #C56769, 8.00%, 08/01/31	11,265	11,877
Pool #C58215, 6.50%, 09/01/31	3,164	3,228
Pool #C58362, 6.50%, 09/01/31	31,637	32,278
Pool #C58647, 7.00%, 10/01/31	3,470	3,581

24

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #C58694, 7.00%, 10/01/31	$27,659	$28,548
Pool #C58961, 6.50%, 10/01/31	545,905	556,977
Pool #C60012, 7.00%, 11/01/31	10,832	11,180
Pool #C60991, 6.50%, 11/01/31	12,660	12,917
Pool #C61105, 7.00%, 12/01/31	11,360	11,725
Pool #C61298, 8.00%, 11/01/31	16,823	17,737
Pool #C62218, 7.00%, 01/01/32	25,812	26,643
Pool #C63171, 7.00%, 01/01/32	40,633	41,940
Pool #C64121, 7.50%, 02/01/32	19,858	20,714
Pool #C64668, 6.50%, 03/01/32	22,278	22,689
Pool #C65466, 6.50%, 03/01/32	136,980	139,508
Pool #C65717, 7.50%, 04/01/32	11,386	11,855
Pool #C66088, 6.50%, 04/01/32	17,420	17,741
Pool #C66191, 6.50%, 04/01/32	34,864	35,507
Pool #C66192, 6.50%, 04/01/32	18,594	18,938
Pool #C66744, 7.00%, 04/01/32	6,026	6,212
Pool #C66758, 6.50%, 05/01/32	446,216	454,452
Pool #C66916, 7.00%, 05/01/32	38,295	39,472
Pool #C66919, 6.50%, 05/01/32	5,744	5,850
Pool #C67097, 6.50%, 05/01/32	11,007	11,210
Pool #C67235, 7.00%, 05/01/32	109,856	113,232
Pool #C67259, 7.00%, 05/01/32	4,319	4,451
Pool #C67313, 6.50%, 05/01/32	2,427	2,472
Pool #C67996, 6.50%, 06/01/32	14,215	14,478
Pool #C68290, 7.00%, 06/01/32	20,674	21,309
Pool #C68300, 7.00%, 06/01/32	86,871	89,541
Pool #C68307, 8.00%, 06/01/32	3,960	4,176
Pool #C68988, 7.50%, 07/01/32	4,740	4,935
Pool #C69908, 7.00%, 08/01/32	102,626	105,779
Pool #C69951, 6.50%, 08/01/32	38,480	39,190
Pool #C70211, 7.00%, 08/01/32	61,917	63,820
Pool #C71089, 7.50%, 09/01/32	23,793	24,773
Pool #C71403, 6.50%, 07/01/32	86,047	87,792
Pool #C72160, 7.50%, 10/01/32	12,143	12,643
Pool #C72361, 6.50%, 06/01/32	33,626	34,307
Pool #C72497, 6.50%, 06/01/32	21,770	22,212
Pool #C73984, 6.50%, 12/01/32	13,521	13,771
Pool #C74006, 6.50%, 08/01/32	16,235	16,534
Pool #C77531, 6.50%, 02/01/33	107,861	109,851
Pool #C90559, 7.00%, 05/01/22	120,806	124,992
Pool #D60780, 8.00%, 06/01/25	6,032	6,353
Pool #D64617, 8.00%, 10/01/25	39,778	42,072
Pool #D82854, 7.00%, 10/01/27	8,076	8,347
Pool #E00282, 6.50%, 03/01/09	43,397	44,185
Pool #E00394, 7.50%, 09/01/10	40,842	41,662
Pool #E00507, 7.50%, 09/01/12	3,685	3,790
Pool #E00677, 6.00%, 06/01/14	119,757	120,721
Pool #E00802, 7.50%, 02/01/15	57,494	59,520

 25

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #E00938, 7.00%, 01/01/16	$25,247	$26,051
Pool #E00975, 6.00%, 05/01/16	80,946	81,408
Pool #E00985, 6.00%, 06/01/16	45,074	45,331
Pool #E00987, 6.50%, 06/01/16	38,746	39,595
Pool #E00996, 6.50%, 07/01/16	4,872	4,979
Pool #E01083, 7.00%, 11/01/16	8,450	8,716
Pool #E01095, 6.00%, 01/01/17	17,815	17,915
Pool #E01127, 6.50%, 02/01/17	28,596	29,216
Pool #E01137, 6.00%, 03/01/17	27,039	27,190
Pool #E01138, 6.50%, 03/01/17	14,820	15,140
Pool #E01139, 6.00%, 04/01/17	120,665	121,341
Pool #E01140, 6.00%, 05/01/17	105,682	106,274
Pool #E01156, 6.50%, 05/01/17	40,793	41,664
Pool #E01157, 6.00%, 06/01/17	74,516	74,933
Pool #E01186, 5.50%, 08/01/17	236,338	233,657
Pool #E01205, 6.50%, 08/01/17	30,317	30,962
Pool #E01311, 5.50%, 02/01/18	2,443,411	2,415,346
Pool #E01344, 4.50%, 04/01/18	146,378	139,534
Pool #E01488, 5.00%, 10/01/18	157,327	152,619
Pool #E01538, 5.00%, 12/01/18	1,027,863	997,129
Pool #E01604, 5.50%, 03/01/19	181,212	178,468
Pool #E69050, 6.00%, 02/01/13	41,815	42,181
Pool #E72896, 7.00%, 10/01/13	21,131	21,758
Pool #E81394, 7.50%, 10/01/15	16,604	17,204
Pool #E81396, 7.00%, 10/01/15	1,724	1,779
Pool #E82132, 7.00%, 01/01/16	4,802	4,956
Pool #E82815, 6.00%, 03/01/16	20,556	20,673
Pool #E83046, 7.00%, 04/01/16	3,086	3,185
Pool #E83231, 6.00%, 04/01/16	5,926	5,959
Pool #E83233, 6.00%, 04/01/16	16,073	16,164
Pool #E83355, 6.00%, 05/01/16	22,134	22,258
Pool #E83636, 6.00%, 05/01/16	36,975	37,182
Pool #E83933, 6.50%, 05/01/16	1,297	1,325
Pool #E84097, 6.50%, 12/01/15	5,301	5,417
Pool #E84236, 6.50%, 06/01/16	9,917	10,131
Pool #E84912, 6.50%, 08/01/16	20,897	21,347
Pool #E85117, 6.50%, 08/01/16	14,103	14,407
Pool #E85387, 6.00%, 09/01/16	41,600	41,833
Pool #E85800, 6.50%, 10/01/16	8,696	8,883
Pool #E86183, 6.00%, 11/01/16	6,795	6,833
Pool #E86533, 6.00%, 12/01/16	13,594	13,670
Pool #E86746, 5.50%, 12/01/16	106,559	104,945
Pool #E86995, 6.50%, 01/01/17	37,630	38,441
Pool #E87291, 6.50%, 01/01/17	45,222	46,196
Pool #E87446, 6.50%, 01/01/17	9,977	10,183
Pool #E87584, 6.00%, 01/01/17	15,559	15,646
Pool #E88055, 6.50%, 02/01/17	73,809	75,333
Pool #E88076, 6.00%, 02/01/17	12,360	12,429

26

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #E88106, 6.50%, 02/01/17	$49,749	$50,776
Pool #E88134, 6.00%, 03/01/17	3,681	3,701
Pool #E88474, 6.00%, 03/01/17	26,344	26,490
Pool #E88729, 6.00%, 04/01/17	18,018	18,118
Pool #E88768, 6.00%, 03/01/17	68,013	68,394
Pool #E89149, 6.00%, 04/01/17	31,161	31,334
Pool #E89151, 6.00%, 04/01/17	26,612	26,760
Pool #E89203, 6.50%, 04/01/17	12,313	12,567
Pool #E89217, 6.00%, 04/01/17	17,037	17,131
Pool #E89222, 6.00%, 04/01/17	120,872	121,541
Pool #E89347, 6.00%, 04/01/17	6,153	6,187
Pool #E89496, 6.00%, 04/01/17	28,360	28,517
Pool #E89530, 6.00%, 05/01/17	71,721	72,118
Pool #E89746, 6.00%, 05/01/17	182,210	183,218
Pool #E89788, 6.00%, 05/01/17	16,731	16,824
Pool #E89909, 6.00%, 05/01/17	28,206	28,362
Pool #E89924, 6.50%, 05/01/17	79,977	81,628
Pool #E90194, 6.00%, 06/01/17	20,872	20,987
Pool #E90227, 6.00%, 06/01/17	16,736	16,829
Pool #E90313, 6.00%, 06/01/17	9,441	9,493
Pool #E90591, 5.50%, 07/01/17	103,945	102,750
Pool #E90594, 6.00%, 07/01/17	65,282	65,644
Pool #E90645, 6.00%, 07/01/17	120,102	120,767
Pool #E90667, 6.00%, 07/01/17	16,940	17,033
Pool #E93476, 5.00%, 01/01/18	197,831	191,904
Pool #E96459, 5.00%, 05/01/18	83,362	80,871
Pool #E97335, 5.00%, 07/01/18	1,591,855	1,544,282
Pool #E97366, 5.00%, 07/01/18	456,389	442,750
Pool #E97702, 5.00%, 07/01/18	605,751	587,648
Pool #E98207, 5.00%, 04/01/18	61,455	59,618
Pool #E98258, 5.00%, 07/01/18	276,334	268,075
Pool #E99426, 5.00%, 09/01/18	173,403	168,221
Pool #E99498, 5.00%, 09/01/18	180,562	175,166
Pool #E99579, 5.00%, 09/01/18	140,072	135,886
Pool #E99673, 5.00%, 10/01/18	80,768	78,354
Pool #E99675, 5.00%, 10/01/18	867,132	841,217
Pool #E99869, 5.00%, 06/01/18	102,552	99,479
Pool #G01108, 7.00%, 04/01/30	6,130	6,337
Pool #G01133, 6.50%, 07/01/30	47,820	48,852
Pool #G01217, 7.00%, 03/01/31	77,099	79,709
Pool #G01309, 7.00%, 08/01/31	20,694	21,360
Pool #G01311, 7.00%, 09/01/31	125,988	130,252
Pool #G01315, 7.00%, 09/01/31	4,865	5,030
Pool #G01355, 6.50%, 02/01/32	582,073	593,878
Pool #G01391, 7.00%, 04/01/32	202,769	209,632
Pool #G01433, 6.50%, 07/01/32	33,235	33,848
Pool #G01443, 6.50%, 08/01/32	226,590	230,772
Pool #G01444, 6.50%, 08/01/32	230,030	234,696

 27

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #G01449, 7.00%, 07/01/32	$145,330	$150,249
Pool #G01536, 7.00%, 03/01/33	101,739	104,402
Pool #G01741, 6.50%, 10/01/34	197,632	201,280
Pool #G01867, 5.00%, 08/01/35	6,148,491	5,778,429
Pool #G01890, 4.50%, 10/01/35	765,340	696,551
Pool #G01947, 7.00%, 05/01/35	171,590	176,863
Pool #G01959, 5.00%, 12/01/35	3,624,714	3,406,552
Pool #G02045, 4.50%, 10/01/35	275,164	250,432
Pool #G02186, 5.00%, 05/01/36	19,904,350	18,706,358
Pool #G02220, 4.50%, 01/01/36	232,562	211,659
Pool #G02267, 6.50%, 08/01/36	2,068,223	2,090,462
Pool #G02342, 5.00%, 10/01/36	1,574,139	1,476,772
Pool #G02375, 6.50%, 09/01/36	1,095,602	1,107,383
Pool #G08023, 6.50%, 11/01/34	310,053	314,799
Pool #G08064, 6.50%, 04/01/35	196,567	198,867
Pool #G08072, 5.00%, 08/01/35	4,430,600	4,163,934
Pool #G08073, 5.50%, 08/01/35	2,602,792	2,516,199
Pool #G08088, 6.50%, 10/01/35	1,037,515	1,049,656
Pool #G08095, 5.50%, 11/01/35	780,278	754,318
Pool #G08105, 5.50%, 01/01/36	9,485,457	9,169,882
Pool #G08109, 4.50%, 11/01/35	387,417	352,596
Pool #G08111, 5.50%, 02/01/36	6,953,829	6,710,232
Pool #G08116, 5.50%, 03/01/36	1,347,011	1,299,824
Pool #G08130, 6.50%, 05/01/36	346,480	350,205
Pool #G08134, 5.50%, 06/01/36	772,705	745,636
Pool #G08139, 5.50%, 07/01/36	1,580,690	1,525,317
Pool #G08141, 6.50%, 07/01/36	1,346,845	1,361,328
Pool #G08156, 6.00%, 10/01/36	5,209,697	5,165,459
Pool #G10399, 6.50%, 07/01/09	15,916	16,013
Pool #G10749, 6.00%, 10/01/12	86,588	87,478
Pool #G10940, 6.50%, 11/01/11	16,380	16,654
Pool #G11001, 6.50%, 03/01/15	44,069	45,074
Pool #G11003, 7.50%, 04/01/15	3,105	3,212
Pool #G11130, 6.00%, 12/01/11	154,037	155,269
Pool #G11164, 7.00%, 05/01/15	10,848	11,187
Pool #G11207, 7.00%, 11/01/16	25,057	25,864
Pool #G11295, 5.50%, 09/01/17	156,989	155,185
Pool #G11399, 5.50%, 04/01/18	231,199	228,604
Pool #G11409, 6.00%, 05/01/17	165,177	166,103
Pool #G11434, 6.50%, 01/01/18	46,849	47,858
Pool #G11458, 6.00%, 09/01/17	58,392	58,722
Pool #G11480, 5.00%, 11/01/18	820,836	796,305
Pool #G11531, 5.50%, 02/01/19	96,643	95,509
Pool #G11612, 6.00%, 04/01/14	96,681	97,322
Pool #G11742, 5.00%, 07/01/20	1,103,624	1,069,320
Pool #G11827, 4.50%, 11/01/20	2,792,213	2,651,326
Pool #G11880, 5.00%, 12/01/20	962,359	930,761
Pool #G11972, 6.00%, 04/01/16	350,830	352,832

28

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #G11998, 4.50%, 04/01/21	$1,263,473	$1,199,722
Pool #G12205, 4.50%, 06/01/21	476,905	452,842
Pool #G12245, 6.00%, 07/01/21	199,167	200,059
Pool #G12310, 5.50%, 08/01/21	157,633	155,295
Pool #G12348, 6.00%, 08/01/21	409,665	411,500
Pool #G12378, 4.50%, 09/01/21	275,043	261,165
Pool #G12412, 5.50%, 11/01/21	212,837	209,679
Pool #G18002, 5.00%, 07/01/19	185,730	179,957
Pool #G18005, 5.00%, 08/01/19	504,896	489,203
Pool #G18006, 5.50%, 08/01/19	169,823	167,645
Pool #G18007, 6.00%, 07/01/19	89,952	90,370
Pool #G18009, 5.00%, 09/01/19	889,689	862,035
Pool #G18022, 5.50%, 11/01/19	357,349	352,766
Pool #G18025, 4.50%, 12/01/19	921,299	876,717
Pool #G18050, 4.00%, 04/01/20	244,571	226,576
Pool #G18062, 6.00%, 06/01/20	173,674	174,389
Pool #G18072, 4.50%, 09/01/20	987,081	937,276
Pool #G18096, 5.50%, 01/01/21	152,122	149,819
Pool #G18116, 4.50%, 02/01/21	201,925	191,736
Pool #G18122, 5.00%, 06/01/21	273,172	264,045
Pool #G18123, 5.50%, 06/01/21	562,787	554,437
Pool #J00183, 4.50%, 10/01/20	297,562	282,548
Pool #J00219, 4.50%, 10/01/20	870,816	826,878
Pool #J00629, 4.50%, 12/01/20	276,187	262,252
Pool #J00637, 4.50%, 12/01/20	2,320,591	2,203,501
Pool #J00718, 5.00%, 12/01/20	1,631,270	1,577,710
Pool #J00854, 5.00%, 01/01/21	744,151	719,718
Pool #J00855, 5.50%, 01/01/21	352,135	347,100
Pool #J00871, 5.00%, 01/01/21	367,313	355,252
Pool #J00935, 5.00%, 12/01/20	137,921	133,392
Pool #J01006, 4.50%, 01/01/21	194,238	184,437
Pool #J01049, 5.00%, 01/01/21	3,704,755	3,583,115
Pool #J01189, 5.00%, 02/01/21	220,235	212,876
Pool #J01256, 5.00%, 03/01/21	195,468	188,937
Pool #J01279, 5.50%, 02/01/21	352,063	346,840
Pool #J01414, 5.00%, 03/01/21	149,337	144,347
Pool #J01570, 5.50%, 04/01/21	216,279	213,004
Pool #J01576, 5.00%, 04/01/21	986,336	953,380
Pool #J01633, 5.50%, 04/01/21	995,881	981,106
Pool #J01757, 5.00%, 05/01/21	355,202	343,334
Pool #J01771, 5.00%, 05/01/21	278,264	268,966
Pool #J01833, 5.00%, 05/01/21	160,480	155,118
Pool #J01879, 5.00%, 05/01/21	326,979	316,054
Pool #J01980, 6.00%, 06/01/21	428,077	429,994
Pool #J02235, 4.50%, 07/01/20	227,434	215,958
Pool #J02325, 5.50%, 07/01/20	496,133	489,038
Pool #J02428, 4.00%, 08/01/20	5,936,306	5,499,532
Pool #J02438, 4.50%, 08/01/20	208,153	197,651

 29

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #J02508, 4.50%, 09/01/20	$296,882	$281,902
Pool #J02527, 4.50%, 09/01/20	1,125,219	1,068,444
Pool #J02551, 4.50%, 09/01/20	150,658	143,056
Pool #J02664, 4.50%, 10/01/20	200,314	190,207
Pool #J03028, 5.50%, 07/01/21	337,811	332,800
Pool #J03074, 5.00%, 07/01/21	265,150	256,291
Pool #J05831, 4.50%, 11/01/20	190,705	181,082
Pool #J05986, 5.00%, 02/01/21	169,148	163,594
Pool #J06015, 5.00%, 05/01/21	335,188	323,988
Pool #M80898, 4.50%, 02/01/11	478,225	465,280
Pool #M80904, 4.50%, 03/01/11	307,369	297,125
Pool #M80917, 4.50%, 05/01/11	73,051	71,074
Pool #M80926, 4.50%, 07/01/11	306,044	297,759
Pool #M80934, 4.50%, 08/01/11	371,958	359,562
Pool #M80981, 4.50%, 07/01/12	148,782	144,246
Pool #M81009, 4.50%, 02/01/13	163,712	158,256
Federal National Mortgage Association
2.50%, 06/15/08	9,934,000	9,678,825
4.50%, 10/15/08	239,000	236,822
4.88%, 04/15/09	14,231,000	14,149,940
5.38%, 08/15/09 - 11/15/11	14,703,000	14,762,087
6.63%, 09/15/09	18,104,000	18,636,927
5.13%, 04/15/11	4,796,000	4,778,605
4.38%, 03/15/13 - 10/15/15	11,736,000	11,179,512
4.63%, 10/15/14	1,779,000	1,697,863
5.00%, 04/15/15 - 06/01/36	70,031,183	65,847,766
5.50%, 07/01/20 - 06/01/37	32,770,901	31,944,911
6.00%, 04/01/36 - 06/01/37	10,155,361	10,049,539
6.50%, 08/01/36 - 06/01/37	12,844,261	12,967,527
Pool #255315, 4.00%, 07/01/19	247,353	229,527
Pool #256023, 6.00%, 12/01/35	7,797,120	7,713,628
Pool #560868, 7.50%, 02/01/31	6,206	6,477
Pool #607212, 7.50%, 10/01/31	114,813	119,832
Pool #607559, 6.50%, 11/01/31	5,088	5,187
Pool #607632, 6.50%, 11/01/31	1,384	1,411
Pool #656559, 6.50%, 02/01/33	322,312	328,021
Pool #661664, 7.50%, 09/01/32	111,917	116,592
Pool #694846, 6.50%, 04/01/33	46,450	46,891
Pool #709921, 5.00%, 06/01/18	89,265	86,597
Pool #735141, 5.50%, 01/01/35	10,100,038	9,741,386
Pool #750229, 6.50%, 10/01/33	357,427	360,819
Pool #788027, 6.50%, 09/01/34	221,208	224,408
Pool #804847, 4.50%, 01/01/35	358,531	326,619
Pool #811970, 4.50%, 02/01/20	112,970	107,200
Pool #888077, 5.00%, 08/01/36	3,038,780	2,847,306
Pool #894441, 5.85%, 08/01/36 (a)	10,343,351	10,392,537
Pool #908698, 6.50%, 10/01/36	1,847,968	1,865,505
Federal National Mortgage Association TBA
5.00%, 06/12/37 - 07/17/37	11,000,000	10,541,081
5.50%, 07/15/37	4,000,000	3,857,500
6.00%, 07/15/37	4,000,000	3,956,248
Government National Mortgage Association
6.00%, 06/15/35	97,906	97,553
Pool #279461, 9.00%, 11/15/19	3,804	4,086
Pool #376510, 7.00%, 05/15/24	10,194	10,623
Pool #416538, 7.00%, 10/15/29	6,074	6,332

30

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #434505, 7.50%, 08/15/29	$2,456	$2,573
Pool #457801, 7.00%, 08/15/28	16,594	17,299
Pool #470643, 7.00%, 07/15/29	19,805	20,646
Pool #485879, 7.00%, 08/15/31	32,155	33,503
Pool #486019, 7.50%, 01/15/31	5,782	6,054
Pool #486921, 5.50%, 02/15/35	213,824	207,517
Pool #486936, 6.50%, 02/15/29	11,681	11,934
Pool #487053, 7.00%, 03/15/29	14,835	15,465
Pool #490258, 6.50%, 02/15/29	2,298	2,348
Pool #502969, 6.00%, 03/15/29	32,598	32,548
Pool #507396, 7.50%, 09/15/30	106,703	111,746
Pool #508473, 7.50%, 04/15/31	23,317	24,415
Pool #509099, 7.00%, 06/15/29	7,501	7,820
Pool #524269, 8.00%, 11/15/29	10,984	11,658
Pool #525561, 8.00%, 01/15/30	4,345	4,613
Pool #528589, 6.50%, 03/15/31	94,515	96,493
Pool #531352, 7.50%, 09/15/30	14,240	14,913
Pool #535388, 7.50%, 01/15/31	5,454	5,711
Pool #536334, 7.50%, 10/15/30	1,617	1,694
Pool #537406, 7.50%, 02/15/31	6,194	6,486
Pool #540659, 7.00%, 01/15/31	1,208	1,259
Pool #544470, 8.00%, 04/15/31	4,578	4,862
Pool #547948, 6.50%, 11/15/31	10,129	10,341
Pool #549742, 7.00%, 07/15/31	15,440	16,088
Pool #550991, 6.50%, 10/15/31	16,823	17,175
Pool #552474, 7.00%, 03/15/32	19,043	19,846
Pool #552616, 7.00%, 06/15/32	111,404	116,099
Pool #552903, 6.50%, 11/15/32	572,228	583,696
Pool #552952, 6.00%, 12/15/32	103,951	103,725
Pool #553144, 5.50%, 04/15/33	356,866	347,058
Pool #553320, 6.00%, 06/15/33	226,996	226,372
Pool #555125, 7.00%, 09/15/31	5,346	5,571
Pool #555171, 6.50%, 12/15/31	4,973	5,077
Pool #564799, 6.00%, 03/15/34	862,091	859,060
Pool #568715, 7.00%, 05/15/32	85,590	89,197
Pool #570022, 7.00%, 07/15/32	174,865	182,234
Pool #571267, 7.00%, 10/15/31	4,905	5,111
Pool #572554, 6.50%, 09/15/31	258,582	263,993
Pool #572733, 6.00%, 07/15/33	62,177	62,006
Pool #573916, 6.00%, 11/15/33	208,472	207,899
Pool #574837, 7.50%, 11/15/31	6,787	7,106
Pool #580972, 6.50%, 02/15/32	9,124	9,307
Pool #583645, 8.00%, 07/15/32	16,199	17,208
Pool #588192, 6.00%, 02/15/33	54,195	54,046
Pool #595077, 6.00%, 10/15/32	102,244	102,021
Pool #596657, 7.00%, 10/15/32	7,393	7,705
Pool #602102, 6.00%, 02/15/33	132,526	132,161
Pool #602461, 5.00%, 12/15/35	209,551	198,444

 31

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Pool #603520, 6.00%, 03/15/33	$122,802	$122,464
Pool #604243, 6.00%, 04/15/33	217,542	216,945
Pool #604788, 6.50%, 11/15/33	378,779	386,063
Pool #604875, 6.00%, 12/15/33	439,228	438,022
Pool #606308, 5.50%, 05/15/36	656,562	637,331
Pool #606314, 5.50%, 05/15/36	267,455	259,622
Pool #611526, 6.00%, 05/15/33	88,548	88,304
Pool #621856, 6.00%, 01/15/34	196,052	195,363
Pool #630038, 6.50%, 08/15/34	412,058	419,645
Pool #631924, 6.00%, 05/15/33	151,382	150,967
Pool #635306, 6.00%, 06/15/36	1,653,388	1,644,924
Pool #641734, 4.50%, 09/15/35	1,436,735	1,318,766
Pool #641779, 5.00%, 09/15/35	5,119,333	4,847,972
Pool #645035, 5.00%, 07/15/35	255,977	242,408
Pool #646799, 4.50%, 07/15/35	246,769	226,507
Pool #648439, 5.00%, 01/15/36	423,711	400,946
Pool #649454, 5.50%, 09/15/35	1,946,848	1,891,631
Pool #649510, 5.50%, 10/15/35	3,031,912	2,945,920
Pool #649513, 5.50%, 10/15/35	3,841,283	3,732,336
Pool #650712, 5.00%, 01/15/36	588,934	557,292
Pool #652207, 5.50%, 03/15/36	3,598,249	3,492,859
Pool #652539, 5.00%, 05/15/36	276,712	261,845
Pool #653598, 5.50%, 05/15/36	939,408	911,893
Pool #655457, 6.00%, 05/15/36	291,801	290,398
Pool #655519, 5.00%, 05/15/36	523,260	495,147
Pool #656666, 6.00%, 06/15/36	1,572,036	1,563,989
Pool #657912, 6.50%, 08/15/36	498,547	506,688
Pool #781014, 6.00%, 04/15/29	32,607	32,561
Pool #781124, 7.00%, 12/15/29	60,327	62,890
Pool #781287, 7.00%, 05/15/31	35,669	37,180
Pool #781319, 7.00%, 07/15/31	11,569	12,056
Pool #781328, 7.00%, 09/15/31	33,236	34,644
Pool #781380, 7.50%, 12/15/31	10,547	10,970
Pool #781401, 7.50%, 02/15/32	28,955	30,321
Pool #781429, 8.00%, 03/15/32	26,946	28,612
Pool #781431, 7.00%, 04/15/32	128,758	134,159
Pool #781478, 7.50%, 03/15/32	18,114	18,971
Pool #781481, 7.50%, 01/15/32	57,163	59,868
Pool #781688, 6.00%, 12/15/33	396,084	395,108
Pool #781690, 6.00%, 12/15/33	169,200	168,808
Pool #781699, 7.00%, 12/15/33	63,723	66,399
Pool #781804, 6.00%, 09/15/34	592,255	590,162
Pool #781847, 6.00%, 12/15/34	537,192	535,280
Pool #781902, 6.00%, 02/15/35	553,982	552,002
Pool #781905, 5.00%, 04/15/35	1,267,408	1,200,462
Pool #781916, 6.50%, 03/15/32	641,863	654,913
Tennessee Valley Authority, 6.25%, 12/15/17	50,000	53,009
U.S. Treasury Bonds
8.75%, 05/15/17	6,524,000	8,358,875
8.50%, 02/15/20	4,238,000	5,531,251

32

U.S. Government Agency Long-Term Obligations (continued)

	Principal
	Amount	Value
6.25%, 08/15/23	$28,926,000	$32,119,170
6.88%, 08/15/25	4,713,000	5,614,729
5.38%, 02/15/31	6,607,000	6,784,563

Total U.S. Government Agency Long-Term Obligations (Cost $830,585,554)		816,088,237

U.S. Treasury Notes (15.6%)
U.S. Treasury Notes
3.13%, 10/15/08	782,000	764,222
4.88%, 10/31/08 - 08/15/16	39,124,000	38,949,464
4.75%, 02/15/10 - 02/15/37	79,265,000	78,680,256
4.50%, 09/30/11 - 02/15/36	56,847,000	55,067,504
4.63%, 02/29/12 - 02/15/17	22,662,000	22,233,561
4.00%, 11/15/12 - 02/15/15	10,646,000	9,983,362
4.13%, 05/15/15	9,348,000	8,809,761
6.38%, 08/15/27	14,592,000	16,680,480

Total U.S. Treasury Notes (Cost $232,561,643)		231,168,610

Yankee Dollars (2.2%)
Banks (0.5%)
BSCH Issuances Ltd.
7.63%, 11/03/09	2,714,000	2,844,454
7.63%, 09/14/10	59,000	62,782
HBOS PLC, 5.46%, 11/29/49 (b)	354,000	342,788
HSBC Bank USA, 7.50%, 07/15/09	563,000	585,428
Landwirtsch Rentenbank, 5.25%, 07/15/11	350,000	350,245
National Bank of Australia, 8.60%, 05/19/10	177,000	191,899
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	350,000	337,105
Royal Bank of Scotland Group
5.00%, 11/12/13	236,000	228,949
5.05%, 01/08/15	316,000	303,363
4.70%, 07/03/18	472,000	428,758
St. George Bank Ltd., 5.30%, 10/15/15 (b)	236,000	228,307
UBS AG Stamford CT, 5.88%, 07/15/16	1,121,000	1,135,533
Westpac Banking Corp., 4.63%, 06/01/18	147,000	132,514

		7,172,125

Consumer Goods (0.0%)
Diageo Capital PLC, 7.25%, 11/01/09	350,000	363,386

Electric Power (0.0%)
Hydro Quebec Corp.
8.40%, 01/15/22	220,000	278,575
8.88%, 03/01/26	156,000	211,691
Scottish Power, 5.81%, 03/15/25	118,000	113,907

		604,173

Energy Companies (0.2%)
Canadian Natural Resources, 4.90%, 12/01/14	280,000	262,023
EnCana Corp., 4.75%, 10/15/13	339,000	320,037
Nexen, Inc.
5.05%, 11/20/13	295,000	280,838
5.20%, 03/10/15	350,000	331,392
5.88%, 03/10/35	133,000	119,358
Norsk Hydro AS, 6.36%, 01/15/09	271,000	274,404
Petro-Canada, 5.95%, 05/15/35	271,000	249,526
Ptt Public Co. Ltd., 5.88%, 08/03/35 (b)	177,000	159,379
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	137,977
5.75%, 05/15/35	350,000	303,803
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	177,000	195,729

		2,634,466

Manufacturing (0.2%)
Alcan, Inc.
6.45%, 03/15/11	44,000	44,953
4.50%, 05/15/13	372,000	346,266
5.00%, 06/01/15	295,000	274,423
5.75%, 06/01/35	206,000	182,598
AstraZeneca PLC, 5.40%, 06/01/14	295,000	289,742
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	177,000	169,021

 33

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Bond Index (Continued)

Yankee Dollars (continued)

	Principal
	Amount	Value

Manufacturing (continued)
Codelco, Inc., 6.38%, 11/30/12	$120,000	$124,276
Inco Ltd., 7.75%, 05/15/12	177,000	190,800
Lafarge SA, 6.50%, 07/15/16	265,000	271,254
Noranda, Inc., 6.20%, 06/15/35	177,000	169,248
Placer Dome, Inc., 6.38%, 03/01/33	139,000	133,929
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	43,960
4.88%, 03/01/13	165,000	156,460
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	135,927
Yara International Asa, 5.25%, 12/15/14 (b)	147,000	138,892

		2,671,749

Oil, Gas & Consumable Fuels (0.1%)
Conocophillips Canada Corp., 5.63%, 10/15/16	365,000	359,147
Enbridge, Inc., 5.60%, 04/01/17	1,000,000	961,810

		1,320,957

Other Financial (0.7%)
Anadarko Finance Co., 6.75%, 05/01/11	118,000	121,834
Anadarko Petroleum Corp., 7.50%, 05/01/31	298,000	320,184
Apache Finance Canada, 4.38%, 05/15/15	487,000	446,175
BHP Billiton Ltd., 4.80%, 04/15/13	236,000	225,295
BHP Finance Corp., 6.42%, 03/01/26	80,000	81,628
Brascan Corp., 5.75%, 03/01/10	180,000	180,893
Bskyb Finance UK Ltd., 5.63%, 10/15/15 (b)	147,000	141,713
Burlington Resources Finance Co., 6.40%, 08/15/11	124,000	128,001
Burlington Resources, Inc., 6.50%, 12/01/11	206,000	213,705
CIT Group, Inc., 5.20%, 06/01/15	177,000	164,579
Conoco Funding Co., 6.35%, 10/15/11	767,000	790,882
Deutsche Bank Financial LLC., 5.38%, 03/02/15	177,000	172,639
Deutsche Telekom International Finance
3.88%, 07/22/08	413,000	406,128
5.25%, 07/22/13	737,000	712,724
5.75%, 03/23/16	1,177,000	1,148,179
8.25%, 06/15/30	369,000	442,270
Diageo Capital PLC, 5.30%, 10/28/15	649,000	622,685
Encana Holdings Finance Corp., 5.80%, 05/01/14	634,000	630,947
Hanson Australia Funding, 5.25%, 03/15/13	265,000	259,058
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	177,000	167,743
Montpelier RE Holdings, 6.13%, 08/15/13	74,000	71,831
Oester Kontroll Bank, 4.50%, 03/09/15	236,000	223,417
Telecom Italia Capital
6.20%, 07/18/11	206,000	208,553
5.25%, 11/15/13	590,000	562,195
4.95%, 09/30/14	295,000	273,325
5.25%, 10/01/15	295,000	274,310
6.00%, 09/30/34	230,000	207,212
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	373,786
XL Capital Ltd., 5.25%, 09/15/14	779,000	743,569

		10,315,460

Service Companies (0.1%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	221,000	231,779
Thomson Corp., 4.25%, 08/15/09	251,000	244,619
TXU Energy Co., 6.15%, 11/15/13 (b)	189,000	191,110

		667,508

Telephones (0.3%)
America Movil SA de CV
5.75%, 01/15/15	295,000	291,016
6.38%, 03/01/35	177,000	173,868

34

Yankee Dollars (continued)

	Principal
	Amount	Value

Telephones (continued)
British Telecom PLC
8.35%, 12/15/10	$1,280,000	$1,398,744
9.15%, 12/15/30	559,000	731,611
France Telecom, 3,111.00%, 03/01/11	383,000	409,188
Koninklijke KPN NV, 8.00%, 10/01/10	310,000	331,785
Telefonos de Mexico SA, 5.50%, 01/27/15	236,000	229,389
Vodafone Group PLC
7.75%, 02/15/10	383,000	402,304
5.00%, 12/16/13	664,000	630,435
7.88%, 02/15/30	206,000	230,514

		4,828,854

Transportation (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	968,599
6.90%, 07/15/28	242,000	258,992
6.20%, 06/01/36	236,000	230,317
Qantas Airways, 6.05%, 04/15/16 (b)	177,000	171,829

		1,629,737

Total Yankee Dollars (Cost $32,822,724)		32,208,415

Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $14,591,271, collateralized by U.S. Government Agency Mortgages with a market value of $14,876,650	$14,584,951	$14,584,951

Total Investments (Cost $1,591,051,316) (c) — 106.1%		1,566,922,839

Liabilities in excess of other assets — (6.1)%		(89,861,691)

NET ASSETS — 100.0%		$1,477,061,148

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(b)	Illiquid security.

(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

 35

Statement of Securities Sold Short
June 30, 2007 (Unaudited)

NVIT Bond Index

U.S. Government Agency Long-Term Obligations — Short Positions (4.3%)

	Principal
	Amount	Value

Federal National Mortgage Association TBA,
5.00%, 06/15/37	$3,000,000	$2,811,081
Federal National Mortgage Association TBA,
5.00%, 07/01/37	64,700,000	60,615,813

Total U.S. Government Agency Long-Term Obligations — Short Positions (Proceeds $63,141,672)		63,426,894

Total Securities Sold Short (Proceeds $63,141,672) (a) — 4.3%		$63,426,894

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

TBA	To Be Announced.

36

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT
Bond Index

Assets:
Investments, at value (cost $1,576,466,365)	$1,552,337,888
Repurchase agreements, at cost and value	14,584,951

Total Investments	1,566,922,839

Cash	58,348
Interest and dividends receivable	13,768,925
Receivable for investments sold	101,487,326

Total Assets	1,682,237,438

Liabilities:
Payable for investments purchased	141,141,754
Payable for capital shares redeemed	191,785
Securities sold short, at value (proceeds $63,141,672)	63,426,894
Accrued expenses and other payables:
Investment advisory fees	263,515
Fund administration and transfer agent fees	97,574
Compliance program costs	5,638
Other	49,130

Total Liabilities	205,176,290

Net Assets	$1,477,061,148

Represented by:
Capital	$1,501,454,399
Accumulated net investment income	1,872,817
Accumulated net realized losses from investment transactions and futures	(1,852,369)
Net unrealized depreciation on investments	(24,413,699)

Net Assets	$1,477,061,148

Net Assets:
Class ID Shares	$1,477,061,148

Shares outstanding (unlimited number of shares authorized):
Class ID Shares	150,232,448

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class ID Shares	$9.83

See accompanying notes to financial statements.

 37

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited) (a)

NVIT Bond Index

INVESTMENT INCOME:
Interest income	$14,564,063
Total Income	14,564,063

Expenses:
Investment advisory fees	600,795
Fund administration and transfer agent fees	199,623
Custodian fees	14,876
Trustee fees	15,640
Compliance program costs (Note 3)	5,638
Other	51,062
Total expenses before earnings credit	887,634

Earnings credit (Note 6)	(590)

Net Expenses	887,044

Net Investment Income	13,677,019

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses on investment transactions	(1,843,443)
Net realized losses on futures transactions	(8,926)

Net realized losses on investment transactions and futures	(1,852,369)
Net change in unrealized depreciation on investments	(24,413,699)

Net realized/unrealized gains (losses) on investments	(26,266,068)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,589,049)

(a)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

See accompanying notes to financial statements.

38

Statement of Changes in Net Assets
Six Months Ended June 30, 2007 (a) (Unaudited)

NVIT Bond
Index

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$13,677,019
Net realized losses on investment transactions and futures	(1,852,369)
Net change in unrealized depreciation on investments and futures	(24,413,699)

Change in net assets resulting from operations	(12,589,049)

Distributions to Shareholders from:
Net investment income:
Class ID	(11,804,202)

Change in net assets from shareholder distributions	(11,804,202)

Change in net assets from capital transactions	1,501,454,399

Change in net assets	1,477,061,148

Net Assets:
Beginning of period	—

End of period	$1,477,061,148

Accumulated net investment income at end of period	$1,872,817

CAPITAL TRANSACTIONS:
Class ID Shares
Proceeds from shares issued	$84,630,085
Proceeds from in-kind transactions	1,416,739,253
Dividends reinvested	11,804,077
Cost of shares redeemed (b)	(11,719,016)

Change in net assets from capital transactions	$1,501,454,399

SHARE TRANSACTIONS:
Class ID Shares
Issued	8,535,444
Proceeds from in-kind transactions	141,673,925
Reinvested	1,203,270
Redeemed	(1,180,191)

Total change in shares	150,232,448

(a)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

(b)	Includes redemption fees, if any.

See accompanying notes to financial statements.

 39

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Bond Index

Distributions
Investment Activities
Net Realized
and
	Net Asset		Unrealized	Total
	Value,	Net	Gains	from	Net		Net Asset
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	$10.00	0.09	(0.18)	(0.09)	(0.08)	(0.08)	$9.83	(0.90%)

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios / Supplemental Data
				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	(Prior to	Income
	Net Assets	Expenses	Income to	Reimbursements)	(Prior to
	at End of	to Average	Average	to Average	Reimbursements)
	Period	Net	Net	Net	to Average	Portfolio
	(000s)	Assets (b)	Assets (b)	Assets (b)(c)	Net Assets (b)(c)	Turnover (d)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	$1,477,061	0.32%	0.32%	0.32%	0.32%	36.74%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from April 20, 2007 (commencement of operations) through June 30, 2007.

See notes to financial statements.

40

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Bond Index Fund (the “Fund”), (formerly, “GVIT Bond Index Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a

 41

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

42

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned

 43

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$1,531,708,086	$1,090,280	$(29,302,421)	$(28,212,141)

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser. BlackRock Investment Management, LLC (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

44

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the period ended June 30, 2007:

Total
Fee Schedule	Fees

$0 up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion or more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $218,473 for the period ended June 30, 2007.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

 45

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% for Class II shares and 0.40% for Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VII shares of the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2007, the Fund’s portion of such costs amounted to $5,638.

4. Investment Transactions

For the period ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $628,417,913 and sales of $530,185,016.

For the period ended June 30, 2007, the Fund had purchases of $955,519,568 and sales of $599,931,394 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the period ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

46

7. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 47

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc.(dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

48

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007 (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 49

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken,PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for Nationwide Funds Group[3].	N/A	N/A

50

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007 (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3] , Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 51

Supplemental Information
June 30, 2007 (Unaudited)

A. Submission of Matters to a Vote of Security Holders:

On April 25, 2007, a Special Meeting of Shareholders was held* (the “April 25 Meeting”) at which shareholders of the Funds** set forth below were asked:

Proposal 1:

To approve a new investment advisory agreement, on behalf of their Fund, between Nationwide Fund Advisors (formerly “Gartmore Mutual Fund Capital Trust”) (the “Adviser”) and Nationwide Variable Insurance Trust (formerly “Gartmore Variable Insurance Trust”) (the “Trust”).

		Number of Shares
Fund		Cast/Not Cast	Percentages
Federated NVIT High Income Bond Fund	FOR	30,051,703.188 shares	92.514%
(Formerly Federated GVIT High Income Bond Fund)	AGAINST	618,245.021 shares	1.903%
	ABSTAIN	1,813,550.431 shares	5.583%
	TOTAL	32,483,498.640 shares

NVIT International Index	FOR	4,322,203.982 shares	96.897%
(Formerly GVIT International Index Fund)	AGAINST	2,758.318 shares	0.062%
	ABSTAIN	135,636.840 shares	3.041%
	TOTAL	4,460,599.140 shares

NVIT International Value Fund	FOR	20,032,843.199 shares	93.351%
(Formerly GVIT International Value Fund)	AGAINST	333,588.902 shares	1.554%
	ABSTAIN	1,093,293.879 shares	5.095%
	TOTAL	21,459,725.980 shares

NVIT Mid Cap Index Fund	FOR	35,380,179.120 shares	94.154%
(Formerly GVIT Mid Cap Index Fund)	AGAINST	631,117.844 shares	1.679%
	ABSTAIN	1,565,714.306 shares	4.167%
	TOTAL	37,577,011.270 shares

NVIT S&P 500 Index Fund	FOR	56,119,814.230 shares	95.554%
(Formerly GVIT S&P 500 Index Fund)	AGAINST	666,195.542 shares	1.134%
	ABSTAIN	1,944,898.888 shares	3.312%
	TOTAL	58,730,908.660 shares

Nationwide Multi-Manager NVIT Small Cap Growth Fund	FOR	7,632,918.513 shares	92.700%
(Formerly GVIT Small Cap Growth Fund)	AGAINST	149,458.111 shares	1.816%
	ABSTAIN	451,583.036 shares	5.484%
	TOTAL	8,233,959.660 shares

Nationwide Multi-Manager NVIT Small Cap Value Fund	FOR	48,649,396.525 shares	92.816%
(Formerly GVIT Small Cap Value Fund)	AGAINST	979,183.753 shares	1.868%
	ABSTAIN	2,786,133.102 shares	5.316%
	TOTAL	52,414,713.380 shares

Nationwide Multi-Manager NVIT Small Company Fund	FOR	29,903,181.700 shares	91.311%
(Formerly GVIT Small Company Fund)	AGAINST	838,774.923 shares	2.561%
	ABSTAIN	2,006,741.307 shares	6.128%
	TOTAL	32,748,697.930 shares

Gartmore NVIT Developing Markets Fund	FOR	21,0177,889.443 shares	91.460%
(Formerly Gartmore GVIT Developing Markets Fund)	AGAINST	424,272.958 shares	1.841%
	ABSTAIN	1,543,850.729 shares	6.699%
	TOTAL	23,046,013.130 shares

52

		Number of Shares
Fund		Cast/Not Cast	Percentages
Gartmore NVIT Emerging Markets Fund	FOR	17,050,534.593 shares	92.371%
(Formerly Gartmore GVIT Emerging Markets Fund)	AGAINST	526,574.722 shares	2.853%
	ABSTAIN	881,608.905 shares	4.776%
	TOTAL	18,458,718.220 shares

Nationwide NVIT Global Financial Services Fund	FOR	1,554,847.333 shares	95.589%
(Formerly Gartmore GVIT Global Financial Services Fund)	AGAINST	19,539.033 shares	1.201%
	ABSTAIN	52,206.494 shares	3.210%
	TOTAL	1,626,592.860 shares

Nationwide NVIT Global Health Sciences Fund	FOR	4,722,963.678 shares	92.815%
(Formerly Gartmore GVIT Global Health Sciences Fund)	AGAINST	157,979.030 shares	3.104%
	ABSTAIN	207,642.222 shares	4.081%
	TOTAL	5,088,584.930 shares

Nationwide NVIT Global Technology and Communications Fund	FOR	8,585,472.039 shares	93.551%
(Formerly Gartmore GVIT Global Technology	AGAINST	102,267.977 shares	1.114%
and Communications Fund)	ABSTAIN	489,577.634 shares	5.335%
	TOTAL	9,177,317.650 shares

Gartmore NVIT Global Utilities Fund	FOR	4,123,270.549 shares	91.923%
(Formerly Gartmore GVIT Global Utilities Fund)	AGAINST	122,001.533 shares	2.720%
	ABSTAIN	240,276.088 shares	5.357%
	TOTAL	4,485,548.170 shares

Nationwide NVIT Government Bond Fund	FOR	88,471,567.462 shares	92.024%
(Formerly Gartmore GVIT Government Bond Fund)	AGAINST	1,825,645.181 shares	1.899%
	ABSTAIN	5,841,990.727 shares	6.077%
	TOTAL	96,139,203.370 shares

Nationwide NVIT Growth Fund	FOR	14,931,435.904 shares	89.942%
(Formerly Gartmore GVIT Growth Fund)	AGAINST	409,826.402 shares	2.469%
	ABSTAIN	1,259,945.064 shares	7.589%
	TOTAL	16,601,207.370 shares

Gartmore NVIT International Growth Fund	FOR	6,251,419.070 shares	93.569%
(Formerly Gartmore GVIT International Growth Fund)	AGAINST	139,618.548 shares	2.090%
	ABSTAIN	290,025.592 shares	4.341%
	TOTAL	6,681,063.210 shares

Nationwide NVIT Investor Destinations Aggressive Fund	FOR	49,489,224.549 shares	90.688%
(Formerly Gartmore GVIT Investor Destinations Aggressive Fund)	AGAINST	1,385,396.474 shares	2.539%
	ABSTAIN	3,696,272.337 shares	6.773%
	TOTAL	54,570,893.360 shares

Nationwide NVIT Investor Destinations Conservative Fund	FOR	23,091,965.887 shares	89.855%
(Formerly Gartmore GVIT Investor Destinations Conservative Fund)	AGAINST	314,935,884 shares	1.225%
	ABSTAIN	2,292,355.179 shares	8.920%
	TOTAL	25,699,256.950 shares

Nationwide NVIT Investor Destinations Moderate Fund	FOR	188,902,093.059 shares	90.696%
(Formerly Gartmore GVIT Investor Destinations Moderate Fund)	AGAINST	3,018,924.590 shares	1.449%
	ABSTAIN	16,359,690.401 shares	7.855%
	TOTAL	208,280,708.050 shares

 53

Supplemental Information
June 30, 2007 (Unaudited) (Continued)

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Investor Destinations Moderately Aggressive Fund	FOR	134,792,622.920 shares	91.332%
(Formerly Gartmore GVIT Investor Destinations	AGAINST	3,489,207.264 shares	2.364%
Moderately Aggressive Fund)	ABSTAIN	9,304,197.656 shares	6.304%
	TOTAL	147,586,027.840 shares

Nationwide NVIT Investor Destinations Moderately Conservative Fund	FOR	49,627,123.216 shares	91.918%
(Formerly Gartmore GVIT Investor Destinations	AGAINST	856,088.634 shares	1.586%
Moderately Conservative Fund)	ABSTAIN	3,507,215.650 shares	6.496%
	TOTAL	53,990,427.500 shares

Nationwide NVIT Mid Cap Growth Fund	FOR	10,879,584.971 shares	91.043%
(Formerly Gartmore GVIT Mid Cap Growth Fund)	AGAINST	352,594.958 shares	2.950%
	ABSTAIN	717,792.971 shares	6.007%
	TOTAL	11,949,972.900 shares

Nationwide NVIT Money Market Fund II	FOR	221,774,863.241 shares	88.508%
(Formerly Gartmore GVIT Money Market Fund II)	AGAINST	12,322,482.494 shares	4.918%
	ABSTAIN	16,471,740.875 shares	6.574%
	TOTAL	250,569,086.610 shares

Nationwide NVIT Money Market Fund	FOR	1,578,331,008.328 shares	91.585%
(Formerly Gartmore GVIT Money Market Fund)	AGAINST	32,372,133.671 shares	1.878%
	ABSTAIN	112,652,123.301 shares	6.537%
	TOTAL	1,723,355,265.300 shares

NVIT Nationwide Fund	FOR	125,423,274.735 shares	91.581%
(Formerly Gartmore GVIT Nationwide Fund)	AGAINST	2,767,979.467 shares	2.021%
	ABSTAIN	8,762,255.828 shares	6.398%
	TOTAL	136,953,510.030 shares

NVIT Nationwide Leaders Fund	FOR	2,298,504.956 shares	95.780%
(Formerly Gartmore GVIT Nationwide Leaders Fund)	AGAINST	29,630.469 shares	1.235%
	ABSTAIN	71,637.755 shares	2.985%
	TOTAL	2,399,773.180 shares

Nationwide NVIT U.S. Growth Leaders Fund	FOR	4,972,094.773 shares	94.359%
(Formerly Gartmore GVIT U.S. Growth Leaders Fund)	AGAINST	122,623.161 shares	2.327%
	ABSTAIN	174,625.606 shares	3.314%
	TOTAL	5,269,343.540 shares

Gartmore NVIT Worldwide Leaders Fund	FOR	2,666,862.487 shares	94.126%
(Formerly Gartmore GVIT Worldwide Leaders Fund)	AGAINST	47,702.491 shares	1.684%
	ABSTAIN	118,719.882 shares	4.190%
	TOTAL	2,833,284.860 shares

J.P. Morgan NVIT Balanced Fund	FOR	15,966,867.546 shares	90.900%
(Formerly J.P. Morgan GVIT Balanced Fund)	AGAINST	259,004.324 shares	1.475%
	ABSTAIN	1,339,385.200 shares	7.625%
	TOTAL	17,565,257.070 shares

Van Kampen NVIT Comstock Value Fund	FOR	27,737,008.009 shares	92.259%
(Formerly Van Kampen GVIT Comstock Value Fund)	AGAINST	502,564.164 shares	1.672%
	ABSTAIN	1,824,670.107 shares	6.069%
	TOTAL	30,064,242.280 shares

54

		Number of Shares
Fund		Cast/Not Cast	Percentages
Van Kampen NVIT Multi Sector Bond Fund	FOR	21,253,297.665 shares	90.281%
(Formerly Van Kampen GVIT Multi Sector Bond Fund)	AGAINST	484,100.920 shares	2.056%
	ABSTAIN	1,803,963.645 shares	7.663%
	TOTAL	23,541,362.230 shares

At the April 25 Meeting, shareholders of the Nationwide NVIT Mid Cap Growth Fund were also asked to approve a new investment subadvisory agreement among the Adviser, the Trust and NorthPointe Capital LLC. The voting results with respect to that proposal are set forth below:

Proposal 2

		Number of Shares
Fund		Cast/Not Cast	Percentages
Nationwide NVIT Mid Cap Growth Fund	FOR	10,862,827.499 shares	90.903%
(Formerly Gartmore GVIT Mid Cap Growth Fund)	AGAINST	414,574.660 shares	3.469%
	ABSTAIN	672,570.741 shares	5.628%
	TOTAL	11,949,972.900 shares

*	This meeting was previously adjourned on April 23, 2007.
**	Fund names were changed effective May 1, 2007 to reflect “Nationwide”/“NVIT” branding to coincide with the sale of Nationwide Fund Advisors, Inc. by Nationwide Corporation to its majority-owned subsidiary, Nationwide Financial Services, Inc.

 55

NVIT International Index Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
30	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/07)

 1

Message to Shareholders

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO
Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT International Index Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
June 30, 2007

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
NVIT International Index Fund			1/1/07	06/30/07	During Period*	Expense Ratio *

Class II	Actual		$1,000.00	$1,100.50	$3.96	0.76%
	Hypothetical	[1]	$1,000.00	$1,021.03	$3.82	0.76%

Class VI	Actual		$1,000.00	$1,102.30	$3.96	0.76%
	Hypothetical	[1]	$1,000.00	$1,021.03	$3.82	0.76%

Class VII	Actual		$1,000.00	$1,102.20	$3.91	0.75%
	Hypothetical	[1]	$1,000.00	$1,021.08	$3.77	0.75%

Class VIII	Actual		$1,000.00	$1,101.60	$4.27	0.82%
	Hypothetical	[1]	$1,000.00	$1,020.73	$4.12	0.82%

Class ID	Actual		$1,000.00	$1,103.40	$1.93	0.37%
	Hypothetical	[1]	$1,000.00	$1,022.97	$1.86	0.37%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

[1]	Represents the hypothetical 5% return before expenses.

4

NVIT International Index Fund

Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	95.8%
Repurchase Agreements	1.6%
Exchange Traded Funds	1.6%
Rights	0.0%
Warrants	0.0%
Other assets in excess of liabilities	1.0%

100.0%

Top Holdings*

iShares MSCI EAFE Index Fund	1.6%
BP PLC	1.6%
HSBC Holdings PLC	1.4%
Vodafone Group PLC	1.2%
Total SA	1.2%
Toyota Motor Corp.	1.1%
Nestle SA	1.1%
GlaxoSmithKline PLC	1.0%
Royal Dutch Shell PLC	1.0%
Novartis AG	0.9%
Other	87.9%

100.0%

Top Industries

Commercial Banks	14.8%
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	5.3%
Metals & Mining	4.8%
Insurance	4.8%
Capital Markets	4.6%
Diversified Telecommunication Services	3.6%
Automobiles	3.2%
Electric Utilities	3.0%
Chemicals	2.9%
Other	46.0%

100.0%

Top Countries

United Kingdom	21.9%
Japan	20.3%
France	9.3%
Germany	8.0%
Switzerland	6.4%
Australia	5.9%
Netherlands	4.0%
Spain	3.8%
Italy	3.7%
United States	3.2%
Other	13.5%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT International Index Fund

Common Stocks (95.8%)

	Shares or
	Principal Amount	Value

AUSTRALIA (5.9%)
Airline (0.1%) (a)
Qantas Airways Ltd.	6,545	$31,046

Beverages (0.1%) (a)
Coca-Cola Amatil Ltd.	2,629	21,221
Foster’s Group Ltd.	11,770	63,500
Lion Nathan Ltd.	302	2,369

		87,090

Biotechnology (0.1%) (a)
CSL Ltd.	867	64,522

Capital Markets (0.1%) (a)
Macquarie Bank Ltd.	1,391	99,885
Perpetual Ltd.	68	4,519

		104,404

Chemicals (0.1%) (a)
Orica Ltd.	1,632	41,113

Commercial Banks (1.4%) (a)
Australia & New Zealand Banking Group Ltd.	9,612	236,026
Commonwealth Bank of Australia	6,281	293,772
National Australia Bank Ltd.	7,904	274,619
Westpac Banking Corp.	9,692	210,410

		1,014,827

Commercial Services & Supplies (0.1%) (a)
Brambles Ltd.*	5,020	51,741
Downer EDI Ltd.	499	3,109

		54,850

Construction & Engineering (0.0%) (a)
Leighton Holdings Ltd.	686	23,906
Construction Materials (0.1%) (a)
Boral Ltd.	1,823	13,529
James Hardie Industries NV	2,310	17,042
Rinker Group Ltd.	4,356	69,399

		99,970

Containers & Packaging (0.0%) (a)
AmCor Ltd.	3,079	19,493

Distributor (0.0%) (a)
Pacific Brands Ltd.	3,277	9,567

Diversified Consumer Services (0.0%) (a)
ABC Learning Centres Ltd.	3,039	17,778

Diversified Financial Services (0.2%) (a)
Australian Stock Exchange Ltd.	774	31,867
Challenger Financial Services Group Ltd.	2,902	14,293
SunCorp-Metway Ltd.	5,027	85,837

		131,997

Diversified Telecommunication Services (0.1%) (a)
Telstra Corp. Ltd.	15,756	61,286
Telstra Corp. Ltd.	4,399	11,570

		72,856

Energy Equipment & Services (0.1%) (a)
Babcock & Brown Ltd.	998	27,048
WorleyParsons Ltd.	464	13,344

		40,392

Food & Staples Retailing (0.3%) (a)
Coles Myer Ltd.	6,319	86,255
Woolworths Ltd.	5,663	129,386

		215,641

Food Products (0.0%) (a)
Goodman Fielder Ltd.	7,241	14,898

Health Care Equipment & Supplies (0.0%) (a)
Ansell Ltd.	5	51
Cochlear Ltd.	136	7,021

		7,072

Health Care Providers & Services (0.1%) (a)
Sonic Health Care Products & Services Ltd.	2,127	27,103
Symbion Health Ltd.	5,358	18,514

		45,617

Hotels, Restaurants & Leisure (0.1%) (a)
Aristocrat Leisure Ltd.	1,816	22,076
Tabcorp Holdings Ltd.	2,405	34,936
Tattersall’s Ltd.	5,381	21,396

		78,408

Industrial Conglomerates (0.1%) (a)
CSR Ltd.	7,353	21,636
Wesfarmers Ltd.	1,656	64,106

		85,742

Insurance (0.4%) (a)
AMP Ltd.	8,724	74,676
AXA Asia Pacific Holdings Ltd.	3,052	19,185
Insurance Australia Group Ltd.	8,501	40,995
BE Insurance Group Ltd.	4,503	118,784

		253,640

6

Common Stocks (continued)

	Shares or
	Principal Amount	Value

AUSTRALIA (continued)
IT Services (0.0%) (a)
Computershare Ltd.	1,934	$18,449

Media (0.1%) (a)
John Fairfax Holdings Ltd.	8,198	32,607
Macquarie Communications Infrastructure Group	1,976	10,572
Publishing & Broadcasting Ltd.	2,786	46,158

		89,337

Metals & Mining (1.1%) (a)
Alumina Ltd.	6,062	40,138
BHP Billiton Ltd.	17,233	514,813
BlueScope Steel Ltd.	3,107	27,187
Fortescue Metals Group Ltd.*	795	22,706
Iluka Resources Ltd.	790	4,117
Newcrest Metals & Mining Ltd.	1,598	30,834
OneSteel Ltd.	2,549	13,862
Rio Tinto Ltd.	1,541	128,516
Zinifex Ltd.	2,815	44,631

		826,804

Multi-Utilities (0.1%) (a)
AGL Energy Ltd.	1,497	19,232
Alinta Ltd.	3,161	40,759

		59,991

Multiline Retail (0.0%) (a)
Harvey Norman Holdings Ltd.	942	4,213

Oil, Gas & Consumable Fuels (0.3%) (a)
Caltex Australia Ltd.	657	13,153
Origin Energy Ltd.	3,239	27,229
Paladin Resources Ltd.*	2,908	20,202
Santos Ltd.	3,750	44,268
Woodside Petroleum Ltd.	2,575	99,520

		204,372

Paper & Forest Products (0.0%) (a)
PaperlinX Ltd.	342	1,076

Real Estate Investment Trusts (REITs) (0.6%) (a)
Centro Properties Group	5,423	38,987
CFS Retail Property Trust	2,242	4,072
Commonwealth Property Office Fund	1,046	1,484
DB RREEF Trust	8,913	14,793
GPT Group	10,194	40,172
ING Industrial Fund	5,840	11,562
Investa Property Group	11,116	27,437
Macquarie Goodman Group	5,865	33,278
Macquarie Office Trust	3,586	5,070
Mirvac Group	6,870	33,130
Multiplex Group	4,532	18,862
Stockland	8,422	58,006
Westfield Group	8,564	144,468

		431,321

Real Estate Management & Development (0.0%) (a)
Lend Lease Corp. Ltd.	1,256	19,711

Road & Rail (0.1%)
Asciano Group*	3,375	28,978
Toll Holdings Ltd.(a)	3,353	41,079

		70,057

Textiles, Apparel & Luxury Goods (0.0%) (a)
Billabong International Ltd.	240	3,643

Transportation Infrastructure (0.1%) (a)
Macquarie Airports	3,560	12,162
Macquarie Infrastructure Group	10,691	32,556
Transurban Group	4,122	27,941

		72,659

		4,316,462

AUSTRIA (0.6%) (a)
Building Products (0.0%)
Wienerberger AG	419	30,806

Commercial Banks (0.1%)
Erste Bank der Oesterreichischen Sparkassen AG	1,057	82,375
Raiffeisen International Bank Holding AG	139	21,952

		104,327

Construction Materials (0.0%)
RHI AG*	247	13,481

Diversified Telecommunication Services (0.1%)
Telekom Austria AG	1,730	43,077

Electric Utility (0.0%)
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	226	11,555

Hotels, Restaurants & Leisure (0.0%)
BetandWin.com Interactive Entertainment AG*	174	5,732

Insurance (0.0%)
Wiener Staedtische Versicherung AG	42	2,993

Machinery (0.0%)
Andritz AG	216	14,224

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

AUSTRIA (continued)
Metals & Mining (0.1%)
Boehler-Uddeholm AG	260	$25,959
Voestalpine AG	592	49,758

		75,717

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	848	56,560

Real Estate Management & Development (0.2%)
Immoeast Immobilien Anlagen*	1,524	21,504
IMMOFINANZ Immobilien Anlagen AG*	2,474	36,026
Meinl European Land Ltd.*	1,776	50,900

		108,430

		466,902

BELGIUM (1.2%) (a)
Beverages (0.1%)
InBev NV	943	74,683

Chemicals (0.1%)
Solvay SA	270	42,497
Umicore	167	36,205

		78,702

Commercial Banks (0.3%)
Dexia	2,423	75,677
KBC Groep NV	998	134,484

		210,161

Diversified Financial Services (0.4%)
Fortis	6,157	260,929
Groupe Bruxelles Lambert SA	487	60,527

		321,456

Diversified Telecommunication Services (0.1%)
Belgacom SA	1,029	45,537

Electrical Equipment (0.0%)
Bekaert SA	6	880

Electronic Equipment & Instruments (0.0%)
BarCo NV	28	2,599

Food & Staples Retailing (0.1%)
Colruyt SA	46	9,600
Delhaize Group	458	44,981

		54,581

Health Care Equipment & Supplies (0.0%)
Omega Pharma SA	26	2,251

Leisure Equipment & Products (0.0%)
AGFA-Gevaert NV	979	25,251

Pharmaceutical (0.1%)
UCB SA	677	40,037

Transportation (0.0%)
Compagnie Maritime Belge SA	62	4,327

Wireless Telecommunication Services (0.0%)
Mobistar SA	136	11,584

		872,049

BERMUDA (0.0%) (a)
Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	350	16,095

CAYMAN ISLANDS (0.1%) (a)
Communications Equipment (0.1%)
FoxConn International Holdings Ltd.*	8,730	25,013
Wireless Telecommunication Services (0.0%)
Hutchison Telecommunications International Ltd.	6,000	7,728

		32,741

DENMARK (0.8%) (a)
Beverages (0.0%)
Carlsberg	150	18,134

Chemicals (0.0%)
Novozymes	200	23,184

Commercial Banks (0.2%)
Danske Bank	2,600	106,335
Jyske Bank*	200	14,414
Sydbank	147	7,030

		127,779

Construction & Engineering (0.0%)
FLSmidth & Co.	200	15,664

Food Products (0.1%)
Danisco AS	400	29,827
East Asiatic Co. Ltd.	225	12,376

		42,203

Health Care Equipment & Supplies (0.1%)
Coloplast	150	12,154
GN Store Nord*	1,600	18,888
William Demant Holding*	50	4,953

		35,995

Household Durables (0.0%)
Bang & Olufsen	60	7,176

8

Common Stocks (continued)

	Shares or
	Principal Amount	Value

DENMARK (continued)
Insurance (0.0%)
Topdanmark*	50	$8,527
TrygVesta AS	153	12,024

		20,551

Machinery (0.0%)
NKT Holding AS	100	9,928

Marine (0.1%)
AP Moller — Maersk AS	5	60,149

Oil, Gas & Consumable Fuels (0.1%)
Vestas Wind Systems*	1,000	65,632

Pharmaceuticals (0.2%)
H. Lunbeck AS	400	10,136
Novo-Nordisk	1,150	125,109

		135,245

Road & Rail (0.0%)
DSV A/ S	1,455	28,503

		590,143

FINLAND (1.6%) (a)
Auto Components (0.0%)
Nokian Renkaat OYJ	650	22,769

Building Products (0.0%)
Uponor OYJ	100	3,887

Communications Equipment (0.8%)
Nokia OYJ	20,150	565,857

Construction & Engineering (0.0%)
YIT OYJ	653	20,491

Diversified Financial Services (0.0%)
OKO Bank PLC	48	889

Diversified Telecommunication Services (0.0%)
Elisa OYJ, Class A	1,100	29,982

Electric Utility (0.1%)
Fortum OYJ	2,200	68,737

Food & Staples Retailing (0.0%)
Kesko OYJ	400	26,535

Insurance (0.1%)
Sampo OYJ	2,500	71,975

IT Services (0.0%)
Tietoenator OYJ	580	18,634

Leisure Equipment & Products (0.0%)
Amer Sports OYJ	400	9,872

Machinery (0.2%)
Cargotec Corp.	80	4,919
KCI Konecranes OYJ	480	20,057
Kone OYJ	340	21,369
Metso OYJ	800	47,076
Wartsila OYJ	200	13,151

		106,572

Media (0.0%)
Sanoma-WSOY OYJ	140	4,424

Metals & Mining (0.1%)
Outokumpu OYJ	800	26,904
Rautaruukki OYJ	350	22,356

		49,260

Oil, Gas & Consumable Fuels (0.1%)
Neste Oil OYJ	850	33,305

Paper & Forest Products (0.2%)
Stora Enso OYJ	3,400	63,965
UPM-Kymmene OYJ	3,000	73,823

		137,788

Pharmaceutical (0.0%)
Orion OYJ	207	5,180

		1,176,157

FRANCE (9.3%)
Aerospace & Defense (0.1%) (a)
Safran SA	524	13,399
Thales SA	368	22,485
Zodiac SA	196	15,056

		50,940

Airline (0.1%) (a)
Air France-KLM	801	37,266

Auto Components (0.2%) (a)
Compagnie Generale des Etablissements Michelin	802	112,063
Valeo SA	502	26,932

		138,995

Automobiles (0.3%) (a)
Peugeot SA	893	71,933
Renault SA	975	156,362

		228,295

Beverages (0.2%) (a)
Pernod-Ricard SA	505	111,486

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Building Products (0.3%) (a)
Compagnie de Saint-Gobain	1,668	$186,834

Chemicals (0.2%) (a)
AIir Liquide SA	1,275	167,291

Commercial Banks (1.3%) (a)
BNP Paribas	4,097	486,604
Credit Agricole SA	3,261	132,310
Societe Generale	1,865	345,507

		964,421

Commercial Services & Supplies (0.0%) (a)
Societe BIC SA	35	2,577

Communications Equipment (0.2%) (a)
Alcatel-Lucent	11,054	154,603

Construction & Engineering (0.2%) (a)
Vinci SA	2,164	161,497

Construction Materials (0.2%) (a)
Imerys SA	76	7,693
Lafarge SA	795	144,875

		152,568

Diversified Telecommunication Services (0.3%) (a)
France Telecom SA	8,198	224,818

Electrical Equipment (0.3%) (a)
Alstom RGPT	497	82,867
Schneider Electric SA	1,175	164,610

		247,477

Energy Equipment & Services (0.1%) (a)
Technip SA	613	50,661

Food & Staples Retailing (0.3%) (a)
Carrefour SA	3,111	218,474
Casino Guichard Perrachon SA	191	19,311

		237,785

Food Products (0.3%) (a)
Groupe Danone	2,308	186,388

Gas Utility (0.1%) (a)
Gaz de France	831	41,915

Health Care Equipment & Supplies (0.1%) (a)
Cie Generale d’Optique Essilor Int’l SA	580	69,074

Hotels, Restaurants & Leisure (0.2%) (a)
Accor SA	1,024	90,512
Sodexho Alliance SA	374	26,741

		117,253

Household Durables (0.0%)
Thomson	1,644	31,437

Insurance (0.5%) (a)
Axa	7,659	329,191
CNP Assurances	162	20,698
Scor SA	391	10,613

		360,502

IT Services (0.1%) (a)
Atos Origin SA*	449	28,059
Capgemini SA	786	57,457

		85,516

Machinery (0.1%) (a)
Vallourec SA	267	85,358

Media (0.5%)
Lagardere SA (a)	725	62,872
M6-Metropole Television (a)	120	3,900
PagesJaunes Groupe SA (a)	320	6,735
Publicis Groupe	910	40,209
Societe Television Francaise 1 (a)	851	29,411
Vivendi Universal SA (a)	5,676	244,142

		387,269

Multi-Utilities (0.6%)
Suez SA (a)	4,905	280,381
Veolia Environnement	1,816	142,595

		422,976

Multiline Retail (0.1%) (a)
PPR SA	366	63,836

Office Electronics (0.0%) (a)
Neopost SA	108	15,801

Oil, Gas & Consumable Fuels (1.2%) (a)
Total SA	10,578	857,553

Personal Products (0.2%) (a)
L’Oreal SA	1,171	138,398

Pharmaceutical (0.5%) (a)
Sanofi-Aventis	4,962	400,823

10

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Real Estate Investment Trusts (REITs) (0.1%) (a)
Gecina SA	15	$2,507
Klepierre	74	12,529
Unibail	269	68,785

		83,821

Real Estate Management & Development (0.0%) (a)
Icade	64	4,929

Software (0.1%) (a)
Business Objects SA*	643	25,114
Dassault Systemes SA	190	11,977

		37,091

Textiles, Apparel & Luxury Goods (0.2%) (a)
Hermes Int’l	284	32,102
LVMH Moet Hennessy Louis Vuitton SA	1,230	141,514

		173,616

Transportation Infrastructure (0.0%) (a)
Aeroports De Paris	126	14,620
Societe Des Autoroutes Paris-Rhin-Rhone	133	13,514

		28,134

Wireless Telecommunication Services (0.1%) (a)
Bouygues SA	1,220	102,207

		6,811,411

GERMANY (8.0%) (a)
Air Freight & Logistics (0.2%)
Deutsche Post AG	4,254	137,691

Airline (0.1%)
Deutsche Lufthansa AG	1,423	39,686

Auto Components (0.1%)
Continental AG	737	103,566

Automobiles (0.9%)
Daimler Chrysler AG	4,586	422,112
Porsche AG	50	89,230
Volkswagen AG	827	131,505
Volkswagen AG, Preferred Shares	467	48,214

		691,061

Capital Markets (0.5%)
Deutsche Bank AG	2,550	369,015
MLP AG	88	1,691

		370,706

Chemicals (0.9%)
BASF AG	2,421	316,675
Bayer AG	3,488	262,710
Linde AG	685	82,406

		661,791

Commercial Banks (0.3%)
Commerzbank AG	3,213	153,230
Deutsche Postbank AG	521	45,676

		198,906

Construction & Engineering (0.1%)
Bilfinger Berger AG	107	9,484
Hochtief AG	283	30,814

		40,298

Diversified Financial Services (0.2%)
Deutsche Boerse AG	1,123	126,077

Diversified Telecommunication Services (0.3%)
Deutsche Telekom AG	13,635	251,096

Electric Utility (0.7%)
E. On AG	3,085	515,024

Electronic Equipment & Instruments (0.0%)
Wincor Nixdorf AG	70	6,382

Food & Staples Retailing (0.1%)
Metro AG	939	77,601

Food Products (0.0%)
Suedzucker AG	51	1,131

Health Care Providers & Services (0.1%)
Celesio AG	304	19,761
Fresenius Medical Care AG & Co.	917	42,143

		61,904

Hotels, Restaurants & Leisure (0.1%)
TUI AG*	1,382	38,054

Household Products (0.1%)
Henkel KGaA	959	50,530

Industrial Conglomerates (0.9%)
Rheinmetall AG	223	20,679
Siemens AG	4,174	597,659

		618,338

Insurance (1.0%)
Allianz AG	2,216	516,709
Muenchener Rueckversicherungs AG	1,123	205,926

		722,635

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GERMANY (continued)
Machinery (0.1%)
Heidelberger Druckmaschinen	449	$21,657
MAN AG	552	78,795

		100,452

Media (0.0%)
Premiere AG*	583	13,946
ProsiebenSAT.1 Media AG	265	10,405

		24,351

Metals & Mining (0.2%)
Salzgitter AG	246	47,141
Thyssenkrupp AG	1,739	102,908

		150,049

Multi-Utilities (0.4%)
RWE AG	2,288	242,685

RWE AG, Non-Voting Preferred Shares	116	11,514

		254,199

Multiline Retail (0.0%)
KarstadtQuelle AG*	320	10,778

Oil, Gas & Consumable Fuels (0.0%)
Solarworld AG	432	19,882

Personal Products (0.0%)
Beiersdorf AG	334	23,771

Pharmaceuticals (0.1%)
Altana AG	654	15,804
Merck KGAA	380	51,986

		67,790

Real Estate Management & Development (0.0%)
IVG Immobilien AG	441	17,311

Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	4,207	69,529

Software (0.3%)
SAP AG	4,408	225,344

Specialty Retail (0.0%)
Douglas Holding AG	28	1,826

Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	1,190	75,880
Puma AG Rudolf Dassler Sport	63	28,081

		103,961

Thrifts & Mortgage Finance (0.1%)
Hypo Real Estate Holding AG	819	52,927

		5,834,647

GREECE (0.7%)
Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA	365	16,795

Commercial Banks (0.4%) (a)
Alpha Bank AE	2,272	71,220
EFG Eurobank Ergasias SA	1,170	38,113
National Bank of Greece SA	2,235	127,246
Piraeus Bank SA	1,496	54,509

		291,088

Construction & Engineering (0.0%) (a)
Hellenic Technodomiki Tev SA	560	7,323

Construction Materials (0.0%) (a)
Titan Cement Co.	165	9,511

Diversified Financial Services (0.0%) (a)
Hellenic Exchanges Holding SA	478	12,473

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	1,751	54,265

Electric Utility (0.1%) (a)
Public Power Corp.	666	18,768

Hotels, Restaurants & Leisure (0.1%) (a)
OPAP SA	910	32,150

Metals & Mining (0.0%) (a)
Viohal Co.	106	1,641

Oil, Gas & Consumable Fuels (0.0%) (a)
Hellenic Petroleum SA	122	1,962
Motor Oil Hellas Corinth Refineries SA	187	4,899

		6,861

Textiles, Apparel & Luxury Goods (0.0%) (a)
Folli-Follie SA	58	2,347

Wireless Telecommunication Services (0.0%) (a)
Cosmote Mobile Telecommunications SA	489	15,084

		468,306

HONG KONG (1.6%)
Airline (0.0%) (a)
Cathay Pacific Airways Ltd.	4,000	9,948

Commercial Banks (0.2%) (a)
Bank of East Asia Ltd.	9,000	50,616
BOC Hong Kong Holdings Ltd.	23,000	54,762
Hang Seng Bank Ltd.	3,400	46,009

12

Common Stocks (continued)

	Shares or
	Principal Amount	Value

HONG KONG (continued)
Commercial Banks (continued)
Hkd Wing Hang Bank Ltd.	500	$5,521

		156,908

Communications Equipment (0.0%) (a)
Tencent Holdings Ltd.	3,725	14,975

Distributor (0.1%) (a)
Li & Fung Ltd.	14,800	53,274

Diversified Financial Services (0.1%) (a)
Hong Kong Exchanges & Clearing Ltd.	6,000	84,705

Diversified Telecommunication Services (0.0%) (a)
PCCW Ltd.	28,000	17,238

Electric Utilities (0.1%) (a)
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,690
CLP Holdings Ltd.	8,000	53,704
Hong Kong Electric Holdings	5,500	27,745

		85,139

Electrical Equipment (0.0%) (a)
Johnson Electric Holdings Ltd.	8,000	4,443

Electronic Equipment & Instruments (0.0%) (a)
Kingboard Chemical Holdings Ltd.	1,500	6,904

Food Products (0.0%) (a)
Tingyi (Cayman Islands) Holdings Co.	4,000	4,654

Gas Utility (0.1%) (a)
Hong Kong & China Gas	20,800	43,832

Hotels, Restaurants & Leisure (0.0%)
ShanGri-La Asia Ltd.	4,000	9,669

Household Durables (0.0%) (a)
Techtronic Industries Co.	8,500	11,350

Industrial Conglomerates (0.2%) (a)
Hutchison Whampoa Ltd.	12,000	119,129
MelCo International Development	8,000	11,895

		131,024

Marine (0.0%) (a)
Orient Overseas International Ltd.	1,000	9,777

Real Estate Investment Trust (REIT) (0.1%) (a)
Link REIT (The)	10,500	23,242

Real Estate Management & Development (0.6%) (a)
Cheung Kong Holdings Ltd.	8,000	104,833
Hang Lung Properties Ltd.	13,000	44,890
Henderson Land Development Co.	5,000	34,086
Hopewell Holdings Ltd.	1,000	4,081
Hysan Development Co. Ltd.	1,000	2,663
Kerry Properties Ltd.	1,500	9,421
New World Development Co. Ltd.	10,000	25,027
Shui on Land Ltd.	15,000	13,459
Shun Tak Holdings Ltd.	2,000	2,944
Sino Land Co.	8,000	16,656
Sun Hung Kai Properties Ltd.	8,000	96,265
Swire Pacific Ltd.	4,000	44,524
Wharf Holdings Ltd.	4,000	15,976

		414,825

Road & Rail (0.0%) (a)
MTR Corp.	6,500	15,401

Specialty Retail (0.1%)
Belle International Holdings Ltd.*	17,000	18,763
Esprit Holdings Ltd.(a)	4,500	57,177
Giordano International Ltd.(a)	26,000	12,820

		88,760

Textiles, Apparel & Luxury Goods (0.0%) (a)
Yue Yuen Industrial Holdings	1,500	4,650

		1,190,718

IRELAND (0.8%)
Airline (0.0%) (a)
Ryanair Holdings PLC*	1,986	13,248

Beverages (0.1%) (a)
C&C Group PLC	2,125	28,603

Building Products (0.0%) (a)
Kingspan Group PLC	419	11,751

Commercial Banks (0.3%)
Allied Irish Banking PLC (a)	4,650	127,010
Bank of Ireland	4,663	93,935
Depfa Bank PLC (a)	1,407	24,780

		245,725

Construction Materials (0.2%) (a)
CRH PLC	2,969	146,710

Food Products (0.0%) (a)
GreenCore Group PLC	1,424	10,777
Iaws Group PLC	265	5,556
Kerry Group PLC	395	11,054

		27,387

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

IRELAND (continued)
Gaming (0.0%) (a)
Paddy Power PLC	13	$405

Industrial Conglomerate (0.0%) (a)
DCC PLC	144	4,858

Insurance (0.1%) (a)
Irish Life & Permanent PLC	1,415	35,718

Media (0.0%) (a)
Independent News & Media PLC	3,172	16,076

Pharmaceutical (0.1%) (a)
Elan Corp. PLC*	2,131	46,380

Trading Companies & Distributors (0.0%) (a)
Grafton Group PLC*	1,479	21,104

		597,965

ITALY (3.7%)
Aerospace & Defense (0.1%) (a)
Finmeccanica SpA	1,805	55,450

Automobiles (0.2%) (a)
Fiat SpA	3,704	110,008

Capital Markets (0.1%) (a)
Mediobanca SpA	2,523	57,303

Commercial Banks (1.3%) (a)
Banca Monte dei Paschi di Siena SpA	6,959	47,060
Banca Popolare di Milano Scarl	2,734	41,694
Banche Popolari Unite Scpa	3,435	87,300
Banco Popolare di Verona e Novara Scrl	3,408	97,978
Capitalia SpA	8,080	80,145
Intesa Sanpaolo SpA	36,949	275,452
Intesa Sanpaolo SpA RNC	3,588	25,127
UniCredito Italiano SpA	37,470	334,631

		989,387

Construction Materials (0.0%) (a)
Italcementi SpA	87	2,686

Diversified Telecommunication Services (0.3%) (a)
Telecom Italia SpA	56,244	153,968
Telecom Italia SpA RNC	27,165	60,198

		214,166

Electric Utilities (0.4%) (a)
Enel SpA	22,162	238,194
Terna SpA	8,614	29,704

		267,898

Food Products (0.1%)
Parmalat SpA	9,678	40,901

Gas Utility (0.1%) (a)
Snam Rete Gas SpA	5,995	35,445

Hotels, Restaurants & Leisure (0.0%) (a)
Autogrill SpA	224	4,739
Lottomatica SpA	558	22,136

		26,875

Industrial Conglomerate (0.0%) (a)
Pirelli & C SpA*	18,383	21,862

Insurance (0.4%) (a)
Alleanza Assicurazioni SpA	2,828	36,963
Assicurazioni Generali SpA	5,087	203,940
Fondiaria-Sai SpA	477	23,059
Mediolanum SpA	1,681	13,991
Unipol SpA	2,061	7,062

		285,015

Media (0.1%) (a)
Mediaset SpA	4,771	49,279
Seat Pagine Gialle SpA	26,221	15,715

		64,994

Oil, Gas & Consumable Fuels (0.6%) (a)
Eni SpA	12,742	461,942

Textiles, Apparel & Luxury Goods (0.0%) (a)
Bulgari SpA	846	13,567
Luxottica Group SpA	467	18,140

		31,707

Transportation Infrastructure (0.0%) (a)
Autostrade SpA	1,067	35,432

		2,701,071

JAPAN (20.3%)
Air Freight & Logistics (0.1%) (a)
Yamato Holdings Co. Ltd.	3,000	42,414

Airlines (0.0%) (a)
All Nippon Airways Co. Ltd.	3,000	11,415
Japan Airlines Corp.*	5,000	9,406

		20,821

Auto Components (0.4%) (a)
Aisin Seiki Co. Ltd.	1,100	40,364
Bridgestone Corp.	3,000	64,319
Denso Corp.	2,700	105,612
NGK Spark Plug Co. Ltd.	1,000	17,372

14

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Auto Components (continued)
NHK Spring Co. Ltd.	2,000	$19,252
NOK Corp.	700	14,776
Stanley Electric Co. Ltd.	400	8,683
Sumitomo Rubber Industries, Inc.	1,100	13,131
Toyoda Gosei Co. Ltd.	100	2,820
Toyota Boshoku Corp.	100	2,528
Toyota Industries Corp.	700	32,528

		321,385

Automobiles (1.8%) (a)
Honda Motor Co. Ltd.	7,700	279,638
Nissan Motor Co. Ltd.	12,200	130,628
Toyota Motor Corp.	13,600	857,808

Yamaha Motor Co. Ltd.	1,300	37,724

		1,305,798

Beverages (0.2%) (a)
Asahi Breweries Ltd.	1,900	29,469
Ito En Ltd.	300	9,858

Kirin Brewery Co. Ltd.	4,000	59,841

Takara Shuzo Co. Ltd.	2,000	13,339

		112,507

Building Products (0.2%) (a)
Asahi Glass Co. Ltd.	4,000	53,940
Central Glass Co. Ltd.	1,000	5,589
Daikin Industries Ltd.	1,400	50,998
JS Group Corp.	900	18,249
Nippon Sheet Glass Co. Ltd.	5,000	22,828
Sanwa Shutter Corp.	1,000	5,801
TOTO Ltd.	1,000	8,658

		166,063

Capital Markets (0.5%) (a)
Daiwa Securities Group, Inc.	8,000	85,063
Jafco Co. Ltd.	100	4,598
Matsui Securities Co. Ltd.	500	4,460
Mitsubishi UFJ Securities Co.	1,000	11,206
Nikko Cordial Corp.	1,500	19,566
Nomura Holdings, Inc.	9,000	174,832
SBI E*trade Securities Co. Ltd.	10	10,608
SBI Holdings, Inc.	64	20,305
Shinko Securities Co. Ltd.	1,000	5,165

		335,803

Chemicals (0.9%) (a)
Asahi Kasei Corp.	5,000	32,854
Dainippon Ink & Chemical, Inc.	3,000	11,577
Denki Kagaku Kogyo KK	1,000	4,501
Hitachi Chemical Co. Ltd.	200	4,523
JSR Corp.	1,100	26,546
Kaneka Corp.	1,000	8,376
Kuraray Co. Ltd.	1,500	17,585
Mitsubishi Chemical Holdings Corp.	5,000	45,905
Mitsubishi Gas Chemical Co., Inc.	1,000	9,130
Mitsubishi Rayon Co. Ltd.	4,000	28,495
Mitsui Chemicals, Inc.	3,000	22,788
Nippon Kayaku Co. Ltd.	1,000	7,921
Nippon Shokubai Co. Ltd.	1,000	8,884
Nissan Chemical Industries Ltd.	1,000	11,768
Nitto Denko Corp.	1,000	50,410
Shin-Etsu Chemical Co. Ltd.	2,100	149,953
Showa Denko KK	7,000	25,318
Sumitomo Chemical Co. Ltd.	7,000	46,979
Teijin Ltd.	6,000	32,821
Tokuyama Corp.	2,000	26,002
Toray Industries, Inc.	8,000	59,122
Tosoh Corp.	3,000	16,643
UBE Industries Ltd.	4,000	12,315
Zeon Corp.	1,000	10,632

		671,048

Commercial Banks (2.0%)
77 Bank Ltd. (The) (a)	1,000	6,491
Bank of Kyoto Ltd. (a)	1,000	11,981
Bank of Yokohama Ltd. (The) (a)	7,000	49,032
Chiba Bank Ltd. (The) (a)	3,000	26,595
Fukuoka Fin. Group, Inc.*	4,000	26,448
Gunma Bank Ltd. (The) (a)	1,000	6,723
Hachijuni Bank Ltd. (The) (a)	1,000	7,044
Hiroshima Bank Ltd. (a)	1,000	5,538
Hokuhoku Financial Group, Inc. (a)	4,000	12,932
Joyo Bank Ltd. (The) (a)	2,000	12,429
Mitsubishi UFJ Financial Group, Inc. (a)	40	440,881
Mitsui Trust Holdings, Inc. (a)	3,000	26,105
Mizuho Financial Group, Inc. (a)	47	324,741
Nishi-Nippon City Bank Ltd. (The) (a)	2,000	7,319
Resona Holdings, Inc. (a)	26	62,117
Sapporo Hokuyo Holdings, Inc. (a)	1	11,024
Shinsei Bank Ltd. (a)	9,000	36,378
Shizuoka Bank Ltd. (The) (a)	2,000	20,296
Sumitomo Mitsui Financial Group, Inc. (a)	33	307,677
Sumitomo Trust & Banking Co. Ltd. (The) (a)	7,000	66,680

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Commercial Banks (continued)
Suruga Bank Ltd.(a)	1,000	$12,604

		1,481,035

Commercial Services & Supplies (0.3%) (a)
Dai Nippon Printing Co. Ltd.	4,000	59,700
Goodwill Group, Inc.(The)	19	6,543
Meitec Corp.	300	8,595
Park24 Co. Ltd.	600	6,024
Secom Co. Ltd.	1,500	70,774
Toppan Printing Co. Ltd.	4,000	42,988

		194,624

Computers & Peripherals (0.4%) (a)
Fujitsu Ltd.	10,000	73,671
Mitsumi Electric Co. Ltd.	600	21,504
NEC Corp.	9,000	46,339
Toshiba Corp.	17,000	148,135

		289,649

Construction & Engineering (0.2%) (a)
Chiyoda Corp.	1,000	19,057
JGC Corp.	1,000	18,741
Kajima Corp.	6,000	25,080
Nishimatsu Construction Co. Ltd.	2,000	7,063
Obayashi Corp.	4,000	21,793
Shimizu Corp.	2,000	11,589
Taisei Corp.	7,000	23,665

		126,988

Construction Materials (0.0%) (a)
Sumitomo Osaka Cement Co. Ltd.	4,000	10,597
Taiheiyo Cement Corp.	5,000	22,119

		32,716

Consumer Finance (0.3%) (a)
Acom Co. Ltd.	180	6,458
Aeon Credit Service Co. Ltd.	500	7,935
Aiful Corp.	550	15,794
Credit Saison Co. Ltd.	1,200	31,237
ORIX Corp.	430	113,356
Promise Co. Ltd.	300	9,257
Takefuji Corp.	720	24,215

		208,252

Containers & Packaging (0.0%) (a)
Toyo Seikan Kaisha Ltd.	400	7,733

Diversified Consumer Services (0.0%) (a)
Benesse Corp.	200	5,795

Diversified Financial Services (0.0%) (a)
Mitsubishi Ufj Lease & Finance Co. Ltd.*	100	4,492

Diversified Telecommunication Services (0.2%) (a)
Nippon TeleGraph & Telephone Corp.	28	123,924

Electric Utilities (0.7%) (a)
Chubu Electric Power Co., Inc.	3,700	98,184
Hokkaido Electric Power Co., Inc.	600	13,027
Kansai Electric Power Co., Inc.	4,300	101,707
Kyushu Electric Power Co., Inc.	1,600	41,940
Tohoku Electric Power Co., Inc.	1,800	40,382
Tokyo Electric Power Co., Inc.	6,400	205,893

		501,133

Electrical Equipment (0.2%) (a)
Fuji Electric Holdings Co. Ltd.	2,000	10,146
Fujikura Ltd.	1,000	7,428
Furukawa Electric Co. Ltd.	3,000	16,570
Matsushita Electric Works Ltd.	1,000	12,787
Mitsubishi Electric Corp.	9,000	83,382
Sumitomo Electric Industries Ltd.	3,000	44,672
Ushio, Inc.	200	4,437

		179,422

Electronic Equipment & Instruments (1.0%) (a)
Alps Electric Co. Ltd.	1,300	12,990
Citizen Watch Co. Ltd.	1,500	13,529
Dainippon Screen Manufacturing Co. Ltd.	1,000	7,548
Hirose Electric Co. Ltd.	100	13,152
Hitachi Ltd.	16,000	113,238
Hoya Corp.	2,400	79,625
Ibiden Co. Ltd.	700	45,172
Keyence Corp.	200	43,698
Kyocera Corp.	900	95,625
Mabuchi Motor Co. Ltd.	100	6,125
Murata Manufacturing Co. Ltd.	1,000	75,250
Nidec Corp.	400	23,470
Nippon Electric Glass Co. Ltd.	2,500	44,082
Oki Electric Industry Co. Ltd.	5,000	9,281
Omron Corp.	800	21,002
Taiyo Yuden Co. Ltd.	1,000	23,134
TDK Corp.	700	67,756
Yaskawa Electric Corp.	1,000	11,368
Yokogawa Electric Corp.	1,600	21,451

		727,496

Food & Staples Retailing (0.3%) (a)
AEON Mall Co. Ltd.	3,000	55,692

16

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Food & Staples Retailing (continued)
FamilyMart Co. Ltd.	300	$7,907
Lawson, Inc.	300	10,378
Seven & I Holdings Co. Ltd.	3,900	111,497
UNY Co. Ltd.	2,000	23,710

		209,184

Food Products (0.2%) (a)
Ajinomoto Co., Inc.	4,000	46,078
Kikkoman Corp.	1,000	14,856
Meiji Dairies Corp.	3,000	19,113
Meiji Seika Kaisha Ltd.	1,000	4,575
Nichirei Corp.	2,000	10,292
Nippon Meat Packers, Inc.	1,000	12,097
Nisshin Seifun Group, Inc.	1,000	9,893
Nissin Food Products Co. Ltd.	200	6,705
Toyo Suisan Kaisha Ltd.	1,000	18,039
Yakult Honsha Co. Ltd.	300	7,587

		149,235

Gas Utilities (0.1%) (a)
Osaka Gas Co. Ltd.	8,000	29,730
Tokyo Gas Co. Ltd.	13,000	61,651

		91,381

Health Care Equipment & Supplies (0.1%) (a)
Olympus Corp.	1,000	39,019
Terumo Corp.	900	34,778

		73,797

Health Care Providers & Services (0.0%) (a)
Mediceo Paltac Holdings Co. Ltd.	500	7,658
Suzuken Co. Ltd.	200	6,248

		13,906

Hotels, Restaurants & Leisure (0.0%) (a)
Oriental Land Co. Ltd.	100	5,223
Round One Corp.	4	7,263

		12,486

Household Durables (1.0%) (a)
Casio Computer Co. Ltd.	1,500	23,391
Daito Trust Construction Co. Ltd.	600	28,574
Daiwa House Industry Co. Ltd.	2,000	28,589
Haseko Corp.*	3,000	8,873
Makita Corp.	800	35,644
Matsushita Electric Industrial Co. Ltd.	10,000	198,196
Pioneer Corp.	1,300	17,683
Sanyo Electric Co. Ltd.*	10,000	16,376
Sekisui Chemical Co. Ltd.	1,000	7,729
Sekisui House Ltd.	3,000	39,993
Sharp Corp.	5,000	94,799
Sony Corp.	5,200	266,958

		766,805

Household Products (0.1%) (a)
Kao Corp.	2,000	51,789
Uni-Charm Corp.	200	11,340

		63,129

Independent Power Producers & Energy Traders (0.0%) (a)
Electric Power Development Co.	800	31,794
Industrial Conglomerate— 0.0%(a) Hankyu Hanshin Holdings, Inc.	5,000	26,406
Insurance— 0.5%(a) Millea Holdings, Inc.	4,100	168,581
Mitsui Sumitomo Insurance Co. Ltd.	6,000	76,988
Sompo Japan Insurance, Inc.	4,000	48,929
T&D Holdings, Inc.	1,100	74,296

		368,794

Internet & Catalog Retail (0.0%) (a)
Rakuten, Inc.	49	16,475

Internet Software & Services (0.1%) (a)
Access Company Ltd.*	3	9,049
eAccess Ltd.	13	7,758
Yahoo! Japan Corp.	59	20,005

		36,812

IT Services (0.1%) (a)
CSK Corp.	500	17,610
Itochu Techno-Science Corp.	100	3,922
Nomura Research Institute Ltd.	500	14,709
NTT Data Corp.	5	23,726
Obic Co. Ltd.	10	1,975
TIS, Inc.	300	6,891

		68,833

Leisure Equipment & Products (0.3%) (a)
Fuji Photo Film Co. Ltd.	2,700	120,693
Namco Bandai Holdings, Inc.	800	12,639
Nikon Corp.	2,000	55,705
Sankyo Co. Ltd.	200	8,423
Sega Sammy Holdings, Inc.	1,200	19,420
Shimano, Inc.	100	3,430
Yamaha Corp.	500	10,392

		230,702

Machinery (1.1%) (a)
Amada Co. Ltd.	1,000	12,508
Daifuku Co. Ltd.	500	6,893

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Machinery (continued)
Ebara Corp.	4,000	$18,351
Fanuc Ltd.	900	92,903
Hino Motors Ltd.	1,000	5,979
Hitachi Construction Machinery Co. Ltd.	700	24,325
Ishikawajima-Harima Heavy Industries Co. Ltd.	9,000	32,828
Japan Steel Works Ltd.(The)	2,000	30,436
JTEKT Corp.	500	9,031
Kawasaki Heavy Industries Ltd.	9,000	36,721
Komatsu Ltd.	5,000	144,933
Komori Corp.	1,000	23,441
Kubota Corp.	5,000	40,422
Kurita Water Industries Ltd.	800	25,120
Minebea Co. Ltd.	2,000	11,306
Mitsubishi Heavy Industries Ltd.	18,000	115,296
Mitsui Engineering & Shipbuilding Co. Ltd.	5,000	26,664
NGK Insulators Ltd.	2,000	49,124
NSK Ltd.	2,000	20,679
NTN Corp.	2,000	17,246
Okuma Corp.	1,000	15,800
OSG Corp.	100	1,378
SMC Corp.	200	26,588
Sumitomo Heavy Industries Ltd.	2,000	22,614
THK Co. Ltd.	300	7,514

		818,100

Marine (0.3%) (a)
Kawasaki Kisen Kaisha Ltd.	3,000	36,592
Mitsui OSK Lines Ltd.	6,000	81,363
Nippon Yusen KK	7,000	64,208

		182,163

Media (0.0%) (a)
Dentsu, Inc.	7	19,847
Fuji Television Network, Inc.	1	2,013
Toho Co. Ltd.	400	7,244
Tokyo Broadcasting System, Inc.	100	3,060

		32,164

Metals & Mining (1.0%) (a)
Daido Steel Co. Ltd.	3,000	20,424
Dowa Holdings Co. Ltd.	2,000	21,310
JFE Holdings, Inc.	2,700	167,842
Kobe Steel Ltd.	15,000	56,898
Mitsubishi Materials Corp.	7,000	38,168
Mitsui Metals & Mining & Mining & Smelting Co. Ltd.	2,000	9,333
Nippon Light Metal Co. Ltd.	1,000	2,610
Nippon Steel Corp.	28,000	196,990
Nisshin Steel Co. Ltd.	3,000	13,692
Sumitomo Metal Industries Ltd.	21,000	123,477
Sumitomo Metal Metals & Mining & Mining Co. Ltd.	3,000	65,044
Sumitomo Titanium Corp.	100	9,338
Toho Titanium Co. Ltd.	141	5,716
Tokyo Steel Manufacturing Co. Ltd.	800	12,530

		743,372

Multiline Retail (0.2%) (a)
Daimaru, Inc.	1,000	11,945
Hankyu Department Stores, Inc.	1,000	10,648
Isetan Co. Ltd.	1,400	23,004
Marui Co. Ltd.	2,100	26,536
Mitsukoshi Ltd.	4,000	20,021
Ryohin Keikaku Co. Ltd.	200	12,381
Takashimaya Co. Ltd.	1,000	12,636

		117,171

Office Electronics (0.6%) (a)
Canon, Inc.	5,200	304,981
Konica Minolta Holdings, Inc.	3,000	44,221
Ricoh Co. Ltd.	3,000	69,418
Seiko Epson Corp.	500	14,475

		433,095

Oil, Gas & Consumable Fuels (0.3%) (a)
Idemitsu Kosan Co Ltd	200	22,384
Inpex Holdings, Inc.	3	28,037
Japan Petroleum Exploration Co. Ltd.	200	14,123
Nippon Metals & Mining Holdings, Inc.	4,000	38,272
Nippon Oil Corp.	7,000	65,022
Showa Shell Sekiyu KK	1,200	14,882
TonenGeneral Sekiyu KK	1,000	9,755

		192,475

Paper & Forest Products (0.0%) (a)
Nippon Paper Group, Inc.	4	13,321
OJI Paper Co. Ltd.	3,000	14,586

		27,907

18

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Personal Products (0.0%) (a)
Aderans Co. Ltd.	400	$8,424
KOSE Corp.	100	2,831
Shiseido Co. Ltd.	1,000	21,349

		32,604

Pharmaceuticals (0.9%) (a)
Astellas Pharma, Inc.	2,900	126,158
Chugai Pharmaceutical Ltd.	1,700	30,551
Daiichi Sankyo Co. Ltd.	3,900	103,490
Eisai Co. Ltd.	1,500	65,509
Kyowa Hakko Kogyo Co. Ltd.	3,000	28,314
Santen Pharmaceutical Co. Ltd.	100	2,435
Shionogi & Co. Ltd.	2,000	32,604
Takeda Pharmaceutical Co. Ltd.	4,400	284,281

		673,342

Real Estate Investment Trusts (REITs) (0.2%) (a)
Japan Prime Realty Investment Corp.	2	7,802
Japan Real Estate Investment Corp.	3	35,261
Japan Retail Fund Investment Corp.	3	26,005
Nippon Building Fund, Inc.	3	41,621

		110,689

Real Estate Management & Development (0.6%) (a)
Aeon Mall Co. Ltd.	100	3,075
K.K. DaVinci Advisors*	8	6,985
Leopalace21 Corp.	500	17,088
Mitsubishi Estate Co. Ltd.	6,000	162,804
Mitsui Fudosan Co. Ltd.	5,000	140,159
NTT Urban Development Corp	2	3,873
Sumitomo Realty & Development Co. Ltd.	2,000	65,141
Tokyo Tatemono Co. Ltd.	1,000	12,451
Tokyu Land Corp.	2,000	21,269

		432,845

Road & Rail (0.6%) (a)
Central Japan Railway Co.	9	94,966
East Japan Railway Co.	18	138,711
Keihin Electric Express Railway Co. Ltd.	1,000	6,603
Keio Corp.	2,000	13,318
Kintetsu Corp.	5,000	15,062
Nippon Express Co. Ltd.	2,000	11,370
Odakyu Electric Railway Co. Ltd.	4,000	24,669
Tobu Railway Co. Ltd.	4,000	18,084
Tokyu Corp.	7,000	46,790
West Japan Railway Co.	11	51,225

		420,798

Semiconductors & Semiconductor Equipment (0.3%) (a)
Advantest Corp.	800	34,836
Elpida Memory, Inc.*	600	26,351
NEC Electrical Components & Equipment Corp.*	100	2,627
Rohm Co. Ltd.	400	35,502
Sanken Electric Co. Ltd.	1,000	9,675
Shinko Electric Industries	500	10,762
Sumco Corp.	400	20,045
Tokyo Electron Ltd.	1,000	73,578
Tokyo Seimitsu Co. Ltd.	300	11,595

		224,971

Software (0.3%) (a)
FUJI SOFT, Inc.	300	7,057
Konami Corp.	400	9,188
Nintendo Co. Ltd.	500	182,444
Oracle Corp.	100	4,414
Trend Micro, Inc.	500	16,145

		219,248

Specialty Retail (0.1%) (a)
Aoyama Trading Co. Ltd.	100	3,076
EDION Corp.	100	1,299
Fast Retailing Co. Ltd.	200	14,237
Hikari Tsushin, Inc.	100	4,201
Nitori Co. Ltd.	150	7,489
Shimachu Co. Ltd.	400	10,757
Shimamura Co. Ltd.	100	10,685
USS Co. Ltd.	130	8,278
Yamada Denki Co. Ltd.	300	31,335

		91,357

Textiles, Apparel & Luxury Goods (0.1%) (a)
Asics Corp.	1,000	12,357
Nisshinbo Industries, Inc.	1,000	13,969
Onward Kashiyama Co. Ltd.	1,000	12,766
Toyobo Co. Ltd.	6,000	17,172

		56,264

Tobacco (0.2%) (a)
Japan Tobacco, Inc.	24	118,316

Trading Companies & Distributors (0.9%) (a)
Hitachi High-Technologies Corp.	100	2,595
Itochu Corp.	8,000	92,646
Marubenii Corp.	9,000	74,044
Mitsubishi Corp.	7,200	188,678
Mitsui & Co. Ltd.	7,000	139,716
Sojitz Corp.	6,100	27,268
Sumitomo Corp.	6,000	109,402

 19

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Trading Companies & Distributors (continued)
Toyota Tsusho Corp.	1,000	$23,133

		657,482

Transportation Infrastructure (0.0%) (a)
Mitsubishi Logistics Corp.	1,000	16,463

Wireless Telecommunication Services (0.4%) (a)
KDDI Corp.	13	96,316
NTT DoCoMo, Inc.	76	120,216
Softbank Corp.	3,500	75,433

		291,965

		14,911,628

JERSEY (0.1%) (a)
Commercial Services & Supplies 0.1%
Experian Group Ltd.	5,717	71,939

LUXEMBOURG (0.0%) (a)
Energy Equipment & Services (0.0%)
Acergy SA	700	15,766

NETHERLANDS (4.0%) (a)
Aerospace & Defense (0.1%)
European Aeronautic Defense and Space Co. NV	1,879	60,974

Air Freight & Logistics (0.2%)
TNT NV	2,444	110,339

Beverages (0.1%)
Heineken NV	1,113	65,239

Chemicals (0.2%)
Akzo Nobel NV	1,292	111,513
Koninklijke DSM NV	931	45,847

		157,360

Commercial Bank (0.6%)
ABN AMRO Holding NV	8,823	404,511

Commercial Services & Supplies (0.1%)
Buhrmann NV	1,042	15,977
Randstad Holdings NV	177	14,008
Vedior NV	1,080	32,271

		62,256

Diversified Financial Services (0.5%)
ING Groep NV	9,086	399,866

Diversified Telecommunication Services (0.2%)
Koninklijke KPN NV	10,437	173,139

Energy Equipment & Services (0.1%)
FuGro NV	170	10,769
SBM Offshore NV	931	35,504

		46,273

Food & Staples Retailing (0.1%)
Koninklijke Ahold NV*	7,918	99,304

Food Products (0.4%)
Royal NumiCo NV	999	51,908
Unilever NV	8,238	255,629

		307,537

Household Durables (0.3%)
Koninklijke Philips Electronics NV	5,683	240,802

Insurance (0.2%)
Aegon NV	7,265	142,974

Life Sciences Tools & Services (0.0%)
Qiagen NV*	447	7,976

Media (0.2%)
Reed Elsevier NV	4,111	78,124
Wolters Kluwer NV	1,725	52,598

		130,722

Metals & Mining (0.4%)
Mittal Steel Co. NV	4,143	258,919
Mittal Steel Co. NV	400	24,978

		283,897

Office Electronics (0.0%)
OCE NV	62	1,209

Real Estate Investment Trusts (REITs) (0.1%)
Corio NV	103	8,067
RodamCo Europe NV	290	38,560
Wereldhave NV	118	16,436

		63,063

Semiconductors & Semiconductor Equipment (0.2%)
ASML Holding NV*	2,614	71,813
STMicroElectrical Components & Equipment NV	3,917	75,481

		147,294

Trading Companies & Distributors (0.0%)
Hagemeyer NV	2,624	13,520

		2,918,255

NEW ZEALAND (0.1%) (a)
Construction Materials (0.0%)
Fletcher Building Ltd.	2,203	20,977

20

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NEW ZEALAND (continued)
Diversified Telecommunication Services (0.1%)
TeleCom Corp. of New Zealand Ltd.	12,769	$44,777

Electric Utility (0.0%)
Contact Energy Ltd.	170	1,180

Health Care Equipment & Supplies (0.0%)
Fisher & Paykel Health Care Corp.	1,770	4,595

Hotels, Restaurants & Leisure (0.0%)
Sky City Entertainment Group Ltd.	1,197	4,687

Household Durables (0.0%)
Fisher & Paykel Appliances Holdings Ltd.	2,348	6,295

Real Estate Investment Trust (REIT) (0.0%)
Kiwi Income Property Trust	7,834	9,964

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	920	2,324

		94,799

NORWAY (1.0%)
Chemicals (0.1%) (a)
Yara International ASA	1,200	35,999

Commercial Bank (0.1%) (a)
DNB NOR ASA	4,000	51,473

Commercial Services & Supplies (0.0%) (a)
Tomra Systems ASA	800	6,985

Communications Equipment (0.0%) (a)
Tandberg ASA	700	15,624

Diversified Telecommunication Services (0.1%) (a)
Telenor ASA	4,200	82,132

Electrical Equipment (0.1%) (a)
Renewable Energy Corp. AS*	891	34,522

Energy Equipment & Services (0.2%)
Aker Kvaerner ASA (a)	1,047	26,513
Ocean RIG ASA* (a)	1,068	7,932
Petoleum Geo-Services ASA	1,097	27,405
Prosafe ASA (a)	1,258	20,124
SeaDrill Ltd.* (a)	1,554	33,352
TGS Nopec Geophysical Co ASA* (a)	304	6,223

		121,549

Food Products (0.0%) (a)
Pan Fish ASA*	12,579	13,589

Industrial Conglomerate (0.1%) (a)
Orkla ASA	4,287	80,866

Insurance (0.0%) (a)
Storebrand ASA	1,200	18,596

Marine (0.0%) (a)
Stolt-Nielsen SA	50	1,666

Media (0.0%) (a)
Nok Schibsted ASA	50	2,286

Oil, Gas & Consumable Fuels (0.3%) (a)
DET Norske Oljeselskap*	5,942	12,429
Norsk Hydro ASA	3,406	130,695
Statoil ASA	3,550	110,189

		253,313

Paper & Forest Products (0.0%) (a)
Norske Skogindustrier ASA	800	11,518

		730,118

PORTUGAL (0.4%) (a)
Commercial Banks (0.2%)
Banco BPI SA	1,680	14,941
Banco Comercial Portugues SA	12,922	72,207
Banco Espirito Santo SA	766	17,076

		104,224

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SA	689	6,507

Diversified Telecommunication Services (0.1%)
Portugal TeleCom SGPS SA	3,436	47,505

Electric Utility (0.1%)
EDP - Energias de Portugal SA	11,097	61,356

Industrial Conglomerate (0.0%)
Sonae SGPS SA	7,096	20,143

Media (0.0%)
PT Multimedia Servicos SA	44	708

Paper & Forest Products (0.0%)
Sonae Industria SGPS SA*	236	3,430

Transportation Infrastructure (0.0%)
Brisa-Auto Estradas de Portugal SA	904	12,150

		256,023

 21

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SINGAPORE (1.0%) (a)
Aerospace & Defense (0.0%)
Singapore Technologies Engineering Ltd.	4,000	$9,423

Airline (0.0%)
Singapore Airlines Ltd.	2,000	24,584

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	6,000	89,418
Oversea-Chinese Banking Corp.	12,000	71,752
United Overseas Bank Ltd.	7,000	100,652

		261,822

Diversified Financial Services (0.1%)
Singapore Exchange Ltd.	5,000	32,086

Diversified Telecommunication Services (0.1%)
Singapore Telecommunications Ltd.	37,850	84,198

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	1,000	10,254

Food & Staples Retailing (0.0%)
Olam International Ltd.	5,000	10,089

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	2,000	5,237

Industrial Conglomerates (0.1%)
Fraser & Neave Ltd.	1,745	6,222
Keppel Corp. Ltd.	6,000	49,095
Sembcorp Industries Ltd.	2,000	7,456

		62,773

Machinery (0.0%)
Sembcorp Marine Ltd.	7,000	22,454

Marine (0.0%)
CosCo Corp. Singapore Ltd.	8,000	19,543
Neptune Orient Lines Ltd.	1,000	3,467

		23,010

Media (0.0%)
Singapore Press Holdings Ltd.	7,000	21,232

Oil, Gas & Consumable Fuels (0.0%)
Singapore Petroleum Co. Ltd.	3,000	11,286

Real Estate Investment Trusts (REITs) (0.1%)
Ascendas Real Estate Investment Trust	1,000	1,924
Capitacommerical Trust	2,000	3,831
CapitaMall Trust	4,000	11,047
Suntec Real Estate Investment Trust	9,000	11,431

		28,233

Real Estate Management & Development (0.2%)
Allgreen Properties Ltd.	8,000	10,951
CapitaLand Ltd.	10,000	52,993
City Developments Ltd.	3,000	33,921
Keppel Land Ltd.	2,000	11,465
UOL Group Ltd.	4,000	15,212
Wing Tai Holdings Ltd.	4,000	10,421

		134,963

Road & Rail (0.0%)
ComfortDelGro Corp. Ltd.	5,000	7,130

Semiconductors & Semiconductor Equipment (0.0%)
Chartered SemiConductor Manufacturing Ltd.*	8,000	7,038

		755,812

SPAIN (3.8%)
Airline (0.0%) (a)
Iberia Lineas Aereas de Espana SA	3,394	16,891

Biotechnology (0.0%) (a)
Zeltia SA	1,355	12,716

Commercial Banks (1.5%) (a)
Banco Bilbao Vizcaya Argentaria SA	17,662	431,876
Banco Popular Espanol SA	4,831	89,896
Banco Santander Central Hispano SA	30,632	563,016

		1,084,788

Construction & Engineering (0.2%) (a)
Acciona SA	120	32,642
ACS, Actividades de Construccion y Servicios SA	1,223	77,748
Fomento de Construcciones y Contratas SA	304	27,348
Grupo Ferrovial SA	353	34,698
Sacyr Vallehermoso SA	318	15,254

		187,690

Diversified Telecommunication Services (0.7%) (a)
Telefonica SA	21,814	485,398

Electric Utilities (0.6%)
Endesa SA	3,324	180,880
Iberdrola SA	897	49,453
Iberdrola SA (a)	3,223	179,942
Union Fenosa SA (a)	681	36,353

		446,628

Electrical Equipment (0.1%) (a)
Gamesa Corp. Tecnologica SA	1,102	39,862

22

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SPAIN (continued)
Food Products (0.0%) (a)
Ebro Puleva SA	519	$11,156

Gas Utility (0.1%) (a)
Gas Natural SDG SA	828	50,300

Insurance (0.0%) (a)
Corporacion Mapfre SA	1,137	5,625

IT Services (0.0%) (a)
Indra Sistemas SA	651	16,232

Machinery (0.0%) (a)
Zardoya Otis SA	344	13,476

Media (0.1%) (a)
Antena 3 Television SA	421	8,749
Gestevision Telecinco SA	810	22,914
Promotora de Informaciones SA	113	2,479
Sogecable SA*	219	9,151

		43,293

Metals & Mining (0.0%) (a)
Acerinox SA	1,149	28,024

Oil, Gas & Consumable Fuels (0.2%)
Repsol YPF SA	4,163	164,789

Specialty Retail (0.1%) (a)
Inditex SA*	980	57,676

Tobacco (0.1%) (a)
Altadis SA	1,449	95,753

Transportation Infrastructure (0.1%) (a)
Abertis Infraestructuras SA	902	27,971
Cintra Concesiones de Infraestructuras de Transporte SA	1,603	25,465

		53,436

Water Utility (0.0%) (a)
Sociedad General de Aguas de Barcelona SA	68	2,493

		2,816,226

SWEDEN (2.5%) (a)
Airline (0.0%)
Sek Sas AB*	200	4,601

Building Products (0.1%)
AB SKF, B Shares	2,455	51,383
Assa Abloy AB	1,600	35,219

		86,602

Capital Markets (0.0%)
D. Carnegie & Co. AB	700	12,206

Commercial Banks (0.4%)
Nordea Bank AB	10,000	156,239
Skandinaviska Enskilda Banken AB	2,600	83,738
Svenska Handelsbanked AB, A Shares	2,800	78,323

		318,300

Commercial Services & Supplies (0.1%)
Securitas AB	2,200	34,834
Securitas Systems AB	1,200	4,077

		38,911

Communications Equipment (0.4%)
Telefonakitiebolaget LM Ericsson, B Shares	73,000	291,283

Construction & Engineering (0.1%)
Skanska AB	1,800	38,557

Diversified Consumer Services (0.0%)
Securitas Direct AB*	1,200	3,238

Diversified Financial Services (0.0%)
OMX AB	600	17,875

Diversified Telecommunication Services (0.2%)
Tele2 AB	2,000	32,634
TeliaSonera AB	12,000	88,062

		120,696

Health Care Equipment & Supplies (0.0%)
Elekta AB	200	3,462
Getinge AB	400	8,620

		12,082

Household Durables (0.0%)
Husqvarna AB	1,100	15,576

Household Products (0.1%)
Electroloux AB, B Shares	1,635	38,724

Machinery (0.6%)
Alfa Laval AB	400	24,108
Atlas Copco Ab B	1,600	25,037
Atlas Copco AB, B Shares	3,873	64,531
Sandvik AB	5,185	104,530
Scania AB, B Shares	1,863	45,454
Trelleborg AB, Class B	200	5,505
Volvo AB	2,022	41,427
Volvo AB, Class B	5,520	109,787

		420,379

 23

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWEDEN (continued)
Media (0.0%)
Eniro AB	1,200	$15,224
Modern Times Group AB	169	10,896

		26,120

Metals & Mining (0.1%)
Boliden AB	1,735	35,981
Ssab Svenskt Stal AB	1,018	41,614
Ssab Svenskt Stal AB, Series B	82	3,108

		80,703

Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	800	7,972

Paper & Forest Products (0.1%)
Holmen AB	100	4,226
Svenska Cellusoa AB, B Shares	3,342	55,906

		60,132

Personal Products (0.0%)
Oriflame Cosmetics SA	100	4,696

Real Estate Management & Development (0.0%)
Castellum AB	191	2,297
Fabege AB	1,000	10,960
Kungsleden AB	190	2,365
Wihlborgs Fastigheter AB	317	5,593

		21,215

Specialty Retail (0.2%)
Hennes & Mauritz AB	2,500	147,863
Nobia AB	195	2,429

		150,292

Tobacco (0.1%)
Swedish Match AB	1,800	34,733

		1,804,893

SWITZERLAND (6.4%) (a)
Auto Components (0.0%)
Rieter Holding AG	6	3,137

Building Products (0.0%)
Geberit AG	151	25,735

Capital Markets (1.4%)
Credit Suisse Group	5,503	390,760
UBS AG	10,428	623,792

		1,014,552

Chemicals (0.3%)
Ciba Specialty Chemicals AG	340	22,097
Clariant AG	1,547	25,047
Givaudan	42	41,427
Lonza Group AG	212	19,456
Syngenta AG	581	113,294

		221,321

Commercial Services & Supplies (0.1%)
Adecco SA	770	59,584
SGS SA	19	22,472

		82,056

Computers & Peripherals (0.0%)
Logitech International SA*	933	24,821

Construction Materials (0.2%)
Holcim Ltd.	1,114	120,339

Diversified Telecommunication Services (0.1%)
SwissCom AG	142	48,559

Electrical Equipment (0.3%)
ABB Ltd.	10,431	235,254

Electronic Equipment & Instruments (0.0%)
Kudelski SA	30	1,049

Food Products (1.1%)
Nestle SA	2,085	792,439

Health Care Equipment & Supplies (0.1%)
Nobel Biocare Holding AG	147	47,997
Phonak Holding AG	171	15,332
Straumann Holding AG	13	3,646

		66,975

Hotels, Restaurants & Leisure (0.0%)
Kuoni Reisen Holding	4	2,406

Insurance (0.6%)
Swiss Life Holding	156	41,139
Swiss Reinsurance	1,923	175,421
Zurich Financial Services AG	768	237,471

		454,031

Machinery (0.1%)
Schindler Holding AG	130	8,638
Sulzer AG	17	21,978

		30,616

Marine (0.0%)
Kuehne & Nagel International AG	183	16,859

24

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWITZERLAND (continued)
Pharmaceuticals (1.8%)
Novartis AG	12,089	$678,850
Roche Holding AG	3,663	649,194

		1,328,044

Real Estate Management & Development (0.0%)
PSP Swiss Property AG*	84	4,708

Semiconductors & Semiconductor Equipment (0.0%)
Unaxis Holding AG*	39	20,673

Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Finaciere Richemont AG	2,783	166,384
Swatch Group AG	118	6,676
Swatch Group AG, B Shares	197	55,975

		229,035

		4,722,609

UNITED KINGDOM (21.9%)
Aerospace & Defense (0.4%) (a)
BAE Systems PLC	16,531	133,384
Cobham PLC	3,833	15,591
Meggitt PLC	4,137	25,418
Rolls-Royce Group PLC	9,717	104,617

		279,010

Airline (0.0%) (a)
British Airways PLC*	3,545	29,647

Auto Components (0.0%) (a)
GKN PLC	3,161	25,160

Beverages (0.6%) (a)
Diageo PLC	13,540	281,400
SABMiller PLC	4,146	104,959
Scottish & Newcastle PLC	4,697	60,204

		446,563

Capital Markets (0.4%) (a)
3I Group PLC	2,682	62,424
Amvescap PLC	4,560	58,750
Close Brothers Group PLC	212	3,642
ICAP PLC	2,606	25,682
Investec PLC	1,209	15,524
Man Group PLC	9,663	117,528
Schroders PLC	253	6,463
Tullett Prebon PLC	453	4,047

		294,060

Chemicals (0.1%) (a)
Imperial Chemical Industries PLC	5,183	64,467
Johnson Matthey PLC	1,351	45,671

		110,138

Commercial Banks (3.8% ((a)
Barclays PLC	33,416	464,867
HBOS PLC	18,472	363,295
HSBC Holdings PLC	57,667	1,055,805
Lloyds TSB Group PLC	29,068	323,098
Royal Bank of Scotland Group PLC	46,788	591,972

		2,799,037

Commercial Services & Supplies (0.3%) (a)
Aggreko PLC	532	6,092
Biffa PLC	1,945	10,540
Brambles Industries Ltd.*	2,893	29,736
Capita Group PLC	3,705	53,779
Davis Service Group PLC	1,028	12,795
DE LA Rue PLC	286	4,449
Group 4 Securicor PLC	6,532	27,541
Hays PLC	6,209	21,209
Intertek Group PLC	349	6,848
Michael Page International PLC	928	9,749
Rentokil Initial PLC	10,285	33,007
Serco Group PLC	1,504	13,557

		229,302

Construction & Engineering (0.1%) (a)
Amec PLC	2,282	26,737
Balfour Beatty PLC	1,233	10,873

		37,610

Construction Materials (0.1%) (a)
Hanson PLC	3,443	74,273

Consumer Finance (0.0%) (a)
Cattles PLC	1,790	14,018
Provident Financial PLC	739	10,342

		24,360

Containers & Packaging (0.1%) (a)
Rexam PLC	4,095	40,780

Distributor (0.0%) (a)
Inchcape PLC	1,548	15,435

Diversified Financial Services (0.0%) (a)
London Stock Exchange Group PLC	1,065	28,791

 25

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Diversified Telecommunication Services (0.5%) (a)
BT Group PLC	42,062	$279,918
Cable & Wireless PLC	13,445	52,218

		332,136

Electric Power (0.1%) (a)
British Energy PLC	5,821	62,790

Electric Utility (0.2%) (a)
Scottish & Southern Energy PLC	4,030	116,835

Electronic Equipment & Instruments (0.0%) (a)
ElectroComponents PLC	753	3,952

Food & Staples Retailing (0.6%) (a)
J Sainsbury PLC	8,524	99,633
Tesco PLC	38,916	325,566

		425,199

Food Products (0.5%) (a)
Cadbury Schweppes PLC	11,147	151,277
Tate & Lyle PLC	3,112	35,312
Unilever PLC	6,308	203,664

		390,253

Health Care Equipment & Supplies (0.1%) (a)
Smith & Nephew PLC	5,440	67,395

Hotels, Restaurants & Leisure (0.4%)
Carnival PLC (a)	896	42,817
Compass Group PLC (a)	8,959	61,856
First Choice Holidays PLC (a)	3,656	23,219
Intercontinental Hotels Group PLC (a)	1,778	44,165
Ladbrokes PLC (a)	4,195	36,263
Mitchells & Butlers PLC (a)	2,525	44,332
PartyCasinos & Gambling PLC (a)	1,672	1,029
Punch Taverns PLC (a)	1,580	38,759
Rank Group PLC	3,141	11,747
William Hill PLC (a)	1,669	20,481

		324,668

Household Durables (0.2%) (a)
Barratt Developments PLC	1,876	37,183
Bellway PLC	265	6,671
Berkeley Group Holdings PLC*	204	7,241
Bovis Homes Group PLC	747	13,329
George Wimpey PLC	2,049	20,508
Persimmon PLC	1,264	29,226
Taylor Woodrow PLC	4,005	28,830

		142,988

Household Products (0.2%) (a)
Reckitt Benckiser PLC	2,890	158,199

Independent Power Producers & Energy Traders (0.1%) (a)
International Power PLC	7,043	60,533

Industrial Conglomerates (0.1%) (a)
Cookson Group PLC	965	13,666
Smiths Group PLC	2,313	54,849
Tomkins PLC	5,164	26,821

		95,336

Insurance (1.0%) (a)
Aviva PLC	12,321	182,884
Friends Provident PLC	11,351	40,628
Legal & General Group PLC	35,551	106,644
Old Mutual PLC	24,046	81,021
Prudential PLC	12,854	182,949
Resolution PLC	4,033	50,465
Royal & Sun Alliance Insurance Group PLC	13,173	38,320
Standard Life PLC	9,305	61,410

		744,321

Internet & Catalog Retail (0.1%) (a)
Home Retail Group	5,199	47,666

IT Services (0.0%) (a)
LogicaCMG PLC	9,755	29,559

Machinery (0.1%) (a)
Charter PLC*	418	9,223
FKI PLC	5,500	13,856
IMI PLC	1,017	12,045
Invensys PULC*	2,918	22,223

		57,347

Media (0.8%) (a)
Aegis Group PLC	1,273	3,489
British Sky Broadcasting PLC	5,018	64,330
Daily Mail & General Trust	954	14,587
Emap PLC	1,614	26,484
EMI Group PLC	5,195	27,830
ITV PLC	19,459	44,406
Pearson PLC	4,008	67,509
Reed Elsevier PLC	7,053	91,143
Reuters Group PLC	6,875	85,695
Trinity Mirror PLC	1,456	15,348
United Business Media PLC	813	12,866
WPP Group PLC	6,500	97,207
Yell Group PLC	4,816	44,482

		595,376

Metals & Mining (1.8%) (a)
Anglo American PLC	7,319	429,669

26

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Metals & Mining (continued)
BHP Billiton PLC	12,082	$335,590
Rio Tinto PLC	4,969	380,109
Xstrata PLC	2,935	174,712

		1,320,080

Multi-Utilities (0.5%) (a)
Centrica PLC	17,236	133,898
National Grid PLC	12,999	191,785
United Utilities PLC	4,979	70,723

		396,406

Multiline Retail (0.4%) (a)
Enterprise Inns PLC	3,387	46,664
Marks & Spencer Group PLC	9,160	115,030
Next PLC	1,342	53,872
Signet Group PLC	4,801	10,015
Whitbread PLC	932	32,958

		258,539

Oil, Gas & Consumable Fuels (3.8%) (a)
BG Group PLC	17,657	289,415
BP PLC	96,450	1,160,400
Royal Dutch Shell PLC	13,633	568,248
Royal Dutch Shell PLC	18,259	743,267

		2,761,330

Pharmaceuticals (1.6%) (a)
AstraZeneca PLC	7,739	414,698
GlaxoSmithKline PLC	28,536	743,288

		1,157,986

Real Estate Investment Trusts (REITs) (0.4%) (a)
British Land Co. PLC	2,930	78,397
Brixton PLC	464	4,062
Great Portland Estates PLC	219	2,905
Hammerson PLC	1,724	49,365
Land Securities Group PLC	2,598	90,468
Liberty International PLC	926	21,180
Slough Estates PLC	3,020	37,665

		284,042

Road & Rail (0.1%) (a)
Arriva PLC	1,139	15,641
FirstGroup PLC	2,481	32,953
National Express Group PLC	887	18,880
Stagecoach Group PLC	2,216	8,069

		75,543

Semiconductors & Semiconductor Equipment (0.0%) (a)
ARM Holdings PLC	5,645	16,512
CSR PLC*	1,062	16,635

		33,147

Software (0.1%) (a)
Misys PLC	2,787	13,051
Sage Group PLC	8,295	38,859

		51,910

Specialty Retail (0.2%) (a)
Carphone Warehouse Group PLC	2,644	17,378
DSG International PLC	10,046	31,838
Kesa Electricals PLC	2,899	18,189
Kingfisher PLC	13,559	61,409
MFI Furniture Group PLC*	342	931

		129,745

Textiles, Apparel & Luxury Goods (0.0%) (a)
Burberry Group PLC	2,162	29,612

Tobacco (0.6%) (a)
British American Tobacco PLC	7,501	255,799
Imperial Tobacco Group PLC	3,599	165,919

		421,718

Trading Companies & Distributors (0.2%) (a)
Bunzl PLC	1,414	19,573
Travis Perkins PLC	378	14,346
Wolseley PLC	3,642	87,398

		121,317

Transportation Infrastructure (0.0%) (a)
BBA Aviation PLC	2,055	11,153

Water Utilities (0.1%) (a)
Kelda Group PLC	1,881	35,447
Severn Trent Water PLC	1,465	40,455
		75,902

Wireless Telecommunication Services (1.2%) (a)
Vodafone Group PLC	262,511	879,537

		16,096,686

UNITED STATES (0.0%) (a)
Health Care Equipment & Supplies 0.0%
Synthes, Inc.	233	27,941

Total Common Stocks (Cost $62,966,354)		70,297,362

 27

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT International Index Fund (Continued)

Repurchase Agreements (1.6%)

	Shares or
	Principal Amount	Value

Nomura Securities, 5.20%, dated 06/29/07, due 07/02/07, repurchase price $1,203,483, collateralized by U.S. Government Agency Mortgages with a market value of $1,227,021	$1,202,962	$1,202,962

Exchange Traded Fund (1.6%)
UNITED STATES (1.6%)
iShares MSCI EAFE Index Fund	14,514	1,170,264

Rights (0.0%)
AUSTRALIA (0.0%)
Real Estate Investment Trust (REIT) (0.0%)
Westfield Group Rights	6,972	257

SPAIN (0.0%)
Machinery (0.0%)
Zardoya Otis SA Bonus Rights	302	1,156

Total Rights (Cost $0)		1,413

JAPAN (0.0%)
Metals & Mining (0.0%)
Dowa Holdings Co. Ltd., expiring 01/29/10*	$1,000	0

Total Investments (Cost $65,329,195) (b) — 99.0%		72,672,001

Other assets in excess of liabilities — (1.0%)		723,392

NET ASSETS — 100.0%		$73,395,393

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

28

At June 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contract:
British Sterling Pound	08/10/07	(41,000)	$(81,883)	$(82,277)	$(394)
Japanese Yen	08/10/07	(299,000)	(2,438)	(2,442)	(4)

Total Short Contracts			$(84,321)	$(84,719)	$(398)

Long Contracts:
Australian Dollar	08/10/07	13,300	$11,174	$11,260	$86
Swiss Franc	08/10/07	20,600	16,854	16,923	69
Euro	08/10/07	207,200	281,063	280,805	(258)
British Sterling Pound	08/10/07	83,300	165,862	167,164	1,302
Japanese Yen	08/10/07	18,382,700	153,999	150,149	(3,850)
Swedish Krone	08/10/07	26,200	3,872	3,840	(32)

Total Long Contracts			$632,824	$630,141	$(2,683)

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

1	S&P ASX 200 IDX	09/21/07	$133,009	$116
9	DJ Euro STOXX 50	09/30/07	549,917	9,093
3	FTSE 100	09/21/07	399,855	2,192
2	TOPIX INDX	09/30/07	288,360	(356)
3	OMSX30 INDX	07/27/07	55,079	(1,716)

			$1,426,220	$9,329

 29

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT International
Index Fund

Assets:
Investments, at value (cost $64,126,233)	$71,469,039
Repurchase agreements, at cost and value	1,202,962

Total Investments	72,672,001

Cash	28,686
Deposits with brokers for futures	117,396
Foreign currencies, at value (cost $679,717)	684,188
Interest and dividends receivable	114,301
Receivable for capital shares issued	14,614
Receivable for investments sold	837
Unrealized appreciation on futures contracts	9,329
Unrealized appreciation on forward foreign currency contracts	1,964
Reclaims receivable	42,160
Prepaid expenses	635

Total Assets	73,686,111

Liabilities:
Payable for investments purchased	213,423
Unrealized depreciation on forward foreign currency contracts	5,045
Payable for capital shares redeemed	91
Accrued expenses and other payables:
Investment advisory fees	10,497
Fund administration and transfer agent fees	37,645
Distribution fees	4,989
Administrative servicing fees	4,720
Compliance program costs	630
Other	13,678

Total Liabilities	290,718

Net Assets	$73,395,393

Represented by:
Capital	$65,156,198
Accumulated net investment income	337,408
Accumulated net realized gains from investment transactions, futures and foreign currency transactions	544,345
Net unrealized appreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	7,357,442

Net Assets	$73,395,393

Net Assets:
Class II Shares	$14,558,694
Class VI Shares	941,338
Class VII Shares	1,204
Class VIII Shares	8,785,742
Class ID Shares	49,108,415

Total	$73,395,393

See accompanying notes to financial statements.

30

Statement of Assets and Liabilities (Continued)

NVIT International
Index Fund

Shares outstanding (unlimited number of shares authorized):
Class II Shares	1,235,443
Class VI Shares	79,924
Class VII Shares	102
Class VIII Shares	746,426
Class ID Shares	4,161,224

Total	6,223,119

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class II Shares	$11.78
Class VI Shares	$11.78
Class VII Shares	$11.80
Class VIII Shares	$11.77
Class ID Shares	$11.80

See accompanying notes to financial statements.

 31

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

NVIT International
Index Fund

INVESTMENT INCOME:
Interest income	$17,057
Dividend income	1,074,516
Foreign tax withholding	(92,645)

Total Income	998,928

Expenses:
Investment advisory fees	74,713
Fund administration and transfer agent fees	81,941
Distribution fees Class II Shares	2,722
Distribution fees Class VI Shares	832
Distribution fees Class VII Shares	2
Distribution fees Class VIII Shares	13,226
Administrative servicing fees Class II Shares	1,523
Administrative servicing fees Class VI Shares	452
Administrative services fees Class VII Shares	1
Administrative services fees Class VIII Shares	1,601
Custodian fees	1,811
Trustee fees	1,239
Compliance program costs (Note 3)	358
Printing fees	17,867
Other	2,186

Total expenses before reimbursements and earnings credit	200,474
Earnings credit (Note 6)	(91)
Expense reimbursements	(77,626)

Net Expenses	122,757

Net Investment Income	876,171

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	391,827
Net realized gains on futures transactions	121,577
Net realized gains on foreign currency transactions	33,307

Net realized gains on investment transactions, futures and foreign currency transactions	546,711

Net change in unrealized appreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	3,845,440

Net realized/unrealized gains (losses) on investments, futures and translation of assets and liabilities denominated in foreign currencies	4,392,151

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,268,322

See accompanying notes to financial statements.

32

Statements of Changes in Net Assets

	NVIT International
	Index Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006 (a)

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$876,171	$605,869
Net realized gains on investment transactions, futures and foreign currency transactions	546,711	252,169
Net change in unrealized appreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	3,845,440	3,512,002

Change in net assets resulting from operations	5,268,322	4,370,040

Distributions to shareholders from:
Net investment income:
Class II	(69,475)	(12)
Class VI	(7,003)	(2,922)
Class VII	(10)	(10)
Class VIII	(60,745)	(37,620)
Class ID	(475,272)	(572,439)
Net realized gains:
Class II	(34,935)	–
Class VI	(2,261)	–
Class VII	(3)	–
Class VIII	(20,711)	–
Class ID	(116,261)	–

Change in net assets from shareholder distributions	(786,676)	(613,003)

Change in net assets from capital transactions	19,618,136	45,538,574

Change in net assets	24,099,782	49,295,611
Net Assets:
Beginning of period	49,295,611	–

End of period	$73,395,393	$49,295,611

Accumulated net investment income at end of period	$337,408	$73,742

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$14,546,163	$1,000
Dividends reinvested	104,410	12
Cost of shares redeemed (b)	(6,702)	–

	14,643,871	1,012

Class VI Shares
Proceeds from shares issued	549,472	344,604
Dividends reinvested	9,263	2,922
Cost of shares redeemed (b)	(22,550)	(17,874)

	536,185	329,652

See accompanying notes to financial statements.

 33

Statements of Changes in Net Assets (Continued)

	NVIT International
	Index Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006 (a)

	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class VII Shares
Proceeds from shares issued	$–	$1,000
Dividends reinvested	12	10

	12	1,010

Class VIII Shares
Proceeds from shares issued	4,396,948	4,931,805
Dividends reinvested	81,456	37,620
Cost of shares redeemed (b)	(1,260,534)	(337,365)

	3,217,870	4,632,060

Class ID Shares
Proceeds from shares issued	628,668	40,002,401
Dividends reinvested	591,533	572,439
Cost of shares redeemed (b)	(3)	–

	1,220,198	40,574,840

Change in net assets from capital transactions	$19,618,136	$45,538,574

SHARE TRANSACTIONS:
Class II Shares
Issued	1,226,957	100
Reinvested	8,947	1
Redeemed	(562)	–

	1,235,342	101

Class VI Shares
Issued	48,715	33,926
Reinvested	804	279
Redeemed	(2,009)	(1,791)

	47,510	32,414

Class VII Shares
Issued	–	100
Reinvested	1	1

	1	101

Class VIII Shares
Issued	385,677	496,578
Reinvested	7,073	3,562
Redeemed	(112,085)	(34,379)

	280,665	465,761

Class ID Shares
Issued	53,373	4,000,100
Reinvested	51,357	56,394
Redeemed	— (c)	—

	104,730	4,056,494

Total change in shares	1,668,248	4,554,871

(a)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(b)	Includes redemption fees, if any.

(c)	Amount is less than 1 share.

See accompanying notes to financial statements.

34

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT International Index Fund

		Investment Activities
			Net Realized
	Net Asset		and	Total
	Value,	Net	Unrealized	from
	Beginning	Investment	Gains on	Investment
	of Period	Income	Investments	Activities

Class II Shares
Period ended December 31, 2006 (e)	$10.00	0.12	0.82	0.94
For the six months ended June 30, 2007 (Unaudited) (f)	$10.82	0.18	0.92	1.10
Class VI Shares
Period ended December 31, 2006 (e)	$10.00	0.07	0.86	0.93
For the six months ended June 30, 2007 (Unaudited) (f)	$10.81	0.18	0.92	1.10
Class VII Shares
Period ended December 31, 2006 (e)	$10.00	0.10	0.82	0.92
For the six months ended June 30, 2007 (Unaudited) (f)	$10.82	0.16	0.94	1.10
Class VIII Shares
Period ended December 31, 2006 (e)	$10.00	0.07	0.85	0.92
For the six months ended June 30, 2007 (Unaudited) (f)	$10.80	0.16	0.94	1.10
Class ID Shares
Period ended December 31, 2006 (e)	$10.00	0.14	0.83	0.97
For the six months ended June 30, 2007 (Unaudited) (f)	$10.83	0.18	0.94	1.12

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net			Net Asset
	Investment	Net realized	Total	Value, End	Total
	Income	gains	Distributions	of Period	Return (a)

Class II Shares
Period ended December 31, 2006 (e)	(0.12)	–	(0.12)	$10.82	9.57%
For the six months ended June 30, 2007 (Unaudited) (f)	(0.11)	(0.03)	(0.14)	$11.78	10.05%
Class VI Shares
Period ended December 31, 2006 (e)	(0.12)	–	(0.12)	$10.81	9.42%
For the six months ended June 30, 2007 (Unaudited) (f)	(0.10)	(0.03)	(0.13)	$11.78	10.23%
Class VII Shares
Period ended December 31, 2006 (e)	(0.10)	–	(0.10)	$10.82	9.26%
For the six months ended June 30, 2007 (Unaudited) (f)	(0.09)	(0.03)	(0.12)	$11.80	10.22%
Class VIII Shares
Period ended December 31, 2006 (e)	(0.12)	–	(0.12)	$10.80	9.30%
For the six months ended June 30, 2007 (Unaudited) (f)	(0.10)	(0.03)	(0.13)	$11.77	10.16%
Class ID Shares
Period ended December 31, 2006 (e)	(0.14)	–	(0.14)	$10.83	9.83%
For the six months ended June 30, 2007 (Unaudited) (f)	(0.12)	(0.03)	(0.15)	$11.80	10.34%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
	Net Assets	Ratio of	Investment	(Prior to	Income (Prior to
	at End of	Expenses	Income	Reimbursements)	Reimbursements)
	Period	to Average	to Average	to Average	to Average	Portfolio
	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	$1	0.76%	1.83%	1.29%	1.30%	10.94%
For the six months ended June 30, 2007 (Unaudited) (f)	$14,559	0.76%	3.10%	0.84%	3.10%	13.34%
Class VI Shares
Period ended December 31, 2006 (e)	$350	0.76%	1.25%	1.13%	0.88%	10.94%
For the six months ended June 30, 2007 (Unaudited) (f)	$941	0.76%	3.20%	0.98%	3.20%	13.34%
Class VII Shares
Period ended December 31, 2006 (e)	$1	0.97%	1.57%	1.50%	1.04%	10.94%
For the six months ended June 30, 2007 (Unaudited) (f)	$1	0.75%	2.81%	1.02%	2.81%	13.34%
Class VIII Shares
Period ended December 31, 2006 (e)	$5,031	0.88%	0.98%	1.35%	0.51%	10.94%
For the six months ended June 30, 2007 (Unaudited) (f)	$8,786	0.82%	2.90%	1.10%	2.90%	13.34%
Class ID Shares
Period ended December 31, 2006 (e)	$43,912	0.37%	2.21%	0.62%	1.96%	10.94%
For the six months ended June 30, 2007 (Unaudited) (f)	$49,108	0.37%	3.21%	0.66%	3.21%	13.34%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

See notes to financial statements.

See accompanying notes to financial statements.

 35

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT International Index Fund (the “Fund”), (formerly, “GVIT International Index Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

36

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

 37

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay

38

in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JP Morgan Chase Bank serves as custodian for the securities lending program of the Fund. JP Morgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net
			Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$65,394,762	$8,683,805	$(1,406,566)	$7,277,239

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the

 39

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

performance of the subadviser. BlackRock Investment Management, LLC (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the six months ended June 30, 2007:

Total
Fee Schedule	Fees

$0 up to $1.5 billion	0.27%

$1.5 billion up to $3 billion	0.26%

$3 billion or more	0.25%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $30,438 for the six months ended June 30, 2007.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.37% until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

For the six months ended June 30, 2007, the cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by NFA, would be:

Six months ended	Six months ended
December 31, 2006	June 30, 2007

$73,132	$77,626

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee

40

schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II, Class VI, Class VII and Class VIII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II, Class VI, Class VII, and Class VIII shares of the Fund at an annual rate not to exceed 0.25% for Class II and Class VI shares and 0.40% for Class VII and Class VIII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, Class VII and Class VIII shares of the Fund.

For the six months ended June 30, 2007, NFS received $1,854 in Administrative Services Fees from the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2007, the Fund’s portion of such costs amounted to $358.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI and Class VIII shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI and Class VIII shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the

 41

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

short-term trading fee applies, the Class VI and Class VIII shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2007, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,463.

5. Investment Transactions

For the six months ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $28,274,370 and sales of $9,002,610.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the six months ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

9. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

42

authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 43

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc.(dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

44

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007 (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

 45

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken,PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for Nationwide Funds Group[3].	N/A	N/A

46

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007 (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3] , Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

 47

NVIT Small Cap Index Fund
SemiannualReport

June 30, 2007 (Unaudited)

Contents
6	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
34	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/07)

 1

Message to Shareholders

Dear Fellow Shareholder:

Since I last wrote to you, our mutual funds have enjoyed another period of solid performance, and the corporate realignment that was in progress is now finished.

On May 1, 2007, Nationwide Financial Services, Inc. (NFS), completed its acquisition of the Philadelphia-based retail mutual fund operations of NWD Investment Management, Inc. (formerly, “Gartmore Global Investments, Inc.”), from Nationwide Corporation, a subsidiary of Nationwide Mutual Insurance Company. Effective that date, the acquired entities were renamed Nationwide Funds Group (NFG), and the Gartmore Funds were renamed the Nationwide Funds to better align with the Nationwide® brand. Although the corporate ownership and fund names have changed, I can assure you that NFG intends to maintain as much continuity as possible with the Funds and key personnel.

Thank you, shareholders, for approving the new investment advisory agreement that was required due to the change in corporate ownership. The new agreement is identical in all material respects to the original agreement that it replaces, with the exception of the section pertaining to the vote by the shareholders of the NVIT Mid Cap Growth Fund to approve NorthPointe Capital®, LLC (NorthPointe) as sub-adviser to that particular Fund.

Market Overview: January 1-June 30, 2007

The first six months of 2007 were rewarding overall for U.S. investors, with the Standard & Poor’s (S&P) 500® Index, a widely-followed large-capitalization benchmark, recording a respectable gain of 6.96%. Investors appear to have remained generally upbeat despite further weakness in the housing industry and the financial distress of many subprime mortgage lenders. At the end of February, a sudden downdraft in China’s stock market caused a similar tremor in the U.S. stock market. The decline proved to be short-lived, however, and, by April, the U.S. stock market had surpassed its late-February highs.

Share prices in general were buoyed in part by better-than-expected first-quarter 2007 earnings and a flurry of mergers and acquisitions, many of these spurred by readily available funding from private equity firms. In June, investors grew more cautious amid surging crude oil prices, a sudden spike in long-term interest rates, and the meltdown of two hedge funds that had exposure to the subprime mortgage market. Looking abroad, a weak U.S. dollar aided foreign stocks, as reflected in the 11.09% advance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. Emerging market performance was particularly robust.

The bond market struggled during the first half of 2007. While short-term interest rates remained stable, reflecting the Federal Reserve Board’s decision in June to leave the target federal funds rate at 5.25%, longer-term rates climbed during the first half of 2007, depressing bond prices and forcing the Lehman Brothers® U.S. Aggregate Index to settle for a modest 0.97% return.

We at NFG thank you for your understanding and cooperation throughout our recent transition period. We emerge from this period energized for the future, and we look forward to serving your investment needs for a long time to come.

John H. Grady
President & CEO
Nationwide Funds Group

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for illustrative purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

Nationwide Funds are advised by Nationwide Fund Advisors (NFA). NFA is a wholly-owned subsidiary of Nationwide Financial Services. Nationwide Financial Services is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services (NYSE: NFS). Based in Conshohocken Pa., a suburb of Philadelphia, NFG is comprised of Nationwide Fund Advisors, Nationwide Fund Distributors, LLC, and Nationwide Fund Management, LLC. Together, these provide advisory, distribution, and administration services respectively to the Nationwide Funds, and manage more than $43.5 billion in assets as of June 30, 2007, of which more than $12 billion are in “fund of funds” designed to provide asset allocation across several types of investments and asset classes.

2

Lehman Brothers (LB) U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Views expressed within are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future, or other derivatives in such securities.

Investing in mutual funds involves risk, including possible loss of principal.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges, and expenses before investing any money. To obtain this and other fund information, please call 800-848-0920 to request a prospectus, or download a prospectus at www.nationwidefunds.com. Please read the prospectus carefully before investing any money.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (formerly Gartmore Distribution Services, Inc.), Member NASD. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

 3

NVIT Small Cap Index Fund
Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, April 13, 2007, and continued to hold your shares at the end of the reporting period, June 30, 2007.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(June 30, 2007)

			Beginning	Ending	Expenses
			Account Value	Account Value	Paid	Annualized
NVIT Small Cap Index Fund			04/13/07	06/30/07	During Period*	Expense Ratio**

Class ID	Actual		$1,000.00	$1,018.70	$0.66	0.30%
	Hypothetical	[1]	$1,000.00	$1,010.15	$0.65	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 79/365 (to reflect the period of operations). The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

**	Information shown reflects values using the expense ratios from April 13, 2007 (commencement of operations) to June 30, 2007 and has been annualized to reflect for the period from April 13, 2007 to June 30, 2007, in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

4

NVIT Small Cap Index Fund
Portfolio Summary
June 30, 2007

Asset Allocation

Common Stock	88.3%
Repurchase Agreements	11.8%
Liabilities in excess of other assets	-0.1%

100.0%

Top Holdings*

C.F. Industries Holdings, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Florida East Coast Industries, Inc.	0.2%
Polycom, Inc.	0.2%
Sotheby’s Holdings, Inc.	0.2%
Time Warner Telecom, Inc.	0.2%
Hologic, Inc.	0.2%
ValueClick, Inc.	0.2%
Equinix, Inc.	0.2%
Alexandria Real Estate Equities, Inc.	0.2%
Other	98.0%

100.0%

Top Industries

Real Estate Investment Trusts (REITs)	5.8%
Commercial Banks	5.0%
Commercial Services & Supplies	4.0%
Insurance	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Health Care Equipment & Supplies	3.0%
Software	3.0%
Specialty Retail	3.0%
Oil, Gas & Consumable Fuels	2.8%
Hotels, Restaurants & Leisure	2.6%
Other	64.3%

100.0%

*	For purpose of listing top holdings, repurchase agreements are included as part of Other.

 5

Statement of Investments
June 30, 2007 (Unaudited)

NVIT Small Cap Index

Common Stock (88.3%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (1.3%)
AAR Corp.*	8,400	$277,284
Aerovironment, Inc.*	500	10,305
Argon St., Inc.*	3,900	90,519
Ceradyne, Inc.*	5,900	436,364
Cubic Corp.	2,200	66,396
Curtiss-Wright Corp.	8,400	391,524
Dyncorp International, Inc.*	6,200	136,338
EDO Corp.	4,400	144,628
Esterline Technologies Corp.*	4,700	227,057
Gencorp, Inc.*	10,600	138,542
Geoeye, Inc.*	2,400	52,152
HEICO Corp.	5,200	218,816
Hexcel Corp.*	17,900	377,153
Innovative Solutions and Support, Inc.*	3,500	81,270
Ionatron, Inc.*	9,800	38,220
Ladish Co., Inc.*	3,600	154,800
Moog, Inc., Class A*	7,700	339,647
MTC Technologies, Inc.*	1,600	39,296
Orbital Sciences Corp.*	12,000	252,120
Stanley, Inc.*	300	5,286
Taser International, Inc.*	14,300	199,628
Teledyne Technologies, Inc.*	7,100	326,245
Triumph Group, Inc.	3,500	229,145
United Industrial Corp.	2,200	131,956

		4,364,691

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	10,723	86,427
Atlas Air Worldwide Holdings, Inc.*	3,300	194,502
Dynamex, Inc.*	1,800	45,954
EGL, Inc.*	6,500	302,120
Forward Air Corp.	6,300	214,767
HUB Group, Inc., Class A*	7,400	260,184
Pacer International, Inc.	7,400	174,048

		1,278,002

Airlines (0.5%)
AirTran Holdings, Inc.*	18,100	197,652
Alaska Air Group, Inc.*	7,900	220,094
Allegiant Travel Co.*	300	9,222
ExpressJet Holdings, Inc.*	7,000	41,860
JetBlue Airways Corp.*	36,100	424,175
Midwest Air Group, Inc.*	3,500	52,570
Pinnacle Airlines Corp.*	4,700	88,125
Republic Airways Holdings, Inc.*	6,100	124,135
SkyWest, Inc.	14,200	338,386

		1,496,219

Auto Components (1.0%)
Aftermarket Technology Corp.*	4,400	130,592
American Axle & Manufacturing Holdings, Inc.	9,000	266,580
Amerigon, Inc.*	5,700	102,543
ArvinMeritor, Inc.	14,500	321,900
Cooper Tire & Rubber Co.	12,500	345,250
Drew Industries, Inc.*	3,100	102,734
GenTek, Inc.*	1,700	59,874
Hayes Lemmerz International, Inc.*	23,300	124,655
Lear Corp.*	14,700	523,467
LKQ Corp.*	9,200	226,872
Modine Manufacturing Co.	6,200	140,120
Noble International Ltd.	2,900	59,276
Raser Technologies, Inc.*	3,200	23,648
RSC Holdings, Inc.*	2,600	52,000
Sauer-Danfoss, Inc.	1,300	38,688
Spartan Motors, Inc.	7,050	119,991
Standard Motor Products, Inc.	1,700	25,551
Superior Industries International, Inc.	5,500	119,680
Tenneco Automotive, Inc.*	9,300	325,872
Visteon Corp.*	26,200	212,220

		3,321,513

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	12,900	116,745
Midas, Inc.*	3,000	68,010
Monaco Coach Corp.	6,300	90,405
Winnebago Industries, Inc.	6,400	188,928

		464,088

Banks (0.3%)
Flushing Financial Corp.	4,500	72,270
FNB Corp.	10,300	172,422
Hancock Holding Co.	5,400	202,770
Oritani Financial Corp.*	200	2,858
Park National Corp.	2,200	186,538
Susquehanna Bancshares, Inc.	11,000	246,070

		882,928

Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,600	102,310
Coca-Cola Bottling Co.	600	30,180
Jones Soda Co.*	6,600	92,532
MGP Ingredients, Inc.	2,000	33,800
National Beverage Corp.	1,440	16,574

		275,396

6

Common Stock (continued)

	Shares or
	Principal Amount	Value

Biotechnology (1.9%)
Acorda Therapeutics, Inc.*	3,100	$52,886
Affymax, Inc.*	100	2,696
Alkermes, Inc.*	19,400	283,240
ARIAD, Inc.*	18,000	98,820
Arqule, Inc.*	9,400	66,270
Array BioPharma, Inc.*	7,400	86,358
Bio-Rad Laboratories, Inc., Class A*	3,600	272,052
Bio-Reference Laboratories, Inc.*	2,500	68,375
Bioenvision, Inc.	7,300	42,194
Biomimetic Therapeutics, Inc.*	3,400	53,142
C.V. Therapeutics, Inc.*	13,700	180,977
Cambrex Corp.	5,800	76,966
Celera Genomics Group*	14,200	176,080
Cell Genesys, Inc.*	18,300	61,305
Cepheid, Inc.*	12,800	186,880
Cytokinetics, Inc.*	4,600	25,990
Cytrx Corp.*	13,500	42,120
Dendreon Corp.*	19,800	140,184
Exelixis, Inc.*	18,600	225,060
FEI Co.*	6,400	207,744
Genomic Health, Inc.*	1,600	30,080
GenVec, Inc.*	21,300	50,055
Geron Corp.*	17,600	123,904
Halozyme Therapeutics, Inc.*	10,800	99,684
Human Genome Sciences, Inc.*	29,600	264,032
Immunomedics, Inc.*	16,400	68,060
Incyte Genomics, Inc.*	18,200	109,200
InterMune, Inc.*	5,500	142,670
Kosan Biosciences, Inc.*	5,200	27,144
Mannkind Corp.*	6,800	83,844
Martek Biosciences Corp.*	6,500	168,805
Maxygen, Inc.*	4,300	36,851
Medarex, Inc.*	26,900	384,401
Medivation, Inc.*	5,500	112,365
Metabolix, Inc.*	2,600	65,078
Myriad Genetics, Inc.*	8,700	323,553
Nektar Therapeutics*	20,600	195,494
Neurocrine Biosciences, Inc.*	8,400	94,332
Neurogen Corp.*	3,600	23,904
Novacea, Inc.*	3,400	32,130
Orexigen Therapeutics, Inc.*	100	1,502
Orthofix International N.V.*	2,700	121,419
Osiris Therapeutics, Inc.*	900	12,159
Pharmion Corp.*	5,300	153,435
Protalix Biotherapeutics, Inc.*	5,400	145,746
Regeneration Technologies, Inc.*	8,000	90,000
Seattle Genetics, Inc.*	6,200	60,822
Senomyx, Inc.*	7,700	103,950
Sonic Innovations, Inc.*	7,800	68,250
Tanox, Inc.*	5,000	97,050
Telik, Inc.*	15,600	52,728
Tercica, Inc.*	3,100	15,810
United Therapeutics Corp.*	4,200	267,792
Vivus, Inc.*	7,600	39,748
XOMA Ltd.*	20,200	61,408
Zymogenetics, Inc.*	6,300	92,043

		6,168,787

Building Products (0.5%)
Aaon, Inc.	900	28,665
American Woodmark Corp.	3,000	103,800
Ameron International Corp.	2,200	198,418
Apogee Enterprises, Inc.	6,900	191,958
Builders FirstSource, Inc.*	2,400	38,544
Goodman Global, Inc.*	6,300	139,986
Griffon Corp.*	6,300	137,214
Insteel Industries, Inc.	3,700	66,600
NCI Building Systems, Inc.*	4,600	226,918
PGT, Inc.*	700	7,651
Simpson Manufacturing Co., Inc.	6,900	232,806
Trex Co., Inc.*	2,400	47,112
Universal Forest Products, Inc.	4,100	173,266

		1,592,938

Capital Markets (1.3%)
ACA Capital Holdings, Inc.*	300	3,570
Apollo Investment Corp.	21,700	466,984
Ares Capital Corp.	13,990	235,732
Calamos Asset Management, Inc.	5,900	150,745
Capital Southwest Corp.	600	93,474
Cohen & Steers, Inc.	3,000	130,350
Cowen Group, Inc.*	1,900	34,029
Evercore Partners, Inc.	800	23,816
FCStone Group, Inc.*	1,600	91,696
Freedom Acquisition Holdings, Inc.*	10,700	117,807
GAMCO, Investors, Inc., Class A	1,200	67,260
Gladstone Capital Corp.	2,400	51,504
Greenhill & Co., Inc.	3,600	247,356
Hercules Technology Growth Capital, Inc.	7,000	94,570
KBW, Inc.*	5,000	146,900
Knight Capital Group, Inc., Class A*	22,800	378,480
Kohlberg Capital Corp.	2,700	50,085
Labranche & Co., Inc.*	9,200	67,896
Marketaxess Holdings, Inc.*	6,300	113,337
MCG Capital Corp.	12,600	201,852

 7

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Capital Markets (continued)
MVC Capital, Inc.	6,400	$120,384
optionsXpress Holdings, Inc.	7,800	200,148
Penson Worldwide, Inc.*	2,100	51,513
Piper Jaffray Cos.*	3,800	211,774
Sanders Morris Harris Group, Inc.	1,800	20,952
Stifel Financial Corp.*	2,600	153,114
SWS Group, Inc.	5,400	116,748
Technology Investment Capital Corp.	2,800	44,212
Thomas Weisel Partners Group, Inc.*	3,100	51,615
TradeStation Group, Inc.*	7,800	90,870
Waddell & Reed Financial, Inc.	16,900	439,569

		4,268,342

Chemicals (1.9%)
A. Schulman, Inc.	7,000	170,310
American Vanguard Corp.	2,200	31,504
Arch Chemicals, Inc.	4,200	147,588
Balchem Corp.	2,700	49,059
C.F. Industries Holdings, Inc.	11,200	670,768
Calgon Carbon Corp.*	9,600	111,360
Ferro Corp.	8,800	219,384
Flotek Industries, Inc.*	2,200	131,890
Fuller (H. B.) Co.	12,200	364,658
Georgia Gulf Corp.	8,200	148,502
Hercules, Inc.*	23,500	461,775
Innophos Holdings, Inc.	2,500	35,750
Innospec, Inc.	2,400	142,104
Koppers Holdings, Inc.	3,500	117,880
Kronos Worldwide, Inc.	500	12,625
Landec Corp.*	2,400	32,160
LSB Industries, Inc.*	3,900	83,382
Minerals Technologies, Inc.	4,400	294,580
N.L. Industries, Inc.	1,400	14,028
Newmarket Corp.	3,100	149,947
O.M. Group, Inc.*	6,300	333,396
Olin Corp.	14,900	312,900
Pioneer Cos., Inc.*	2,900	99,673
PolyOne Corp.*	18,100	130,139
Rockwood Holdings, Inc.*	6,300	230,265
Sensient Technologies Corp.	9,500	241,205
Shengdatech, Inc.*	1,700	9,044
Spartech Corp.	6,100	161,955
Stepan Co.	1,300	39,364
Symyx Technologies, Inc.*	8,700	100,137
Terra Industries, Inc.*	18,700	475,354
Tronox, Inc.	1,200	17,256
Tronox, Inc., Class B	5,700	80,085
W.R. Grace & Co.*	14,200	347,758
Zoltek Cos., Inc.*	4,400	182,732

		6,150,517

Commercial Banks (5.0%)
1st Source Corp.	1,600	39,872
Alabama National Bancorp	3,400	210,256
Amcore Financial, Inc.	4,700	136,253
Americanwest Bancorp	3,500	63,805
Ameris Bancorp	2,700	60,669
BancFirst Corp.	1,000	42,820
Banco Latinoamericano de Exportaciones, S.A. — PA	3,900	73,320
Bancorp, Inc. (The)*	3,500	78,260
Bank of the Ozarks, Inc.	2,400	66,888
BankFinancial Corp.	4,600	71,070
Banner Corp.	3,000	102,180
Boston Private Financial Holdings, Inc.	8,100	217,647
Capital City Bank Group, Inc.	1,700	53,278
Capital Corp. of the West	1,900	45,524
Capitol Bancorp Ltd.	2,900	79,257
Cascade Bancorp	6,000	138,840
Cathay General Bancorp, Inc.	10,300	345,462
Centennial Bank Holdings, Inc.*	11,100	94,017
Center Financial Corp.	2,800	47,376
Central Pacific Financial Corp.	5,700	188,157
Chemical Financial Corp.	5,000	129,350
Chittenden Corp.	9,000	314,550
Citizens Banking Corp.	16,900	309,270
City Holding Co.	3,500	134,155
Cobiz, Inc.	3,700	67,044
Columbia Banking System, Inc.	3,300	96,525
Community Bancorp*	2,200	61,556
Community Bank System, Inc.	5,800	116,116
Community Banks, Inc.	4,000	128,880
Community Trust Bancorp, Inc.	3,100	100,130
CVB Financial Corp.	12,200	135,664
Enterprise Financial Services Corp.	900	22,374
First Bancorp	2,400	44,952
First BanCorp. Puerto Rico	15,600	171,444
First Charter Corp.	7,100	138,237
First Commonwealth Financial Corp.	12,900	140,868
First Community Bancorp	5,200	297,492
First Community Bankshares, Inc.	1,500	46,785
First Financial Bancorp	6,700	100,433
First Financial Bankshares, Inc.	3,500	135,835
First Financial Corp.	2,700	79,272

8

Common Stock (continued)

	Shares or
	Principal Amount	Value

Commercial Banks (continued)
First Indiana Corp.	3,900	$86,268
First Merchants Corp.	2,700	64,881
First Midwest Bancorp, Inc.	10,900	387,059
First Regional Bancorp*	2,600	66,144
First Republic Bancorp, Inc.	5,700	305,862
First South Bancorp, Inc.	700	18,830
First State Bancorp	5,100	108,579
FirstMerit Corp.	17,800	372,554
Frontier Financial Corp.	7,900	177,987
Glacier Bancorp, Inc.	9,700	197,395
Great Southern Bancorp, Inc.	1,400	37,870
Greater Bay Bancorp	11,500	320,160
Greene County Bancshares, Inc.	1,300	40,638
Hanmi Financial Corp.	8,200	139,892
Harleysville National Corp.	5,800	93,496
Heartland Financial U.S.A., Inc.	1,800	43,740
Heritage Commerce Corp.	2,300	54,464
Home Bancshares, Inc.	900	20,295
Horizon Financial Corp.	2,700	58,833
Iberiabank Corp.	2,300	113,735
Independent Bank Corp.	3,700	109,298
Independent Bank Corp., Michigan	6,500	111,865
Integra Bank Corp.	5,300	113,791
International Bancshares Corp.	9,850	252,357
Investors Bancorp, Inc.*	9,343	125,477
Irwin Financial Corp.	3,800	56,886
Lakeland Bancorp, Inc.	1,700	22,610
Lakeland Financial Corp.	1,900	40,413
M.B. Financial, Inc.	6,400	222,336
Macatawa Bank Corp.	5,190	82,573
Mainsource Financial Group, Inc.	3,600	60,444
Midwest Banc Holding, Inc.	3,300	47,850
Nara Bankcorp, Inc.	5,000	79,650
National Penn Bancshares, Inc.	8,400	140,112
NBT Bancorp, Inc.	6,000	135,360
Old National Bancorp	13,400	222,574
Old Second Bancorp, Inc.	3,379	98,532
Omega Financial Corp.	1,600	43,024
Oriental Financial Group — PR	6,000	65,460
Pacific Capital Bancorp	9,799	264,377
Peoples Bancorp, Inc.	1,900	51,433
Preferred Bank	1,900	76,000
PrivateBancorp, Inc.	4,800	138,240
Prosperity Bancshares, Inc.	7,200	235,872
Provident Bankshares Corp.	7,500	245,850
Renasant Corp.	5,000	113,700
Republic Bancorp, Inc., Class A	1,300	21,567
Royal Bancshares of Pennsylvania, Inc., Class A	400	7,884
S&T Bancorp, Inc.	4,700	154,630
S.Y. Bancorp, Inc.	1,428	33,929
Sandy Spring Bancorp, Inc.	3,200	100,608
Santander Bancorp — PR	100	1,486
SCBT Financial Corp.	1,000	36,400
Seacoast Banking Corp. of Florida	4,200	91,350
Security Bank Corp.	3,100	62,310
Sierra Bancorp	400	11,280
Signature Bank*	6,900	235,290
Simmons First National Corp., Class A	2,200	60,698
South Financial Group, Inc.	13,600	307,904
Southside Bancshares, Inc.	2,225	48,327
Southwest Bancorp	3,100	74,524
Sterling Bancorp	5,400	86,562
Sterling Bancshares, Inc.	17,900	202,449
Sterling Financial Corp.	7,500	78,900
Sterling Financial Corp. (Spokane)	10,400	300,976
Suffolk Bancorp	3,000	95,760
Sun Bancorp, Inc.*	2,505	42,259
Superior Bancorp.*	7,000	71,610
SVB Financial Group*	7,500	398,325
Taylor Capital Group, Inc.	1,200	33,036
Texas Capital Bancshares, Inc.*	5,800	129,630
Tompkins Trustco, Inc.	1,300	48,620
Trico Bancshares	1,800	40,248
Trustmark Corp.	10,300	266,358
UCBH Holdings, Inc.	21,900	400,113
UMB Financial Corp.	6,300	232,281
Umpqua Holdings Corp.	13,700	322,087
Union Bankshares Corp.	2,100	48,720
United Bankshares, Inc.	8,200	260,760
United Community Banks, Inc.	7,400	191,586
United Security Bancshares	3,100	63,178
Univest Corp. of Pennsylvania	1,200	27,024
USB Holding Co., Inc.	1,800	34,308
Virginia Commerce Bancorp, Inc.*	4,900	82,859
W Holding Co., Inc.	17,200	45,408
Washington Trust Bancorp	2,300	57,983
WesBanco, Inc.	5,100	150,450
West America Bankcorp	6,800	300,832
West Coast Bancorp	2,100	63,819
Western Alliance Bancorp*	2,300	68,655
Wilshire Bankcorp, Inc.	3,400	41,412

 9

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Commercial Banks (continued)
Wintrust Financial Corp.	5,600	$245,560
Yardville National Bancorp	1,567	53,513

		16,524,117

Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	9,400	242,614
Acco Brands Corp.*	9,600	221,280
Administaff, Inc.	4,700	157,403
Advisory Board Co. (The)*	4,300	238,908
Ambassadors International	2,500	83,150
American Ecology Corp.	3,300	70,686
American Reprographics Co.*	6,000	184,740
Amper Corp.	300	14,265
Barrett Business Services, Inc.	2,600	67,158
Bowne & Co., Inc.	7,200	140,472
Brady Corp., Class A	9,313	345,885
Casella Waste Systems, Inc., Class A*	4,600	49,588
CBIZ, Inc.*	9,600	70,560
CDI Corp.	2,800	90,160
Cenveo, Inc.*	10,800	250,452
Clean Harbors, Inc.*	3,600	177,912
CompX International, Inc.	200	3,700
Comsys IT Partners, Inc.*	4,600	104,926
Consolidated Graphics, Inc.*	2,100	145,488
Cornell Cos., Inc.*	2,400	58,944
CoStar Group, Inc.*	3,900	206,232
CRA International, Inc.*	3,100	149,420
Deluxe Corp.	10,500	426,405
Diamond Management & Technology Consultants, Inc.	5,700	75,240
Ennis, Inc.	4,500	105,840
Exponet, Inc.*	3,700	82,769
First Advantage Corp., Class A*	2,000	46,020
FTI Consulting, Inc.*	8,200	311,846
Fuel Tech, Inc.*	2,700	92,475
G & K Services, Inc., Class A	4,300	169,893
Geo Group, Inc. (The)*	10,200	296,820
Healthcare Services Group, Inc.	6,100	179,950
Herman Miller, Inc.	13,800	436,080
Hudson Highland Group, Inc.*	6,100	130,479
Huron Consulting Group, Inc.*	3,800	277,438
ICT Group, Inc.*	1,600	29,936
IHS, Inc., Class A*	5,600	257,600
IKON Office Solutions, Inc.	21,500	335,615
Interface, Inc.	11,000	207,460
Kelly Services, Inc.	5,100	140,046
Kenexa Corp.*	5,700	214,947
Kforce, Inc.*	7,200	115,056
Knoll, Inc.	8,700	194,880
Korn/ Ferry International*	8,600	225,836
Labor Ready, Inc.*	9,400	217,234
Layne Christensen Co.*	3,400	139,230
LECG Corp.*	6,300	95,193
M & F Worldwide Corp.*	2,400	159,792
Manhattan Associates, Inc.*	5,400	150,714
McGrath Rentcorp	4,000	134,760
Mine Safety Appliances Co.	5,400	236,304
Mobile Mini, Inc.*	8,300	242,360
Multi-Color Corp.	1,300	51,103
Navigant Consulting, Inc.*	11,600	215,296
Odyssey Marine Exploration, Inc.*	11,800	70,918
On Assignment, Inc.*	9,100	97,552
PeopleSupport, Inc.*	4,800	54,480
PHH Corp.*	10,400	324,584
Pike Electric Corp.*	3,600	80,568
Resources Connection, Inc.*	10,900	361,662
Rollins, Inc.	5,700	129,789
SAIC, Inc.*	20,000	361,400
Schawk, Inc., Class A	3,000	60,060
School Specialty, Inc.*	4,600	163,024
Spherion Corp.*	11,400	107,046
Standard Parking Corp.*	500	17,565
Standard Register Co.	2,900	33,060
Steiner Leisure Ltd. — BS*	2,800	137,536
Taleo Corp., Class A*	4,400	99,132
Team, Inc.*	1,500	67,455
TeleTech Holdings, Inc.*	7,800	253,344
Tetra Technology, Inc.*	13,200	284,460
United Stationers, Inc.*	6,100	406,504
Viad Corp.	4,100	172,897
Volt Information Sciences, Inc.*	2,800	51,632
Waste Connections, Inc.*	14,600	441,504
Waste Industries U.S.A., Inc.	600	20,484
Waste Services, Inc.*	3,900	47,385
Watson Wyatt Worldwide, Inc.	8,200	413,936

		13,326,537

Communications Equipment (2.4%)
3COM Corp.*	85,100	351,463
Acme Packet, Inc.*	2,700	31,023
Adtran, Inc.	13,200	342,804
Anaren, Inc.*	4,200	73,962
Andrew Corp.*	33,700	486,628
Arris Group, Inc.*	22,000	386,980
Avanex Corp.*	26,800	48,240

10

Common Stock (continued)

	Shares or
	Principal Amount	Value

Communications Equipment (continued)
Avocent Corp.*	11,200	$324,912
Bel Fuse, Inc., Class B	2,400	81,672
Bigband Networks, Inc.*	1,100	14,421
Black Box Corp.	3,500	144,830
C-COR, Inc.*	10,400	146,224
Comtech Group, Inc.*	3,500	57,785
Comtech Telecommunications Corp.*	5,300	246,026
Digi International, Inc.*	3,700	54,538
Ditech Networks, Inc.*	6,300	51,597
Dycom Industries, Inc.*	8,200	245,836
EMS Technologies*	3,100	68,386
Extreme Networks, Inc.*	25,600	103,680
Finisar Corp.*	48,600	183,708
Foundry Networks, Inc.*	29,200	486,472
Harmonic, Inc.*	16,000	141,920
Harris Stratex Networks, Inc., Class A*	4,300	77,314
Inter-Tel, Inc.	4,500	107,685
Interactive Intelligence, Inc.*	1,500	30,900
InterDigital Communications Corp.*	10,300	331,351
Ixia*	7,100	65,746
Loral Space & Communications, Inc.*	1,900	93,632
MasTec, Inc.*	6,900	109,158
MRV Communications, Inc.*	25,600	83,200
Netgear, Inc.*	7,600	275,500
Network Equipment Technologies, Inc.*	3,100	29,574
Ntelos Holding Corp.	5,200	143,728
Oplink Communications, Inc.*	4,500	67,500
OpNext, Inc.*	2,100	27,804
Optium Corp.*	1,300	16,445
Orbcomm, Inc.*	3,900	63,999
Packeteer, Inc.*	9,500	74,195
Plantronics, Inc.	9,700	254,334
Polycom, Inc.*	18,500	621,600
Powerwave Technologies, Inc.*	26,300	176,210
Seachange International, Inc.*	3,100	24,056
Sirenza Microdevices, Inc.*	7,900	93,773
Sonus Networks, Inc.*	49,600	422,592
Sycamore Networks, Inc.*	29,400	118,188
Symmetricom, Inc.*	9,400	78,960
Tekelec*	12,800	184,576
U.T. Starcom, Inc.*	21,900	122,859
ViaSat, Inc.*	4,900	157,290

		7,925,276

Computers & Peripherals (1.0%)
Adaptec, Inc.*	24,200	92,202
Avid Technology, Inc.*	8,900	314,615
Cray, Inc.*	9,400	71,722
Electronics for Imaging, Inc.*	12,600	355,572
Emulex Corp.*	15,900	347,256
Gateway, Inc.*	61,900	98,421
Hurco Co., Inc.*	700	34,986
Hutchinson Technology, Inc.*	6,400	120,384
Hypercom Corp.*	14,100	83,331
Imation Corp.	7,100	261,706
Immersion Corp.*	6,900	103,362
Integral Systems, Inc.	1,400	34,034
Intermec, Inc.*	11,000	278,410
Komag, Inc.*	6,500	207,285
LivePerson, Inc.*	4,200	22,470
Palm, Inc.*	20,900	334,609
Quantum Corp.*	32,400	102,708
Rackable Systems, Inc.*	7,500	92,700
Rimage Corp.*	1,400	44,226
Silicon Graphics, Inc.*	500	13,270
Smart Modular Technologies — KY*	8,600	118,336
STEC, Inc.*	3,300	21,219
Stratasys, Inc.*	2,400	112,752
Synaptics, Inc.*	5,700	204,003

		3,469,579

Construction & Engineering (0.9%)
Aecom Technology Corp.*	7,000	173,670
Comfort Systems U.S.A., Inc.	8,300	117,694
Emcor Group, Inc.*	6,400	466,560
Granite Construction, Inc.	7,300	468,514
Infrasource Services, Inc.*	7,500	278,250
Insituform Technologies, Inc.*	6,800	148,308
Integrated Electrical Services, Inc.*	3,400	112,098
Perini Corp.*	5,200	319,956
Walter Industries, Inc.	9,600	278,016
Washington Group International, Inc.*	5,900	472,059

		2,835,125

Construction Materials (0.2%)
Headwaters, Inc.*	9,000	155,430
Michael Baker Corp.*	2,100	78,015
Texas Industries, Inc.	5,460	428,119
U.S. Concrete, Inc.*	6,900	59,961

		721,525

 11

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	12,600	$223,524
Advanta Corp., Class B	7,350	228,879
Cash America International, Inc.	6,200	245,830
CompuCredit Corp.*	4,100	143,582
Credit Acceptance Corp*	1,000	26,830
Dollar Financial Corp.*	3,900	111,150
EZCORP, Inc., Class A*	7,500	99,300
First Cash Financial Services, Inc.*	6,100	142,984
Nelnet, Inc.	2,500	61,100
Q.C. Holdings, Inc.	200	3,000
World Acceptance Corp.*	4,000	170,920

		1,457,099

Consumer Goods (0.4%)
1-800-Flowers.Com, Inc.*	7,000	66,010
American Dairy, Inc.*	200	3,732
CEC Entertainment, Inc.*	5,800	204,160
Central Garden & Pet Co.*	14,100	165,393
Helen of Troy Ltd. — BR*	7,100	191,700
Jamba, Inc.*	13,200	120,648
Jo-Ann Stores, Inc.*	5,200	147,836
Nexcen Brands, Inc.*	6,700	74,638
Tempur-Pedic International, Inc.	15,600	404,040

		1,378,157

Containers & Packaging (0.5%)
AEP Industries*	1,300	58,513
AptarGroup, Inc.	14,300	508,508
Chesapeake Corp.	4,000	50,280
Graphic Packaging Corp.*	11,700	56,628
Greif, Inc.	6,300	375,543
Myers Industries, Inc.	5,700	126,027
Rock-Tenn Co.	6,700	212,524
Silgan Holdings, Inc.	5,000	276,400

		1,664,423

Distributors (0.2%)
Audiovox Corp.*	3,400	44,098
Beijing Med-Pharm Corp.*	7,400	78,958
Building Materials Holding Corp.	5,900	83,721
Core-Mark Holding Co., Inc.*	1,900	68,362
Keystone Automotive Industries, Inc.*	3,300	136,521
MWI Veterinary Supply, Inc.*	1,700	67,813
Scansource, Inc.*	5,200	166,348
Source Interlink Cos., Inc.*	11,300	56,274

		702,095

Diversified Consumer Services (1.2%)
Bright Horizons Family Solutions, Inc.*	5,300	206,223
Capella Education Co.*	1,600	73,648
Coinmach Service Corp.	3,400	44,982
Coinstar, Inc.*	5,800	182,584
Corinthian Colleges, Inc.*	19,700	320,913
CPI Corp.	700	48,650
DeVry, Inc.	12,200	415,044
Home Solutions of America, Inc.*	8,200	49,036
INVESTools, Inc.*	12,700	126,492
Jackson Hewitt Tax Service, Inc.	6,500	182,715
Matthews International Corp., Class A	6,400	279,104
Premier Exhibitions, Inc.*	7,200	113,472
Prepaid Depot, Inc.*	2,200	141,482
Regis Corp.	9,800	374,850
Sotheby’s Holdings, Inc.	13,300	612,066
Stewart Enterprises, Inc., Class A	22,900	178,391
Strayer Education, Inc.	3,200	421,472
Universal Technical Institute, Inc.*	4,500	114,255
Vertrue, Inc.*	1,500	73,170

		3,958,549

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.	2,500	44,250
Assured Guaranty Ltd. — BR	12,600	372,456
ASTA Funding, Inc.	2,800	107,604
Compass Diversified Trust	5,500	98,065
Encore Capital Group, Inc.*	5,100	63,648
Epoch Holding Corp.*	3,400	45,526
Financial Federal Corp.	5,400	161,028
GFI Group, Inc.*	3,200	231,936
Interactive Brokers Group, Inc., Class A*	9,100	246,883
International Securities Exchange Holdings, Inc.	7,500	490,125
Ladenburg Thalmann Financial*	11,500	26,450
Newstar Financial, Inc.*	1,200	17,076
Portfolio Recovery Associates, Inc.	3,700	222,074
Primus Guaranty Ltd. — BR*	6,700	71,824
Prospect Energy Corp.	4,500	78,615
Resource America, Inc., Class A	2,400	49,464
U.S. Global Investors, Inc, Class A	3,200	72,544
W.P. Stewart & Co. Ltd. — BR	1,600	17,424

		2,416,992

12

Common Stock (continued)

	Shares or
	Principal Amount	Value

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Holdings, Inc.	10,000	$158,400
Aruba Networks, Inc.*	400	8,040
Atlantic Tele-Network, Inc.	2,300	65,872
Cbeyond, Inc.*	3,700	142,487
Cincinnati Bell, Inc.*	50,000	289,000
Cognet Communications Group, Inc.*	9,300	277,791
CT Communications, Inc.	4,100	125,091
Eschelon Telecom, Inc.*	2,200	65,120
Fairpoint Communications, Inc.	6,700	118,925
General Communication, Inc.*	10,800	138,348
Globalstar, Inc.*	3,400	35,190
Golden Telecom, Inc.	3,200	176,032
IDT Corp.	9,500	98,040
Iowa Telecommunications Services, Inc.	7,400	168,202
North Pittsburgh Systems, Inc.	4,400	93,500
PAETEC Holding Corp.*	14,200	160,318
Premiere Global Services, Inc.*	13,700	178,374
Shenandoah Telecommunications Co.	900	45,747
SureWest Communications	2,300	62,652
Time Warner Telecom, Inc.*	30,400	611,040
Vonage Holdings Corp.*	12,800	39,808

		3,057,977

Electric Utilities (0.9%)
Allete, Inc.	5,200	244,660
Central Vermont Public Service	1,800	67,824
Cleco Corp.	12,900	316,050
El Paso Electric Co.*	10,500	257,880
Empire District Electric Co.	6,300	140,931
IDACORP, Inc.	9,900	317,196
ITC Holdings Corp.	7,800	316,914
MGE Energy, Inc.	3,300	107,811
Otter Tail Co.	5,300	169,971
Portland General Electric Co.	6,200	170,128
UIL Holdings Corp.	5,400	178,740
UniSource Energy Corp.	7,400	243,386
Westar Energy, Inc.	19,200	466,176

		2,997,667

Electrical Equipment (1.3%)
A.O. Smith Corp.	4,200	167,538
Acuity Brands, Inc.	9,100	548,548
American Superconductor Corp.*	7,000	135,170
Baldor Electric Co.	9,200	453,376
Belden CDT, Inc.	9,100	503,685
Encore Wire Corp.	5,600	164,864
Energy Conversion Devices, Inc.*	8,000	246,560
EnerSys*	6,000	109,800
Evergreen Solar, Inc.*	17,800	165,540
Franklin Electric Co., Inc.	3,900	184,002
FuelCell Energy, Inc.*	14,400	114,048
Genlyte Group, Inc.*	5,700	447,678
Graftech International Ltd.*	20,100	338,484
Lamson & Sessions Co.*	2,900	77,053
LSI Industries, Inc.	4,900	87,710
Medis Technologies, Inc.*	4,300	63,167
Powell Industries, Inc.*	1,600	50,816
Power-One, Inc.*	14,200	56,516
Preformed Line Products Co.	1,000	48,010
Regal-Beloit Corp.	6,500	302,510
Superior Essex, Inc.*	4,100	153,135
Vicor Corp.	2,800	37,044

		4,455,254

Electronic Equipment & Instruments (2.2%)
Acacia Research — Acacia Technologies*	7,400	119,584
Aeroflex, Inc.*	14,527	205,847
Agilysys, Inc.	7,300	164,250
Anixter International, Inc.*	6,400	481,344
Benchmark Electronics, Inc.*	13,300	300,846
Brightpoint, Inc.*	11,100	153,069
Checkpoint Systems, Inc.*	8,000	202,000
Cogent Communications Group, Inc.*	7,800	114,582
Cognex Corp.	8,900	200,339
Coherent, Inc.*	6,300	192,213
Color Kinetics, Inc.*	3,600	120,276
CPI International, Inc.*	200	3,966
CTS Corp.	6,600	83,556
Daktronics, Inc.	7,600	163,248
DTS, Inc.*	3,700	80,549
Echelon Corp.*	6,000	93,780
Electro Scientific Industries, Inc.*	7,200	149,760
Excel Technology, Inc.*	3,000	83,820
Faro Technologies, Inc.*	2,200	70,092
FLIR Systems, Inc.*	14,100	652,125
Insight Enterprises, Inc.*	9,800	221,186
IPG Photonics Corp.*	1,000	19,950
Itron, Inc.*	6,470	504,272
Kemet Corp.*	15,700	110,685
L-1 Identity Solutions, Inc.*	12,000	245,400

 13

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments (continued)
Littlefuse, Inc.*	4,600	$155,342
LoJack Corp.*	3,900	86,931
Measurement Specialties, Inc.*	2,200	52,096
Mercury Computer Systems, Inc.*	4,500	54,900
Methode Electronics	9,000	140,850
MTS Systems Corp.	4,200	187,614
Multi-Fineline Electronix, Inc.*	1,000	17,160
Newport Corp.*	8,900	137,772
On2 Technologies, Inc.*	30,100	90,300
OSI Systems, Inc.*	3,200	87,520
Oyo Geospace Corp.*	1,100	81,609
P.C. Connection, Inc.*	100	1,324
Park Electrochemical Corp.	4,200	118,356
Plexus Corp.*	9,400	216,106
RadiSys Corp.*	4,400	54,560
Rofin-Sinar Technologies, Inc.*	3,100	213,900
Rogers Corp.*	3,600	133,200
Stoneridge, Inc.*	1,100	13,574
Synnex Corp.*	2,000	41,220
Technitrol, Inc.	7,300	209,291
TTM Technologies, Inc.*	9,200	119,600
Universal Display Corp.*	6,300	98,973
X-Rite, Inc.	5,900	87,143
Zygo Corp.*	2,800	40,012

		7,176,092

Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*	4,600	105,754
Atwood Oceanics, Inc.*	5,500	377,410
Basic Energy Services, Inc.*	7,100	181,547
Bristow Group, Inc.*	4,100	203,155
Bronco Drilling Co., Inc.*	5,200	85,332
Cal Dive International, Inc.*	2,600	43,238
Carbo Ceramics, Inc.	4,100	179,621
Complete Production Services*	7,400	191,290
Dawson Geophysical Co.*	2,000	122,920
Drill-Quip, Inc.*	4,700	211,265
ENGlobal Corp.*	3,600	43,740
Exide Technologies*	9,800	91,140
Grey Wolf, Inc.*	41,200	339,488
Hanover Compressor Co.*	18,700	445,995
Hercules Offshore, Inc.*	5,300	171,614
Horizon Offshore, Inc.*	5,500	105,600
Input/ Output, Inc.*	14,000	218,540
Lufkin Industries	3,000	193,650
Matrix Service Corp.*	5,700	141,645
NATCO Group, Inc., Class A*	3,500	161,140
Newpark Resources, Inc.*	18,200	141,050
Oil States International, Inc.*	9,500	392,730
Parker Drilling Co.*	22,500	237,150
PHI, Inc.*	3,800	113,202
Pioneer Drilling Co.*	10,000	149,100
RPC Energy Services, Inc.	6,500	110,760
Sulphco, Inc.*	5,000	18,050
Superior Offshore International, Inc.*	800	14,560
Superior Well Services, Inc.*	3,200	81,312
T-3 Energy Services, Inc.*	1,100	36,795
Trico Marine Services, Inc.*	2,400	98,112
Union Drilling, Inc.*	1,700	27,914
Universal Compression Holdings, Inc.*	6,100	442,067
W-H Energy Services, Inc.*	6,600	408,606
Willbros Group, Inc. — PA*	4,500	133,560

		6,019,052

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	3,800	172,254
Benihana, Inc.*	1,200	24,000
Cal-Maine Foods, Inc.	3,900	63,882
Carrols Restaurant Group, Inc.*	800	12,200
Casey’s General Stores, Inc.	10,300	280,778
Central European Distribution Corp.*	7,200	249,264
Great Atlantic & Pacific Tea Co., Inc.*	4,500	150,930
Ingles Markets, Inc., Class A	2,900	99,905
Longs Drug Stores Corp.	6,700	351,884
Nasch-Finch Co.	3,200	158,400
Pantry, Inc.*	4,600	212,060
Pathmark Stores, Inc.*	8,800	114,048
Performance Food Group Co.*	7,100	230,679
PriceSmart, Inc.	1,700	42,041
Ruddick Corp.	8,300	249,996
Spartan Stores, Inc.	5,200	171,132
Topps Co., Inc.	8,800	92,488
United Natural Foods, Inc.*	9,700	257,826
Village Super Market, Inc., Class A	600	28,686
Weis Markets, Inc.	2,500	101,275
Wild Oats Markets, Inc.*	6,700	112,292
Winn-Dixie Stores, Inc.*	6,200	181,660

		3,357,680

Food Products (0.9%)
Alico, Inc.	600	36,594
Chiquita Brands International, Inc.*	9,400	178,224

14

Common Stock (continued)

	Shares or
	Principal Amount	Value

Food Products (continued)
Farmer Brothers Co.	500	$11,315
Flowers Foods, Inc.	10,300	343,608
Fresh Del Monte Produce, Inc. — KY	4,500	112,725
Green Mountain Coffee, Inc.*	1,500	118,110
Hain Celestial Group, Inc.*	6,900	187,266
Imperial Sugar Co.	2,400	73,896
J & J Snack Foods Corp.	2,000	75,480
Lancaster Colony Corp.	4,600	192,694
Lance, Inc.	6,300	148,428
Maui Land & Pineapple Co., Inc.*	900	33,057
Peet’s Coffee & Tea, Inc.*	4,000	98,520
Pilgrim’s Pride Corp.	7,900	301,543
Ralcorp Holding, Inc.*	6,000	320,700
Reddy Ice Holdings, Inc.	4,000	114,080
Sanderson Farms, Inc.	4,000	180,080
Seaboard Corp.	44	103,180
Tootsie Roll Industries, Inc.	7,100	196,741
Treehouse Foods, Inc.*	5,700	151,677

		2,977,918

Gas Distribution (0.1%)
Piedmont Natural Gas Co., Inc.	15,100	372,215
Semco Energy, Inc.*	2,900	22,533

		394,748

Gas Utilities (0.6%)
Cascade Natural Gas Corp.	2,800	73,948
EnergySouth, Inc.	1,700	86,700
Laclede Group, Inc. (The)	4,000	127,520
New Jersey Resources Corp.	6,100	311,222
NICOR, Inc.	9,800	420,616
Northwest Natural Gas Co.	6,100	281,759
South Jersey Industries, Inc.	6,700	237,046
Southwest Gas Corp.	7,600	256,956
WGL Holdings, Inc.	9,800	319,872

		2,115,639

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	4,600	95,956
ABIOMED, Inc.*	5,500	59,290
Accuray, Inc.*	2,200	48,796
Align Technology, Inc.*	12,000	289,920
American Medical Systems Holdings, Inc.*	15,900	286,836
Analogic Corp.	3,200	235,232
Angiodynamics, Inc.*	4,200	75,642
Arrow International, Inc.	5,100	195,228
Arthrocare Corp.*	6,300	276,633
Aspect Medical Systems, Inc.*	4,900	73,304
Cantel Medical Corp.*	900	15,309
Conceptus, Inc.*	7,200	139,464
CONMED Corp.*	6,800	199,104
Cutera, Inc.*	1,900	47,348
Cyberonics, Inc.*	4,500	75,690
Cynosure, Inc.*	2,200	80,146
D.J. Orthopedics, Inc.*	4,800	198,096
Datascope Corp.	2,800	107,184
ev3, Inc.*	2,100	35,448
Foxhollow Technologies*	4,000	84,960
Greatbatch, Inc.*	3,500	113,400
Haemonetics Corp.*	5,900	310,399
Hansen Medical, Inc.*	1,900	35,891
Hologic, Inc.*	10,900	602,879
I-Flow Corp.*	4,100	68,634
ICU Medical, Inc.*	3,400	145,996
Immucor, Inc.*	13,800	385,986
Integra LifeSciences Holdings*	4,300	212,506
Invacare Corp.	5,800	106,314
Inverness Medical Innovations, Inc.*	8,900	454,078
Kensey Nash Corp.*	2,400	64,344
Kyphon, Inc.*	9,800	471,870
LifeCell Corp.*	6,800	207,672
Matria Healthcare, Inc.*	4,300	130,204
Medical Action Industries, Inc.*	2,800	50,568
Mentor Corp.	8,300	337,644
Meridian Bioscience, Inc.	7,350	159,201
Merit Medical Systems, Inc.*	5,300	63,388
Micrus Endovascular Corp.*	4,000	98,400
Natus Medical, Inc.*	5,800	92,336
Northstar Neuroscience, Inc.*	2,200	25,586
Nuvasive, Inc.*	7,000	189,070
NxStage Medical, Inc.*	5,900	76,287
Orasure Technologies, Inc.*	9,300	76,074
Palomar Medical Technologies, Inc.*	3,700	128,427
PolyMedica Corp.	5,200	212,420
Quidel Corp.*	5,800	101,848
Sirona Dental Systems, Inc.*	3,400	128,622
SonoSite, Inc.*	3,700	116,291
Spectranetics Corp.*	8,700	100,224
Stereotaxis, Inc.*	4,600	60,076
Steris Corp.	12,300	376,380
Surmodics, Inc.*	3,800	190,000
Symmetry Medical, Inc.*	6,700	107,267
Thoratec Corp.*	12,100	222,519
Tomotherapy, Inc.*	1,000	21,920
Ventana Medical Systems, Inc.*	6,400	494,528

 15

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Vital Signs, Inc.	1,600	$88,880
Volcano Corp.*	3,700	74,777
West Pharmaceutical Services, Inc.	6,600	311,190
Wright Medical Group, Inc.*	7,000	168,840
Zoll Medical Corp.*	4,200	93,702

		10,096,224

Health Care Providers & Services (2.2%)
Air Methods Corp.*	2,700	99,009
Alliance Imaging, Inc.*	2,500	23,475
Amedisys, Inc.*	6,100	221,613
American Dental Partners*	3,600	93,492
Amerigroup Corp.*	10,700	254,660
AMN Healthcare Services, Inc.*	7,000	154,000
Amsurg Corp.*	6,200	149,668
Animal Health International, Inc.*	800	11,592
Apria Healthcare Group, Inc.*	8,800	253,176
Assisted Living Concepts, Inc.*	9,600	102,240
Capital Senior Living Corp.*	2,100	19,782
Centene Corp.*	8,800	188,496
Chemed Corp.	5,100	338,079
CorVel Corp.*	1,900	49,666
Cross Country Healthcare, Inc.*	6,700	111,756
CryoLife, Inc.*	3,000	39,030
Emergency Medical Services*	1,300	50,869
Emeritus Co.*	500	15,490
Genesis HealthCare Corp.*	4,000	273,680
Gentiva Health Services, Inc.*	6,200	124,372
HealthExtras, Inc.*	6,000	177,480
Healthsouth Corp.*	17,000	307,870
Healthspring, Inc.*	7,900	150,574
Healthways, Inc.*	7,700	364,749
HMS Holdings Corp.*	3,100	59,334
Hythiam, Inc.*	8,800	76,120
InVentiv Health, Inc.*	6,300	230,643
Kindred Healthcare, Inc.*	6,100	187,392
Landauer, Inc.	1,700	83,725
LCA-VISION, Inc.	4,200	198,492
LHC Group, Inc.*	2,900	75,980
Magellan Health Services, Inc.*	7,900	367,113
Medcath Corp.*	2,800	89,040
Molina Healthcare, Inc.*	2,000	61,040
National Healthcare Corp.	900	46,440
Nighthawk Radiology Holdings, Inc.*	3,100	55,955
Odyssey Healthcare, Inc.*	7,700	91,322
Option Care, Inc.	6,500	100,100
Owens & Minor, Inc.	8,600	300,484
Providence Service Corp.*	2,600	69,472
PSS World Medical, Inc.*	14,000	255,080
Psychiatric Solutions, Inc.*	11,000	398,860
Radiation Therapy Services, Inc.*	3,700	97,458
RehabCare Group, Inc.*	3,500	49,840
Res-Care, Inc.*	5,300	112,042
Skilled Healthcare Group, Inc.*	6,200	96,162
Sun Healthcare Group, Inc.*	10,200	147,798
Sunrise Senior Living, Inc.*	9,000	359,910
Symbion, Inc.*	3,100	67,301
Visicu, Inc.*	4,000	36,600

		7,288,521

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	11,200	285,376
Computer Programs & Systems, Inc.	2,300	71,254
Digene Corp.*	3,900	234,195
Eclipsys Corp.*	8,600	170,280
GTx, Inc.*	2,200	35,618
Omicell, Inc.*	6,100	126,758
Phase Forward*	6,800	114,444
TriZetto Group, Inc. (The)*	9,100	176,176
Vital Images, Inc.*	3,200	86,912

		1,301,013

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*	6,400	110,656
Ambassadors Group, Inc.	4,100	145,673
Ameristar Casinos, Inc.	6,000	208,440
Applebee’s International, Inc.	16,400	395,240
Bally Technologies, Inc.*	10,300	272,126
BJ’s Restaurants, Inc.*	2,100	41,454
Bluegreen Corp.*	2,500	29,225
Bob Evans Farms, Inc.	7,300	269,005
Buffalo Wild Wings, Inc.*	3,600	149,724
California Pizza Kitchen, Inc.*	7,300	156,804
CBRL Group, Inc.	5,700	242,136
Chipotle Mexican Grill, Inc.*	6,200	487,506
Churchill Downs, Inc.	1,300	68,094
CKE Restaurants, Inc.	12,100	242,847
Denny’s Corp.*	23,800	105,910
Domino’s Pizza, Inc.	7,100	129,717
Dover Downs Gaming & Entertainment, Inc.	3,200	48,032
Gaylord Entertainment Co.*	8,100	434,484
Great Wolf Resorts, Inc.*	4,200	59,850
IHOP Corp.	3,300	179,619
Isle of Capri Casinos, Inc.*	3,200	76,672

16

Common Stock (continued)

	Shares or
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.*	6,320	$448,341
Krispy Kreme Doughnuts, Inc.*	13,100	121,306
Landry’s Restaurants, Inc.	3,400	102,884
LIFE TIME FITNESS, Inc.*	6,400	340,672
Lodgian, Inc.*	3,000	45,090
Magna Entertainment Corp., Class A*	8,100	23,652
Marcus Corp.	3,100	73,656
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,700	44,098
Monarch Casino & Resort, Inc.*	1,600	42,960
Morgans Hotel Group Co.*	4,100	99,958
Morton’s Restaurant Group, Inc.*	1,400	25,354
MTR Gaming Group, Inc.*	4,100	63,140
Multimedia Games, Inc.*	6,700	85,492
O’Charley’s, Inc.	5,300	106,848
P.F. Chang’s China Bistro, Inc.*	5,500	193,600
Papa John’s International, Inc.*	5,500	158,180
Pinnacle Entertainment, Inc.*	12,300	346,245
RARE Hospitality International, Inc.*	7,400	198,098
Red Robin Gourmet Burgers*	3,400	137,258
Riviera Holdings Corp.*	1,500	54,525
Ruby Tuesday, Inc.	11,000	289,630
Ruth’s Chris Steak House, Inc.*	3,800	64,562
Shuffle Master, Inc.*	8,400	139,440
Six Flags, Inc.*	16,100	98,049
Sonic Corp.*	14,900	329,588
Speedway Motorsports, Inc.	2,500	99,950
Steak n Shake Co. (The)*	4,500	75,105
Texas Roadhouse, Inc., Class A*	10,600	135,574
Town Sports International Holdings, Inc.*	2,600	50,232
Triarc Cos., Inc.	12,000	188,400
Trump Entertainment Resorts, Inc.*	7,700	96,635
Vail Resorts, Inc.*	6,000	365,220
WMS Industries, Inc.*	7,750	223,665

		8,720,621

Household Durables (1.0%)
American Greetings Corp., Class A	11,200	317,296
Avatar Holdings*	1,200	92,328
Beazer Homes U.S.A., Inc.	7,100	175,157
Blyth Industries, Inc.	5,400	143,532
Brookfield Homes Corp.	2,500	72,725
Champion Enterprises, Inc.*	15,500	152,365
CSS Industries, Inc.	1,600	63,376
Ethan Allen Interiors, Inc.	6,000	205,500
Furniture Brands International, Inc.	9,800	139,160
Hooker Furniture Corp.	2,200	49,368
Hovnanian Enterprises, Inc.*	7,600	125,628
iRobot Corp.*	1,900	37,715
Kimball International, Inc., Class B	5,100	71,451
La-Z-Boy, Inc.	9,300	106,578
Libbey, Inc.	2,000	43,140
Lifetime Brands, Inc.	3,300	67,485
M/I Homes, Inc.	3,200	85,120
Meritage Corp.*	5,300	141,775
National Presto Industries, Inc.	900	56,106
Palm Harbor Homes, Inc.*	2,000	28,300
Russ Berrie & Co., Inc.*	3,100	57,753
Sealy Corp.	7,000	115,640
Skyline Corp.	1,800	54,018
Standard Pacific Corp.	11,600	203,348
Syntax-Brillian Corp.*	7,500	36,900
Tarragon Realty Investors, Inc.*	1,200	10,152
Tupperware Corp.	12,400	356,376
Universal Electronics, Inc.*	2,900	105,328
WCI Communities, Inc.*	7,000	116,760

		3,230,380

Household Products (0.1%)
Spectrum Brands, Inc.*	9,900	67,023
WD-40 Co.	3,600	118,332

		185,355

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	1,900	71,592

		71,592

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	3,200	114,272
Sequa Corp., Class A*	1,200	134,400
Standex International Corp.	2,500	71,100
Tredegar Industries, Inc.	5,800	123,540

		443,312

Insurance (3.3%)
21st Century Insurance Group	7,000	153,020
Alfa Corp.	5,000	77,850
American Equity Investment Life Holding Co.	11,900	143,752
American Physicians Capital, Inc.*	2,700	109,350
Amerisafe, Inc.*	5,100	100,113
AmTrust Financial Services, Inc.	6,700	125,893
Argonaut Group, Inc.	6,800	212,228
Aspen Insurance Holdings Ltd. — BR	18,000	505,260

 17

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Baldwin & Lyons, Inc., Class B	1,600	$41,568
Bristol West Holdings, Inc.	2,100	46,977
Citizens, Inc.*	11,400	80,256
CNA Surety Corp.*	1,700	32,147
Commerce Group, Inc.	11,700	406,224
Crawford & Co., Class B	5,100	34,476
Darwin Professional Underwriters, Inc.*	1,600	40,272
Delphi Financial Group, Inc., Class A	8,800	368,016
Donegal Group, Inc., Class A	1,200	17,880
eHealth, Inc.*	3,800	72,542
EMC Insurance Group, Inc.	1,200	29,784
Employers Holdings, Inc.	10,800	229,392
Enstar Group Ltd.*	1,100	132,781
FBL Financial Group, Inc., Class A	2,100	82,572
First Acceptance Corp.*	1,800	18,288
First Mercury Financial Corp.*	4,000	83,880
Flagstone Reinsurance Holdings Ltd. — BR	300	3,996
FPIC Insurance Group, Inc.*	2,700	110,079
Great American Financial Resources, Inc.	1,800	43,542
Greenlight Capital Ltd.*	3,300	74,349
Harleysville Group, Inc.	2,200	73,392
Hilb, Rogal & Hamilton Co.	7,100	304,306
Horace Mann Educators Corp.	9,500	201,780
Independence Holding Co.	400	8,172
Infinity Property & Casualty Corp.	3,900	197,847
IPC Holdings Ltd. — BR	13,900	448,831
James River Group, Inc.	2,100	69,783
Kansas City Life Insurance Co.	200	9,304
LandAmerica Financial Group, Inc.	3,500	337,715
Max Re Capital Ltd.	13,300	376,390
Meadowbrook Insurance Group, Inc.*	5,300	58,088
Midland Co. (The)	2,000	93,880
Montpelier Re Holdings Ltd. — BR	20,800	385,632
National Financial Partners Corp.	7,600	351,956
National Interstate Corp.	2,200	57,376
National Western Life Insurance Co., Class A	300	75,876
Navigators Group, Inc. (The)*	3,300	177,870
Nymagic, Inc.	1,200	48,240
Odyssey Re Holdings Corp.	5,000	214,450
Ohio Casualty Corp.	12,900	558,699
Phoenix Co., Inc.	23,000	345,230
Platinum Underwriters Holdings Ltd. — BR	11,200	389,200
PMA Capital Corp., Class A*	6,600	70,554
Presidential Life Corp.	6,000	117,960
ProAssurance Corp.*	6,700	372,989
PXRE Corp. — BR*	6,000	27,840
Ram Holdings Ltd. — BR*	1,800	28,350
RLI Corp.	4,300	240,585
Safety Insurance Group, Inc.	3,300	136,620
Scottish Re Group Ltd.*	9,600	46,944
Seabright Insurance Holdings*	6,000	104,880
Security Capital Assurance Ltd.	3,700	114,219
Selective Insurance Group, Inc.	12,300	330,624
State Auto Financial Corp.	2,000	61,300
Stewart Information Services Corp.	3,500	139,405
Tower Group, Inc.	5,000	159,500
United America Indemnity Ltd.*	3,700	92,019
United Fire & Casualty Corp.	3,700	130,906
Universal American Financial Corp.*	7,900	168,112
Zenith National Insurance Co.	7,300	343,757

		10,847,068

Internet & Catalog Retail (0.6%)
1-800 Contacts, Inc.*	400	9,384
Blue Nile, Inc.*	3,100	187,240
FTD Group, Inc.	2,100	38,661
Gaiam, Inc.*	3,500	63,805
GSI Commerce, Inc.*	5,000	113,550
Knot, Inc. (The)*	6,600	133,254
Netflix, Inc.*	9,500	184,205
Overstock.com, Inc.*	3,300	60,291
PetMed Express, Inc.*	5,700	73,188
Priceline.com, Inc.*	7,300	501,802
Shutterfly, Inc.*	2,000	43,100
Stamps.com, Inc.*	5,100	70,278
Systemax, Inc.	2,100	43,701
ValueVision International, Inc., Class A*	6,200	70,184
VistaPrint Ltd. — BR*	8,100	309,825

		1,902,468

Internet Software & Services (2.2%)
Ariba, Inc.*	16,100	159,551
Art Technology Group, Inc.*	19,900	52,934
Asiainfo Holdings, Inc.*	4,100	39,770
Bankrate, Inc.*	2,300	110,216
Blue Coat Systems, Inc.*	2,800	138,656
CMGI, Inc.*	99,900	194,805
CNET Networks, Inc.*	33,500	274,365
Cybersource Corp.*	4,700	56,682

18

Common Stock (continued)

	Shares or
	Principal Amount	Value

Internet Software & Services (continued)
Dealertrack Holdings, Inc.*	6,000	$221,040
Digital River, Inc.*	8,100	366,525
DivX, Inc.*	3,800	57,000
EarthLink, Inc.*	28,600	213,642
eCollege.com, Inc.*	3,400	75,650
Equinix, Inc.*	6,400	585,408
Global Crossing Ltd. — BR*	5,900	111,392
Greenfield Online*	6,000	95,460
Ibasis, Inc.*	4,500	45,225
Imergent, Inc.	1,600	39,136
Infospace, Inc.	7,000	162,470
Internap Network Services*	8,300	119,686
Internet Capital Group, Inc.*	6,400	79,360
Interwoven, Inc.*	8,900	124,956
iPass, Inc.*	9,300	50,406
J2 Global Communications, Inc.*	10,000	349,000
Keynote Systems, Inc.*	1,300	21,320
Liquidity Services, Inc.*	2,100	39,438
Loopnet, Inc.*	4,400	102,652
Marchex, Inc., Class B	4,100	66,912
NIC, Inc.	4,600	31,464
Omniture, Inc.*	6,700	153,564
Online Resources & Communications Corp.*	7,500	82,350
Openwave Systems, Inc.	17,300	108,298
Opsware, Inc.*	20,000	190,200
Perficient, Inc.*	5,900	122,130
RealNetworks, Inc. (b) (c)*	20,600	168,302
S1 Corp.*	13,800	110,262
Savvis, Inc.*	5,500	272,305
Smith Micro Software, Inc.*	6,000	90,360
Sohu.com, Inc.*	5,500	175,945
SonicWALL, Inc.*	11,600	99,644
Switch & Data, Inc.*	2,000	38,380
Synchronoss Technologies, Inc.*	3,000	88,020
Techtarget*	100	1,285
Terremark Worldwide, Inc.*	12,900	83,205
TheStreet.com, Inc.	4,200	45,696
Travelzoo, Inc.*	900	23,931
United Online, Inc.	13,500	222,615
ValueClick, Inc.*	20,200	595,092
Vignette Corp.*	7,400	141,784
Visual Sciences, Inc.*	4,100	63,427
Vocus, Inc.*	3,500	87,885
Websense, Inc.*	9,100	193,375

		7,143,176

IT Services (1.6%)
Authorize.Net Holdings, Inc.*	7,100	127,019
Bearingpoint, Inc.*	38,800	283,628
BISYS Group, Inc. (The)*	24,500	289,835
CACI International, Inc., Class A*	6,200	302,870
Cass Information Systems, Inc.	400	14,504
Ciber, Inc.*	11,000	89,980
Covansys Corp.*	5,600	190,008
CSG Systems International, Inc.*	10,000	265,100
eFunds Corp.*	10,100	356,429
Enernoc, Inc.*	200	7,626
Euronet Worldwide, Inc.*	9,250	269,730
Exlservice Holdings, Inc.*	3,500	65,590
Forrester Research, Inc.*	3,000	84,390
Gartner, Inc. *	13,900	341,801
Gevity HR, Inc.	6,200	119,846
Global Cash Access, Inc.*	6,900	110,538
Heartland Payment Systems, Inc.	2,000	58,660
iGATE Corp.*	1,800	14,436
Infocrossing, Inc.*	6,000	110,820
infoUSA, Inc.	5,600	57,232
Isilon Systems, Inc.*	200	3,084
Lionbridge Technologies, Inc.*	12,200	71,858
ManTech International Corp.*	3,100	95,573
Maximus, Inc.	4,400	190,872
MPS Group, Inc.*	20,700	276,759
Ness Technologies, Inc.*	6,500	84,565
Perot Systems Corp., Class A*	16,400	279,456
RightNow Technologies, Inc.*	3,600	59,076
Safeguard Scientifics, Inc.*	18,800	52,828
Sapient Corp.*	16,500	127,545
SI International, Inc.*	3,500	115,570
SRA International, Inc.*	7,400	186,924
Sykes Enterprises, Inc.*	6,500	123,435
Syntel, Inc.	2,400	72,936
TNS, Inc.	5,500	79,255
Tyler Technologies, Inc.*	7,900	98,039
Wright Express Corp.*	7,500	257,025

		5,334,842

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.	3,600	71,280
Callaway Golf Co.	16,100	286,741
Gander Mountain Co.*	2,700	30,645
JAKKS Pacific, Inc.*	5,700	160,398
K2, Inc.*	10,000	151,900
Leapfrog Enterprises, Inc.*	5,800	59,450
Marine Products Corp.	900	7,407
Marvel Entertainment, Inc.*	9,800	249,704

 19

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Leisure Equipment & Products (continued)
Nautilus Group, Inc. (The)	8,200	$98,728
Oakley, Inc.	4,200	119,280
Polaris Industries, Inc.	7,800	422,448
RC2 Corp.*	4,200	168,042
Smith & Wesson Holding Corp.*	6,600	110,550
Steinway Musical Instruments, Inc.	1,600	55,344
Sturm Ruger & Co., Inc.*	3,000	46,560

		2,038,477

Life Sciences Tools & Services (0.8%)
Advanced Magnetics, Inc.*	2,500	145,400
Affymetrix, Inc.*	14,000	348,460
Albany Molecular Research*	6,400	95,040
Bruker Bioscience Corp.*	10,700	96,407
Dionex Corp.*	3,800	269,762
Enzo Biochem, Inc.*	5,300	79,235
Eresearch Technology, Inc.*	8,400	79,884
Illumina, Inc.*	10,800	438,372
Kendle International, Inc.*	2,800	102,956
Luminex Corp.*	5,400	66,474
PAREXEL International Corp.*	6,400	269,184
Pharmanet Development Group, Inc.*	3,800	121,144
PRA International*	4,000	101,200
Valhi, Inc.	1,400	22,820
Varian, Inc.*	6,800	372,844
Verenium Corp.*	6,900	34,983

		2,644,165

Machinery (2.6%)
3D Systems Corp.*	4,000	99,480
Accuride Corp.*	3,500	53,935
Actuant Corp.	5,500	346,830
Albany International Corp., Class A	5,600	226,464
Altra Holdings, Inc.*	600	10,368
American Railcar Industries, Inc.	1,300	50,700
American Science & Engineering, Inc.*	1,800	102,330
Ampco-Pittsburgh Corp.	1,500	60,135
Astec Industries, Inc.*	3,800	160,436
ASV, Inc.*	4,100	70,848
Badger Meter, Inc.	2,600	73,476
Barnes Group, Inc.	9,300	294,624
Briggs & Stratton Corp.	10,300	325,068
Bucyrus International, Inc., Class A	7,200	509,616
Cascade Corp.	2,400	188,256
Chart Industries, Inc.*	3,600	102,384
Circor International, Inc.	2,500	101,075
Clarcor, Inc.	11,300	422,959
Columbus McKinnon Corp.*	4,100	132,020
Commercial Vehicle Group, Inc.*	3,000	55,890
Dynamic Materials Corp.	2,400	90,000
Enpro Industries, Inc.*	3,900	166,881
ESCO Technologies, Inc.*	5,500	199,430
Federal Signal Corp.	9,700	153,842
Flow International Corp.*	5,500	69,300
Force Protection, Inc.*	12,900	266,256
Freightcar America, Inc.	2,700	129,168
Gehl Co.*	2,600	78,936
Gorman-Rupp	2,300	73,278
Greenbrier Cos., Inc.	3,600	108,792
Hardinge, Inc.	1,600	54,448
Kadant, Inc.*	3,100	96,720
Kaydon Corp.	6,300	328,356
Lindsay Manufacturing Co.	3,000	132,870
Middleby Corp.*	2,800	167,496
Miller Industries, Inc.*	1,900	47,690
Mueller Industries, Inc.	7,900	272,076
Mueller Water Products, Inc., Class A	25,000	426,500
NACCO Industries, Inc., Class A	1,000	155,490
Nordson Corp.	6,800	341,088
RBC Bearings, Inc.*	4,300	177,375
Robbins & Myers, Inc.	2,800	148,764
Sun Hydraulics Corp.	2,000	98,500
Tecumseh Products Co.*	4,500	70,695
Tennant Co.	3,400	124,100
Titan International, Inc.	4,100	129,601
Trimas Corp.*	200	2,416
TurboChef Technologies, Inc.*	5,700	79,344
Twin Disc, Inc.	700	50,337
Valmont Industries, Inc.	3,400	247,384
Wabash National Corp.	6,200	90,706
Wabtec Corp.	9,200	336,076
Watts Industries, Inc.	6,300	236,061

		8,536,870

Manufacturing (0.3%)
AZZ, Inc.*	1,600	53,840
Blount International, Inc.*	9,500	124,260
Coleman Cable, Inc.*	2,500	64,650
Darling International, Inc.*	17,900	163,606
Gerber Scientific, Inc.*	4,700	54,614
II-VI, Inc*	4,800	130,416
L.B. Foster Co.*	2,900	83,172

20

Common Stock (continued)

	Shares or
	Principal Amount	Value

Manufacturing (continued)
Park-Ohio Holdings Corp.*	2,600	$70,980
Woodward Governor Co.	5,500	295,185

		1,040,723

Marine (0.4%)
American Commercial Lines, Inc.*	12,600	328,230
Arlington Tankers Ltd.	1,500	43,020
Double Hull Tankers, Inc. — MH	4,900	76,391
Eagle Bulk Shipping, Inc.	9,900	221,859
Genco Shipping & Trading Ltd. — MH	2,800	115,528
General Maritime Corp. — MH	4,600	123,188
Nordic American Tanker Shipping Ltd. — BR	4,600	187,864
Ship Finance International — BR	5,300	157,304
TBS International Ltd. — BR*	1,900	53,960
Ultrapetrol Bahamas Ltd. — BS*	2,100	49,770

		1,357,114

Media (1.9%)
Arbitron, Inc.	6,000	309,180
Belo Corp., Class A	17,100	352,089
Carmike Cinemas, Inc.	3,200	70,272
Catalina Marketing Corp.	8,400	264,600
Charter Communications, Inc.*	82,500	334,125
Cinemark Holdings, Inc.*	3,900	69,771
Citadel Broadcasting Co.	48,370	311,986
CKX, Inc.*	8,300	114,706
Courier Corp.	1,900	76,000
Cox Radio, Inc.*	6,700	95,408
Crown Media Holdings, Inc.*	3,300	23,760
Cumulus Media, Inc.*	9,200	86,020
D.G. Fastchannel, Inc.*	3,700	75,406
Emmis Communications Corp.	9,300	85,653
Entercom Communications Corp.	6,600	164,274
Entravision Communications Corp.*	13,000	135,590
Fisher Cos., Inc.*	1,100	55,869
GateHouse Media, Inc.	3,000	55,650
Gemstar-TV Guide International, Inc.*	50,600	248,952
Gray Television, Inc.	8,500	78,795
Harris Interactive, Inc.*	11,000	58,850
Interactive Data Corp.	6,100	163,358
Journal Communications, Inc.	8,800	114,488
Knology, Inc.*	4,000	69,480
Lakes Entertainment, Inc.*	5,400	63,774
Lee Enterprises, Inc.	10,400	216,944
Lin TV Corp., Class A*	5,500	103,455
Live Nation, Inc.*	13,200	295,416
LodgeNet Entertainment Corp.*	4,600	147,476
Martha Stewart Living Omnimedia, Inc.	5,400	92,880
Media General, Inc.	4,500	149,715
Mediacom Communications Corp.*	12,900	125,001
Morningstar, Inc.*	2,300	108,158
National Cinemedia, Inc.*	8,400	235,284
Nexstar Broadcasting Group, Inc.*	600	7,884
Playboy Enterprises, Inc.*	5,200	58,916
PRIMEDIA, Inc.*	46,100	131,385
Radio One, Inc.*	15,400	108,724
RCN Corp.	5,900	110,861
Salem Communications Corp., Class A*	1,600	17,744
Scholastic Corp.*	7,900	283,926
Sinclair Broadcast Group, Inc.	9,900	140,778
Spanish Broadcasting System, Inc.*	9,300	39,990
Sun-Times Media Group, Inc.	16,500	86,625
TiVo, Inc.*	19,700	114,063
Valassis Communications, Inc.*	9,700	166,743
Westwood One, Inc.	14,100	101,379
World Wrestling Federation Entertainment, Inc.	4,600	73,554

		6,394,957

Metals & Mining (1.4%)
A.M. Castle & Co.	1,600	57,456
AMCOL International Corp.	4,500	122,895
Apex Silver Mines Ltd.*	10,800	217,944
Brush Engineered Materials, Inc.*	3,900	163,761
Century Aluminum Co.*	5,000	273,150
Claymont Steel Holdings, Inc.*	600	12,834
Coeur d’Alene Mines Corp.*	62,000	222,580
Compass Minerals International, Inc.	6,500	225,290
Gibraltar Industries, Inc.	5,100	112,965
Haynes International, Inc.*	2,100	177,303
Hecla Mining Co.*	25,200	215,208
Idaho General Mines, Inc.*	13,000	82,420
Kaiser Aluminum Corp.	2,800	204,064
Metal Management, Inc.	5,200	229,164
Northwest Pipe Co.*	2,700	96,039
Oilsands Quest, Inc.*	14,000	34,580
Olympic Steel, Inc.	1,800	51,588
Quanex Corp.	7,500	365,250
Royal Gold, Inc.	6,200	147,374
RTI International Metals, Inc.*	4,700	354,239

 21

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Metals & Mining (continued)
Ryerson, Inc.	5,500	$207,075
Schnitzer Steel Industries, Inc.	5,000	239,700
Stillwater Metals & Mining Co.*	8,000	88,080
U.S. Gold Corp.*	8,300	45,650
Universal Stainless & Alloy Products, Inc.*	1,900	66,937
Uranium Resources, Inc.*	12,500	137,875
Wheeling-Pittsburgh Corp.*	2,600	49,478
Worthington Industries, Inc.	14,500	313,925

		4,514,824

Multi-Utilities (0.5%)
Aquila, Inc.*	71,300	291,617
Avista Corp.	10,700	230,585
Black Hills Corp.	7,600	302,100
C.H. Energy Group, Inc.	3,200	143,904
Northwestern Corp.	6,700	213,127
PNM, Inc.	15,900	441,861

		1,623,194

Multiline Retail (0.2%)
99 Cents Only Stores*	9,500	124,545
Bon-Ton Stores, Inc.	1,600	64,096
Conn’s, Inc.*	1,700	48,552
Fred’s, Inc.	8,700	116,406
Retail Ventures, Inc.*	4,000	64,520
Tuesday Morning Corp.	6,100	75,396

		493,515

Oil, Gas & Consumable Fuels (2.8%)
Alon U.S.A. Energy, Inc.	2,600	114,426
Alpha Natural Resources, Inc.*	11,900	247,401
Apco Argentina, Inc. — KY	100	8,491
Arena Resources, Inc.*	2,700	156,897
Atlas America, Inc.	4,600	247,158
ATP Oil & Gas Corp.*	5,000	243,200
Aventine Renewable Energy Holdings, Inc.*	6,100	103,517
Berry Petroleum Co.	8,000	301,440
Bill Barrett Corp.*	5,400	198,882
Bois d’Arc Energy, Inc.*	1,800	30,654
BPZ Energy, Inc.*	13,000	72,540
Brigham Exploration Co.*	9,200	54,004
Callon Petroleum Corp.*	4,200	59,514
Carrizo Oil & Gas, Inc.*	5,300	219,791
Clayton Williams Energy, Inc.*	1,100	29,117
Clean Energy Fuel Corp.*	4,200	52,752
Comstock Resources, Inc.*	8,800	263,736
Contango Oil & Gas Co.*	3,200	116,128
Crosstex Energy, Inc.	7,400	212,602
Delek U.S. Holdings, Inc.	1,400	37,310
Delta Petroleum Corp.*	13,900	279,112
Edge Petroleum Corp.*	6,700	93,867
Encore Acquisition Co.*	10,700	297,460
Energy Infrastructure Acquisition Corp.*	5,200	50,752
Energy Partners Ltd.*	7,282	121,537
Evergreen Energy, Inc.*	14,600	88,038
EXCO Resources, Inc.*	10,800	188,352
F.X. Energy, Inc.*	9,400	86,010
Geoglobal Resources, Inc.*	5,300	26,977
Geokinetics, Inc.*	2,100	65,163
Geomet, Inc.*	600	4,596
GMX Resources, Inc.*	2,100	72,660
Goodrich Petroleum Corp.*	3,100	107,353
Gulf Island Fabrication, Inc.	3,000	104,100
Gulfport Energy Corp.*	5,300	105,894
Harvest Natural Resources, Inc.*	7,900	94,089
Hornbeck Offshore Services, Inc.*	5,300	205,428
International Coal Group, Inc*	22,300	133,354
Mariner Energy, Inc.*	16,300	395,275
Markwest Hydrocarbon, Inc.	1,800	103,374
McMoRan Exploration Co.*	5,700	79,800
Meridian Resource Corp. (The)*	18,000	54,360
NGP Capital Resources Co.	5,400	90,288
Nova Biosource Fuels, Inc.*	1,100	2,805
Pacific Ethanol, Inc.*	7,000	92,400
Parallel Petroleum Corp.*	7,700	168,630
Penn Virginia Corp.	7,600	305,520
Petrohawk Energy Corp.*	32,400	513,864
Petroleum Development Corp.*	3,600	170,928
Petroquest Energy, Inc.*	8,400	122,136
Rentech, Inc.*	41,400	107,226
Rossetta Resources, Inc.*	10,300	221,862
Star Maritime Acquisition Corp.*	4,900	60,074
Stone Energy Corp.*	4,900	167,874
Swift Energy Co.*	6,000	256,560
Toreador Resources Corp.*	4,400	66,000
TXCO Resources, Inc.*	8,300	85,324
U.S. Bioenergy Corp.*	4,300	48,848
USEC, Inc.*	16,900	371,462
Vaalco Energy, Inc.*	11,900	57,477
Venoco, Inc.*	1,000	18,670
Verasun Energy Corp.*	5,100	73,848
Warren Resources, Inc.*	12,000	140,160

22

Common Stock (continued)

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.*	6,900	$279,588
World Fuel Services Corp.	5,500	231,330

		9,179,985

Other Financial (0.1%)
Information Services Group, Inc.*	2,800	21,420
Kayne Anderson Energy Development	1,200	30,216
Marathon Acquisition Corp.*	7,200	56,736
NTR Acquisition Co.*	1,800	17,046
Patriot Capitol Funding, Inc.	5,900	87,615
Pennantpark Investment Corp.	5,900	82,836
Pinnacle Financial Partners, Inc.*	3,100	91,016

		386,885

Paper & Forest Products (0.3%)
Bowater, Inc.	11,400	284,430
Buckeye Technologies, Inc.*	5,800	89,726
Deltic Timber Corp.	2,100	115,122
Glatfelter Co.	9,100	123,669
Mercer International, Inc.*	6,400	65,280
Neenah Paper, Inc.	3,700	152,662
Schweitzer-Mauduit International, Inc.	3,200	99,200
Wausau-Mosinee Paper Corp.	9,000	120,600

		1,050,689

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	9,400	83,660
Chattem, Inc.*	3,900	247,182
Elizabeth Arden, Inc.*	5,700	138,282
Inter Parfums, Inc.	1,700	45,254
Mannatech, Inc.	4,600	73,094
Nu Skin Enterprises, Inc.	10,200	168,300
Playtex Products, Inc.*	9,700	143,657
Prestige Brands Holdings, Inc.*	4,900	63,602
Revlon Co., Inc.*	45,000	61,650
USANA Health Sciences, Inc.*	2,200	98,428

		1,123,109

Pharmaceuticals (2.4%)
Acadia Pharmaceuticals, Inc.*	7,700	105,259
Adams Respiratory Therapeutics, Inc.*	6,700	263,913
Akorn, Inc.*	14,400	100,656
Alexion Pharmaceuticals, Inc.*	7,900	355,974
Alexza Pharmaceuticals, Inc.*	1,800	14,886
Allos Therapeutics, Inc.*	12,400	54,808
Alnylam Pharmaceuticals, Inc.*	6,500	98,735
Alpharma, Inc., Class A	8,800	228,888
Altus Pharmaceuticals, Inc.*	2,500	28,850
Arena Pharmaceuticals, Inc.*	14,300	157,157
Auxilium Pharmaceuticals, Inc.*	5,300	84,482
Bentley Pharmaceuticals, Inc.*	2,800	33,992
Biomarin Pharmaceutical, Inc.*	20,800	373,152
Bionovo, Inc.*	4,000	15,440
Bradley Pharmaceutical*	2,600	56,446
Cadence Pharmaceuticals, Inc.*	1,600	19,408
Caraco Pharmaceutical Laboratories Ltd.*	700	10,626
Cubist Pharmaceuticals, Inc.*	12,300	242,433
Cypress Bioscience, Inc.*	8,000	106,080
Discovery Laboratories, Inc.*	10,900	30,847
Durect Corp.*	10,700	41,195
Encysive Pharmaceuticals, Inc.*	15,200	27,056
Enzon Pharmaceuticals, Inc.*	12,600	98,910
Idenix Pharmaceuticals, Inc.*	3,000	17,700
Indevus Pharmaceuticals, Inc.*	15,400	103,642
Isis Pharmaceuticals, Inc.*	19,100	184,888
Javelin Pharmaceuticals, Inc.*	5,300	32,807
K-V Pharmaceutical Co.*	7,100	193,404
Keryx Biopharmaceuticals, Inc.*	8,300	81,091
Ligand Pharmaceutical, Class B	15,200	104,576
Medicines Co. (The)*	10,300	181,486
Medicis Pharmaceutical Corp.	11,300	345,102
MGI Pharma, Inc.*	15,800	353,446
Minrad International, Inc.*	13,800	81,834
Momenta Pharmaceuticals, Inc.*	4,800	48,384
Nabi Biopharmaceuticals*	12,200	56,120
Nastech Pharmaceutical Co., Inc.*	5,100	55,641
Noven Pharmaceuticals, Inc.*	5,500	128,975
Obagi Medical Products, Inc.*	2,300	40,756
Omrix Biopharmaceuticals, Inc.*	2,200	69,212
Onyx Pharmaceuticals, Inc.*	9,700	260,930
OSI Pharmaceuticals, Inc.*	12,500	452,625
Pain Therapeutics, Inc.*	8,100	70,551
Par Pharmaceutical Cos., Inc.*	7,300	206,079
Penwest Pharmaceuticals Co.*	6,400	79,808
Perrigo Co.	17,200	336,776
Poniard Pharmaceuticals, Inc.*	7,800	53,040
Pozen, Inc.*	5,400	97,578
Progenics Pharmaceuticals, Inc.*	5,600	120,792
Regeneron Pharmaceuticals, Inc.*	11,700	209,664
Rigel Pharmaceuticals, Inc.*	3,800	33,858
Salix Pharmaceuticals, Inc.*	11,200	137,760

 23

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Santarus, Inc.*	9,800	$50,666
Savient Pharmaceuticals, Inc.*	10,700	132,894
Sciele Pharma, Inc.*	7,500	176,700
Somaxon Pharmaceuticals, Inc.*	3,700	44,992
SuperGen, Inc.*	12,500	69,500
Trubion Pharmaceuticals, Inc.*	700	14,616
Valeant Pharmaceuticals International	18,800	313,772
Vanda Pharmaceuticals, Inc.*	6,400	129,664
Viropharma, Inc.*	13,800	190,440
Xenport, Inc.*	4,000	177,680

		7,988,642

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust	7,000	181,650
Agree Realty Corp.	1,600	50,000
Alesco Financial, Inc.	7,900	64,227
Alexander’s, Inc.*	400	161,700
Alexandria Real Estate Equities, Inc.	6,000	580,920
American Campus Communities, Inc.	5,100	144,279
American Financial Realty Trust	26,300	271,416
American Home Mortgage Investment Corp.	11,000	202,180
Anthracite Capital, Inc.	11,800	138,060
Anworth Mortgage Asset Corp.	9,200	83,260
Arbor Realty Trust, Inc.	3,500	90,335
Ashford Hospitality Trust	21,350	251,076
Associated Estates Realty Corp.	5,300	82,627
Biomed Realty Trust, Inc.	13,200	331,584
BRT Realty Trust	2,500	65,025
Capital Lease Funding, Inc.	7,500	80,625
Capital Trust, Inc., Class A	2,500	85,350
CBRE Realty Finance, Inc.	3,700	43,993
Cedarshopping Centers, Inc.	9,500	136,325
Corporate Office Properties Trust	7,900	323,979
Cousins Properties, Inc.	8,200	237,882
Crescent Real Estate Equities Co.	16,700	374,748
Crystal River Capital, Inc.	3,900	94,692
DCT Industrial Trust, Inc.	34,000	365,840
Deerfield Triarc Capital Corp.	10,400	152,152
Diamondrock Hospitality Co.	18,200	347,256
Digital Reality Trust, Inc.	9,900	373,032
EastGroup Properties, Inc.	4,600	201,572
Education Realty Trust, Inc.	8,000	112,240
Entertainment Properties Trust	5,400	290,412
Equity Inns, Inc.	12,800	286,720
Equity Lifestyle Properties, Inc.	4,100	213,979
Equity One, Inc.	6,800	173,740
Extra Space Storage, Inc.	13,000	214,500
Felcor Lodging Trust, Inc.	11,200	291,536
First Industrial Realty Trust	9,700	375,972
First Potomac Realty Trust	5,800	135,082
Franklin Street Properties Corp.	10,200	168,708
Friedman, Billings, Ramsey Group, Inc.	29,000	158,340
Getty Realty Corp.	2,800	73,584
Glimcher Realty Trust	8,200	205,000
GMH Communities Trust	7,500	72,675
Gramercy Capital Corp.	2,800	77,112
Healthcare Realty Trust, Inc.	10,800	300,024
Hersha Hospitality Trust	7,200	85,104
HFF, Inc., Class A*	3,000	46,530
Highland Hospitality Corp.	13,200	253,440
Highwood Properties, Inc.	11,500	431,250
Home Properties of New York, Inc.	7,300	379,089
Impac Mortgage Holdings	18,800	86,668
Inland Real Estate Corp.	11,700	198,666
InnKeepers U.S.A. Trust	8,300	147,159
Investors Real Estate Trust	9,700	100,201
JER Investors Trust, Inc.	4,300	64,500
Kite Realty Group Trust	5,200	98,904
Lasalle Hotel Properties	8,600	373,412
Lexington Corporate Properties Trust	13,400	278,720
LTC Properties, Inc.	3,500	79,625
Luminent Mortgage Capital, Inc.	12,200	123,098
Maguire Properties, Inc.	7,600	260,908
Medical Properties Trust, Inc.	10,000	132,300
MFA Mortgage Investments, Inc.	16,400	119,392
Mid-America Apartment Communities, Inc.	4,900	257,152
National Health Investors, Inc.	3,900	123,708
National Retail Properties, Inc.	13,500	295,110
Nationwide Health Properties, Inc.	18,000	489,600
Newcastle Investment Corp.	9,500	238,165
Northstar Realty Finance Corp.	10,900	136,359
Novastar Financial, Inc.	9,800	68,404
Omega Healthcare Investors, Inc.	13,600	215,288
Parkway Properties, Inc.	3,200	153,696
Pennsylvania Real Estate Investment Trust	6,600	292,578
Post Properties, Inc.	9,500	495,235
Potlatch Corp.	7,400	318,570
PS Business Parks, Inc.	3,000	190,110
Quadra Realty Trust, Inc.*	800	10,008

24

Common Stock (continued)

	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)
RAIT Financial Trust	13,300	$346,066
Ramco-Gershenson Properties Trust	3,800	136,534
Realty Income	20,400	513,876
Redwood Trust, Inc.	4,300	208,034
Republic Property Trust	7,900	96,775
Resource Capital Corp.	2,500	34,950
Saul Centers, Inc.	2,900	131,515
Senior Housing Properties Trust	15,400	313,390
Sovran Self Storage, Inc.	4,200	202,272
Spirit Finance Corp.	20,800	302,848
Strategic Hotel Capital, Inc.	14,500	326,105
Sun Communities, Inc.	4,300	128,011
Sunstone Hotel Investors, Inc.	12,600	357,714
Tanger Factory Outlet Centers, Inc.	7,100	265,895
U-Store-It Trust	8,500	139,315
Universal Health Realty Income Trust	2,100	69,930
Urstadt Biddle Properties	3,700	62,937
Washington Real Estate Investment Trust	9,100	309,400
Winston Hotels, Inc.	4,000	60,000
Winthrop Realty Trust	5,300	36,623

		19,250,548

Real Estate Management & Development (0.2%)
Affordable Residential Communities*	9,000	106,380
Consolidated Tomoka Land Co.	1,200	83,148
Grubb & Ellis Co.*	5,100	59,160
Meruelo Maddux Properties, Inc.*	8,900	72,624
Mission West Properties, Inc.	1,600	22,304
Move, Inc.*	21,100	94,528
Tejon Ranch Co.*	1,800	79,560
Thomas Properties Group, Inc.	6,600	105,468

		623,172

Road & Rail (0.8%)
AMERCO*	2,000	151,000
Arkansas Best Corp.	5,400	210,438
Celadon Group, Inc.*	6,700	106,530
Dollar Thrifty Automotive Group, Inc.*	5,600	228,704
Florida East Coast Industries, Inc.	7,500	622,350
Genesee & Wyoming, Inc.*	6,900	205,896
Heartland Express, Inc.	11,700	190,710
Knight Transportation, Inc.	10,600	205,428
Marten Transport Ltd.*	2,141	38,559
Old Dominion Freight Line, Inc.*	6,000	180,900
Saia, Inc.*	3,500	95,410
Universal Truckload Services, Inc.*	900	17,883
Werner Enterprises, Inc.	11,000	221,650

		2,475,458

Semiconductors & Semiconductor Equipment (3.2%)
Actel Corp.*	5,300	73,723
Advanced Analogic Technologies, Inc.*	7,700	74,690
Advanced Energy Industries, Inc.*	7,100	160,886
Amis Holdings, Inc.*	10,900	136,468
Amkor Technology, Inc.*	20,700	326,025
Anadigics, Inc.*	11,900	164,101
Applied Micro Circuits Corp.*	59,900	149,750
Asyst Technologies, Inc.*	9,900	71,577
Atheros Communications*	11,200	345,408
ATMI, Inc.*	7,000	210,000
Axcelis Technologies, Inc.*	20,500	133,045
Brooks Automation, Inc.*	15,300	277,695
Cabot Microelectronics Corp.*	4,800	170,352
Cavium Networks, Inc.*	400	9,048
Cirrus Logic, Inc.*	17,800	147,740
Cohu, Inc.	4,600	102,350
Conexant Systems, Inc.*	97,500	134,550
Credence Systems Corp.*	20,400	73,440
Cymer, Inc.*	8,100	325,620
Diodes, Inc.*	4,000	167,080
DSP Group, Inc.*	7,200	147,384
Eagle Test Systems, Inc.*	1,900	30,514
Entegris, Inc.*	27,300	324,324
Exar Corp.*	8,100	108,540
FormFactor, Inc.*	9,200	352,360
Genesis Microchip, Inc.*	8,700	81,432
Hittite Microwave Corp.*	2,500	106,825
Intevac*	4,400	93,544
IXYS Corp.*	4,200	35,070
Kulicke & Soffa Industries, Inc.*	12,400	129,828
Lattice Semiconductor Corp.*	27,800	159,016
LTX Corp.*	12,500	69,500
Mattson Technology, Inc.*	10,600	102,820
Micrel, Inc.	11,400	145,008
Microsemi*	16,800	402,360
Microtune, Inc.*	10,000	52,300
MIPS Technologies, Inc.*	8,800	77,352
MKS Instruments, Inc.*	9,100	252,070
Monolithic Power System, Inc.*	3,400	59,330
Netlogic Microsystems, Inc.*	4,100	130,544
OmniVision Technologies, Inc.*	11,100	201,021

 25

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
On Semiconductor Corp.*	47,000	$503,840
PDF Solutions, Inc.*	3,100	36,673
Pericom Semiconductor Corp.*	5,200	58,032
Photronics, Inc.*	8,100	120,528
PLX Technology, Inc.*	3,800	42,408
PMC-Sierra, Inc.*	39,900	308,427
RF Micro Devices, Inc.*	42,000	262,080
Rudolph Technologies, Inc.*	4,900	81,389
Semitool, Inc.*	4,500	43,245
Semtech Corp.*	16,400	284,212
Sigma Designs, Inc.*	4,600	120,014
Silicon Image, Inc.*	17,700	151,866
Silicon Storage Technology, Inc.*	19,100	71,243
SiRF Technology Holdings, Inc.*	10,700	221,918
Skyworks Solutions, Inc.*	32,300	237,405
Spansion, Inc., Class A*	16,100	178,710
Standard Microsystems Corp.*	5,400	185,436
Supertex, Inc.*	3,200	100,288
Techwell, Inc.*	1,600	20,960
Tessera Technologies, Inc.*	9,100	369,005
Trident Microsystems, Inc.*	12,900	236,715
TriQuint Semiconductor, Inc.*	29,000	146,740
Ultra Clean Holdings, Inc.*	2,300	32,154
Ultratech Stepper, Inc.*	5,700	75,981
Veeco Instruments, Inc.*	6,300	130,662
Volterra Semiconductor Corp.*	3,900	55,380
Zoran Corp.*	10,000	200,400

		10,590,401

Service Companies (0.1%)
24/7 Real Media, Inc.*	9,800	114,954
Heidrick & Struggles International, Inc.*	4,300	220,332

		335,286

Software (3.0%)
Actuate Corp.*	8,900	60,431
Advent Software, Inc.*	3,700	120,435
Agile Software*	14,500	116,870
Ansoft Corp.*	2,900	85,521
Ansys, Inc.*	15,700	416,050
Aspen Technology, Inc.*	17,800	249,200
Blackbaud, Inc.	8,900	196,512
Blackboard, Inc.*	6,500	273,780
Borland Software Corp.*	19,100	113,454
Bottomline Technologies, Inc.*	4,400	54,340
Chordiant Software, Inc.*	8,100	126,846
Commvault Systems, Inc.*	8,600	148,522
Comverge, Inc.*	400	12,404
Concur Technologies, Inc.*	8,700	198,795
Double-Take Software, Inc.*	1,500	24,615
Epicor Software Corp.*	12,700	188,849
EPIQ Systems, Inc.*	6,900	111,504
eSPEED, Inc.*	6,500	56,160
Falconstor Software, Inc.*	8,700	91,785
Henry (Jack) & Associates, Inc.	15,400	396,550
I2 Technologies, Inc.*	3,100	57,784
Informatica Corp.*	19,300	285,061
Innerworkings, Inc.*	3,700	59,274
InterVoice-Brite, Inc.*	10,500	87,465
JDA Software Group, Inc.*	5,200	102,076
Lawson Software, Inc.*	26,300	260,107
Macrovision Corp.*	11,200	336,672
Magma Design Automation, Inc.*	9,300	130,572
Mentor Graphics Corp.*	15,600	205,452
MICROS Systems, Inc.*	8,200	446,080
MicroStrategy, Inc.*	2,200	207,878
Midway Games, Inc.*	5,400	34,344
MSC Software Corp.*	6,700	90,718
Net 1 UEPS Technologies, Inc.*	9,300	224,595
Nuance Communications, Inc.*	26,600	445,018
Opentv Corp.*	9,100	19,292
Parametric Technology Corp.*	24,500	529,445
Pegasystems, Inc.	700	7,651
Progress Software Corp.*	9,000	286,110
QAD, Inc.	900	7,470
Quality Systems, Inc.	3,400	129,098
Quest Software, Inc.*	13,800	223,422
Radiant Systems, Inc.*	5,300	70,172
Renaissance Learning, Inc.	600	7,890
Secure Computing Corp.*	11,500	87,285
Solera Holdings, Inc.*	3,800	73,644
Sonic Solutions*	4,500	56,745
Sourceforge, Inc.*	10,800	45,576
SPSS, Inc.*	3,700	163,318
Sybase, Inc.*	18,400	439,576
Take-Two Interactive Software, Inc.*	14,900	297,553
THQ, Inc.*	13,500	412,020
Tibco Software, Inc.*	45,400	410,870
Transaction Systems Architects, Inc.*	8,400	282,744
Ultimate Software Group, Inc. (The)*	5,700	164,901
Unica Corp.*	700	11,550

26

Common Stock (continued)

	Shares or
	Principal Amount	Value

Software (continued)
Vasco Data Security International, Inc.*	6,200	$141,112
Wind River Systems, Inc.*	15,100	166,100

		10,049,263

Specialty Retail (3.0%)
A.C. Moore Arts & Crafts, Inc.*	4,100	80,401
Aaron Rents, Inc.	8,500	248,200
Aeropostale, Inc.*	10,400	433,472
Asbury Automotive Group, Inc.	4,200	104,790
Bebe Stores, Inc.	4,900	78,449
Big 5 Sporting Goods Corp.	4,600	117,300
Blockbuster, Inc.*	40,400	174,124
Books-A-Million, Inc.	4,300	72,842
Borders Group, Inc.	13,500	257,310
Buckle (The)	2,200	86,680
Build-A-Bear-Workshop, Inc.*	2,900	75,806
Cabela’s, Inc.*	6,300	139,419
Cache, Inc.*	3,900	51,753
Casual Male Retail Group, Inc.*	9,500	95,950
Cato Corp.	6,000	131,640
Charlotte Russe Holding, Inc.*	5,100	137,037
Charming Shoppes*	27,700	299,991
Children’s Place Retail Store, Inc. (The)*	4,500	232,380
Christopher & Banking Corp.	7,400	126,910
Citi Trends, Inc.*	3,400	129,064
CSK Auto Corp.*	8,300	152,720
Dress Barn, Inc.*	10,900	223,668
DSW Inc., Class A*	3,400	118,388
Eddie Bauer Holdings, Inc.*	4,600	59,110
Finish Line, Inc., Class A (The)	8,600	78,346
G-III Apparel Group*	3,900	61,581
Genesco, Inc.*	5,000	261,550
Group 1 Automotive, Inc.	4,900	197,666
Guitar Center, Inc.*	6,600	394,746
Gymboree*	6,600	260,106
Haverty Furniture Co., Inc.	4,200	49,014
Hibbett Sports, Inc.*	6,700	183,446
Hot Topic, Inc.*	10,600	115,222
J Crew Group, Inc.*	7,400	400,266
Jos. A. Bank Clothiers, Inc.*	4,200	174,174
Lithia Motors, Inc., Class A	3,200	81,088
MarineMax, Inc.*	3,300	66,066
Men’s Wearhouse, Inc.	10,400	531,128
Monro Muffler, Inc.	2,500	93,625
New York & Co., Inc.*	2,900	31,784
Pacific Sunwear of California, Inc.*	15,400	338,800
Payless ShoeSource, Inc.*	12,600	397,530
Pep Boys — Manny, Moe & Jack (The)	9,700	195,552
Pier 1 Imports, Inc.*	17,800	151,122
Rent-A-Center, Inc.*	15,400	403,942
Sally Beauty Holdings, Inc.*	16,200	145,800
Select Comfort Corp.*	11,700	189,774
Shoe Carnival, Inc.*	2,800	76,972
Sonic Automotive, Inc.	5,200	150,644
Stage Stores, Inc.	7,400	155,104
Stein Mart, Inc.	6,400	78,464
Syms Corp.	100	1,973
Talbots, Inc.	4,200	105,126
Tween Brands, Inc.*	6,100	272,060
West Marine, Inc.*	3,900	53,664
Wet Seal, Inc. (The), Class A*	15,600	93,756
Zale Corp.*	10,000	238,100
Zumiez, Inc.*	3,200	120,896

		9,776,491

Technology (0.0%)
Arrowhead Research Corp.*	10,300	51,809

Telephones (0.1%)
Consolidated Communications Holdings, Inc.	3,400	76,840
Rural Cellular Corp.*	1,900	83,239

		160,079

Textiles, Apparel & Luxury Goods (1.4%)
Brown Shoe Co., Inc.	8,900	216,448
Carter’s, Inc.*	10,600	274,964
Cherokee, Inc.	2,300	84,042
Cole (Kenneth) Productions, Inc.	2,300	56,810
Columbia Sportswear Co.	2,800	192,304
Deckers Outdoor Corp.*	2,600	262,340
Fossil, Inc.*	9,400	277,206
Heelys, Inc.*	1,300	33,618
Iconix Brand Group, Inc.*	10,200	226,644
K-Swiss, Inc., Class A	5,200	147,316
Kellwood Co.	5,200	146,224
Maidenform Brands, Inc.*	3,700	73,482
Movado Group, Inc.	3,400	114,716
Oxford Industries, Inc.	3,100	137,454
Perry Ellis International, Inc.*	3,100	99,727
Quiksilver, Inc.*	25,100	354,663
Skechers U.S.A., Inc.*	3,900	113,880
Steven Madden Ltd.	5,100	167,076

 27

Statement of Investments (Continued)
June 30, 2007 (Unaudited)

NVIT Small Cap Index (Continued)

Common Stock (continued)

	Shares or
	Principal Amount	Value

Textiles, Apparel & Luxury Goods (continued)
Stride Rite Corp.	7,400	$149,924
Timberland Co., Class A*	9,500	239,305
True Religion Apparel, Inc.*	3,900	79,287
Under Armour, Inc.*	5,000	228,250
UniFirst Corp.	2,400	105,720
Volcom, Inc.*	2,800	140,364
Warnaco Group, Inc. (The)*	9,300	365,862
Weyco Group, Inc.	200	5,386
Wolverine World Wide, Inc.	11,000	304,810
Xerium Technologies, Inc.	1,300	9,906

		4,607,728

Thrifts & Mortgage Finance (1.5%)
Accredited Home Lenders Holding Co.*	5,800	79,286
Anchor BanCorp Wisconsin, Inc.	4,000	104,760
Bank Mutual Corp.	12,400	142,972
BankAtlantic Bancorp, Inc., Class A	10,100	86,961
BankUnited Financial Corp., Class A	7,900	158,553
Berkshire Hills Bancorp, Inc.	1,800	56,718
Brookline Bancorp, Inc.	14,900	171,499
Centerline Holding Co.	10,300	185,400
City Bank	2,200	69,322
Clayton Holdings, Inc.*	1,500	17,085
Clifton Savings Bancorp, Inc.	400	4,336
Corus Bankshares, Inc.	7,900	136,354
Delta Financial Corp.	5,100	62,577
Dime Community Bancshares	5,500	72,545
Downey Financial Corp.	4,700	310,106
Federal Agricultural Mortgage Corp., Class C	2,200	75,284
First Busey Corp.	2,100	41,979
First Financial Holdings, Inc.	2,400	78,504
First Niagara Financial Group, Inc.	24,200	317,020
First Place Financial Corp.	2,100	44,352
FirstFed Financial Corp.*	3,900	221,247
Flagstar Bancorp	8,500	102,425
Franklin Bank Corp.*	6,900	102,810
Fremont General Corp.	15,500	166,780
ITLA Capital Corp.	1,700	88,604
Kearny Financial Corp.	2,900	39,092
KNBT Bancorp, Inc.	4,400	64,680
MAF Bancorp, Inc.	7,300	396,098
NASB Financial, Inc.	200	6,730
NewAlliance Bancshares, Inc.	22,900	337,088
Northwest Bancorp, Inc.	2,900	75,806
Ocwen Financial Corp.*	6,600	87,978
Partners Trust Financial Group	7,000	73,500
PFF Bancorp, Inc.	4,800	134,064
Provident Financial Services, Inc.	12,500	197,000
Provident New York Bancorp	6,900	93,219
Rockville Financial, Inc.	1,600	24,160
Roma Financial Corp.	300	4,971
Tierone Corp.	4,600	138,460
Triad Guaranty, Inc.*	2,300	91,839
TrustCo Bank Corp.	18,300	180,804
United Community Financial Corp.	4,200	41,916
ViewPoint Financial Group	700	12,047
Wauwatosa Holdings, Inc.*	400	6,616
Westfield Financial, Inc.	2,100	20,937
WSFS Financial Corp.	1,800	117,774

		5,042,258

Tobacco (0.2%)
Alliance One International, Inc.*	19,500	195,975
Universal Corp.	5,500	335,060
Vector Group Ltd.	7,600	171,228

		702,263

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	8,700	256,650
Beacon Roofing Supply, Inc.*	9,500	161,405
BlueLinx Holdings, Inc.	1,600	16,784
Electro Rent Corp.	2,300	33,442
Global Sources Ltd. — BR*	4,200	95,340
H&E Equipment Services, Inc.*	3,600	99,864
Houston Wire & Cable Co.*	2,900	82,389
Interline Brands, Inc.*	5,000	130,400
Kaman Corp., Class A	6,000	187,140
Lawson Products, Inc.	800	30,960
NuCo2, Inc.*	3,100	79,577
Rush Enterprises, Inc., Class A*	4,200	91,224
TAL International Group, Inc.	2,200	65,362
Transdigm Group, Inc.*	1,600	64,736
UAP Holding Corp.	10,400	313,456
Watsco, Inc.	5,000	272,000
Williams Scotsman International, Inc.*	6,100	145,241

		2,125,970

Transportation (0.2%)
Golar LNG Ltd.	8,600	143,276
GulfMark Offshore Services, Inc.*	5,200	266,344
Horizon Lines, Inc.	5,800	190,008
Knightsbridge Tankers Ltd. — BR	4,500	137,295

		736,923

28

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Transportation Infrastructure (0.0%)
Interpool, Inc.	1,200	$32,280

Water Utilities (0.2%)
American States Water Co.	3,400	120,938
Cadiz, Inc.*	1,300	29,211
California Water Service Group	4,000	149,960
Consolidated Water Co. Ltd.	1,700	49,827
Pico Holdings, Inc.*	2,800	121,128
SJW Corp.	2,500	83,250
Southwest Water Co.	6,700	85,559

		639,873

Wireless Telecommunication Services (0.4%)
Centennial Communications*	3,900	37,011
Dobson Communications Corp., Class A*	31,600	351,076
Fibertower Corp.*	26,100	113,013
Hughes Communications, Inc.*	700	36,526
ICO Global Communications (Holdings) Ltd.*	26,200	91,176
InPhonic, Inc.*	5,700	26,562
iPCS, Inc.	3,700	125,319
Nextwave Wireless, Inc.*	3,000	25,050
Novatel Wireless, Inc.*	7,000	182,140
Syniverse Holdings, Inc.*	3,969	51,041
U..S.A. Mobility, Inc.	5,100	136,476

		1,175,390

Total Common Stocks (Cost $289,983,958)		292,507,835

Nomura Securities, 5.20% dated 06/29/07, due 07/02/07, repurchase price $39,137,241, collateralized by U.S. Government Agency Mortgages with a market value of $39,902,695	$39,120,289	39,120,289

Total Investments (Cost $329,104,247) (a) — 100.1%		331,628,124
Liabilities in excess of other assets — (0.1)%		(187,954)

NET ASSETS — 100.0%		$331,440,170

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

BR	Brazil

KY	Cayman Islands

PA	Panama

PR	Puerto Rico

MH	Marshall Islands

BS	Bahamas

At June 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

89	Russell 2000	09/21/07	$37,473,450	$(258,852)

			$37,473,450	$(258,852)

See accompanying notes to financial statements.

 29

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

NVIT Small Cap
Index

Assets:
Investments, at value (cost $289,983,958)	$292,507,835
Repurchase agreements, at cost and value	39,120,289

Total Investments	331,628,124

Interest and dividends receivable	500,695
Receivable for capital shares issued	321,713

Total Assets	332,450,532

Liabilities:
Payable to custodian	784,851
Payable for variation margin on futures contracts	126,945
Accrued expenses and other payables:
Investment advisory fees	54,993
Fund administration and transfer agent fees	24,592
Compliance program costs	1,450
Other	17,531

Total Liabilities	1,010,362

Net Assets	$331,440,170

Represented by:
Capital	$326,250,230
Accumulated net investment income	235,739
Accumulated net realized gains from investment transactions and futures	2,689,176
Net unrealized appreciation on investments and futures	2,265,025

Net Assets	$331,440,170

Net Assets:
Class ID Shares	$331,440,170

Shares outstanding (unlimited number of shares authorized):
Class ID Shares	32,651,339

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
Class ID Shares	$10.15

See accompanying notes to financial statements.

30

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited) (a)

NVIT Small Cap
Index

INVESTMENT INCOME:
Interest income	$492,279
Dividend income	1,168,087

Total Income	1,660,366

Expenses:
Investment advisory fees	137,445
Fund administration and transfer agent fees	49,364
Custodian fees	4,595
Trustee fees	3,968
Compliance program costs (Note 3)	1,450
Other	16,259

Total expenses before earnings credit	213,081
Earnings credit (Note 6)	(730)

Net Expenses	212,351

Net Investment Income	1,448,015

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	2,061,876
Net realized gains on futures transactions	627,300

Net realized gains on investment transactions and futures	2,689,176
Net change in unrealized appreciation on investments and futures	2,265,025

Net realized/unrealized gains (losses) on investments and futures	4,954,201

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,402,216

(a)	For the period from April 13, 2007 (commencement of operations) through June 30, 2007

See accompanying notes to financial statements.

 31

Statement of Changes in Net Assets

NVIT Small Cap
Index
Six Months Ended
June 30, 2007 (a)

(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,448,015
Net realized gains on investment transactions and futures	2,689,176
Net change in unrealized appreciation on investments and futures	2,265,025

Change in net assets resulting from operations	6,402,216

Distributions to Shareholders from:
Net investment income:
Class ID	(1,212,276)

Change in net assets from shareholder distributions	(1,212,276)

Change in net assets from capital transactions	326,250,230

Change in net assets	331,440,170

Net Assets:
Beginning of period	—

End of period	$331,440,170

Accumulated net investment income at end of period	$235,739

CAPITAL TRANSACTIONS:
Class ID Shares
Proceeds from shares issued	$8,247,792
Proceeds from in-kind transactions	320,652,408
Dividends reinvested	1,212,265
Cost of shares redeemed (b)	(3,862,235)

Change in net assets from capital transactions	$326,250,230

SHARE TRANSACTIONS:
Class ID Shares
Issued	844,769
Proceeds from in-kind transactions	32,065,241
Reinvested	120,384
Redeemed	(379,055)

Total change in shares	32,651,339

(a)	For the period from April 13, 2007 (commencement of operations) through June 30, 2007.

(b)	Includes redemption fees, if any.

See accompanying notes to financial statements.

32

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Small Cap Index Fund

		Investment Activities			Distributions				Ratios / Supplemental Data

Net Realized
	Net Asset		and	Total					Net Assets
	Value,	Net	Unrealized	from	Net		Net Asset		at End of
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)	(000s)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	$10.00	0.05	0.14	0.19	(0.04)	(0.04)	$10.15	1.87%	$331,440

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios / Supplemental Data
Ratio of Net
		Ratio of	Ratio of	Investment
		Net	Expenses	Income
	Ratio of	Investment	(Prior to	(Prior to
	Expenses	Income to	Reimbursements)	Reimbursements)
	to Average	Average Net	to Average	to Average	Portfolio
	Net Assets (b)	Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class ID Shares
For the six months ended June 30, 2007 (Unaudited) (e)	0.30%	0.30%	0.30%	0.30%	13.41%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from April 13, 2007 (commencement of operations) through June 30, 2007.

See accompanying notes to financial statements.

[Additional columns below]

[Continued from above table, first column(s) repeated]

See accompanying notes to financial statements.

 33

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to May 1, 2007, the Trust was named “Gartmore Variable Insurance Trust”. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2007, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Small Cap Index Fund (the “Fund”), (formerly, “GVIT Small Cap Index Fund”). The Trust currently operates forty (40) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Trust’s Valuation & Operations Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically,

34

this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparty of Nomura Securities, which is fully collateralized by U.S. Government Agency Mortgages.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

 35

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2007, the Fund did not have securities on loan.

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, foreign exchange gain/loss, paydowns, and distributions from real estate investment trusts) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

36

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$329,267,992	$15,035,835	$(12,675,703)	$2,360,132

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (formerly, Gartmore Mutual Fund Capital Trust (“GMF”)) (“NFA” or the “Advisor”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services (“NFS”). In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser. BlackRock Investment Management, LLC (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. Additional information regarding investment advisory fees and subadvisory fees for NFA and the subadviser is as follows for the period ended June 30, 2007:

Total
Fee Schedule	Fees

$0 up to $1.5 billion	0.20%

$1.5 billion up to $3 billion	0.19%

$3 billion or more	0.18%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $48,106 for the period ended June 30, 2007.

NFA and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% until at least May 1, 2008.

NFA may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by NFA, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the

 37

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management, LLC (formerly, Gartmore Investor Services, Inc. (“GISI”)) (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”), provides the Fund with various administrative and accounting services for the Fund (prior to May 1, 2007, this service was provided by Gartmore SA Capital Trust (“GSA”)), and serves as Transfer and Dividend Disbursing Agent for the Fund (prior to May 1, 2007, this service was provided by GISI, an indirect subsidiary of GSA). The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to NFA. NFA pays NFM from these fees for NFM’s services.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Nationwide NVIT Investor Destinations Aggressive Fund, the Nationwide NVIT Investor Destinations Moderately Aggressive Fund, the Nationwide NVIT Investor Destinations Moderate Fund, the Nationwide NVIT Investor Destinations Moderately Conservative Fund, and the Nationwide NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services, respectively, to the Fund. Effective August 1, 2007, The BISYS Group Inc. was acquired by and became a wholly owned subsidiary of Citi.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors, LLC. (formerly, “Gartmore Distribution Services, Inc. (“GDSI”)) (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VII shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class VII shares of the Fund at an annual rate not to exceed 0.25% for Class II shares and 0.40% for Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VII shares of the Fund.

Under the terms of a letter agreement dated September 12, 2006, by and among NFA, the Audit Committee of the Trust and the Trust, the Trust has agreed to reimburse NFA certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the

38

pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2007, the Fund’s portion of such costs amounted to $1,450.

4. Investment Transactions

For the period ended June 30, 2007, (excluding short-term securities) the Fund had purchases of $55,803,578 and sales of $37,944,653.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 25, 2008, with a commitment fee of 0.07% per year on $100,000,000. There were no borrowings outstanding under this line of credit for the period ended June 30, 2007.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund was required to implement FIN 48 in its net asset value per share (NAV) calculation on June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund’s financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis, future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value

 39

Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

40

Management Information
June 30, 2007 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	89	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	89	Director of Dentsply International, Inc.(dental products), Ultralife Batteries, Inc., Terex Corporation (construction equipment), Minerals Technology, Inc. (specialty chemicals) and Albany International Corp. (paper industry)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	89	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	89	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	89	None

 41

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2007 (Continued)

			Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1998-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	89	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	89	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until January 2007; and a partner of Pineville Properties LLC (a commercial real estate development firm) from September 2000 until January 2007.	89	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	89	None

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

42

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	89	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[3]

John H. Grady Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1961	President & Chief Executive Officer since December 2006	Mr. Grady is President, and Chief Executive Officer of Nationwide Funds Group which includes Nationwide Fund Advisors,[3] Nationwide Fund Management LLC,[3] Nationwide Fund Distributors LLC [3] and NWD Investments,[2] the asset management operations of Nationwide Mutual Insurance Company, which includes Morley Capital Management, Inc.,[2] Nationwide Separate Accounts LLC,[2] NorthPointe Capital LLC,[2] and Nationwide SA Capital Trust[2]. From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).	N/A	None

Gerald J. Holland Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken,PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for Nationwide Funds Group[3].	N/A	N/A

 43

Management Information
June 30, 2007 (Unaudited) (Continued)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2007 (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust	Principal Occupation(s)	Nationwide Fund	Other
Name, Address	and Length of	During Past	Complex Overseen	Directorships
and Year of Birth	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Michael A. Krulikowski Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer from June 2004 to August 2007[4]	Mr. Krulikowski is Vice President and Chief Compliance Officer of Nationwide Funds Group[3], Morley Capital Management, Inc.[3] , Nationwide SA Capital Trust (since 1999)[3], and Nationwide Separate Accounts LLC (since August 2005).[3] Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust. From November 1999 through May 2007, he served as Vice President and Chief Compliance Officer of NorthPointe Capital LLC. [3]	N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[3] and NWD Investments.[2] From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Effective August 3, 2007, the Board of Trustees approved Carol Baldwin Moody as Chief Compliance Officer of the Trust. Since November 2005, Ms. Moody has been Senior Vice President, Chief Compliance Officer of Nationwide Financial Services, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Investment Advisors, LLC. From February 2004-November 2005, she was Chief Compliance Officer of TIAA-CREF and from April 2000-February 2004, she was Managing Director and General Counsel, TCW/ Latin America Partners, LLC and Baeza & Co., LLC.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

44

Item 2.	Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.
(a)(1)	Disclose that the registrant’s board of directors has determined that the registrant either:
(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.
(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).
(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	Schedule of Investments.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.
The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

Item 11.	Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable — The information required by this item is required only in an annual report on the Form N-CSR.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.
Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ GERALD J. HOLLAND

	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 6, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOHN H. GRADY

	Name:	John H. Grady
	Title:	President & Principal Executive Officer
	Date:	September 6, 2007

By (Signature and Title)	/s/ GERALD J. HOLLAND

	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 6, 2007